UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.    Reports to Stockholders.

SEI New ways. New answers.®

March 31, 2021

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

Paper copies of the Funds' shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds' website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.2%

Communication Services — 6.3%
Alphabet Inc, Cl A *	0.7%	7,256	$14,966
Alphabet Inc, Cl C *	1.0	10,346	21,402
Comcast Corp, Cl A	0.8	311,982	16,881
Facebook Inc, Cl A *	1.5	111,416	32,815
Verizon Communications Inc	0.9	348,594	20,271
Other Securities	1.4		30,984
			137,319
Consumer Discretionary — 11.6%
Amazon.com Inc, Cl A *	2.3	16,137	49,929
General Motors Co	0.7	275,790	15,847
Lowe’s Cos Inc	0.8	94,558	17,983
Ross Stores Inc	0.7	132,001	15,828
Other Securities (A)	7.1		154,856
			254,443
Consumer Staples — 6.9%
Kroger Co/The	0.9	523,188	18,829
Philip Morris International Inc	0.6	152,724	13,553
Unilever PLC ADR	0.9	358,044	19,990
Other Securities	4.5		98,024
			150,396
Energy — 2.4%
Other Securities	2.4		52,929
Financials — 15.7%
Bank of America Corp	1.5	833,093	32,232
Berkshire Hathaway Inc, Cl B *	1.3	107,429	27,445
Capital One Financial Corp	1.1	185,240	23,568
Charles Schwab Corp/The	0.7	219,118	14,282
Citigroup Inc	0.8	226,874	16,505
First Republic Bank/CA	0.9	120,561	20,104
Markel Corp *	0.7	12,806	14,594
S&P Global Inc	0.6	36,924	13,029

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Bancorp	0.8%	323,806	$17,910
Other Securities ‡	7.3		164,323
			343,992
Health Care — 14.4%
Amgen Inc, Cl A	0.9	75,930	18,892
Becton Dickinson and Co	0.7	63,430	15,423
CVS Health Corp	0.8	227,837	17,140
Humana Inc	0.6	31,106	13,041
Johnson & Johnson	1.7	233,252	38,335
Medtronic PLC	0.6	115,198	13,608
Merck & Co Inc	0.8	231,072	17,813
Teleflex Inc	0.7	37,086	15,408
UnitedHealth Group Inc	1.0	60,733	22,597
Zimmer Biomet Holdings Inc	0.7	97,355	15,585
Other Securities (A)	5.9		127,889
			315,731
Industrials — 9.7%
Honeywell International Inc	1.3	132,550	28,773
Stanley Black & Decker Inc	0.8	85,552	17,082
WW Grainger Inc	0.6	33,540	13,447
Other Securities	7.0		153,802
			213,104
Information Technology — 23.0%
Adobe Inc *	1.4	62,259	29,596
Apple Inc	2.8	504,454	61,619
Applied Materials Inc	0.9	146,722	19,602
Global Payments Inc	1.0	103,225	20,808
Intel Corp	0.6	196,333	12,565
Intuit Inc	1.4	79,125	30,310
KLA Corp	0.7	43,998	14,537
Microchip Technology Inc	1.4	194,568	30,201
Microsoft Corp	2.6	242,452	57,163
Motorola Solutions Inc	0.6	67,599	12,712
PayPal Holdings Inc *	0.9	80,558	19,563
QUALCOMM Inc	0.9	143,364	19,009
salesforce.com *	0.8	86,371	18,299
Visa Inc, Cl A	1.3	139,382	29,511
Other Securities	5.7		127,102
			502,597
Materials — 5.1%
Air Products and Chemicals Inc	1.1	83,457	23,480
Other Securities (A)	3.9		87,445
			110,925
Real Estate — 1.6%
Crown Castle International Corp ‡	0.6	74,706	12,859
Other Securities ‡	1.0		22,591
			35,450

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.5%
NextEra Energy Inc	0.8%	242,617	$18,344
Other Securities	1.7		36,659
			55,003

Total Common Stock (Cost $1,277,765) ($ Thousands)			2,171,889

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.6	12,248,552	12,257

Total Affiliated Partnership (Cost $12,248) ($ Thousands)			12,257

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.7%	16,343,657	$16,344

Total Cash Equivalent (Cost $16,344) ($ Thousands)			16,344

Total Investments in Securities — 100.5% (Cost $1,306,357)($ Thousands)			$2,200,490

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	52	Jun-2021	$10,088	$10,315	$227
S&P Mid Cap 400 Index E-MINI	3	Jun-2021	753	782	29
			$10,841	$11,097	$256

Percentages are based on a Net Assets of $2,188,929
($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $12,142 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $12,257 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,171,889	–	–	2,171,889
Affiliated Partnership	–	12,257	–	12,257
Cash Equivalent	16,344	–	–	16,344

Total Investments in Securities	2,188,233	12,257	–	2,200,490

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	256	–	–	256

Total Other Financial Instruments	256	–	–	256

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 14,838	$ 63,598	$ (66,179)	$ 1	$ (1)	$ 12,257	12,248,552	$ 119	$ —
SEI Daily Income Trust, Government Fund, Cl F	15,549	291,087	(290,292)	—	—	16,344	16,343,657	1	—

Totals	$ 30,387	$ 354,685	$ (356,471)	$ 1	$ (1)	$ 28,601		$ 120	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 6.3%
AT&T Inc	2.1%	1,031,235	$31,215
BCE Inc	0.9	309,291	13,962
Comcast Corp, Cl A	0.7	189,923	10,277
Verizon Communications Inc	1.1	272,309	15,835
Other Securities	1.5		22,152
			93,441
Consumer Discretionary — 9.4%
General Motors Co	1.3	332,988	19,133
Genuine Parts Co	1.1	148,224	17,133
Lowe’s Cos Inc	0.8	64,249	12,219
PulteGroup Inc	0.8	218,605	11,464
Target Corp, Cl A	2.1	155,139	30,728
Other Securities (A)	3.3		48,382
			139,059
Consumer Staples — 8.3%
Kimberly-Clark Corp	0.8	86,011	11,960
Kroger Co/The	1.1	465,551	16,755
Philip Morris International Inc	1.1	184,254	16,351
Tyson Foods Inc, Cl A	0.7	147,236	10,940
Unilever PLC ADR	0.7	172,247	9,616
Walgreens Boots Alliance Inc	0.8	222,619	12,222
Other Securities	3.1		46,028
			123,872
Energy — 4.9%
Chevron Corp	1.4	193,503	20,277
ConocoPhillips	1.1	304,568	16,133
Exxon Mobil Corp	0.8	220,170	12,292
Other Securities	1.6		24,322
			73,024
Financials — 21.1%
Bank of America Corp	2.3	893,848	34,583
Bank of New York Mellon Corp/ The	0.6	201,580	9,533
Berkshire Hathaway Inc, Cl B *	0.8	47,122	12,038
Chubb Ltd	1.0	94,141	14,871

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup Inc	2.6%	538,848	$39,201
JPMorgan Chase & Co	2.1	201,397	30,659
Morgan Stanley	1.6	308,898	23,989
Truist Financial Corp	0.8	211,571	12,339
Wells Fargo & Co	1.2	468,761	18,314
Other Securities ‡(A)	8.1		118,116
			313,643
Health Care — 12.7%
CVS Health Corp	0.7	142,061	10,687
Johnson & Johnson	2.0	182,385	29,975
Medtronic PLC	1.0	131,252	15,505
Merck & Co Inc	1.3	251,611	19,397
Novartis AG ADR	0.9	152,220	13,012
Pfizer Inc	1.8	736,707	26,691
Other Securities (A)	5.0		73,057
			188,324
Industrials — 10.9%
3M Co	0.8	61,376	11,826
Cummins Inc	0.9	48,600	12,593
General Dynamics Corp	0.9	72,384	13,142
Johnson Controls International PLC	1.7	410,921	24,520
Raytheon Technologies Corp	1.1	209,293	16,172
Siemens AG ADR	1.1	197,944	16,290
Other Securities	4.4		66,501
			161,044
Information Technology — 10.8%
Broadcom Inc	0.7	20,633	9,567
Cisco Systems Inc/Delaware	1.4	395,800	20,467
HP Inc	0.9	417,991	13,271
Intel Corp	2.4	547,523	35,041
Other Securities	5.4		82,209
			160,555
Materials — 5.7%
Dow Inc	0.7	153,907	9,841
Eastman Chemical Co	0.7	89,995	9,910
Other Securities	4.3		64,888
			84,639
Real Estate — 3.9%
Healthpeak Properties Inc ‡	1.0	444,186	14,098
Welltower Inc ‡	1.0	203,902	14,606
Other Securities ‡	1.9		28,989
			57,693
Utilities — 5.1%
Duke Energy Corp	0.7	105,867	10,219
Exelon Corp	0.7	235,793	10,314
NextEra Energy Inc	1.4	282,830	21,385
Other Securities	2.3		33,828
			75,746
Total Common Stock (Cost $996,114) ($ Thousands)			1,471,040

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.2%	3,609,859	$3,608

Total Affiliated Partnership (Cost $3,610) ($ Thousands)			3,608

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.8%	11,548,070	$11,548
Total Cash Equivalent (Cost $11,548) ($ Thousands)			11,548

Total Investments in Securities — 100.1% (Cost $1,011,272)($ Thousands)			$1,486,196

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	17	Jun-2021	$3,370	$3,372	$2
S&P Mid Cap 400 Index E-MINI	24	Jun-2021	3,669	3,647	(22)
			$7,039	$7,019	$(20)

Percentages are based on a Net Assets of $1,484,847 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $3,564 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $3,608 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,471,040	–	–	1,471,040
Affiliated Partnership	–	3,608	–	3,608
Cash Equivalent	11,548	–	–	11,548

Total Investments in Securities	1,482,588	3,608	–	1,486,196

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(22)	–	–	(22)

Total Other Financial Instruments	(20)	–	–	(20)

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$2,813	$71,639	$(70,842)	$(3)	$1	$3,608	3,609,859	$64	$—
SEI Daily Income Trust, Government Fund, Cl F	13,611	156,481	(158,544)	—	—	11,548	11,548,070	1	—

Totals	$16,424	$228,120	$(229,386)	$(3)	$1	$15,156		$65	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 10.6%
Alphabet Inc, Cl A *	2.2%	17,794	$36,700
Alphabet Inc, Cl C *	2.5	20,104	41,588
Facebook Inc, Cl A *	2.9	164,387	48,417
Pinterest Inc, Cl A *	0.9	215,363	15,943
T-Mobile US Inc *	0.8	112,916	14,147
Other Securities	1.3		20,982
			177,777
Consumer Discretionary — 16.0%
Amazon.com Inc, Cl A *	6.0	32,535	100,666
AutoZone Inc *	1.1	13,698	19,236
Lennar Corp, Cl A	0.7	111,324	11,269
Lowe’s Cos Inc	1.0	92,133	17,522
NIKE Inc, Cl B	1.0	120,711	16,041
Starbucks Corp	0.7	107,298	11,724
Tesla Inc *	0.8	21,380	14,280
TJX Cos Inc/The	0.8	201,293	13,316
Other Securities	3.9		64,457
			268,511
Consumer Staples — 4.4%
Colgate-Palmolive Co	0.7	149,613	11,794
PepsiCo Inc	1.2	141,079	19,956
US Foods Holding Corp *	0.8	359,174	13,692
Other Securities	1.7		27,872
			73,314
Financials — 4.8%
CME Group Inc	0.9	73,886	15,090
Moody’s Corp	1.1	62,893	18,780
MSCI Inc, Cl A	0.9	34,458	14,448
S&P Global Inc	0.7	34,598	12,209
Other Securities	1.2		19,318
			79,845
Health Care — 13.6%
Align Technology Inc *	0.9	28,573	15,473
Becton Dickinson and Co	0.8	54,004	13,131
Catalent Inc *	0.8	128,727	13,556

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danaher Corp, Cl A	1.4%	99,177	$22,323
Johnson & Johnson	0.9	88,580	14,558
Medtronic PLC	0.7	97,677	11,539
Mettler-Toledo International Inc *	0.8	11,817	13,657
Stryker Corp	0.7	46,129	11,236
UnitedHealth Group Inc	2.6	117,712	43,797
Other Securities (A)	4.0		67,601
			226,871
Industrials — 6.2%
Carrier Global Corp	0.8	325,100	13,726
Middleby Corp/The *	0.7	73,090	12,115
TransDigm Group Inc *	0.6	18,030	10,600
Union Pacific Corp	0.7	54,750	12,067
Other Securities	3.4		55,271
			103,779
Information Technology — 40.4%
Adobe Inc *	2.3	81,146	38,574
Analog Devices Inc	0.8	90,226	13,992
Apple Inc	7.1	978,177	119,484
Applied Materials Inc	2.7	341,024	45,561
Broadcom Inc	0.9	31,941	14,810
Fiserv Inc, Cl A *	0.7	95,993	11,427
Intuit Inc	1.2	51,247	19,631
Mastercard Inc, Cl A	2.0	93,573	33,317
Microsoft Corp	8.8	625,099	147,380
NVIDIA Corp	1.2	36,311	19,387
NXP Semiconductors NV	0.7	56,823	11,441
Oracle Corp, Cl B	0.9	206,020	14,456
PayPal Holdings Inc *	2.2	148,411	36,040
QUALCOMM Inc	0.7	85,084	11,281
salesforce.com *	1.0	80,307	17,015
ServiceNow Inc *	0.7	22,029	11,017
Visa Inc, Cl A	2.4	191,735	40,596
Other Securities	4.1		70,184
			675,593
Materials — 2.7%
Sherwin-Williams Co/The, Cl A	1.3	30,486	22,499
Other Securities	1.4		22,360
			44,859

Total Common Stock (Cost $763,459) ($ Thousands)			1,650,549

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.4	6,774,096	6,775

Total Affiliated Partnership (Cost $6,776) ($ Thousands)			6,775

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.3%	$22,100,043	$22,100

Total Cash Equivalent (Cost $22,100) ($Thousands)			22,100

Total Investments in Securities — 100.4% (Cost $792,335)($Thousands)			$1,679,424

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	50	Jun-2021	$16,907	$17,060	$153

Percentages are based on Net Assets of $1,673,016 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $6,907 ($Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $6,775 ($Thousands).

Cl	— Class
L.P.	— Limited Partnership
PLC	— Public Limited Company
S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instrument carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,650,549	–	–	1,650,549
Affiliated Partnership	–	6,775	–	6,775
Cash Equivalent	22,100	–	–	22,100

Total Investments in Securities	1,672,649	6,775	–	1,679,424

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	153	–	–	153

Total Other Financial Instruments	153	–	–	153

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$9,033	$41,187	$(43,448)	$1	$2	$6,775	6,774,096	$4	$—
SEI Daily Income Trust, Government Fund, Cl F	15,424	140,368	(133,692)	—	—	22,100	22,100,043	1	—

Totals	$24,457	$181,555	$(177,140)	$1	$2	$28,875		$5	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 10.4%
Alphabet Inc, Cl A *	1.6%	7,220	$14,891
Alphabet Inc, Cl C *	1.6	6,994	14,468
AT&T Inc	0.6	172,090	5,209
Comcast Corp, Cl A	0.7	109,467	5,923
Facebook Inc, Cl A *	1.9	58,043	17,095
Netflix Inc *	0.6	10,235	5,339
Verizon Communications Inc	0.6	99,949	5,812
Walt Disney Co/The	0.9	43,632	8,051
Other Securities	1.9		18,423

			95,211

Consumer Discretionary — 12.0%
Amazon.com Inc, Cl A *	3.5	10,233	31,662
Home Depot Inc/The	0.9	25,982	7,931
McDonald’s Corp	0.5	17,942	4,022
NIKE Inc, Cl B	0.4	29,943	3,979
Tesla Inc *	1.4	18,475	12,340
Other Securities	5.3		49,818

			109,752

Consumer Staples — 5.8%
Coca-Cola Co/The	0.5	93,238	4,915
Costco Wholesale Corp	0.4	10,675	3,763
PepsiCo Inc	0.5	33,514	4,740
Procter & Gamble Co/The	0.9	58,808	7,964
Walmart Inc	0.5	33,664	4,573
Other Securities (A)	3.0		26,657

			52,612

Energy — 2.6%
Chevron Corp	0.5	46,503	4,873
Exxon Mobil Corp	0.6	102,066	5,698
Other Securities	1.5		13,179

			23,750

Financials — 11.3%
Bank of America Corp	0.8	186,741	7,225

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	1.3%	45,472	$11,617
Citigroup Inc	0.4	50,185	3,651
JPMorgan Chase & Co	1.2	73,100	11,128
SEI Investments Co †	0.0	2,800	171
Wells Fargo & Co	0.4	91,491	3,574
Other Securities ‡(B)	7.2		65,917

			103,283

Health Care — 13.0%
Abbott Laboratories	0.6	41,740	5,002
AbbVie Inc	0.5	42,561	4,606
Eli Lilly and Co	0.4	20,353	3,802
Johnson & Johnson	1.1	63,675	10,465
Medtronic PLC	0.4	32,435	3,831
Merck & Co Inc	0.5	61,002	4,703
Pfizer Inc	0.5	134,350	4,867
Thermo Fisher Scientific Inc	0.5	9,531	4,350
UnitedHealth Group Inc	0.9	22,837	8,497
Other Securities	7.6		68,979

			119,102

Industrials — 9.2%
Honeywell International Inc	0.4	16,948	3,679
Union Pacific Corp	0.4	16,172	3,564
Other Securities	8.3		76,854

			84,097

Information Technology — 26.5%
Accenture PLC, Cl A	0.5	15,407	4,256
Adobe Inc *	0.6	11,665	5,545
Apple Inc	5.1	382,604	46,735
Broadcom Inc	0.5	9,531	4,419
Cisco Systems Inc/Delaware	0.6	102,482	5,299
Intel Corp	0.7	99,076	6,341
Mastercard Inc, Cl A	0.8	21,351	7,602
Microsoft Corp	4.7	180,900	42,651
NVIDIA Corp	0.8	14,224	7,595
PayPal Holdings Inc *	0.8	28,388	6,894
QUALCOMM Inc	0.4	27,214	3,608
salesforce.com Inc *	0.5	21,203	4,492
Texas Instruments Inc	0.5	22,173	4,190
Visa Inc, Cl A	1.0	40,765	8,631
Other Securities	9.1		84,227

			242,485

Materials — 2.8%
Other Securities	2.9		25,491

Real Estate — 3.0%
Other Securities ‡	3.0		27,614

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.6%
NextEra Energy Inc	0.4%	47,235	$3,571
Other Securities	2.1		19,571

			23,142

Total Common Stock (Cost $653,928) ($ Thousands)			906,539

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(C)	0.0	72,526	73

Total Affiliated Partnership (Cost $73) ($ Thousands)			73

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.9%	8,589,418	$8,589

Total Cash Equivalent (Cost $8,589) ($ Thousands)			8,589

Total Investments in Securities — 100.1% (Cost $662,590)($ Thousands)			$915,201

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

500 Index E-MINI	37	Jun-2021	$7,247	$7,340	$93
S&P Mid Cap 400 Index E-MINI	2	Jun-2021	526	521	(5)

			$7,773	$7,861	$88

Percentages are based on a Net Assets of $914,257 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $69 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $109 ($ Thousands), or 0.0% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $73 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	906,539	–	–	906,539
Affiliated Partnership	–	73	–	73
Cash Equivalent	8,589	–	–	8,589

Total Investments in Securities	915,128	73	–	915,201

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	93	–	–	93
Unrealized Depreciation	(5)	–	–	(5)

Total Other Financial Instruments	88	–	–	88

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Investment Co	$127	$17	$ —	$—	$27	$171	2,800	$1	$—
SEI Liquidity Fund, L.P.	924	2,794	(3,645)	—	—	73	72,526	6	—
SEI Daily Income Trust, Government Fund, Cl F	14,553	90,322	(96,286)	—	—	8,589	8,589,418	1	—

Totals	$15,604	$ 93,133	$ (99,931)	$—	$27	$8,833		$8	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.6%

Communication Services — 5.7%
Alphabet Inc, Cl A *	1.2%	26,214	$54,067
Alphabet Inc, Cl C *	1.1	22,848	47,264
Facebook Inc, Cl A *	0.9%	135,757	39,984
Other Securities	2.5		103,862
			245,177
Consumer Discretionary — 11.9%
Amazon.com Inc, Cl A *	1.3	18,448	57,080
Dollar General Corp	1.0	222,711	45,126
Lowe’s Cos Inc	1.4	328,236	62,424
NIKE Inc, Cl B	1.1	357,743	47,540
Ross Stores Inc	0.6	218,925	26,251
Target Corp, Cl A	0.8	185,748	36,791
TJX Cos Inc/The	0.6	374,562	24,777
Other Securities	5.1		220,154
			520,143
Consumer Staples — 8.8%
Altria Group Inc	0.7	561,690	28,736
Kroger Co/The	0.8	924,655	33,278
PepsiCo Inc	0.7	209,241	29,597
Philip Morris International Inc	1.0	469,703	41,682
Procter & Gamble Co/The	0.7	233,806	31,664
Unilever PLC ADR	0.9	731,480	40,839
Other Securities	4.0		175,229
			381,025
Energy — 2.5%
Chevron Corp	0.6	264,554	27,723
Other Securities	1.9		82,721
			110,444
Financials — 17.5%
Bank of America Corp	1.4	1,550,747	59,998
Citigroup Inc	0.6	379,987	27,644
JPMorgan Chase & Co	1.7	474,451	72,226
Moody’s Corp	1.8	263,689	78,740
Morgan Stanley	0.5	311,935	24,225

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	0.9%	91,938	$38,548
US Bancorp	0.7	573,724	31,733
Other Securities ‡	9.9		428,186
			761,300
Health Care — 14.6%
Amgen Inc, Cl A	0.8	145,948	36,313
Becton Dickinson and Co	0.6	113,758	27,660
CVS Health Corp	0.7	379,134	28,522
Johnson & Johnson	2.4	633,113	104,052
Merck & Co Inc	1.1	605,640	46,689
Mettler-Toledo International Inc *	0.8	28,371	32,788
Pfizer Inc	0.7	815,680	29,552
UnitedHealth Group Inc	1.4	167,008	62,139
Other Securities (A)	6.1		267,163
			634,878
Industrials — 9.6%
3M Co	0.6	131,281	25,295
Graco Inc	0.9	542,313	38,840
Johnson Controls International PLC	0.7	494,338	29,497
Siemens AG ADR	0.6	311,780	25,658
WW Grainger Inc	0.6	64,211	25,744
Other Securities	6.2		269,317
			414,351
Information Technology — 20.2%
Adobe Inc *	1.5	132,912	63,182
Apple Inc	2.6	932,824	113,944
Applied Materials Inc	0.6	183,527	24,519
Cisco Systems Inc/Delaware	0.6	498,298	25,767
Intel Corp	0.9	571,741	36,591
Intuit Inc	1.4	156,005	59,759
Mastercard Inc, Cl A	1.4	175,853	62,612
Microchip Technology Inc	1.0	289,399	44,921
Microsoft Corp	2.6	486,353	114,667
Oracle Corp, Cl B	0.8	512,747	35,979
Visa Inc, Cl A	1.3	275,684	58,371
Other Securities (A)	5.5		237,043
			877,355
Materials — 5.4%
Linde PLC	0.8	123,959	34,726
Sherwin-Williams Co/The, Cl A	1.1	66,555	49,118
Other Securities	3.5		152,455
			236,299
Real Estate — 2.0%
American Tower Corp, Cl A ‡	0.6	101,757	24,326
Other Securities ‡	1.4		61,589
			85,915

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.4%
Other Securities	1.4%		$61,016

Total Common Stock (Cost $1,678,734) ($ Thousands)			4,327,903

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.0	1,154,929	1,157

Total Affiliated Partnership (Cost $1,155) ($ Thousands)			1,157

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2.4%	105,365,872	$105,366

Total Cash Equivalent (Cost $105,366) ($ Thousands)			105,366

Total Investments in Securities — 102.0% (Cost $1,785,255)($ Thousands)			$4,434,426

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	39	Jun-2021	$7,739	$7,736	$(3)
S&P Mid Cap 400 Index E-MINI	2	Jun-2021	522	521	(1)

			$8,261	$8,257	$(4)

Percentages are based on a Net Assets of $4,348,154 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $1,141 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $1,157 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,327,903	–	–	4,327,903
Affiliated Partnership	–	1,157	–	1,157
Cash Equivalent	105,366	–	–	105,366

Total Investments in Securities	4,433,269	1,157	–	4,434,426

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	(4)	–	–	(4)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$48,578	$159,168	$(206,600)	$ 8	$ 3	$ 1,157	1,154,929	$ 45	$ —
SEI Daily Income Trust, Government Fund, Cl F	21,668	317,706	(234,008)	—	—	105,366	105,365,872	1	—

Totals	$70,246	$476,874	$(440,608)	$ 8	$ 3	$106,523		$ 46	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 10.8%
Alphabet Inc, Cl A *	1.8%	8,351	$17,224
Alphabet Inc, Cl C *	1.8	8,004	16,557
AT&T Inc	0.6	197,993	5,993
Comcast Corp, Cl A	0.7	126,896	6,866
Facebook Inc, Cl A *	2.1	66,813	19,678
Netflix Inc *	0.7	12,269	6,400
Verizon Communications Inc	0.7	114,896	6,681
Walt Disney Co/The	1.0	50,393	9,299
Other Securities	1.4		13,267
			101,965
Consumer Discretionary — 12.3%
Amazon.com Inc, Cl A *	3.9	11,885	36,773
Home Depot Inc/The	1.0	29,895	9,125
McDonald’s Corp	0.5	20,738	4,648
NIKE Inc, Cl B	0.5	35,323	4,694
Tesla Inc *	1.5	21,334	14,250
Other Securities	4.9		46,783
			116,273
Consumer Staples — 6.1%
Coca-Cola Co/The	0.6	107,649	5,674
Costco Wholesale Corp	0.5	12,336	4,348
PepsiCo Inc	0.6	38,259	5,412
Procter & Gamble Co/The	1.0	68,345	9,256
Walmart Inc	0.6	38,456	5,223
Other Securities	2.8		27,560
			57,473
Energy — 2.8%
Chevron Corp	0.6	53,478	5,604
Exxon Mobil Corp	0.7	117,546	6,562
Other Securities	1.5		14,046
			26,212
Financials — 11.2%
Bank of America Corp	0.9	210,945	8,161
Berkshire Hathaway Inc, Cl B *	1.4	52,893	13,513
Citigroup Inc	0.4	57,951	4,216
JPMorgan Chase & Co	1.4	84,676	12,890

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	0.5%	114,715	$4,482
Other Securities	6.6		62,416
			105,678
Health Care — 12.9%
Abbott Laboratories	0.6	49,199	5,896
AbbVie Inc	0.6	49,050	5,308
Eli Lilly and Co	0.4	22,108	4,130
Johnson & Johnson	1.3	73,025	12,002
Medtronic PLC	0.5	37,372	4,415
Merck & Co Inc	0.6	70,276	5,418
Pfizer Inc	0.6	154,856	5,610
Thermo Fisher Scientific Inc	0.5	10,969	5,006
UnitedHealth Group Inc	1.0	26,208	9,751
Other Securities	6.8		63,847
			121,383
Industrials — 8.8%
Honeywell International Inc	0.5	19,277	4,184
Union Pacific Corp	0.4	18,574	4,094
Other Securities	7.9		74,180
			82,458
Information Technology — 26.4%
Accenture PLC, Cl A	0.5	17,581	4,857
Adobe Inc *	0.7	13,269	6,308
Apple Inc	5.7	438,162	53,522
Broadcom Inc	0.6	11,316	5,247
Cisco Systems Inc/Delaware	0.6	117,161	6,058
Intel Corp	0.8	112,797	7,219
Mastercard Inc, Cl A	0.9	24,346	8,668
Microsoft Corp	5.2	209,415	49,374
NVIDIA Corp	1.0	17,229	9,199
PayPal Holdings Inc *	0.8	32,492	7,890
QUALCOMM Inc	0.4	31,554	4,184
salesforce.com Inc *	0.6	25,521	5,407
Texas Instruments Inc	0.5	25,503	4,820
Visa Inc, Cl A	1.1	47,061	9,964
Other Securities	7.0		66,362
			249,079
Materials — 2.7%
Other Securities	2.7		25,160
Real Estate — 2.4%
Other Securities ‡	2.4		22,929
Utilities — 2.6%
NextEra Energy Inc	0.4	54,380	4,112
Other Securities	2.2		20,805
			24,917
Total Common Stock (Cost $267,301) ($ Thousands)			933,527

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.7%	6,427,474	$6,427

Total Cash Equivalent (Cost $6,427) ($ Thousands)			6,427

Total Investments in Securities — 99.7% (Cost $273,728)($ Thousands)			$939,954

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	38	Jun-2021	$7,498	$7,538	$40

Percentages are based on a Net Assets of $942,319 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	933,527	–	–	933,527
Cash Equivalent	6,427	–	–	6,427

Total Investments in Securities	939,954	–	–	939,954

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	40	–	–	40

Total Other Financial Instruments	40	–	–	40

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 349	$ 1,842	$ (2,191)	$ —	$ —	$ —	—	$3	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,428	45,940	(51,941)	—	—	6,427	6,427,474	1	—

Totals	$12,777	$47,782	$(54,132)	$ —	$ —	$6,427		$4	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Communication Services — 3.1%
Cinemark Holdings Inc	0.3%	109,386	$2,233
Cogent Communications Holdings Inc	0.3	33,336	2,292
Lions Gate Entertainment Corp, Cl A * (A)	0.6	272,867	4,079
TEGNA Inc	0.3	122,513	2,307
Other Securities	1.6		10,408
			21,319
Consumer Discretionary — 15.9%
American Eagle Outfitters Inc	0.4	104,368	3,052
Brunswick Corp/DE	0.4	28,098	2,680
Modine Manufacturing Co *	0.7	308,036	4,550
Shutterstock Inc	0.4	33,810	3,010
Taylor Morrison Home Corp, Cl A *	0.4	78,818	2,428
Urban Outfitters Inc *	0.4	79,389	2,952
Other Securities (A)	13.2		90,445
			109,117
Consumer Staples — 4.9%
Pilgrim’s Pride Corp *	0.5	155,282	3,694
TreeHouse Foods Inc *	0.3	40,874	2,135
Other Securities	4.1		27,945
			33,774
Energy — 3.0%
Cabot Oil & Gas Corp	0.3	112,230	2,108
Cimarex Energy Co	0.5	60,973	3,621
Delek US Holdings Inc	0.6	193,244	4,209
Diamondback Energy Inc, Cl A	0.3	28,141	2,068
Other Securities	1.3		8,716
			20,722

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 18.9%
American Equity Investment Life
Holding Co	0.4%	88,923	$2,804
Bank OZK	0.3	51,428	2,101
BankUnited Inc	1.2	183,162	8,050
CNO Financial Group Inc	0.7	207,866	5,049
First Commonwealth Financial Corp	0.4	188,987	2,716
First Horizon Corp	0.7	285,435	4,827
First Midwest Bancorp Inc/IL	0.4	111,360	2,440
FNB Corp/PA	1.0	524,247	6,658
Home BancShares Inc/AR	0.3	79,031	2,138
PacWest Bancorp	0.7	128,068	4,886
Pinnacle Financial Partners Inc	0.5	38,272	3,393
Sterling Bancorp/DE	0.4	103,926	2,392
Umpqua Holdings Corp	0.8	324,780	5,700
Western Alliance Bancorp	0.4	25,941	2,450
Other Securities ‡	10.7		73,890
			129,494
Health Care — 10.3%
Ensign Group Inc/The	0.6	43,286	4,062
Pennant Group Inc/The *	0.1	13,207	605
Other Securities (A)	9.6		65,941
			70,608
Industrials — 17.2%
ACCO Brands Corp	0.6	521,799	4,404
Altra Industrial Motion Corp	0.3	37,870	2,095
BWX Technologies Inc, Cl W	0.4	44,679	2,946
JetBlue Airways Corp *	0.6	191,611	3,897
Masonite International Corp *	0.3	20,579	2,372
Regal Beloit	0.4	18,370	2,621
Snap-on Inc	0.3	9,060	2,090
Standex International Corp	0.3	22,100	2,112
WESCO International Inc *	0.6	45,087	3,901
Other Securities	13.4		91,550
			117,988
Information Technology — 12.6%
Alliance Data Systems Corp	0.5	33,369	3,740
J2 Global Inc *	0.6	31,467	3,772
NCR Corp *	0.4	74,140	2,813
Rogers Corp *	0.3	11,979	2,255
Silicon Motion Technology Corp ADR	0.4	46,397	2,756
Super Micro Computer Inc *	0.4	71,106	2,777
Other Securities	10.0		68,286
			86,399
Materials — 6.0%
Commercial Metals Co, Cl A	0.9	204,819	6,317
Domtar Corp	0.3	63,503	2,346
Reliance Steel & Aluminum Co	0.3	13,781	2,099
Other Securities (A)	4.5		30,030
			40,792

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 2.3%
Other Securities ‡	2.3%		$16,029

Utilities — 1.9%
Portland General Electric Co	0.4	63,870	3,032
Other Securities	1.5		10,148
			13,180

Total Common Stock (Cost $463,872) ($ Thousands)			659,422

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
0.020% **†(B)	1.2%	8,117,859	$8,119

Total Affiliated Partnership (Cost $8,118) ($ Thousands)			8,119

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	3.8	25,893,125	25,893

Total Cash Equivalent (Cost $25,893) ($ Thousands)			25,893

Total Investments in Securities — 101.1% (Cost $497,883)($ Thousands)			$693,434

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	41	Jun-2021	$4,541	$4,556	$15

Percentages are based on a Net Assets of $685,895 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $6,203 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $8,119 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	659,422	–	–	659,422
Affiliated Partnership	–	8,119	–	8,119
Cash Equivalent	25,893	–	–	25,893

Total Investments in Securities	685,315	8,119	–	693,434

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	15	–	–	15

Total Other Financial Instruments	15	–	–	15

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 14,415	$ 49,219	$(55,515)	$1	$(1)	$8,119	8,117,859	$84	$—
SEI Daily Income Trust, Government Fund, Cl F	9,347	145,852	(129,306)	—	—	25,893	25,893,125	1	—

Totals	$ 23,762	$195,071	$(184,821)	$1	$(1)	$34,012		$ 85	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Communication Services — 3.9%
John Wiley & Sons Inc, Cl A	0.6%	44,260	$2,399
Lions Gate Entertainment Corp, Cl A *	0.5	151,338	2,262
Nexstar Media Group Inc, Cl A	1.3	38,144	5,357
Other Securities (A)	1.5		6,679
			16,697
Consumer Discretionary — 11.7%
Lithia Motors Inc, Cl A	1.2	12,637	4,930
Meritage Homes Corp *	0.5	23,595	2,169
Modine Manufacturing Co *	0.6	185,572	2,741
Other Securities (A)	9.4		40,073
			49,913
Consumer Staples — 3.2%
Hostess Brands Inc, Cl A *	0.8	240,489	3,449
Spectrum Brands Holdings Inc	0.5	25,349	2,155
Other Securities (A)	1.9		8,311
			13,915
Energy — 3.1%
Delek US Holdings Inc	0.5	107,177	2,334
Other Securities (A)(B)	2.6		11,072
			13,406
Financials — 24.3%
BankUnited Inc	0.9	90,582	3,981
BGC Partners Inc, Cl A	0.7	616,304	2,977
CIT Group Inc	0.5	44,492	2,292
CNO Financial Group Inc	1.3	230,071	5,588
Columbia Banking System Inc	0.9	93,310	4,021
First Commonwealth Financial Corp	0.6	175,092	2,516
First Horizon Corp	0.8	202,315	3,421
First Merchants Corp	0.6	53,053	2,467
FNB Corp/PA	0.7	251,885	3,199
OFG Bancorp	0.7	123,495	2,793
Pacific Premier Bancorp Inc	0.6	60,330	2,621

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PacWest Bancorp	2.1%	231,936	$8,848
Starwood Property Trust Inc ‡	1.2	200,873	4,970
Umpqua Holdings Corp	0.6	136,954	2,404
Other Securities ‡(A)	12.1		51,635
			103,733
Health Care — 3.8%
Syneos Health Inc, Cl A *	0.9	51,324	3,893
Other Securities (A)	2.9		12,372
			16,265
Industrials — 15.2%
ACCO Brands Corp	0.8	402,096	3,394
Atkore Inc *	0.9	51,243	3,684
BWX Technologies Inc, Cl W	0.9	59,303	3,910
Colfax Corp *	1.2	111,919	4,903
JetBlue Airways Corp *	0.7	144,973	2,949
KAR Auction Services Inc	0.7	192,901	2,894
Teledyne Technologies Inc *	0.6	6,001	2,482
WESCO International Inc *	0.7	34,998	3,028
XPO Logistics Inc *	0.7	23,824	2,937
Other Securities (A)	8.0		34,690
			64,871
Information Technology — 12.5%
ACI Worldwide Inc *	1.0	108,279	4,120
Amkor Technology Inc	0.5	93,950	2,227
Euronet Worldwide Inc *	0.5	16,683	2,307
Insight Enterprises Inc *	0.6	27,571	2,631
J2 Global Inc *	2.1	73,879	8,855
NCR Corp *(A)	0.6	64,079	2,432
Sanmina Corp *	0.5	51,733	2,141
Silicon Motion Technology Corp ADR	1.6	115,193	6,841
Verint Systems Inc *	0.7	67,863	3,087
Other Securities (A)	4.4		18,783
			53,424
Materials — 9.5%
Ashland Global Holdings Inc	0.9	40,922	3,633
Axalta Coating Systems Ltd *	1.0	140,362	4,152
Commercial Metals Co, Cl A (A)	0.9	130,327	4,019
FMC Corp	1.4	52,230	5,777
Silgan Holdings Inc	1.5	151,154	6,353
Other Securities (A)	3.8		16,539
			40,473
Real Estate — 6.5%
Gaming and Leisure Properties Inc ‡	1.0	98,262	4,169
Howard Hughes Corp/The *	0.7	32,837	3,124
Medical Properties Trust Inc ‡	1.2	249,343	5,306
Other Securities ‡(A)	3.6		15,410
			28,009

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.8%
Other Securities (A)	0.8%		$3,542

Total Common Stock (Cost $274,059) ($ Thousands)			404,248

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.020% **†(C)	6.9	29,632,329	29,641

Total Affiliated Partnership (Cost $29,639) ($ Thousands)			29,641

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	5.4%	22,914,301	$22,914

Total Cash Equivalent (Cost $22,914) ($ Thousands)			22,914

Total Investments in Securities — 106.8% (Cost $326,612)($ Thousands)			$456,803

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	54	Jun-2021	$ 5,991	$6,001	$10

Percentages are based on Net Assets of $427,594 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 10). The total market value of securities on loan at March 31, 2021 was $28,779 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $1,990 ($ Thousands), or 0.5% of the Net Assets of the Fund (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total market value of such securities as of March 31, 2021 was $29,641 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	404,248	–	–	404,248
Affiliated Partnership	–	29,641	–	29,641
Cash Equivalent	22,914	–	–	22,914

Total Investments in Securities	427,162	29,641	–	456,803

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10

Total Other Financial Instruments	10	–	–	10

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 7,690	$ 68,828	$(46,880)	$ 5	$ (2)	$ 29,641	29,632,329	$ 67	$ —
SEI Daily Income Trust, Government Fund, Cl F	13,795	48,172	(39,053)	—	—	22,914	22,914,301	1	—

Totals	$ 21,485	$ 117,000	$ (85,933)	$ 5	$ (2)	$ 52,555		$ 68	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Communication Services — 0.7%
TechTarget Inc *	0.4%	27,385	$1,902
Other Securities (A)	0.3		1,381
			3,283
Consumer Discretionary — 16.6%
Brinker International Inc *	0.5	31,848	2,263
Century Communities Inc *	0.5	33,697	2,033
Hanesbrands Inc	0.4	100,771	1,982
Rent-A-Center Inc/TX	0.6	46,539	2,683
Sally Beauty Holdings Inc *(A)	0.9	190,859	3,842
Shutterstock Inc	0.4	21,893	1,949
Skechers USA Inc, Cl A *	0.8	84,219	3,513
Other Securities (A)	12.5		55,637
			73,902
Consumer Staples — 0.8%
Other Securities (A)	0.8		3,429

Energy — 1.5%
Other Securities (A)	1.5		6,529

Financials — 10.4%
Cowen Inc, Cl A	0.5	63,689	2,239
Investors Bancorp Inc	0.5	143,634	2,110
Jaws Acquisition, Cl A *(A)	0.5	156,788	2,077
Mr Cooper Group Inc *	0.6	74,408	2,586
Other Securities ‡(A)(B)(C)	8.3		37,517
			46,529
Health Care — 27.2%
AMN Healthcare Services Inc *	0.6	34,719	2,559
CareDx Inc *(A)	0.5	35,867	2,442
Enanta Pharmaceuticals Inc *	0.5	43,885	2,164
Ensign Group Inc/The	0.7	31,608	2,966
Halozyme Therapeutics Inc *(A)	0.7	71,432	2,978
Medpace Holdings Inc *	0.5	14,397	2,362

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merit Medical Systems Inc *(A)	0.7%	53,682	$3,214
Natera Inc *	0.5	22,791	2,314
Omnicell Inc *	0.6	20,143	2,616
Pennant Group Inc/The *	0.2	17,625	807
Prestige Consumer Healthcare Inc, Cl A *	0.5	51,099	2,252
Repligen Corp *	0.5	11,198	2,177
Select Medical Holdings Corp *	0.7	87,557	2,986
Syneos Health Inc, Cl A *	0.8	45,820	3,475
Tenet Healthcare Corp *	0.7	60,091	3,125
Veracyte Inc *	0.7	54,594	2,934
Other Securities (A)	17.8		79,039
			120,410
Industrials — 17.8%
ABM Industries Inc	0.7	60,336	3,078
Atkore Inc *	0.5	27,873	2,004
Clean Harbors Inc *	0.5	28,427	2,390
EMCOR Group Inc	0.4	17,006	1,907
Heritage-Crystal Clean Inc *	0.8	128,377	3,483
Hillenbrand Inc	0.4	41,934	2,001
John Bean Technologies Corp, Cl A	0.5	15,514	2,069
Matson Inc	1.1	70,254	4,686
Middleby Corp/The *(A)	0.7	19,186	3,180
Ritchie Bros Auctioneers Inc	0.7	53,961	3,159
Tennant Co (A)	0.5	29,843	2,384
TriNet Group Inc *	0.6	34,630	2,700
Triton International Ltd	0.6	48,120	2,646
Other Securities (A)	9.8		43,483
			79,170
Information Technology — 16.6%
2U Inc *	0.6	73,156	2,797
Digital Turbine Inc *	0.5	27,584	2,217
Echo Global Logistics Inc *	0.4	60,296	1,894
Pluralsight Inc, Cl A *	0.5	97,335	2,174
Sanmina Corp *	0.4	47,065	1,948
SVMK Inc *	0.4	103,178	1,890
TTEC Holdings Inc	0.5	24,039	2,415
Ultra Clean Holdings Inc *	0.5	35,609	2,067
Vishay Intertechnology Inc	0.5	90,209	2,172
Other Securities (A)(B)	12.3		54,147
			73,721
Materials — 3.4%
Louisiana-Pacific Corp	0.7	57,054	3,164
Other Securities (A)	2.7		12,038
			15,202

Real Estate — 0.7%
Other Securities ‡(A)	0.7		3,268

Telecommunication Services — 0.1%
Other Securities	0.1		279

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.2%
Other Securities	0.2%		$656

Total Common Stock (Cost $333,715) ($ Thousands)			426,378

AFFILIATED PARTNERSHIP — 15.7%
SEI Liquidity Fund, L.P.
0.020% **†(D)	15.7	69,787,629	69,802

Total Affiliated Partnership (Cost $69,801) ($ Thousands)			69,802

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	4.0%	17,821,135	$17,821

Total Cash Equivalent (Cost $17,821) ($ Thousands)			17,821

Total Investments in Securities — 115.7% (Cost $421,337)($ Thousands)			$514,001

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	62	Jun-2021	$6,875	$6,890	$15
			$6,875	$6,890	$15

Percentages are based on a Net Assets of $444,444 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $69,599 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered restricted. The total market value of such securities as of March 31, 2021 was $61 ($ Thousands) and represented 0.0% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $69,802 ($ Thousands).

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	426,312	–	66	426,378
Affiliated Partnership	–	69,802	–	69,802
Cash Equivalent	17,821	–	–	17,821

Total Investments in Securities	444,133	69,802	66	514,001

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	15	–	–	15

Total Other Financial Instruments	15	–	–	15

* Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 14,256	$ 116,878	$(61,332)	$ 1	$(1)	$69,802	69,787,629	$ 188	$—
SEI Daily Income Trust, Government Fund, Cl F	5,613	64,752	(52,544)	—	—	17,821	17,821,135	—	—

Totals	$ 19,869	$ 181,630	$(113,876)	$ 1	$(1)	$87,623		$ 188	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 3.8%
Lions Gate Entertainment Corp, Cl A *(A)	0.7%	480,584	$7,185
Nexstar Media Group Inc, Cl A	0.9	68,960	9,684
Other Securities (A)	2.2		21,538
			38,407
Consumer Discretionary — 9.6%
American Eagle Outfitters Inc	0.5	163,769	4,788
Bloomin’ Brands Inc *	0.6	205,848	5,568
Etsy Inc *	0.5	25,967	5,237
Lithia Motors Inc, Cl A	0.9	24,454	9,539
Modine Manufacturing Co *	0.8	571,716	8,444
Pool Corp	0.8	23,829	8,227
Other Securities (A)	5.5		56,217
			98,020
Consumer Staples — 4.8%
Hostess Brands Inc, Cl A *	0.7	468,657	6,721
Medifast Inc	0.5	25,737	5,452
Other Securities (A)	3.6		36,893
			49,066
Energy — 1.9%
Cimarex Energy Co	0.6	98,294	5,838
Delek US Holdings Inc *(A)	0.7	328,319	7,151
Other Securities (B)	0.6		6,660
			19,649
Financials — 17.5%
Argo Group International
Holdings Ltd	0.5	103,605	5,213
BankUnited Inc	0.6	127,615	5,609
BGC Partners Inc, Cl A	0.5	1,099,126	5,309
CNO Financial Group Inc	0.7	289,034	7,021
Columbia Banking System Inc	0.6	136,760	5,893
First Commonwealth Financial Corp	0.4	316,920	4,554

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Horizon Corp	0.6%	341,595	$5,776
FNB Corp/PA (A)	0.6	494,669	6,282
Pacific Premier Bancorp Inc	0.5	114,780	4,986
PacWest Bancorp	1.4	386,880	14,759
Starwood Property Trust Inc ‡	0.8	310,592	7,684
Other Securities ‡(A)	10.3		106,014
			179,100
Health Care — 11.9%
Change Healthcare Inc *	0.7	306,740	6,779
Syneos Health Inc, Cl A *	0.7	96,849	7,346
Other Securities (A)	10.5		108,148
			122,273
Industrials — 15.2%
BWX Technologies Inc, Cl W	0.5	84,376	5,564
Colfax Corp *(A)	0.7	167,422	7,335
IAA Inc *	0.5	85,739	4,728
JetBlue Airways Corp *	0.5	254,146	5,169
KAR Auction Services Inc *	0.4	300,328	4,505
Teledyne Technologies Inc *	0.8	18,991	7,856
WESCO International Inc *	0.8	94,612	8,187
XPO Logistics Inc *	0.9	78,605	9,692
Other Securities (A)	10.1		102,152
			155,188
Information Technology — 18.5%
ACI Worldwide Inc *	1.4	374,772	14,260
J2 Global Inc *(A)	2.5	211,316	25,328
NCR Corp *(A)	0.5	132,854	5,042
ON Semiconductor Corp *	0.4	108,955	4,534
Semtech Corp *	0.5	69,289	4,781
Silicon Motion Technology Corp ADR	1.3	221,337	13,145
Super Micro Computer Inc *	0.7	182,775	7,139
Verint Systems Inc *	0.5	112,718	5,128
Other Securities (A)	10.7		110,190
			189,547
Materials — 7.0%
Ashland Global Holdings Inc	0.5	55,852	4,958
Axalta Coating Systems Ltd *	0.5	164,272	4,859
Commercial Metals Co, Cl A (A)	0.8	270,710	8,349
FMC Corp	1.1	102,303	11,316
Silgan Holdings Inc	1.1	270,689	11,377
Other Securities (A)(C)	3.0		30,510
			71,369
Real Estate — 4.9%
Gaming and Leisure Properties Inc ‡	0.7	167,435	7,104
Howard Hughes Corp/The *	0.5	51,451	4,895
Medical Properties Trust Inc ‡	0.9	410,854	8,743
Newmark Group Inc, Cl A	0.4	450,766	4,510
Other Securities ‡(A)	2.4		24,482
			49,734

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.0%
Other Securities (A)	2.0%		$20,804

Total Common Stock (Cost $548,850) ($ Thousands)			993,157

AFFILIATED PARTNERSHIP — 11.2%
SEI Liquidity Fund, L.P.
0.020% **†(D)	11.2	114,322,771	114,352

Total Affiliated Partnership (Cost $114,346) ($ Thousands)			114,352

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2.9	30,072,280	30,072

Total Cash Equivalent (Cost $30,072) ($ Thousands)			30,072

Total Investments in Securities — 111.2% (Cost $693,268)($ Thousands)			$1,137,581

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	14	Jun-2021	$1,552	$1,556	$4
S&P Mid Cap 400 Index E-MINI	4	Jun-2021	1,049	1,042	(7)
			$2,601	$2,598	$(3)

Percentages are based on a Net Assets of $1,023,126
($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $112,616 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $1,724 ($ Thousands), or 0.2% of Net Assets (See Note 2).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $114,352 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	992,968	–	189	993,157
Affiliated Partnership	–	114,352	–	114,352
Cash Equivalent	30,072	–	–	30,072

Total Investments in Securities	1,023,040	114,352	189	1,137,581

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund  (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4
Unrealized Depreciation	(7)	–	–	(7)

Total Other Financial Instruments	(3)	–	–	(3)

* Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2021, there was a transfer between Level 1 and Level 3 assets and liabilities due to the unavailability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$28,359	$176,791	$(90,805)	$10	$(3)	$114,352	114,322,771	$70	$—
SEI Daily Income Trust, Government Fund, Cl F	18,861	90,218	(79,007)	—	—	30,072	30,072,280	1	—

Totals	$47,220	$267,009	$(169,812)	$10	$(3)	$144,424		$71	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Mid-Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 4.7%
Lumen Technologies Inc	0.8%	49,500	$661
Other Securities (A)	3.9		3,105
			3,766

Consumer Discretionary — 12.0%
Best Buy Co Inc	0.8	5,700	654
Dollar Tree Inc *	0.9	6,100	698
DR Horton Inc	0.9	7,900	704
Ford Motor Co *	1.1	73,900	905
Lennar Corp, Cl A	0.6	4,600	466
Lennar Corp, Cl B	0.4	3,800	313
O’Reilly Automotive Inc *	0.7	1,190	604
Other Securities	6.5		5,295
			9,639

Consumer Staples — 4.9%
Archer-Daniels-Midland Co	0.9	13,500	770
Kroger Co/The	0.9	20,300	731
Tyson Foods Inc, Cl A	0.8	9,100	676
Other Securities	2.3		1,779
			3,956

Energy — 1.4%
Other Securities	1.4		1,137

Financials — 10.0%
Ameriprise Financial Inc	1.0	3,400	790
Annaly Capital Management Inc ‡	0.8	69,500	598
Citizens Financial Group Inc	0.7	13,400	592
Discover Financial Services	1.0	8,000	760
KeyCorp	0.7	29,400	587
Popular Inc	0.7	8,000	562
Raymond James Financial Inc	0.7	4,600	564
Synchrony Financial	0.7	14,700	598
Other Securities	3.7		3,039
			8,090

Health Care — 13.4%
Align Technology Inc *	0.9	1,340	726

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AmerisourceBergen Corp, Cl A	0.7%	4,900	$579
Hologic Inc *	0.8	8,300	617
IDEXX Laboratories Inc *	0.8	1,340	656
IQVIA Holdings Inc *	0.9	3,900	753
Mettler-Toledo International Inc *	0.8	540	624
ResMed Inc	0.8	3,200	621
Other Securities	7.8		6,262
			10,838

Industrials — 14.3%
Acuity Brands Inc	0.8	3,900	643
Cummins Inc	1.0	3,100	803
Generac Holdings Inc *	0.9	2,200	720
Masco Corp	0.8	10,600	635
Old Dominion Freight Line Inc, Cl A	0.7	2,500	601
Parker-Hannifin Corp, Cl A	0.9	2,200	694
WW Grainger Inc	0.7	1,490	597
Other Securities	8.5		6,865
			11,558

Information Technology — 20.2%
Cadence Design Systems Inc *	1.0	5,900	808
EPAM Systems Inc *	0.8	1,600	635
HP Inc	0.9	21,800	692
KLA Corp	1.2	2,900	958
MKS Instruments Inc	0.8	3,500	649
PTC Inc *	0.8	4,800	661
Skyworks Solutions Inc	0.8	3,600	661
SS&C Technologies Holdings Inc	0.7	8,600	601
Synopsys Inc *	0.9	2,800	694
Zebra Technologies Corp, Cl A *	0.8	1,260	611
Other Securities	11.5		9,313
			16,283

Materials — 6.9%
Corteva Inc	1.1	18,100	844
Freeport-McMoRan Inc, Cl B	1.0	25,200	830
PPG Industries Inc	0.8	4,200	631
Steel Dynamics Inc	0.7	11,200	569
Other Securities	3.3		2,683
			5,557

Real Estate — 5.5%
Weyerhaeuser Co ‡	0.9	20,100	716
Other Securities ‡(A)	4.6		3,712
			4,428

Utilities — 4.9%
AES Corp/The	0.8	25,400	681
MDU Resources Group Inc	0.8	20,000	632
Public Service Enterprise Group Inc	0.8	10,600	638

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Mid-Cap Fund   (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UGI Corp	0.7%	14,000	$574
Other Securities	1.8		1,463
			3,988

Total Common Stock (Cost $62,463) ($ Thousands)			79,240

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1		107

Total Preferred Stock (Cost $236) ($ Thousands)			107

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.7%	579,529	$580

Total Affiliated Partnership (Cost $580) ($ Thousands)			580

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.4	1,109,175	1,109

Total Cash Equivalent (Cost $1,109) ($ Thousands)			1,109

Total Investments in Securities — 100.4% (Cost $64,388)($ Thousands)			$81,036

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P Mid Cap 400 Index E-MINI	1	Jun-2021	$256	$260	$4

Percentages are based on a Net Assets of $80,715 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $564 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $580 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	79,240	–	–	79,240
Preferred Stock	107	–	–	107
Affiliated Partnership	–	580	–	580
Cash Equivalent	1,109	–	–	1,109

Total Investments in Securities	80,456	580	–	81,036

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4

Total Other Financial Instruments	4	–	–	4

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 1,710	$ (1,130)	$ —	$ —	$ 580	579,529	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	1,119	10,440	(10,450)	—	—	1,109	1,109,175	—	—

Totals	$ 1,119	$ 12,150	$ (11,580)	$ —	$ —	$ 1,689		$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

U.S. Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 8.1%
AT&T Inc	1.3%	418,608	$12,671
Comcast Corp, Cl A	1.3	240,900	13,035
Omnicom Group Inc	0.9	121,800	9,031
Verizon Communications	2.5	433,911	25,232
Other Securities	2.1		21,396
			81,365
Consumer Discretionary — 8.1%
eBay Inc	1.2	194,674	11,922
Target Corp, Cl A	2.0	98,529	19,516
Toyota Motor Corp ADR (A)	0.7	47,464	7,407
Other Securities (A)	4.2		41,757
			80,602
Consumer Staples — 16.8%
Conagra Brands Inc	1.1	287,811	10,822
General Mills Inc	1.0	169,734	10,408
Hershey Co/The	0.7	42,124	6,662
J M Smucker Co/The	1.6	121,998	15,436
Kellogg Co	0.9	148,945	9,428
Kimberly-Clark Corp	1.3	90,908	12,641
Kraft Heinz Co/The	0.9	219,400	8,776
Kroger Co/The	1.5	405,027	14,577
Tyson Foods Inc, Cl A	1.1	144,449	10,733
Other Securities (A)	6.7		68,183
			167,666
Energy — 0.6%
Other Securities	0.6		5,499

Financials — 11.2%
Aflac Inc	1.1	221,967	11,360
Allstate Corp/The	1.3	115,300	13,248
Bank of New York Mellon Corp/ The	0.9	198,000	9,363
Berkshire Hathaway Inc, Cl B *	2.1	80,117	20,467

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Bancorp	0.7%	125,400	$6,936
Other Securities ‡	5.1		50,403
			111,777
Health Care — 14.6%
AbbVie Inc	0.9	86,995	9,415
Amgen Inc, Cl A	1.1	42,500	10,574
Bristol-Myers Squibb Co	1.6	251,177	15,857
CVS Health Corp	1.0	126,626	9,526
Gilead Sciences Inc	0.9	141,500	9,145
Johnson & Johnson	2.1	127,718	20,991
Merck & Co Inc	2.4	315,164	24,296
Pfizer Inc	1.6	444,439	16,102
Other Securities (A)	3.0		30,286
			146,192
Industrials — 9.7%
3M Co	1.0	50,635	9,756
Cummins Inc	0.8	31,600	8,188
Northrop Grumman Corp	1.0	29,432	9,525
Snap-on Inc	1.0	44,000	10,152
Other Securities (A)	5.9		59,670
			97,291
Information Technology — 17.1%
Amdocs Ltd	2.1	300,704	21,094
Cisco Systems Inc/Delaware	1.9	359,046	18,566
F5 Networks Inc, Cl A *	1.4	67,564	14,095
Intel Corp	2.2	339,000	21,696
International Business Machines Corp	1.4	102,708	13,687
J2 Global Inc *	0.6	50,200	6,017
Juniper Networks Inc	0.7	284,966	7,218
Oracle Corp, Cl B	2.4	344,999	24,209
Seagate Technology PLC	0.9	116,500	8,941
Western Union Co/The	1.1	424,181	10,460
Other Securities	2.4		24,840
			170,823
Materials — 4.4%
Linde PLC	0.6	22,103	6,192
Newmont Corp	0.7	115,789	6,979
Other Securities	3.1		30,935
			44,106
Real Estate — 2.7%
Other Securities ‡	2.7		27,314

Utilities — 5.4%
DTE Energy Co	0.6	46,699	6,218
Entergy Corp	0.9	85,500	8,505
Evergy Inc	1.2	204,537	12,176
Exelon Corp	0.7	163,000	7,130

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric Co	0.6%	134,094	$6,365
Other Securities (A)	1.4		13,169
			53,563

Total Common Stock (Cost $753,623) ($ Thousands)			986,198

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.020% **†(B)	1.1	11,340,643	11,343

Total Affiliated Partnership (Cost $11,343) ($ Thousands)			11,343

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.3%	12,632,496	$12,632

Total Cash Equivalent (Cost $12,632) ($ Thousands)			12,632

Total Investments in Securities — 101.1% (Cost $777,598)($ Thousands)			$1,010,173

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	33	Jun-2021	$6,542	$6,546	$4

			$6,542	$6,546	$4

Percentages are based on a Net Assets of $998,797 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $11,216 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $11,343 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	986,198	–	–	986,198
Affiliated Partnership	–	11,343	–	11,343
Cash Equivalent	12,632	–	–	12,632

Total Investments in Securities	998,830	11,343	–	1,010,173

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4

Total Other Financial Instruments	4	–	–	4

* Futures Contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 13,094	$ 39,459	$ (41,209)	$ (1)	$ —	$ 11,343	11,340,643	$ 36	$ —
SEI Daily Income Trust, Government Fund, Cl F	31,666	834,157	(853,191)	—	—	12,632	12,632,496	1	—

Totals	$ 44,760	$ 873,616	$ (894,400)	$ (1)	$ —	$ 23,975		$ 37	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Australia — 2.0%
Newcrest Mining Ltd	0.8%	461,027	$8,575
Other Securities	1.2		11,844
			20,419

Austria — 0.0%
Other Securities	0.0		404

Belgium — 0.3%
Other Securities	0.3		3,277

Bermuda — 0.2%
Other Securities	0.2		2,302

Canada — 4.9%
Alimentation Couche-Tard Inc, Cl B	0.8	262,600	8,466
George Weston Ltd	0.9	104,821	9,281
Loblaw Cos Ltd	0.8	154,226	8,614
Other Securities	2.4		24,519
			50,880

Denmark — 1.0%
Other Securities	1.0		10,149

Finland — 0.3%
Other Securities	0.3		3,178

France — 1.2%
Other Securities	1.2		12,743

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Germany — 0.6%
Henkel AG & Co KGaA	0.1%	14,619	$1,451
Other Securities	0.5		4,162
			5,613

Hong Kong — 1.8%
CLP Holdings Ltd, Cl B	0.8	869,156	8,441
Other Securities	1.0		10,197
			18,638

Israel — 0.4%
Other Securities	0.4		4,480

Italy — 0.4%
Other Securities	0.4		4,510

Japan — 10.2%
KDDI Corp	1.0	330,800	10,164
Nippon Telegraph & Telephone Corp (A)	1.0	397,200	10,216
Okinawa Cellular Telephone Co	0.0	3,500	161
Oracle Corp Japan *	0.1	13,600	1,329
Softbank Corp	1.5	1,147,600	14,940
Other Securities (A)	6.6		68,537
			105,347

Netherlands — 1.2%
Koninklijke Ahold Delhaize NV	1.2	444,731	12,414

New Zealand — 0.5%
Other Securities ‡	0.5		5,252

Norway — 1.1%
Orkla ASA	0.8	806,339	7,920
Other Securities	0.3		3,574
			11,494

Portugal — 0.1%
Other Securities	0.1		1,194

Singapore — 0.4%
Other Securities	0.4		3,910

Spain — 0.5%
Other Securities (A)	0.5		4,655

Sweden — 1.8%
Axfood AB (A)	0.8	327,941	7,856

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Sweden (continued)
ICA Gruppen AB	0.8%	176,368	$8,640
Other Securities	0.2		2,267
			18,763
Switzerland — 4.9%
Novartis AG	0.9	102,623	8,807
Roche Holding AG	0.9	29,133	9,455
Swisscom AG (A)	1.0	18,237	9,824
Other Securities	2.1		22,518
			50,604
United Kingdom — 2.7%
Other Securities	2.7		27,449

United States — 61.2%
Agilent Technologies Inc	0.8	61,383	7,804
Alphabet Inc, Cl A *	0.7	3,623	7,473
Alphabet Inc, Cl C *	0.1	502	1,039
Amgen Inc, Cl A	0.8	32,320	8,042
AT&T Inc	1.2	411,885	12,468
Casey’s General Stores Inc	0.9	42,324	9,150
Cerner Corp	1.0	144,178	10,363
Check Point Software Technologies Ltd *	1.0	92,132	10,316
Chemed Corp	1.0	21,520	9,895
Church & Dwight Co Inc	1.0	123,087	10,752
Cisco Systems Inc/Delaware	1.1	221,897	11,474
Clorox Co/The	1.0	55,958	10,793
Colgate-Palmolive Co	1.2	151,468	11,940
Costco Wholesale Corp	1.4	39,816	14,034
Dollar General Corp	1.0	51,640	10,463
F5 Networks Inc, Cl A *	1.1	54,178	11,303
General Mills Inc	1.0	170,104	10,431
Gilead Sciences Inc	0.8	125,562	8,115
Johnson & Johnson	1.3	79,844	13,122
Juniper Networks Inc	0.9	366,962	9,295
Kellogg Co	0.8	128,137	8,111
Kimberly-Clark Corp	1.2	91,092	12,666
Kroger Co/The	1.1	317,561	11,429
Merck & Co Inc	0.9	115,941	8,938
Mettler-Toledo International Inc *	0.8	6,967	8,052
Microsoft Corp	0.9	39,057	9,209
Oracle Corp, Cl B	1.1	167,429	11,749
Procter & Gamble Co/The	0.8	61,172	8,285
Reliance Steel & Aluminum Co	0.9	57,596	8,771
Royal Gold Inc, Cl A	0.8	73,041	7,861
Target Corp, Cl A	1.2	61,414	12,164
United Therapeutics Corp *	0.8	48,976	8,192
Verizon Communications Inc	1.2	215,541	12,534
Walmart Inc	1.2	90,846	12,340

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States (continued)
Waters Corp *	1.0%	35,833	$10,183
Other Securities ‡	27.2		284,427
			633,183

Total Common Stock (Cost $891,428) ($ Thousands)			1,010,858

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co KGaA (B)	0.8	73,963	8,333

Total Preferred Stock (Cost $7,679) ($ Thousands)			8,333

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
0.020% **†(C)	1.6	16,384,413	16,389

Total Affiliated Partnership (Cost $16,388) ($ Thousands)			16,389

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.4	3,749,889	3,750

Total Cash Equivalent (Cost $3,750) ($ Thousands)			3,750

Total Investments in Securities — 100.5% (Cost $919,245) ($ Thousands)			$1,039,330

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	6	Jun-2021	$270	$272	$7
FTSE 100 Index	1	Jun-2021	92	92	–
Hang Seng Index	1	May-2021	182	182	1
S&P 500 Index E-MINI^	10	Jun-2021	1,963	1,984	20
SPI 200 Index	1	Jun-2021	129	129	1
TOPIX Index	1	Jun-2021	177	177	2

			$2,813	$2,836	$31

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/13/21	USD	25	SGD	34	$—
Brown Brothers Harriman	04/13/21	USD	73	SGD	98	—
Brown Brothers Harriman	04/13/21	USD	54	DKK	340	—
Brown Brothers Harriman	04/13/21	USD	138	DKK	860	(2)
Brown Brothers Harriman	04/13/21	USD	267	SEK	2,283	(5)
Brown Brothers Harriman	04/13/21	USD	20	AUD	27	—
Brown Brothers Harriman	04/13/21	USD	331	AUD	428	(5)
Brown Brothers Harriman	04/13/21	USD	372	HKD	2,885	(1)
Brown Brothers Harriman	04/13/21	USD	94	GBP	69	—
Brown Brothers Harriman	04/13/21	USD	822	GBP	593	(4)
Brown Brothers Harriman	04/13/21	USD	640	NOK	5,489	3
Brown Brothers Harriman	04/13/21	USD	279	NOK	2,367	(2)
Brown Brothers Harriman	04/13/21	USD	928	EUR	780	(12)
Brown Brothers Harriman	04/13/21	USD	25	NZD	36	—
Brown Brothers Harriman	04/13/21	USD	945	NZD	1,324	(18)
Brown Brothers Harriman	04/13/21	USD	523	CAD	661	4
Brown Brothers Harriman	04/13/21	USD	465	CAD	582	(2)
Brown Brothers Harriman	04/13/21	USD	225	CHF	211	—
Brown Brothers Harriman	04/13/21	USD	1,047	CHF	972	(13)
Brown Brothers Harriman	04/13/21	USD	1,428	JPY	155,613	(19)
Brown Brothers Harriman	04/13/21	SGD	2,785	USD	2,093	21
Brown Brothers Harriman	04/13/21	SGD	698	USD	519	(1)
Brown Brothers Harriman	04/13/21	NZD	6,814	USD	4,955	183
Brown Brothers Harriman	04/13/21	NZD	98	USD	69	—
Brown Brothers Harriman	04/13/21	GBP	8,451	USD	11,790	131
Brown Brothers Harriman	04/13/21	GBP	232	USD	319	—
Brown Brothers Harriman	04/13/21	AUD	13,193	USD	10,290	241
Brown Brothers Harriman	04/13/21	CAD	465	USD	371	2
Brown Brothers Harriman	04/13/21	CAD	22,821	USD	18,076	(83)
Brown Brothers Harriman	04/13/21	CHF	26,133	USD	28,540	763
Brown Brothers Harriman	04/13/21	CHF	41	USD	43	—
Brown Brothers Harriman	04/13/21	EUR	28,665	USD	34,552	855
Brown Brothers Harriman	04/13/21	EUR	37	USD	44	—
Brown Brothers Harriman	04/13/21	DKK	44,587	USD	7,222	174
Brown Brothers Harriman	04/13/21	DKK	57	USD	9	—

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/13/21	NOK	63,571	USD	7,482	$34
Brown Brothers Harriman	04/13/21	NOK	1,900	USD	222	(1)
Brown Brothers Harriman	04/13/21	HKD	81,680	USD	10,526	20
Brown Brothers Harriman	04/13/21	SEK	87,239	USD	10,362	351
Brown Brothers Harriman	04/13/21	SEK	257	USD	29	—
Brown Brothers Harriman	04/13/21	JPY	6,688,277	USD	62,560	2,021

						$4,635

Percentages are based on a Net Assets of $1,034,108 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $16,081 ($ Thousands).

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $16,389 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,010,623	235	–	1,010,858
Preferred Stock	8,333	–	–	8,333
Affiliated Partnership	–	16,389	–	16,389
Cash Equivalent	3,750	–	–	3,750

Total Investments in Securities	1,022,706	16,624	–	1,039,330

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	31	–	–	31
Forwards Contracts*
Unrealized Appreciation	–	4,802	–	4,802
Unrealized Depreciation	–	(167)	–	(167)

Total Other Financial Instruments	31	4,635	–	4,666

* Futures contracts and forwards contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$11,893	$ 40,490	$(35,993)	$(2)	$1	$16,389	16,384,413	$27	$ —
SEI Daily Income Trust, Government Fund, Cl F	15,236	92,339	(103,825)	—	—	3,750	3,749,889	—	—

Totals	$27,129	$132,829	$(139,818)	$(2)	$1	$20,139		$27	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 3.7%
Other Securities	3.7%		$36,761

Consumer Discretionary — 6.4%
AutoZone Inc *	1.4	10,000	14,043
eBay Inc	0.9	140,400	8,598
McDonald’s Corp	0.6	26,822	6,012
Target Corp, Cl A	1.4	68,000	13,469
Other Securities (A)	2.1		20,266
			62,388

Consumer Staples — 14.3%
Altria Group Inc	0.8	145,146	7,426
Costco Wholesale Corp	0.8	21,538	7,592
Kroger Co/The	1.6	432,009	15,548
McCormick & Co Inc/MD	0.7	79,237	7,065
PepsiCo Inc	0.8	56,305	7,964
Tyson Foods Inc, Cl A	1.4	183,000	13,597
Walmart Inc	3.1	224,473	30,490
Other Securities	5.1		50,698
			140,380

Energy — 0.3%
Other Securities	0.3		2,665

Financials — 11.5%
Allstate Corp/The	0.8	65,446	7,520
Berkshire Hathaway Inc, Cl B *	1.7	64,800	16,555
Everest Re Group Ltd	1.0	39,096	9,689
Progressive Corp/The	1.1	115,800	11,072
Travelers Cos Inc/The	1.3	83,472	12,554
Other Securities	5.6		55,887
			113,277

Health Care — 19.7%
Anthem Inc	1.6	44,047	15,811
Bristol-Myers Squibb Co	0.9	140,025	8,840
Eli Lilly and Co	1.8	95,629	17,865
Humana Inc	1.3	30,097	12,618

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Johnson & Johnson	2.8%	168,900	$27,759
Merck & Co Inc	1.9	247,609	19,088
Pfizer Inc	2.2	597,905	21,662
Quest Diagnostics Inc	0.7	50,752	6,514
UnitedHealth Group Inc	1.4	35,650	13,264
Other Securities (A)	5.1		49,298
			192,719

Industrials — 9.8%
Cummins Inc	0.6	23,200	6,011
Lockheed Martin Corp	0.9	23,421	8,654
Northrop Grumman Corp	1.2	37,681	12,195
Raytheon Technologies Corp	1.1	135,100	10,439
Republic Services Inc	1.5	146,100	14,515
Waste Management Inc	1.6	124,467	16,059
Other Securities	2.9		28,233
			96,106

Information Technology — 19.5%
Amdocs Ltd	1.6	227,100	15,931
Apple Inc	3.8	303,048	37,018
Cisco Systems Inc/Delaware	1.6	306,400	15,844
Citrix Systems Inc	0.9	61,962	8,697
Intel Corp	2.0	307,300	19,667
Microsoft Corp	2.1	85,745	20,216
Motorola Solutions Inc	1.7	87,963	16,541
Oracle Corp, Cl B	1.3	176,000	12,350
Synopsys Inc *	1.0	41,600	10,308
Other Securities	3.5		34,373
			190,945

Materials — 3.5%
Sealed Air Corp	0.6	136,300	6,245
Sonoco Products Co	0.6	98,300	6,223
Other Securities	2.3		21,799
			34,267

Real Estate — 0.3%
Other Securities ‡	0.3		3,037

Utilities — 9.1%
Ameren Corp	0.6	74,283	6,044
American Electric Power Co Inc	0.7	76,728	6,499
Entergy Corp	1.2	119,200	11,857
Eversource Energy	0.7	83,105	7,196
Exelon Corp	0.7	158,000	6,911
NextEra Energy Inc	0.9	116,564	8,813
Public Service Enterprise Group Inc	1.1	183,544	11,051
WEC Energy Group Inc	0.8	77,148	7,220
Other Securities	2.4		23,351
			88,942
Total Common Stock (Cost $485,152) ($ Thousands)			961,487

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.020% **†(B)	1.1%	10,518,498	$10,521

Total Affiliated Partnership (Cost $10,521) ($ Thousands)			10,521

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.8	18,130,278	18,130

Total Cash Equivalent (Cost $18,130) ($ Thousands)			18,130

Total Investments in Securities — 101.0% (Cost $513,803)($ Thousands)			$990,138

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	50	Jun-2021	$9,913	$9,919	$6
			$9,913	$9,919	$6

Percentages are based on a Net Assets of $980,316 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $10,374 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $10,521 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	961,487	–	–	961,487
Affiliated Partnership	–	10,521	–	10,521
Cash Equivalent	18,130	–	–	18,130

Total Investments in Securities	979,617	10,521	–	990,138

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6

Total Other Financial Instruments	6	–	–	6

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$3,411	$16,662	$(9,552)	$—	$—	$10,521	10,518,498	$2	$—
SEI Daily Income Trust, Government Fund, Cl F	14,794	115,926	(112,590)	—	—	18,130	18,130,278	1	—

Totals	$18,205	$132,588	$(122,142)	$—	$—	$28,651		$3	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Australia — 4.2%
Other Securities ‡	4.2%		$16,319

Austria — 1.0%
Other Securities (A)	1.0		4,086

Belgium — 1.6%
Etablissements Franz Colruyt	1.0	62,755	3,751
Other Securities	0.6		2,567
			6,318

Canada — 2.3%
Canadian Tire Corp Ltd, Cl A	0.6	16,691	2,368
Other Securities (A)	1.7		6,555
			8,923

Denmark — 2.4%
Other Securities	2.4		9,508

Finland — 1.4%
Kesko Oyj, Cl B	0.5	61,076	1,872
Other Securities	0.9		3,397
			5,269

France — 8.3%
Carrefour SA	1.0	215,049	3,904
Cie Generale des Etablissements
Michelin SCA	0.7	17,959	2,694
Orange SA	1.2	385,969	4,765
Sanofi	1.7	66,653	6,600
Other Securities	3.7		14,196
			32,159

Germany — 5.9%
Deutsche Post AG	0.6	39,181	2,152
Deutsche Telekom AG	1.0	184,690	3,727

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Germany (continued)
Henkel AG & Co KGaA	0.2%	8,576	$851
Merck KGaA	1.1	24,835	4,256
Uniper SE	0.5	52,457	1,904
Other Securities	2.5		9,883
			22,773

Hong Kong — 4.4%
CLP Holdings Ltd, Cl B	0.6	240,500	2,336
HKT Trust & HKT Ltd	0.5	1,455,000	2,074
VTech Holdings Ltd	0.7	289,200	2,604
Other Securities	2.6		9,929
			16,943

Ireland — 0.3%
Other Securities	0.3		1,303

Israel — 0.6%
Other Securities	0.6		2,217

Italy — 2.1%
Enel SpA	0.5	205,432	2,051
Other Securities (A)	1.6		6,179
			8,230

Japan — 27.4%
Astellas Pharma Inc	0.5	135,200	2,082
Canon Inc	0.6	99,700	2,258
Chugai Pharmaceutical Co Ltd	0.0	2,600	106
FUJIFILM Holdings Corp	0.6	36,000	2,141
ITOCHU Corp (A)	1.0	124,300	4,035
Itochu Enex Co Ltd	0.2	68,900	681
Japan Post Holdings Co Ltd	0.5	220,100	1,965
Kamigumi Co Ltd	0.6	124,600	2,365
KDDI Corp	1.3	169,900	5,220
Lawson Inc	0.2	11,900	585
Mitsubishi Shokuhin Co Ltd	0.3	37,300	1,045
Mizuho Financial Group Inc	0.6	146,980	2,127
Nippon Telegraph & Telephone Corp	1.6	235,200	6,049
Nitto Fuji Flour Milling Co Ltd	0.1	4,000	276
Okinawa Cellular Telephone Co	0.0	3,100	143
Seven & i Holdings Co Ltd	0.6	59,100	2,387
Softbank Corp	0.5	162,500	2,115
Teijin Ltd	0.5	106,200	1,833
Toyota Motor Corp	0.6	29,000	2,261
Other Securities ‡(A)	17.1		66,788
			106,462

Netherlands — 2.9%
Koninklijke Ahold Delhaize NV	1.4	203,347	5,676

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands (continued)
NN Group NV	0.8%	57,352	$2,810
Other Securities	0.7		2,627
			11,113

New Zealand — 0.9%
Other Securities ‡	0.9		3,579

Norway — 1.0%
Other Securities	1.0		4,044

Portugal — 0.6%
Other Securities	0.6		2,225

Singapore — 2.6%
DBS Group Holdings Ltd	0.7	125,500	2,689
Other Securities ‡	1.9		7,502
			10,191

Spain — 3.1%
Cia de Distribucion Integral Logista
Holdings	0.4	81,284	1,614
Endesa SA	0.9	126,770	3,361
Iberdrola SA	0.9	274,135	3,539
Other Securities	0.9		3,439
			11,953

Sweden — 2.6%
ICA Gruppen AB	0.7	52,686	2,581
Other Securities (A)	1.9		7,511
			10,092

Switzerland — 8.0%
Berner Kantonalbank AG	0.0	473	107
BKW AG	0.6	22,015	2,405
Novartis AG	0.7	32,351	2,776
Roche Holding AG	2.1	25,339	8,224
Swiss Life Holding AG	0.6	4,709	2,325
Swisscom AG	0.9	6,006	3,236
Other Securities	3.1		11,916
			30,989

United Kingdom — 11.8%
BAE Systems PLC	0.6	342,600	2,387
British American Tobacco PLC	0.5	52,707	2,017
GlaxoSmithKline PLC	1.2	256,871	4,565
Imperial Brands PLC	0.7	127,933	2,633
J Sainsbury PLC	0.5	596,752	1,997
Kingfisher PLC	0.7	610,073	2,679
Tate & Lyle PLC	0.9	333,398	3,529
Tesco	0.6	710,347	2,243

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom (continued)
Wm Morrison Supermarkets PLC	0.5%	792,496	$1,995
Other Securities ‡	5.6		21,748
			45,793

United States — 0.9%
Other Securities	0.9		3,481

Total Common Stock (Cost $301,400) ($ Thousands)			373,970

PREFERRED STOCK — 0.7%

Germany — 0.7%
Henkel AG & Co KGaA (B)	0.5	17,310	1,950
Other Securities (B)	0.2		920

Total Preferred Stock (Cost $2,380) ($ Thousands)			2,870

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P.
0.020% **†(C)	3.1	11,864,892	11,868

Total Affiliated Partnership (Cost $11,867) ($ Thousands)			11,868

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.5	5,660,617	5,661

Total Cash Equivalent (Cost $5,661) ($ Thousands)			5,661

Total Investments in Securities — 101.6% (Cost $321,308)($ Thousands)			$394,369

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	43

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	36	Jun-2021	$1,621	$1,636	$36
FTSE 100 Index	5	Jun-2021	463	461	–
Hang Seng Index	3	May-2021	545	546	2
SPI 200 Index	3	Jun-2021	388	386	3
TOPIX Index	6	Jun-2021	1,073	1,061	4

			$4,090	$4,090	$45

Percentages are based on a Net Assets of $388,342 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021, was $11,208 ($ Thousands).

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $11,868 ($ Thousands).

Cl — Class

FTSE— Financial Times and Stock Exchange

L.P. — Limited Partnership

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Price Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	373,970	—	—	373,970
Preferred Stock	2,870	—	—	2,870
Affiliated Partnership	—	11,868	—	11,868
Cash Equivalent	5,661	—	—	5,661

Total Investments in Securities	382,501	11,868	—	394,369

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	45	–	–	45

Total Other Financial Instruments	45	–	–	45

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in to or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,302	$35,716	$(32,151)	$(1)	$2	$11,868	11,864,892	$43	$—
SEI Daily Income Trust, Government Fund, Cl F	2,764	22,387	(19,490)	—	—	5,661	5,660,617	—	—

Totals	$11,066	$58,103	$(51,641)	$(1)	$2	$17,529		$43	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Real Estate Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Real Estate — 97.5%
Acadia Realty Trust ‡	1.1%	59,660	$1,132
American Assets Trust Inc ‡	1.2	38,131	1,237
American Campus Communities Inc ‡	2.8	65,733	2,838
American Tower Corp, Cl A ‡	3.5	14,490	3,464
Americold Realty Trust ‡	0.6	14,840	571
Apple Hospitality Inc ‡	0.6	38,651	563
AvalonBay Communities Inc ‡	3.9	21,588	3,983
Brixmor Property Group Inc ‡	1.8	92,940	1,880
Columbia Property Trust Inc ‡	0.9	54,641	934
Cousins Properties Inc ‡	2.2	62,450	2,208
CyrusOne Inc ‡	1.1	16,240	1,100
Digital Realty Trust Inc, Cl A ‡	2.8	20,166	2,840
Diversified Healthcare Trust ‡	0.3	68,660	328
Douglas Emmett Inc ‡	1.4	46,859	1,471
Duke Realty Corp ‡	2.3	55,750	2,338
Empire State Realty Trust Inc, Cl A *‡	0.3	29,076	324
Equinix Inc ‡	8.0	12,020	8,169
Equity Residential ‡	2.8	40,530	2,903
Essex Property Trust Inc ‡	2.9	10,956	2,978
Extra Space Storage Inc ‡	2.4	18,100	2,399
Federal Realty Investment Trust ‡	1.2	12,534	1,272
First Industrial Realty Trust Inc ‡	1.8	39,010	1,786
Healthpeak Properties Inc ‡	1.2	39,480	1,253
Host Hotels & Resorts Inc *‡	2.6	155,683	2,623
Invitation Homes Inc ‡	4.7	150,716	4,821
JBG SMITH Properties ‡	1.6	52,124	1,657
Kilroy Realty Corp ‡	1.3	20,420	1,340
Life Storage Inc ‡	2.8	33,416	2,872
Mid-America Apartment Communities Inc ‡	1.4	9,880	1,426
Park Hotels & Resorts Inc *‡	0.1	8,680	187
Prologis Inc ‡	8.2	79,070	8,381
Public Storage ‡	2.0	8,149	2,011
Regency Centers Corp ‡	1.6	28,970	1,643
Retail Properties of America Inc, Cl A ‡	1.2	120,213	1,260
Rexford Industrial Realty Inc ‡	1.1	21,210	1,069
Ryman Hospitality Properties Inc *‡	1.0	13,530	1,049
Sabra Health Care Inc ‡	1.2	72,213	1,254
SBA Communications Corp, Cl A ‡	3.9	14,310	3,972
Simon Property Group Inc ‡	1.9	16,760	1,907

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SL Green Realty ‡	0.3%	4,513	$316
Sun Communities Inc ‡	2.6	17,350	2,603
UDR Inc ‡	2.4	55,838	2,449
Ventas Inc ‡	1.9	35,351	1,886
VEREIT Inc ‡	0.7	18,610	719
Weingarten Realty Investors ‡	0.5	18,966	510
Welltower Inc ‡	5.4	76,509	5,480

Total Common Stock (Cost $75,089) ($ Thousands)			99,406

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.1	1,180,220	1,180

Total Cash Equivalent (Cost $1,180) ($ Thousands)			1,180

Total Investments in Securities — 98.6% (Cost $76,269)($ Thousands)			$100,586

Percentages are based on a Net Assets of $101,980 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	45

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Real Estate Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,153	$13,962	$ (13,935)	$ -	$ -	$ 1,180	1,180,220	$ -	$ -

Amounts designated as “-” are either $0 or have been rounded to be $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.3%

Agency Mortgage-Backed Obligations — 23.2%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$291	$330
7.000%, 05/01/2024 to 03/01/2039	101	117
6.500%, 10/01/2031 to 09/01/2039	170	194
6.000%, 07/01/2021 to 09/01/2038	248	292
5.500%, 01/01/2024 to 08/01/2037	175	200
5.000%, 05/01/2033 to 03/01/2050	9,738	10,937
4.500%, 04/01/2035 to 05/01/2050	14,531	16,055
4.000%, 01/01/2035 to 03/01/2050	35,320	38,653
3.500%, 04/01/2033 to 12/01/2050	71,481	76,836
3.000%, 03/01/2031 to 04/01/2051	40,555	42,793
2.500%, 10/01/2031 to 03/01/2051	8,182	8,482
2.000%, 01/01/2036 to 04/30/2051	7,611	7,681
0.000%, 03/15/2031 to 07/15/2031 (A)	1,750	1,429
FHLMC ARM
2.827%, VAR ICE LIBOR USD 12 Month+1.641%, 05/01/2049	728	760
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	106	112
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	47	58
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	263	304
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	711	838
FHLMC CMO, Ser 2007-3281, Cl AI, IO
6.324%, 02/15/2037 (B)	54	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	$120	$139
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.924%, 05/15/2038 (B)	14	2
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.124%, 01/15/2040 (B)	37	7
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.844%, 10/15/2041 (B)	395	63
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,723	1,774
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	405	423
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	298	21
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.944%, 08/15/2039 (B)	515	98
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	465	33
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.094%, 05/15/2039 (B)	68	3
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	98	13
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.144%, 09/15/2042 (B)	321	43
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	472	482
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	153	155
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	215	13
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.377%, 02/15/2038 (B)	19	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.894%, 05/15/2044 (B)	69	13
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.282%, 04/15/2041 (B)	212	12
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	825	854
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	616	638
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.894%, 12/15/2046 (B)	453	93
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,731	1,834
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,142	2,245
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	287	296
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	2,288	2,396

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	$273	$293
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	724	778
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	441	457
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	980	1,023
FHLMC CMO, Ser 2018-4846, Cl PF
0.456%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	167	169
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	239	248
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,062	1,132
FHLMC CMO, Ser 2020-4988, Cl AF
0.494%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	70	71
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,281	202
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	368	54
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	866	139
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,514	730
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	394	66
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	591	76
FHLMC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050	2,762	474
FHLMC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	1,593	267
FHLMC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	4,297	725
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	194	27
FHLMC CMO, Ser 2020-5040, Cl CI, IO
4.000%, 11/25/2050	4,608	649
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	794	134
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	4,139	645
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,271	2,277
FHLMC CMO, Ser 2021-5092, Cl DT
1.500%, 11/25/2049	2,289	2,309
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.658%, 12/25/2027 (B)	3,000	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.482%, 10/25/2021 (B)	$238	$–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.088%, 05/25/2023 (B)	31,662	71
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (B)	280	306
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.605%, 03/25/2027 (B)	4,897	160
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029 (B)	1,997	128
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029 (B)	4,850	421
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029 (B)	700	66
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.948%, 08/25/2023 (B)	7,317	127
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.312%, 07/25/2026 (B)	1,039	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.203%, 06/25/2027 (B)	1,566	84
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	628
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	347
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	623
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.718%, 10/25/2037 (B)	96	97
FNMA
7.500%, 10/01/2037 to 04/01/2039	116	143
7.000%, 09/01/2026 to 02/01/2039	455	524
6.500%, 05/01/2027 to 05/01/2040	155	177
6.000%, 02/01/2023 to 07/01/2041	1,613	1,894
5.500%, 02/01/2035 to 09/01/2056	5,181	5,962
5.000%, 07/01/2033 to 03/01/2050	29,243	33,026
4.500%, 04/01/2025 to 01/01/2059	47,519	52,805
4.200%, 01/01/2029	775	873
4.000%, 09/01/2033 to 06/01/2057	47,608	52,067
3.820%, 07/01/2027	114	128

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.790%, 12/01/2025	$1,465	$1,574
3.734%, 02/01/2048 (B)	255	279
3.500%, 07/01/2029 to 03/01/2057	45,639	48,892
3.160%, 05/01/2029	186	203
3.020%, 06/01/2024 to 05/01/2026	1,540	1,582
3.000%, 12/01/2031 to 07/01/2060	58,161	61,325
2.900%, 11/01/2029	500	542
2.820%, 07/01/2027	574	616
2.790%, 08/01/2029	1,200	1,281
2.500%, 06/01/2028 to 04/01/2051	37,914	39,325
2.455%, 04/01/2040	1,920	1,879
2.260%, 04/01/2030	687	712
2.000%, 01/01/2036 to 05/01/2051	24,906	25,080
1.950%, 04/01/2032	100	100
1.500%, 12/01/2035	195	196
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.418%, 09/25/2022 (B)	7,741	37
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	1,273	1,350
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	335	360
FNMA ARM
2.764%, VAR ICE LIBOR USD 12 Month+1.579%, 06/01/2045	525	547
2.683%, VAR ICE LIBOR USD 12 Month+1.586%, 01/01/2046	1,879	1,963
2.488%, VAR 12 Month Treas Avg+1.903%, 11/01/2035	72	76
2.393%, VAR 12 Month Treas Avg+1.875%, 10/01/2035	338	357
2.361%, VAR 12 Month Treas Avg+1.851%, 11/01/2035	353	372
2.325%, VAR 12 Month Treas Avg+1.808%, 10/01/2035	59	62
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	150	159
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	227	238
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	170	193
FNMA CMO, Ser 2006-112, Cl ST, IO
6.591%, 11/25/2036 (B)	427	69
FNMA CMO, Ser 2008-22, Cl SI, IO
6.321%, 03/25/2037 (B)	214	3
FNMA CMO, Ser 2009-103, Cl MB
2.916%, 12/25/2039 (B)	31	33
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	728	679
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,323	1,482
FNMA CMO, Ser 2011-87, Cl SG, IO
6.441%, 04/25/2040 (B)	140	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-96, Cl SA, IO
6.441%, 10/25/2041 (B)	$750	$148
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	202	9
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	38	2
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	113	3
FNMA CMO, Ser 2012-133, Cl CS, IO
6.041%, 12/25/2042 (B)	215	47
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	597	611
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	16	17
FNMA CMO, Ser 2012-35, Cl SC, IO
6.391%, 04/25/2042 (B)	123	25
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	171	198
FNMA CMO, Ser 2012-70, Cl YS, IO
6.541%, 02/25/2041 (B)	21	1
FNMA CMO, Ser 2012-74, Cl SA, IO
6.541%, 03/25/2042 (B)	222	37
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	17	16
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	34	32
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,682	1,704
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	385
FNMA CMO, Ser 2013-124, Cl SB, IO
5.841%, 12/25/2043 (B)	363	70
FNMA CMO, Ser 2013-126, Cl CS, IO
6.041%, 09/25/2041 (B)	262	38
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	244	247
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,288
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	650	670
FNMA CMO, Ser 2013-54, Cl BS, IO
6.041%, 06/25/2043 (B)	139	30
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	60	4
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	339	25
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	206	246
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,537	1,765
FNMA CMO, Ser 2013-9, Cl SA, IO
6.041%, 03/25/2042 (B)	273	47

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-47, Cl AI, IO
2.212%, 08/25/2044 (B)	$142	$9
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	378	400
FNMA CMO, Ser 2015-55, Cl IO, IO
1.921%, 08/25/2055 (B)	389	17
FNMA CMO, Ser 2015-56, Cl AS, IO
6.041%, 08/25/2045 (B)	46	11
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,090	2,162
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	250	260
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,140	2,229
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	4,068	4,217
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	853	903
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	474	490
FNMA CMO, Ser 2017-76, Cl SB, IO
5.991%, 10/25/2057 (B)	1,301	282
FNMA CMO, Ser 2017-85, Cl SC, IO
6.091%, 11/25/2047 (B)	407	74
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,438	1,538
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	331	356
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,633	1,700
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	958	997
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	463	484
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,385	1,491
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	600	636
FNMA CMO, Ser 2019-79, Cl FA
0.609%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	2,303	2,331
FNMA CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051	5,171	769
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,127	155
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	406	347
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	914	937
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	3,353	3,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	$666	$110
FNMA CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	387	61
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,623	281
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	3,157	596
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	2,685	497
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,839	309
FNMA CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050	1,462	230
FNMA CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049	860	158
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	199	32
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	833	145
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	256	48
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	287	17
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	238	23
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,116	1,164
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,675	1,788
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,971	308
FNMA TBA
5.000%, 04/30/2037	2,970	3,290
4.500%, 04/14/2033	3,458	3,764
4.000%, 04/01/2039	5,541	5,946
3.500%, 04/01/2041	5,119	5,406
3.000%, 04/01/2043	4,852	5,054
2.500%, 04/25/2027 to 06/01/2043	130,580	133,725
2.000%, 05/15/2028 to 04/15/2036	85,312	87,387
FNMA, Ser 2014-M8, Cl X2, IO
0.289%, 06/25/2024 (B)	5,523	76
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	110
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	300	311
FNMA, Ser M36, Cl X1, IO
1.468%, 09/25/2034 (B)	598	64

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	$190	$215
FNMA, Ser M5, Cl A2
3.273%, 02/25/2029	230	254
FNMA, Ser M6, Cl A
2.500%, 10/25/2037	95	95
FNMA, Ser M8, Cl A2
3.061%, 05/25/2027 (B)	200	218
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	11,024	19
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
2.269%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (C)	1,311	1,308
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (B)	203	210
GNMA
8.000%, 11/15/2029 to 09/15/2030	36	40
7.500%, 03/15/2029 to 10/15/2037	57	66
7.000%, 09/15/2031	20	24
6.500%, 07/15/2028 to 12/15/2035	1,080	1,239
6.000%, 12/15/2028 to 10/20/2040	1,911	2,236
5.508%, 07/20/2060 (B)	1	1
5.000%, 12/20/2039 to 03/20/2049	13,401	14,826
4.700%, 09/20/2061 (B)	355	367
4.500%, 04/20/2041 to 09/20/2049	14,395	15,769
4.240%, 01/20/2069 (B)	26	27
4.000%, 06/20/2047 to 04/20/2050	24,103	26,102
3.715%, 04/20/2063 (B)	113	117
3.500%, 03/20/2046 to 05/15/2050	19,628	20,927
3.000%, 02/20/2034 to 01/20/2050	14,071	14,858
2.500%, 12/20/2050	199	208
GNMA CMO, Ser 2007-17, Cl IB, IO
6.139%, 04/20/2037 (B)	378	66
GNMA CMO, Ser 2007-51, Cl SG, IO
6.469%, 08/20/2037 (B)	49	8
GNMA CMO, Ser 2007-78, Cl SA, IO
6.424%, 12/16/2037 (B)	446	66
GNMA CMO, Ser 2009-66, Cl XS, IO
6.694%, 07/16/2039 (B)	349	48
GNMA CMO, Ser 2010-4, Cl NS, IO
6.284%, 01/16/2040 (B)	3,271	622
GNMA CMO, Ser 2010-85, Cl HS, IO
6.539%, 01/20/2040 (B)	22	2
GNMA CMO, Ser 2010-H11, Cl FA
1.115%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	378	385
GNMA CMO, Ser 2010-H27, Cl FA
0.500%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,043	1,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-H28, Cl FE
0.520%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	$399	$400
GNMA CMO, Ser 2011-H08, Cl FD
0.620%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	197	198
GNMA CMO, Ser 2011-H08, Cl FG
0.600%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	408	409
GNMA CMO, Ser 2011-H09, Cl AF
0.620%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	310	311
GNMA CMO, Ser 2012-141, Cl WA
4.531%, 11/16/2041 (B)	249	278
GNMA CMO, Ser 2012-34, Cl SA, IO
5.939%, 03/20/2042 (B)	355	78
GNMA CMO, Ser 2012-43, Cl SN, IO
6.494%, 04/16/2042 (B)	64	16
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	110	2
GNMA CMO, Ser 2012-98, Cl SA, IO
5.994%, 08/16/2042 (B)	164	37
GNMA CMO, Ser 2012-H25, Cl FA
0.820%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.741%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	998	46
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	164	17
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	306	44
GNMA CMO, Ser 2014-5, Cl SP, IO
6.044%, 06/16/2043 (B)	177	23
GNMA CMO, Ser 2014-H10, Cl TA
0.720%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	502	507
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	110	17
GNMA CMO, Ser 2015-H10, Cl FC
0.600%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	340	342
GNMA CMO, Ser 2015-H18, Cl FA
0.570%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	193	194
GNMA CMO, Ser 2015-H20, Cl FA
0.590%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	239	240
GNMA CMO, Ser 2016-135, Cl SB, IO
5.994%, 10/16/2046 (B)	245	70
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	938	974

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.310%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	$745	$78
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.691%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	4,745	340
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.066%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	339	31
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.636%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	149	12
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	1,307	1,348
GNMA CMO, Ser 2018-H06, Cl PF
0.420%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	455	455
GNMA CMO, Ser 2018-H07, Cl FD
0.420%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	814	813
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	146	150
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,022	1,078
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	592	633
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	629	653
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	296	44
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	788	116
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	394	59
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	295	43
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	295	46
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	198	30
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,088	169
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	2,570	302
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	283	44
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	754	116
GNMA CMO, Ser 2020-H09, Cl FL
1.261%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	896	942

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H09, Cl NF
1.361%, VAR ICE LIBOR USD 1 Month+1.250%, 04/20/2070	$350	$361
GNMA CMO, Ser 2020-H12, Cl F
0.611%, VAR ICE LIBOR USD 1 Month+0.500%, 07/20/2070	99	100
GNMA CMO, Ser 2020-H13, Cl FA
0.561%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	791	799
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	2,194	2,215
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	498	99
GNMA REMIC CMO, Ser 2014-117, Cl SJ, IO
5.489%, 08/20/2044 (B)	187	34
GNMA TBA
3.000%, 05/01/2043	1,300	1,355
2.500%, 04/15/2048	8,300	8,558
2.000%, 04/15/2051 to 05/15/2051	43,675	44,009
GNMA, Ser 107, Cl AD
2.755%, 11/16/2047 (B)	385	402
GNMA, Ser 2012-112, Cl IO, IO
0.174%, 02/16/2053 (B)	616	5
GNMA, Ser 2012-152, Cl IO, IO
0.727%, 01/16/2054 (B)	4,316	112
GNMA, Ser 2012-27, Cl IO, IO
0.888%, 04/16/2053 (B)	1,228	24
GNMA, Ser 2013-96, Cl IO, IO
0.411%, 10/16/2054 (B)	903	6
GNMA, Ser 2014-47, Cl IA, IO
0.129%, 02/16/2048 (B)	125	2
GNMA, Ser 2014-50, Cl IO, IO
0.662%, 09/16/2055 (B)	432	16
GNMA, Ser 2014-92, Cl IX, IO
0.219%, 05/16/2054 (B)	3,280	36
GNMA, Ser 2015-5, Cl IK, IO
0.581%, 11/16/2054 (B)	4,333	105
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	946	982
GNMA, Ser 22, Cl IO, IO
0.997%, 05/16/2063 (B)	1,097	99
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	370	382
GNMA, Ser 41, Cl IO, IO
0.699%, 07/16/2058 (B)	1,439	68

		1,036,706

Non-Agency Mortgage-Backed Obligations — 11.1%
Adjustable Rate Mortgage Trust, Ser 2004- 2, Cl 3A1
2.446%, 02/25/2035 (B)	85	85

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Adjustable Rate Mortgage Trust, Ser 2007- 1, Cl 5A31
0.389%, VAR ICE LIBOR USD 1 Month+0.280%, 03/25/2037	$1,045	$1,017
Alen Mortgage Trust, Ser ACEN, Cl A
1.256%, VAR ICE LIBOR USD 1 Month+1.150%, 04/15/2034 (C)	885	885
Alternative Loan Trust, Ser 2006-18CB, Cl A6
28.166%, 07/25/2036 (B)	183	262
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.201%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	99	100
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.204%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	1,091	1,121
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
1.951%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	922	581
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.509%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	2,971	2,788
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	240	244
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (B)(C)	837	853
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (B)(C)	324	325
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	937
AREIT Trust, Ser CRE3, Cl A
1.126%, VAR ICE LIBOR USD 1 Month+1.020%, 09/14/2036 (C)	4,769	4,770
Aventura Mall Trust, Ser AVM, Cl A
4.112%, 07/05/2040 (B)(C)	420	464
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	1,790	2,013
BAMLL Commercial Mortgage Securities Trust, Ser JGDN, Cl A
2.856%, VAR ICE LIBOR USD 1 Month+2.750%, 11/15/2030 (C)	2,020	2,064
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.829%, 08/10/2045 (B)(C)	1,625	715

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.233%, 12/20/2034 (B)	$8	$8
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.691%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	181	181
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	688
BBCMS Mortgage Trust, Ser C9, Cl A5
2.299%, 02/15/2054	340	336
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	455	484
BBCMS Trust, Ser CBM, Cl A
1.106%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	375
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	628
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	2	2
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
0.518%, 03/28/2037 (B)(C)	657	652
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.771%, 05/25/2034 (B)	7	7
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.780%, 10/25/2033 (B)	379	383
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.541%, 11/25/2035 (B)	2,776	795
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	796	805
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041 (B)(C)	1	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.249%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	3,306	3,126
Benchmark Mortgage Trust, Ser B20, Cl A5
2.034%, 10/15/2053	930	901
Benchmark Mortgage Trust, Ser B24, Cl A5
2.584%, 03/15/2054	1,560	1,578
BFLD, Ser 2019-DPLO, Cl A
1.196%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	845	844
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	674	690
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	765	782

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035 (C)	$1,320	$1,340
BX Commercial Mortgage Trust, Ser 2019- XL, Cl F
2.106%, VAR ICE LIBOR USD 1 Month+2.000%, 10/15/2036 (C)	2,549	2,547
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.026%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	1,119	1,120
BX Commercial Mortgage Trust, Ser IND, Cl H
3.106%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,102	4,103
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	610	637
BX Trust, Ser MMP, Cl A
1.106%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/2036 (C)	279	278
BX, Ser MFM1, Cl A
0.806%, VAR ICE LIBOR USD 1 Month+0.700%, 01/15/2034 (C)	735	733
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,424
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.176%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	940	941
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	54	–
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	340
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.882%, 08/15/2050 (B)	8,510	334
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,160	1,200
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	2	2
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	401
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	529
CFK Trust, Ser MF2, Cl E
3.458%, 03/15/2039 (B)(C)	2,840	2,668
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039 (B)(C)	2,960	2,631

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.175%, 02/25/2037 (B)	$9	$10
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.919%, 02/25/2037 (B)	6	7
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.477%, 06/25/2035 (B)	13	13
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.036%, VAR ICE LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	490	490
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048 (B)(C)	180	184
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	240	250
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,791
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.595%, 09/25/2033 (B)	7	8
Citigroup Mortgage Loan Trust, Ser 2017- RP2, Cl A1
3.250%, 07/25/2067 (B)(C)	2,288	2,305
COLT Funding LLC, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(C)	498	503
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (B)(C)	567	572
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	72	73
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	127
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	138
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.067%, 10/10/2046 (B)	70	70
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	306
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.146%, 03/10/2047 (B)	1,751	48
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	255
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	307

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.120%, 02/10/2048 (B)	$5,751	$204
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	426
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037 (C)	1,230	1,250
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	402	434
COMM Mortgage Trust, Ser CR26, Cl C
4.480%, 10/10/2048 (B)	410	443
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	1,420	1,462
COMM Mortgage Trust, Ser LC21, Cl A4
3.708%, 07/10/2048	311	340
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	378	404
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	744	790
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	465	483
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	771
Commercial Mortgage Pass-Through
Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	596
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.619%, 02/10/2047 (B)	850	922
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.409%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	1,252	1,254
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.209%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	1,699	1,700
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.986%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	4,105	4,105
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	188	35
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	7	7
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	22	23
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.751%, 10/25/2033 (B)	656	644

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust, Ser 2019, Cl B
4.024%, 12/15/2021	$3,790	$3,754
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	414	447
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	530	564
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	24	24
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	345	378
CSAIL Commercial Mortgage Trust, Ser C16, Cl A3
3.329%, 06/15/2052	596	636
CSAIL Commercial Mortgage Trust, Ser C17, Cl A4
2.763%, 09/15/2052	466	479
CSAIL Commercial Mortgage Trust, Ser C19, Cl AS
2.971%, 03/15/2053	580	601
CSAIL Commercial Mortgage Trust, Ser C19, Cl C
3.614%, 03/15/2053 (B)	500	505
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,746	1,780
CSMC, Ser 2021-2R, Cl 1A1
1.856%, VAR ICE LIBOR USD 1 Month+1.750%, 07/25/2047 (C)	1,310	1,310
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	240
CSMC Trust, Ser 2017-CHOP, Cl G
5.456%, VAR ICE LIBOR USD 1 Month+5.350%, 07/15/2032 (C)	1,000	704
CSMC Trust, Ser 2017-PFHP, Cl A
1.056%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	1,190	1,182
CSMC Trust, Ser 2017-RPL1, Cl M2
3.035%, 07/25/2057 (B)(C)	1,760	1,516
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	3,929	3,988
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060 (B)(C)	956	981
CSMC, Ser 2014-11R, Cl 9A2
0.258%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,433	2,116
CSMC, Ser 2014-7R, Cl 8A1
3.176%, 07/27/2037 (B)(C)	96	95
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,135	2,240

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2015-5R, Cl 1A1
1.299%, 09/27/2046 (B)(C)	$228	$229
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,253
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	315	332
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	30	30
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,240	1,292
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.910%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	447	418
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	350	354
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.759%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	248	260
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	1,055	1,062
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.109%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	2,427	2,393
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.459%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	2,171	2,171
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
4.359%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2031	540	549
UMBS TBA
2.000%, 04/15/2051 to 06/11/2051	208,225	207,286
1.500%, 04/15/2036 to 05/15/2036	29,600	29,692
FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	894	925
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	213	214
GNMA
4.500%, 08/20/2047 to 04/20/2048	1,027	1,121
3.500%, 09/20/2048 to 10/20/2050	865	917
3.000%, 07/20/2050	1,488	1,551
2.500%, 12/20/2050 to 03/20/2051	16,544	17,076
2.000%, 12/20/2050 to 03/20/2051	2,378	2,402

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
2.500%, 06/01/2045 to 05/15/2046	$17,350	$17,847
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	228	228
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,320
GS Mortgage Securities II, Ser GC30, Cl B
4.030%, 05/10/2050 (B)	480	510
GS Mortgage Securities II, Ser SRP5, Cl A
1.406%, VAR ICE LIBOR USD 1 Month+1.300%, 09/15/2031 (C)	2,900	2,524
GS Mortgage Securities Trust, Ser 2006- GG8, Cl AJ
5.622%, 11/10/2039	183	61
GS Mortgage Securities Trust, Ser 2006- GG8, Cl X, IO
0.910%, 11/10/2039 (B)(C)	233	–
GS Mortgage Securities Trust, Ser 2012- GC6, Cl A3
3.482%, 01/10/2045	1,069	1,079
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	270	290
GS Mortgage Securities Trust, Ser 2014- GC18, Cl A4
4.074%, 01/10/2047	977	1,053
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (B)	680	696
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	820	773
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	3,643	3,852
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	13	13
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.823%, 10/25/2033 (B)	155	164
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	14	14
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	4	4
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.723%, 05/19/2034 (B)	578	583

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	$1,225	$1,304
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
2.943%, 12/10/2041 (B)(C)	1,240	1,293
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.459%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	4	4
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,043	1,111
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.889%, 01/15/2047 (B)	130	139
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	358	386
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047 (B)	120	114
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	576
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,792	1,857
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	449
JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl A4
3.057%, 11/13/2052	366	386
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.000%, 06/12/2043 (B)	510	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.897%, 02/12/2049 (B)	46	22
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.336%, 02/15/2051 (B)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.425%, 08/15/2046 (B)(C)	296	298
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
5.376%, 07/15/2047 (B)	380	390
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (B)(C)	1,305	1,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	$1,500	$1,609
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.534%, 11/25/2033 (B)	19	20
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.053%, 08/25/2034 (B)	40	42
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.482%, 05/25/2045 (B)(C)	75	78
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	306	311
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	834	850
KKR Industrial Portfolio Trust, Ser KDIP, Cl A
0.656%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (C)	455	454
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.374%, 02/15/2041 (B)(C)	304	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
0.959%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	5,739	5,799
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035 (A)(C)	3	3
MASTR Reperforming Loan Trust, Ser 2005- 1, Cl 1A1
6.000%, 08/25/2034 (C)	1,250	949
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.009%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2053 (C)	895	895
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.909%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2053 (C)	971	972
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.809%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2055 (C)	280	280
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.874%, 07/25/2033 (B)	9	9
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034 (B)	38	39
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (B)(C)	1,265	1,271

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040 (C)	$1,750	$1,783
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
4.624%, 12/12/2049 (B)(C)	2	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	84	46
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	11	6
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (B)	28	27
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	758	751
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	401
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052 (B)	1,030	1,106
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	220	225
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	54	36
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.003%, 02/12/2044 (B)(C)	23	–
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.100%, 12/12/2049 (B)	85	48
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.015%, 06/11/2042 (B)	1,365	1,413
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.042%, 11/15/2049 (B)	3,323	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017- ASHF, Cl A
0.956%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	$38	$37
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.506%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	1,720	1,671
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	600	572
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	490	478
Natixis Commercial Mortgage Securities Trust, Ser 2PAC, Cl A
2.966%, 12/15/2038 (C)	1,260	1,306
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	881	944
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (B)(C)	503	511
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	78	80
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	357	365
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.859%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	885	887
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.009%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2060 (C)	699	701
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	1,570	1,584
PHH Alternative Mortgage Trust, Ser 2007- 3, Cl A3
0.409%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2037	5,688	5,633
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (A)	4	3
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	13	13
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	860	783
Radnor RE, Ser 2018-1, Cl M2
2.809%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,327
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (B)(C)	445	470

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.006%, 12/25/2034 (B)	$230	$229
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A1
2.633%, 09/25/2059 (B)(C)	1,450	1,474
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	282	282
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)	2,960	3,015
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058 (B)(C)	2,840	2,962
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (B)(C)	75	72
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	384
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (B)(C)	437	443
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
0.614%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	179	179
STACR Trust, Ser 2018-DNA3, Cl M2A
2.209%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2048 (C)	550	551
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (B)(C)	744	744
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (B)(C)	509	516
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (B)(C)	940	957
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (B)(C)	686	693
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055 (B)(C)	652	654
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.299%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	4,228	4,034
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 24A, Cl 3A2
2.511%, 07/25/2033 (B)	39	40

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 37A, Cl 2A
2.404%, 12/25/2033 (B)	$15	$15
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.470%, 12/10/2045 (B)(C)	670	467
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (B)(C)	722	724
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	998	1,017
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	1,343	1,366
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	369	373
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	553	563
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(C)	699	712
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (B)(C)	1,204	1,216
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (C)	258	259
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (B)(C)	803	800
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (B)(C)	1,040	1,039
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	328	330
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055 (C)	690	693
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030 (B)(C)	987	1,018
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	110	113
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.565%, 10/25/2033 (B)	29	29
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.714%, 08/25/2033 (B)	17	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.768%, 09/25/2033 (B)	29	29
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.164%, 06/25/2033 (B)	5	6

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	$65	$66
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.545%, 06/25/2034 (B)	17	17
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	70	76
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.669%, VAR ICE LIBOR USD 1 Month+1.560%, 10/25/2045	267	278
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.629%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	4,897	4,818
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
0.959%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,315	1,252
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.959%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	847	749
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	267	272
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	800
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.274%, 07/15/2046 (B)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	616
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.304%, 11/15/2059 (B)	5,205	262
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.073%, 05/25/2035 (B)	1,996	1,809
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
2.656%, 03/26/2035 (B)(C)	29	29
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.302%, 06/15/2045 (B)(C)	587	5
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.184%, 05/15/2045 (B)(C)	822	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	$110	$119
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	320
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	403	422

		497,591

Total Mortgage-Backed Securities (Cost $1,536,460) ($ Thousands)		1,534,297

U.S. TREASURY OBLIGATIONS — 30.3%
U.S. Treasury Bills
0.090%, 05/04/2021 (A)	8,840	8,840
0.052%, 08/12/2021 (A)	54,495	54,490
0.041%, 05/06/2021 (A)	10,370	10,370
0.040%, 08/19/2021 (A)	47,510	47,506
U.S. Treasury Bonds
2.500%, 02/15/2045	5,310	5,408
2.353%, 05/15/2049 (A)	5,380	2,672
2.000%, 02/15/2050	4,840	4,413
1.875%, 02/15/2041	51,809	48,118
1.875%, 02/15/2051	83,012	73,362
1.625%, 11/15/2050	52,225	43,347
1.375%, 11/15/2040	35,701	30,284
1.375%, 08/15/2050	43,081	33,482
1.250%, 05/15/2050	44,345	33,352
1.125%, 05/15/2040	13,102	10,660
1.125%, 08/15/2040	27,330	22,154
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	2,009	2,869
2.125%, 02/15/2041	968	1,394
1.375%, 02/15/2044	2,683	3,487
0.750%, 02/15/2042	2,512	2,891
U.S. Treasury Notes
3.125%, 05/15/2021	4,551	4,568
2.000%, 02/15/2023	4,170	4,312
1.750%, 11/30/2021	937	947
1.750%, 02/28/2022	662	672
1.500%, 10/31/2024	6,153	6,361
1.500%, 11/30/2024	6,136	6,342
1.375%, 05/31/2021	18,578	18,618
1.375%, 01/31/2025	3,044	3,131
1.250%, 03/31/2028	91,220	90,208
1.125%, 02/29/2028	260	255
1.125%, 02/15/2031	64,263	60,668
0.875%, 11/15/2030	5,070	4,684

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 03/31/2026	$142,503	$141,200
0.750%, 01/31/2028	25,600	24,524
0.625%, 12/31/2027	8,410	8,002
0.625%, 05/15/2030	1,050	955
0.625%, 08/15/2030	250	226
0.500%, 02/28/2026 (D)	90,395	88,580
0.500%, 06/30/2027	10,880	10,377
0.500%, 08/31/2027	8,552	8,124
0.500%, 10/31/2027	280	265
0.375%, 11/30/2025	8,179	7,996
0.375%, 12/31/2025	13,987	13,653
0.375%, 01/31/2026	310	302
0.250%, 11/15/2023	120	120
0.250%, 03/15/2024	55,435	55,283
0.250%, 05/31/2025	2,280	2,236
0.250%, 06/30/2025	360	353
0.250%, 09/30/2025	5,796	5,651
0.250%, 10/31/2025	11,195	10,896
0.125%, 05/31/2022	3,212	3,213
0.125%, 07/31/2022	40	40
0.125%, 09/30/2022	4,853	4,853
0.125%, 10/31/2022	11,250	11,249
0.125%, 12/31/2022	12,843	12,837
0.125%, 01/31/2023	66,410	66,371
0.125%, 02/28/2023	137,715	137,629
0.125%, 03/31/2023	69,769	69,720
0.125%, 08/15/2023	11,056	11,029
0.125%, 09/15/2023	2,094	2,088
0.125%, 10/15/2023	7,164	7,140
0.125%, 01/15/2024	12,645	12,580

Total U.S. Treasury Obligations (Cost $1,397,129) ($ Thousands)		1,357,357

CORPORATE OBLIGATIONS — 30.1%

Communication Services — 3.0%
Alphabet
2.050%, 08/15/2050	400	329
1.100%, 08/15/2030	240	220
0.800%, 08/15/2027	220	211
0.450%, 08/15/2025	110	108
Altice France
7.375%, 05/01/2026 (C)	230	239
AT&T
6.500%, 09/01/2037	1,335	1,750
5.250%, 03/01/2037	2,420	2,914
5.150%, 03/15/2042	25	30
4.850%, 03/01/2039	750	869
4.750%, 05/15/2046	1,600	1,829
4.500%, 05/15/2035	75	85
4.350%, 03/01/2029	240	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$350	$382
3.800%, 02/15/2027	318	351
3.800%, 12/01/2057 (C)	4,839	4,583
3.550%, 09/15/2055 (C)	989	903
3.500%, 06/01/2041	336	331
3.500%, 09/15/2053 (C)	5,418	4,983
3.100%, 02/01/2043	819	762
3.000%, 06/30/2022	958	985
2.550%, 12/01/2033 (C)	850	806
2.300%, 06/01/2027	750	766
2.250%, 02/01/2032	869	826
1.700%, 03/25/2026	1,500	1,500
1.650%, 02/01/2028	2,005	1,939
CCO Holdings
4.500%, 08/15/2030 (C)	50	51
4.500%, 05/01/2032 (C)	1,220	1,235
Charter Communications Operating
6.834%, 10/23/2055	70	96
6.484%, 10/23/2045	110	143
6.384%, 10/23/2035	10	13
5.750%, 04/01/2048	777	945
5.375%, 04/01/2038	843	996
5.375%, 05/01/2047	141	163
4.908%, 07/23/2025	2,960	3,357
4.800%, 03/01/2050	1,818	1,945
4.464%, 07/23/2022	302	315
4.200%, 03/15/2028	1,263	1,393
3.900%, 06/01/2052	529	507
3.750%, 02/15/2028	85	92
3.500%, 06/01/2041	652	618
Comcast
7.050%, 03/15/2033	90	128
6.500%, 11/15/2035	480	678
4.700%, 10/15/2048	90	111
4.600%, 10/15/2038	773	931
4.400%, 08/15/2035	1,770	2,067
4.250%, 10/15/2030	560	643
4.200%, 08/15/2034	220	252
4.150%, 10/15/2028	2,603	2,978
4.000%, 03/01/2048	70	78
3.999%, 11/01/2049	199	223
3.969%, 11/01/2047	78	87
3.950%, 10/15/2025	314	350
3.750%, 04/01/2040	820	898
3.700%, 04/15/2024	580	633
3.450%, 02/01/2050	380	391
3.400%, 04/01/2030	1,915	2,072
3.400%, 07/15/2046	60	62
3.300%, 04/01/2027	190	207
3.250%, 11/01/2039	60	62
3.150%, 03/01/2026	390	423
3.100%, 04/01/2025	30	32

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.950%, 01/15/2031	$450	$432
1.500%, 02/15/2031	3,175	2,943
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	206
Comcast Cable Holdings
10.125%, 04/15/2022 (D)	45	49
Corning
5.450%, 11/15/2079	775	960
DISH DBS
7.750%, 07/01/2026	130	143
5.875%, 11/15/2024	580	607
Electronic Arts
1.850%, 02/15/2031	540	509
Fox
5.476%, 01/25/2039	520	647
3.500%, 04/08/2030	535	569
Level 3 Financing
3.875%, 11/15/2029 (C)	1,760	1,855
NBCUniversal Media
5.950%, 04/01/2041	305	428
NTT Finance
1.591%, 04/03/2028 (C)	1,125	1,098
1.162%, 04/03/2026 (C)	3,812	3,760
Sky
3.750%, 09/16/2024 (C)	1,090	1,197
Sprint
7.875%, 09/15/2023	110	126
Sprint Capital
8.750%, 03/15/2032	490	725
Sprint Spectrum
5.152%, 03/20/2028 (C)	2,567	2,926
4.738%, 03/20/2025 (C)	3,850	4,122
3.360%, 09/20/2021 (C)	1,059	1,067
Telefonica Emisiones
5.520%, 03/01/2049	248	302
5.213%, 03/08/2047	150	175
T-Mobile USA
6.000%, 03/01/2023	10	10
6.000%, 04/15/2024	10	10
4.375%, 04/15/2040 (C)	1,730	1,922
3.875%, 04/15/2030 (C)	3,445	3,754
3.750%, 04/15/2027 (C)	2,115	2,312
3.500%, 04/15/2025 (C)	3,019	3,259
3.500%, 04/15/2031	360	363
2.875%, 02/15/2031	240	232
2.625%, 02/15/2029	330	320
2.550%, 02/15/2031 (C)	1,919	1,876
2.250%, 02/15/2026	100	101
2.050%, 02/15/2028 (C)	2,141	2,103
1.500%, 02/15/2026 (C)	1,421	1,407
Verizon Communications
5.500%, 03/16/2047	60	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 03/16/2037	$805	$1,013
4.862%, 08/21/2046	470	562
4.522%, 09/15/2048	686	793
4.500%, 08/10/2033	620	720
4.400%, 11/01/2034	2,277	2,600
4.329%, 09/21/2028	1,325	1,516
4.272%, 01/15/2036	78	88
4.125%, 08/15/2046	320	349
4.016%, 12/03/2029	714	798
4.000%, 03/22/2050	170	182
3.875%, 02/08/2029	210	233
3.850%, 11/01/2042	610	654
3.700%, 03/22/2061	1,298	1,276
3.550%, 03/22/2051	1,591	1,584
3.500%, 11/01/2024	120	130
3.400%, 03/22/2041	634	641
3.376%, 02/15/2025	508	551
3.150%, 03/22/2030	360	379
3.000%, 03/22/2027	140	150
2.875%, 11/20/2050	1,988	1,761
2.650%, 11/20/2040	2,772	2,527
2.625%, 08/15/2026	1,000	1,057
2.550%, 03/21/2031	5,045	5,032
2.100%, 03/22/2028	1,035	1,040
1.750%, 01/20/2031	410	382
1.450%, 03/20/2026	260	260
0.850%, 11/20/2025	130	127
ViacomCBS
6.875%, 04/30/2036	620	856
5.900%, 10/15/2040	455	574
5.850%, 09/01/2043	220	282
4.750%, 05/15/2025	1,035	1,170
4.600%, 01/15/2045	61	68
4.375%, 03/15/2043	92	99
4.200%, 05/19/2032	198	222
3.875%, 04/01/2024	130	140
3.700%, 08/15/2024	810	878
Vodafone Group
5.250%, 05/30/2048	1,810	2,256
4.875%, 06/19/2049	1,544	1,831
4.375%, 05/30/2028	670	769
4.250%, 09/17/2050	439	482
Walt Disney
6.650%, 11/15/2037	235	344
6.200%, 12/15/2034	65	90
4.700%, 03/23/2050	355	443
4.625%, 03/23/2040	765	924
3.600%, 01/13/2051	1,095	1,155
2.650%, 01/13/2031	170	173

		134,901

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 1.9%
Alibaba Group Holding
3.150%, 02/09/2051	$545	$505
Amazon.com
4.950%, 12/05/2044	500	652
4.250%, 08/22/2057	110	131
4.050%, 08/22/2047	380	440
3.875%, 08/22/2037	910	1,037
3.150%, 08/22/2027	680	744
2.800%, 08/22/2024	245	262
2.700%, 06/03/2060	147	130
2.500%, 06/03/2050	604	538
1.500%, 06/03/2030	650	619
1.200%, 06/03/2027	672	658
0.800%, 06/03/2025	560	558
American Honda Finance MTN
1.000%, 09/10/2025	1,875	1,845
BMW US Capital
4.150%, 04/09/2030 (C)	845	962
3.800%, 04/06/2023 (C)	1,005	1,069
3.100%, 04/12/2021 (C)	215	215
1.850%, 09/15/2021 (C)	100	101
Burlington Northern Santa Fe
3.050%, 02/15/2051	315	304
Cox Communications
4.800%, 02/01/2035 (C)	890	1,045
Daimler Finance North America
2.700%, 06/14/2024 (C)	595	626
0.750%, 03/01/2024 (C)	980	975
Dollar General
3.250%, 04/15/2023	50	53
Element Fleet Management
3.850%, 06/15/2025 (C)	645	679
1.600%, 04/06/2024	228	228
Ford Motor
5.291%, 12/08/2046	99	104
Ford Motor Credit
5.875%, 08/02/2021	250	253
5.125%, 06/16/2025	200	216
4.271%, 01/09/2027	1,040	1,079
4.250%, 09/20/2022	1,000	1,031
4.125%, 08/17/2027	200	206
4.000%, 11/13/2030	270	268
3.815%, 11/02/2027	261	264
3.813%, 10/12/2021	190	192
3.810%, 01/09/2024	300	309
3.339%, 03/28/2022	1,730	1,749
2.900%, 02/16/2028	200	192
1.463%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,100	1,093
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.048%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	$1,625	$1,625
General Motors
6.250%, 10/02/2043	260	333
6.125%, 10/01/2025	320	376
5.950%, 04/01/2049	80	101
5.400%, 10/02/2023	190	206
5.400%, 04/01/2048	406	478
5.150%, 04/01/2038	240	274
4.875%, 10/02/2023	1,995	2,184
General Motors Financial
4.375%, 09/25/2021	735	749
4.350%, 01/17/2027	110	122
4.250%, 05/15/2023	110	118
4.200%, 11/06/2021	1,435	1,466
4.150%, 06/19/2023	83	89
3.450%, 04/10/2022	415	425
3.200%, 07/06/2021	1,835	1,843
3.150%, 06/30/2022	870	894
1.700%, 08/18/2023	712	725
Hanesbrands
5.375%, 05/15/2025 (C)	310	328
4.875%, 05/15/2026 (C)	210	225
4.625%, 05/15/2024 (C)	30	32
Hilton Domestic Operating
5.750%, 05/01/2028 (C)	150	161
5.375%, 05/01/2025 (C)	460	485
Home Depot
4.250%, 04/01/2046	48	56
3.900%, 12/06/2028	40	45
3.900%, 06/15/2047	60	67
3.750%, 02/15/2024	66	72
3.350%, 04/15/2050	1,025	1,060
3.300%, 04/15/2040	480	504
3.125%, 12/15/2049	1,220	1,195
2.950%, 06/15/2029	178	189
2.700%, 04/15/2030	1,801	1,867
2.500%, 04/15/2027	280	295
2.375%, 03/15/2051	402	344
Hyundai Capital America
2.375%, 10/15/2027 (C)	490	491
1.800%, 10/15/2025 (C)	823	822
1.250%, 09/18/2023 (C)	490	494
Hyundai Capital America MTN
1.300%, 01/08/2026 (C)	980	957
0.800%, 01/08/2024 (C)	998	989
Las Vegas Sands
3.200%, 08/08/2024	890	928
2.900%, 06/25/2025	210	215
Leland Stanford Junior University
1.289%, 06/01/2027	66	66

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lennar
5.000%, 06/15/2027	$20	$23
4.750%, 11/29/2027	460	528
4.500%, 04/30/2024	170	185
Levi Strauss
5.000%, 05/01/2025	54	55
Lowe’s
5.000%, 04/15/2040	965	1,181
4.500%, 04/15/2030	200	231
3.500%, 04/01/2051	179	181
2.625%, 04/01/2031	814	816
Marriott International
5.750%, 05/01/2025	582	668
4.625%, 06/15/2030	125	140
2.850%, 04/15/2031	1,412	1,388
McDonald’s MTN
4.875%, 12/09/2045	260	314
4.450%, 03/01/2047	240	278
4.450%, 09/01/2048	72	84
4.200%, 04/01/2050	530	600
3.800%, 04/01/2028	665	736
3.700%, 01/30/2026	702	774
3.625%, 09/01/2049	180	187
3.600%, 07/01/2030	290	316
3.500%, 03/01/2027	510	559
3.500%, 07/01/2027	200	220
3.300%, 07/01/2025	320	346
1.450%, 09/01/2025	324	327
MDC Holdings
6.000%, 01/15/2043	150	189
Newell Brands
4.700%, 04/01/2026	110	122
4.350%, 04/01/2023	278	293
NIKE
3.375%, 03/27/2050	950	994
3.250%, 03/27/2040	210	220
2.850%, 03/27/2030	430	453
2.750%, 03/27/2027	410	437
2.400%, 03/27/2025	260	274
Nissan Motor
4.810%, 09/17/2030 (C)	377	413
4.345%, 09/17/2027 (C)	1,100	1,196
3.522%, 09/17/2025 (C)	1,474	1,561
3.043%, 09/15/2023 (C)	580	607
Nissan Motor Acceptance
2.750%, 03/09/2028 (C)	492	488
Prime Security Services Borrower
5.750%, 04/15/2026 (C)	320	345
QVC
4.850%, 04/01/2024	370	397
Sands China
5.400%, 08/08/2028	320	366

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 08/08/2025	$380	$425
4.600%, 08/08/2023	610	652
3.800%, 01/08/2026	420	446
Starbucks
3.500%, 11/15/2050	1,755	1,751
3.350%, 03/12/2050	441	428
1.300%, 05/07/2022	400	404
Target
2.250%, 04/15/2025	450	471
Time Warner Cable
7.300%, 07/01/2038	530	735
6.750%, 06/15/2039	10	13
6.550%, 05/01/2037	138	180
5.875%, 11/15/2040	1,405	1,741
5.500%, 09/01/2041	1,599	1,888
Time Warner Entertainment
8.375%, 07/15/2033	270	390
TJX
3.750%, 04/15/2027	1,875	2,087
3.500%, 04/15/2025	300	327
Toll Brothers Finance
4.375%, 04/15/2023	120	125
Toyota Motor
1.339%, 03/25/2026	1,261	1,258
0.681%, 03/25/2024	1,020	1,019
Toyota Motor Credit MTN
2.900%, 03/30/2023	775	813
VOC Escrow
5.000%, 02/15/2028 (C)	380	375
Volkswagen Group of America Finance
2.900%, 05/13/2022 (C)	1,455	1,493
1.250%, 11/24/2025 (C)	1,345	1,325
0.875%, 11/22/2023 (C)	1,055	1,059
Wynn Macau
5.625%, 08/26/2028 (C)	500	523
5.125%, 12/15/2029 (C)	200	205
Yale University
1.482%, 04/15/2030	482	459
0.873%, 04/15/2025	563	563
		85,909

Consumer Staples — 2.0%
Alimentation Couche-Tard
3.800%, 01/25/2050 (C)	25	25
3.550%, 07/26/2027 (C)	650	705
Altria Group
6.200%, 02/14/2059	76	92
5.950%, 02/14/2049	490	609
5.800%, 02/14/2039	1,190	1,451
4.800%, 02/14/2029	361	415
4.750%, 05/05/2021	200	201
4.400%, 02/14/2026	514	579

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 02/04/2061	$419	$386
3.875%, 09/16/2046	893	864
3.400%, 02/04/2041	1,619	1,497
2.450%, 02/04/2032	2,806	2,667
2.350%, 05/06/2025	268	278
Anheuser-Busch
4.900%, 02/01/2046	6,561	7,771
4.700%, 02/01/2036	891	1,043
3.650%, 02/01/2026	1,135	1,247
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	525	675
5.450%, 01/23/2039	1,035	1,291
4.750%, 01/23/2029	100	117
4.600%, 04/15/2048	1,666	1,905
4.500%, 06/01/2050	670	758
4.375%, 04/15/2038	936	1,062
4.350%, 06/01/2040	560	632
4.150%, 01/23/2025	664	738
4.000%, 04/13/2028	180	200
3.750%, 07/15/2042	518	531
3.500%, 06/01/2030	200	216
BAT Capital
5.282%, 04/02/2050	1,260	1,381
4.906%, 04/02/2030	173	197
4.700%, 04/02/2027	338	380
4.540%, 08/15/2047	3,053	3,066
4.390%, 08/15/2037	61	64
3.984%, 09/25/2050	460	431
3.734%, 09/25/2040	10	10
3.557%, 08/15/2027	2,329	2,475
3.222%, 08/15/2024	167	178
3.215%, 09/06/2026	1,300	1,372
2.726%, 03/25/2031	1,033	1,003
2.259%, 03/25/2028	372	366
BAT International Finance
1.668%, 03/25/2026	1,058	1,047
Bunge Finance
3.750%, 09/25/2027	589	646
3.250%, 08/15/2026	851	906
1.630%, 08/17/2025	838	838
Cargill
1.375%, 07/23/2023 (C)	440	449
Coca-Cola
3.375%, 03/25/2027	380	419
2.950%, 03/25/2025	210	227
2.600%, 06/01/2050	190	171
2.500%, 06/01/2040	20	19
2.500%, 03/15/2051	545	474
1.450%, 06/01/2027	905	901
Constellation Brands
4.400%, 11/15/2025	415	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consumers Energy
2.500%, 05/01/2060	$267	$221
Costco Wholesale
3.000%, 05/18/2027	284	308
2.750%, 05/18/2024	183	196
1.600%, 04/20/2030	3,222	3,083
1.375%, 06/20/2027	780	777
Danone
2.947%, 11/02/2026 (C)	470	501
2.589%, 11/02/2023 (C)	1,370	1,430
2.077%, 11/02/2021 (C)	230	232
Diageo Investment
2.875%, 05/11/2022	370	381
Estee Lauder
1.950%, 03/15/2031	945	915
Hershey
0.900%, 06/01/2025	130	129
Imperial Brands Finance
3.500%, 07/26/2026 (C)	635	679
3.125%, 07/26/2024 (C)	2,250	2,378
Keurig Dr Pepper
4.417%, 05/25/2025	280	314
Kraft Heinz Foods
7.125%, 08/01/2039 (C)	10	14
6.875%, 01/26/2039	40	55
6.750%, 03/15/2032	10	13
5.500%, 06/01/2050	220	270
5.200%, 07/15/2045	360	415
5.000%, 06/04/2042	1,250	1,403
4.875%, 10/01/2049	2,370	2,651
4.625%, 10/01/2039	10	11
4.375%, 06/01/2046	160	167
4.250%, 03/01/2031	110	121
3.000%, 06/01/2026	380	401
Kroger
3.950%, 01/15/2050	120	129
Lamb Weston Holdings
4.875%, 05/15/2028 (C)	90	97
4.625%, 11/01/2024 (C)	70	73
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,020	1,087
Mars
3.200%, 04/01/2030 (C)	210	224
2.700%, 04/01/2025 (C)	370	391
2.375%, 07/16/2040 (C)	300	274
Molson Coors Brewing
3.500%, 05/01/2022	100	103
Mondelez International
1.500%, 05/04/2025	660	667
Mondelez International Holdings
Netherlands BV
2.125%, 09/19/2022 (C)	290	297

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 10/28/2021 (C)	$2,420	$2,440
Nestle Holdings
3.500%, 09/24/2025 (C)	450	494
PepsiCo
4.250%, 10/22/2044	100	116
4.000%, 03/05/2042	160	180
3.875%, 03/19/2060	120	135
3.625%, 03/19/2050	80	88
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	31
2.875%, 10/15/2049	60	58
2.625%, 03/19/2027	50	53
2.250%, 03/19/2025	50	53
1.625%, 05/01/2030	440	420
0.750%, 05/01/2023	530	535
Philip Morris International
4.500%, 03/20/2042	130	148
2.900%, 11/15/2021	370	376
2.875%, 05/01/2024	1,170	1,242
2.500%, 08/22/2022	590	607
2.500%, 11/02/2022	680	702
2.100%, 05/01/2030	290	280
1.125%, 05/01/2023	280	284
Procter & Gamble
3.000%, 03/25/2030	1,425	1,533
2.800%, 03/25/2027	80	86
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,967
Reynolds American
8.125%, 05/01/2040	570	801
7.250%, 06/15/2037	390	500
5.850%, 08/15/2045	3,140	3,692
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,207
3.450%, 06/01/2026	1,590	1,710
3.300%, 11/18/2021	912	922
Walmart
4.050%, 06/29/2048	8	9
3.950%, 06/28/2038	783	903
3.700%, 06/26/2028	1,381	1,551
3.550%, 06/26/2025	140	154
3.400%, 06/26/2023	393	419
3.300%, 04/22/2024	60	65
3.050%, 07/08/2026	296	321

		89,993

Energy — 3.4%
Aker BP
4.000%, 01/15/2031 (C)	456	475
Apache
5.250%, 02/01/2042	50	49
5.100%, 09/01/2040	205	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 04/15/2043	$390	$362
4.375%, 10/15/2028	200	199
4.250%, 01/15/2044	890	795
3.250%, 04/15/2022	86	87
BG Energy Capital
4.000%, 10/15/2021 (C)	1,485	1,513
BP Capital Markets
3.535%, 11/04/2024	100	109
3.506%, 03/17/2025	520	567
BP Capital Markets America
3.790%, 02/06/2024	100	108
3.633%, 04/06/2030	320	350
3.543%, 04/06/2027	790	864
3.410%, 02/11/2026	1,110	1,206
3.379%, 02/08/2061	267	247
3.245%, 05/06/2022	250	258
3.216%, 11/28/2023	420	448
3.194%, 04/06/2025	1,620	1,743
3.119%, 05/04/2026	230	247
3.000%, 02/24/2050	940	855
2.937%, 04/06/2023	50	52
2.772%, 11/10/2050	772	673
1.749%, 08/10/2030	643	607
Cameron LNG
3.302%, 01/15/2035 (C)	660	677
2.902%, 07/15/2031 (C)	140	141
Canadian Natural Resources
6.450%, 06/30/2033	50	63
Cheniere Energy
4.625%, 10/15/2028 (C)	260	270
Chevron
3.191%, 06/24/2023	22	23
2.895%, 03/03/2024	560	597
2.355%, 12/05/2022	15	15
1.995%, 05/11/2027	635	649
1.554%, 05/11/2025	520	530
Chevron USA
5.250%, 11/15/2043	260	336
5.050%, 11/15/2044	29	37
4.950%, 08/15/2047	160	201
3.850%, 01/15/2028	200	223
3.250%, 10/15/2029	50	54
1.018%, 08/12/2027	710	683
Cimarex Energy
4.375%, 06/01/2024	210	228
4.375%, 03/15/2029	780	863
3.900%, 05/15/2027	970	1,055
Conoco Funding
7.250%, 10/15/2031	180	255
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	420	564

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 08/15/2028 (C)	$850	$967
4.150%, 11/15/2034	280	311
3.750%, 10/01/2027 (C)	620	685
Continental Resources
4.500%, 04/15/2023	180	186
4.375%, 01/15/2028	520	549
3.800%, 06/01/2024	200	205
DCP Midstream Operating
6.450%, 11/03/2036 (C)	110	123
Devon Energy
7.875%, 09/30/2031	660	884
5.850%, 12/15/2025	1,438	1,675
5.600%, 07/15/2041	744	856
5.000%, 06/15/2045	1,400	1,526
4.750%, 05/15/2042	353	374
Diamondback Energy
4.400%, 03/24/2051	658	670
3.500%, 12/01/2029	849	881
3.250%, 12/01/2026	1,005	1,054
0.900%, 03/24/2023	1,097	1,097
Ecopetrol
5.875%, 05/28/2045	1,236	1,319
4.125%, 01/16/2025	203	217
Enable Midstream Partners
4.950%, 05/15/2028	1,055	1,162
4.400%, 03/15/2027	623	673
4.150%, 09/15/2029	369	383
3.900%, 05/15/2024	87	93
Enbridge
2.500%, 01/15/2025	1,105	1,151
Energy Transfer
6.250%, 04/15/2049	130	152
Energy Transfer Operating
8.250%, 11/15/2029	1,490	1,967
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.134%(B)(E)	360	344
6.500%, 02/01/2042	45	54
6.050%, 06/01/2041	146	166
6.000%, 06/15/2048	128	145
5.500%, 06/01/2027	118	136
5.300%, 04/15/2047	1,245	1,296
5.250%, 04/15/2029	1,417	1,612
5.150%, 03/15/2045	1,314	1,351
5.000%, 05/15/2050	800	823
4.950%, 06/15/2028	180	201
4.050%, 03/15/2025	1,515	1,636
3.750%, 05/15/2030	1,250	1,288
Energy Transfer Partners
4.500%, 11/01/2023	690	743
Eni
4.000%, 09/12/2023 (C)	1,940	2,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
7.550%, 04/15/2038	$40	$59
5.700%, 02/15/2042	40	51
4.850%, 03/15/2044	430	494
4.800%, 02/01/2049	60	69
4.200%, 01/31/2050	1,530	1,613
4.150%, 10/16/2028	1,605	1,807
3.950%, 01/31/2060	865	864
3.700%, 01/31/2051	270	265
3.125%, 07/31/2029	170	179
2.800%, 01/31/2030	540	557
EOG Resources
4.950%, 04/15/2050	450	547
4.375%, 04/15/2030	120	138
4.150%, 01/15/2026	340	382
3.900%, 04/01/2035	390	421
EQT
7.625%, 02/01/2025	30	35
3.900%, 10/01/2027	505	516
3.000%, 10/01/2022 (D)	430	436
Equinor
3.250%, 11/18/2049	232	227
3.000%, 04/06/2027	1,355	1,450
2.875%, 04/06/2025	2,225	2,375
Exxon Mobil
4.327%, 03/19/2050	2,250	2,575
4.227%, 03/19/2040	800	901
4.114%, 03/01/2046	533	586
3.482%, 03/19/2030	460	499
3.452%, 04/15/2051	200	200
3.043%, 03/01/2026	660	712
2.992%, 03/19/2025	3,680	3,942
2.397%, 03/06/2022	100	102
1.571%, 04/15/2023	80	82
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (C)	489	471
2.625%, 03/31/2036 (C)	458	438
2.160%, 03/31/2034 (C)	720	697
1.750%, 09/30/2027 (C)	1,867	1,866
Halliburton
5.000%, 11/15/2045	80	89
4.850%, 11/15/2035	60	67
3.800%, 11/15/2025	45	49
3.500%, 08/01/2023	3	3
Hess
6.000%, 01/15/2040	2,330	2,781
HollyFrontier
2.625%, 10/01/2023	341	351
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	403
Kinder Morgan
5.550%, 06/01/2045	300	356

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 12/01/2034	$500	$590
5.200%, 03/01/2048	690	786
5.050%, 02/15/2046	170	191
4.300%, 06/01/2025	510	569
4.300%, 03/01/2028	200	223
3.150%, 01/15/2023	193	201
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	483
5.400%, 09/01/2044	20	23
Marathon Oil
5.200%, 06/01/2045	322	350
MEG Energy
5.875%, 02/01/2029 (C)	80	80
MPLX
5.500%, 02/15/2049	390	457
4.875%, 12/01/2024	320	359
4.800%, 02/15/2029	330	378
4.700%, 04/15/2048	430	463
4.500%, 04/15/2038	520	566
Northwest Pipeline
4.000%, 04/01/2027	219	245
Occidental Petroleum
7.875%, 09/15/2031	610	717
7.500%, 05/01/2031	870	1,012
6.950%, 07/01/2024	288	316
6.600%, 03/15/2046	360	382
6.450%, 09/15/2036	280	309
5.550%, 03/15/2026	110	117
4.625%, 06/15/2045	280	244
4.500%, 07/15/2044	525	446
4.400%, 04/15/2046	120	102
4.200%, 03/15/2048	170	137
4.100%, 02/15/2047	600	480
3.500%, 06/15/2025	45	45
3.400%, 04/15/2026	270	260
3.000%, 02/15/2027	300	282
2.900%, 08/15/2024	810	801
2.700%, 02/15/2023	63	63
Oleoducto Central
4.000%, 07/14/2027 (C)	247	261
ONEOK
5.850%, 01/15/2026	81	95
4.950%, 07/13/2047	63	66
4.450%, 09/01/2049	252	248
4.350%, 03/15/2029	227	247
4.000%, 07/13/2027	134	145
3.400%, 09/01/2029	210	215
3.100%, 03/15/2030	537	540
ONEOK Partners
6.650%, 10/01/2036	339	426
Parsley Energy
4.125%, 02/15/2028 (C)	60	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pertamina Persero
6.000%, 05/03/2042 (C)	$300	$353
Petrobras Global Finance BV
7.375%, 01/17/2027	310	368
6.900%, 03/19/2049	1,870	2,048
6.850%, 06/05/2115	820	845
6.250%, 03/17/2024	1,394	1,545
5.750%, 02/01/2029	300	327
5.299%, 01/27/2025	1,278	1,412
Petroleos del Peru
5.625%, 06/19/2047 (C)	454	477
Petroleos Mexicanos
7.690%, 01/23/2050	70	65
6.950%, 01/28/2060	780	673
6.625%, 06/15/2035	1,797	1,707
6.500%, 03/13/2027	135	141
6.375%, 01/23/2045	1,105	917
5.950%, 01/28/2031	620	595
5.625%, 01/23/2046	480	382
4.875%, 01/18/2024	32	33
2.460%, 12/15/2025	923	962
2.378%, 04/15/2025	457	473
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	129
6.750%, 09/21/2047	2,970	2,547
Phillips 66
1.300%, 02/15/2026	405	400
Pioneer Natural Resources
2.150%, 01/15/2031	450	422
1.900%, 08/15/2030	844	784
1.125%, 01/15/2026	1,223	1,202
0.750%, 01/15/2024	658	656
Plains All American Pipeline
4.900%, 02/15/2045	137	134
4.650%, 10/15/2025	1,485	1,627
3.550%, 12/15/2029	613	611
2.850%, 01/31/2023	250	256
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023 (D)	322	327
4.875%, 05/15/2025	120	119
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	896
4.950%, 07/15/2029 (C)	2,235	2,282
Ruby Pipeline
8.000%, 04/01/2022 (C)(D)	1,100	903
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,605	1,811
5.625%, 03/01/2025	1,200	1,372
5.000%, 03/15/2027	1,265	1,439
Saudi Arabian Oil
1.625%, 11/24/2025 (C)	540	544

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.250%, 11/24/2023 (C)	$450	$453
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	329	340
1.400%, 09/17/2025	380	380
Schlumberger Holdings
3.900%, 05/17/2028 (C)	475	517
Schlumberger Investment
3.650%, 12/01/2023	61	66
Shell International Finance BV
4.550%, 08/12/2043	280	331
4.375%, 05/11/2045	470	546
4.125%, 05/11/2035	1,566	1,780
3.250%, 04/06/2050	840	820
2.875%, 05/10/2026	900	960
2.750%, 04/06/2030	440	454
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	1,240	1,361
Southern Natural Gas
8.000%, 03/01/2032	170	232
Spectra Energy Partners
5.950%, 09/25/2043	30	37
3.500%, 03/15/2025	815	872
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	643	687
5.350%, 05/15/2045	465	487
5.300%, 04/01/2044	640	672
4.000%, 10/01/2027	600	645
3.900%, 07/15/2026	750	807
Targa Resources Partners
5.500%, 03/01/2030	130	136
4.875%, 02/01/2031 (C)	320	324
4.000%, 01/15/2032 (C)	40	38
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,595
2.900%, 03/01/2030 (C)	1,510	1,502
Total Capital International
3.127%, 05/29/2050	492	462
TransCanada PipeLines
4.625%, 03/01/2034	860	965
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	76
Valero Energy
1.200%, 03/15/2024	1,115	1,118
Western Midstream Operating
6.500%, 02/01/2050	210	227
5.500%, 08/15/2048	54	53
5.300%, 02/01/2030	1,190	1,290
5.300%, 03/01/2048	162	163
4.650%, 07/01/2026	40	42
4.500%, 03/01/2028	60	62
4.350%, 02/01/2025	390	404
4.000%, 07/01/2022	35	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.325%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	$130	$127
Williams
7.875%, 09/01/2021	260	268
7.750%, 06/15/2031 (D)	841	1,107
7.500%, 01/15/2031	100	132
5.750%, 06/24/2044	51	62
5.400%, 03/04/2044	84	97
3.750%, 06/15/2027	1,044	1,137
2.600%, 03/15/2031	1,343	1,309
WPX Energy
8.250%, 08/01/2023	50	57
5.875%, 06/15/2028	40	44
5.250%, 09/15/2024	1,910	2,118
5.250%, 10/15/2027	70	75
4.500%, 01/15/2030	304	327

		153,758

Financials — 8.1
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	403
Ally Financial
5.750%, 11/20/2025	1,127	1,281
1.450%, 10/02/2023	670	680
Ambac Assurance
5.100% (C)(E)	8	12
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	31	31
American Express
3.700%, 08/03/2023	381	408
3.400%, 02/27/2023	414	436
2.500%, 08/01/2022	1,410	1,448
American Express Credit MTN
0.884%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	1,430	1,437
American International Group
6.250%, 05/01/2036	100	134
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,318
4.750%, 04/01/2048	130	154
4.375%, 06/30/2050	419	477
4.200%, 04/01/2028	128	144
4.125%, 02/15/2024	107	117
3.900%, 04/01/2026	530	585
3.875%, 01/15/2035	30	33
3.400%, 06/30/2030	709	753
2.500%, 06/30/2025	260	273
Andrew W Mellon Foundation
0.947%, 08/01/2027	384	373
Antares Holdings
3.950%, 07/15/2026 (C)	666	671

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aon
6.250%, 09/30/2040	$19	$26
3.500%, 06/14/2024	65	70
Apollo Management Holdings
5.000%, 03/15/2048 (C)	795	908
4.400%, 05/27/2026 (C)	530	598
Athene Global Funding
3.000%, 07/01/2022 (C)	211	217
2.950%, 11/12/2026 (C)	2,090	2,194
2.500%, 03/24/2028 (C)	1,270	1,266
Athene Holding
4.125%, 01/12/2028	1,240	1,350
3.500%, 01/15/2031	238	244
Avolon Holdings Funding
5.125%, 10/01/2023 (C)	120	128
3.950%, 07/01/2024 (C)	715	747
2.875%, 02/15/2025 (C)	975	971
AXA Equitable Holdings
3.900%, 04/20/2023	500	532
Banco Santander
3.848%, 04/12/2023	600	637
2.958%, 03/25/2031	400	397
2.749%, 12/03/2030	1,000	952
2.746%, 05/28/2025	1,400	1,462
1.849%, 03/25/2026	1,200	1,197
1.344%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	406
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	1,010	1,083
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	2,539	2,641
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	1,548	1,543
1.658%, VAR United States Secured Overnight Financing Rate+0.910%, 03/11/2027	4,373	4,377
Bank of America MTN
5.000%, 01/21/2044	830	1,019
4.450%, 03/03/2026	847	951
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	805	923
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	65	73
4.250%, 10/22/2026	80	90
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	179	203
4.200%, 08/26/2024	1,530	1,687
4.125%, 01/22/2024	290	317
4.100%, 07/24/2023	340	367
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	2,835	3,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2024	$1,309	$1,430
4.000%, 01/22/2025	2,033	2,221
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,099
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	600	643
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	575
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,364	1,480
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	907
3.500%, 04/19/2026	941	1,031
3.300%, 01/11/2023	1,200	1,261
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	240	252
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	2,145	2,289
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	265	272
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	886	877
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	1,628	1,707
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	162	166
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	527	496
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	970	910
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	1,421	1,416
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	2,404	2,370
Bank of Montreal MTN
1.850%, 05/01/2025	880	901
Bank of New York Mellon
3.550%, 09/23/2021	34	34
3.400%, 05/15/2024	530	574
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	840	923
3.250%, 09/11/2024	100	109
1.600%, 04/24/2025	260	265
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(B)(E)	510	542
1.300%, 06/11/2025	480	480

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	$1,940	$2,196
3.811%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.700%, 03/10/2042	708	692
3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/2035	1,779	1,782
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.800%, 12/10/2024	1,269	1,269
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	520	598
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	700	750
Barclays Bank
1.700%, 05/12/2022	360	365
BBVA USA
3.875%, 04/10/2025	430	470
Berkshire Hathaway
3.750%, 08/15/2021 (D)	450	456
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,395	1,610
Blackstone Secured Lending Fund
3.625%, 01/15/2026 (C)	670	693
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	930	1,020
4.625%, 03/13/2027 (C)	200	224
4.400%, 08/14/2028 (C)	1,447	1,645
3.375%, 01/09/2025 (C)	290	311
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (C)	600	615
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (C)	1,155	1,129
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	400	436
3.500%, 03/01/2023 (C)	464	489
3.052%, VAR United States Secured Overnight Financing Rate+1.507%, 01/13/2031 (C)	200	205
BPCE
5.150%, 07/21/2024 (C)	410	459
Brighthouse Financial
4.700%, 06/22/2047	576	589
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	480	484
0.950%, 10/23/2025	895	877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles Schwab
0.750%, 03/18/2024	$895	$900
Chubb INA Holdings
3.350%, 05/03/2026	200	218
3.150%, 03/15/2025	74	80
2.875%, 11/03/2022	39	40
CI Financial
3.200%, 12/17/2030	1,255	1,248
Citadel
4.875%, 01/15/2027 (C)	660	700
Citibank
0.782%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	2,405	2,407
Citigroup
8.125%, 07/15/2039	1,064	1,743
6.675%, 09/13/2043	70	102
6.625%, 06/15/2032	100	132
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(B)(E)	300	319
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(B)(E)	930	1,002
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(B)(E)	360	378
5.500%, 09/13/2025	950	1,101
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	685	880
5.300%, 05/06/2044	225	284
4.750%, 05/18/2046	100	119
4.650%, 07/30/2045	903	1,076
4.650%, 07/23/2048	490	599
4.500%, 01/14/2022	380	392
4.450%, 09/29/2027	1,295	1,458
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	2,750	3,126
4.400%, 06/10/2025	1,080	1,200
4.300%, 11/20/2026	240	268
4.125%, 07/25/2028	210	233
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	90
4.050%, 07/30/2022	70	73
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	1,860	2,058
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	64
3.700%, 01/12/2026	485	532
3.500%, 05/15/2023	630	666
3.400%, 05/01/2026	260	283
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	990	1,058
3.300%, 04/27/2025	120	129
3.200%, 10/21/2026	360	387

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	$935	$954
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	350	374
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	310	309
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	500	510
CME Group
3.000%, 03/15/2025	51	54
Cooperatieve Rabobank UA
4.625%, 12/01/2023	1,630	1,785
4.375%, 08/04/2025	2,150	2,380
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	31
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	250	268
1.907%, VAR United States Secured Overnight Financing Rate+1.676%, 06/16/2026 (C)	400	405
Credit Suisse Group
4.282%, 01/09/2028 (C)	230	253
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	300	320
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	730	794
3.750%, 03/26/2025	250	269
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	760	788
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (C)	3,934	3,996
1.305%, VAR United States Secured Overnight Financing Rate+0.980%, 02/02/2027 (C)	1,268	1,228
Credit Suisse NY
2.950%, 04/09/2025	520	549
Danske Bank
5.375%, 01/12/2024 (C)	650	725
5.000%, 01/12/2022 (C)	990	1,023
3.875%, 09/12/2023 (C)	200	214
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	220	234
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	1,994	2,014
1.226%, 06/22/2024 (C)	200	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.171%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.030%, 12/08/2023 (C)	$1,316	$1,323
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	219
Deutsche Bank NY
3.729%, VAR United States Secured Overnight Financing Rate+2.757%, 01/14/2032	400	389
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	1,696	1,699
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,347
7.050%, 07/15/2028 (C)	1,000	1,197
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	2,084
Federal Realty Investment Trust
3.950%, 01/15/2024	436	472
Fifth Third Bank
3.950%, 07/28/2025	339	377
2.875%, 10/01/2021	730	738
FS KKR Capital
3.400%, 01/15/2026	1,599	1,585
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(B)(E)	10	9
Goldman Sachs Group
6.750%, 10/01/2037	30	42
6.250%, 02/01/2041	1,050	1,479
5.750%, 01/24/2022	110	115
5.250%, 07/27/2021	740	751
5.150%, 05/22/2045	820	1,023
4.750%, 10/21/2045	730	897
4.250%, 10/21/2025	1,120	1,250
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,300	1,453
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	480	526
3.800%, 03/15/2030	2,745	3,021
3.750%, 02/25/2026	560	614
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	980	1,072
3.500%, 04/01/2025	540	585
3.500%, 11/16/2026	900	975
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	2,700	2,896
3.200%, 02/23/2023	470	492
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	788	798
0.523%, 03/08/2023	1,628	1,628
0.481%, 01/27/2023	4,959	4,952

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
4.800%, 07/08/2044	$120	$147
4.000%, 03/03/2024	1,090	1,188
3.850%, 07/08/2024	330	359
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	906
Golub Capital BDC
3.375%, 04/15/2024	1,396	1,444
2.500%, 08/24/2026	471	461
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	670	665
HSBC Bank
7.650%, 05/01/2025	500	605
HSBC Bank USA
7.000%, 01/15/2039	275	406
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%(B)(E)	905	893
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	945	1,062
4.375%, 11/23/2026	345	384
4.300%, 03/08/2026	1,710	1,913
4.250%, 03/14/2024	510	554
4.250%, 08/18/2025	560	615
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	860	933
2.633%, VAR United States Secured Overnight Financing Rate+1.402%, 11/07/2025	835	873
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	200	203
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	3,230	3,172
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026	1,091	1,091
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	2,507	2,466
ILFC E-Capital Trust II
4.220%, 12/21/2065 (C)	400	332
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate+1.316%, 04/01/2032	450	449
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	458
3.125%, 07/14/2022 (C)(D)	600	617
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
8.750%, 09/01/2030	$970	$1,431
4.950%, 06/01/2045	430	534
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	300	343
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	96
4.250%, 10/01/2027	720	815
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	800	904
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	645	721
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	2,805	3,043
3.900%, 07/15/2025	680	750
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	115	126
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	325	360
3.875%, 09/10/2024	1,140	1,250
3.625%, 05/13/2024	230	251
3.625%, 12/01/2027	230	250
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	2,000	2,054
3.200%, 01/25/2023	100	105
3.200%, 06/15/2026	400	432
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	130	126
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	620	631
2.950%, 10/01/2026	377	403
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	165	167
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	450	447
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	1,190	1,239
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	966	975
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	2,824	2,899
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	660	678

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	$965	$899
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	1,340	1,367
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	1,759	1,717
1.040%, VAR United States Secured Overnight Financing Rate+0.695%, 02/04/2027	3,155	3,076
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,590	1,524
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	102
KKR Group Finance III
5.125%, 06/01/2044 (C)	535	650
Lloyds Banking Group
4.375%, 03/22/2028	925	1,038
4.344%, 01/09/2048	200	217
4.050%, 08/16/2023	1,390	1,500
3.100%, 07/06/2021	490	493
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	410	425
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	855	873
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.850%, 05/11/2027	2,000	1,985
Macquarie Bank
3.624%, 06/03/2030 (C)	425	434
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (C)	88	86
Mercury General
4.400%, 03/15/2027	935	1,054
MetLife
6.400%, 12/15/2036	420	526
5.700%, 06/15/2035	15	20
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,112
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	2,149
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	235
Morgan Stanley
3.625%, 01/20/2027	852	934
0.985%, VAR United States Secured Overnight Financing Rate+0.720%, 12/10/2026	1,605	1,566
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	340	389

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 07/23/2025	$1,124	$1,247
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	133
3.875%, 04/29/2024	1,685	1,840
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,080	1,181
3.622%, VAR United States Secured Overnight Financing
Rate+3.120%, 04/01/2031	3,039	3,296
3.125%, 07/27/2026	190	205
2.750%, 05/19/2022	1	1
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	980	1,034
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	992	1,009
2.625%, 11/17/2021	1,066	1,082
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	1,461	1,509
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032	1,933	1,796
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	1,137	1,131
MUFG Bank
4.100%, 09/09/2023 (C)	200	217
National Australia Bank MTN
2.332%, 08/21/2030 (C)	925	873
National Securities Clearing
1.500%, 04/23/2025 (C)	3,035	3,065
1.200%, 04/23/2023 (C)	410	416
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3
Month+1.392%, 08/01/2024 (C)	800	864
3.766%, VAR ICE LIBOR USD 3
Month+1.064%, 03/08/2024 (C)	1,090	1,151
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	830	856
Nationwide Mutual Insurance
4.350%, 04/30/2050 (C)	488	511
2.474%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,731
Natwest Group
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	200	228
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	897
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	220	240

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 09/12/2023	$720	$772
New York Life Global Funding
2.875%, 04/10/2024 (C)	1,045	1,114
0.950%, 06/24/2025 (C)	340	337
New York Life Insurance
6.750%, 11/15/2039 (C)	345	491
Nomura Holdings
2.648%, 01/16/2025	550	569
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	251
Northwestern Mutual Global Funding MTN
0.800%, 01/14/2026 (C)	750	733
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	1,212	1,217
Ohio National Financial Services
5.550%, 01/24/2030 (C)	625	680
Owl Rock Capital
3.400%, 07/15/2026	1,836	1,859
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	500	544
5.250%, 08/15/2022 (C)	270	283
4.500%, 03/15/2023 (C)	2,070	2,162
Pipeline Funding
7.500%, 01/15/2030 (C)	405	505
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	160	160
Private Export Funding
0.550%, 07/30/2024 (C)	845	844
Prospect Capital
3.706%, 01/22/2026	680	671
Prudential Financial MTN
5.625%, 05/12/2041	10	13
Raymond James Financial
4.950%, 07/15/2046	180	220
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	481
1.600%, 04/17/2023	760	778
1.150%, 06/10/2025	460	459
Santander Holdings USA
4.500%, 07/17/2025	153	169
4.400%, 07/13/2027	363	404
3.450%, 06/02/2025	1,995	2,136
3.400%, 01/18/2023	232	242
3.244%, 10/05/2026	724	764
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	2,750	3,027
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	794
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.250%, 08/21/2026	2,131	2,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.089%, VAR United States Secured Overnight Financing Rate+0.787%, 03/15/2025	$2,475	$2,471
SBL Holdings
5.000%, 02/18/2031 (C)	970	979
Scentre Group Trust 1
4.375%, 05/28/2030 (C)	635	707
3.625%, 01/28/2026 (C)	1,132	1,220
Societe Generale
3.625%, 03/01/2041 (C)	1,196	1,148
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/08/2035 (C)	677	675
2.625%, 01/22/2025 (C)	735	762
Standard Chartered
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 01/14/2027 (C)	673	657
0.991%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.780%, 01/12/2025 (C)	810	805
State Street
3.300%, 12/16/2024	70	76
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	710	752
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	342
Svensk Exportkredit MTN
0.750%, 04/06/2023	1,346	1,358
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	502
Swedbank
1.300%, 06/02/2023 (C)	580	589
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	179
4.900%, 09/15/2044 (C)	240	291
3.300%, 05/15/2050 (C)	2,455	2,381
The Vanguard Group
3.050%, 08/22/2050	670	557
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	593
1.150%, 06/12/2025	460	460
0.750%, 06/12/2023	910	917
Truist Financial MTN
2.200%, 03/16/2023	1,625	1,679
1.267%, VAR United States Secured Overnight Financing Rate+0.609%, 03/02/2027	187	185
Trust Fibra Uno
6.390%, 01/15/2050 (C)	544	600

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 01/30/2026 (C)	$490	$542
UBS
1.750%, 04/21/2022 (C)	850	862
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(B)(C)(E)	1,640	1,801
4.253%, 03/23/2028 (C)	350	395
4.125%, 09/24/2025 (C)	200	222
3.491%, 05/23/2023 (C)	1,650	1,703
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (C)	200	206
2.650%, 02/01/2022 (C)	385	392
UBS Group MTN
2.095%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/11/2032 (C)	1,266	1,197
UniCredit MTN
6.572%, 01/14/2022 (C)	1,350	1,407
US Bancorp
2.400%, 07/30/2024	1,410	1,486
1.450%, 05/12/2025	1,020	1,034
US Bancorp MTN
2.950%, 07/15/2022	25	26
USAA Capital
1.500%, 05/01/2023 (C)	150	153
Validus Holdings
8.875%, 01/26/2040	905	1,403
WEA Finance
4.750%, 09/17/2044 (C)	230	233
3.750%, 09/17/2024 (C)	990	1,048
Wells Fargo
7.950%, 11/15/2029	495	659
5.375%, 11/02/2043	400	499
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	925	905
3.000%, 10/23/2026	1,030	1,101
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	2,760	2,847
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/2051	7,736	9,887
4.900%, 11/17/2045	909	1,079
4.750%, 12/07/2046	700	820
4.650%, 11/04/2044	261	300
4.600%, 04/01/2021	160	160
4.478%, VAR United States Secured Overnight Financing Rate+4.032%, 04/04/2031	2,630	3,017
4.400%, 06/14/2046	1,370	1,522
4.150%, 01/24/2029	1,010	1,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 08/15/2023	$900	$973
3.750%, 01/24/2024	250	270
3.500%, 03/08/2022	72	74
3.450%, 02/13/2023	660	695
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	1,550	1,661
2.879%, VAR United States Secured Overnight Financing Rate+1.432%, 10/30/2030	2,285	2,352
2.406%, VAR United States Secured Overnight Financing Rate+1.087%, 10/30/2025	1,005	1,050
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	1,310	1,350
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	1,567	1,487

		362,806

Health Care — 3.4%
Abbott Laboratories
4.900%, 11/30/2046	470	610
4.750%, 11/30/2036	260	321
3.750%, 11/30/2026	463	519
AbbVie
5.000%, 12/15/2021	35	36
4.625%, 10/01/2042	38	44
4.550%, 03/15/2035	500	579
4.500%, 05/14/2035	715	835
4.450%, 05/14/2046	233	268
4.400%, 11/06/2042	1,079	1,245
4.300%, 05/14/2036	228	261
4.250%, 11/14/2028	335	382
4.250%, 11/21/2049	3,426	3,860
4.050%, 11/21/2039	940	1,049
3.800%, 03/15/2025	460	503
3.750%, 11/14/2023	186	200
3.600%, 05/14/2025	770	839
3.450%, 03/15/2022	370	379
3.200%, 11/06/2022	44	46
3.200%, 11/21/2029	6,063	6,445
2.950%, 11/21/2026	380	405
2.900%, 11/06/2022	10	10
2.600%, 11/21/2024	1,820	1,922
2.300%, 11/21/2022	2,912	2,996
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,601
Aetna
3.875%, 08/15/2047	339	354
2.800%, 06/15/2023	2,650	2,764

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AmerisourceBergen
2.700%, 03/15/2031	$510	$508
Amgen
5.150%, 11/15/2041	332	417
4.663%, 06/15/2051	269	325
4.400%, 05/01/2045	375	432
3.625%, 05/22/2024	130	140
3.150%, 02/21/2040	530	527
2.770%, 09/01/2053 (C)	263	232
Anthem
4.625%, 05/15/2042	41	48
3.650%, 12/01/2027	220	243
3.500%, 08/15/2024	90	97
3.350%, 12/01/2024	1,425	1,541
3.125%, 05/15/2022	468	482
2.950%, 12/01/2022	661	687
2.250%, 05/15/2030	381	374
AstraZeneca
3.500%, 08/17/2023	315	336
Bausch Health
7.250%, 05/30/2029 (C)	170	190
6.250%, 02/15/2029 (C)	500	531
5.500%, 11/01/2025 (C)	20	21
Baxalta
3.600%, 06/23/2022	546	564
Baxter International
3.950%, 04/01/2030 (C)	425	478
BayCare Health System
3.831%, 11/15/2050	1,595	1,799
Bayer US Finance
3.375%, 10/08/2024 (C)	800	862
Bayer US Finance II
4.875%, 06/25/2048 (C)	1,795	2,134
4.700%, 07/15/2064 (C)	210	231
4.625%, 06/25/2038 (C)	420	481
4.375%, 12/15/2028 (C)	3,535	3,989
4.250%, 12/15/2025 (C)	2,345	2,609
Becton Dickinson
4.685%, 12/15/2044	301	358
3.734%, 12/15/2024	1,047	1,144
3.700%, 06/06/2027	121	133
3.363%, 06/06/2024	1,670	1,793
Biogen
3.625%, 09/15/2022	430	449
3.250%, 02/15/2051 (C)	120	112
Bon Secours Mercy Health
3.464%, 06/01/2030	855	921
Bristol-Myers Squibb
5.000%, 08/15/2045	175	224
4.550%, 02/20/2048	166	202
4.350%, 11/15/2047	203	240
4.250%, 10/26/2049	37	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 02/20/2028	$487	$547
3.875%, 08/15/2025	217	241
3.550%, 08/15/2022	360	376
3.400%, 07/26/2029	812	887
3.200%, 06/15/2026	770	837
2.900%, 07/26/2024	1,149	1,228
2.750%, 02/15/2023	300	313
2.600%, 05/16/2022	550	564
2.550%, 11/13/2050	977	870
2.350%, 11/13/2040	252	229
2.250%, 08/15/2021	420	423
1.450%, 11/13/2030	674	629
0.750%, 11/13/2025	315	310
Centene
4.625%, 12/15/2029	230	249
3.375%, 02/15/2030	230	232
3.000%, 10/15/2030	3,043	3,038
Cigna
4.900%, 12/15/2048	1,310	1,600
4.800%, 08/15/2038	500	596
4.375%, 10/15/2028	730	831
4.125%, 11/15/2025	290	323
3.875%, 10/15/2047	763	811
3.750%, 07/15/2023	462	494
3.400%, 03/01/2027	380	412
3.400%, 03/15/2050	120	118
2.400%, 03/15/2030	165	164
1.250%, 03/15/2026	630	622
CommonSpirit Health
4.350%, 11/01/2042	480	528
4.187%, 10/01/2049	635	683
2.782%, 10/01/2030	640	647
CVS Health
5.125%, 07/20/2045	670	818
5.050%, 03/25/2048	5,195	6,358
4.780%, 03/25/2038	809	955
4.300%, 03/25/2028	2,932	3,329
4.250%, 04/01/2050	30	34
4.125%, 04/01/2040	160	176
3.875%, 07/20/2025	515	569
3.750%, 04/01/2030	400	434
3.700%, 03/09/2023	304	323
3.625%, 04/01/2027	890	973
3.000%, 08/15/2026	339	362
2.750%, 12/01/2022	510	527
2.700%, 08/21/2040	997	916
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	71	82
Danaher
3.350%, 09/15/2025	315	344
2.600%, 10/01/2050	247	218

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DH Europe Finance II Sarl
2.600%, 11/15/2029	$640	$654
2.200%, 11/15/2024	863	899
2.050%, 11/15/2022	502	515
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	177
Gilead Sciences
5.650%, 12/01/2041	35	46
4.750%, 03/01/2046	380	458
4.600%, 09/01/2035	500	588
4.500%, 02/01/2045	10	12
4.000%, 09/01/2036	281	308
3.700%, 04/01/2024	410	442
3.650%, 03/01/2026	460	506
3.250%, 09/01/2022	670	693
2.800%, 10/01/2050	549	486
2.600%, 10/01/2040	545	501
1.650%, 10/01/2030	511	479
1.200%, 10/01/2027	158	151
GlaxoSmithKline Capital
3.000%, 06/01/2024	310	331
2.850%, 05/08/2022	30	31
HCA
5.875%, 02/01/2029	410	478
5.625%, 09/01/2028	60	69
5.500%, 06/15/2047	60	74
5.375%, 02/01/2025	160	179
5.250%, 04/15/2025	820	936
5.250%, 06/15/2026	30	34
5.250%, 06/15/2049	2,150	2,623
5.125%, 06/15/2039	760	908
5.000%, 03/15/2024	1,390	1,546
4.500%, 02/15/2027	20	22
3.500%, 09/01/2030	520	526
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	855	841
Humana
4.950%, 10/01/2044	60	72
4.800%, 03/15/2047	30	36
4.625%, 12/01/2042	170	197
4.500%, 04/01/2025	80	90
3.950%, 03/15/2027	70	78
3.850%, 10/01/2024	1,470	1,606
3.150%, 12/01/2022	560	580
Johnson & Johnson
3.700%, 03/01/2046	170	189
3.625%, 03/03/2037	260	293
3.500%, 01/15/2048	92	101
3.400%, 01/15/2038	173	188
2.625%, 01/15/2025	86	92
2.450%, 09/01/2060	935	825
0.950%, 09/01/2027	610	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.550%, 09/01/2025	$300	$297
Mass General Brigham
3.192%, 07/01/2049	115	114
Medtronic
4.625%, 03/15/2045	9	11
3.500%, 03/15/2025	241	264
Merck
3.700%, 02/10/2045	220	241
2.400%, 09/15/2022	29	30
1.450%, 06/24/2030	1,380	1,306
0.750%, 02/24/2026	530	522
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	747
PerkinElmer
3.625%, 03/15/2051	473	486
Pfizer
4.000%, 12/15/2036	815	934
2.800%, 03/11/2022	302	309
2.625%, 04/01/2030	1,230	1,275
1.700%, 05/28/2030	420	405
0.800%, 05/28/2025	670	665
Regeneron Pharmaceuticals
2.800%, 09/15/2050	389	336
1.750%, 09/15/2030	1,844	1,704
Royalty Pharma
3.550%, 09/02/2050 (C)	738	701
2.200%, 09/02/2030 (C)	780	744
1.750%, 09/02/2027 (C)	740	718
1.200%, 09/02/2025 (C)	856	838
0.750%, 09/02/2023 (C)	925	924
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,109
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,394	2,515
Smith & Nephew
2.032%, 10/14/2030	670	630
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	889	888
Stryker
2.900%, 06/15/2050	220	207
1.950%, 06/15/2030	722	696
1.150%, 06/15/2025	674	672
Takeda Pharmaceutical
5.000%, 11/26/2028	460	544
4.400%, 11/26/2023	2,174	2,376
3.175%, 07/09/2050	1,310	1,241
2.050%, 03/31/2030	1,236	1,190
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	430	433
2.950%, 12/18/2022	190	190

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	$390	$431
6.000%, 04/15/2024	200	213
3.150%, 10/01/2026	1,540	1,473
2.800%, 07/21/2023	630	628
2.200%, 07/21/2021	380	379
Thermo Fisher Scientific
4.497%, 03/25/2030	1,292	1,503
2.600%, 10/01/2029	441	452
UnitedHealth Group
5.800%, 03/15/2036	280	378
4.625%, 07/15/2035	523	636
4.450%, 12/15/2048	90	110
4.250%, 04/15/2047	450	526
4.250%, 06/15/2048	110	130
3.875%, 12/15/2028	170	192
3.875%, 08/15/2059	533	593
3.750%, 07/15/2025	270	299
3.750%, 10/15/2047	110	119
3.700%, 08/15/2049	150	163
3.500%, 06/15/2023	150	160
3.375%, 11/15/2021	75	76
3.350%, 07/15/2022	28	29
3.125%, 05/15/2060	50	49
2.900%, 05/15/2050	562	536
2.875%, 12/15/2021	290	295
2.875%, 03/15/2023	50	52
2.750%, 05/15/2040	727	710
2.375%, 10/15/2022	70	72
2.000%, 05/15/2030	730	716
1.250%, 01/15/2026	170	170
Utah Acquisition Sub
3.950%, 06/15/2026	1,390	1,530
Viatris
4.000%, 06/22/2050 (C)	675	686
2.700%, 06/22/2030 (C)	140	138
Wyeth
5.950%, 04/01/2037	470	653
		150,402

Industrials — 2.6%
3M
3.700%, 04/15/2050	660	715
3.250%, 08/26/2049	220	223
3.050%, 04/15/2030	90	95
2.375%, 08/26/2029	390	397
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (C)	279	267
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (C)	594	630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AerCap Ireland Capital DAC
5.000%, 10/01/2021	$1,100	$1,124
4.875%, 01/16/2024	1,500	1,632
4.625%, 07/01/2022	210	220
3.950%, 02/01/2022	855	875
3.875%, 01/23/2028	345	361
3.650%, 07/21/2027	650	682
3.500%, 01/15/2025	638	669
3.150%, 02/15/2024	560	583
1.750%, 01/30/2026	1,007	978
Air Lease
3.625%, 04/01/2027	221	232
3.625%, 12/01/2027	216	227
3.500%, 01/15/2022	1,110	1,135
3.375%, 07/01/2025	310	327
3.250%, 03/01/2025	1,645	1,733
Air Lease MTN
2.300%, 02/01/2025	355	362
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	120	129
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,146
Boeing
5.930%, 05/01/2060	20	26
5.805%, 05/01/2050	1,603	2,021
5.705%, 05/01/2040	600	733
5.150%, 05/01/2030	940	1,081
5.040%, 05/01/2027	160	182
4.875%, 05/01/2025	1,500	1,670
4.508%, 05/01/2023	1,050	1,125
3.750%, 02/01/2050	547	525
3.625%, 02/01/2031	680	711
3.625%, 03/01/2048	23	21
3.550%, 03/01/2038	196	189
3.250%, 02/01/2028	675	698
3.250%, 02/01/2035	1,210	1,161
3.200%, 03/01/2029	490	496
3.100%, 05/01/2026	160	167
2.800%, 03/01/2027	190	192
2.700%, 02/01/2027	540	548
2.196%, 02/04/2026	2,127	2,120
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	134
5.400%, 06/01/2041	50	65
4.150%, 12/15/2048	150	171
4.050%, 06/15/2048	124	139
3.550%, 02/15/2050	158	165
3.450%, 09/15/2021	91	92
3.300%, 09/15/2051	619	619
Canadian Pacific Railway
6.125%, 09/15/2115	44	64

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carrier Global
3.577%, 04/05/2050	$60	$59
3.377%, 04/05/2040	190	188
Cintas No. 2
3.700%, 04/01/2027	400	444
2.900%, 04/01/2022	400	409
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,307	1,334
CoStar Group
2.800%, 07/15/2030 (C)	830	811
Crowley Conro
4.181%, 08/15/2043	455	524
CSX
4.300%, 03/01/2048	40	45
2.500%, 05/15/2051	183	154
DAE Funding
3.375%, 03/20/2028 (C)	922	915
2.625%, 03/20/2025 (C)	801	805
Deere
3.750%, 04/15/2050	530	594
3.100%, 04/15/2030	100	107
Delta Air Lines
7.375%, 01/15/2026	580	681
7.000%, 05/01/2025 (C)	2,410	2,775
4.750%, 10/20/2028 (C)	1,516	1,648
4.500%, 10/20/2025 (C)	1,769	1,884
4.375%, 04/19/2028	153	160
3.800%, 04/19/2023	381	388
3.625%, 03/15/2022	330	334
3.400%, 04/19/2021	510	510
2.900%, 10/28/2024	60	60
Delta Air Lines Pass Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,880	3,884
DP World MTN
5.625%, 09/25/2048 (C)	990	1,160
Eaton
7.625%, 04/01/2024	75	87
4.150%, 11/02/2042	140	158
2.750%, 11/02/2022	900	934
Equifax
3.950%, 06/15/2023	1,612	1,725
2.600%, 12/15/2025	255	267
GE Capital Funding
4.400%, 05/15/2030 (C)	1,805	2,042
3.450%, 05/15/2025 (C)	381	412
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	4,436	5,084
General Dynamics
4.250%, 04/01/2040	880	1,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 04/01/2050	$230	$274
3.500%, 05/15/2025	60	66
3.250%, 04/01/2025	160	173
General Electric
4.350%, 05/01/2050	669	740
4.250%, 05/01/2040	2,157	2,378
3.625%, 05/01/2030	905	973
3.450%, 05/01/2027	723	785
General Electric MTN
6.875%, 01/10/2039	1,216	1,705
6.750%, 03/15/2032	1,335	1,790
6.150%, 08/07/2037	394	518
5.875%, 01/14/2038	3,330	4,304
0.674%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,942
GFL Environmental
4.250%, 06/01/2025 (C)	250	258
Honeywell International
1.950%, 06/01/2030	940	927
1.350%, 06/01/2025	310	314
Hutama Karya Persero MTN
3.750%, 05/11/2030 (C)	386	404
IHS Markit
5.000%, 11/01/2022 (C)	750	790
4.750%, 02/15/2025 (C)	355	397
4.750%, 08/01/2028	1,215	1,403
3.625%, 05/01/2024	1,000	1,073
John Deere Capital MTN
1.200%, 04/06/2023	743	755
0.550%, 07/05/2022	965	968
L3Harris Technologies
5.054%, 04/27/2045	270	334
4.854%, 04/27/2035	80	97
Lockheed Martin
4.500%, 05/15/2036	90	109
4.070%, 12/15/2042	91	105
3.550%, 01/15/2026	1,190	1,312
3.100%, 01/15/2023	50	52
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (C)	510	558
Northrop Grumman
5.250%, 05/01/2050	350	452
5.150%, 05/01/2040	333	417
4.030%, 10/15/2047	948	1,049
3.250%, 08/01/2023	1,636	1,745
3.250%, 01/15/2028	1,642	1,760
2.930%, 01/15/2025	856	911
Otis Worldwide
3.112%, 02/15/2040	555	544
2.056%, 04/05/2025	220	226
Parker-Hannifin
2.700%, 06/14/2024	400	424

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raytheon Technologies
4.625%, 11/16/2048	$51	$61
4.500%, 06/01/2042	430	511
4.450%, 11/16/2038	484	560
4.150%, 05/15/2045	59	65
4.125%, 11/16/2028	280	315
3.950%, 08/16/2025	963	1,069
3.650%, 08/16/2023	65	70
3.150%, 12/15/2024	200	215
2.250%, 07/01/2030	420	413
Republic Services
3.950%, 05/15/2028	335	374
2.500%, 08/15/2024	635	668
1.450%, 02/15/2031	1,650	1,507
Roper Technologies
1.000%, 09/15/2025	420	413
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (C)	1,770	1,749
0.650%, 03/11/2024 (C)	650	650
Southwest Airlines
5.125%, 06/15/2027	1,975	2,269
4.750%, 05/04/2023	675	729
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	610	689
Teck Resources
6.125%, 10/01/2035	150	184
Union Pacific
3.950%, 09/10/2028	1,595	1,786
3.839%, 03/20/2060	1,030	1,078
3.750%, 07/15/2025	340	373
3.750%, 02/05/2070	330	336
3.250%, 02/05/2050	1,205	1,183
3.150%, 03/01/2024	267	286
2.973%, 09/16/2062 (C)	481	427
2.950%, 03/01/2022	560	574
2.400%, 02/05/2030	618	619
2.150%, 02/05/2027	499	512
United Parcel Service
5.300%, 04/01/2050	480	649
5.200%, 04/01/2040	240	308
United Rentals North America
4.875%, 01/15/2028	150	158
3.875%, 11/15/2027	100	104
3.875%, 02/15/2031	820	826
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025 (D)	526	496
Waste Management
4.150%, 07/15/2049	210	240
3.500%, 05/15/2024	370	400

		118,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.9%
Apple
4.375%, 05/13/2045	$360	$431
4.250%, 02/09/2047	390	463
3.850%, 05/04/2043	220	248
3.200%, 05/13/2025	64	69
3.200%, 05/11/2027	232	253
2.850%, 05/06/2021	113	113
2.800%, 02/08/2061	316	283
2.650%, 05/11/2050	777	704
2.650%, 02/08/2051	789	719
2.550%, 08/20/2060	738	632
2.450%, 08/04/2026	1,410	1,485
2.375%, 02/08/2041	316	293
2.150%, 02/09/2022	82	83
1.650%, 02/08/2031	1,609	1,535
1.550%, 08/04/2021	20	20
1.200%, 02/08/2028	789	759
1.125%, 05/11/2025	1,110	1,117
Avnet
3.750%, 12/01/2021	1,000	1,017
Broadcom
4.750%, 04/15/2029	565	635
4.700%, 04/15/2025	1,090	1,228
4.150%, 11/15/2030	1,604	1,733
3.875%, 01/15/2027	239	260
3.469%, 04/15/2034	648	652
3.419%, 04/15/2033	2,676	2,724
3.150%, 11/15/2025	1,442	1,536
2.450%, 02/15/2031 (C)	550	520
Dell International
8.350%, 07/15/2046 (C)	337	512
6.100%, 07/15/2027 (C)	320	384
6.020%, 06/15/2026 (C)	39	46
5.300%, 10/01/2029 (C)	322	376
4.900%, 10/01/2026 (C)	161	183
Fidelity National Information Services
2.250%, 03/01/2031	313	307
1.650%, 03/01/2028	627	612
1.150%, 03/01/2026	627	617
Flex
4.875%, 05/12/2030	385	436
Hewlett Packard Enterprise
4.650%, 10/01/2024	2,245	2,506
HP
2.200%, 06/17/2025	1,013	1,045
Intel
4.750%, 03/25/2050	2,840	3,557
4.600%, 03/25/2040	220	265
3.734%, 12/08/2047	48	52
3.700%, 07/29/2025	223	246
3.300%, 10/01/2021	35	36

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 11/15/2049	$834	$826
3.100%, 07/29/2022	35	36
3.100%, 02/15/2060	226	213
International Business Machines
3.000%, 05/15/2024	1,510	1,619
KLA
3.300%, 03/01/2050	428	410
Marvell Technology Group
4.200%, 06/22/2023	810	867
Mastercard
3.850%, 03/26/2050	80	90
3.375%, 04/01/2024	250	271
3.350%, 03/26/2030	635	695
Micron Technology
2.497%, 04/24/2023	1,105	1,145
Microsoft
4.100%, 02/06/2037	251	296
3.625%, 12/15/2023	89	96
3.500%, 02/12/2035	156	174
3.450%, 08/08/2036	565	625
3.300%, 02/06/2027	1,550	1,707
3.041%, 03/17/2062	199	194
2.921%, 03/17/2052	683	666
2.875%, 02/06/2024	1,010	1,077
2.700%, 02/12/2025	250	267
2.675%, 06/01/2060	233	213
2.525%, 06/01/2050	546	497
2.400%, 02/06/2022	600	610
2.400%, 08/08/2026	1,700	1,796
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	21
1.550%, 08/08/2021	400	401
NVIDIA
3.700%, 04/01/2060	310	332
3.500%, 04/01/2040	588	631
3.500%, 04/01/2050	2,093	2,206
2.850%, 04/01/2030	1,560	1,637
NXP BV
3.875%, 06/18/2026 (C)	654	718
3.150%, 05/01/2027 (C)	542	576
2.700%, 05/01/2025 (C)	280	294
Oracle
4.100%, 03/25/2061	129	133
3.950%, 03/25/2051	2,352	2,412
3.900%, 05/15/2035	1,720	1,852
3.650%, 03/25/2041	646	652
3.600%, 04/01/2040	725	728
2.950%, 11/15/2024	539	575
2.950%, 04/01/2030	790	814
2.875%, 03/25/2031	3,391	3,454
2.800%, 04/01/2027	962	1,013
2.625%, 02/15/2023	416	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 03/25/2028	$969	$980
1.650%, 03/25/2026	2,069	2,084
PayPal Holdings
2.300%, 06/01/2030	2,845	2,816
1.650%, 06/01/2025	1,619	1,648
1.350%, 06/01/2023	390	397
Prosus
4.850%, 07/06/2027 (C)	550	616
3.832%, 02/08/2051 (C)	320	280
Prosus MTN
4.027%, 08/03/2050 (C)	730	662
QUALCOMM
1.300%, 05/20/2028	961	920
salesforce.com
3.700%, 04/11/2028	670	748
3.250%, 04/11/2023	480	507
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	606
Texas Instruments
4.150%, 05/15/2048	300	356
1.750%, 05/04/2030	290	277
TSMC Global
1.375%, 09/28/2030 (C)	1,925	1,783
Visa
4.300%, 12/14/2045	690	830
3.650%, 09/15/2047	235	259
3.150%, 12/14/2025	1,410	1,537
1.900%, 04/15/2027	565	578
Vontier
2.950%, 04/01/2031 (C)	425	415
1.800%, 04/01/2026 (C)	495	492

		82,774

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	613
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,647
Anglo American Capital
4.750%, 04/10/2027 (C)	720	825
4.000%, 09/11/2027 (C)	200	220
3.625%, 09/11/2024 (C)	710	768
ArcelorMittal
7.250%, 10/15/2039	120	163
4.550%, 03/11/2026	330	366
3.600%, 07/16/2024	600	632
Barrick
5.250%, 04/01/2042	80	99
Barrick North America Finance
5.750%, 05/01/2043	290	379
5.700%, 05/30/2041	509	653

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berry Global
1.570%, 01/15/2026 (C)	$2,135	$2,102
BHP Billiton Finance USA
5.000%, 09/30/2043	410	529
4.125%, 02/24/2042	40	45
2.875%, 02/24/2022	50	51
Dow Chemical
5.250%, 11/15/2041	25	31
4.800%, 05/15/2049	360	429
4.375%, 11/15/2042	163	185
3.600%, 11/15/2050	347	349
2.100%, 11/15/2030	966	931
DuPont de Nemours
4.493%, 11/15/2025	1,775	2,005
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	480	522
Freeport-McMoRan
5.450%, 03/15/2043	645	774
4.625%, 08/01/2030	180	196
4.550%, 11/14/2024	40	44
3.875%, 03/15/2023	20	21
Glencore Funding
4.125%, 05/30/2023 (C)	200	214
4.125%, 03/12/2024 (C)	1,340	1,451
4.000%, 03/27/2027 (C)	1,200	1,323
3.875%, 10/27/2027 (C)	220	241
3.000%, 10/27/2022 (C)	30	31
Industrias Penoles
4.150%, 09/12/2029 (C)	1,005	1,090
International Flavors & Fragrances
5.000%, 09/26/2048	1,505	1,846
LYB International Finance III
3.625%, 04/01/2051	762	749
3.375%, 10/01/2040	942	929
LyondellBasell Industries
5.750%, 04/15/2024	200	226
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	970	1,046
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	630	659
NewMarket
2.700%, 03/18/2031	1,478	1,441
Newmont
2.250%, 10/01/2030	1,985	1,932
Nucor
2.700%, 06/01/2030	353	360
Nutrition & Biosciences
1.230%, 10/01/2025 (C)	1,835	1,803
OCP
4.500%, 10/22/2025 (C)	400	423
Reliance Steel & Aluminum
2.150%, 08/15/2030	1,043	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern Copper
5.250%, 11/08/2042 (D)	$2,220	$2,689
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,447
Teck Resources
6.250%, 07/15/2041	227	279
6.000%, 08/15/2040	30	36
5.200%, 03/01/2042	372	407
3.900%, 07/15/2030	284	297
Vale Overseas
6.875%, 11/21/2036	874	1,162
6.250%, 08/10/2026	32	38
Westlake Chemical
5.000%, 08/15/2046	8	9
4.375%, 11/15/2047	485	525
WestRock RKT
4.000%, 03/01/2023	70	74

		39,306

Real Estate — 0.8%
Agree
2.900%, 10/01/2030	236	238
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,427
3.625%, 11/15/2027	745	813
3.300%, 07/15/2026	1,495	1,606
American Tower
2.700%, 04/15/2031	476	476
1.875%, 10/15/2030	1,430	1,337
1.600%, 04/15/2026	635	636
AvalonBay Communities MTN
4.350%, 04/15/2048	110	127
2.450%, 01/15/2031	1,155	1,150
Boston Properties
3.800%, 02/01/2024	1,250	1,346
3.400%, 06/21/2029	720	756
Brandywine Operating Partnership
3.950%, 11/15/2027	17	18
Brixmor Operating Partnership
2.250%, 04/01/2028	220	216
Camden Property Trust
2.800%, 05/15/2030	435	446
Crown Castle International
4.000%, 03/01/2027	158	175
2.900%, 04/01/2041	441	404
2.100%, 04/01/2031	1,746	1,642
1.050%, 07/15/2026	945	911
CyrusOne
2.900%, 11/15/2024	1,250	1,321
Equinix
2.950%, 09/15/2051	720	632

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ERP Operating
4.625%, 12/15/2021	$64	$65
Essex Portfolio
1.700%, 03/01/2028	627	603
GLP Capital
5.375%, 04/15/2026	2,615	2,934
5.300%, 01/15/2029	1,513	1,696
5.250%, 06/01/2025	565	633
4.000%, 01/15/2030	410	427
3.350%, 09/01/2024	125	132
Healthcare Realty Trust
3.875%, 05/01/2025	200	217
Life Storage
3.875%, 12/15/2027	915	1,013
Mid-America Apartments
4.300%, 10/15/2023	323	349
4.000%, 11/15/2025	386	428
3.950%, 03/15/2029	317	350
3.750%, 06/15/2024	740	801
3.600%, 06/01/2027	47	51
1.700%, 02/15/2031	297	273
Prologis
3.000%, 04/15/2050	115	110
Regency Centers
2.950%, 09/15/2029	685	696
Sabra Health Care
3.900%, 10/15/2029	715	729
Simon Property Group
3.800%, 07/15/2050	850	855
2.450%, 09/13/2029	1,020	1,009
2.000%, 09/13/2024	355	367
Spirit Realty
4.450%, 09/15/2026	40	44
4.000%, 07/15/2029	183	198
3.400%, 01/15/2030	379	393
3.200%, 02/15/2031	746	746
2.700%, 02/15/2032	251	238
2.100%, 03/15/2028	627	609
STORE Capital
4.625%, 03/15/2029	402	447
4.500%, 03/15/2028	1,190	1,309
2.750%, 11/18/2030	558	546
Ventas Realty
3.850%, 04/01/2027	500	552
VEREIT Operating Partnership
3.400%, 01/15/2028	334	352
2.850%, 12/15/2032	457	442
2.200%, 06/15/2028	339	332
Welltower
4.500%, 01/15/2024	102	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 03/15/2023	$500	$528

		36,262

Utilities — 2.1%
AEP Texas
6.650%, 02/15/2033	500	662
AES
1.375%, 01/15/2026 (C)	679	661
Alabama Power
3.700%, 12/01/2047	1,600	1,673
Ameren
1.750%, 03/15/2028	313	302
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	947
Black Hills
3.875%, 10/15/2049	283	283
3.050%, 10/15/2029	386	398
Boston Gas
4.487%, 02/15/2042 (C)	35	39
CenterPoint Energy
3.600%, 11/01/2021	595	606
Cleco Power
6.000%, 12/01/2040	700	888
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	263
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,769
4.450%, 03/15/2044	1,120	1,289
3.950%, 04/01/2050	130	140
3.350%, 04/01/2030	180	192
Dominion Energy
3.300%, 04/15/2041	254	249
3.071%, 08/15/2024	980	1,044
2.000%, 08/15/2021	444	446
1.450%, 04/15/2026	988	984
DTE Electric
2.950%, 03/01/2050	696	658
DTE Energy
3.800%, 03/15/2027	635	699
2.950%, 03/01/2030	421	428
2.529%, 10/01/2024	830	870
1.050%, 06/01/2025	2,137	2,108
Duke Energy
3.550%, 09/15/2021	76	76
3.150%, 08/15/2027	280	298
2.400%, 08/15/2022	340	348
1.800%, 09/01/2021	843	847
0.900%, 09/15/2025	705	689
Duke Energy Carolinas
4.250%, 12/15/2041	628	715
4.000%, 09/30/2042	1,000	1,101
2.550%, 04/15/2031	318	320

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Florida
3.850%, 11/15/2042	$380	$407
3.200%, 01/15/2027	1,080	1,167
Duke Energy Indiana
4.200%, 03/15/2042	30	33
2.750%, 04/01/2050	280	250
Duke Energy Progress
4.100%, 05/15/2042	425	476
2.800%, 05/15/2022	25	26
2.500%, 08/15/2050	473	402
Enel Finance International
4.625%, 09/14/2025 (C)	1,310	1,483
Entergy
2.400%, 06/15/2031	254	245
1.900%, 06/15/2028	629	614
Entergy Arkansas
2.650%, 06/15/2051	1,216	1,072
Evergy
2.900%, 09/15/2029	418	426
2.450%, 09/15/2024	588	615
Evergy Kansas Central
3.450%, 04/15/2050	528	532
Evergy Metro
5.300%, 10/01/2041	100	124
Evergy Missouri West
8.270%, 11/15/2021	2,700	2,819
Eversource Energy
2.900%, 10/01/2024	1,610	1,717
2.550%, 03/15/2031	473	471
Exelon
5.625%, 06/15/2035	760	956
4.700%, 04/15/2050	528	631
3.950%, 06/15/2025	375	410
FirstEnergy
4.750%, 03/15/2023	340	358
4.400%, 07/15/2027	940	1,010
1.600%, 01/15/2026	180	175
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	4,928
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	35	40
Indiana Michigan Power
4.550%, 03/15/2046	325	381
Interstate Power & Light
3.500%, 09/30/2049	241	237
ITC Holdings
4.050%, 07/01/2023	1,152	1,230
2.700%, 11/15/2022	637	657
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	761
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Edison
4.300%, 01/15/2029 (C)	$704	$776
3.500%, 03/15/2023 (C)	2,775	2,873
MidAmerican Energy
4.800%, 09/15/2043	830	1,011
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	162	175
Mississippi Power
4.250%, 03/15/2042	466	511
3.950%, 03/30/2028	777	856
NextEra Energy Capital Holdings
2.250%, 06/01/2030	515	504
0.650%, 03/01/2023	5,233	5,251
NiSource
5.800%, 02/01/2042	149	187
Northern States Power
3.200%, 04/01/2052	318	316
2.250%, 04/01/2031	476	475
Oncor Electric Delivery
4.550%, 12/01/2041	690	811
2.750%, 05/15/2030	1,065	1,109
Pacific Gas and Electric
4.950%, 07/01/2050	315	324
4.550%, 07/01/2030	227	247
4.500%, 07/01/2040	161	163
4.200%, 06/01/2041	271	269
3.950%, 12/01/2047	518	475
3.500%, 08/01/2050	130	113
3.300%, 12/01/2027	636	664
3.300%, 08/01/2040	84	76
3.150%, 01/01/2026	225	234
2.500%, 02/01/2031	2,463	2,324
2.100%, 08/01/2027	2,223	2,176
1.750%, 06/16/2022	2,555	2,559
PECO Energy
4.150%, 10/01/2044	1,140	1,282
Pennsylvania Electric
3.250%, 03/15/2028 (C)	267	274
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	608
Piedmont Natural Gas
2.500%, 03/15/2031	473	468
PPL Capital Funding
5.000%, 03/15/2044	257	306
4.125%, 04/15/2030	818	919
3.400%, 06/01/2023	91	96
3.100%, 05/15/2026	765	815
Progress Energy
3.150%, 04/01/2022	280	286
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,545	1,702

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 05/01/2050	$699	$642
2.050%, 08/01/2050	129	103
Public Service of Colorado
1.875%, 06/15/2031	721	688
Public Service of New Hampshire
3.500%, 11/01/2023	515	550
Sempra Energy
2.900%, 02/01/2023	480	499
Southern
1.750%, 03/15/2028	470	456
Southern California Edison
4.650%, 10/01/2043	75	84
4.125%, 03/01/2048	778	811
4.050%, 03/15/2042	5	5
3.700%, 08/01/2025	99	108
Southern California Gas
2.550%, 02/01/2030	900	903
Southern Gas Capital
4.400%, 05/30/2047	500	551
1.750%, 01/15/2031	386	355
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,579
Southwestern Public Service
3.750%, 06/15/2049	955	1,009
Tampa Electric
3.450%, 03/15/2051	379	386
2.400%, 03/15/2031	474	471
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	222	238
Virginia Electric & Power
4.650%, 08/15/2043	585	700
2.450%, 12/15/2050	459	391
2.950%, 01/15/2022	330	334
Vistra Operations
4.300%, 07/15/2029 (C)	1,590	1,679
WEC Energy Group
1.375%, 10/15/2027	457	441
0.800%, 03/15/2024	1,901	1,900

		93,839

Total Corporate Obligations (Cost $1,289,883) ($ Thousands)		1,348,320

ASSET-BACKED SECURITIES — 6.8%

Automotive — 0.9%

Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/2022	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	$190	$192
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	172	172
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl A2A
1.100%, 03/20/2023	92	92
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	1,144	1,145
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	1,101	1,102
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/2025	905	907
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	344
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	665	692
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	1,120	1,163
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	2,800	2,856
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	11	11
Chase Auto Credit Linked Notes, Ser 2020- 1, Cl B
0.991%, 01/25/2028 (C)	619	621
Chase Auto Credit Linked Notes, Ser 2020- 2, Cl B
0.840%, 02/25/2028 (C)	1,035	1,036
Chesapeake Funding II, Ser 2017-3A, Cl B
2.570%, 08/15/2029 (C)	205	205
Chesapeake Funding II, Ser 2018-2A, Cl A1
3.230%, 08/15/2030 (C)	427	433
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	794	804
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (C)	2,341	2,352
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (C)	1,455	1,466
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	20	20

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	$8	$8
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	185	186
Enterprise Fleet Financing, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	277	281
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	425	422
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (C)	750	752
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A4
1.870%, 09/15/2022	92	92
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	588	634
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,725	1,840
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	65	65
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	2,077	2,237
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	90	90
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	1,580	1,583
Hertz Vehicle Financing II, Ser 2016-2A, Cl B
3.940%, 03/25/2022 (C)	1,340	1,338
Hyundai Auto Receivables Trust, Ser 2020- B, Cl A2
0.380%, 03/15/2023	1,291	1,292
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	393	397
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	1,100	1,101
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	962	962
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	684	685

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	$647	$648
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	623	624
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	935	980
Tesla Auto Lease Trust, Ser 2021-A, Cl A3
0.560%, 03/20/2025 (C)	372	372
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (C)	375	377
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	1,911	1,897
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	65	66
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	88	89
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (C)	1,050	1,050
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (C)	1,340	1,341

		37,029

Credit Cards — 0.2%
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
0.736%, VAR ICE LIBOR USD 1 Month+0.630%, 02/15/2024	1,463	1,463
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.616%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	872	875
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.686%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	1,215	1,228
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
0.731%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	1,250	1,265
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.876%, VAR ICE LIBOR USD 1 Month+0.770%, 05/14/2029	2,985	3,026

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.706%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	$940	$951
Discover Card Execution Note Trust, Ser 2018-A2, Cl A2
0.436%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	1,200	1,205

		10,013

Financials — 0.0%
Sequoia Infrastructure Funding I Ltd.
1.595%, 04/15/2031 (C)	815	815

Mortgage Related Securities — 0.3%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.159%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	497
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.609%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	230	230
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.084%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	313	309
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
0.964%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	2,599	2,567
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	210	219
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl M1
0.399%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,091	4,064
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.389%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,899
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
0.784%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	381	372
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.829%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	94	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
0.769%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	$94	$94
Option One Mortgage Loan Trust, Ser 2006- 1, Cl 1A1
0.549%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	736	733
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002- AL1, Cl A2
3.450%, 02/25/2032	11	11

		14,088

Other Asset-Backed Securities — 5.4%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.209%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,373	1,390
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	340	344
Antares CLO, Ser 2020-1A, Cl A1
2.113%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/2031 (C)	1,400	1,407
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.153%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	530	530
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,861	1,911
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.490%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2032 (C)	1,405	1,409
Barings CLO, Ser 2017-IA, Cl AR
1.024%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,070	1,070
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.388%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,090
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.218%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,160
BVRT CMO
1.610%, 02/10/2022	1,175	1,175
BVRT Financing Trust
0.000%, 01/10/2033 (G)	795	795
BVRT Financing Trust, Ser 2020, Cl A71
1.900%, 07/10/2032	780	781
CARLYLE US CLO, Ser 2021-1A, Cl A1
1.331%, VAR ICE LIBOR USD 3 Month+1.140%, 04/15/2034 (C)	1,150	1,150

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
4.968%, 11/25/2034	$36	$37
CIT Education Loan Trust, Ser 2007-1, Cl A
0.291%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,090	1,070
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.133%, 03/25/2037	1,575	1,619
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.133%, 03/25/2037	1,430	1,480
College Ave Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (C)	902	891
College Avenue Student Loans, Ser 2017-A, Cl A1
1.759%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	519	529
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	325	342
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	592	609
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.609%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	384	376
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.649%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	265	259
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.909%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	1,627	1,614
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.246%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	321	298
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,303	1,280
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	1,594	1,683
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
1.141%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,149
Educational Funding of the South, Ser 2011- 1, Cl A2
0.868%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	597	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Elmwood CLO II, Ser 2021-2A, Cl AR
0.000%, 04/20/2034 (C)(G)	$1,800	$1,800
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.109%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	374	379
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	213
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	2,102
Ford Credit Floorplan Master Owner Trust A, Ser 2020-1, Cl A1
0.700%, 09/15/2025	808	810
Galaxy XXIX CLO, Ser 2018-29A, Cl A
0.984%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (C)	1,559	1,558
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	563	567
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
1.322%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	3,004
Golub Capital BDC 3 CLO 1, Ser 2021-1A, Cl A
1.711%, VAR ICE LIBOR USD 3 Month+1.600%, 04/15/2033 (C)	900	900
GSAMP Trust, Ser 2003-SEA, Cl A1
0.909%, VAR ICE LIBOR USD 1 Month+0.800%, 02/25/2033	574	549
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.609%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2046	3,300	3,172
GSAMP Trust, Ser 2006-NC1, Cl A3
0.689%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	885	884
Higher Education Funding, Ser 2014-1, Cl A
1.238%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,334	1,341
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (C)	1,240	1,226
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	713	741
Home Partners of America Trust, Ser 2019- 2, Cl A
2.703%, 10/19/2039 (C)	1,687	1,705
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.289%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	90	90

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006- OPT4, Cl 1A1
0.449%, VAR ICE LIBOR USD 1 Month+0.340%, 03/25/2036	$44	$44
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.006%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (C)	3,280	3,286
JFIN CLO, Ser 2017-2A, Cl A1AR
1.394%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	27	27
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	834	915
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,148	1,222
Laurel Road Prime Student Loan Trust, Ser 2020-A, Cl A1FX
0.720%, 11/25/2050 (C)	115	115
LCM XIII, Ser 2019-13A, Cl ARR
1.363%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	1,400	1,400
LCM XXI, Ser 2018-21A, Cl AR
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,126	1,125
LCM XXIV, Ser 2021-24A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (C)	950	950
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.236%, VAR ICE LIBOR USD 1 Month+1.130%, 05/15/2036 (C)	3,500	3,499
Magnetite VII, Ser 2018-7A, Cl A1R2
1.041%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	1,000
Magnetite XXVIII, Ser 2020-28A, Cl A
1.487%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/2031 (C)	1,800	1,802
MF, Ser 2020-FL4, Cl A
1.806%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/2035 (C)	980	987
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,666	1,772
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	247	247
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.728%, 02/26/2029 (B)(C)	930	928
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.706%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	457	465
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.256%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	399	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	$489	$512
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (C)	2,885	2,856
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	237	240
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	154	158
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	867	926
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	1,476	1,516
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	2,132	2,188
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,717	1,795
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	3,732	3,843
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	713	732
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	1,271	1,305
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.006%, VAR ICE LIBOR USD 1
Month+0.900%, 11/15/2068 (C)	836	833
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	124	124
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	748	761
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	902	911
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	2,240	2,248
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	1,789	1,800

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	$208	$207
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	3,305	3,302
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.619%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	2,788	2,767
Navient Student Loan Trust, Ser 2014-3, Cl A
0.729%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,344	2,315
Navient Student Loan Trust, Ser 2014-4, Cl A
0.729%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,597	1,598
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.609%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,317
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.259%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,000	1,018
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.159%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,947
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,406	1,482
Navient Student Loan Trust, Ser 2020-2A, Cl A1A
1.320%, 08/26/2069 (C)	1,612	1,576
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (C)	575	563
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.398%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	583	575
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.378%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	991	979
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.328%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,428	3,381
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.287%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	2,931	2,854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.307%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	$2,895	$2,859
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.367%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	455	439
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.551%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	44	44
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
0.959%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	954
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.059%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	2,155	2,191
Neuberger Berman Loan Advisers CLO 40, Ser 2021-40A, Cl A
1.248%, VAR ICE LIBOR USD 3 Month+1.060%, 04/16/2033 (C)	1,825	1,825
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (C)	1,113	1,118
Octagon Investment Partners 50, Ser 2020- 4A, Cl A1
1.470%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/2033 (C)	1,725	1,728
Octagon Investment Partners XIV, Ser 2021- 1A, Cl AARR
1.060%, VAR ICE LIBOR USD 3 Month+0.950%, 07/15/2029 (C)	3,200	3,199
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	809	841
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.090%, 10/15/2037 (B)	929	898
Parliament Funding II ltd, Ser 2020-1A, Cl A
2.674%, VAR ICE LIBOR USD 3 Month+2.450%, 08/12/2030 (C)	825	828
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.475%, 08/25/2035 (B)(C)	1,248	1,240
RAMP Trust, Ser 2006-RZ3, Cl M1
0.459%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	5,897	5,754
Rockford Tower CLO, Ser 2019-2A, Cl A
1.512%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (C)	3,150	3,155

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	$1,149	$1,230
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	694	738
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.514%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	447	446
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
0.494%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,399	1,378
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.934%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	674	660
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.384%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	2,183	2,185
SLM Student Loan Trust, Ser 2005-4, Cl A4
0.388%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,919
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.378%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,387
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.278%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,941	2,839
SLM Student Loan Trust, Ser 2007-3, Cl A4
0.278%, VAR ICE LIBOR USD 3 Month+0.060%, 01/25/2022	848	819
SLM Student Loan Trust, Ser 2007-7, Cl B
0.968%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	951
SLM Student Loan Trust, Ser 2008-2, Cl A3
0.968%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	803	789
SLM Student Loan Trust, Ser 2008-2, Cl B
1.418%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	611
SLM Student Loan Trust, Ser 2008-3, Cl B
1.418%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	639
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.868%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	632	637
SLM Student Loan Trust, Ser 2008-4, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	677

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.918%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	$108	$109
SLM Student Loan Trust, Ser 2008-5, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	672
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.318%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,161	3,161
SLM Student Loan Trust, Ser 2008-6, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	672
SLM Student Loan Trust, Ser 2008-7, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	681
SLM Student Loan Trust, Ser 2008-8, Cl B
2.468%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	694
SLM Student Loan Trust, Ser 2008-9, Cl A
1.718%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,339	1,349
SLM Student Loan Trust, Ser 2008-9, Cl B
2.468%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	690
SLM Student Loan Trust, Ser 2009-3, Cl A
0.859%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	555	561
SLM Student Loan Trust, Ser 2010-1, Cl A
0.509%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	357	351
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.059%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,825	1,802
SLM Student Loan Trust, Ser 2012-2, Cl A
0.809%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,560	1,512
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.859%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	337	334
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	932	959
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	464	475
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.556%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,490	1,505
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.206%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	483	487

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	$559	$590
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	2,505	2,658
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (C)	1,733	1,736
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,669	1,679
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (C)	4,353	4,369
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	7,127	7,029
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	19	19
SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	24	24
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	627	632
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	1,293	1,330
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	1,206	1,225
SoFi Professional Loan Program, Ser 2016- D, Cl A1
1.059%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	49	49
SoFi Professional Loan Program, Ser 2016- E, Cl A1
0.959%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	79	79
SoFi Professional Loan Program, Ser 2017- A, Cl A1
0.809%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	97	97
SoFi Professional Loan Program, Ser 2017- E, Cl A1
0.609%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	39	39
SoFi Professional Loan Program, Ser 2018- A, Cl A2B
2.950%, 02/25/2042 (C)	391	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
South Carolina Student Loan, Ser 2015-A, Cl A
1.609%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	$951	$960
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	1,355	1,358
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.659%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	463	449
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
0.814%, VAR ICE LIBOR USD 1 Month+0.705%, 07/25/2035	7	7
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.319%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	3,962	3,777
STWD, Ser 2019-FL1, Cl A
1.186%, VAR ICE LIBOR USD 1 Month+1.080%, 07/15/2038 (C)	100	100
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (C)	730	725
Symphony CLO XIX, Ser 2018-19A, Cl A
1.183%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/2031 (C)	1,700	1,700
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.189%, VAR ICE LIBOR USD 3 Month+1.080%, 04/20/2033 (C)	1,140	1,140
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.386%, VAR ICE LIBOR USD 3 Month+1.150%, 01/17/2032 (C)	1,500	1,501
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)	66	66
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	1,270	1,310
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.709%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	785	785
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057 (B)(C)	1,050	1,097
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)	1,254	1,310
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.109%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (C)	1,092	1,101

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)	$590	$604
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (B)(C)	1,709	1,772
TPG Real Estate Finance Issuer, Ser 2018-FL2, Cl A
1.238%, VAR ICE LIBOR USD 1 Month+1.130%, 11/15/2037 (C)	3,967	3,976
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (C)	955	979
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (C)	397	394
United States Small Business
Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	213	223
United States Small Business
Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	373	387
Venture XXV CLO, Ser 2021-25A, Cl BR
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	925	924
Venture XXVI CLO, Ser 2021-26A, Cl BR
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 01/20/2029 (C)	500	500
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	96	98
Wells Fargo Home Equity Asset-Backed
Securities Trust, Ser 2006-2, Cl M2
0.399%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036	6,442	6,247
Zais CLO, Ser 2020-16A, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/2031 (C)	1,525	1,527

		241,873

Total Asset-Backed Securities (Cost $298,740) ($ Thousands)		303,818

SOVEREIGN DEBT — 2.3%

Abu Dhabi Government International Bond
3.875%, 04/16/2050 (C)	2,170	2,356
2.500%, 10/11/2022 (C)	1,010	1,041
2.500%, 04/16/2025 (C)	1,151	1,213
Argentine Republic Government International Bond
1.000%, 07/09/2029	203	73
0.125%, 0.500%, 07/09/2021,
07/09/2030 (F)	1,216	407

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125%, 1.125%, 07/09/2021, 07/09/2035 (F)		$2,557	$764
0.125%, 2.500%, 07/09/2021, 07/09/2041 (F)		1,460	503
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2025	BRL	20,585	3,849
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		3,994	745
10.000%, 01/01/2027		2,571	478
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,161
5.000%, 01/27/2045		3,400	3,219
4.625%, 01/13/2028 (D)		2,890	3,052
2.625%, 01/05/2023		200	206
China Government Bond
3.390%, 05/21/2025	CNY	2,000	313
3.310%, 11/30/2025		11,500	1,795
Colombia Government International Bond
5.625%, 02/26/2044		$660	748
5.000%, 06/15/2045		830	882
3.875%, 02/15/2061		1,040	931
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	427
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	371
Indonesia Government International Bond
5.875%, 01/15/2024 (C)		840	950
5.250%, 01/08/2047 (C)		400	483
5.125%, 01/15/2045 (C)		400	474
4.350%, 01/11/2048		460	499
3.850%, 07/18/2027 (C)		800	877
3.750%, 04/25/2022 (C)		740	763
3.700%, 10/30/2049		1,550	1,574
3.500%, 01/11/2028		400	429
Israel Government International Bond
3.375%, 01/15/2050		280	283
2.750%, 07/03/2030		470	492
Italy Buoni Poliennali Del Tesoro
2.300%, 10/15/2021	EUR	12,390	14,775
Japan Bank for International Cooperation
1.750%, 10/17/2024		$950	987
Kenya Government International Bond
7.250%, 02/28/2028 (C)		200	210
6.875%, 06/24/2024		200	220
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		930	1,026
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,448
4.750%, 03/08/2044		10,498	11,024
4.600%, 02/10/2048		337	343
4.500%, 04/22/2029		1,445	1,601
4.350%, 01/15/2047		400	395

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.750%, 01/11/2028		$390	$417
3.600%, 01/30/2025		3,300	3,586
2.659%, 05/24/2031		2,504	2,360
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		240	244
6.500%, 11/28/2027 (C)		220	227
Panama Government International Bond
4.500%, 04/01/2056		540	589
2.252%, 09/29/2032		620	589
Paraguay Government International Bond
5.400%, 03/30/2050 (C)		664	748
2.739%, 01/29/2033 (C)		477	458
Peruvian Government International Bond
5.625%, 11/18/2050		600	791
3.300%, 03/11/2041		821	796
2.783%, 01/23/2031		2,292	2,290
2.392%, 01/23/2026		657	675
Province of Quebec Canada
2.625%, 02/13/2023		620	647
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)(H)		230	88
7.875%, 06/15/2027 (C)(H)		250	95
6.500%, 02/15/2023 (C)(H)		300	110
Qatar Government International Bond
4.817%, 03/14/2049 (C)		1,640	2,007
4.000%, 03/14/2029 (C)		880	999
3.875%, 04/23/2023		430	458
3.250%, 06/02/2026		200	217
Republic of Poland Government
International Bond
5.000%, 03/23/2022		100	104
4.000%, 01/22/2024		1,327	1,453
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	4,481
7.700%, 03/16/2039		162,070	2,281
7.650%, 04/10/2030		63,630	883
7.250%, 05/10/2034		24,200	327
7.000%, 01/25/2023		34,160	463
7.000%, 08/16/2023		231,430	3,144
6.900%, 05/23/2029		452,100	5,978
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$458	529
5.625%, 04/04/2042		2,000	2,449
4.875%, 09/16/2023		200	218
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)		360	374

Total Sovereign Debt (Cost $104,840) ($ Thousands)			104,462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 1.5%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 07/10/2026	$1,264	$1,260
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 07/31/2024	568	558
AMWINS Group Inc.
3.000%, 02/19/2028	450	446
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.615%, VAR LIBOR+2.500%, 10/01/2026 (I)	894	889
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
1.865%, 01/15/2027	134	132
1.865%, VAR LIBOR+1.750%, 03/11/2025	274	270
AsplundhTree Expert, LLC
1.853%, 09/07/2027 (I)	419	418
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%,
11/03/2024	569	567
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%,
12/23/2026 (I)	333	331
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 07/31/2027	380	377
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.453%, VAR LIBOR+4.250%,
02/11/2026	1,715	1,716
Atlantic Aviation FBO, Term Loan B, 1st Lien
3.870%, 12/06/2025	157	157
Avolon TLB Borro
2.611%, 12/01/2027	280	280
B.C. Unlimited Liability Company
1.865%, VAR LIBOR+1.750%, 11/19/2026	1,458	1,430
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 06/02/2025	721	718
Bausch Health Companies Inc., Term Loan, 1st Lien
2.865%, 11/27/2025	394	391
Berry Global, Inc.
1.898%, 07/01/2026	671	665
BJ’s Wholesale Club, Term Loan B, 1st Lien
2.106%, VAR LIBOR+2.000%, 02/03/2024	124	124

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
2.625%, 08/15/2025	$156	$155
Brookfeild WEC Holdings
3.250%, 08/01/2025	229	227
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 12/23/2024	937	922
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 07/21/2025	618	619
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	1,397	1,396
Charter Communications Operating Llc Lien1
1.870%, 04/30/2025 (I)	1,060	1,057
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.870%, VAR LIBOR+1.750%, 02/01/2027	160	159
Citadel Securities, LP, Term Loan, 1st Lien
2.615%, 02/02/2028	691	683
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/2024	715	705
Clarios Global
3.350%, 04/30/2026	397	393
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 04/30/2026	659	652
CSC Holdings, LLC
2.606%, VAR LIBOR+2.500%, 04/15/2027	218	215
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 10/16/2026	1,351	1,348
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	975	975
Dell International, LLC
2.000%, 09/19/2025	561	560
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/01/2027	250	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (I)	$239	$237
Energizer Holdings
2.750%, 12/22/2027	210	209
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.609%, VAR LIBOR+2.500%, 11/18/2024	25	24
EyeCare Partners, LLC, Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 02/18/2027	308	305
First Eagle Holdings, Term Loan
2.754%, 02/01/2027	264	261
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.115%, VAR LIBOR+2.000%, 07/03/2024	601	594
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/2024	50	49
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.115%, 11/30/2023	600	598
Froneri International Limited, Facility B1, Term Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 01/29/2027	437	430
Garda World Security Corp
4.360%, 10/30/2026	268	268
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.254%, VAR LIBOR+2.000%, 12/30/2026	1,392	1,387
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025	108	108
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	724	721
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
1.865%, 02/15/2024 (B)	319	317
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023 (I)	171	168
Great Outdoors Group, LLC, Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 03/06/2028	310	310

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited,
Dollar Tranche B Term Loan, 1st Lien
2.081%, VAR LIBOR+2.000%, 11/15/2027	$1,368	$1,352
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 1st Lien
4.000%, VAR LIBOR+3.000%, 10/19/2027	798	797
HCA Inc., Tranche B-12, Term Loan
1.865%, 03/13/2025	241	240
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.859%, VAR LIBOR+1.750%, 06/22/2026	1,348	1,335
Horizon Therapeudics
2.500%, 03/15/2028 (I)	1,040	1,036
Hudson River, Term Loan, 1st Lien
0.141%, 03/20/2028	450	445
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 05/01/2026	895	883
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/2026	490	488
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 01/26/2028	530	524
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 03/01/2027	1,162	1,146
McAfee, LLC, Term B USD Loan
3.865%, VAR LIBOR+3.750%, 09/30/2024	1,181	1,180
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/01/2027	653	651
Micro Focus, MA FinanceCo
2.865%, 06/21/2024 (B)	11	11
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027 (I)	1,360	1,353
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023 (I)	640	636

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 09/18/2026	$1,454	$1,442
Numericable U.S. LLC, Term Loan B, 1st Lien
3.794%, 01/31/2026	214	212
Option Care Health, Inc., Term B Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 08/06/2026	535	532
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 02/05/2023 (I)	310	309
Parexel International Corporation, Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 09/27/2024 (I)	610	602
PCI Gaming Authority, Term B Facility Loan
2.615%, 05/29/2026	465	462
Peraton Corp., Delayed Draw Term Loan B, 1st Lien
4.500%, 02/01/2028 (I)	746	745
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	424	424
Petco Health and Wellness Company, Inc.,
Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/03/2028 (I)	650	647
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.361%, VAR LIBOR+3.250%, 03/05/2026	1,308	1,293
PPD Inc.
2.750%, 01/13/2028 (I)	1,160	1,153
Prime Security Services Borrower, LLC,
2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 09/23/2026	970	966
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 02/15/2028 (I)	645	639
Realogy Group LLC (fka Realogy Corporation), Extended 2025 Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 02/08/2025	26	26
Realpage Inc.
0.000%, 02/18/2028 (I)	1,050	1,045

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 11/16/2025	$1,128	$1,125
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 02/04/2027	1,212	1,205
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 08/14/2024	1,434	1,406
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.500%, 06/21/2024	77	77
Sotera Health Holdings LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026	1,230	1,225
Station Casinos LLC, Term B-1 Facility Term Loan, 1st Lien
2.500%, 02/08/2027	680	669
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.609%, VAR LIBOR+3.500%, 12/17/2026	683	676
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	1,201	1,172
TKC Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/2023	3	3
Trans Union LLC, 2019 Replacement Term
B-5 Loan, 1st Lien
1.865%, 11/16/2026 (I)	643	639
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.365%, 12/09/2025	60	59
Triton Water Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 03/31/2028 (I)	820	816
UFC Holdings, Term Loan, 1st Lien
3.750%, 04/29/2026	986	981
Univision Communications Inc., 2020
Replacement First-Lien Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 03/15/2026	1,059	1,057
US Foods, Inc. (aka U.S. Foodservice, Inc.),
Initial Term Loan, 1st Lien
1.865%, 06/27/2023 (B)	327	323

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
US Foods, Inc., Term Loan
4.365%, 09/13/2026	$87	$85
Verscend Holding Corp
0.000%, (I)	410	410
Verscend Holding Corp., Term B Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 08/27/2025 (I)	328	328
VFH Parent LLC, Initial Term Loan, 1st Lien
3.110%, VAR LIBOR+3.000%, 03/01/2026 (I)	117	117
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.861%, VAR LIBOR+1.750%, 12/20/2024	1,065	1,052
Virgin Media Bristol LLC, N Facility, 1st Lien
2.511%, VAR LIBOR+2.500%, 01/31/2028 (I)	1,377	1,363
Western Digital Corporation, Term Loan B-4
1.865%, VAR LIBOR+1.750%, 04/29/2023	238	238
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.856%, VAR LIBOR+2.750%, 07/31/2026	10	10
Wynn Resorts, Term Loan, 1st Lien
1.870%, 09/20/2024	1,350	1,303
XPO Logistics, Inc., Term Loan B, 1st Lien
1.859%, 02/24/2025 (B)	550	546
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 03/09/2027 (I)	630	624

Total Loan Participations (Cost $67,504) ($ Thousands)		67,113

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB DN
0.075%, 04/28/2021 (A)	11,885	11,885
FNMA
0.500%, 06/17/2025	4,215	4,173
Resolution Funding Interest
1.319%, 01/15/2030 (A)	905	763
Resolution Funding Principal
1.355%, 01/15/2030 (A)	910	767
1.304%, 04/15/2030 (A)	1,165	975

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority 0.750%, 05/15/2025	$1,055	$1,053

Total U.S. Government Agency Obligations (Cost $19,789) ($ Thousands)		19,616

MUNICIPAL BONDS — 0.4%
California — 0.1%
Los Angeles, Community College District, GO
6.750%, 08/01/2049	353	579
University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	2,435	2,430

		3,009

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,075	1,495

Massachusetts — 0.0%
Massachusetts, Ser C, GO
Callable 03/01/2030 @ 100
3.000%, 03/01/2049	635	665

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,090

New York — 0.2%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	260	322
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	622
New York City, Ser D, GO
1.823%, 08/01/2030	610	573
New York City, Transitional Finance
Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
Callable 08/01/2030 @ 100
2.000%, 08/01/2035	1,000	921
New York City, Transitional Finance
Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
Callable 11/01/2030 @ 100
2.400%, 11/01/2032	610	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance
Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	$275	$359
New York City, Water & Sewer System, Ser GG, RB
Callable 06/15/2030 @ 100
4.000%, 06/15/2050	560	649
New York City, Water & Sewer System, Sub-Ser, RB
Callable 12/15/2030 @ 100
4.000%, 06/15/2050	90	105
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	1,019
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100
4.000%, 03/15/2043	1,100	1,253

		6,428

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	556

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	1,002
University of Texas, Ser B, RB
Callable 02/15/2049 @ 100
2.439%, 08/15/2049	295	271

		1,273

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100
2.256%, 09/01/2050	725	635

Total Municipal Bonds (Cost $14,027) ($ Thousands)		15,151

	Shares

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P.
0.020% **†(J)	88,022,939	88,058

Total Affiliated Partnership (Cost $88,029) ($ Thousands)		88,058

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 6.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	303,630,851	$303,631

Total Cash Equivalent (Cost $303,631) ($ Thousands)		303,631

Total Investments in Securities — 114.9% (Cost $5,120,032) ($ Thousands)		$5,141,823

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (K) (Cost $510) ($ Thousands)	1,989	$271

Description	Contracts	Market Value ($Thousands)
PURCHASED SWAPTION** — 0.0%
Total Purchased Swaption (L) (Cost $154) ($ Thousands)	5,220,000	$365

WRITTEN OPTIONS* — (0.0)%
Total Written Options (K) (Premiums Received $769) ($ Thousands)	(1,686)	$(383)

WRITTEN SWAPTIONS* — (0.0)%
Total Written Swaptions (L) (Premiums Received $105) ($ Thousands)	(7,912,000)	$(115)

A list of the exchange traded option contracts held by the Fund at March 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2022, IMM Eurodollar Future Option*	850	$82	$99.63	3/19/2022	$85

Call Options
May 2021, U.S. 10 Year Future Option*	314	133	132.50	4/17/2021	54
May 2021, U.S. 5 Year Future Option*	316	82	124.00	4/17/2021	37
May 2021, U.S. 5 Year Future Option*	316	47	124.25	4/17/2021	20
May 2021, U.S. Bond Future Option*	193	167	158.00	4/17/2021	75

		429			186

Total Purchased Options		$510			$271

WRITTEN OPTIONS —(0.0)%

Put Options
March 2022, IMM Eurodollar Future Option*	(670)	$(34)	99.38	03/19/22	$(38)
March 2022, IMM Eurodollar Future Option*	(23)	(5)	99.75	03/19/22	(3)

		(39)			(41)

Call Options
June 2021, U.S. 10 Year Future Option*	(157)	(149)	132.00	05/22/21	(86)
June 2021, U.S. 10 Year Future Option*	(168)	(75)	134.00	05/22/21	(24)
May 2021, U.S. 10 Year Future Option*	(161)	(108)	134.00	04/17/21	(8)
June 2021, U.S. 5 Year Future Option*	(316)	(127)	124.00	05/22/21	(79)
June 2021, U.S. Bond Future Option*	(118)	(226)	157.00	05/22/21	(142)
May 2021, U.S. Bond Future Option*	(73)	(45)	164.00	04/17/21	(3)

		(730)			(342)

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Total Written Options		$(769)			$(383)

Description	Counterparty	Number of Contracts/ Notional Amount††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.0%

Put Swaptions
Swaption 30 Year*	Bank of America Merill Lynch	$5,220,000	$2.75	01/20/2024	$365

WRITTEN SWAPTIONS — (0.0)%

Call Swaptions
Swaption*	Bank of America Merill Lynch	$(1,437,000)	$1.75	06/19/2021	$(5)
Swaption*	Bank of America Merill Lynch	(356,000)	$1.75	06/19/2021	(1)
Swaption*	Bank of America Merill Lynch	(683,000)	$1.75	06/19/2021	(2)
Swaption*	Bank of America Merill Lynch	(740,000)	$1.80	06/19/2021	(4)
Swaption*	Bank of America Merill Lynch	(740,000)	$1.80	06/19/2021	(4)

Put Swaptions
Swaption*	Bank of America Merill Lynch	(1,437,000)	$2.25	06/19/2021	(39)
Swaption*	Bank of America Merill Lynch	(356,000)	$2.25	06/19/2021	(9)
Swaption*	Bank of America Merill Lynch	(683,000)	$2.25	06/19/2021	(19)
Swaption*	Bank of America Merill Lynch	(740,000)	$2.30	06/19/2021	(16)
Swaption*	Bank of America Merill Lynch	(740,000)	$2.30	06/19/2021	(16)

Total Written Swaptions		$(7,912,000)			$(115)

†† Represents cost.

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(2,083)	Jun-2021	$(519,830)	$(519,838)	$(8)
90-Day Euro$	(1,522)	Dec-2021	(378,889)	(379,492)	(603)
90-Day Euro$	1,630	Dec-2023	403,373	402,590	(783)
Euro-Bund	(276)	Jun-2021	(57,174)	(55,560)	(180)
Euro-Buxl	(5)	Jun-2021	(1,263)	(1,211)	17
Euro-OAT	76	Jun-2021	14,829	14,466	5
U.S. 2-Year Treasury Note	185	Jul-2021	40,867	40,834	(33)
U.S. 2-Year Treasury Note	(486)	Jul-2021	(107,384)	(107,273)	111
U.S. 5-Year Treasury Note	3,755	Jul-2021	469,053	463,361	(5,692)
U.S. 10-Year Treasury Note	528	Jun-2021	70,881	69,135	(1,746)
U.S. 10-Year Treasury Note	(560)	Jun-2021	(75,005)	(73,325)	1,680
U.S. Long Treasury Bond	457	Jun-2021	74,203	70,649	(3,554)
U.S. Long Treasury Bond	(334)	Jun-2021	(53,517)	(51,634)	1,883
U.S. Ultra Long Treasury Bond	590	Jun-2021	111,627	106,919	(4,708)
Ultra 10-Year U.S. Treasury Note	(504)	Jun-2021	(75,077)	(72,418)	2,659

			$(83,306)	$(92,797)	$(10,952)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

BNP Paribas	04/19/21	EUR	18,240	USD	22,277	$832

Citigroup	04/19/21	USD	2,379	GBP	1,753	39

Citigroup	04/19/21	USD	3,148	EUR	2,600	(91)

Citigroup	04/19/21	USD	3,179	BRL	16,979	(173)

Citigroup	04/19/21	USD	8,091	RUB	607,800	(63)

Citigroup	04/19/21	USD	14,535	JPY	1,498,110	(973)

Citigroup	04/19/21	USD	14,574	AUD	18,672	(353)

Citigroup	04/19/21	CNH	14,971	USD	2,302	24

Citigroup	04/19/21	USD	15,411	IDR	216,529,634	(546)

Citigroup	04/19/21	USD	26,800	CAD	33,952	217

Citigroup	04/19/21	USD	11,305	CAD	14,118	(71)

Citigroup	04/19/21	COP	5,189,635	USD	1,501	88

Goldman Sachs	04/19/21	USD	1,048	BRL	5,680	(43)

Goldman Sachs	04/19/21	USD	3,889	RUB	291,022	(45)
Goldman Sachs	04/19/21	EUR	16,648	USD	20,426	854

						$(304)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021, is as follows:

		Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	USD LIBOR BBA	Semi-Annual	06/15/2022	USD	40,784	$(11)	$–	$(11)
1.10%	USD-LIBOR-BBA	Semi-Annual	12/18/2025	USD	61,056	(569)	–	(569)
USD FEDL01	0.26%	Annual	05/15/2027	USD	37,002	1,872	(111)	1,983
1.35%	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	40,028	333	221	112
0.56%	USD-SOFRRATE	Annual	07/20/2045	USD	8,660	2,369	108	2,261
USD-SOFRRATE	0.74%	Annual	08/19/2045	USD	5,670	1,352	–	1,352
1.2%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	2,162	458	12	446
1.225%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	1,086	224	1	223
USD-LIBOR-BBA	1.6%	Quarterly	02/15/2047	USD	2,748	354	15	339
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	12,509	3,164	148	3,016
2.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	7,258	367	(5)	372
0.90%	USD LIBOR BBA	Quarterly	03/17/2050	USD	3,996	1,194	5	1,189
1.2%	USD LIBOR BBA	Quarterly	10/07/2050	USD	5,663	1,329	28	1,301
2.00%	USD-LIBOR-BBA	Quarterly	06/03/2051	USD	494	28	5	23
2.05%	USD-LIBOR-BBA	Quarterly	06/07/2051	USD	1,480	67	–	67

						$12,531	$427	$12,104

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2025	(13,261)	$264	$115	$149
CDX.NA.IG.36	Sell	5.00%	Quarterly	06/20/2026	(25,030)	2,234	2,129	105
TEMPORARY NAME	Sell	1.00%	Quarterly	06/20/2026	(101,726)	2,346	2,217	129

						$4,844	$4,461	$383

Percentages are based on Net Assets of $4,474,703 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $588,160 ($ Thousands), representing 13.1% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 10). The total market value of securities on loan at March 31, 2021 was $86,550 ($ Thousands).

(E)	Perpetual security with no stated maturity date.

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	No interest rate available.

(H)	Security is in default on interest payment.

(I)	Unsettled bank loan. Interest rate may not be available.

(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $88,058 ($ Thousands).

(K)	Refer to table below for details on Options Contracts.

(L)	Refer to table below for details on Swaption Contracts.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Offshore

COP — Colombian Peso

DAC — Designated Activity Company

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

FRESB — Freddie Mac Small Balance Mortgage Trust

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PO — Principal Only

Pty — Proprietary

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Core Fixed Income Fund   (Concluded)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,534,297	–	1,534,297
U.S. Treasury Obligations	–	1,357,357	–	1,357,357
Corporate Obligations	–	1,348,320	–	1,348,320
Asset-Backed Securities	–	303,818	–	303,818
Sovereign Debt	–	104,462	–	104,462
Loan Participations	–	67,113	–	67,113
U.S. Government Agency Obligations	–	19,616	–	19,616
Municipal Bonds	–	15,151	–	15,151
Affiliated Partnership	–	88,058	–	88,058
Cash Equivalent	303,631	–	–	303,631

Total Investments in Securities	303,631	4,838,192	–	5,141,823

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	271	–	–	271
Written Options	(383)	–	–	(383)
Purchased Swaptions	–	365	–	365
Written Swaptions	–	(115)	–	(115)
Futures Contracts*
Unrealized Appreciation	6,355	–	–	6,355
Unrealized Depreciation	(17,307)	–	–	(17,307)
Forwards Contracts*
Unrealized Appreciation	–	2,054	–	2,054
Unrealized Depreciation	–	(2,358)	–	(2,358)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	12,684	–	12,684
Unrealized Depreciation	–	(580)	–	(580)
Credit Default Swaps*
Unrealized Appreciation	–	383	–	383

Total Other Financial Instruments	(11,064)	12,433	–	1,369

* Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$7,459	$632,665	$(552,153)	$93	$(6)	$88,058	88,022,939	$21	$—
SEI Daily Income Trust, Government Fund, Cl F	185,394	2,347,887	(2,229,650)	—	—	303,631	303,630,851	10	—

Totals	$192,853	$2,980,552	$(2,781,803)	$93	$(6)	$391,689		$31	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 72.6%

Communication Services — 9.1%
Altice Financing
7.500%, 05/15/2026 (A)	$315	$329
5.000%, 01/15/2028 (A)	4,050	4,004
Altice France
8.125%, 02/01/2027 (A)	1,346	1,475
7.375%, 05/01/2026 (A)	3,221	3,350
Altice France Holding
10.500%, 05/15/2027 (A)	490	552
6.000%, 02/15/2028 (A)	1,756	1,730
AMC Entertainment Holdings
12.000%cash/0.000% PIK, 06/15/2026 (A)	621	505
10.500%, 04/24/2026 (A)	38	40
6.125%, 05/15/2027	420	256
5.750%, 06/15/2025	230	147
ANGI Group
3.875%, 08/15/2028 (A)	1,980	1,980
Belo
7.250%, 09/15/2027	250	291
CB Escrow
8.000%, 10/15/2025 (A)	105	112
CCO Holdings
5.875%, 05/01/2027 (A)	280	289
5.750%, 02/15/2026 (A)	1,044	1,077
5.500%, 05/01/2026 (A)	556	573
5.375%, 06/01/2029 (A)	625	670
5.125%, 05/01/2027 (A)	3,257	3,444
5.000%, 02/01/2028 (A)	735	777
4.750%, 03/01/2030 (A)	300	311
4.500%, 08/15/2030 (A)	459	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 02/01/2031 (A)	$3,609	$3,617
Cincinnati Bell
7.000%, 07/15/2024 (A)	305	315
Cinemark USA
8.750%, 05/01/2025 (A)	115	126
Clear Channel International BV
6.625%, 08/01/2025 (A)	1,439	1,504
Clear Channel Outdoor Holdings Inc
7.750%, 04/15/2028 (A)	3,234	3,206
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	1,250	1,300
5.125%, 08/15/2027 (A)	1,820	1,832
Connect Finco SARL
6.750%, 10/01/2026 (A)	1,170	1,246
Consolidated Communications
6.500%, 10/01/2028 (A)	3,823	4,129
5.000%, 10/01/2028 (A)	471	475
Digicel Holdings Bermuda
8.750%, 05/25/2024 (A)	826	852
DISH DBS
7.750%, 07/01/2026	2,353	2,592
7.375%, 07/01/2028	2,145	2,250
5.875%, 07/15/2022	45	47
5.875%, 11/15/2024	3,112	3,257
5.000%, 03/15/2023	1,072	1,118
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,845	1,893
Entercom Media
6.500%, 05/01/2027 (A)	237	245
Front Range BidCo
6.125%, 03/01/2028 (A)	571	587
4.000%, 03/01/2027 (A)	1,141	1,123
Frontier Communications
11.000%, 09/15/2025 (B)	905	619
10.500%, 09/15/2022 (B)	1,035	708
6.875%, 01/15/2025 (B)	1,435	929
6.750%, 05/01/2029 (A)	457	482
5.875%, 10/15/2027 (A)	206	218
5.000%, 05/01/2028 (A)	1,073	1,092
Gray Television
4.750%, 10/15/2030 (A)	581	576
iHeartCommunications (C)
8.375%, 05/01/2027	4,143	4,449
6.375%, 05/01/2026	94	100
5.250%, 08/15/2027 (A)	1,088	1,119
4.750%, 01/15/2028 (A)	842	848
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	2,202	1,360
8.500%, 10/15/2024 (A)(B)	1,695	1,063
5.500%, 08/01/2023 (B)	268	164
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	635	25

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamar Media
4.875%, 01/15/2029	$115	$120
4.000%, 02/15/2030	565	563
Level 3 Financing
5.375%, 05/01/2025	760	776
4.625%, 09/15/2027 (A)	764	786
4.250%, 07/01/2028 (A)	540	546
3.625%, 01/15/2029 (A)	2,124	2,058
Live Nation Entertainment
6.500%, 05/15/2027 (A)	236	262
5.625%, 03/15/2026 (A)	264	274
4.875%, 11/01/2024 (A)	1,782	1,814
4.750%, 10/15/2027 (A)	459	463
3.750%, 01/15/2028 (A)	55	54
Lumen Technologies
7.500%, 04/01/2024	1,275	1,429
6.875%, 01/15/2028	395	440
5.125%, 12/15/2026 (A)	2,625	2,765
4.500%, 01/15/2029 (A)	1,040	1,014
4.000%, 02/15/2027 (A)	593	606
Meredith
6.875%, 02/01/2026	419	430
6.500%, 07/01/2025 (A)	55	59
Midcontinent Communications
5.375%, 08/15/2027 (A)	582	605
Netflix
5.875%, 11/15/2028	470	569
5.375%, 11/15/2029 (A)	205	242
4.875%, 04/15/2028	1,273	1,447
4.875%, 06/15/2030 (A)	666	767
Nexstar (Escrow Security)
5.625%, 07/15/2027 (A)	4,838	5,086
Nexstar Broadcasting
4.750%, 11/01/2028 (A)	644	651
Outfront Media Capital
6.250%, 06/15/2025 (A)	554	586
5.000%, 08/15/2027 (A)	465	470
4.250%, 01/15/2029 (A)	1,980	1,906
Sable International Finance
5.750%, 09/07/2027 (A)	946	997
Salem Media Group
6.750%, 06/01/2024 (A)	3,640	3,585
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	680	700
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	81	81
3.875%, 01/15/2029 (A)	605	594
Sinclair Television Group
5.125%, 02/15/2027 (A)	1,337	1,305
4.125%, 12/01/2030 (A)	3,370	3,244
Sirius XM Radio
5.500%, 07/01/2029 (A)	869	940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 08/01/2027 (A)	$1,106	$1,160
4.625%, 07/15/2024 (A)	340	350
4.125%, 07/01/2030 (A)	1,323	1,325
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(D)	605	607
5.125%, 09/19/2027	527	558
Sprint
7.875%, 09/15/2023	1,276	1,458
7.625%, 02/15/2025	4,366	5,189
7.625%, 03/01/2026	1,490	1,825
Sprint Capital
8.750%, 03/15/2032	1,403	2,075
TEGNA
4.625%, 03/15/2028	1,609	1,637
Telecom Italia Capital
6.000%, 09/30/2034	285	323
Telesat Canada
6.500%, 10/15/2027 (A)	4,447	4,455
4.875%, 06/01/2027 (A)	1,120	1,120
T-Mobile USA
4.750%, 02/01/2028	964	1,030
3.500%, 04/15/2025 (A)	96	104
3.500%, 04/15/2031	930	938
3.375%, 04/15/2029	905	914
2.250%, 02/15/2026	111	112
Trilogy International Partners
8.875%, 05/01/2022 (A)	980	951
Trilogy Private Notes
10.000%, 01/31/2024 (E)(F)	32	32
United States Cellular
6.700%, 12/15/2033	1,289	1,561
Urban One
7.375%, 02/01/2028 (A)	5,230	5,415
Windstream Escrow
7.750%, 08/15/2028 (A)	1,355	1,377
WMG Acquisition
3.000%, 02/15/2031 (A)	275	261

		140,857

Consumer Discretionary — 14.1%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	561	564
4.000%, 10/15/2030 (A)	1,559	1,504
3.500%, 02/15/2029 (A)	93	91
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	915	1,011
Academy
6.000%, 11/15/2027 (A)	1,028	1,082
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(F)	150	1
9.500%, 02/15/2004 (B)(F)	25	–

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.875%, 01/15/2009 (B)(F)	$225	$–
Adient Global Holdings
4.875%, 08/15/2026 (A)	525	539
Adient US
9.000%, 04/15/2025 (A)	144	160
7.000%, 05/15/2026 (A)	5	5
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,710	1,688
Allied Universal Holdco
9.750%, 07/15/2027 (A)	674	740
6.625%, 07/15/2026	856	908
American Axle & Manufacturing
6.875%, 07/01/2028	158	166
6.500%, 04/01/2027	375	389
6.250%, 04/01/2025	410	422
6.250%, 03/15/2026	600	615
American Greetings
8.750%, 04/15/2025 (A)	3,210	3,306
Aramark Services
5.000%, 02/01/2028 (A)	277	287
Asbury Automotive Group
4.750%, 03/01/2030	49	50
4.500%, 03/01/2028	2,031	2,078
Ashtead Capital
4.125%, 08/15/2025 (A)	375	385
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,069	3,268
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(F)(G)	2,750	–
Bally’s
6.750%, 06/01/2027 (A)	1,240	1,330
BCPE Ulysses Intermediate
7.750%cash/0.750% PIK, 04/01/2027 (A)	1,091	1,132
Boyd Gaming
8.625%, 06/01/2025 (A)	461	513
6.000%, 08/15/2026	300	312
Boyne USA
7.250%, 05/01/2025 (A)	230	239
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	712
Cablevision Systems
5.875%, 09/15/2022	92	97
Caesars Entertainment
6.250%, 07/01/2025 (A)	2,119	2,254
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,640	1,654
Carnival
11.500%, 04/01/2023 (A)	872	1,000
10.500%, 02/01/2026 (A)	836	985
9.875%, 08/01/2027 (A)	180	212
5.750%, 03/01/2027 (A)	3,836	3,943

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CBS Radio
7.250%, 11/01/2024 (A)	$315	$326
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	257	276
Cedar Fair
5.500%, 05/01/2025 (A)	180	189
5.375%, 06/01/2024	1,207	1,221
5.250%, 07/15/2029	65	67
Cengage Learning
9.500%, 06/15/2024 (A)	3,565	3,632
Century Communities
6.750%, 06/01/2027	444	472
5.875%, 07/15/2025	1,061	1,098
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,326	1,341
Claire’s Stores
9.000%, 03/15/2019 (B)	815	–
Clarios Global
6.750%, 05/15/2025 (A)	1,378	1,474
Constellation
8.500%, 09/15/2025 (A)	485	457
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	320	365
5.625%, 11/15/2026 (A)	885	748
CSC Holdings
7.500%, 04/01/2028 (A)	1,220	1,345
6.500%, 02/01/2029 (A)	1,010	1,116
5.750%, 01/15/2030 (A)	2,655	2,796
4.625%, 12/01/2030 (A)	2,093	2,059
4.125%, 12/01/2030 (A)	1,790	1,778
3.375%, 02/15/2031 (A)	327	308
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	2,590	2,639
Dana
5.625%, 06/15/2028	1,196	1,280
5.375%, 11/15/2027	539	566
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	757
Diamond Sports Group
6.625%, 08/15/2027 (A)	2,773	1,456
5.375%, 08/15/2026 (A)	7,358	5,296
eG Global Finance
8.500%, 10/30/2025 (A)	520	551
6.750%, 02/07/2025 (A)	2,375	2,428
Entercom Media
6.750%, 03/31/2029 (A)	2,269	2,358
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)	3,108	–
Ford Motor
9.625%, 04/22/2030	157	219
9.000%, 04/22/2025	1,567	1,898
8.500%, 04/21/2023	2,094	2,335

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
5.584%, 03/18/2024	$65	$70
5.125%, 06/16/2025	130	140
5.113%, 05/03/2029	1,855	1,988
4.687%, 06/09/2025	655	695
4.542%, 08/01/2026	730	772
4.271%, 01/09/2027	310	322
4.134%, 08/04/2025	250	261
4.125%, 08/17/2027	1,315	1,358
4.063%, 11/01/2024	984	1,029
4.000%, 11/13/2030	1,497	1,485
3.815%, 11/02/2027	745	753
3.813%, 10/12/2021	1,125	1,137
3.810%, 01/09/2024	123	127
3.470%, 04/05/2021	915	915
3.350%, 11/01/2022	160	163
3.096%, 05/04/2023	271	275
3.087%, 01/09/2023	34	35
2.979%, 08/03/2022	995	1,010
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	575	572
Ford Motor Credit MTN
4.389%, 01/08/2026	740	778
Gap
8.875%, 05/15/2027 (A)	85	99
GCI
4.750%, 10/15/2028 (A)	314	321
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,102	1,148
Getty Images
9.750%, 03/01/2027 (A)	1,325	1,411
G-III Apparel Group
7.875%, 08/15/2025 (A)	990	1,077
Goodyear Tire & Rubber
5.250%, 04/30/2031	180	180
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,020	1,061
Hanesbrands
4.625%, 05/15/2024 (A)	2,293	2,433
Hertz
7.625%, 06/01/2022 (A)(B)	172	185
7.125%, 08/01/2026 (A)(B)	465	464
6.000%, 01/15/2028 (A)(B)	540	541
5.500%, 10/15/2024 (A)(B)	559	555
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	265
5.375%, 05/01/2025 (A)	74	78
3.750%, 05/01/2029 (A)	97	96
3.625%, 02/15/2032 (A)	1,074	1,042
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,550	2,728

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inn Of The Mountain Gods Resort & Casino
9.250%, 11/30/2023 (F)	$2,182	$2,149
International Game Technology
6.250%, 01/15/2027 (A)	2,800	3,102
4.125%, 04/15/2026 (A)	200	206
IRB Holding Corp.
7.000%, 06/15/2025 (A)	125	135
6.750%, 02/15/2026 (A)	1,773	1,835
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	278
L Brands
9.375%, 07/01/2025 (A)	78	97
7.500%, 06/15/2029	271	308
6.875%, 07/01/2025 (A)	252	280
6.875%, 11/01/2035	37	44
6.750%, 07/01/2036	1,040	1,227
6.625%, 10/01/2030 (A)	1,099	1,245
LBM Acquisition
6.250%, 01/15/2029 (A)	1,106	1,139
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,999	2,131
Liberty Interactive
8.250%, 02/01/2030	3,457	3,924
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	1,375	1,419
5.500%, 04/15/2029 (A)	510	510
Lithia Motors
4.375%, 01/15/2031 (A)	1,135	1,178
Macy’s
8.375%, 06/15/2025 (A)	311	344
Macy’s Retail Holdings
5.875%, 04/01/2029 (A)	1,440	1,477
Marriott Ownership Resorts
6.500%, 09/15/2026	555	580
6.125%, 09/15/2025 (A)	234	249
Mattamy Group
4.625%, 03/01/2030 (A)	1,388	1,379
Mattel
6.750%, 12/31/2025 (A)	273	287
5.875%, 12/15/2027 (A)	190	209
3.750%, 04/01/2029 (A)	98	99
3.375%, 04/01/2026 (A)	78	81
McGraw Hill
8.000%, 11/30/2024 (A)	2,075	2,093
Melco Resorts Finance
5.250%, 04/26/2026	826	859
Meritage Homes
3.875%, 04/15/2029 (A)	796	796
MGM Resorts International
6.750%, 05/01/2025	850	914
6.000%, 03/15/2023	1,285	1,377
5.750%, 06/15/2025	467	509

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Michaels Stores
4.750%, 10/01/2027 (A)	$990	$1,077
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(F)	175	–
Monitronics International Inc
9.125%, 04/01/2020 (B)(F)	5,936	–
National CineMedia
5.875%, 04/15/2028 (A)	150	139
NCL
12.250%, 05/15/2024 (A)	1,070	1,295
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (E)(F)	1,582	562
NESCO Holdings II
5.500%, 04/15/2029 (A)	71	73
Newell Brands
5.875%, 04/01/2036	90	110
4.700%, 04/01/2026	240	265
NMG Holding
7.125%, 04/01/2026 (A)	3,080	3,142
Nordstrom
8.750%, 05/15/2025 (A)	280	317
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	3,224	3,471
6.250%, 05/15/2026 (A)	1,444	1,534
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	4,517	4,856
Penn National Gaming
5.625%, 01/15/2027 (A)	1,300	1,349
PetSmart
7.750%, 02/15/2029 (A)	673	731
4.750%, 02/15/2028 (A)	611	626
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	623
PM General Purchaser
9.500%, 10/01/2028 (A)	233	249
Prime Security Services Borrower
5.750%, 04/15/2026	1,044	1,127
3.375%, 08/31/2027 (A)	605	587
QVC
4.750%, 02/15/2027	570	590
4.375%, 09/01/2028	278	280
Radiate Holdco
6.500%, 09/15/2028 (A)	550	581
4.500%, 09/15/2026 (A)	550	556
Remington Outdoor Company Inc
0.000%, 12/31/2049 (F)	1,245	–
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	458	534
10.875%, 06/01/2023 (A)	903	1,039
9.125%, 06/15/2023 (A)	581	640
Sabre GLBL Inc.
9.250%, 04/15/2025 (A)	168	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.375%, 09/01/2025 (A)	$290	$316
Scientific Games International
8.625%, 07/01/2025 (A)	845	919
8.250%, 03/15/2026 (A)	1,375	1,475
7.250%, 11/15/2029 (A)	435	472
7.000%, 05/15/2028 (A)	846	904
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)	1,935	2,103
Service International
7.500%, 04/01/2027	640	765
Shea Homes
4.750%, 02/15/2028 (A)	711	724
4.750%, 04/01/2029 (A)	825	834
Signal Parent
6.125%, 04/01/2029 (A)	340	337
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	1,493	1,545
Six Flags Entertainment
5.500%, 04/15/2027 (A)	80	83
4.875%, 07/31/2024 (A)	4,128	4,168
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	668	723
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	1,045	1,079
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	846
SRS Distribution Inc.
8.250%, 07/01/2026 (A)	1,310	1,380
Staples
10.750%, 04/15/2027 (A)	1,355	1,338
7.500%, 04/15/2026 (A)	1,753	1,849
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	175	183
Station Casinos
5.000%, 10/01/2025 (A)	386	391
4.500%, 02/15/2028 (A)	510	507
Studio City Finance
5.000%, 01/15/2029 (A)	1,880	1,887
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,550	3,461
Superior Plus
4.500%, 03/15/2029 (A)	97	98
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,310
Tempur Sealy International
5.500%, 06/15/2026	605	632
4.000%, 04/15/2029 (A)	385	383
Tenneco
7.875%, 01/15/2029 (A)	138	155
5.375%, 12/15/2024	110	110
5.125%, 04/15/2029 (A)	2,319	2,286
5.000%, 07/15/2026	3,160	2,978

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Terrier Media Buyer
8.875%, 12/15/2027 (A)	$2,838	$3,054
Univision Communications
9.500%, 05/01/2025 (A)	1,580	1,730
6.625%, 06/01/2027 (A)	784	837
Vail Resorts
6.250%, 05/15/2025 (A)	437	466
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	492
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,264
4.500%, 08/15/2030 (A)	480	484
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,334	1,359
Vista Outdoor
4.500%, 03/15/2029 (A)	1,080	1,069
White Capital Buyer
6.875%, 10/15/2028 (A)	105	111
White Capital Parent
8.250%cash/0% PIK, 03/15/2026 (A)	1,710	1,783
William Carter
5.625%, 03/15/2027 (A)	225	238
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,135	1,199
5.250%, 05/15/2027 (A)	190	199
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	1,550	1,680
5.125%, 10/01/2029 (A)	250	256
Yum! Brands
7.750%, 04/01/2025 (A)	110	120
6.875%, 11/15/2037	1,065	1,289
5.350%, 11/01/2043	130	137
4.625%, 01/31/2032	217	222
3.625%, 03/15/2031	239	230

		218,535

Consumer Staples — 3.0%
Albertsons
5.875%, 02/15/2028	408	434
5.750%, 03/15/2025	61	63
4.875%, 02/15/2030	185	190
4.625%, 01/15/2027	2,072	2,148
3.500%, 02/15/2023 (A)	130	133
3.500%, 03/15/2029 (A)	1,756	1,671
3.250%, 03/15/2026 (A)	499	497
Central Garden & Pet
5.125%, 02/01/2028	265	280
4.125%, 10/15/2030	187	189
Chobani
7.500%, 04/15/2025 (A)	780	812
4.625%, 11/15/2028 (A)	1,807	1,843

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Coty
6.500%, 04/15/2026 (A)	$2,070	$2,086
Dole Food
7.250%, 06/15/2025 (A)	1,398	1,435
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	322
4.125%, 04/01/2029 (A)	117	116
Energizer Holdings
4.750%, 06/15/2028 (A)	469	484
4.375%, 03/31/2029 (A)	1,138	1,142
Fresh Market
9.750%, 05/01/2023 (A)	1,100	1,132
High Ridge Brands Co. (Escrow Security)
8.478%, 03/15/2025	760	–
JBS USA LUX
5.500%, 01/15/2030	1,215	1,345
Kraft Heinz Foods
3.000%, 06/01/2026	2,080	2,193
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	360	373
4.875%, 05/15/2028 (A)	135	145
4.625%, 11/01/2024 (A)	1,917	1,989
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	1,955	2,001
New Albertsons
8.700%, 05/01/2030	955	1,203
Performance Food Group
6.875%, 05/01/2025 (A)	50	53
5.500%, 10/15/2027 (A)	355	371
Post Holdings
5.750%, 03/01/2027 (A)	995	1,046
5.625%, 01/15/2028 (A)	565	594
5.500%, 12/15/2029 (A)	621	665
4.625%, 04/15/2030 (A)	153	153
Primo Water Holdings
5.500%, 04/01/2025 (A)	2,427	2,494
Rite Aid
8.000%, 11/15/2026 (A)	1,310	1,375
7.700%, 02/15/2027	925	905
7.500%, 07/01/2025 (A)	2,465	2,561
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,792	4,791
Simmons Foods
4.625%, 03/01/2029 (A)	820	827
Spectrum Brands
5.750%, 07/15/2025	54	56
5.500%, 07/15/2030 (A)	267	286
5.000%, 10/01/2029 (A)	100	105
3.875%, 03/15/2031 (A)	93	91
TreeHouse Foods
4.000%, 09/01/2028	40	40

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Triton Water Holdings Inc.
6.250%, 04/01/2029 (A)	$1,303	$1,329
Turning Point Brands
5.625%, 02/15/2026 (A)	1,140	1,183
Vector Group
10.500%, 11/01/2026 (A)	2,890	3,096
5.750%, 02/01/2029 (A)	970	1,000

		47,247

Energy — 11.0%
Aethon United BR
8.250%, 02/15/2026 (A)	990	1,025
Antero Midstream Partners
7.875%, 05/15/2026 (A)	838	901
5.750%, 03/01/2027 (A)	1,622	1,622
5.750%, 01/15/2028 (A)	300	300
5.375%, 09/15/2024	865	875
Antero Resources
8.375%, 07/15/2026 (A)	1,555	1,714
7.625%, 02/01/2029 (A)	375	399
5.625%, 06/01/2023	400	401
Apache
5.100%, 09/01/2040	2,061	2,015
4.875%, 11/15/2027	1,747	1,791
4.625%, 11/15/2025	468	482
4.375%, 10/15/2028	278	277
Archrock Partners
6.250%, 04/01/2028 (A)	1,928	1,958
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	678	861
8.250%, 12/31/2028 (A)	2,416	2,513
7.000%, 11/01/2026 (A)	1,606	1,605
Baytex Energy
8.750%, 04/01/2027 (A)	390	354
Blue Racer Midstream
7.625%, 12/15/2025 (A)	870	938
6.625%, 07/15/2026 (A)	205	211
Buckeye Partners
4.500%, 03/01/2028 (A)	230	231
4.125%, 03/01/2025 (A)	230	235
4.125%, 12/01/2027	305	301
California Resources
7.125%, 02/01/2026 (A)	284	289
Carrizo Oil & Gas
8.250%, 07/15/2025	185	157
6.250%, 04/15/2023	175	156
Cheniere Energy
4.625%, 10/15/2028 (A)	1,045	1,087
Cheniere Energy Partners
5.625%, 10/01/2026	1,321	1,381
4.500%, 10/01/2029	6,562	6,824
4.000%, 03/01/2031 (A)	549	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
5.875%, 02/01/2029 (A)	$227	$241
5.500%, 02/01/2026 (A)	1,022	1,064
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049	3,650	–
Citgo Holding
9.250%, 08/01/2024 (A)	4,540	4,506
CITGO Petroleum
6.375%, 06/15/2026 (A)	476	480
CNX Midstream Partners
6.500%, 03/15/2026 (A)	1,035	1,053
CNX Resources
7.250%, 03/14/2027 (A)	2,240	2,406
6.000%, 01/15/2029 (A)	1,031	1,071
Comstock Resources
7.500%, 05/15/2025 (A)	190	197
6.750%, 03/01/2029 (A)	2,262	2,319
Continental Resources
5.750%, 01/15/2031 (A)	1,294	1,462
Crestwood Midstream Partners
5.750%, 04/01/2025	1,420	1,428
5.625%, 05/01/2027 (A)	265	260
CrownRock
5.625%, 10/15/2025 (A)	1,520	1,551
DCP Midstream Operating
8.125%, 08/16/2030	1,125	1,458
5.625%, 07/15/2027	638	693
5.125%, 05/15/2029	538	572
Delek Logistics Partners
6.750%, 05/15/2025	811	811
Devon Energy
7.950%, 04/15/2032	834	1,118
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	148	158
Energy Transfer
5.500%, 06/01/2027	1,564	1,613
EnLink Midstream
5.625%, 01/15/2028 (A)	195	189
5.375%, 06/01/2029	4,066	3,802
EnLink Midstream Partners
4.850%, 07/15/2026	190	184
Enviva Partners
6.500%, 01/15/2026 (A)	2,160	2,263
EP Energy (Escrow Security)
0.000%, 05/01/2021	972	–
0.000%, 06/15/2023	669	–
0.000%, 02/15/2025	653	–
EQM Midstream Partners
6.500%, 07/01/2027 (A)	712	774
6.000%, 07/01/2025 (A)	747	804
4.750%, 01/15/2031 (A)	204	198
4.500%, 01/15/2029 (A)	424	413

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EQT
8.500%, 02/01/2030	$540	$689
7.625%, 02/01/2025	1,460	1,680
5.000%, 01/15/2029	92	98
3.900%, 10/01/2027	10	10
Exterran Energy Solutions
8.125%, 05/01/2025	1,819	1,673
Genesis Energy
8.000%, 01/15/2027	717	726
7.750%, 02/01/2028	708	708
6.500%, 10/01/2025	825	809
Great Western Petroleum
12.000%, 09/01/2025 (A)	1,038	924
Gulfport Energy
6.375%, 05/15/2025 (B)	183	165
6.375%, 01/15/2026 (B)	585	526
6.000%, 10/15/2024 (B)	215	192
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,990	2,139
Hess Midstream Operations
5.625%, 02/15/2026 (A)	2,043	2,111
Hilcorp Energy I
6.250%, 11/01/2028 (A)	57	59
6.000%, 02/01/2031 (A)	1,462	1,484
5.750%, 02/01/2029 (A)	2,704	2,728
Holly Energy Partners
5.000%, 02/01/2028 (A)	190	192
Laredo Petroleum
10.125%, 01/15/2028	1,574	1,509
9.500%, 01/15/2025	1,992	1,917
Marathon Oil
6.600%, 10/01/2037	1,527	1,898
MEG Energy
7.125%, 02/01/2027 (A)	1,580	1,655
6.500%, 01/15/2025 (A)	384	397
5.875%, 02/01/2029 (A)	82	82
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,820	1,570
7.500%, 01/15/2026 (A)	2,022	1,628
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,150
Nabors Industries
7.250%, 01/15/2026 (A)	155	129
5.750%, 02/01/2025	430	319
New Fortress Energy
6.750%, 09/15/2025 (A)	618	635
NGL Energy Operating
7.500%, 02/01/2026 (A)	3,396	3,485
NGL Energy Partners
7.500%, 11/01/2023	2,075	2,002
7.500%, 04/15/2026	155	132
6.125%, 03/01/2025	2,123	1,805

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
8.125%, 03/01/2028 (A)	$1,991	$1,980
NuStar Logistics
6.375%, 10/01/2030	685	740
6.000%, 06/01/2026	180	194
5.750%, 10/01/2025	685	733
5.625%, 04/28/2027	50	52
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	248	255
Occidental Petroleum
8.875%, 07/15/2030	1,188	1,498
8.500%, 07/15/2027	1,188	1,408
8.000%, 07/15/2025	696	799
6.625%, 09/01/2030	968	1,088
6.450%, 09/15/2036	1,380	1,524
6.375%, 09/01/2028	1,771	1,944
6.125%, 01/01/2031	3,012	3,326
5.875%, 09/01/2025	721	769
5.550%, 03/15/2026	980	1,039
5.500%, 12/01/2025	2,079	2,194
4.625%, 06/15/2045	1,165	1,016
4.500%, 07/15/2044	95	81
4.400%, 04/15/2046	95	80
3.400%, 04/15/2026	753	724
3.200%, 08/15/2026	2,827	2,708
2.900%, 08/15/2024	271	268
2.700%, 02/15/2023	299	298
Ovintiv
8.125%, 09/15/2030	95	123
6.500%, 08/15/2034	65	78
Parkland Fuel
5.875%, 07/15/2027 (A)	1,255	1,338
PBF Holding
9.250%, 05/15/2025 (A)	175	178
6.000%, 02/15/2028	205	151
PDC Energy
5.750%, 05/15/2026	1,805	1,872
Peabody Energy
6.375%, 03/31/2025 (A)	769	300
Precision Drilling
7.750%, 12/15/2023	280	281
7.125%, 01/15/2026 (A)	285	277
Range Resources
8.250%, 01/15/2029 (A)	107	114
4.875%, 05/15/2025	708	700
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)(F)	305	–
Seventy Seven Operating (Escrow Security)
6.625%, 11/15/2019 (B)(F)	1,869	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	335	335
8.250%, 02/15/2025 (A)	1,415	1,033

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SM Energy
6.625%, 01/15/2027	$718	$664
6.125%, 11/15/2022	105	103
5.625%, 06/01/2025	1,785	1,651
5.000%, 01/15/2024	1,288	1,211
Southwestern Energy
7.750%, 10/01/2027	838	896
7.500%, 04/01/2026	1,000	1,058
6.450%, 01/23/2025	502	536
Summit Midstream Holdings
5.750%, 04/15/2025	218	178
5.500%, 08/15/2022	1,383	1,338
Sunoco
5.875%, 03/15/2028	1,585	1,659
4.500%, 05/15/2029 (A)	668	665
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	410
6.000%, 03/01/2027 (A)	2,065	2,086
6.000%, 12/31/2030 (A)	3,516	3,476
5.500%, 09/15/2024 (A)	75	76
5.500%, 01/15/2028 (A)	70	68
Targa Resources Partners
6.875%, 01/15/2029	192	212
6.500%, 07/15/2027	2,833	3,079
5.875%, 04/15/2026	525	550
5.000%, 01/15/2028	1,056	1,100
4.875%, 02/01/2031	250	253
4.250%, 11/15/2023	65	65
4.000%, 01/15/2032 (A)	167	157
TerraForm Power Operating
4.750%, 01/15/2030 (A)	375	389
4.250%, 01/31/2023 (A)	1,164	1,202
Transocean
11.500%, 01/30/2027 (A)	1,045	896
8.000%, 02/01/2027 (A)	1,670	998
7.500%, 04/15/2031	990	474
Transocean Guardian
5.875%, 01/15/2024 (A)	1,354	1,184
Transocean Pontus
6.125%, 08/01/2025 (A)	1,593	1,505
Transocean Proteus
6.250%, 12/01/2024 (A)	816	775
USA Compression Partners
6.875%, 04/01/2026	1,365	1,400
6.875%, 09/01/2027	1,700	1,751
Valaris PLC
5.850%, 01/15/2044 (B)	2,145	279
5.400%, 12/01/2042 (B)	280	36
4.875%, 06/01/2022 (B)	480	63
Vine Energy Holdings
6.750%, 04/15/2029 (A)	1,312	1,312

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vine Oil & Gas
9.750%, 04/15/2023 (A)	$591	$633
8.750%, 04/15/2023 (A)	228	243
Western Gas Partners
3.950%, 06/01/2025	244	251
Western Midstream Operating
4.750%, 08/15/2028	855	893
4.650%, 07/01/2026	870	913
2.325%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	520	510
WPX Energy
5.875%, 06/15/2028	81	89
5.750%, 06/01/2026	199	208

		170,769

Financials — 6.0%
Acrisure
7.000%, 11/15/2025 (A)	1,543	1,593
4.250%, 02/15/2029 (A)	1,254	1,233
AG Issuer
6.250%, 03/01/2028 (A)	856	896
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,415	1,519
AmWINS Group
7.750%, 07/01/2026 (A)	559	598
AssuredPartners
7.000%, 08/15/2025 (A)	1,625	1,676
5.625%, 01/15/2029 (A)	1,029	1,049
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(D)	855	932
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(D)	1,630	1,779
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.867%(D)	590	648
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(D)	50	54
5.000%, VAR United States Secured Overnight Financing Rate+3.813%(D)	2,339	2,410
Credit Agricole
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.319%(A)(D)	612	679
Donnelley Financial Solutions
8.250%, 10/15/2024	603	629
Finance of America Funding
7.875%, 11/15/2025 (A)	1,688	1,746
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,345	3,483

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.125%, 11/15/2024 (A)	$1,555	$1,611
7.625%, 05/01/2026 (A)	1,235	1,296
FS Energy and Power Fund
7.500%, 08/15/2023 (A)	900	904
Genworth Holdings
4.900%, 08/15/2023	657	645
Genworth Mortgage Holdings
6.500%, 08/15/2025 (A)	1,106	1,195
HAT Holdings I
6.000%, 04/15/2025 (A)	1,489	1,571
3.750%, 09/15/2030 (A)	724	697
Home Point Capital
5.000%, 02/01/2026 (A)	1,385	1,371
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%(D)	783	773
Hunt
6.250%, 02/15/2026 (A)	937	967
5.250%, 04/15/2029 (A)	2,550	2,550
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	945	1,059
Jefferies Finance
6.250%, 06/03/2026 (A)	834	876
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(D)	856	885
4.000%, VAR United States Secured Overnight Financing Rate+2.745%(D)	1,691	1,674
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	1,280	1,290
5.250%, 10/01/2025 (A)	636	636
4.250%, 02/01/2027 (A)	1,288	1,269
LD Holdings Group
6.500%, 11/01/2025 (A)	1,298	1,360
6.125%, 04/01/2028 (A)	1,265	1,286
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%(D)	1,965	2,191
LPL Holdings
4.625%, 11/15/2027 (A)	2,231	2,315
Merger Sub II
10.750%, 08/01/2027 (A)	1,741	1,948
MGIC Investment
5.250%, 08/15/2028	340	354
Morgan Stanley
5.875%, VAR ICE LIBOR USD 3 Month+4.435%(D)	855	962
5.300%, VAR ICE LIBOR USD 3 Month+3.160%(D)	535	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	$1,592	$1,561
MSCI
5.375%, 05/15/2027 (A)	300	321
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,464	1,519
5.500%, 08/15/2028 (A)	2,822	2,833
5.125%, 12/15/2030 (A)	443	435
Navient
5.000%, 03/15/2027	706	708
New Residential Investment
6.250%, 10/15/2025 (A)	3,329	3,341
NFP
7.000%, 05/15/2025 (A)	276	296
6.875%, 08/15/2028 (A)	864	897
OneMain Finance
7.125%, 03/15/2026	2,105	2,428
6.625%, 01/15/2028	342	388
5.375%, 11/15/2029	1,172	1,247
4.000%, 09/15/2030	1,517	1,475
PennyMac Financial Services
4.250%, 02/15/2029 (A)	1,661	1,588
PRA Group
7.375%, 09/01/2025 (A)	1,465	1,568
Quicken Loans
5.250%, 01/15/2028 (A)	682	718
3.875%, 03/01/2031 (A)	642	619
3.625%, 03/01/2029 (A)	86	83
Radian Group
4.875%, 03/15/2027	550	577
Saracen Development
11.000%cash/3.000% PIK, 10/15/2025 (A)(E)(F)	2,296	2,647
Starwood Property Trust
5.500%, 11/01/2023 (A)	1,240	1,296
4.750%, 03/15/2025	1,366	1,418
StoneX Group
8.625%, 06/15/2025 (A)	778	822
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	1,716	1,789
Verscend Escrow
9.750%, 08/15/2026 (A)	1,130	1,212
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	3,591	3,914
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	778	794
WeWork
7.875%, 05/01/2025 (A)	3,090	3,059

		92,713

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 6.5%
Acadia Healthcare
5.500%, 07/01/2028 (A)	$763	$803
AdaptHealth
4.625%, 08/01/2029 (A)	69	69
Air Methods
8.000%, 05/15/2025 (A)	5,500	5,170
Akumin
7.000%, 11/01/2025 (A)	1,050	1,117
Avantor Funding
4.625%, 07/15/2028 (A)	321	335
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,841
7.250%, 05/30/2029 (A)	195	218
7.000%, 03/15/2024 (A)	723	740
7.000%, 01/15/2028 (A)	945	1,026
6.250%, 02/15/2029 (A)	3,638	3,861
6.125%, 04/15/2025 (A)	1,935	1,984
5.250%, 01/30/2030 (A)	3,604	3,618
5.250%, 02/15/2031 (A)	1,370	1,363
5.000%, 01/30/2028 (A)	890	907
5.000%, 02/15/2029 (A)	706	697
Bausch Health Americas
9.250%, 04/01/2026 (A)	385	427
8.500%, 01/31/2027 (A)	842	934
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)	58	56
Centene
5.375%, 06/01/2026 (A)	530	554
4.625%, 12/15/2029	917	992
4.250%, 12/15/2027	1,637	1,721
3.375%, 02/15/2030	320	323
Change Healthcare Holdings
5.750%, 03/01/2025	829	845
CHS
8.000%, 03/15/2026 (A)	85	92
6.875%, 04/15/2029 (A)	1,684	1,760
6.000%, 01/15/2029 (A)	120	127
5.625%, 03/15/2027 (A)	240	252
4.750%, 02/15/2031 (A)	1,110	1,084
DaVita
3.750%, 02/15/2031 (A)	2,996	2,871
Emergent BioSolutions
3.875%, 08/15/2028 (A)	3,198	3,126
Encompass Health
5.750%, 09/15/2025	915	945
4.750%, 02/01/2030	1,384	1,424
4.625%, 04/01/2031	137	142
4.500%, 02/01/2028	375	384
Endo DAC
9.500%, 07/31/2027 (A)	1,121	1,218
6.000%, 02/01/2025 (A)	698	612

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 06/30/2028 (A)	$1,257	$1,018
Endo Finance
5.750%, 01/15/2022 (A)	981	976
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (A)	2,134	2,156
Envision Healthcare Corporation
8.750%, 10/15/2026 (A)	2,628	1,945
Global Medical Response
6.500%, 10/01/2025 (A)	1,164	1,205
HCA
5.875%, 02/15/2026	4,455	5,107
5.875%, 02/01/2029	465	542
5.625%, 09/01/2028	130	150
5.375%, 02/01/2025	2,747	3,064
3.500%, 09/01/2030	2,485	2,514
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	445	457
4.375%, 09/15/2027 (A)	1,000	1,030
Hologic
3.250%, 02/15/2029 (A)	508	502
Horizon Pharma USA
5.500%, 08/01/2027 (A)	797	851
IQVIA
5.000%, 10/15/2026 (A)	805	836
Jaguar Holding II
5.000%, 06/15/2028 (A)	95	99
4.625%, 06/15/2025 (A)	96	100
Legacy LifePoint Health
6.750%, 04/15/2025 (A)	374	397
LifePoint Health
5.375%, 01/15/2029 (A)	490	483
4.375%, 02/15/2027 (A)	5,501	5,391
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	315	221
5.500%, 04/15/2025 (A)(B)	630	443
MEDNAX
6.250%, 01/15/2027 (A)	992	1,061
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	1,139	1,248
Owens & Minor
4.500%, 03/31/2029 (A)	112	113
Par Pharmaceutical
7.500%, 04/01/2027 (A)	1,757	1,868
Prestige Brands
5.125%, 01/15/2028 (A)	115	121
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	640	666
Radiology Partners
9.250%, 02/01/2028 (A)	974	1,060
RP Escrow Issuer
5.250%, 12/15/2025 (A)	1,051	1,089

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Select Medical
6.250%, 08/15/2026 (A)	$841	$894
Surgery Center Holdings
6.750%, 07/01/2025 (A)	828	846
Syneos Health
3.625%, 01/15/2029 (A)	625	608
Tenet Healthcare
7.500%, 04/01/2025 (A)	164	177
6.875%, 11/15/2031	595	661
6.250%, 02/01/2027 (A)	1,433	1,513
6.125%, 10/01/2028 (A)	5,877	6,121
5.125%, 05/01/2025	1,729	1,753
5.125%, 11/01/2027 (A)	480	502
4.875%, 01/01/2026 (A)	1,684	1,750
4.625%, 07/15/2024	495	503
4.625%, 06/15/2028 (A)	2,470	2,532
US Acute Care Solutions
6.375%, 03/01/2026 (A)	594	616
Varex Imaging
7.875%, 10/15/2027 (A)	1,335	1,485

		100,312

Industrials — 8.5%
ACCO Brands
4.250%, 03/15/2029 (A)	285	277
ADT Security
4.875%, 07/15/2032 (A)	1,508	1,532
Allison Transmission
5.875%, 06/01/2029 (A)	210	230
4.750%, 10/01/2027 (A)	1,632	1,734
3.750%, 01/30/2031 (A)	190	184
American Airlines
11.750%, 07/15/2025 (A)	1,184	1,464
5.750%, 04/20/2029 (A)	3,144	3,351
5.500%, 04/20/2026 (A)	2,213	2,307
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,134	2,134
American Woodmark
4.875%, 03/15/2026 (A)	585	600
Arconic
6.125%, 02/15/2028 (A)	729	779
5.900%, 02/01/2027	535	607
ASGN
4.625%, 05/15/2028 (A)	1,122	1,158
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	270	268
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,080	1,098
5.375%, 03/01/2029 (A)	163	169
5.250%, 03/15/2025 (A)	195	198
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	850	869

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boeing
5.805%, 05/01/2050	$1,112	$1,402
5.150%, 05/01/2030	225	259
Boise Cascade
4.875%, 07/01/2030 (A)	924	968
Bombardier
7.875%, 04/15/2027 (A)	820	804
7.500%, 12/01/2024 (A)	1,856	1,854
7.500%, 03/15/2025 (A)	875	861
6.000%, 10/15/2022 (A)	4,073	4,073
Brand Industrial Services
8.500%, 07/15/2025 (A)	1,464	1,475
Brink’s
5.500%, 07/15/2025 (A)	235	248
Builders FirstSource
5.000%, 03/01/2030 (A)	853	894
BWX Technologies
5.375%, 07/15/2026 (A)	1,692	1,747
4.125%, 06/30/2028 (A)	397	401
4.125%, 04/15/2029 (A)	1,706	1,730
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	1,900	1,959
CDW
4.250%, 04/01/2028	370	383
3.250%, 02/15/2029	171	169
Clark Equipment
5.875%, 06/01/2025 (A)	696	736
Clean Harbors
4.875%, 07/15/2027 (A)	1,267	1,337
Cloud Crane
10.125%, 08/01/2024 (A)	290	303
Core & Main Holdings LP
8.625%cash/0.750% PIK, 09/15/2024 (A)	1,635	1,660
Core & Main LP
6.125%, 08/15/2025 (A)	1,331	1,366
CoreCivic
5.000%, 10/15/2022	245	247
4.625%, 05/01/2023	475	468
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,501	2,629
Delta Air Lines
7.375%, 01/15/2026	283	332
7.000%, 05/01/2025 (A)	2,035	2,343
4.750%, 10/20/2028 (A)	1,627	1,768
EnerSys
4.375%, 12/15/2027 (A)	559	572
EnPro Industries
5.750%, 10/15/2026	328	347
Fortress Transportation & Infrastructure Investors
9.750%, 08/01/2027 (A)	995	1,133

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 03/15/2022	$468	$469
6.500%, 10/01/2025 (A)	1,170	1,223
GFL Environmental
8.500%, 05/01/2027 (A)	232	255
5.125%, 12/15/2026 (A)	1,125	1,185
4.000%, 08/01/2028 (A)	874	846
3.750%, 08/01/2025 (A)	208	211
3.500%, 09/01/2028 (A)	650	630
GrafTech Finance
4.625%, 12/15/2028 (A)	1,985	1,996
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,895	2,137
Griffon
5.750%, 03/01/2028	450	480
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,790	1,741
Harsco
5.750%, 07/31/2027 (A)	465	476
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	818	869
Herc Holdings
5.500%, 07/15/2027 (A)	2,160	2,299
Hillman Group
6.375%, 07/15/2022 (A)	3,171	3,175
Howmet Aerospace
6.875%, 05/01/2025	155	180
Icahn Enterprises
4.750%, 09/15/2024	2,305	2,394
4.375%, 02/01/2029 (A)	560	547
JELD-WEN
6.250%, 05/15/2025 (A)	235	250
4.875%, 12/15/2027 (A)	15	15
4.625%, 12/15/2025 (A)	355	359
Korn Ferry
4.625%, 12/15/2027 (A)	1,444	1,471
Masonite International
5.750%, 09/15/2026 (A)	42	44
5.375%, 02/01/2028 (A)	198	210
MasTec
4.500%, 08/15/2028 (A)	343	356
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	1,306	1,430
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	1,035	1,061
Nielsen Finance
5.875%, 10/01/2030 (A)	412	445
5.625%, 10/01/2028 (A)	412	433
5.000%, 04/15/2022 (A)	253	253
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	319
PowerTeam Services
9.033%, 12/04/2025 (A)	2,139	2,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RBS Global
4.875%, 12/15/2025 (A)	$1,491	$1,521
Rolls-Royce
5.750%, 10/15/2027 (A)	1,955	2,080
Sensata Technologies
5.000%, 10/01/2025 (A)	1,173	1,296
4.375%, 02/15/2030 (A)	1,779	1,866
4.000%, 04/15/2029 (A)	416	423
3.750%, 02/15/2031 (A)	414	408
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	3,630	3,691
Spirit AeroSystems
7.500%, 04/15/2025 (A)	268	288
4.600%, 06/15/2028	1,900	1,862
3.950%, 06/15/2023	1,305	1,292
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	695	785
SPX FLOW
5.875%, 08/15/2026 (A)	230	239
Standard Industries
5.000%, 02/15/2027 (A)	30	31
4.750%, 01/15/2028 (A)	725	752
3.375%, 01/15/2031 (A)	132	125
Stericycle
3.875%, 01/15/2029 (A)	109	108
Stevens Holding
6.125%, 10/01/2026 (A)	245	262
Team Health Holdings
6.375%, 02/01/2025 (A)	4,066	3,583
Terex
5.625%, 02/01/2025 (A)	710	730
5.000%, 05/15/2029 (A)	120	124
Tervita
11.000%, 12/01/2025 (A)	2,220	2,520
TransDigm
8.000%, 12/15/2025 (A)	500	544
6.250%, 03/15/2026 (A)	3,537	3,749
5.500%, 11/15/2027	1,982	2,049
4.625%, 01/15/2029 (A)	488	481
TriMas
4.875%, 10/15/2025 (A)	205	210
4.125%, 04/15/2029 (A)	224	224
Triumph Group
8.875%, 06/01/2024 (A)	344	387
7.750%, 08/15/2025	2,360	2,372
6.250%, 09/15/2024 (A)	250	254
5.250%, 06/01/2022	165	164
Tutor Perini
6.875%, 05/01/2025 (A)	4,915	5,082
Uber Technologies
7.500%, 05/15/2025 (A)	554	598

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Holdings
4.875%, 01/15/2025	$1,510	$1,538
United Rentals North America
5.500%, 05/15/2027	378	403
4.875%, 01/15/2028	875	922
Univar Solutions USA
5.125%, 12/01/2027 (A)	281	292
Wabash National
5.500%, 10/01/2025 (A)	340	348
Welbilt
9.500%, 02/15/2024	190	196
WESCO Distribution
7.250%, 06/15/2028 (A)	356	398
7.125%, 06/15/2025 (A)	356	389
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	1,277
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	86
9.000%, 11/15/2026 (A)	614	613
XPO Logistics
6.750%, 08/15/2024 (A)	1,781	1,868
6.250%, 05/01/2025 (A)	215	230
6.125%, 09/01/2023 (A)	230	234

		132,455

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	416
Alliance Data Systems
4.750%, 12/15/2024 (A)	840	862
AMS
7.000%, 07/31/2025 (A)	1,617	1,731
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,737
4.250%, 06/01/2028 (A)	108	108
Ascend Learning LLC
6.875%, 08/01/2025 (A)	530	543
Austin BidCo
7.125%, 12/15/2028 (A)	955	972
Avaya
6.125%, 09/15/2028 (A)	2,918	3,104
Black Knight InfoServ
3.625%, 09/01/2028 (A)	236	232
BY Crown Parent
4.250%, 01/31/2026 (A)	1,136	1,174
Castle US Holding
9.500%, 02/15/2028 (A)	1,025	1,045
CDK Global
5.875%, 06/15/2026	33	34
5.250%, 05/15/2029 (A)	190	204
CommScope
8.250%, 03/01/2027 (A)	1,973	2,111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.125%, 07/01/2028 (A)	$325	$345
6.000%, 03/01/2026 (A)	600	634
CommScope Technologies
6.000%, 06/15/2025 (A)	2,654	2,707
CPI CG
8.625%, 03/15/2026 (A)	800	838
Diebold Nixdorf
9.375%, 07/15/2025 (A)	694	773
Entegris
4.625%, 02/10/2026 (A)	635	657
4.375%, 04/15/2028 (A)	725	748
Gartner
4.500%, 07/01/2028 (A)	50	52
3.750%, 10/01/2030 (A)	117	116
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,868	1,952
Hughes Satellite Systems
5.250%, 08/01/2026	549	604
Microchip Technology
4.250%, 09/01/2025 (A)	136	142
NCR
8.125%, 04/15/2025 (A)	122	134
6.125%, 09/01/2029 (A)	450	476
5.750%, 09/01/2027 (A)	1,225	1,296
5.125%, 04/15/2029 (A)	843	852
5.000%, 10/01/2028 (A)	692	699
Nuance Communications
5.625%, 12/15/2026	1,757	1,843
ON Semiconductor
3.875%, 09/01/2028 (A)	416	428
Open Text Holdings
4.125%, 02/15/2030 (A)	1,885	1,911
Plantronics
4.750%, 03/01/2029 (A)	164	161
Presidio Holdings
8.250%, 02/01/2028 (A)	567	617
4.875%, 02/01/2027 (A)	160	164
PTC
4.000%, 02/15/2028 (A)	1,438	1,460
3.625%, 02/15/2025 (A)	549	563
Science Applications International
4.875%, 04/01/2028 (A)	1,982	2,049
Seagate HDD Cayman
5.750%, 12/01/2034	856	971
3.375%, 07/15/2031 (A)	1,221	1,174
3.125%, 07/15/2029 (A)	1,865	1,801
SS&C Technologies
5.500%, 09/30/2027 (A)	498	530
Switch
3.750%, 09/15/2028 (A)	58	57
Synaptics
4.000%, 06/15/2029 (A)	1,224	1,215

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Twilio
3.875%, 03/15/2031	$479	$489
3.625%, 03/15/2029	479	485
Veritas US
10.500%, 02/01/2024 (A)	1,031	1,055
7.500%, 09/01/2025 (A)	3,280	3,411
Viasat
6.500%, 07/15/2028 (A)	2,455	2,585
5.625%, 09/15/2025 (A)	1,548	1,573
Xerox Holdings
5.500%, 08/15/2028 (A)	278	288
5.000%, 08/15/2025 (A)	278	289
ZoomInfo Technologies
3.875%, 02/01/2029 (A)	19	19

		52,436

Materials — 7.2%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	301
6.750%, 09/30/2024 (A)	495	512
6.125%, 05/15/2028 (A)	1,098	1,196
5.500%, 12/15/2027 (A)	200	215
Allegheny Technologies
7.875%, 08/15/2023	1,764	1,913
5.875%, 12/01/2027	999	1,034
Arconic
6.000%, 05/15/2025 (A)	283	305
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,092	2,196
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	356	367
5.250%, 04/30/2025 (A)	1,280	1,345
5.250%, 08/15/2027 (A)	455	466
4.125%, 08/15/2026 (A)	993	1,019
Ashland
6.875%, 05/15/2043	851	1,064
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	412
3.375%, 02/15/2029 (A)	205	200
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,170	4,410
Berry Global
4.500%, 02/15/2026 (A)	1,343	1,377
Big River Steel
6.625%, 01/31/2029 (A)	264	288
Boart Longyear Management Pty
10.000%cash/4.500% PIK, 12/31/2022	2,103	1,609
BWAY Holding
7.250%, 04/15/2025 (A)	1,994	1,994
Carpenter Technology
6.375%, 07/15/2028	184	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CEMEX Materials
7.700%, 07/21/2025 (A)	$920	$1,049
CF Industries
5.150%, 03/15/2034	228	261
4.950%, 06/01/2043	682	781
Chemours
7.000%, 05/15/2025	320	329
5.750%, 11/15/2028 (A)	2,436	2,565
5.375%, 05/15/2027	511	542
Clearwater Paper
5.375%, 02/01/2025 (A)	910	965
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	139	137
4.625%, 03/01/2029 (A)	193	193
Compass Minerals International
6.750%, 12/01/2027 (A)	1,120	1,198
Constellium
5.875%, 02/15/2026 (A)	1,316	1,356
5.750%, 05/15/2024 (A)	847	858
5.625%, 06/15/2028 (A)	495	522
3.750%, 04/15/2029 (A)	267	255
Cornerstone Chemical
6.750%, 08/15/2024 (A)	6,420	6,051
Crown Americas
4.750%, 02/01/2026	835	866
4.250%, 09/30/2026	2,195	2,332
CVR Partners
9.250%, 06/15/2023 (A)	1,905	1,922
Element Solutions
3.875%, 09/01/2028 (A)	1,772	1,750
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,350	1,394
6.875%, 03/01/2026 (A)	1,941	2,009
6.875%, 10/15/2027 (A)	693	743
6.500%, 03/01/2024 (A)	1,189	1,207
Flex Acquisition
7.875%, 07/15/2026 (A)	822	862
FMG Resources August 2006 Pty
4.375%, 04/01/2031 (A)	147	150
Forterra Finance
6.500%, 07/15/2025 (A)	185	199
Freeport-McMoRan
5.450%, 03/15/2043	2,690	3,230
5.400%, 11/14/2034	589	701
4.625%, 08/01/2030	526	572
4.375%, 08/01/2028	696	738
4.125%, 03/01/2028	334	351
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	592
Graham Packaging Company
7.125%, 08/15/2028 (A)	85	90

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Greif
6.500%, 03/01/2027 (A)	$345	$364
Hecla Mining
7.250%, 02/15/2028	620	665
Hexion
7.875%, 07/15/2027 (A)	1,365	1,468
IAMGOLD
5.750%, 10/15/2028 (A)	1,860	1,884
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,357
Innophos Holdings
9.375%, 02/15/2028 (A)	1,790	1,929
Kraton Polymers
4.250%, 12/15/2025 (A)	798	801
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	323
6.750%, 07/15/2026 (A)	390	418
LSB Industries
9.625%, 05/01/2023 (A)	5,050	5,177
Mineral Resources
8.125%, 05/01/2027 (A)	2,205	2,437
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,470	2,266
New Gold Inc
7.500%, 07/15/2027 (A)	1,010	1,046
6.375%, 05/15/2025 (A)	199	205
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	2,115	–
Nouryon Holding BV
8.000%, 10/01/2026 (A)	455	483
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	619
5.000%, 05/01/2025 (A)	1,800	1,876
4.875%, 06/01/2024 (A)	300	314
Novelis
5.875%, 09/30/2026 (A)	1,884	1,972
4.750%, 01/30/2030 (A)	745	767
OCI
5.250%, 11/01/2024 (A)	1,779	1,850
4.625%, 10/15/2025 (A)	635	656
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,195	1,299
6.375%, 08/15/2025 (A)	600	663
5.875%, 08/15/2023 (A)	679	727
Rain CII Carbon
7.250%, 04/01/2025 (A)	4,700	4,865
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(F)	859	–
Reynolds Group Issuer
4.000%, 10/15/2027	1,125	1,102
Scotts Miracle-Gro
4.500%, 10/15/2029	84	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2031 (A)	$639	$630
Summit Materials
5.250%, 01/15/2029	119	124
5.125%, 06/01/2025 (A)	1,302	1,322
Taseko Mines
7.000%, 02/15/2026 (A)	1,659	1,689
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,410	1,495
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	473
5.125%, 04/01/2029 (A)	156	161
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	453	492
5.500%, 08/15/2026 (A)	599	628
Tronox
6.500%, 05/01/2025 (A)	507	544
4.625%, 03/15/2029 (A)	1,038	1,039
United States Steel
6.875%, 08/15/2025	778	793
6.875%, 03/01/2029	1,444	1,480
Valvoline
4.250%, 02/15/2030 (A)	185	189
Venator Finance Sarl
9.500%, 07/01/2025 (A)	871	973
5.750%, 07/15/2025 (A)	2,400	2,328
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,350	1,384

		112,555

Real Estate — 2.2%
Brookfield Property
5.750%, 05/15/2026	5,328	5,481
Diversified Healthcare Trust
9.750%, 06/15/2025	2,080	2,355
4.375%, 03/01/2031	645	630
GEO Group
5.125%, 04/01/2023	35	31
Howard Hughes
5.375%, 08/01/2028 (A)	562	591
Iron Mountain
5.250%, 03/15/2028 (A)	756	785
5.250%, 07/15/2030 (A)	765	789
5.000%, 07/15/2028 (A)	990	1,012
4.875%, 09/15/2027 (A)	1,667	1,706
4.875%, 09/15/2029 (A)	1,000	1,012
4.500%, 02/15/2031 (A)	268	265
iStar
4.750%, 10/01/2024	566	589
4.250%, 08/01/2025	1,119	1,127
Kennedy-Wilson
5.000%, 03/01/2031	94	95
4.750%, 03/01/2029	95	96

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	$204	$225
5.625%, 05/01/2024	1,130	1,213
4.625%, 06/15/2025 (A)	261	275
4.500%, 09/01/2026	1,618	1,694
4.500%, 01/15/2028	95	98
3.875%, 02/15/2029 (A)	227	226
QualityTech
3.875%, 10/01/2028 (A)	1,317	1,310
Realogy Group
9.375%, 04/01/2027 (A)	998	1,105
RHP Hotel Properties
5.000%, 04/15/2023	415	415
4.750%, 10/15/2027	355	363
4.500%, 02/15/2029 (A)	164	165
Service Properties Trust
4.950%, 02/15/2027	2,565	2,536
3.950%, 01/15/2028	1,961	1,814
Uniti Group
7.875%, 02/15/2025	813	880
7.125%, 12/15/2024 (A)	115	118
6.500%, 02/15/2029 (A)	163	162
6.000%, 04/15/2023 (A)	240	244
VICI Properties
4.625%, 12/01/2029 (A)	448	465
4.250%, 12/01/2026 (A)	429	439
4.125%, 08/15/2030 (A)	711	717
3.750%, 02/15/2027 (A)	580	581
XHR
6.375%, 08/15/2025 (A)	1,810	1,912

		33,521

Utilities — 1.6%
Calpine
5.000%, 02/01/2031 (A)	373	364
4.625%, 02/01/2029 (A)	140	136
4.500%, 02/15/2028 (A)	2,881	2,905
3.750%, 03/01/2031 (A)	3,114	2,968
NRG Energy
7.250%, 05/15/2026	305	317
6.625%, 01/15/2027	1,113	1,158
5.250%, 06/15/2029 (A)	100	107
3.625%, 02/15/2031 (A)	2,153	2,099
3.375%, 02/15/2029 (A)	590	576
Pacific Gas and Electric
4.750%, 02/15/2044	337	342
4.300%, 03/15/2045	394	382
3.950%, 12/01/2047	840	771
PG&E
5.250%, 07/01/2030	2,588	2,747
5.000%, 07/01/2028	568	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pike
5.500%, 09/01/2028 (A)	$1,536	$1,563
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,895	1,909
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	745	762
Talen Energy Supply
7.625%, 06/01/2028 (A)	556	563
6.625%, 01/15/2028 (A)	1,035	1,034
Vistra Operations
5.625%, 02/15/2027 (A)	462	480
5.500%, 09/01/2026 (A)	360	373
5.000%, 07/31/2027 (A)	2,456	2,533
4.300%, 07/15/2029 (A)	808	853

		25,542

Total Corporate Obligations (Cost $1,098,704) ($ Thousands)		1,126,942

ASSET-BACKED SECURITIES — 11.5%

Other Asset-Backed Securities — 11.5%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9 (H)
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(F)	587	21
Apex Credit CLO, Ser 2020-1A, Cl E1
7.809%, VAR ICE LIBOR USD 3 Month+7.560%, 10/20/2031 (A)	1,258	1,233
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.823%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(F)	1,446	1,359
B&M CLO, Ser 2014-1A, Cl E
5.973%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(F)	2,480	1,438
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(F)(I)	4,490	1,616
Battalion CLO VIII, Ser 2015-8A
0.000%, 07/18/2030 (A)(E)(F)(I)	3,390	2,441
Battalion CLO X, Ser 2016-10A
0.000%, 01/25/2035 (A)(F)(I)	4,450	4,227
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(F)(I)	5,857	4,803
Battalion CLO XII, Ser 2018-12A
0.000%, 05/17/2031 (A)(F)(I)	4,663	3,730
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (F)(I)	3,427	2,639

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Battalion CLO XVI, Ser 2019-16A
0.000%, 12/19/2032 (A)(F)(I)	$2,128	$1,958
Battalion CLO, Warehouse Note
0.000% (F)(J)	3,119	3,119
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(F)(I)	2,531	860
Benefit Street Partners CLO IV
0.000%, 07/20/2026 * (A)(F)(I)	7	3,395
Benefit Street Partners CLO IX
0.000%, 07/20/2025 * (A)(F)(I)	2,293	1,559
Benefit Street Partners CLO V
0.000%, 10/20/2026 * (A)(F)(I)	6,387	1
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (F)(I)	10,259	6,207
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(F)(I)	7,502	3,151
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (F)(I)	6,715	2,368
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 * (A)(E)(F)(I)	6,720	3,898
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 04/20/2034 (A)(F)(I)	7,631	4,426
Benefit Street Partners CLO XII, Ser 2017- 12A, Cl C
3.291%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(F)	1,238	1,201
Benefit Street Partners CLO XIV, Ser 2018-14A
0.000%, 04/20/2031 (A)(F)(I)	3,809	2,857
Benefit Street Partners CLO XVIII, Ser 2019-18A
0.000%, 10/15/2032 (A)(F)(I)	3,486	2,637
Benefit Street Partners CLO XX, Ser 2020-20A
0.000%, 07/15/2031 (A)(F)(I)	2,261	2,426
Benefit Street Partners CLO XXIII, Ser 2021- 23A, Cl Sub
0.000%, 04/25/2034 (F)	5,130	4,322
Benefit Street Partners CLO, Warehouse Note
0.000%, (F)(J)	3,157	3,157
Bighorn III, Warehouse Note
0.000%, (F)(J)	3,390	3,390
Blue Ridge CLO II, Ser 2014-2A, Cl D
5.023%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(F)	2,277	1,480
Blue Ridge CLO II, Ser 2014-2A, Cl E
6.023%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)(F)	2,639	224

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cathedral Lake CLO, Ser 2015-3A
0.000%, 01/15/2026 (A)(F)(I)	$2,725	$1,144
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(F)(I)	3,139	1,569
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(F)(I)	4,860	2,187
Great Lakes CLO, Ser 2015-1A
0.000%, 01/16/2030 (A)(F)(I)	4,519	2,260
Great Lakes CLO, Ser 2015-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(F)	3,253	3,027
Great Lakes CLO, Ser 2015-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)(F)	1,198	1,091
Great Lakes CLO, Ser 2017-1A, Cl ER
7.741%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(F)	3,321	3,223
Great Lakes CLO, Ser 2017-1A, Cl FR
10.241%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(F)	1,940	1,801
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2029 (A)(F)(I)	2,484	1,242
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(F)(I)	651	560
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
7.784%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(F)	3,223	3,162
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(F)(I)	1,169	739
Ivy Hill Middle Market Credit Fund XIV,
Ser 2018-14A, Cl D 7.293%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(F)	1,559	1,481
JFIN CLO, Ser 2018-1A, Cl BR
2.574%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2028 (A)(F)	1,757	1,757
LCM CLO, Ser 31A
0.000%, 01/20/2032 (F)(I)	1,115	870
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(F)(I)	3,797	2,506
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.068%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(F)	2,499	2,399

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman CLO XXII, Ser 2016-22A
0.000%, 10/17/2027 (A)(F)(I)	$3,640	$2,257
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(F)	112	18
Neuberger Berman Loan Advisers CLO
0.000%, 10/20/2032 (F)(I)	3,438	3,301
Neuberger Berman Loan Advisers CLO, Ser 2020-36A
0.114%, 04/20/2033 (A)(F)(K)	14	13
0.000%, 04/20/2033 (A)(F)(I)	1,095	931
Neuberger Berman Loan Advisers CLO, Ser 2020-39
0.000%, 01/20/2032 (E)(F)(I)	3,294	2,907
Neuberger Berman Loan Advisers CLO, Ser 2021-41
0.000%, 04/15/2034 (F)(I)	2,670	2,328
Neuberger Berman Loan Advisers, Warehouse Note
0.000% (E)(F)(J)	2,713	2,581
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
6.268%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(E)(F)	3,439	3,350
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
7.424%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(F)	3,890	3,579
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(F)(I)	7,983	3,952
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(F)(I)	1,655	1,158
OCP CLO, Ser 2020-19A
0.000%, 07/20/2031 (A)(F)(I)	1,224	1,236
OCP CLO, Warehouse Note
0.000% (F)(J)	5,356	5,259
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(F)(I)	7,935	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (F)(I)	6,388	2,300
Shackleton CLO, Ser 2019-14A
0.000%, 07/20/2030 (A)(F)(I)	1,999	1,559
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (F)(I)	9,085	7,404
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(F)(I)	4,194	2,894
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(F)(I)	2,978	2,353
TCW CLO, Ser 2019-2A
0.000%, 10/20/2032 (A)(F)(I)	3,528	2,611
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (F)(I)	5,111	3,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Telos CLO, Ser 2018-5A, Cl BR
1.703%, VAR ICE LIBOR USD 3 Month+1.480%, 04/17/2028 (A)(F)	$1,001	$987
Venture 35 CLO, Ser 2018-35A
0.000%, 10/22/2031 (A)(F)(I)	11,892	5,946
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)(F)(I)	2,030	1,177
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(F)(I)	1,609	724
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(F)(I)	3,228	1,775
Voya CLO, Ser 2020-2
0.000%, 07/21/2031 (F)(I)	4,915	5,417

Total Asset-Backed Securities (Cost $139,461) ($ Thousands)		178,348

LOAN PARTICIPATIONS — 11.1%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.609%, 03/04/2027 (K)	177	175
AAdvantage Loyalty IP Ltd., Initial Term Loan, 1st Lien
5.500%, 04/20/2028 (L)	3,059	3,131
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024 (L)	1,695	1,690
AI Aqua Merger Sub Inc., Tranche B-1 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/13/2023	2,139	2,135
Alvogen Pharma US Inc., January 2020 Loan, 1st Lien
6.250%, 12/31/2023	1,266	1,259
AMC Entertainment Holdings Inc., Term Loan B-1, 1st Lien
3.195%, VAR LIBOR+3.000%, 04/22/2026 (L)	1,529	1,317
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (F)	859	902
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (L)	2,747	2,679
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, 03/03/2028	643	638
Ankura Consulting Group LLC, Closing Date Term Loan, 1st Lien
5.250%, 03/17/2028	505	501
AP Gaming I LLC, Incremental Term Loan B, 1st Lien
4.500%, 02/15/2024	722	706

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Apollo Commercial Real Estate Finance Inc., Term Loan B-1, 1st Lien
4.000%, 03/11/2028	$758	$748
Arctic Canadian Diamond Company Ltd., Term Loan A-2, 1st Lien
6.000%, 12/31/2024 (E)(F)	167	167
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/07/2025 (E)(F)	975	975
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
8.500%, 11/24/2028 (K)	1,060	1,063
Ascend Learning LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, 07/12/2024	93	93
Ascend Learning LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	140	139
Asurion LLC, New Term Loan B, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/23/2026	658	654
Asurion LLC, New Term Loan B, 2nd Lien
5.365%, 01/31/2028 (L)	884	899
Autokiniton, Term Loan B, 1st Lien
5.250%, 03/26/2028 (L)	651	652
Avianca Holdings S.A., DIP Delayed Draw Loan A-1, 1st Lien
12.500%, 11/10/2021 (F)(L)	1,416	1,422
10.500%, 11/10/2021	169	1
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 06/02/2025 (L)	441	440
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (F)	389	378
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
7.500%, 04/23/2024 (F)(L)	2,051	1,880
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024 (K)(L)	889	676
Buckeye Partners L.P., Term Loan B-1, 1st Lien
2.365%, 11/01/2026	228	226
BWay Holding Company , Initial Term Loan, 1st Lien
3.443%, VAR LIBOR+3.250%, 04/03/2024	1,715	1,677
Caesars Resort Collection LLC, Term Loan B-1, 1st Lien
4.615%, VAR LIBOR+4.500%, 07/21/2025 (L)	1,965	1,968

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.750%, 05/08/2023	$1,407	$1,400
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
5.500%, 08/08/2023 (F)	2,333	2,100
CBAC Borrower LLC, Term Loan B, 1st Lien
4.109%, 07/08/2024 (K)	1,494	1,433
CCI Buyer Inc., Initial Term Loan, 1st Lien
4.750%, 12/17/2027	168	168
Cengage Learning Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023 (L)	2,646	2,615
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (F)	2,322	2,275
Claire’s Stores Inc., Initial Term Loan, 1st Lien
6.615%, VAR LIBOR+6.500%, 12/18/2026	1,127	1,063
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 04/30/2026 (L)	679	671
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/2027	771	769
ConvergeOne Holdings Corp., Initial Term Loan, 1st Lien
5.109%, VAR LIBOR+5.000%, 01/04/2026	2,774	2,673
Cornerstone OnDemand Inc., Term Loan, 1st Lien
4.361%, VAR LIBOR+4.250%, 04/22/2027	169	169
Delta Topco Inc., Initial Term Loan, 2nd Lien
8.000%, 12/01/2028 (K)	891	910
E.W. Scripps Company, Term Loan B, 1st Lien
3.750%, 01/07/2028	595	592
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 03/07/2022 (F)	2,168	2,136
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (L)	758	750
Endurance International Group Holdings Inc., Initial Term Loan, 1st Lien
4.250%, 02/10/2028 (L)	961	950

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Enterprise Development Authority, Term Loan B, 1st Lien
5.000%, 02/18/2028 (L)	$2,818	$2,825
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.859%, VAR LIBOR+3.750%, 10/10/2025 (L)	5,739	4,938
Epic Crude Services LP, Term Loan, 1st Lien
5.260%, VAR LIBOR+5.000%, 03/02/2026	1,711	1,242
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027 (L)	4,341	3,734
eResearchTechnology Inc., Initial Term Loan, 1st Lien
5.500%, 02/04/2027 (L)	2,382	2,383
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, 06/30/2027 (F)	273	269
Forest City Enterprises L.P., Replacement Term Loan, 1st Lien
3.615%, 12/08/2025	551	538
Gannett Holdings LLC, Term Loan, 1st Lien
7.750%, 02/09/2026	1,286	1,294
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 04/01/2024	411	410
Getty Images Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR+4.500%, 02/19/2026 (L)	515	510
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025	214	214
Global Medical Response Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/14/2025	1,006	999
Grab Holdings Inc., Initial Term Loan, 1st Lien
5.500%, 01/29/2026	3,448	3,500
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
3.750%, 08/04/2027 (L)	349	346
Green Energy Partners/Stonewall LLC, Term Loan B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (F)	397	370
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan, 1st Lien
4.750%, 12/01/2027	285	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gulf Finance LLC, Term Loan B, 1st Lien
6.250%, 08/25/2023 (L)	$1,992	$1,645
Hercules Achievement Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/16/2024	307	296
Hoffmaster Group, Term Loan B, 1st Lien
5.000%, 11/21/2023 (F)(L)	505	466
Hub International Limited, Initial Term Loan, 1st Lien
2.965%, VAR LIBOR+3.000%, 04/25/2025 (L)	1,050	1,034
iHeartCommunications Inc., New Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 05/01/2026 (L)	474	468
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, 12/19/2022 (F)	639	635
Informatica LLC, Dollar 2020 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 02/25/2027	97	96
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, 12/15/2027 (K)(L)	229	228
Ivanti Software Inc., First Amendment Term Loan, 1st Lien
4.750%, 12/01/2027 (L)	302	300
Ivanti Software Inc., Initial Term Loan, 1st Lien
5.750%, 12/01/2027	1,525	1,530
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (B)	2,253	6
Journey Personal Care Corp., Initial Term Loan, 1st Lien
5.000%, 03/01/2028 (L)	2,030	2,031
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (F)	62	—
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022 (L)	4,101	4,070
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.000%, 10/01/2024 (K)(L)	5,904	5,720
Liftoff Mobile Inc., Initial Term Loan, 1st Lien
4.250%, 03/17/2028	769	765

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, VAR LIBOR+8.125%, 02/16/2022	$5,371	$5,304
Mavenir Systems Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025 (F)	1,548	1,544
McGraw Hill LLC, Term Loan B, 1st Lien
5.750%, 11/01/2024 (L)	2,082	2,077
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/2025	318	322
Mileage Plus Holdings LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	937	994
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	1,083	1,060
MLN US HoldCo LLC, Term Loan B, 1st Lien
4.603%, VAR LIBOR+4.500%, 11/30/2025	802	702
Monitronics International Inc, Term Loan, 1st Lien
7.750%, 03/29/2024 (F)	218	212
Navitas Midstream Midland Basin LLC, Initial Term Loan, 1st Lien
5.500%, 12/13/2024	1,111	1,110
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
2.860%, VAR LIBOR+3.000%, 10/01/2025	539	530
Optiv, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 02/01/2024	1,293	1,245
Park River Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 12/28/2027	128	127
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 08/01/2024	4,674	4,347
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, 12/07/2026 (L)	1,026	958
Peraton Corp., Delayed Draw Term Loan B, 1st Lien
4.500%, 02/01/2028 (L)	638	637
Peraton Corp., Term Loan B, 1st Lien
4.500%, 02/01/2028 (L)	362	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Petco Health & Wellness Company Inc., Initial Term Loan, 1st Lien
4.000%, 03/03/2028 (L)	$350	$348
PetSmart LLC, Initial Term Loan, 1st Lien
4.250%, 02/11/2028 (L)	2,020	2,016
Plantronics Inc., Initial Term Loan B, 1st Lien
2.615%, 07/02/2025	905	892
Playtika Holding Corp., Term Loan B-1, 1st Lien
2.750%, 03/13/2028 (L)	1,310	1,302
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.212%, 07/31/2025 (L)	4,451	4,037
Premier Brands Group Holdings LLC, Term Loan, 1st Lien
8.254%, 03/19/2024	348	237
8.187%, 03/19/2024	373	254
Rent-A-Center Inc., Initial Term Loan, 1st Lien
4.750%, 02/17/2028	2,618	2,629
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (L)	4,926	2,309
S&S Holdings LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028	758	736
Sabre GLBL Inc., Term Loan B, 1st Lien
4.115%, 12/17/2027	929	938
Schweitzer-Mauduit International Inc., Term Loan B, 1st Lien
4.500%, 01/27/2028 (L)	932	928
Serta Simmons Bedding LLC, Initial Exchange Term Loan, 1st Lien
8.500%, 08/10/2023 (L)	384	366
Shutterfly, Insitutional Term Loan, 1st Lien
7.000%, 09/25/2026 (L)	208	209
SIJ LLC, Term Loan, 1st Lien
10.000%, 07/15/2026 (F)	3,075	3,044
Sotera Health Holdings LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026	1,651	1,645
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
4.615%, 12/22/2025	1,509	1,454
SRS Distribution Inc., Term Loan B, 1st Lien
3.146%, 05/23/2025 (L)	722	714
Staples Inc., 2019 Refinancing New Term Loan B-1, 1st Lien
5.205%, VAR LIBOR+5.000%, 04/16/2026 (L)	3,152	3,070

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Steinway Musical Instruments Inc., Closing Date Loan, 1st Lien
4.750%, 02/14/2025	$448	$442
Sunshine Luxembourg VII S.a.r.l., Term Loan B-3, 1st Lien
4.500%, 10/01/2026 (L)	788	786
Syniverse Holdings Inc., Initial Term Loan, 2nd Lien
10.000%, 03/11/2024	1,125	1,095
Syniverse Holdings Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+5.000%, 03/09/2023 (L)	6,355	6,260
Team Health Holdings Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	4,312	4,000
Thryv Inc., Initial Term Loan, 1st Lien
9.500%, 03/01/2026	1,285	1,286
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.267%, VAR LIBOR+3.000%, 03/28/2025	1,067	1,044
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
4.500%, 01/31/2025 (L)	1,026	908
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
6.500%, VAR LIBOR+4.000%, 09/27/2024 (F)(L)	1,729	1,712
Triton Water Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 03/31/2028 (L)	1,308	1,302
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (L)	1,931	1,951
Twin River Worldwide Holdings Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026 (F)	756	808
U.S. Renal Care Inc., Initial Term Loan, 1st Lien
5.125%, VAR LIBOR+5.000%, 06/26/2026	483	480
Valaris PLC, DIP Term Loan
0.000%, 08/17/2021 (E)(F)(L)	1,115	1,113
VeriFone Systems Inc., Initial Term Loan, 1st Lien
4.182%, 08/20/2025 (L)	1,531	1,492
Vertic Group Corporation, Term Loan, 1st Lien
3.119%, 03/02/2027	149	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Vertical Midco GmbH, Facility B (USD) Term Loan, 1st Lien
4.478%, VAR LIBOR+4.250%, 07/30/2027	$276	$276
White Cap Buyer LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, 10/19/2027	443	442
Wilsonart LLC, Term Loan D, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/19/2023	1,137	1,134
Wilsonart LLC, Term Loan E, 1st Lien
4.500%, 12/19/2026 (L)	695	693
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.365%, 03/01/2026	650	618
Woodford Express LLC, Initial Term Loan, 1st Lien
6.000%, 01/27/2025	1,963	1,781
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 03/09/2027 (L)	307	305

Total Loan Participations (Cost $169,871) ($ Thousands)		171,746

	Shares
COMMON STOCK — 2.0%
21st Century Oncology Private Company *(E)(F)	15,311	172
Aquity Holdings Inc *(F)	85,745	900
Arctic Canadian Diamond Company Ltd.	1,054	–
Aspect Software, Cl CR1 *(F)	27,500	–
Aspect Software, Cl CR2 *(F)	11,134	–
Battalion Oil *	607	7
Berry Corp	331,646	1,827
Cenveo Corporation *(F)	38,426	442
CHC Group LLC *	7,983	–
Chesapeake Energy *	4,043	175
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	364
Copper Property Pass-Through Certificates	147,922	2,590
Cumulus Media Inc, Cl A *	33,499	305
EP Energy *	15,235	1,112
Extraction Oil & Gas *	121,543	4,368
FTS International, Cl A *	51,419	1,272
Global Aviation Holdings Inc, Cl A *(F)	97,655	–
Guitar Center (E)(F)	13,905	1,970
Gymboree *(F)	40,312	20
Hexion Holdings Corp *	105,856	1,588
iHeartMedia Inc *(C)	104,022	1,888
Knight Energy Services *(F)(M)	1,764	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magnachip Semiconductor *	36,341	$905
Medical Card Systems *(F)	284,758	–
Mmodal (Escrow Security) *(F)	67,688	8
Monitronics International Inc *(E)(F)	211,006	2,146
Motors Liquidation GUC Trust	213	–
MYT Holding LLC *(E)(F)	273,738	1,629
Neiman Marcus Group *(F)(G)	6,554	410
Nine West FKA Premier Brands *	92,548	139
Noble Corp	25,319	429
Oasis Petroleum Inc	11,454	680
Parker Drilling *(O)	79,089	522
Penney Borrower LLC	19,723	204
Quad/Graphics Inc	166	1
Reichhold Industries *(E)(F)	1,427	1,809
Remainco LLC *(E)(F)	27,268	33
Remington Outdoor Company Inc *(E)(F)	12,794	–
Rue 21 *	1,835	183
SandRidge Energy *	8,295	33
TE Holdcorp *(F)	50,160	–
Titan Energy LLC *	22,243	2
Tourmaline Oil Corp	75,020	1,428
VICI Properties Inc ‡	52,784	1,491
Whiting Petroleum *	13,557	481
Windstream Services *(F)	10,897	135

Total Common Stock (Cost $34,855) ($ Thousands)		31,668

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.8%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (A)	$260	410
Apollo Commercial Real Estate Finance CV to 50.226
4.750%, 08/23/2022	282	282
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	503
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	100	2
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (A)	270	365
DISH Network CV to 15.343
3.375%, 08/15/2026	1,312	1,261
Golar LNG CV to 26.9925
2.750%, 02/15/2022	556	537
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	1,740	1,713
Liberty Media CV to 16.776
3.750%, 02/15/2030	2,556	1,958
Liberty Media CV to 22.947
4.000%, 11/15/2029	490	375

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	$2,242	$3,010
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	715	837
Twitter CV to 7.6905
0.892%, 03/15/2026 (A)	765	723

Total Convertible Bonds (Cost $10,743) ($ Thousands)		11,976

	Shares
PREFERRED STOCK — 0.4%
Boardriders Inc., 0.000% (E)(F)	215,931	225
Claire’s Stores, 0.000% (E)(F)	792	732
Crestwood Equity Partners, 9.250% (D)(N)	202,389	1,749
Danaher, 5.000%	554	718
FHLMC, 0.000% (D)	16,903	139
FNMA, 0.000% (D)	24,650	200
Foresight, 0.000%	32,601	318
Guitar Center, 0.000% (E)(F)	366	35
Ladenburg Thalmann Financial Services,
6.500%	64,356	1,282
MYT Holding LLC, 0.000%	384,147	388
Neiman Marcus Group, 0.000% (E)(F)	3,938	–
Qurate Retail, 8.000%	2,044	208
TE Holdcorp, 0.000% (F)	87,794	–
ViacomCBS, 5.750%	7,652	514

Total Preferred Stock (Cost $7,070) ($ Thousands)		6,508

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.1%

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.250%, 07/01/2023 (B)(F)	350	292
5.125%, 07/01/2037 (B)	340	278
5.000%, 07/01/2041 (B)	765	618

Total Municipal Bonds (Cost $962) ($ Thousands)		1,188

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.1%
Carestream Health Inc.
Strike Price $– *‡‡(E)(F)	47	$–
Chesapeake Energy, Expires 02/12/2026
Strike Price $36 *	5,032	85
Chesapeake Energy, Expires 02/12/2026
Strike Price $32 *	4,069	80
Chesapeake Energy, Expires 02/12/2026
Strike Price $28 *	3,661	73
Guitar Center, Expires 12/22/2070
Strike Price $100 *(E)(F)	3,680	230
Guitar Center, Expires 12/22/2070
Strike Price $160 *(E)(F)	3,681	152
Guitar Center, Expires 12/30/2027
Strike Price $– *(F)	14,007	–
Noble Corp, Expires 02/05/2028
Strike Price $– *	22,660	121
Remington Outdoor Company Inc
Strike Price $– *‡‡(E)(F)	12,902	–
SandRidge Energy, Expires 10/07/2022
Strike Price $41 *	7,653	–
SandRidge Energy, Expires 10/07/2022
Strike Price $42 *	3,221	–
Windstream
Strike Price $– *‡‡(E)(F)	104	1
Windstream Services
Strike Price $– *‡‡(F)	12,184	157

Total Warrants (Cost $793) ($ Thousands)		899

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(P)	1,141	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	25,175,629	25,176

Total Cash Equivalent (Cost $25,176) ($ Thousands)		25,176

Total Investments in Securities — 100.2% (Cost $1,487,636) ($ Thousands)		$1,554,452

Percentages are based on Net Assets of $1,551,158 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $943,693 ($ Thousands), representing 60.8% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.

(D)	Perpetual security with no stated maturity date.

(E)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2021 was $29,807 ($ Thousands) and represented 1.9% of the Net Assets of the Fund.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)	Securities considered restricted. The total market value of such securities as of March 31, 2021 was $39 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(H)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.

(I)	No interest rate available.

(J)	Warehouse Note - Interest rate and maturity date are unavailable.

(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(L)	Unsettled bank loan. Interest rate may not be available.

(M)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.

(N)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $1,749 ($ Thousands), or 0.1% of the Net Assets of the Fund (See Note 2).

(O)	Securities considered illiquid. The total value of such securities as March 31, 2021 was $522 ($Thousands) and represented 0.0% of the Net Assets of the Fund.

(P)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

Ser — Series

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

High Yield Bond Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,121,551	5,391	1,126,942
Asset-Backed Securities	–	1,233	177,115	178,348
Loan Participations	–	149,338	22,408	171,746
Common Stock	18,450	3,545	9,673	31,668
Convertible Bonds	–	11,976	–	11,976
Preferred Stock	2,545	2,971	992	6,508
Municipal Bonds	–	896	292	1,188
Warrants	–	359	540	899
Affiliated Partnership	–	1	–	1
Cash Equivalent	25,176	–	–	25,176

Total Investments in Securities	46,171	1,291,870	216,411	1,554,452

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Warrants
Balance as of September 30, 2020	$7,108	$114,965	$24,952	$6,107	$1,445	$8	$1,584	$110
Accrued discounts/premiums	(3)	127	126	–	–	(17)	–	–
Realized gain/(loss)	256	868	(483)	(2,199)	77	(38)	101	(58)
Change in unrealized appreciation/ (depreciation)	(909)	55,623	2,326	5,160	(102)	47	11	362
Purchases	105	31,028	3,607	1,762	34	–	–	329
Sales	(3,909)	(25,496)	(8,120)	(1,157)	(100)	–	(1,404)	(203)
Net transfer into Level 3	2,743	–	–	–	1	–	–	–
Net transfer out of Level 3	–	–	–	–	(363)	–	–	–

Ending Balance as of March 31, 2021(1)	$5,391	$177,115	$22,408	$9,673	$992	$–	$292	$540

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,072)	$44,635	$1,292	$1,683	$(102)	$–	$62	$257

(1) Of the $216,411 ($ Thousands) in Level 3 securities as of March 31, 2021, $14,013 ($ Thousands) or 0.9% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 1	$–	$–	$–	$–	$ 1	1,141	$–	$–
SEI Daily Income Trust, Government Fund, Cl F	7,810	325,815	(308,449)	–	–	25,176	25,175,629	2	–

Totals	$7,811	$325,815	$(308,449)	$–	$–	$25,177		$2	$–

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 53.8%

Banks — 2.9%
Banque et Caisse d Epargne de l Etat
0.220%, 04/08/2021 (A)	$4,000	$4,000
HSBC Bank
0.310%, 01/07/2022 (A)	2,000	1,996
0.270%, 02/02/2022 (A)	1,500	1,497
Toronto-Dominion Bank
0.060%, 04/07/2021 (A)(B)	2,000	2,000

		9,493

Consumer Discretionary — 1.7%
American Honda Finance
0.200%, 04/22/2021 (A)	2,900	2,900
Hyundai Capital America
0.210%, 04/13/2021 (A)(B)	2,900	2,900

		5,800

Financials — 44.9%
Alinghi Funding
0.291%, 10/08/2021 (A)(B)	2,000	1,998
0.268%, 12/07/2021 (A)(B)	1,500	1,498
0.260%, 09/16/2021 (A)(B)	3,000	2,997
Antalis
0.200%, 05/11/2021 (A)(B)	1,000	1,000
0.090%, 04/06/2021 (A)(B)	2,000	2,000
ASB Finance
0.199%, 09/13/2021 (A)(B)	2,000	1,999
Autobahn Funding
0.090%, 04/06/2021 (A)(B)	4,000	4,000
Bayerische Landesbank
0.070%, 04/01/2021 (A)	8,000	8,000
0.050%, 04/05/2021 (A)	4,000	4,000
Bedford Row Funding
0.272%, 08/12/2021 (B)	1,000	1,000
0.272%, 11/04/2021 (B)	1,000	1,000
0.271%, 04/26/2021 (A)(B)	1,000	1,000
0.090%, 04/07/2021 (A)(B)	2,000	2,000
BNZ International Funding
0.210%, 08/12/2021 (A)(B)	4,000	3,998
0.205%, 11/16/2021 (A)(B)	2,000	1,998
BPCE
0.336%, 12/01/2021 (A)(B)	2,000	1,997
0.336%, 12/09/2021 (A)(B)	2,000	1,997
0.301%, 05/13/2021 (A)(B)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Caisse d’Amortissement de la Dette Sociale
0.259%, 06/22/2021 (A)(B)	$2,000	$1,999
Citigroup Global Markets
0.261%, 06/04/2021 (A)(B)	4,000	3,999
Concord Minutemen Capital
0.386%, 06/14/2021 (A)(B)	350	350
Credit Industriel et Commercial
0.250%, 07/01/2021 (A)(B)	4,000	3,999
Crown Point Capital
0.260%, 04/01/2021 (A)(B)	5,000	5,000
0.231%, 10/29/2021 (A)(B)	1,500	1,498
DBS Bank
0.229%, 07/06/2021 (A)(B)	4,000	3,998
0.219%, 04/23/2021 (A)(B)	5,000	5,000
Erste Abwicklungsanstalt
0.050%, 04/01/2021 (A)(B)	10,000	10,000
Fairway Finance
0.260%, 07/08/2021 (A)(B)	2,000	1,999
Federation des Caisses Desjardins du Quebec
0.090%, 04/08/2021 (A)(B)	6,000	6,000
Landesbank Baden-Wuerttemberg NY
0.090%, 04/01/2021 (A)	7,000	7,000
Lime Funding
0.208%, 08/05/2021 (A)(B)	1,000	999
Longship Funding
0.060%, 04/06/2021 (A)(B)	7,000	7,000
Mackinac Funding
0.288%, 04/15/2021 (A)(B)	2,000	2,000
Macquarie Bank
0.175%, 06/01/2021 (A)(B)	3,000	2,999
Mitsubishi UFJ Trust & Banking
0.260%, 04/19/2021 (A)(B)	3,000	3,000
Mizuho Bank NY
0.150%, 04/12/2021 (A)(B)	5,000	5,000
National Bank of Canada
0.200%, 10/25/2021 (A)(B)	3,000	2,997
National Securities Clearing
0.100%, 04/06/2021 (A)(B)	7,000	7,000
Natixis NY
0.290%, 05/18/2021 (A)	2,000	2,000
Nieuw Amsterdam Receivables
0.148%, 06/03/2021 (A)(B)	2,000	1,999
Oversea-Chinese Banking
0.279%, 06/21/2021 (B)	2,000	1,999
PSP Capital
0.220%, 04/14/2021 (A)(B)	3,000	3,000
Ridgefield Funding
0.260%, 05/10/2021 (A)(B)	2,000	2,000
0.259%, 05/11/2021 (A)(B)	2,000	2,000
Societe Generale
0.301%, 06/02/2021 (A)(B)	2,000	1,999

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Suncorp-Metway
0.260%, 04/07/2021 (A)(B)	$3,500	$3,500
Swedbank NY
0.050%, 04/01/2021 (A)	5,000	5,000

		148,816

Health Care — 0.9%
UnitedHealth Group
0.150%, 04/21/2021 (A)(B)	2,900	2,900

Industrials — 0.9%
Hitachi America Capital
0.170%, 04/08/2021 (A)(B)	2,900	2,900

Materials — 0.8%
Amcor Flexibles North America
0.180%, 04/09/2021 (A)(B)	2,750	2,750

Utilities — 1.7%
American Water Capital
0.130%, 04/08/2021 (A)(B)	2,900	2,900
PPL Electric Utilities
0.140%, 04/05/2021 (A)(B)	2,900	2,900

		5,800

Total Commercial Paper
(Cost $178,441) ($ Thousands)		178,459

CORPORATE OBLIGATIONS — 3.6%

Consumer Discretionary — 1.2%
Jets Stadium Development
0.160%, VAR N/A0.000%,
04/01/2047 (B)(D)	4,000	4,000

Financials — 2.4%
Bank of Montreal
0.222%, VAR ICE LIBOR USD 3
Month+0.040%, 09/17/2021	2,000	2,000
Canadian Imperial Bank of Commerce NY
0.358%, VAR ICE LIBOR USD 3 Month+0.140%, 07/23/2021	1,500	1,501
Credit Suisse NY
0.310%, VAR United States Secured Overnight Financing Rate+0.300%, 11/16/2021	2,000	2,002
DNB Bank
0.395%, VAR ICE LIBOR USD 3 Month+0.200%, 05/05/2021	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Svenska Handelsbanken NY
0.300%, VAR ICE LIBOR USD 3 Month+0.110%, 06/16/2021	$1,000	$1,000

		8,003

Total Corporate Obligations (Cost $12,000) ($ Thousands)		12,003

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes
0.240%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	1,000	1,001

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)		1,001

CERTIFICATES OF DEPOSIT — 37.3%
Australia & New Zealand Banking Group
0.215%, 03/09/2022 (B)	1,500	1,500
0.214%, 03/02/2022 (B)	1,000	1,000
Bank of America
0.275%, 10/01/2021	500	500
Bank of Montreal
0.311%, 06/24/2021	1,000	1,000
0.243%, 08/06/2021	2,000	2,001
0.225%, 02/23/2022	1,000	1,000
Bank of Nova Scotia
0.225%, 08/10/2021 (B)	1,500	1,500
Bedford Row Funding
0.253%, 09/27/2021	3,000	3,000
Canadian Imperial Bank of Commerce NY
0.353%, 08/06/2021	1,000	1,001
0.344%, 01/14/2022	1,000	1,001
0.278%, 10/04/2021	1,500	1,500
0.060%, 04/05/2021	5,000	5,000
Citibank
0.270%, 06/14/2021	3,000	3,001
Cooperatieve Rabobank UA
0.250%, 08/16/2021	2,000	2,000
Credit Industriel et Commercial
0.370%, 06/18/2021	1,000	1,000
Credit Suisse NY
0.300%, 08/23/2021	1,000	1,000
0.240%, 04/08/2022	1,500	1,500
DNB Bank
0.301%, 06/25/2021 (B)	2,000	2,001
DZ Bank AG
0.140%, 04/14/2021	5,000	5,000

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
HSBC Bank
0.330%, 08/31/2021 (B)	$2,000	$2,001
Kookmin Bank
0.334%, 02/07/2022	1,000	1,000
Landesbank Baden-Wuerttemberg NY
0.250%, 07/08/2021	3,000	3,001
Mizuho Bank NY
0.280%, 05/10/2021	3,000	3,001
0.260%, 08/06/2021	3,000	3,001
0.210%, 08/26/2021	2,000	2,000
MUFG Bank NY
0.240%, 10/22/2021	1,000	1,000
0.240%, 10/27/2021	3,000	3,001
National Australia Bank
0.354%, 07/08/2021 (B)	1,000	1,001
0.233%, 03/29/2022 (B)	1,500	1,500
Nordea Bank Abp NY
0.285%, 06/09/2021	1,500	1,500
Norinchukin Bank
0.225%, 09/27/2021	1,500	1,500
0.060%, 04/01/2021	8,500	8,500
Oversea-Chinese Banking
0.110%, 04/06/2021	7,000	7,000
Royal Bank of Canada
0.650%, 05/03/2021	1,000	1,001
0.430%, 07/26/2021	1,500	1,502
0.273%, 12/10/2021	1,000	1,000
Skandinaviska Enskilda Banken NY
0.250%, 05/13/2021	2,000	2,000
Standard Chartered Bank NY
0.214%, 09/03/2021	3,000	3,000
Sumitomo Mitsui Banking
0.280%, 06/01/2021	2,000	2,001
0.270%, 05/03/2021	2,000	2,000
0.260%, 07/06/2021	3,000	3,001
0.224%, 09/13/2021	2,000	2,000
0.050%, 04/05/2021	9,000	9,000
Svenska Handelsbanken NY
0.231%, 08/09/2021	1,750	1,750
0.208%, 09/02/2021	1,000	1,000
Swedbank NY
0.274%, 10/20/2021	2,000	2,000
0.250%, 07/26/2021	2,000	2,001
Toronto-Dominion Bank
0.430%, 07/28/2021	1,500	1,501
0.400%, 08/16/2021	1,000	1,001
0.276%, 08/24/2021	1,000	1,000
0.250%, 02/18/2022	2,000	2,000
UBS AG
0.395%, 07/09/2021	1,500	1,500
0.220%, 02/08/2022	2,500	2,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Westpac Banking
0.358%, 07/02/2021 (B)	$1,000	$1,000
0.213%, 02/04/2022 (B)	1,500	1,500
0.202%, 02/17/2022 (B)	2,800	2,800
0.191%, 09/01/2021 (B)	1,000	1,000

Total Certificates of Deposit (Cost $123,550) ($ Thousands)		123,568

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	695,388	695

Total Cash Equivalent (Cost $695) ($ Thousands)		695

	Face Amount (Thousands)

REPURCHASE AGREEMENTS — 4.9%
Bank of America Securities 0.010%, dated 3/31/2021, to be repurchased on 4/01/2021, repurchase price $6,000,002 (collateralized by various GNMA obligations, ranging in par value $299,938 - $2,465,280, 2.020% - 5.000%, 4/20/2041 - 2/20/2050; with total market value $2,040,000) (C)	6,000	6,000
Goldman Sachs & Co 0.010%, dated 3/31/2021, to be repurchased on 4/01/2021, repurchase price $2,000,001 (collateralized by GNMA obligation, par value $7,040,200, 4.500%, 6/20/2050; with total market value $6,120,000) (C)	2,000	2,000
TD Securities 0.010%, dated 3/31/2021, to be repurchased on 4/01/2021, repurchase price $8,000,002 (collateralized by various U.S Treasury obligations, ranging in par value $107,000 - $999,500, 0.500% - 2.750%, 6/30/2021 - 11/15/2029; with total market value $8,160,088) (C)	8,000	8,000

Total Repurchase Agreements (Cost $16,000) ($ Thousands)		16,000

Total Investments in Securities - 100.1% (Cost $331,686) ($ Thousands)		$331,726

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Conservative Income Fund (Concluded)

Percentages are based on Net Assets of $331,066 ($Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $162,869 ($Thousands), representing 49.2% of the Net Assets of the Fund.

(C)	Tri-Party Repurchase Agreement.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	178,459	–	178,459
Corporate Obligations	–	12,003	–	12,003
U.S. Treasury Obligation	–	1,001	–	1,001
Certificates of Deposit	–	123,568	–	123,568
Cash Equivalent	695	–	–	695
Repurchase Agreements	–	16,000	–	16,000

Total Investments in Securities	695	331,031	–	331,726

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 716	$ 2,971	$ (2,992)	$ —	$ —	$ 695	695,388	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Free Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 76.8%

Alaska — 0.5%
Alaska State, Housing Finance, Ser B, RB Callable 04/08/2021 @ 100
0.050%, 12/01/2030 (A)	$960	$960

Arizona — 0.7%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB Callable 04/05/2021 @ 100
0.110%, 09/01/2035 (A)(B)	1,500	1,500

California — 4.9%
Los Angeles County, Schools Pooled Financing Program, Ser B-3, RB
2.000%, 12/30/2021	1,000	1,014
Riverside County, Office of Education Pooled Notes, Ser A, RB
2.000%, 12/01/2021	4,000	4,050
Southern California, Metropolitan Water District, Sub-Ser C, RB
0.320%, 07/01/2047 (A)	5,000	5,000

		10,064

Colorado — 0.8%
University of Colorado, Ser A-1, RB Callable 04/05/2021 @ 100
0.050%, 06/01/2050 (A)	1,600	1,600

Connecticut — 2.9%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB Callable 04/05/2021 @ 100
0.070%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB Callable 04/05/2021 @ 100
0.070%, 11/15/2045 (A)	375	375
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB Callable 04/05/2021 @ 100
0.070%, 05/15/2040 (A)	1,300	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Ser C, GO Callable 04/05/2021 @ 100
0.120%, 05/15/2034 (A)	$3,170	$3,170

		5,995

District of Columbia — 3.4%
District of Columbia, Medlantic/Helix Project, Ser A, RB Callable 05/03/2021 @ 100
0.040%, 08/15/2038 (A)(B)	2,300	2,300
RBC Municipal Products Trust, Ser 2018-G63, GO
0.100%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB Callable 10/01/2029 @ 100
0.100%, 10/01/2053 (A)(B)(C)	2,650	2,650

		6,950

Florida — 4.2%
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB Callable 04/05/2021 @ 100
0.090%, 04/01/2032 (A)(B)	2,895	2,895
Palm Beach County, Raymond Kravis Center Project, RB Callable 05/03/2021 @ 100
0.060%, 07/01/2032 (A)(B)	5,885	5,885

		8,780

Georgia — 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB Callable 04/05/2021 @ 100
0.060%, 01/01/2048 (A)(B)	2,000	2,000

Illinois — 7.1%
Aurora, Fox Valley Counseling Center, RB Callable 04/05/2021 @ 100
0.080%, 05/01/2028 (A)(B)	1,710	1,710
Illinois State, Development Finance Authority, Glenwood School For Boys, RB Callable 04/05/2021 @ 100
0.090%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB Callable 04/05/2021 @ 100
0.090%, 06/01/2029 (A)(B)	3,500	3,500

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Northwestern University, Sub-Ser, RB Callable 04/05/2021 @ 100
0.070%, 12/01/2046 (A)	$1,980	$1,980
Tender Option Bond Trust Receipts, Ser 2015-XF1043, GO
0.120%, 03/01/2033 (A)(B)(C)	4,250	4,250
University of Illinois, Hospital & Health Sciences System, Ser B, RB Callable 04/05/2021 @ 100
0.090%, 10/01/2026 (A)(B)	1,200	1,200

		14,640

Iowa — 7.8%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 04/05/2021 @ 100
0.140%, 04/01/2022 (A)(B)	7,000	7,000
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB Callable 05/03/2021 @ 100
0.080%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB Callable 04/05/2021 @ 100
0.080%, 05/01/2023 (A)	3,000	3,000
Iowa State, Finance Authority, RB, GNMA/ FNMA/FHLMC Callable 04/05/2021 @ 100
0.060%, 07/01/2046 (A)	625	625
Iowa State, Finance Authority, Ser B-RE, RB, GNMA/FNMA/FHLMC Callable 04/05/2021 @ 100
0.070%, 07/01/2047 (A)	2,000	2,000
Iowa State, Finance Authority, UnityPoint Health Project, RB Callable 04/05/2021 @ 100
0.020%, 02/15/2039 (A)(B)	2,000	2,000

		16,125

Louisiana — 2.5%
Louisiana State, Offshore Terminal Authority, RB Callable 05/03/2021 @ 100
0.080%, 09/01/2033 (A)(B)	1,850	1,850
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB Callable 04/05/2021 @ 100
0.050%, 12/01/2043 (A)	2,300	2,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Linlake Ventures Project, RB Callable 05/03/2021 @ 100
0.050%, 01/01/2037 (A)	$1,000	$1,000

		5,150

Maryland — 0.8%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB Callable 05/03/2021 @ 100
0.110%, 02/01/2041 (A)	1,070	1,070
Maryland State, Health & Higher Educational Facilities Authority, Anne Arundel Health System Project, Ser B, RB Callable 04/05/2021 @ 100
0.080%, 07/01/2043 (A)(B)	500	500

		1,570

Massachusetts — 1.4%
Truro, GO
2.000%, 06/11/2021	2,900	2,910

Michigan — 2.4%
Central Michigan University, Ser A, RB Callable 04/05/2021 @ 100
0.070%, 10/01/2032 (A)(B)	1,400	1,400
Michigan State University, Ser A, RB Callable 04/05/2021 @ 100
0.060%, 02/15/2033 (A)	1,700	1,700
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D, RB Callable 05/03/2021 @ 100
0.110%, 06/01/2030 (A)	1,900	1,900

		5,000

Minnesota — 0.2%
Minneapolis, University Gateway Project, RB
0.060%, 12/01/2040 (A)	500	500

Mississippi — 2.6%
Jackson County, Chevron USA Project, RB Callable 05/03/2021 @ 100
0.020%, 06/01/2023 (A)	4,100	4,100
Mississippi State, Business Finance, Chevron, Ser L, RB Callable 05/03/2021 @ 100
0.020%, 11/01/2035 (A)	1,300	1,300

		5,400

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Missouri — 2.1%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB Callable 04/05/2021 @ 100
0.080%, 04/15/2034 (A)(B)	$920	$920
RBC Municipal Products Trust, Ser C-16, RB
0.130%, 09/01/2039 (A)(B)(C)	3,500	3,500

		4,420

Nevada — 0.3%
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB Callable 07/01/2029 @ 100
0.120%, 07/01/2050 (A)(C)	700	700

New Jersey — 2.4%
Jersey City, Ser C, GO
2.000%, 06/17/2021	5,000	5,020

New York — 5.4%
Carmel, Central School District, GO
1.500%, 06/17/2021	2,000	2,005
New York City, Health and Hospitals, Ser B, RB Callable 04/05/2021 @ 100
0.060%, 02/15/2031 (A)(B)	400	400
New York City, Water & Sewer System, RB Callable 04/05/2021 @ 100
0.030%, 06/15/2048 (A)	2,300	2,300
New York State, Housing Finance Agency, Ser A, RB
0.080%, 11/01/2050 (A)(B)	1,000	1,000
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB Callable 04/05/2021 @ 100
0.120%, 08/01/2036 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 04/05/2021 @ 100
0.120%, 06/01/2024 (A)(B)	445	445
RBC Municipal Products Trust, Ser 2018-G5, GO
0.100%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB Callable 02/15/2027 @ 100
0.160%, 02/15/2042 (A)(C)	2,000	2,000

		11,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Carolina — 1.1%
North Carolina, Medical Care Commission, Ser A, RB Callable 04/05/2021 @ 100
0.060%, 10/01/2035 (A)	$800	$800
Raleigh, Downtown Improvement Project, Ser A, RB Callable 05/03/2021 @ 100
0.060%, 06/01/2034 (A)	1,460	1,460

		2,260

North Dakota — 1.5%
North Dakota, Housing Finance Agency, Ser H, RB Callable 04/05/2021 @ 100
0.070%, 07/01/2039 (A)	3,100	3,100

Ohio — 2.4%
Akron, Bath Copley Joint Township Hospital District, Ser B-R, RB Callable 04/05/2021 @ 100
0.070%, 11/15/2047 (A)(B)	1,230	1,230
Fairborn, School District, School Facilities Construction and Improvement, Ser A, GO
4.000%, 12/01/2021	350	359
Franklin County, Hospital Facilities Revenue, RB Callable 04/05/2021 @ 100
0.060%, 11/15/2041 (A)	500	500
Franklin County, Hospital Facilities Revenue, Sub-Ser R, RB Callable 04/05/2021 @ 100
0.070%, 12/01/2028 (A)(B)	1,065	1,065
Hamilton County, Health Care Facilities Authority, Children’s Home Project, RB Callable 04/05/2021 @ 100
0.080%, 03/01/2033 (A)(B)	800	800
Parma, GO
1.000%, 07/22/2021	1,000	1,002

		4,956

Oregon — 0.5%
Oregon State, Facilities Authority, Ser B, RB Callable 04/05/2021 @ 100
0.020%, 08/01/2034 (A)(B)	1,100	1,100

Pennsylvania — 3.1%
Emmaus, General Authority, RB
0.050%, 12/01/2028	200	200

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC Callable 05/01/2021 @ 100
0.130%, 11/15/2029 (A)	$175	$175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB Callable 04/05/2021 @ 100
0.090%, 12/01/2037 (A)(B)	3,000	3,000
Philadelphia Gas Works, Ser D, RB Callable 05/03/2021 @ 100
0.060%, 08/01/2031 (A)(B)	600	600
Philadelphia, Ser A, RB
4.000%, 06/30/2021	2,000	2,019
South Central, General Authority, Wellspan Health Highland Groups, RB Callable 04/05/2021 @ 100
0.100%, 06/01/2037 (A)	500	500

		6,494

Tennessee — 1.0%
Clarksville, Public Building Authority, Pooled Financing, RB Callable 05/01/2021 @ 100
0.110%, 06/01/2029 (A)(B)	2,000	2,000

Texas — 11.8%
Denton, Independent School District, Ser B, GO Callable 04/05/2021 @ 100
0.090%, 08/01/2035 (A)	840	840
Harris County, Health Facilities Development Authority, Methodist Hospital System Project, RB Callable 04/05/2021 @ 100
0.010%, 12/01/2041 (A)	1,500	1,500
Houston, Combined Utility System Revenue, RB Callable 04/05/2021 @ 100
0.070%, 05/15/2034 (A)(B)	1,125	1,125
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
0.170%, 06/15/2027 (A)(C)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB Callable 06/01/2021 @ 100
0.100%, 03/01/2039 (A)	5,300	5,300
0.100%, 03/01/2042 (A)	2,500	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB Callable 05/03/2021 @ 100
0.100%, 12/01/2040 (A)	$1,000	$1,000
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB Callable 04/05/2021 @ 100
0.070%, 07/01/2047 (A)(B)	1,525	1,525
Tarrant County, Cultural Education Facilities Finance, Methodist Hospitals of Dallas Project, Ser R, RB Callable 04/05/2021 @ 100
0.020%, 10/01/2041 (A)(B)	1,800	1,800
Texas State, Veterans Bonds, GO Callable 05/03/2021 @ 100
0.100%, 12/01/2047 (A)	2,230	2,230
0.090%, 12/01/2046 (A)	1,100	1,100
0.070%, 12/01/2040 (A)	700	700
Texas State, Veterans Bonds, Ser A, GO
0.070%, 06/01/2041 (A)	300	300
Texas State, Veterans Bonds, Ser B, GO
0.070%, 12/01/2042 (A)	2,750	2,750
Texas State, Veterans Bonds, Ser B, GO Callable 05/03/2021 @ 100
0.070%, 06/01/2046 (A)	285	285

		24,455

Virginia — 0.7%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB Callable 04/05/2021 @ 100
0.070%, 05/15/2042 (A)	635	635
Loudoun County, Economic Development Authority, Howard Hughes Institute, Ser F, RB Callable 05/03/2021 @ 100
0.080%, 02/15/2038 (A)	900	900

		1,535

Washington — 0.1%
Port Tacoma, Sub-Ser B, RB Callable 04/05/2021 @ 100
0.070%, 12/01/2044 (A)(B)	300	300

West Virginia — 0.2%
West Virginia, Hospital Finance Authority, West Virginia University, RB Callable 04/05/2021 @ 100
0.070%, 06/01/2034 (A)(B)	475	475

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 1.0%
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 04/05/2021 @ 100
0.070%, 05/01/2046 (A)	$2,000	$2,000

Total Municipal Bonds
(Cost $159,202) ($ Thousands)		159,209

TAX-EXEMPT COMMERCIAL PAPER — 23.1%
Brownsville, Utility System
0.220%, 12/16/2021	1,500	1,500
Fort Bend, Independent School District
0.110%, 04/28/2021	1,000	1,000
Garland, Water & Sewer
0.150%, 05/25/2021	4,000	4,000
Honolulu City and County
0.160%, 07/07/2021	4,000	4,000
King County
0.130%, 05/19/2021	1,000	1,000
0.100%, 06/03/2021	1,000	1,000
Memphis
0.100%, 05/06/2021	5,000	5,000
Michigan State University
0.110%, 05/06/2021	5,000	5,000
New York State, Power Authority
0.290%, 07/13/2021	2,000	2,001
North East, Independent School District
0.210%, 05/03/2021	7,000	7,000
Omaha, Public Power District
0.130%, 05/06/2021	1,000	1,000
Port Authority of New York & New Jersey
0.120%, 06/09/2021	1,525	1,525
San Diego, Public Facilities Financing Authority
0.100%, 04/21/2021	5,000	5,000
University of Minnesota
0.110%, 05/20/2021	3,000	3,000
University of Texas
0.120%, 05/19/2021	900	900
0.100%, 05/20/2021	2,000	2,000
University of Washington
0.150%, 07/07/2021	3,000	3,000

Total Tax-Exempt Commercial Paper
(Cost $47,925) ($ Thousands)		47,926

Total Investments in Securities — 99.9%
(Cost $207,127) ($ Thousands)		$207,135

Percentages are based on Net Assets of $207,338 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $18,500 ($ Thousands), representing 8.9% of the Net Assets of the Fund.

AGC — Assured Guaranty Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of March 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Real Return Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$10,450	$12,239
2.000%, 01/15/2026	7,624	9,007
0.625%, 04/15/2023	15,956	16,982
0.625%, 01/15/2024	17,914	19,416
0.625%, 01/15/2026	14,115	15,689
0.500%, 04/15/2024	9,973	10,808
0.375%, 07/15/2023	18,607	19,927
0.375%, 07/15/2025	16,154	17,790
0.250%, 01/15/2025	16,819	18,260
0.125%, 04/15/2022	16,049	16,507
0.125%, 07/15/2022	15,630	16,247
0.125%, 01/15/2023	19,029	19,956
0.125%, 07/15/2024	16,409	17,751
0.125%, 10/15/2024	13,692	14,806
0.125%, 04/15/2025	11,454	12,396
0.125%, 10/15/2025	13,844	15,075
0.125%, 10/15/2025	83	90

Total U.S. Treasury Obligations (Cost $240,352) ($ Thousands)		252,946

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,342,207	$1,342

Total Cash Equivalent (Cost $1,342) ($ Thousands)		1,342

Total Investments in Securities — 100.1% (Cost $241,694) ($ Thousands)		$254,288

Percentages are based on Net Assets of $254,159 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	252,946	–	252,946
Cash Equivalent	1,342	–	–	1,342

Total Investments in Securities	1,342	252,946	–	254,288

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 394	$ 17,932	$ (16,984)	$ —	$ —	$ 1,342	1,342,207	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.0%

Communication Services — 9.8%
Alphabet Inc, Cl A *	1.7%	6,710	$13,839
Alphabet Inc, Cl C *	1.6	6,383	13,204
AT&T Inc	0.6	158,703	4,804
Comcast Corp, Cl A	0.7	101,680	5,502
Facebook Inc, Cl A *	1.9	53,451	15,743
Netflix Inc *	0.6	9,781	5,102
Verizon Communications Inc	0.6	92,098	5,356
Walt Disney Co/The	0.9	40,250	7,427
Other Securities	1.2		10,642

			81,619

Consumer Discretionary — 11.0%
Amazon.com Inc, Cl A *	3.5	9,463	29,279
Home Depot Inc/The	0.9	23,882	7,290
McDonald’s Corp	0.4	16,607	3,722
NIKE Inc, Cl B	0.5	28,238	3,753
Tesla Inc *	1.4	17,081	11,409
Other Securities	4.3		36,708

			92,161

Consumer Staples — 5.5%
Coca-Cola Co/The	0.5	86,282	4,548
Costco Wholesale Corp	0.4	9,776	3,446
PepsiCo Inc	0.5	30,640	4,334
Procter & Gamble Co/The	0.9	54,766	7,417
Walmart Inc	0.5	30,876	4,194
Other Securities	2.7		21,987

			45,926

Energy — 2.5%
Chevron Corp	0.5	42,823	4,487
Exxon Mobil Corp	0.6	94,200	5,259
Other Securities	1.4		11,181

			20,927

Financials — 9.8%
Bank of America Corp	0.8	169,073	6,541
Berkshire Hathaway Inc, Cl B *	1.3	42,330	10,814
Citigroup Inc	0.4	46,445	3,379
JPMorgan Chase & Co	1.2	67,717	10,308

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	0.4%	91,933	$3,592
Other Securities	5.7		47,478

			82,112

Health Care — 11.1%
Abbott Laboratories	0.6	39,424	4,725
AbbVie Inc	0.5	39,241	4,247
Eli Lilly and Co	0.4	17,666	3,300
Johnson & Johnson	1.2	58,344	9,589
Merck & Co Inc	0.5	56,266	4,338
Pfizer Inc	0.5	124,057	4,495
Thermo Fisher Scientific Inc	0.5	8,776	4,005
UnitedHealth Group Inc	0.9	20,991	7,810
Other Securities	6.0		50,651

			93,160

Industrials — 7.4%
Honeywell International Inc	0.4	15,452	3,354
Union Pacific Corp	0.4	14,842	3,271
Other Securities	6.6		55,627

			62,252

Information Technology — 23.3%
Adobe Inc *	0.6	10,633	5,055
Apple Inc	5.1	350,560	42,821
Broadcom Inc	0.5	9,075	4,208
Cisco Systems Inc/Delaware	0.6	93,972	4,859
Intel Corp	0.7	90,397	5,785
Mastercard Inc, Cl A	0.8	19,482	6,937
Microsoft Corp	4.7	167,534	39,499
NVIDIA Corp	0.9	13,728	7,330
PayPal Holdings Inc *	0.8	25,985	6,310
QUALCOMM Inc	0.4	25,268	3,350
salesforce.com Inc *	0.5	20,372	4,316
Texas Instruments Inc	0.5	20,511	3,876
Visa Inc, Cl A	1.0	37,732	7,989
Other Securities	6.2		52,815

			195,150

Materials — 2.0%
Other Securities	2.0		16,455

Real Estate — 2.2%
Other Securities ‡	2.2		18,465

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	141

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.4%
NextEra Energy Inc	0.4%	43,592	$3,296
Other Securities	2.0		16,605

			19,901

Total Common Stock
(Cost $363,574) ($ Thousands)			728,128

FOREIGN COMMON STOCK — 2.2%

Consumer Discretionary — 0.1%
Other Securities	0.1		833

Financials — 0.2%
Other Securities	0.2		1,805

Health Care — 0.5%
Medtronic PLC	0.4	29,941	3,537
Other Securities	0.1		486

			4,023

Industrials — 0.5%
Other Securities	0.5		3,762

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Information Technology — 0.5%
Accenture PLC, Cl A	0.4%	14,048	$3,881
Other Securities	0.1		333

			4,214

Materials — 0.4%
Other Securities	0.4		3,653

Total Foreign Common Stock
(Cost $9,664) ($ Thousands)			18,290

Total Investments in Securities — 89.2%
(Cost $373,238) ($ Thousands)			$746,418

		Contracts

PURCHASED OPTION* — 0.4%
Total Purchased Option (A)
(Cost $823) ($ Thousands)		185,919,788	$3,393

PURCHASED SWAPTIONS* — 2.3%
Total Purchased Swaption (B)
(Cost $5,038) ($ Thousands)		612,455,481	$19,052

A list of the open option contracts held by the Fund at March 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.4%
Call Options
EUR PUT USD CALL*	185,919,788	$823	$1.19	4/17/2021	$3,393

Total Purchased Option		$823			$3,393

† Represents Cost

A list of the open OTC swaption contracts held by the Fund at March 31, 2021 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 2.3%
Call Swaptions
CMS One Look*	Bank of America Merill Lynch	80,642,481	$2.00	08/19/2023	$11,776
CMS One Look*	Bank of America Merill Lynch	531,813,000	$0.14	07/17/2021	7,276

Total Purchased Swaptions		612,455,481			$19,052

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	114	Jun-2021	$12,502	$12,494	$(8)
S&P 500 Index E-MINI^	364	Jun-2021	71,297	72,207	910

			$83,799	$84,701	$902

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized (Depreciation) (Thousands)

Bank of America	01/11/22	USD	170	SAR	637	$—

Bank of America	01/11/22	SAR	157,631	USD	41,965	(50)

						$(50)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
1Y CPI-CPURNSA	2.1475%	Annually	12/10/2030	USD	27,761	$ 1,265	$ –	$ 1,265

A list of the open OTC swap agreements held by the Fund at March 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	12 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	05/18/2021	USD	(47,209)	$(992)	$–	$(992)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	7 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	06/18/2021	USD	(33,924)	(268)	–	(268)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	0.10%	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	12/09/2021	USD	(37,166)	(861)	–	(861)
BNP Paribas	BLOOMBERG COMMODITY INDEX TOTAL RETURN	USD LIBOR 3-Months	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	12/16/2021	USD	(13,566)	(172)	–	(172)

								$(2,293)	$–	$(2,293)

Percentages are based on a Net Assets of $836,723 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2021.

(A)	Refer to table below for details on Options Contracts.

(B)	Refer to table below for details on Swaption Contracts.

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

Ltd. — Limited

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SAR — Saudi Riyal

USD — U.S. Dollar

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	143

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Concluded)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	728,128	–	–	728,128
Foreign Common Stock	18,290	–	–	18,290

Total Investments in Securities	746,418	–	–	746,418

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Option	3,393	–	–	3,393
Purchased Swaptions	–	19,052	–	19,052
Futures Contracts*
Unrealized Appreciation	910	–	–	910
Unrealized Depreciation	(8)	–	–	(8)
Forwards Contracts*
Unrealized Depreciation	–	(50)	–	(50)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,265	–	1,265
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(2,293)	–	(2,293)

Total Other Financial Instruments	4,295	17,974	–	22,269

* Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instruments.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 37.6%

Communication Services — 4.3%
Activision Blizzard Inc	16,210	$1,507
AT&T Inc	24,982	756
Bumble, Cl A	41,806	2,608
Cinemark Holdings Inc	117,970	2,408
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	13
Cumulus Media Inc, Cl A *	5,075	46
DISH Network Corp, Cl A *	40,431	1,464
iHeartMedia Inc *(A)	5,524	100
Intelsat *(B)	9,697	4
Marcus Corp/The	25,891	518
News Corp, Cl A	88,191	2,243
Sciplay, Cl A *	2,609	42
Snap Inc, Cl A *	53,694	2,808
Take-Two Interactive Software Inc, Cl A *	4,259	753
United States Cellular Corp *	3,164	115
Urban One, Cl A	12,426	67
ViacomCBS Inc, Cl B	32,100	1,448
Vonage Holdings Corp *	54,396	643
Walt Disney Co/The	4,965	916
Warner Music Group, Cl A	23,546	808
Windstream Services *(C)	5,206	64
Zillow Group Inc, Cl A *	9,140	1,201

		20,532

Consumer Discretionary — 3.4%
Accel Entertainment, Cl A *	6,302	69
Aramark	18,683	706
BorgWarner Inc	49,480	2,294
Caleres Inc (N)	115,062	2,508
Cenveo Corporation *(C)	2,777	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coupang, Cl A	7,125	$352
Everi Holdings Inc *	5,329	75
Full House Resorts *	47,796	407
Garrett Motion Inc *(B)	342,910	1,780
General Motors Co	582	33
Guitar Center *(D)	2,167	307
Harley-Davidson Inc, Cl A	21,524	863
MercadoLibre Inc *	611	899
Monitronics International Inc *(C)(D)	9,238	94
Red Rock Resorts Inc, Cl A	21,657	706
Ulta Beauty Inc *	7,904	2,444
Vivint Smart Home *	1,973	28
Wynn Resorts Ltd	20,160	2,527

		16,124

Consumer Staples — 0.7%
Coty Inc, Cl A	271,783	2,448
Molson Coors Beverage Co, Cl B	15,090	772
Tyson Foods Inc, Cl A	388	29

		3,249

Energy — 0.7%
APA	140,520	2,515
Chesapeake Energy *	8,498	369
Extraction Oil & Gas *	8,373	301
NextDecade *	14,675	39
Parker Drilling *	4,414	29

		3,253

Financials — 11.9%
26 Capital Acquisition	7,116	71
26 Capital Acquisition, Cl A	56	1
7GC & Holdings *	5,284	54
7GC & Holdings, Cl A *	5,766	57
890 5th Avenue Partners	1,942	19
Accelerate Acquisition	12,958	129
ACON S2 Acquisition *	5,474	54
ACON S2 Acquisition, Cl A	9,212	90
Adara Acquisition	1,018	10
Adit EdTech Acquisition	21,242	208
AEA-Bridges Impact, Cl A	4,074	40
Aequi Acquisition *	11,216	112
Agile Growth	14,089	140
Alkuri Global Acquisition *	12,804	126
Alpha Capital Acquisition	1,119	11
Altimar Acquisition II	2,760	28
Altimar Acquisition III	1,680	17
Altimeter Growth *	34,185	418
Anzu Special Acquisition I *	43,233	431
Apollo Strategic Growth Capital II *	102	1
Arctos NorthStar Acquisition	15,390	154
Ares Acquisition *	3,240	32
Arrowroot Acquisition	23,729	236
Astrea Acquisition	35,167	348

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Athlon Acquisition	9,126	$90
Athlon Acquisition, Cl A	1,620	16
Atlantic Avenue Acquisition, Cl A *	75,497	732
Atlantic Coastal Acquisition	17,080	168
Austerlitz Acquisition I *	5,092	51
Austerlitz Acquisition II	5,092	51
Authentic Equity Acquisition *	29,762	294
Authentic Equity Acquisition, Cl A	7,484	73
Avanti Acquisition *	4,355	45
Avanti Acquisition, Cl A	4,838	47
B Riley Principal 150 Merger *	1,018	10
Biotech Acquisition *	16,548	164
Bite Acquisition	30,053	297
BlueRiver Acquisition	3,454	34
BlueRiver Acquisition, Cl A	518	5
Bluescape Opportunities Acquisition, Cl A	4,852	48
BOA Acquisition	26,458	262
Bright Lights Acquisition	4,876	49
Bright Lights Acquisition, Cl A	10,489	101
Broadscale Acquisition	51,509	510
Broadstone Acquisition *	152	2
Broadstone Acquisition, Cl A *	36,974	362
Burgundy Technology Acquisition, Cl A *	18,875	187
Capstar Special Purpose Acquisition, Cl A *	6,105	60
Carney Technology Acquisition II *	14,165	141
Carney Technology Acquisition II, Cl A *	3,197	31
Cartesian Growth *	26,039	259
Cascade Acquisition *	130	1
Cascade Acquisition, Cl A *	3,371	33
Catcha Investment	4,799	48
CBRE Acquisition Holdings *	648	6
CC Neuberger Principal Holdings II *	85	1
CC Neuberger Principal Holdings II, Cl A *	9,352	92
Centricus Acquisition	443	4
Cerberus Telecom Acquisition, Cl A *	2,546	25
CF Acquisition IV *	29,600	297
CF Acquisition IV, Cl A *	16,048	157
CF Acquisition V	14,469	144
CF Acquisition VIII	564	6
CHP Merger, Cl A *	15,825	157
Churchill Capital V, Cl A	2,200	22
Churchill Capital VII	19,566	195
Clarim Acquisition *	15,429	154
Cohn Robbins Holdings, Cl A *	8,159	80
Colicity	15,219	154
Colonnade Acquisition II	24,928	246
Concord Acquisition, Cl A	13,020	127
Constellation Acquisition I	14,122	140
Constellation Acquisition I, Cl A	32	—
Conx, Cl A	3,884	39
Corner Growth Acquisition *	1,537	16
Corner Growth Acquisition, Cl A	15,876	155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
COVA Acquisition	48,594	$484
Crown PropTech Acquisitions	21,642	215
D & Z Media Acquisition	31,299	310
D8 Holdings, Cl A *	29,661	295
Decarbonization Plus Acquisition II	118,410	1,191
Decarbonization Plus Acquisition III	8,228	82
Deep Lake Capital Acquisition	3,140	32
Delwinds Insurance Acquisition	5,890	58
DFP Healthcare Acquisitions, Cl A	8,369	84
DHB Capital *	21,510	213
DHC Acquisition *	19,482	195
DiamondHead Holdings, Cl A	12,958	128
Digital Transformation Opportunities	8,908	88
dMY Technology Group IV	115,523	1,160
DPCM Capital *	2,148	21
Duddell Street Acquisition, Cl A	14,309	140
Dune Acquisition	8,983	90
Dune Acquisition, Cl A	3,942	38
E.Merge Technology Acquisition, Cl A *	82,738	807
East Resources Acquisition, Cl A *	36,639	358
ECP Environmental Growth Opportunities *	2,037	20
Edify Acquisition	12,783	127
Edify Acquisition, Cl A	9,904	96
eHealth Inc *	21,309	1,550
EJF Acquisition *	43,524	433
Empowerment & Inclusion Capital I *	6,685	66
Empowerment & Inclusion Capital I, Cl A	1,456	14
Environmental Impact Acquisition	242	2
Epiphany Technology Acquisition	3,233	32
Epiphany Technology Acquisition, Cl A	3,019	29
EQ Health Acquisition	28,676	284
Equity Distribution Acquisition, Cl A *	2,033	20
ESM Acquisition	7,288	72
Evo Acquisition	24,152	240
Far Peak Acquisition *	924	9
Far Peak Acquisition, Cl A	14,209	139
FinServ Acquisition, Cl A *	2,345	31
FinServ Acquisition II	2,137	21
Fintech Evolution Acquisition Group	35,614	352
First Reserve Sustainable Growth	13,168	131
FirstMark Horizon Acquisition, Cl A	1,001	10
Flame Acquisition	12,609	125
Foresight Acquisition *	18,452	183
Forest Road Acquisition II *	10,080	100
Fortistar Sustainable Solutions	38,382	380
Fortress Value Acquisition III, Cl A	645	6
Forum Merger III *	2,571	26
Freedom Acquisition I *	2,037	20
Fusion Acquisition II	76,555	760
G&P Acquisition	58,341	579
Gaming & Hospitality Acquisition	24,627	244
GigCapital4 *	23,881	236

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Partner Acquisition II *	5,496	$54
Global Synergy Acquisition	2,309	23
Global Synergy Acquisition, Cl A	971	9
GO Acquisition *	3,110	32
GO Acquisition, Cl A *	28,264	278
Goal Acquisitions (B)	161,241	1,620
Golden Falcon Acquisition *	9,752	98
Golden Falcon Acquisition, Cl A *	5,406	52
Gores Guggenheim *	4,860	48
Gores Holdings VII *	1,018	10
Gores Metropoulos II *	15,485	157
Growth Capital Acquisition	45,132	447
GX Acquisition II	11,824	117
Hamilton Lane Alliance Holdings I *	4,211	42
Haymaker Acquisition III *	1,003	10
Healthcare Capital	20,413	201
Healthcare Capital, Cl A	1,837	18
Hennessy Capital Investment V	26,074	264
Hennessy Capital Investment V, Cl A	4,664	46
HIG Acquisition *	8,763	90
HIG Acquisition, Cl A	754	7
Highland Transcend Partners I, Cl A	810	8
Horizon Acquisition, Cl A *	4,897	48
HPX *	80	1
HPX, Cl A *	38,319	376
Hudson Executive Investment III *	3,941	39
IG Acquisition *	5,268	54
IG Acquisition, Cl A	32,608	322
INSU Acquisition III, Cl A	6,867	68
InterPrivate II Acquisition	11,562	114
InterPrivate III Financial Partners	1,716	17
InterPrivate IV InfraTech Partners	1,620	16
Investindustrial Acquisition, Cl A	6,689	65
Isleworth Healthcare Acquisition *(B)	36,802	357
Isos Acquisition	10,931	109
ITHAX Acquisition	56,589	568
Itiquira Acquisition	15,167	151
Jack Creek Investment *	31,694	314
Jaws Mustang Acquisition *	27,274	277
JOFF Fintech Acquisition	12,319	123
Kadem Sustainable Impact	392	4
Kairos Acquisition	16,771	167
Kairos Acquisition, Cl A	1,120	11
Kernel Group Holdings	41,213	411
Khosla Ventures Acquisition, Cl A	3,498	35
Khosla Ventures Acquisition III, Cl A	6,530	65
KINS Technology Group *	6,925	70
Kismet Acquisition Three	21,087	208
Kismet Acquisition Two	27,859	277
KL Acquisition	4,069	40
KludeIn I Acquisition, Cl A *	485	5
L&F Acquisition, Cl A	2,998	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lefteris Acquisition, Cl A	24,404	$240
Legato Merger	76,677	777
LendingTree Inc *	5,146	1,096
Leo Holdings II	13,250	131
Leo Holdings II, Cl A	1,358	13
Leo Holdings III	32	—
LGL Systems Acquisition, Cl A	2,526	25
LightJump Acquisition	31	—
Lionheart Acquisition II *	3,004	31
Lionheart Acquisition II, Cl A	11,485	113
Live Oak Mobility Acquisition *	971	10
Locust Walk Acquisition *	1,767	17
M3-Brigade Acquisition II	4,218	42
Magnum Opus Acquisition	19,438	192
Malacca Straits Acquisition, Cl A	5,134	51
Marlin Technology, Cl A *	103,758	1,025
Mason Industrial Technology *	46,677	464
MCAP Acquisition	39,766	396
MDH Acquisition	33,841	336
Mission Advancement	78,453	781
Montes Archimedes Acquisition, Cl A *	52,176	510
Monument Circle Acquisition *	44,977	443
Motive Capital	18,142	181
Mudrick Capital Acquisition II *	31,721	320
Music Acquisition	4,316	43
Natural Order Acquisition	971	10
NightDragon Acquisition	749	8
Noble Corp *	2,760	47
Noble Rock Acquisition *	34,889	345
North Atlantic Acquisition	29,311	291
Northern Genesis Acquisition II	5,252	53
Northern Star Investment II, Cl A	387	4
Northern Star Investment III	11,090	110
Northern Star Investment IV	10,200	101
Novus Capital II	6,748	67
Oaktree Acquisition II, Cl A *	6,546	65
Old Republic International Corp	37,529	820
Omnichannel Acquisition *	520	5
Omnichannel Acquisition, Cl A *	9,407	92
One Equity Partners Open Water I *	43,826	437
Open Lending, Cl A *	24,710	875
Oyster Enterprises Acquisition	55,962	553
Penney Borrower LLC *	3,070	32
Peridot Acquisition II *	61,456	611
Pine Technology Acquisition	18,129	180
Pioneer Merger	14,038	140
Pioneer Merger, Cl A *	1,942	19
Pivotal Investment III *	7,431	74
PMV Consumer Acquisition, Cl A	1,307	13
Poema Global Holdings	17,288	173
Poema Global Holdings, Cl A	2,981	29
Pontem *	24,208	240

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pontem, Cl A	4,826	$47
Population Health Investment	746	7
Population Health Investment, Cl A	988	10
Power & Digital Infrastructure Acquisition	1,498	15
Powered Brands	8,398	83
Prime Impact Acquisition I *	5,808	57
Prime Impact Acquisition I, Cl A	46,548	453
Priveterra Acquisition *	25,231	251
PROG Holdings Inc (N)	37,800	1,636
Progress Acquisition	38,838	384
Property Solutions Acquisition II	3,240	32
PropTech Investment II, Cl A *	485	5
Provident Acquisition, Cl A	243	2
Quantum FinTech Acquisition	17,602	175
Recharge Acquisition *	1,499	15
Recharge Acquisition, Cl A	4,236	41
Ribbit LEAP *(B)	58,788	647
RMG Acquisition III *	83,367	829
RMG Acquisition III, Cl A (B)	152	2
Roman DBDR Tech Acquisition, Cl A	9,894	98
Rosecliff Acquisition I	16,690	166
Rotor Acquisition	4,261	43
RXR Acquisition *	3,240	32
Sandbridge X2	11,126	111
Sarissa Capital Acquisition, Cl A	1,304	13
Science Strategic Acquisition Alpha	30,163	300
ScION Tech Growth I *	33,428	337
ScION Tech Growth I, Cl A	7,402	72
ScION Tech Growth II	10,642	106
SCP & CO Healthcare Acquisition *	34,685	346
SCP & CO Healthcare Acquisition, Cl A	2	—
SCVX *	5,374	53
Seven Oaks Acquisition, Cl A *	1,092	11
Silver Crest Acquisition	21,473	213
SilverBox Engaged Merger I	45,460	451
Simon Property Group Acquisition Holdings	102	1
Slam *	1,689	17
Soaring Eagle Acquisition	46,098	467
Social Leverage Acquisition I	11,424	114
Spartacus Acquisition *	12,989	132
Spartacus Acquisition, Cl A	14,548	144
Spartan Acquisition III	3,461	35
Sports Entertainment Acquisition, Cl A *	49,756	486
Sports Ventures Acquisition	2,189	22
Sports Ventures Acquisition, Cl A	13,074	126
SportsTek Acquisition	35,782	356
Supernova Partners Acquisition, Cl A	170	2
Supernova Partners Acquisition II	971	10
Sustainable Development Acquisition I *	12,597	125
SVF Investment, Cl A	28,818	294
SVF Investment 3, Cl A	260	3
Switchback II, Cl A	1,554	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tailwind International Acquisition *	45,399	$449
Tailwind Two Acquisition *	9,976	99
Tastemaker Acquisition	53	1
TB Acquisition	21,719	214
TCW Special Purpose Acquisition	27,147	270
Tekkorp Digital Acquisition, Cl A *	1,243	12
Thayer Ventures Acquisition *	390	4
Thimble Point Acquisition *	17,495	175
Thoma Bravo Advantage, Cl A *	44,121	461
Thunder Bridge Capital Partners III, Cl A *	12,003	119
Tiga Acquisition, Cl A	1,623	16
TLG Acquisition One *	44,603	442
Trepont Acquisition I, Cl A	4,622	45
Tuatara Capital Acquisition	4,244	42
TWC Tech Holdings II *	2,637	27
TWC Tech Holdings II, Cl A *	2,146	21
Twelve Seas Investment II	58,904	580
Twin Ridge Capital Acquisition	5,314	53
TZP Strategies Acquisition	19,673	196
Velocity Acquisition	14,802	146
Virtuoso Acquisition	19,799	195
VPC Impact Acquisition Holdings II	14,676	145
VPC Impact Acquisition Holdings III	3,307	33
Waldencast Acquisition	940	9
Warrior Technologies Acquisition *	37,562	372
Wells Fargo & Co	19,338	756
Yucaipa Acquisition, Cl A	3,257	32
Z-Work Acquisition *	3,699	37

		56,448

Health Care — 0.8%
Alexion Pharmaceuticals Inc *	6,471	989
Bausch Health *	51,908	1,648
Change Healthcare Inc *	2,656	59
Intercept Pharmaceuticals *	6,848	158
Monitronics International Inc *(C)	9,199	93
PRA Health Sciences Inc *	644	99
Viatris Inc, Cl W *	53,976	754
Viracta Therapeutics	9,424	87

		3,887

Industrials — 1.6%
ADT Inc	3,170	27
Air Transport Services Group Inc *(N)	73,436	2,149
BWX Technologies Inc, Cl W (N)	37,433	2,468
Cornerstone Building Brands Inc *	3,879	55
Interface Inc, Cl A	1,752	22
Middleby Corp/The *(N)	14,886	2,467
Uber Technologies Inc *	10,189	555

		7,743

Information Technology — 7.8%
ACV Auctions, Cl A	3,785	131
Alliance Data Systems Corp	18,090	2,028

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Materials Inc	2,202	$294
Aquity Holdings Inc *(C)	3,945	41
Avaya Holdings Corp *	24,884	698
Ceridian HCM Holding Inc *	13,828	1,165
Dynatrace Inc *	28,465	1,373
Fiserv Inc, Cl A *	11,485	1,367
Flex *	78,042	1,429
GoDaddy Inc, Cl A *	32,224	2,501
Inphi Corp *	4,147	740
Mastercard Inc, Cl A	5,836	2,078
Maxim Integrated Products Inc	13,609	1,244
Mmodal (Escrow Security) *(C)	3,007	—
Nuance Communications Inc *	24,658	1,076
ON Semiconductor Corp *	42,252	1,758
Qualtrics International, Cl A	16,155	532
RealPage Inc *	62,923	5,487
RingCentral Inc, Cl A *	1,712	510
salesforce.com Inc *	7,152	1,515
Shift4 Payments, Cl A *	10,720	879
Shopify, Cl A *	1,005	1,112
Slack Technologies Inc, Cl A *	73,458	2,985
StoneCo Ltd, Cl A *	7,814	478
Twilio Inc, Cl A *	1,690	576
Vishay Intertechnology Inc (N)	101,344	2,441
Vontier *	24,362	737
Xilinx Inc	12,719	1,576

		36,751

Materials — 1.1%
Allegheny Technologies Inc *(N)	114,177	2,405
Arctic Canadian Diamond Company Ltd. *	228	—
Constellium, Cl A *(N)	161,349	2,372
Hexion Holdings Corp *	9,735	146
Libbey Glass Inc. *	1,549	54
Tronox Holdings	2,883	53

		5,030

Real Estate — 3.1%
Agree Realty Corp ‡	11,502	774
Copper Property Pass-Through Certificates *	23,020	403
Kimco Realty Corp ‡	82,266	1,542
Lamar Advertising Co, Cl A ‡	8,857	832
Outfront Media Inc ‡	68,104	1,487
Park Hotels & Resorts Inc ‡	105,395	2,274
Regency Centers Corp ‡	8,246	468
Sabra Health Care Inc ‡(N)	129,546	2,249
Service Properties Trust ‡	1,981	24
SL Green Realty ‡(N)	32,731	2,291
Vornado Realty Trust ‡(N)	51,887	2,355

		14,699

Utilities — 2.2%
Clearway Energy Inc, Cl C (N)	74,985	2,110

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	17,336	$758
FirstEnergy Corp (N)	70,992	2,463
NRG Energy Inc	66,208	2,498
PG&E Corp *	206,166	2,414

		10,243

Total Common Stock (Cost $171,332) ($ Thousands)		177,959

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 15.9%

Communication Services — 1.3%
Altice France Holding
6.000%, 02/15/2028 (E)	$359	354
AMC Entertainment Holdings
6.125%, 05/15/2027	55	34
5.750%, 06/15/2025	30	19
CB Escrow
8.000%, 10/15/2025 (E)	567	603
CCO Holdings
5.750%, 02/15/2026 (E)	99	102
5.375%, 06/01/2029 (E)	85	91
Consolidated Communications
6.500%, 10/01/2028 (E)	419	453
5.000%, 10/01/2028 (E)	119	120
Digicel Group
10.000%, 04/01/2024	30	29
6.750%, 03/01/2023 (E)	110	101
DISH DBS
7.750%, 07/01/2026	225	248
7.375%, 07/01/2028	40	42
EW Scripps
5.125%, 05/15/2025 (E)	1,315	1,341
Frontier Communications
10.500%, 09/15/2022 (F)	125	85
7.125%, 01/15/2023 (F)	75	49
6.875%, 01/15/2025 (F)	85	55
Intelsat Luxembourg
8.125%, 06/01/2023 (F)	45	2
Salem Media Group
6.750%, 06/01/2024 (E)	395	389
Sinclair Television Group
4.125%, 12/01/2030 (E)	177	170
Spanish Broadcasting System
9.750%, 03/01/2026 (E)	158	155
T-Mobile USA
3.500%, 04/15/2031	65	66
3.375%, 04/15/2029	65	66
Townsquare Media
6.875%, 02/01/2026 (E)	342	364

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trilogy International Partners
8.875%, 05/01/2022 (E)		$305	$296
Urban One
7.375%, 02/01/2028 (E)		539	558
Windstream Escrow
7.750%, 08/15/2028 (E)		142	144

			5,936

Consumer Discretionary — 4.0%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (E)		256	259
American Greetings
8.750%, 04/15/2025 (E)		265	273
Ashton Woods USA
6.625%, 01/15/2028 (E)		200	213
At Home Holding III
8.750%, 09/01/2025 (E)		209	228
Bally’s
6.750%, 06/01/2027 (E)		60	64
BCPE Ulysses Intermediate
7.750%cash/8.500% PIK, 04/01/2027 (E)		63	65
Bed Bath & Beyond
5.165%, 08/01/2044		300	273
Boyd Gaming
6.375%, 04/01/2026		93	96
6.000%, 08/15/2026		1,281	1,334
Caesars Entertainment
6.250%, 07/01/2025 (E)		523	556
Carnival
11.500%, 04/01/2023 (E)		125	143
10.500%, 02/01/2026 (E)		95	112
9.875%, 08/01/2027 (E)		135	159
5.750%, 03/01/2027 (E)		15	15
Cengage Learning
9.500%, 06/15/2024 (E)		460	469
Chukchansi Economic Development Authority
10.250%, 05/30/2020 (E)(F)		45	22
9.750%, 05/30/2020 (E)(F)		263	132
Cirsa Finance International Sarl
7.875%, 12/20/2023 (E)		20	20
Clarios Global
6.750%, 05/15/2025 (E)		82	88
4.375%, 05/15/2026	EUR	100	122
Cooper-Standard Automotive
5.625%, 11/15/2026 (E)		$178	150
CSC Holdings
5.750%, 01/15/2030 (E)		50	53
4.625%, 12/01/2030 (E)		591	581
4.125%, 12/01/2030 (E)		155	154
3.375%, 02/15/2031 (E)		177	167

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cumulus Media New Holdings
6.750%, 07/01/2026 (E)		$199	$203
Dave & Buster’s
7.625%, 11/01/2025 (E)		164	175
Diamond Sports Group
6.625%, 08/15/2027 (E)		477	250
5.375%, 08/15/2026 (E)		530	381
Empire Communities
7.375%, 12/15/2025	CAD	79	65
7.000%, 12/15/2025 (E)		$551	580
Everi Payments
7.500%, 12/15/2025 (E)		180	187
Ford Motor
8.500%, 04/21/2023		110	123
Full House Resorts
8.250%, 02/15/2028 (E)		199	212
Genting New York
3.300%, 02/15/2026 (E)		123	123
Getty Images
9.750%, 03/01/2027 (E)		170	181
Goodyear Tire & Rubber
9.500%, 05/31/2025		288	323
5.625%, 04/30/2033		137	137
5.250%, 04/30/2031		27	27
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (E)		515	551
Inn Of The Mountain Gods Resort & Casino
9.250%, 11/30/2023 (C)		183	180
Jacobs Entertainment
7.875%, 02/01/2024 (E)		225	234
L Brands
7.600%, 07/15/2037		5	6
6.750%, 07/01/2036		80	94
6.625%, 10/01/2030 (E)		60	68
LBM Acquisition
6.250%, 01/15/2029 (E)		251	259
Liberty Interactive
8.250%, 02/01/2030		460	522
Life Time
8.000%, 04/15/2026 (E)		161	166
5.750%, 01/15/2026 (E)		210	216
Macy’s Retail Holdings
4.500%, 12/15/2034		296	263
2.875%, 02/15/2023		3	3
Mattamy Group
4.625%, 03/01/2030 (E)		800	795
McGraw Hill
8.000%, 11/30/2024 (E)		285	287
MDC Partners
7.500%, 05/01/2024 (E)		71	72
MGM Resorts International
7.750%, 03/15/2022		763	804

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Michaels Stores
8.000%, 07/15/2027 (E)		$178	$197
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (E)		331	334
Monitronics International Inc
9.125%, 04/01/2020 (C)(F)		495	—
NCL
12.250%, 05/15/2024 (E)		155	188
5.875%, 03/15/2026 (E)		235	238
3.625%, 12/15/2024 (E)		162	153
NCL Finance
6.125%, 03/15/2028 (E)		40	41
NMG Holding
7.125%, 04/01/2026 (E)		250	255
PetSmart
4.750%, 02/15/2028 (E)		204	209
Royal Caribbean Cruises
10.875%, 06/01/2023 (E)		120	138
9.125%, 06/15/2023 (E)		65	72
Scientific Games International
7.250%, 11/15/2029 (E)		140	152
5.000%, 10/15/2025 (E)		815	844
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (E)		480	468
Tenneco
5.125%, 04/15/2029 (E)		195	192
Terrier Media Buyer
8.875%, 12/15/2027 (E)		295	317
Univision Communications
6.625%, 06/01/2027 (E)		401	428
5.125%, 02/15/2025 (E)		305	308
William Hill MTN
4.750%, 05/01/2026	GBP	200	314
Wynn Las Vegas
5.500%, 03/01/2025 (E)		$50	53
5.250%, 05/15/2027 (E)		60	63
4.250%, 05/30/2023 (E)		400	407
Wynn Resorts Finance
7.750%, 04/15/2025 (E)		120	130

			18,736

Consumer Staples — 0.8%
Albertsons
7.500%, 03/15/2026 (E)		1,452	1,604
Fresh Market
9.750%, 05/01/2023 (E)		420	432
New Albertsons
8.700%, 05/01/2030		235	296
Post Holdings
4.500%, 09/15/2031 (E)		135	133
Rite Aid
8.000%, 11/15/2026 (E)		76	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.700%, 02/15/2027	$345	$338
Turning Point Brands
5.625%, 02/15/2026 (E)	273	283
US Foods
6.250%, 04/15/2025 (E)	250	268
Vector Group
10.500%, 11/01/2026 (E)	225	241
5.750%, 02/01/2029 (E)	305	315

		3,990

Energy — 2.7%
Aethon United BR
8.250%, 02/15/2026 (E)	160	166
Antero Midstream Partners
7.875%, 05/15/2026 (E)	195	210
5.750%, 03/01/2027 (E)	150	150
5.750%, 01/15/2028 (E)	20	20
5.375%, 09/15/2024	60	61
Antero Resources
7.625%, 02/01/2029 (E)	170	181
Ascent Resources Utica Holdings
7.000%, 11/01/2026 (E)	244	244
Baytex Energy
8.750%, 04/01/2027 (E)	245	223
Cheniere Energy Partners
4.500%, 10/01/2029	85	88
Chesapeake Energy
5.875%, 02/01/2029 (E)	59	63
5.500%, 02/01/2026 (E)	165	172
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049	225	—
CNX Midstream Partners
6.500%, 03/15/2026 (E)	195	198
CNX Resources
7.250%, 03/14/2027 (E)	140	150
Comstock Resources
9.750%, 08/15/2026	70	76
Crestwood Midstream Partners
5.750%, 04/01/2025	150	151
EnLink Midstream
5.625%, 01/15/2028 (E)	80	77
5.375%, 06/01/2029	325	304
EnLink Midstream Partners
6.000%, VAR ICE LIBOR USD 3 Month+4.110%(H)	122	76
5.600%, 04/01/2044	148	123
5.450%, 06/01/2047	190	153
4.850%, 07/15/2026	85	82
EQM Midstream Partners
6.500%, 07/15/2048	115	115
EQT
8.500%, 02/01/2030	115	147

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.625%, 02/01/2025	$140	$161
Genesis Energy
8.000%, 01/15/2027	105	106
7.750%, 02/01/2028	80	80
Harvest Midstream I
7.500%, 09/01/2028 (E)	158	170
Indigo Natural Resources
5.375%, 02/01/2029 (E)	82	81
Laredo Petroleum
10.125%, 01/15/2028	160	153
9.500%, 01/15/2025	40	38
MEG Energy
7.125%, 02/01/2027 (E)	100	105
5.875%, 02/01/2029 (E)	80	80
New Fortress Energy
6.500%, 09/30/2026 (E)	224	225
NGL Energy Operating
7.500%, 02/01/2026 (E)	120	123
NGL Energy Partners
7.500%, 11/01/2023	205	198
7.500%, 04/15/2026	107	91
6.125%, 03/01/2025	242	206
Northern Oil and Gas
8.125%, 03/01/2028 (E)	205	204
Oasis Midstream Partners
8.000%, 04/01/2029 (E)	115	118
Occidental Petroleum
6.125%, 01/01/2031	40	44
5.550%, 03/15/2026	95	101
5.500%, 12/01/2025	70	74
4.625%, 06/15/2045	120	105
4.500%, 07/15/2044	10	8
4.400%, 04/15/2046	10	8
PBF Holding
7.250%, 06/15/2025	101	82
6.000%, 02/15/2028	58	43
Petrobras Global Finance BV
6.900%, 03/19/2049	595	652
6.750%, 06/03/2050	526	561
Petroleos Mexicanos
6.950%, 01/28/2060 (E)	351	303
6.875%, 10/16/2025 (E)	223	242
6.375%, 01/23/2045	650	539
6.350%, 02/12/2048	1,074	894
5.950%, 01/28/2031 (E)	305	293
4.500%, 01/23/2026	211	209
3.500%, 01/30/2023	604	612
Petroleos Mexicanos MTN
6.750%, 09/21/2047	507	435
Pride International
7.875%, 08/15/2040 (F)	50	9

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Range Resources
9.250%, 02/01/2026		$285	$310
Shelf Drilling Holdings
8.875%, 11/15/2024 (E)		60	60
8.250%, 02/15/2025 (E)		230	168
Southwestern Energy
7.750%, 10/01/2027		25	27
7.500%, 04/01/2026		202	214
Sunoco
4.500%, 05/15/2029 (E)		109	109
Targa Resources Partners
4.000%, 01/15/2032 (E)		145	136
Transocean
11.500%, 01/30/2027 (E)		145	124
6.800%, 03/15/2038		290	133
USA Compression Partners
6.875%, 09/01/2027		170	175
Valaris PLC
5.850%, 01/15/2044 (F)		185	24
Vine Energy Holdings
6.750%, 04/15/2029 (E)		191	191
Vine Oil & Gas
9.750%, 04/15/2023 (E)		158	169
8.750%, 04/15/2023 (E)		158	168
Western Midstream Operating
2.325%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023		715	701

			13,292

Financials — 2.0%
AG Issuer
6.250%, 03/01/2028 (E)		330	345
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(H)		195	213
Burford Capital Global Finance
6.250%, 04/15/2028 (E)		154	158
Finance of America Funding
7.875%, 11/15/2025 (E)		305	316
Freedom Mortgage
8.250%, 04/15/2025 (E)		591	615
8.125%, 11/15/2024 (E)		437	453
FS Energy and Power Fund
7.500%, 08/15/2023 (E)		65	65
Genworth Holdings
4.900%, 08/15/2023		109	107
4.800%, 02/15/2024		130	126
Genworth Mortgage Holdings
6.500%, 08/15/2025 (E)		140	151
Goldman Sachs International
12.656%, 07/15/2021 (E)(I)	EGP	11,250	691

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GTCR AP Finance
8.000%, 05/15/2027 (E)		$225	$242
Home Point Capital
5.000%, 02/01/2026 (E)		105	104
HSBC Bank MTN
12.370%, 05/20/2021 (E)(I)	EGP	1,800	113
Hunt
5.250%, 04/15/2029 (E)		$230	230
ICBC Standard Bank MTN
12.527%, 07/01/2021 (E)(I)	EGP	23,644	1,459
JPMorgan Chase Bank MTN
12.704%, 09/16/2021 (E)(I)		8,707	522
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (E)		$320	322
5.250%, 10/01/2025 (E)		35	35
LD Holdings Group
6.500%, 11/01/2025 (E)		150	157
6.125%, 04/01/2028 (E)		65	66
MDGH - GMTN BV MTN
4.500%, 11/07/2028		200	231
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (E)		115	116
5.125%, 12/15/2030 (E)		35	34
New Residential Investment
6.250%, 10/15/2025 (E)		280	281
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	21
3.500%, 01/23/2043		280	289
OneMain Finance
7.125%, 03/15/2026		$105	121
6.875%, 03/15/2025		100	114
PennyMac Financial Services
4.250%, 02/15/2029 (E)		160	153
Saracen Development
11.000%cash/3.000% PIK, 10/15/2025 (C)(D)(E)		384	443
VistaJet Malta Finance
10.500%, 06/01/2024 (E)		135	147
VTB Bank Via VTB Capital
6.950%, 10/17/2022		653	692
WeWork
7.875%, 05/01/2025 (E)		577	571

			9,703

Health Care — 1.0%
Akumin
7.000%, 11/01/2025 (E)		185	197
APX Group
8.500%, 11/01/2024		390	405
Bausch Health
9.000%, 12/15/2025 (E)		82	89
6.250%, 02/15/2029 (E)		315	334

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 04/15/2025 (E)		$164	$168
5.000%, 02/15/2029 (E)		218	215
Bausch Health Americas
9.250%, 04/01/2026 (E)		61	68
8.500%, 01/31/2027 (E)		547	607
Centene
4.625%, 12/15/2029		214	232
3.375%, 02/15/2030		82	83
CHS
8.125%, 06/30/2024 (E)		253	264
6.875%, 04/15/2029 (E)		142	148
DaVita
4.625%, 06/01/2030 (E)		118	120
3.750%, 02/15/2031 (E)		54	52
Endo DAC
9.500%, 07/31/2027 (E)		114	124
6.000%, 06/30/2028 (E)		128	104
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (E)		200	202
FXI Holdings
7.875%, 11/01/2024 (E)		123	127
HCA
5.875%, 02/01/2029		70	82
Jaguar Holding II
5.000%, 06/15/2028 (E)		205	213
LifePoint Health
5.375%, 01/15/2029 (E)		211	208
4.375%, 02/15/2027 (E)		127	124
Prime Security Services Borrower
6.250%, 01/15/2028 (E)		105	109
RP Escrow Issuer
5.250%, 12/15/2025 (E)		65	67
Surgery Center Holdings
6.750%, 07/01/2025 (E)		87	89
Tenet Healthcare
6.250%, 02/01/2027 (E)		80	84
Varex Imaging
7.875%, 10/15/2027 (E)		225	250
Verisure Holding
3.250%, 02/15/2027 (E)	EUR	115	136

			4,901

Industrials — 1.2%
American Airlines
5.750%, 04/20/2029 (E)		$135	144
5.500%, 04/20/2026 (E)		90	94
American Builders & Contractors Supply
5.875%, 05/15/2026 (E)		56	58
Arconic
6.125%, 02/15/2028 (E)		79	84
Beacon Roofing Supply
4.875%, 11/01/2025 (E)		134	137

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bombardier
7.875%, 04/15/2027 (E)		$115	$113
7.500%, 12/01/2024 (E)		25	25
7.500%, 03/15/2025 (E)		115	113
6.000%, 10/15/2022 (E)		35	35
Builders FirstSource
6.750%, 06/01/2027 (E)		919	986
Danaos
8.500%, 03/01/2028 (E)		145	155
Delta Air Lines
7.000%, 05/01/2025 (E)		185	213
Dycom Industries
4.500%, 04/15/2029 (E)		19	19
Fortress Transportation & Infrastructure Investors
9.750%, 08/01/2027 (E)		240	273
6.500%, 10/01/2025 (E)		50	52
Garda World Security
9.500%, 11/01/2027 (E)		310	343
8.750%, 05/15/2025 (E)		33	34
GFL Environmental
8.500%, 05/01/2027 (E)		100	110
3.500%, 09/01/2028 (E)		169	164
GrafTech Finance
4.625%, 12/15/2028 (E)		118	119
Icahn Enterprises
4.375%, 02/01/2029 (E)		165	161
New Enterprise Stone & Lime
6.250%, 03/15/2026 (E)		110	113
Parts Europe
6.500%, 07/16/2025	EUR	219	269
Sensata Technologies
4.000%, 04/15/2029 (E)		$38	39
Team Health Holdings
6.375%, 02/01/2025 (E)		165	145
Tervita
11.000%, 12/01/2025 (E)		230	261
TransDigm
8.000%, 12/15/2025 (E)		109	119
6.375%, 06/15/2026		164	170
6.250%, 03/15/2026 (E)		333	353
TransDigm UK Holdings
6.875%, 05/15/2026		55	58
Triumph Group
8.875%, 06/01/2024 (E)		55	62
7.750%, 08/15/2025		290	291
6.250%, 09/15/2024 (E)		20	20
5.250%, 06/01/2022		70	69
Tutor Perini
6.875%, 05/01/2025 (E)		370	383

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Western Global Airlines
10.375%, 08/15/2025 (E)	$160	$180

		5,964

Information Technology — 0.5%
Banff Merger Sub
9.750%, 09/01/2026 (E)	415	442
Cablevision Lightpath
3.875%, 09/15/2027 (E)	134	133
Castle US Holding
9.500%, 02/15/2028 (E)	170	174
CommScope
7.125%, 07/01/2028 (E)	55	59
6.000%, 03/01/2026 (E)	150	158
CommScope Technologies
6.000%, 06/15/2025 (E)	289	295
Flexential Intermediate
11.250%, 08/01/2024 (E)	240	257
TTM Technologies
4.000%, 03/01/2029 (E)	133	131
Twilio
3.875%, 03/15/2031	65	66
3.625%, 03/15/2029	65	66
Veritas US
10.500%, 02/01/2024 (E)	514	526
7.500%, 09/01/2025 (E)	193	201

		2,508

Materials — 1.7%
Allegheny Technologies
7.875%, 08/15/2023	145	157
Ardagh Packaging Finance
6.000%, 02/15/2025 (E)	147	152
Axalta Coating Systems
3.375%, 02/15/2029 (E)	178	174
Baffinland Iron Mines
8.750%, 07/15/2026 (E)	690	730
Cleveland-Cliffs
9.875%, 10/17/2025 (E)	122	143
Cornerstone Chemical
6.750%, 08/15/2024 (E)	855	806
CSN Inova Ventures
6.750%, 01/28/2028 (E)	350	371
Eldorado
9.500%, 06/01/2024 (E)	109	118
First Quantum Minerals
7.500%, 04/01/2025 (E)	385	398
6.875%, 10/15/2027 (E)	130	139
6.500%, 03/01/2024 (E)	208	211
FMG Resources August 2006 Pty
4.375%, 04/01/2031 (E)	181	184

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Freeport-McMoRan
5.450%, 03/15/2043	$195	$234
LSB Industries
9.625%, 05/01/2023 (E)	775	795
Mercer International
5.125%, 02/01/2029 (E)	263	273
Mineral Resources
8.125%, 05/01/2027 (E)	265	293
Mountain Province Diamonds
8.000%, 12/15/2022 (E)	390	358
Northwest Acquisitions ULC
7.125%, 11/01/2022 (E)(F)	460	–
Novelis
5.875%, 09/30/2026 (E)	243	254
Rain CII Carbon
7.250%, 04/01/2025 (E)	600	621
Rayonier AM Products
7.625%, 01/15/2026 (E)	160	170
Trident TPI Holdings
9.250%, 08/01/2024 (E)	417	442
Tronox
4.625%, 03/15/2029 (E)	353	353

		7,376

Real Estate — 0.3%
Diversified Healthcare Trust
9.750%, 06/15/2025	210	238
4.375%, 03/01/2031	85	83
GLP Capital
4.000%, 01/15/2031	82	85
Iron Mountain
5.250%, 07/15/2030 (E)	119	123
4.500%, 02/15/2031 (E)	86	85
Realogy Group
9.375%, 04/01/2027 (E)	160	177
Service Properties Trust
4.950%, 10/01/2029	41	39
3.950%, 01/15/2028	198	183
Uniti Group
7.125%, 12/15/2024 (E)	50	51
6.000%, 04/15/2023 (E)	170	173

		1,237

Utilities — 0.4%
Calpine
5.125%, 03/15/2028 (E)	116	117
5.000%, 02/01/2031 (E)	191	186
Eskom Holdings SOC MTN
8.450%, 08/10/2028	860	934
NRG Energy
5.250%, 06/15/2029 (E)	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Oryx Funding
5.800%, 02/03/2031 (E)	$212	$219
Vistra Operations
5.500%, 09/01/2026 (E)	55	57

		1,534

Total Corporate Obligations (Cost $72,523) ($ Thousands)		75,177

	Shares

EXCHANGE TRADED FUNDS — 10.6%

Merger Fund, Cl L	2,877,796	50,390
VelocityShares Daily 2x VIX Short Term ETN	498	6

Total Exchange Traded Funds (Cost $46,211) ($ Thousands)		50,396

	Face Amount (Thousands)

LOAN PARTICIPATIONS — 4.0%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.609%, 03/04/2027 (G)	262	258
Advisors Group, 1st Lien
4.609%, 07/31/2026	60	60
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024	302	301
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.195%, VAR LIBOR+ 3.000%, 04/22/2026 (J)	177	152
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (C)	129	135
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (G)	203	202
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (G)	431	420
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR+ 3.500%, 03/11/2028	200	197
Arctic Canadian Diamond Company Ltd., Term Loan A-2, 1st Lien
6.000%, 12/31/2024 (G)	36	36
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/07/2025 (G)	215	215

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Avianca Holdings S.A., DIP Delayed Draw Loan A-1, 1st Lien
12.500%, 11/10/2021 (C)(G)	$229	$231
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (C)(G)	46	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
7.500%, 04/23/2024 (C)(G)(J)	242	221
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024 (G)(J)	450	343
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.750%, 05/08/2023 (G)	501	498
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
5.500%, 08/08/2023 (C)(G)	162	146
CBAC Borrower LLC, Term Loan B, 1st Lien
4.109%, 07/08/2024 (G)	244	234
Cengage Learning Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+ 4.250%, 06/07/2023	338	334
Century Casinos, Inc., Term Loan, 1st Lien
6.610%, 12/07/2026	185	178
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (C)(G)	576	564
ConvergeOne Holdings Corp., Initial Term Loan, 1st Lien
5.109%, VAR LIBOR+ 5.000%, 01/04/2026	490	473
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
6.609%, 10/31/2026 (C)	174	168
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
9.250%, 07/02/2024	—	—
8.000%, 07/02/2024	104	103
DMT Solutions Global Corporation, Term Loan
8.000%, 07/02/2024	104	103
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR+ 8.000%, 03/07/2022 (C)	131	129
ELO Touch Solutions, Term Loan B, 1st Lien
6.609%, 12/14/2025	176	177
Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 1st Lien
5.000%, 04/27/2024 (G)	—	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Enterprise Development Authority, Term Loan B, 1st Lien
5.000%, 02/18/2028	$84	$84
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.859%, VAR LIBOR+ 3.750%, 10/10/2025 (J)	879	757
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027	614	528
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR+ 4.500%, 02/19/2026	146	144
Glass Mountain, Term Loan B, 1st Lien
5.500%, 12/23/2024	68	16
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR+ 2.750%, 10/04/2023 (J)	115	113
Herschend Entertainment Co., 1st Lien
6.750%, 08/25/2025 (C)	215	219
Hurtigruten Group, 1st Lien
8.000%, 06/11/2023	138	155
ICH US Intermediate Holdings II, Inc., Initial Term Loan, 1st Lien
6.750%, 12/24/2026 (C)(G)	5	5
Innovacare, Term Loan, 1st Lien
6.750%, 12/24/2026 (C)(G)	265	265
Inteliquent, Term Loan, 1st Lien
5.500%, 02/10/2024	105	105
J.C. Penney Borrower LLC, Term Loan
9.250%, 12/07/2025 (C)(G)	382	386
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR+ 4.250%, 06/23/2023 (F)	378	1
Jadex Inc., Refinancing Term Loan, 1st Lien
5.500%, 02/18/2028	155	153
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+ 4.750%, 08/29/2022 (J)	948	941
Lannett Company, Inc, Term Loan B
6.375%, 11/25/2022 (G)	212	202
Libbey, 1st Lien
11.000%, 11/13/2025 (G)	139	137
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.000%, 10/01/2024	915	886

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, VAR LIBOR+ 8.125%, 02/16/2022	$564	$557
Mavenir Systems Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+ 6.000%, 05/08/2025 (C)	409	408
McGraw Hill LLC, Term Loan B, 1st Lien
5.750%, 11/01/2024	298	297
MSG National, 1st Lien
7.000%, 12/31/2049	309	317
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (J)	235	235
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
5.500%, 02/28/2028	195	193
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.703%, VAR LIBOR+ 3.500%, 08/01/2024	669	622
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, 12/07/2026	160	149
Peraton Corp., Delayed Draw Term Loan B, 1st Lien
4.500%, 02/01/2028 (J)	131	131
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+ 3.750%, 02/01/2028	74	74
PLNTF Holdings Inc., 1st Lien
9.000%, 03/12/2026 (G)	205	203
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.212%, 07/31/2025 (G)(J)	658	597
Premier Brands Group Holdings LLC, Term Loan, 1st Lien
8.254%, 03/19/2024 (G)	30	20
8.187%, 03/19/2024 (G)(J)	55	38
R.R. Donnelley & Sons Company, Term B Loan
5.109%, 01/15/2024	229	227
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+ 3.500%, 09/07/2023	896	420
S&S Holdings LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028 (G)	245	238
SIJ LLC, Term Loan, 1st Lien
10.000%, 07/15/2026 (C)(G)	356	353
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.110%, 06/19/2026 (G)	215	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Syniverse Holdings Inc., Initial Term Loan, 2nd Lien
10.000%, 03/11/2024	$140	$136
Syniverse Holdings Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+ 5.000%, 03/09/2023	1,208	1,190
Team Health Holdings Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+ 2.750%, 02/06/2024	618	573
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
6.500%, VAR LIBOR+ 4.000%, 09/27/2024 (C)	414	410
Twin River Worldwide Holdings Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+ 8.000%, 05/11/2026 (C)	249	267
Valaris PLC, DIP Term Loan
0.000%, 08/17/2021 (C)(G)(J)	49	48
Vida Capital, Term Loan
6.109%, 10/01/2026 (C)(G)	190	181

Total Loan Participations (Cost $18,651) ($ Thousands)		19,118

	Shares

FOREIGN COMMON STOCK — 3.9%

Canada — 0.4%
Ayr Wellness, Cl A	1,640	49
Lightspeed POS *	24,495	1,540
Mercer Park Brand Acquisition, Cl A	6,210	63
Tourmaline Oil Corp	5,763	110

		1,762

China — 0.5%
Baidu ADR *	1,812	394
Tencent Music Entertainment Group ADR *	88,300	1,810

		2,204

Hong Kong — 0.5%
Alibaba Group Holding *	35,382	1,001
Alibaba Group Holding ADR *	3,292	747
Tencent Holdings Ltd	6,300	494

		2,242

Italy — 0.2%
Nexi *	55,216	966

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	157

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Japan — 0.2%
Appier Group (B)	6,557	$96
Murata Manufacturing Co Ltd	10,000	800

		896

Luxembourg — 0.0%
SES SA, Cl A	12,454	99

Norway — 0.2%
BW LPG (E)	174,101	1,195

South Korea — 0.6%
Kakao Corp	2,806	1,234
LG Chemical Ltd	1,369	974
NHN KCP *	787	35
SK Hynix Inc	3,397	398

		2,641

Taiwan — 0.7%
Himax Technologies ADR *	76,620	1,046
Sea Ltd ADR *	6,244	1,394
Taiwan Semiconductor Manufacturing Co Ltd ADR	8,358	988

		3,428

United Kingdom — 0.6%
21Vianet Group ADR *	36,787	1,188
John Menzies PLC	10,304	47
Micro Focus International ADR	10,890	84
Willis Towers Watson PLC	7,364	1,685

		3,004

Total Foreign Common Stock (Cost $17,614) ($ Thousands)		18,437

	Face Amount (Thousands)

SOVEREIGN DEBT — 2.9%

Angolan Government International Bond MTN
8.000%, 11/26/2029	$341	319
Argentine Republic Government International Bond
1.000%, 07/09/2029	100	36
0.125% , –%, 07/09/2021, 07/09/2035 (K)	386	115
0.125% , –%, 07/09/2021, 01/09/2038 (K)	495	181

Description			Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125% , –%, 07/09/2021, 07/09/2046 (K)		$	415	$128
Bahamas Government International Bond
8.950%, 10/15/2032 (E)			541	576
Bahrain Government International Bond
7.000%, 01/26/2026			400	460
Egypt Government International Bond
8.875%, 05/29/2050 (E)			1,435	1,463
8.700%, 03/01/2049			579	580
8.150%, 11/20/2059 (E)			200	190
5.875%, 02/16/2031 (E)			365	342
Ghana Government International Bond
7.750%, 04/07/2029 (E)			262	259
6.409%, 04/07/2025 (E)(I)			200	155
Jordan Government International Bond
5.850%, 07/07/2030 (E)			289	294
4.950%, 07/07/2025 (E)			433	445
Nigeria Government International Bond
7.625%, 11/21/2025			1,333	1,501
Oman Government International Bond
7.000%, 01/25/2051 (E)			214	211
Paraguay Government International Bond
4.625%, 01/25/2023			1,810	1,905
Republic of South Africa Government Bond
8.250%, 03/31/2032		ZAR	10,472	613
Russian Federal Bond - OFZ
7.400%, 07/17/2024		RUB	103,941	1,426
7.150%, 11/12/2025			49,657	675
Saudi Government International Bond MTN
3.750%, 01/21/2055 (E)		$	300	294
2.750%, 02/03/2032 (E)			972	972
Turkey Government International Bond
6.375%, 10/14/2025			506	501
Verisure Midholding
5.250%, 02/15/2029		EUR	248	301

Total Sovereign Debt (Cost $13,989) ($ Thousands)				13,942

MUNICIPAL BONDS — 1.3%

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (F)	$		5	4
Commonwealth of Puerto Rico, Ser A, GO
Callable 05/06/2021 @ 100
8.000%, 07/01/2035 (F)			6,515	5,114
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (C)(F)			5	4
5.500%, 07/01/2039 (F)			325	272
5.250%, 07/01/2023 (C)(F)			30	25
5.125%, 07/01/2037 (F)			20	17

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

5.000%, 07/01/2032 (F)	$5	$4
5.000%, 07/01/2041 (F)	705	569
Commonwealth of Puerto Rico, Ser B, GO
4.400%, 07/01/2020 (F)	10	8
4.250%, 07/01/2019 (F)	5	4
Commonwealth of Puerto Rico, Ser C, GO
Callable 05/06/2021 @ 100
6.000%, 07/01/2032 (F)	5	4
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (F)	5	4
Commonwealth of Puerto Rico, Ser E, GO
Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (F)	5	5

Total Municipal Bonds (Cost $4,180) ($ Thousands)		6,034

	Shares

PREFERRED STOCK — 0.4%

Consumer Discretionary — 0.0%
Boardriders Inc., ~ *(C)(D)	25,646	26
Guitar Center, ~ *(D)	40	4

		30

Energy — 0.0%
Crestwood Equity Partners, 9.250% (L)	19,536	169
NuStar Logistics, 6.975%	2,565	63

		232

Financials — 0.3%
FHLMC, 8.375% *(N)	134,140	676
FNMA, 8.250% *(N)	133,608	742

		1,418

Real Estate — 0.1%
Colony Capital, 7.150% ‡	12,189	308

Total Preferred Stock (Cost $2,645) ($ Thousands)		1,988

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 0.4%

Non-Agency Mortgage-Backed Obligations — 0.0%

CHT Mortgage Trust, Ser 2017-CSMO, Cl F
3.847%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (C)(E)	175	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 0.4%

Cifc Funding, Ser 2018-4RA, Cl C
3.423%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (E)	$250	$249
Octagon Investment Partners 43, Ser 2019- 1A, Cl D
4.118%, VAR ICE LIBOR USD 3 Month+3.900%, 10/25/2032 (E)	250	250
OHA Credit Funding 4, Ser 2019-4A, Cl D
3.972%, VAR ICE LIBOR USD 3 Month+3.750%, 10/22/2032 (E)	250	248
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
2.841%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (E)	250	248
TPG Real Estate Finance Issuer, Ser 2021- FL4, Cl D
3.706%, VAR ICE LIBOR USD 1 Month+3.600%, 03/15/2038 (E)	100	100
TPG Real Estate Finance Issuer, Ser 2021- FL4, Cl E
4.456%, VAR ICE LIBOR USD 1 Month+4.350%, 03/15/2038 (E)	100	100
Tryon Park CLO, Ser 2018-1A, Cl CR
2.941%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (E)	250	245
Venture XVII CLO, Ser 2018-17A, Cl DRR
3.061%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (E)	200	191

		1,631

Total Asset-Backed Securities (Cost $1,822) ($ Thousands)		1,806

CONVERTIBLE BONDS — 0.4%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (E)	60	95
Aurora Cannabis CV to 11.5308
5.500%, 02/28/2024	127	111
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (E)	50	68
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	265	261
Liberty Media CV to 16.776
3.750%, 02/15/2030	227	174
Liberty Media CV to 22.947
4.000%, 11/15/2029	217	166
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (E)	340	456
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	115	134

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	159

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Tilray CV to 5.9735
5.000%, 10/01/2023	$257	$236

Total Convertible Bonds (Cost $1,505) ($ Thousands)		1,701

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.039%, 06/03/2021 (I)	722	722

Total U.S. Treasury Obligation (Cost $722) ($ Thousands)		722

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.1%
7GC & Holdings, Expires 01/03/2027
Strike Price $12 *	12,464	$10
ACON S2 Acquisition, Expires 09/18/2027
Strike Price $12 *	15,358	14
Adit EdTech Acquisition, Expires 01/03/2028
Strike Price $12 *	2,591	1
AEA-Bridges Impact, Expires 01/03/2026
Strike Price $12 *	174	–
Aequi Acquisition, Expires 12/03/2027
Strike Price $12 *	930	1
ArcLight Clean Transition, Expires 09/25/2027
Strike Price $12 *	1,624	9
Athlon Acquisition, Expires 03/08/2026
Strike Price $12 *	15,680	8
Atlantic Avenue Acquisition, Expires 10/09/2027
Strike Price $12 *	32,776	24
Authentic Equity Acquisition, Expires 01/03/2028
Strike Price $12 *	11,501	7
Avanti Acquisition, Expires 01/03/2026
Strike Price $12 *	633	1
BlueRiver Acquisition, Expires 01/07/2026
Strike Price $12 *	4,749	3
Bright Lights Acquisition, Expires 01/03/2028
Strike Price $12 *	29,690	18
Broadstone Acquisition, Expires 09/18/2028
Strike Price $12 *	8,680	6
Burgundy Technology Acquisition, Expires 10/08/2025
Strike Price $12 *	4,631	5
Capstar Special Purpose Acquisition, Expires 07/12/2027
Strike Price $12 *	3,645	3
Carney Technology Acquisition II, Expires 12/03/2027
Strike Price $12 *	515	–
Cascade Acquisition, Expires 12/03/2027
Strike Price $12 *	1,120	1
CF Acquisition IV, Expires 12/17/2025
Strike Price $12 *	14,977	14
CF Acquisition V, Expires 01/03/2028
Strike Price $12 *	6,743	5
Chesapeake Energy, Expires 02/12/2026
Strike Price $32 *	794	16
Chesapeake Energy, Expires 02/12/2026
Strike Price $28 *	715	14
Chesapeake Energy, Expires 02/12/2026
Strike Price $36 *	606	10
D & Z Media Acquisition, Expires 01/03/2028
Strike Price $12 *	4,480	3

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
D8 Holdings, Expires 08/08/2027
Strike Price $12 *	11,250	$13
Deep Lake Capital Acquisition, Expires 01/03/2028
Strike Price $12 *	3,354	2
Delwinds Insurance Acquisition, Expires 08/04/2027
Strike Price $12 *	14,640	8
Dune Acquisition, Expires 11/01/2027
Strike Price $12 *	1,120	1
E.Merge Technology Acquisition, Expires 08/02/2025
Strike Price $12 *	9,009	9
East Resources Acquisition, Expires 07/04/2027
Strike Price $12 *	17,767	14
Edify Acquisition, Expires 01/03/2028
Strike Price $12 *	31,375	16
Empower, Expires 12/03/2027
Strike Price $12 *	6,258	7
Empowerment & Inclusion Capital I, Expires 01/03/2028
Strike Price $12 *	4,211	2
Equity Distribution Acquisition, Expires 09/12/2025
Strike Price $12 *	1,120	1
Fortistar Sustainable Solutions, Expires 01/03/2028
Strike Price $12 *	11,480	7
Goal Acquisitions, Expires 02/03/2022
Strike Price $12 *	1,120	1
Guitar Center, Expires 12/22/2070
Strike Price $100 *(D)	574	36
Guitar Center, Expires 12/30/2027
Strike Price $– *(C)	1,552	–
Guitar Center, Expires 12/22/2070
Strike Price $160 *(D)	574	24
Healthcare Capital, Expires 03/11/2025
Strike Price $12 *	14,758	9
Hennessy Capital Investment V, Expires 01/14/2026
Strike Price $12 *	11,468	13
HIG Acquisition, Expires 10/26/2025
Strike Price $12 *	3,751	4
HPX, Expires 07/17/2025
Strike Price $12 *	20,689	17
IG Acquisition, Expires 10/08/2027
Strike Price $12 *	8,433	8
INSU Acquisition III, Expires 01/03/2027
Strike Price $12 *	115	–
Investindustrial Acquisition, Expires 11/02/2027
Strike Price $12 *	3,211	2

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Isleworth Healthcare Acquisition, Expires 08/02/2027
Strike Price $12 *	17,952	$8
Jack Creek Investment, Expires 01/03/2028
Strike Price $12 *	11,612	6
Jaws Mustang Acquisition, Expires 02/02/2026
Strike Price $12 *	2,634	3
Kairos Acquisition, Expires 01/03/2028
Strike Price $12 *	2,186	1
KINS Technology Group, Expires 01/03/2026
Strike Price $12 *	6,720	4
Kismet Acquisition One, Expires 08/09/2025
Strike Price $12 *	3,240	3
Lakestar Spac I, Expires 01/03/2026
Strike Price $12 *	102	–
Legato Merger, Expires 01/03/2026
Strike Price $12 *	5,152	2
Leo Holdings II, Expires 01/10/2028
Strike Price $12 *	5,661	4
LGL Systems Acquisition, Expires 11/15/2026
Strike Price $12 *	1,263	2
Lionheart Acquisition II, Expires 02/14/2026
Strike Price $12 *	21,396	15
Marlin Technology, Expires 03/08/2026
Strike Price $12 *	3,290	2
Marquee Raine Acquisition, Expires 12/04/2025
Strike Price $12 *	1,021	1
Mason Industrial Technology, Expires 01/03/2028
Strike Price $12 *	2,800	2
Montes Archimedes Acquisition, Expires 01/03/2026
Strike Price $12 *	296	–
Monument Circle Acquisition, Expires 01/03/2028
Strike Price $12 *	7,851	4
Mudrick Capital Acquisition II, Expires 09/13/2027
Strike Price $12 *	17,679	11
Natural Order Acquisition, Expires 09/18/2025
Strike Price $12 *	2,037	2
Noble Corp, Expires 02/05/2028
Strike Price $– *	2,470	13
North Atlantic Acquisition, Expires 10/23/2025
Strike Price $12 *	10,709	6
OCA Acquisition, Expires 01/03/2028
Strike Price $12 *	21,124	10
Omnichannel Acquisition, Expires 01/02/2028

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	161

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Strike Price $12 *	1,876	$2
One Equity Partners Open Water I, Expires 01/03/2028
Strike Price $12 *	14,378	10
Oyster Enterprises Acquisition, Expires 01/03/2028
Strike Price $12 *	8,983	5
PMV Consumer Acquisition, Expires 09/03/2027
Strike Price $12 *	1,680	1
Poema Global Holdings, Expires 01/03/2028
Strike Price $12 *	6,498	4
Population Health Investment, Expires 10/04/2025
Strike Price $12 *	180	–
Prime Impact Acquisition I, Expires 10/04/2030
Strike Price $12 *	24,394	20
Progress Acquisition, Expires 01/03/2028
Strike Price $12 *	2,800	1
Recharge Acquisition, Expires 10/08/2027
Strike Price $12 *	95	–
RMG Acquisition III, Expires 01/03/2028
Strike Price $12 *	11	–
Roman DBDR Tech Acquisition, Expires 11/03/2025
Strike Price $12 *	11,429	9
Rotor Acquisition, Expires 06/18/2027
Strike Price $12 *	3,240	2
Science Strategic Acquisition Alpha, Expires 01/03/2028
Strike Price $12 *	16,801	10
ScION Tech Growth I, Expires 11/04/2025
Strike Price $12 *	7,979	7
SCP & CO Healthcare Acquisition, Expires 01/30/2028
Strike Price $12 *	2,240	1
SCVX, Expires 01/27/2025
Strike Price $12 *	1,714	2
Silver Crest Acquisition, Expires 04/03/2028
Strike Price $12 *	11,548	6
Spartacus Acquisition, Expires 11/03/2027
Strike Price $12 *	15,858	10
Sports Entertainment Acquisition, Expires 11/02/2025
Strike Price $12 *	543	1
Thayer Ventures Acquisition, Expires 01/04/2030
Strike Price $12 *	2,223	1
TLG Acquisition One, Expires 01/28/2028
Strike Price $12 *	1,016	1
Trepont Acquisition I, Expires 11/27/2025
Strike Price $12 *	2,031	1

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Union Acquisition II, Expires 04/04/2025
Strike Price $12 *	19,909	$14
Virtuoso Acquisition, Expires 01/03/2028
Strike Price $12 *	17,940	11
Vistas Media Acquisition, Expires 08/04/2026
Strike Price $12 *	6,608	4
Windstream Services
Strike Price $– *‡‡(C)	5,809	75
Yellowstone Acquisition, Expires 10/24/2025
Strike Price $12 *	2,146	2

Total Warrants (Cost $703) ($ Thousands)		666

	Number of Rights

RIGHTS — 0.0%
Celgene Corp CVR *‡‡	2,073	–

Total Rights (Cost $1) ($ Thousands)		–

	Shares

CASH EQUIVALENTS — 20.6%

Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I
0.004%**	1,344,449	1,344
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	95,930,025	95,930

Total Cash Equivalents (Cost $97,274) ($ Thousands)		97,274

Total Investments in Securities — 98.3% (Cost $449,172) ($ Thousands)		$465,220

COMMON STOCK SOLD SHORT— (9.8)%

Communication Services — (0.7)%
Cogent Communications Holdings Inc	(6,162)	(424)
New York Times Co/The, Cl A	(18,278)	(925)
Verizon Communications Inc	(23,028)	(1,339)
Warner Music Group, Cl A	(19,837)	(681)

		(3,369)

Consumer Discretionary — (2.3)%
Asbury Automotive Group Inc *	(3,718)	(731)
AutoNation Inc *	(5,975)	(557)
Brunswick Corp/DE	(14,929)	(1,424)

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Camping World Holdings Inc, Cl A	(27,439)	$(998)
Carvana Co, Cl A *	(1,531)	(402)
Dick’s Sporting Goods Inc	(15,460)	(1,177)
Foot Locker Inc, Cl A	(660)	(37)
Gap Inc/The	(1,286)	(38)
Grand Canyon Education Inc *	(5,685)	(609)
H&R Block Inc	(18,386)	(401)
Hibbett Sports Inc *	(10,453)	(720)
Hyatt Hotels Corp, Cl A	(4,482)	(371)
MarineMax Inc *	(6,527)	(322)
Peloton Interactive Inc, Cl A *	(8,455)	(951)
Polaris Inc	(2,744)	(366)
Skechers USA Inc, Cl A *	(17,448)	(728)
Thor Industries Inc	(2,834)	(382)
Urban Outfitters Inc *	(972)	(36)
Winnebago Industries	(3,433)	(263)
Workhorse Group Inc *	(15,284)	(210)

		(10,723)

Consumer Staples — (1.2)%
Campbell Soup Co	(39,400)	(1,981)
General Mills Inc	(12,300)	(754)
J M Smucker Co/The	(9,977)	(1,262)
Kroger Co/The	(20,443)	(736)
SpartanNash Co	(38,450)	(755)

		(5,488)

Energy — (0.2)%
Frontline Ltd	(121,389)	(868)

Financials — (0.6)%
FactSet Research Systems Inc	(1,462)	(451)
Goldman Sachs Group Inc/The	(1,629)	(533)
Houlihan Lokey Inc, Cl A	(13,398)	(891)
Moelis & Co, Cl A	(7,038)	(386)
Pinnacle Financial Partners Inc	(4,209)	(373)
Raymond James Financial Inc	(3,256)	(399)

		(3,033)

Health Care — 0.0%
Hologic Inc *	(1,057)	(79)

Industrials — (0.8)%
AeroVironment Inc *	(2,130)	(247)
Air Lease Corp, Cl A	(4,972)	(244)
Alaska Air Group Inc	(3,547)	(246)
Atlas Air Worldwide Holdings Inc *	(4,233)	(256)
Caterpillar Inc, Cl A	(2,427)	(563)
Delta Air Lines Inc, Cl A *	(7,831)	(378)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
GATX	(2,696)	$(250)
Korn Ferry	(4,045)	(252)
Masco Corp	(4,298)	(257)
Terex Corp	(12,248)	(564)
Titan Machinery Inc *	(2,889)	(74)
TPI Composites *	(8,070)	(455)

		(3,786)

Information Technology — (3.1)%
Advanced Micro Devices Inc *	(21,919)	(1,721)
Akamai Technologies Inc *	(5,757)	(587)
Amdocs Ltd	(3,325)	(233)
Analog Devices Inc	(8,573)	(1,330)
Apple Inc	(4,713)	(576)
Automatic Data Processing Inc	(5,182)	(977)
Bill.com Holdings Inc *	(2,813)	(409)
Broadridge Financial Solutions Inc	(4,075)	(624)
Check Point Software Technologies Ltd *	(7,292)	(816)
International Business Machines Corp	(10,752)	(1,433)
Jack Henry & Associates Inc	(3,929)	(596)
Marvell Technology Group Ltd	(8,198)	(402)
Okta Inc, Cl A *	(3,004)	(662)
Paycom Software Inc *	(1,111)	(411)
PTC Inc *	(4,157)	(572)
Qorvo Inc *	(2,887)	(527)
salesforce.com Inc *	(5,650)	(1,197)
Splunk Inc *	(2,284)	(309)
Sykes Enterprises Inc *	(1,717)	(76)
Trade Desk Inc/The, Cl A *	(344)	(224)
Workday Inc, Cl A *	(3,557)	(884)
Yext *	(19,208)	(278)

		(14,844)

Real Estate — (0.9)%
Digital Realty Trust Inc, Cl A	(6,260)	(881)
Equinix Inc	(1,297)	(881)
Hudson Pacific Properties Inc	(13,590)	(369)
Iron Mountain Inc	(16,987)	(629)
Redfin Corp *	(11,164)	(743)
SL Green Realty	(5,101)	(357)
Vornado Realty Trust	(8,035)	(365)

		(4,225)

Total Common Stock Sold Short (Proceeds $43,742) ($ Thousands)		(46,415)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	163

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT — (2.8)%

Communication Services — (0.3)%

Front Range BidCo
6.125%, 03/01/2028 (E)	$(476)	$(490)
Gray Television
7.000%, 05/15/2027 (E)	(177)	(192)
Outfront Media Capital
5.000%, 08/15/2027 (E)	(545)	(550)

		(1,232)

Consumer Discretionary — (1.2)%
American Axle & Manufacturing
6.875%, 07/01/2028	(154)	(162)
6.250%, 04/01/2025	(115)	(119)
6.250%, 03/15/2026	(41)	(42)
Aramark Services
5.000%, 02/01/2028 (E)	(640)	(664)
Beazer Homes USA
5.875%, 10/15/2027	(260)	(269)
Expedia Group
6.250%, 05/01/2025 (E)	(72)	(83)
5.000%, 02/15/2026	(123)	(139)
3.250%, 02/15/2030	(149)	(150)
Goodyear Tire & Rubber
4.875%, 03/15/2027	(142)	(146)
MGM Resorts International
5.500%, 04/15/2027	(500)	(537)
4.625%, 09/01/2026	(900)	(944)
Radiate Holdco
6.500%, 09/15/2028 (E)	(400)	(422)
Tenneco
7.875%, 01/15/2029 (E)	(203)	(228)
Terrier Media Buyer
8.875%, 12/15/2027 (E)	(633)	(681)
Wynn Las Vegas
5.250%, 05/15/2027 (E)	(445)	(466)
ZF Finance GmbH MTN
3.750%, 09/21/2028	(94)	(120)
3.000%, 09/21/2025	(500)	(620)

		(5,792)

Consumer Staples — (0.1)%
B&G Foods
5.250%, 09/15/2027	(246)	(256)
Spectrum Brands
3.875%, 03/15/2031 (E)	(230)	(225)

		(481)

Energy — (0.2)%
Apache
4.375%, 10/15/2028	(115)	(115)
DCP Midstream Operating
5.625%, 07/15/2027	(138)	(150)
5.125%, 05/15/2029	(55)	(59)
EQT
5.000%, 01/15/2029	(27)	(29)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)

PBF Logistics
6.875%, 05/15/2023	$(156)	$(156)
Southwestern Energy
8.375%, 09/15/2028	(96)	(105)
7.750%, 10/01/2027	(171)	(183)
Targa Resources Partners
6.875%, 01/15/2029	(44)	(48)
Western Midstream Operating
5.300%, 02/01/2030	(232)	(251)

		(1,096)

Financials — (0.1)%
MPH Acquisition Holdings
5.750%, 11/01/2028 (E)	(82)	(81)
PennyMac Financial Services
4.250%, 02/15/2029 (E)	(200)	(191)

		(272)

Health Care — 0.0%
Global Medical Response
6.500%, 10/01/2025 (E)	(117)	(121)

Industrials — (0.2)%
ACCO Brands
4.250%, 03/15/2029 (E)	(230)	(224)
Builders FirstSource
5.000%, 03/01/2030 (E)	(384)	(402)
Rolls-Royce
5.750%, 10/15/2027 (E)	(83)	(88)
Spirit AeroSystems
7.500%, 04/15/2025 (E)(N)	(143)	(154)
4.600%, 06/15/2028	(108)	(106)

		(974)

Information Technology — (0.2)%
CommScope
8.250%, 03/01/2027 (E)	(400)	(428)
Diebold Nixdorf
9.375%, 07/15/2025 (E)	(188)	(209)
Endure Digital
6.000%, 02/15/2029 (E)	(246)	(240)
Plantronics
5.500%, 05/31/2023 (E)	(6)	(6)
4.750%, 03/01/2029 (E)	(190)	(187)

		(1,070)

Materials — (0.3)%
Mauser Packaging Solutions Holding
5.500%, 04/15/2024 (E)	(691)	(702)
Trivium Packaging Finance BV
8.500%, 08/15/2027 (E)	(600)	(651)
5.500%, 08/15/2026 (E)	(189)	(199)

		(1,552)

Real Estate — (0.1)%
Diversified Healthcare Trust
4.750%, 02/15/2028	(150)	(148)

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)

Outfront Media Capital
4.625%, 03/15/2030 (E)	$(111)	$(107)
RHP Hotel Properties
4.500%, 02/15/2029 (E)	(271)	(272)

		(527)

Utilities — (0.1)%
PG&E
5.000%, 07/01/2028	(223)	(235)

Total Corporate Obligations Sold Short (Proceeds $13,147) ($ Thousands)		(13,352)

	Shares

FOREIGN COMMON STOCK SOLD SHORT— (2.6)%

Canada — (0.2)%
BCE Inc	(15,055)	(679)
Rogers Communications Inc, Cl B	(9,623)	(444)

		(1,123)

China — (0.1)%
JinkoSolar Holding ADR *	(8,279)	(345)

Denmark — (0.2)%
Demant A/S *	(16,968)	(721)

Germany — (0.1)%
TeamViewer AG *	(15,705)	(672)

Ireland — (0.2)%
Accenture PLC, Cl A	(2,254)	(623)
ICON PLC *	(266)	(52)

		(675)

Israel — (0.1)%
Wix.com Ltd *	(1,798)	(502)

Japan — (0.3)%
Rakuten Group Inc	(57,700)	(689)
Z Holdings Corp	(123,800)	(617)

		(1,306)

Mexico — (0.2)%
America Movil ADR, Cl L	(71,153)	(966)

Description	Shares		Market Value ($ Thousands)

FOREIGN COMMON STOCK SOLD SHORT (continued)

Spain — (0.1)%
Cellnex Telecom SA		(10,497)	$(606)

Switzerland — (0.5)%
Logitech International		(11,370)	(1,188)
Temenos AG		(7,159)	(1,035)

			(2,223)

United Kingdom — (0.6)%
Allegion PLC		(3,455)	(434)
Aon PLC, Cl A		(7,927)	(1,824)
AstraZeneca PLC ADR		(13,747)	(684)

			(2,942)

Total Foreign Common Stock Sold Short (Proceeds $11,345) ($ Thousands)			(12,081)

EXCHANGE TRADED FUNDS SOLD SHORT— (2.4)%

Exchange Traded Fund — (2.4)%
iShares Russell 2000 ETF		(10,335)	(2,284)
SPDR S&P 500 ETF Trust		(22,479)	(8,909)

Total Exchange Traded Funds Sold Short (Proceeds $11,074) ($ Thousands)			(11,193)

	Face Amount (Thousands)
SOVEREIGN DEBT — -0.2%
Altice Financing
2.250%, 01/15/25	EUR	(201)	(230)
Boparan Finance
7.625%, 11/30/25	GBP	(136)	(185)
Douglas GmbH
6.000%, 04/08/26	EUR	(154)	(177)
Rolls-Royce
4.625%, 02/16/26		(83)	(105)

Total Sovereign Debt (Proceeds $706) ($ Thousands)			(697)

U.S. TREASURY OBLIGATIONS SOLD SHORT — 0.0%
U.S. Treasury Notes
1.125%, 02/15/31		$(76)	(72)
0.500%, 02/28/26		(114)	(111)

Total U.S. Treasury Obligations (Proceeds $186) ($ Thousands)			(183)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	165

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Total Investments Sold Short — (17.8)% (Proceeds $80,200) ($ Thousands)		$(83,921)

	Contracts

PURCHASED OPTIONS* — 0.2%
Total Purchased Options (M) (Cost $1,332) ($ Thousands)	2,454	$781

WRITTEN OPTIONS* — (0.1)%
Total Written Options (M) (Premiums Received $1,004) ($ Thousands)	(816)	$(570)

A list of the open exchange traded options contracts for the Fund at March 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
Beazer Homes USA, Inc.*	65	$4	$15.00	4/17/2021	$–
iShares iBoxx $ High Yield Corporate Bond ETF*	204	14	85.00	4/17/2021	2
iShares iBoxx $ High Yield Corporate Bond ETF*	123	9	85.00	5/22/2021	7
iShares iBoxx $ Inv Grade Corporate Bond ETF*	32	3	126.00	4/17/2021	1
PBF Energy Inc*	29	3	12.00	4/17/2021	1
PBF Energy Inc*	11	1	11.00	4/17/2021	–
PennyMac Financial Services Inc*	15	3	60.00	5/22/2021	3
S&P 500 Index*	1	4	3,800.00	4/17/2021	1
S&P 500 Index*	28	31	3,810.00	4/17/2021	14
S&P 500 Index*	57	79	3,650.00	4/17/2021	30
S&P 500 Index*	60	83	3,710.00	4/17/2021	43
S&P 500 Index*	58	88	3,650.00	4/17/2021	50
S&P 500 Index*	17	65	3,920.00	4/17/2021	66
S&P 500 Index*	28	101	3,950.00	4/17/2021	66
S&P 500 Index*	57	211	3,850.00	4/17/2021	104
S&P 500 Index*	60	263	3,910.00	4/17/2021	147
S&P 500 Index*	17	22	3,720.00	4/17/2021	22
S&P 500 Index*	58	227	3,850.00	4/17/2021	157
SPDR® S&P® Oil & Gas Exploration & Production ETF*	21	6	79.00	4/17/2021	5

		1,217			719

Call Options
Advanced Micro Devices Inc*	53	4	150.00	4/17/2021	–
Altitude Acquisition Corp*	11	1	10.00	4/17/2021	–
American Axle & Manufact. Holdings, Inc.*	46	3	12.00	4/17/2021	–
Artius Acquisition Inc*	134	7	10.00	4/17/2021	3
Burgundy Technology Acquisition Corp*	11	–	10.00	4/17/2021	–
Capital Venture Acquisition Corp*	78	10	12.50	5/22/2021	2
CONX Corp.*	62	1	10.00	4/17/2021	1
Express, Inc.*	46	3	5.00	5/22/2021	3
Far Peak Acquisition Corp Class A*	11	–	10.00	6/19/2021	–
Ford Mortor Co*	70	5	15.00	6/19/2021	2
Forum Merger III Corp*	56	2	10.00	4/17/2021	1

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
General Motors Co*	51	$9	$70.00	6/19/2021	$5
IG Acquisition Corp*	11	–	10.00	4/17/2021	–
Lefteris Acquisition Corp*	28	1	10.00	4/17/2021	–
Michaels Companies Inc*	34	1	22.50	4/17/2021	–
Michaels Companies Inc*	22	–	22.50	6/19/2021	–
NextGen Acquisition Corp Class A*	10	1	10.00	4/17/2021	–
Peridot Acquisition Corp*	25	3	12.50	4/17/2021	–
Peridot Acquisition Corp*	51	6	15.00	4/17/2021	–
ProShares UltraShort 20+ Year Treasury*	57	3	23.00	4/17/2021	2
Qell Acquisition Corp*	25	1	10.00	4/17/2021	1
RedBall Acquisition Corp*	114	3	10.00	4/17/2021	1
Root Inc*	24	4	20.00	5/22/2021	2
Social Capital Hedosophia Hldgs Corp VI*	56	5	10.00	6/19/2021	5
Social Capital Hedosophia Hldgs Corp VI*	56	7	10.00	7/17/2021	7
Social Capital Hedosophia HoldingsCorpIV*	103	14	10.00	7/17/2021	15
Social Capital Hedosophia HoldingsCorpIV*	41	4	10.00	6/19/2021	5
Sports Entertainment Acquisition Corp*	28	–	10.00	4/17/2021	–
Supernova Partners Acquisition Co Inc*	8	–	10.00	5/22/2021	–
Supernova Partners Acquisition Co Inc*	84	5	10.00	4/17/2021	1
Tap Co*	16	3	57.50	7/17/2021	2
TWC Tech Holdings II Corp*	9	–	10.00	4/17/2021	–
Tyson Foods, Inc.*	32	6	85.00	7/17/2021	3
VG Acquisition Corp*	50	3	10.00	4/17/2021	1

		115			62

Total Purchased Options		$1,332			$781

WRITTEN OPTIONS — 0.0%

Put Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(204)	$(4)	80.00	04/17/21	$(2)
iShares iBoxx $ High Yield Corporate Bond ETF*	(123)	(2)	80.00	05/22/21	(3)
S&P 500 Index*	(56)	(110)	3,880.00	04/17/21	(59)
S&P 500 Index*	(34)	(73)	3,820.00	04/17/21	(74)
S&P 500 Index*	(114)	(253)	3,750.00	04/17/21	(107)
S&P 500 Index*	(119)	(284)	3,810.00	04/17/21	(155)
S&P 500 Index*	(115)	(275)	3,750.00	04/17/21	(169)

		(1,001)			(569)

Call Options
Peridot Acquisition Corp*	(51)	(3)	20.00	04/17/21	(1)

		(3)			(1)

Total Written Options		$(1,004)			$(570)

†† Represents Cost

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	(9)	Jun-2021	$(1,770)	$(1,785)	$(15)
U.S. 10-Year Treasury Note	(3)	Jun-2021	(400)	(393)	7
U.S. Long Treasury Bond	(17)	Jun-2021	(2,706)	(2,628)	78

			$(4,876)	$(4,806)	$70

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	167

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	06/16/21	USD	182	IDR	2,649,220	$(2)

Barclays PLC	04/05/21	USD	636	BRL	3,586	(1)

Barclays PLC	04/05/21	BRL	3,780	USD	649	(21)

Barclays PLC	04/21/21	USD	402	AUD	513	(11)

Barclays PLC	04/21/21	AUD	513	USD	398	7

Barclays PLC	05/14/21	CAD	100	USD	79	–

Barclays PLC	05/14/21	CAD	140	USD	112	1

Barclays PLC	05/14/21	EUR	510	USD	624	25

Barclays PLC	05/19/21	USD	236	JPY	24,747	(12)

Barclays PLC	06/16/21	USD	252	EUR	212	(3)

Barclays PLC	06/16/21	USD	1,379	TRY	10,615	(157)

BNYMellon	06/16/21	USD	51	CAD	64	–

BNYMellon	06/16/21	USD	76	CAD	96	–

BNYMellon	06/16/21	GBP	252	USD	352	4

BNYMellon	06/16/21	CAD	302	USD	240	–

BNYMellon	06/16/21	USD	439	EUR	369	(5)

BNYMellon	06/16/21	EUR	1,049	USD	1,254	19

Citi	04/21/21	USD	771	CAD	989	15

Citi	04/21/21	CAD	1,576	USD	1,242	(12)

Citi	05/19/21	USD	121	JPY	12,696	(6)

Citi	05/20/21	CNH	1,826	USD	281	3

Credit Suisse First Boston	06/16/21	TRY	7,235	USD	843	11

Deutsche Bank	06/16/21	USD	165	IDR	2,411,361	–

Deutsche Bank	06/16/21	RUB	91,631	USD	1,241	39

Deutsche Bank	06/17/21	ZAR	9,535	USD	622	(17)

Goldman Sachs	04/05/21	USD	506	BRL	2,865	2

Goldman Sachs	04/05/21	USD	1,037	BRL	5,694	(28)

Goldman Sachs	04/05/21	BRL	8,560	USD	1,578	62

Goldman Sachs	07/02/21	BRL	2,865	USD	503	(1)

Goldman Sachs	04/21/21	ILS	466	USD	142	2

Goldman Sachs	04/21/21	USD	494	AUD	637	(10)

Goldman Sachs	04/21/21	USD	534	CAD	677	5

Goldman Sachs	04/21/21	AUD	637	USD	494	9

Goldman Sachs	04/21/21	USD	1,147	ILS	3,665	(48)

Goldman Sachs	05/19/21	USD	985	JPY	105,054	(34)

Goldman Sachs	05/19/21	JPY	20,943	USD	192	2

Goldman Sachs	05/20/21	USD	324	CNH	2,119	(3)

Goldman Sachs	05/20/21	USD	710	KRW	802,914	3

Goldman Sachs	05/20/21	USD	189	KRW	211,161	(1)

Goldman Sachs	05/20/21	CNH	12,871	USD	1,977	23

Goldman Sachs	05/20/21	KRW	3,379,688	USD	3,028	28

Goldman Sachs	05/20/21	KRW	1,092,532	USD	960	(10)

Goldman Sachs	06/16/21	USD	430	RUB	32,056	(9)

Goldman Sachs	06/16/21	USD	480	GBP	345	(3)

HSBC	04/05/21	USD	660	BRL	3,573	(27)

HSBC	04/21/21	CAD	1,370	USD	1,080	(9)

HSBC	05/19/21	USD	1,060	JPY	111,204	(53)

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

HSBC	05/20/21	USD	585	CNH	3,807	$(7)

HSBC	06/16/21	USD	269	RUB	19,865	(9)

HSBC	06/16/21	EUR	429	USD	511	6

HSBC	06/16/21	USD	650	MXN	13,928	25

JPMorgan Chase Bank	04/05/21	BRL	3,379	USD	602	4

JPMorgan Chase Bank	04/21/21	CAD	253	USD	200	(2)

JPMorgan Chase Bank	05/19/21	USD	648	JPY	67,946	(32)

JPMorgan Chase Bank	06/16/21	CNY	286	USD	44	–

JPMorgan Chase Bank	06/16/21	USD	543	CHF	497	(14)

JPMorgan Chase Bank	06/16/21	USD	730	CNY	4,756	(9)

JPMorgan Chase Bank	06/16/21	EUR	1,414	USD	1,683	19

JPMorgan Chase Bank	06/16/21	USD	1,496	RUB	111,742	(31)

JPMorgan Chase Bank	06/16/21	TRY	3,380	USD	403	14

JPMorgan Chase Bank	06/16/21	IDR	36,814,101	USD	2,534	25

Montgomery/Bank of America	04/21/21	USD	594	CAD	753	5

Montgomery/Bank of America	05/19/21	JPY	72,570	USD	692	35

Montgomery/Bank of America	06/16/21	USD	153	CHF	140	(4)

Montgomery/Bank of America	06/16/21	USD	498	GBP	356	(7)

Montgomery/Bank of America	06/16/21	USD	628	EUR	528	(7)

Morgan Stanley	04/21/21	USD	271	CAD	345	3

Morgan Stanley	04/21/21	CAD	877	USD	692	(6)

Morgan Stanley	04/21/21	USD	1,696	AUD	2,189	(29)

Morgan Stanley	04/21/21	AUD	2,189	USD	1,696	29

Morgan Stanley	05/19/21	USD	747	JPY	79,231	(30)

Morgan Stanley	05/19/21	JPY	46,599	USD	443	21

Morgan Stanley	06/16/21	USD	1,371	RUB	102,786	(23)

Morgan Stanley	06/16/21	USD	1,549	EUR	1,298	(22)

Morgan Stanley	06/16/21	RUB	345,983	USD	4,614	77

NATWEST MARKETS INC. (PAS)	05/20/21	USD	250	CNH	1,625	(3)

NATWEST MARKETS INC. (PAS)	05/20/21	CNH	919	USD	141	1

State Street	04/21/21	USD	235	CAD	295	(1)

State Street	04/21/21	USD	470	ILS	1,491	(22)

State Street	04/21/21	CAD	2,132	USD	1,714	18

State Street	04/21/21	CAD	1,050	USD	829	(7)

State Street	05/19/21	USD	176	JPY	19,106	(3)

State Street	05/19/21	JPY	331,846	USD	3,164	159

State Street	05/20/21	USD	329	CNH	2,169	–

State Street	05/20/21	USD	520	CNH	3,384	(6)

State Street	05/20/21	CNH	17,153	USD	2,635	31

State Street	06/16/21	USD	87	CHF	79	(2)

State Street	06/16/21	EUR	1,543	USD	1,836	20

TD Bank	04/21/21	CAD	664	USD	524	(5)

TD Bank	05/20/21	CNH	10,628	USD	1,635	21

TD Bank	06/16/21	EUR	335	USD	398	4

UBS	04/21/21	USD	899	ILS	2,853	(43)

UBS	04/21/21	CAD	967	USD	764	(6)

UBS	04/21/21	USD	1,035	CAD	1,314	11

UBS	04/21/21	USD	1,761	AUD	2,273	(30)

UBS	04/21/21	AUD	2,273	USD	1,757	26

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	169

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
UBS	04/21/21	ILS	2,853	USD	867	$11

UBS	05/19/21	USD	353	JPY	37,296	(15)

UBS	05/19/21	JPY	9,427	USD	90	5

UBS	05/20/21	USD	1,455	CNH	9,480	(15)

UBS	05/20/21	CNH	2,223	USD	342	4

UBS	06/16/21	USD	266	CHF	244	(7)

UBS	06/16/21	USD	2,275	EUR	1,912	(24)

Westpac Banking	04/21/21	USD	2,382	CAD	3,019	20

Westpac Banking	05/19/21	USD	303	JPY	31,815	(15)

Westpac Banking	06/16/21	USD	74	EUR	62	(1)

Westpac Banking	06/16/21	GBP	689	USD	964	14

						$(52)

A list of the open OTC swap agreements held by the Fund at March 31, 2021 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	PERSPECTA Inc	FEDEF-1D	ASSET RETURN	Semi-Annually	05/21/2021	USD	(133)	$–	$–	$–

Bank of America Merrill Lynch	Indonesia Government Bond	3-MONTH USD - LIBOR + 1%	INDONESIA GOVERNMENT	Semi-Annually	05/21/2021	USD	20,380,635	92	–	92

Deutsche Bank	Indonesia Treasury Bond	3-MONTH USD - LIBOR	INDONESIA GOVERNMENT	Semi-Annually	06/15/2032	USD	8,422,378	20	–	20

Goldman Sachs	NETMARBLE CORP	ASSET RETURN	NETMARBLE CORP	Monthly	12/15/2025	KRW	373	(32)	–	(32)

Goldman Sachs	NOVATEK MICROELECT	1 MONTH LIBOR + 50	NOVATEK MICROELECT	Annually	12/15/2025	USD	(1,178)	182	–	182

Goldman Sachs	Russell 2000 Growth Index Technology	ASSET RETURN	RUSSELL 2000 GROWTH INDEX TECHNOLOGY	Monthly	12/15/2025	USD	9,555	452	–	452

Goldman Sachs	SILERGY CORP	1 MONTH LIBOR + 50	SILERGY CORP	Annually	12/08/2022	USD	(1,271)	(74)	–	(74)

Goldman Sachs	WINBOND ELECTRONICS	ASSET RETURN	WINBOND ELECTRONICS	Monthly	12/15/2025	TWD	(14)	(55)	–	(55)

Morgan Stanley	CDN PAC RLWAYS	ASSET RETURN	CDN PAC RLWAY(S)	Monthly	03/23/2023	USD	758	(34)	–	(34)

Morgan Stanley	CHANGEHEALTHCARE	FEDEF-1D	CHANGEHEALTHCARE(L)	Annually	03/05/2023	USD	(870)	(8)	–	(8)

Morgan Stanley	COHERENT INC	FEDEF-1D	COHERENT INC (L)	Annually	03/05/2023	USD	(2,513)	(12)	–	(12)

Morgan Stanley	DIALOG SEMI	EURIB-1M	DIALOG SEMI(L)	Annually	02/16/2023	EUR	(1,230)	15	–	15

Morgan Stanley	EXTENDED STAY	FEDEF-1D	EXTENDED STAY (L)	Annually	03/24/2023	USD	(63)	—	–	–

Morgan Stanley	GRANDVISION NV	EURIB-1M	GRANDVISION NV(L)	Annually	11/01/2021	EUR	(69)	2	–	2

Morgan Stanley	GW PHRMA PLC	FEDEF-1D	GW PHRMA PLC (L)	Annually	03/01/2023	USD	(959)	9	–	9

Morgan Stanley	II-VI Inc	ASSET RETURN	II-VI INC (S)	Monthly	03/10/2023	USD	592	(17)	–	(17)

Morgan Stanley	JAZZ PHARMA	ASSET RETURN	JAZZ PHARMA(S)	Monthly	02/04/2023	USD	40	–	–	–

Morgan Stanley	KANSAS CITY STHRN	FEDEF-1D	KANSAS CITY STHRN(L)	Annually	03/23/2023	USD	(1,080)	44	–	44

Morgan Stanley	MARVELL TECH	ASSET RETURN	MARVELL TECH(S)	Monthly	02/11/2023	USD	72	3	–	3

Morgan Stanley	SHAW COMM	DISC -1D	SHAW COMM (L)	Annually	03/16/2023	CAD	(1,608)	(24)	–	(24)

								$563	$–	$563

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021 is as follows:

Credit Default Swaps

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	$336	$(30)	$(1)	$(29)

CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	480	(42)	(3)	(39)

CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	336	(29)	(1)	(28)

CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	336	(30)	(1)	(29)

CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	173	(15)	(1)	(14)

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	$374	$(33)	$—	$(33)

CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	383	(34)	(34)	—

CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	1,897	(169)	(162)	(7)

CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	154	(14)	(14)	—

GAP Inc.	Buy	1.00%	Quarterly	06/20/2025	270	2	37	(35)

Mexico	Buy	1.00%	Quarterly	06/20/2023	1,273	(14)	—	(14)

Mexico	Buy	1.00%	Quarterly	12/20/2023	2,550	(28)	(21)	(7)

Mexico	Buy	1.00%	Quarterly	12/20/2023	458	(5)	3	(8)

Nordstrom	Buy	1.00%	Quarterly	06/20/2025	50	2	3	(1)

Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(40)	(10)	(30)

Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	885	97	55	42

Simon Property Group	Buy	1.00%	Quarterly	06/20/2025	275	(3)	16	(19)

SOAF	Buy	1.00%	Quarterly	12/20/2024	3,399	103	—	103

						$ (282)	$ (134)	$ (148)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

4.788	1.0 X MXIBTIIE + 0.0 BPS	Monthly	06/14/2023	MXN	30,556	$ (13)	$ –	$ (13)

5.7	1.0 X MXIBTIIE + 0.0 BPS	Monthly	06/10/2026	MXN	30,700	(32)	–	(32)

1.0 X WIBR6M + 0.0 BPS	1.91	Semi-Annually	06/16/2031	PLN	11,421	1	–	1

1.0 X SORF6M + 0.0 BPS	1.6515	Semi-Annually	06/16/2031	SGD	1,065	(11)	–	(11)

						$ (55)	$ –	$ (55)

Percentages	are based on Net Assets of $473,092 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

There is currently no rate available.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2021 was $2,885 ($ Thousands) and represented 0.6% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2021 was $983 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $54,449 ($ Thousands), representing 11.5% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.

(G)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. (H) Perpetual security with no stated maturity date.

(I)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(J)	Unsettled bank loan. Interest rate may not be available.

(K)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(L)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $169 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

(M)	Refer to table below for details on Options Contracts.

(N)	Security, or portion thereof, has been pledged as collateral on securities sold short.

ADR	— American Depositary Receipt

AUD— Australian Dollar

BPS— Basis Points

CAD— Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CNH— Chinese Yuan Offshore

CNY— Chinese Yuan

CV — Conversion Ratio

DAC — Designated Activity Company

EGP — Egyptian Pound

ETF — Exchange-Traded Fund

EUR—Euro

ETN — Exchange Traded Note

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GBP— British Pound Sterling

ICE— Intercontinental Exchange

ILS— Israeli New Sheckels

JPY— Japanese Yen

KRW— Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over The Counter

PIK — Payment-in-Kind

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	171

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Strategy Alternative Fund (Concluded)

PLC — Public Limited Company

Pty — Proprietary

RUB — Russian Ruble

S&P— Standard & Poor’s

SGD — Singapore Dollar

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

TRY—Turkish Lira

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Common Stock	177,098	537	324	177,959

Corporate Obligations	–	74,554	623	75,177

Exchange Traded Funds	50,396	–	–	50,396

Loan Participations	–	14,937	4,181	19,118

Foreign Common Stock	18,437	–	–	18,437

Sovereign Debt	–	13,942	–	13,942

Municipal Bonds	–	6,005	29	6,034

Preferred Stock	1,958	4	26	1,988

Asset-Backed Securities	–	1,631	175	1,806

Convertible Bonds	–	1,701	–	1,701

U.S. Treasury Obligation	–	722	–	722

Warrants	–	591	75	666

Rights	–	–	–	–

Cash Equivalents	97,274	–	–	97,274

Total Investments in Securities	345,163	114,624	5,433	465,220

Securities Sold Short

Common Stock	(46,415)	–	–	(46,415)

Corporate Obligations	–	(13,352)	–	(13,352)

Foreign Common Stock	(12,081)	–	–	(12,081)

Exchange Traded Funds	(11,193)	–	–	(11,193)

Sovereign Debt	–	(697)	–	(697)

U.S. Treasury Obligations	–	(183)	–	(183)

Total Securities Sold Short	(69,689)	(14,232)	–	(83,921)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchased Options	781	–	–	781

Written Options	(570)	–	–	(570)

Futures Contracts*

Unrealized Appreciation	85	–	–	85

Unrealized Depreciation	(15)	–	–	(15)

Forwards Contracts*

Unrealized Appreciation	–	868	–	868

Unrealized Depreciation	–	(920)	–	(920)

OTC Swaps

Total Return Swaps*

Unrealized Appreciation	–	819	–	819

Unrealized Depreciation	–	(256)	–	(256)

Centrally Cleared Swaps

Credit Default Swaps*

Unrealized Appreciation	–	145	–	145

Unrealized Depreciation	–	(293)	–	(293)

Interest Rate Swaps*

Unrealized Appreciation	–	1	–	1

Unrealized Depreciation	–	(56)	–	(56)

Total Other Financial Instruments	281	308	–	589

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Municipal Bonds	Investments in Preferred Stock	Investments in Asset-Backed Securities	Investments in Mortgage- Backed Securities	Investments in Warrants

Balance as of September 30, 2020	$245	$654	$2,658	$152	$26	$–	$161	$–

Accrued discounts/premiums	–	(5)	11	–	–	–	–	–

Realized gain/(loss)	(149)	28	(57)	9	–	–	–	–

Change in unrealized appreciation/ (depreciation)	(31)	10	(280)	2	(31)	–	(161)	(51)

Purchases	275	12	686	–	4	–	–	51

Sales	(80)	(256)	(441)	(134)	–	–	–	–

Net transfer into Level 3	64	180	2,498	–	27	175	–	75

Net transfer out of Level 3	–	–	(894)	–	–	–	–	–

Ending Balance as of March 31, 2021(1)	$324	$623	$4,181	$29	$26	$175	$–	$75

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(221)	$(22)	$(128)	$6	$(31)	$1	$(161)	$(27)

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

(1) Of the $5,433 ($ Thousands) in Level 3 securities as of March 31, 2021, $983 ($ Thousands) or 0.2% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

					Change in
Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains

SEI Daily Income Trust, Government Fund, Cl F	$78,712	$363,399	$(346,181)	$—	$—	$95,930	95,930,025	$5	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	173

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 37.8%
U.S. Treasury Bills
0.115%, 04/22/2021 (A)(B)	$48,070	$48,069
0.110%, 04/08/2021 (A)(B)	204,289	204,289
0.110%, 04/29/2021 (A)(B)	39,119	39,119
0.110%, 05/13/2021 (A)(B)	26,963	26,962
0.100%, 05/20/2021 (B)	7,478	7,478
0.090%, 05/27/2021 (B)	2,780	2,780
0.090%, 06/03/2021 (B)	4,803	4,803
0.090%, 06/24/2021 (A)(B)	8,379	8,379
0.090%, 07/08/2021 (A)(B)	64,938	64,935
0.085%, 07/29/2021 (A)(B)	27,368	27,366
0.070%, 08/05/2021 (A)(B)	881	881
0.067%, 04/27/2021 (A)(B)	72,000	71,999
0.060%, 09/02/2021 (A)(B)	632	632
0.060%, 09/09/2021 (A)(B)	89,297	89,287
0.055%, 09/16/2021 (B)	24,163	24,160
0.045%, 08/26/2021 (A)(B)	7,973	7,972

U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,182	4,463
3.625%, 04/15/2028	1,617	2,177
3.375%, 04/15/2032	5,158	7,506
2.500%, 01/15/2029	1,828	2,336
2.375%, 01/15/2025	1,110	1,300
2.375%, 01/15/2027	1,297	1,587
2.125%, 02/15/2040	2,421	3,457
2.125%, 02/15/2041	1,194	1,721
2.000%, 01/15/2026	1,318	1,557
1.750%, 01/15/2028	592	711
1.375%, 02/15/2044	1,122	1,459
1.000%, 02/15/2046	1,104	1,344
1.000%, 02/15/2049	4,678	5,818
0.875%, 01/15/2029	23,252	26,635
0.750%, 07/15/2028	23,249	26,487
0.750%, 02/15/2042	4,631	5,329
0.750%, 02/15/2045	833	959
0.625%, 07/15/2021	1,161	1,180

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.625%, 01/15/2024		$1,121	$1,215
0.625%, 01/15/2026		5,504	6,118
0.625%, 02/15/2043		1,138	1,280
0.500%, 01/15/2028		29,343	32,651
0.375%, 07/15/2023		1,124	1,204
0.375%, 07/15/2025		4,412	4,859
0.375%, 01/15/2027		19,600	21,608
0.375%, 07/15/2027		19,120	21,196
0.250%, 01/15/2025		552	599
0.250%, 07/15/2029		39,678	43,610
0.125%, 04/15/2021		552	553
0.125%, 01/15/2022		578	591
0.125%, 04/15/2022		7,529	7,744
0.125%, 07/15/2022		569	591
0.125%, 01/15/2023		9,633	10,102
0.125%, 07/15/2024		4,407	4,767
0.125%, 10/15/2024		5,506	5,954
0.125%, 04/15/2025		810	877
0.125%, 10/15/2025		7,662	8,343
0.125%, 10/15/2025		403	439
0.125%, 07/15/2026		5,827	6,365
0.125%, 01/15/2030		35,483	38,345
0.125%, 07/15/2030		30,608	33,176
0.125%, 01/15/2031		8,742	9,400

Total U.S. Treasury Obligations (Cost $973,892) ($ Thousands)			986,724

SOVEREIGN DEBT — 15.5%

Andina de Fomento
4.375%, 06/15/2022 (A)		125	130
Asian Development Bank
2.625%, 01/30/2024 (A)		375	398
2.625%, 01/12/2027 (A)		1,750	1,889
2.375%, 08/10/2027 (A)		500	530
2.000%, 04/24/2026 (A)		500	524
1.750%, 08/14/2026 (A)		500	517
Asian Infrastructure Investment Bank
2.250%, 05/16/2024 (A)		375	395
Canada Government International Bond
2.000%, 11/15/2022 (A)		375	386
Council of Europe Development Bank
2.625%, 02/13/2023 (A)		500	522
2.500%, 02/27/2024 (A)		750	794
1.750%, 09/26/2022 (A)		250	256
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	39,893	57,019
0.100%, 04/15/2023		7,400	9,016
0.100%, 04/15/2026		8,232	10,680

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.100%, 04/15/2046	EUR	4,714	$8,018
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (A)		$750	786
1.875%, 02/23/2022 (A)		375	381
European Investment Bank
4.875%, 02/15/2036 (A)		250	333
3.250%, 01/29/2024 (A)		1,500	1,619
3.125%, 12/14/2023 (A)		250	268
2.625%, 03/15/2024 (A)		1,000	1,064
2.500%, 03/15/2023 (A)		375	392
2.500%, 10/15/2024 (A)		1,000	1,068
2.375%, 05/24/2027 (A)		250	267
2.125%, 04/13/2026 (A)		500	527
1.875%, 02/10/2025 (A)		500	523
Export Development Canada
2.750%, 03/15/2023 (A)		750	787
2.625%, 02/21/2024 (A)		1,375	1,461
2.500%, 01/24/2023 (A)		750	781
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,315	2,209
3.150%, 07/25/2032		2,591	4,774
2.100%, 07/25/2023 (C)		1,977	2,526
1.850%, 07/25/2027		20,052	29,277
1.800%, 07/25/2040 (C)		1,800	3,449
1.100%, 07/25/2022		1,137	1,399
0.700%, 07/25/2030 (C)		20,122	28,895
0.250%, 07/25/2024		1,916	2,426
0.100%, 07/25/2021		1,272	1,511
0.100%, 03/01/2025		5,256	6,571
0.100%, 03/01/2028		1,574	2,052
0.100%, 03/01/2029		11,014	14,761
0.100%, 07/25/2036 (C)		4,068	5,828
0.100%, 07/25/2047 (C)		1,038	1,603
Inter-American Development Bank
7.000%, 06/15/2025 (A)		$500	631
3.125%, 09/18/2028 (A)		375	415
3.000%, 10/04/2023 (A)		250	267
3.000%, 02/21/2024 (A)		250	268
2.625%, 01/16/2024 (A)		375	398
2.500%, 01/18/2023 (A)		750	781
2.000%, 06/02/2026 (A)		1,000	1,045
2.000%, 07/23/2026 (A)		375	392
1.750%, 09/14/2022 (A)		1,000	1,022
International Bank for Reconstruction & Development
7.625%, 01/19/2023 (A)		750	849
4.750%, 02/15/2035 (A)		250	324
3.000%, 09/27/2023 (A)		750	799
2.500%, 03/19/2024 (A)		750	796
2.500%, 11/25/2024 (A)		500	534
2.500%, 07/29/2025 (A)		375	401

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.500%, 11/22/2027 (A)		$750	$801
2.125%, 07/01/2022 (A)		375	384
1.875%, 10/07/2022 (A)		875	897
1.875%, 10/27/2026 (A)		375	390
1.750%, 04/19/2023 (A)		1,000	1,030
1.500%, 08/28/2024 (A)		375	387
International Finance MTN
2.875%, 07/31/2023 (A)		375	397
2.125%, 04/07/2026 (A)		1,000	1,053
2.000%, 10/24/2022 (A)		750	771
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	2,778	4,048
2.600%, 09/15/2023 (C)		2,393	3,113
2.550%, 09/15/2041 (C)		1,230	2,238
2.350%, 09/15/2024 (C)		2,106	2,808
2.350%, 09/15/2035 (C)		3,131	5,133
2.100%, 09/15/2021 (C)		1,533	1,847
1.300%, 05/15/2028 (C)		1,549	2,096
1.250%, 09/15/2032 (C)		2,675	3,782
0.400%, 05/15/2030 (C)		2,502	3,213
0.100%, 05/15/2022 (C)		2,083	2,497
Korea Development Bank/The
4.625%, 11/16/2021 (A)		$250	256
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	1,077
Nordic Investment Bank
1.250%, 08/02/2021 (A)		500	502
North American Development Bank
2.400%, 10/26/2022 (A)		200	205
Province of Alberta Canada
3.350%, 11/01/2023 (A)		250	268
3.300%, 03/15/2028 (A)		500	550
2.950%, 01/23/2024 (A)		250	267
2.200%, 07/26/2022 (A)		1,000	1,025
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	309
2.000%, 10/23/2022 (A)		750	771
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		250	269
2.600%, 04/16/2024 (A)		500	531
2.125%, 05/04/2022 (A)		250	255
Province of Ontario Canada
3.200%, 05/16/2024 (A)		250	270
2.500%, 04/27/2026 (A)		1,000	1,066
2.450%, 06/29/2022 (A)		250	257
2.400%, 02/08/2022 (A)		750	763
2.250%, 05/18/2022 (A)		500	511
2.200%, 10/03/2022 (A)		500	514
2.000%, 10/02/2029 (A)		500	503
Province of Quebec Canada
7.500%, 09/15/2029 (A)		450	638
2.875%, 10/16/2024 (A)		500	539

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	175

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.625%, 02/13/2023 (A)		$500	$522
2.500%, 04/09/2024 (A)		1,000	1,060
2.500%, 04/20/2026 (A)		750	800
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (A)		1,000	1,050
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,559
2.500%, 07/17/2024		340	1,671
2.000%, 01/26/2035		932	3,711
1.875%, 11/22/2022		716	1,079
1.250%, 11/22/2027		6,831	12,299
1.250%, 11/22/2032		11,126	23,330
1.250%, 11/22/2055		460	1,638
1.125%, 11/22/2037		2,768	6,531
0.750%, 03/22/2034		2,283	4,692
0.750%, 11/22/2047		567	1,553
0.625%, 03/22/2040		3,402	7,841
0.625%, 11/22/2042		1,941	4,714
0.500%, 03/22/2050		690	1,877
0.375%, 03/22/2062		500	1,659
0.250%, 03/22/2052		1,217	3,258
0.125%, 03/22/2024		1,215	1,850
0.125%, 03/22/2026		2,396	3,861
0.125%, 08/10/2028		6,172	10,565
0.125%, 03/22/2029		6,452	11,167
0.125%, 03/22/2044		3,646	8,276
0.125%, 08/10/2048		1,608	3,943
0.125%, 03/22/2058		1,151	3,338
0.125%, 11/22/2065		1,131	3,816
0.125%, 03/22/2068		2,950	10,762

Total Sovereign Debt (Cost $370,142) ($ Thousands)			405,187

		Shares

FOREIGN COMMON STOCK — 2.7%

Australia — 0.1%
Afterpay *		485	38
AGL Energy Ltd		11,836	87
AMP Ltd		26,830	26
Ampol		9,474	177
APA Group		22,955	175
ASX Ltd		1,383	75
Aurizon Holdings Ltd		21,309	63
AusNet Services		121,425	170
Brambles Ltd		4,589	37
CIMIC Group Ltd		2,946	39
Coca-Cola Amatil Ltd		13,155	135
Cochlear Ltd		834	134
Computershare Ltd		8,847	101
Crown Resorts Ltd		10,576	95
CSL Ltd		423	85

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Lendlease Group ‡	3,959	$39
Northern Star Resources Ltd	10,849	78
Oil Search Ltd	44,079	138
Orica Ltd	4,582	49
Origin Energy Ltd	26,344	94
REA Group Ltd	1,032	111
Santos Ltd	27,255	147
SEEK Ltd	3,243	70
Sonic Healthcare Ltd	4,379	117
Tabcorp Holdings Ltd	30,312	108
Telstra Corp Ltd, Cl B	53,641	139
Treasury Wine Estates Ltd	13,519	107
Washington H Soul Pattinson & Co Ltd	3,573	86
Wesfarmers Ltd	1,419	57
WiseTech Global	2,479	55
Woodside Petroleum Ltd	8,953	164
Woolworths Group Ltd	6,248	194

		3,190

Austria — 0.0%
Erste Group Bank AG *	2,047	70
OMV AG	2,664	135
Verbund AG ‡	1,734	126

		331

Belgium — 0.0%
Ageas	1,537	93
Anheuser-Busch InBev SA/NV	1,152	73
Argenx *	261	72
Groupe Bruxelles Lambert SA	357	37
KBC Group NV	780	57
Proximus SADP	11,315	247
UCB SA, Cl A	560	53

		632

Canada — 0.3%
Agnico Eagle Mines Ltd	1,001	58
Algonquin Power & Utilities Corp	24,181	383
Alimentation Couche-Tard Inc, Cl B	1,594	51
AltaGas Ltd	5,402	90
Atco Ltd/Canada, Cl I	4,301	143
Bank of Nova Scotia/The, Cl C	1,590	99
Barrick Gold Corp	5,117	102
Bausch Health Cos Inc *	2,723	86
BCE Inc	6,461	292
BlackBerry Ltd *	8,664	73
Cameco Corp	14,669	243
Canadian Natural Resources Ltd	3,289	102
Canadian Pacific Railway Ltd	271	104
Canadian Tire Corp Ltd, Cl A	758	108
Canadian Utilities Ltd, Cl A	7,703	207
Canopy Growth Corp *	1,708	55

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
CCL Industries Inc, Cl B	2,082	$115
CGI Inc, Cl A *	1,997	166
CI Financial Corp	3,354	48
Constellation Software Inc/Canada	100	140
Dollarama Inc	1,227	54
Emera Inc	7,106	316
Empire Co Ltd, Cl A	6,029	188
Enbridge Inc	7,000	255
First Quantum Minerals Ltd (Canada)	2,143	41
Fortis Inc/Canada	10,888	472
Franco-Nevada Corp	892	112
George Weston Ltd	1,417	125
Gildan Activewear Inc	2,328	71
Hydro One Ltd	14,737	343
iA Financial Corp Inc	540	29
Imperial Oil Ltd	4,941	120
Inter Pipeline Ltd	9,895	141
Keyera	5,373	112
Kinross Gold Corp	6,886	46
Loblaw Cos Ltd	7,305	408
Magna International Inc, Cl A	1,415	125
Metro Inc/CN, Cl A	10,610	484
Nutrien Ltd	1,332	72
Onex Corp	820	51
Open Text Corp	2,952	141
Parkland	2,087	63
Pembina Pipeline	5,103	147
Restaurant Brands International Inc	1,026	67
Rogers Communications Inc, Cl B	3,644	168
Royal Bank of Canada	1,066	98
Saputo Inc	4,704	141
Shaw Communications Inc, Cl B	6,821	177
Shopify Inc, Cl A *	63	70
Suncor Energy Inc	4,386	92
TC Energy Corp	4,998	229
TELUS Corp	8,437	168
Thomson Reuters	1,656	145
Toronto-Dominion Bank/The	1,857	121
Wheaton Precious Metals Corp	1,963	75
WSP Global Inc	1,000	95

		8,227

China — 0.0%
Sands China Ltd	18,800	94

Denmark — 0.1%
Ambu A/S, Cl B	4,155	196
Carlsberg A/S, Cl B	1,017	157
Chr Hansen Holding A/S	903	82
Coloplast A/S, Cl B	1,334	201
Danske Bank A/S	4,552	85
Demant A/S *	2,181	93

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
DSV A/S	468	$92
Genmab A/S *	197	65
GN Store Nord A/S	902	71
H Lundbeck A/S, Cl H	2,569	88
Novo Nordisk A/S, Cl B	1,755	119
Novozymes A/S, Cl B	2,193	141
Orsted A/S	1,151	186
Pandora A/S	660	71
Tryg A/S	3,506	83

		1,730

Finland — 0.0%
Elisa Oyj	5,330	320
Fortum Oyj	5,767	154
Neste Oyj	2,790	149
Nokia Oyj	27,055	108
Orion Oyj, Cl B	2,179	87
UPM-Kymmene Oyj, Cl V	1,682	61

		879

France — 0.2%
Aeroports de Paris, Cl A	373	45
Air Liquide SA	839	137
Arkema SA	736	89
Atos SE	672	53
BioMerieux	1,592	203
Bouygues SA	892	36
Capgemini SE	433	74
Carrefour SA	6,251	113
Covivio ‡	434	37
Dassault Systemes SE	328	70
Edenred	1,268	66
Electricite de France SA	8,558	115
Engie SA	7,170	102
Getlink SE	4,624	71
Iliad SA	643	122
Ipsen SA	596	51
Kering	119	82
Legrand SA	1,748	163
L’Oreal SA	545	209
LVMH Moet Hennessy Louis Vuitton SE	84	56
Natixis SA	15,647	75
Orange SA	24,112	298
Orpea	727	84
Pernod Ricard SA	684	129
Publicis Groupe SA	2,651	162
Remy Cointreau SA	674	125
Sanofi	904	90
SCOR SE	1,457	50
Sodexo SA	1,245	120
STMicroelectronics NV	1,562	60
Suez	7,348	156

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	177

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Thales SA, Cl A	220	$22
TOTAL SA	2,344	110
Ubisoft Entertainment SA *	1,282	98
Valeo SA	1,298	44
Veolia Environnement SA	5,206	134
Vinci SA	720	74
Vivendi SA	5,328	175
Wendel SA	480	60
Worldline SA/France *(C)	865	73

		4,033

Germany — 0.1%
adidas AG	308	96
Allianz SE	347	89
Beiersdorf AG	1,765	187
Brenntag AG	810	69
Carl Zeiss Meditec AG	1,160	175
Commerzbank AG	2,444	15
Continental AG	286	38
Covestro AG	1,507	102
Delivery Hero SE *	598	78
Deutsche Boerse AG	198	33
Deutsche Telekom AG	6,455	130
Deutsche Wohnen SE ‡	1,750	82
E.ON SE	13,577	158
GEA Group AG	1,568	64
Hannover Rueck SE	313	57
HeidelbergCement AG	879	80
Henkel AG & Co KGaA	1,543	153
Infineon Technologies AG	1,964	84
Merck KGaA	757	130
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	85
QIAGEN NV *	3,235	157
RWE AG	3,275	129
Siemens Healthineers AG (C)	1,867	101
Symrise AG, Cl A	1,058	129
TeamViewer *(C)	1,526	65
Telefonica Deutschland Holding AG	34,091	100
Uniper SE	3,925	143
United Internet AG	1,752	70
Volkswagen AG	147	53
Zalando SE *	783	77

		2,929

Hong Kong — 0.1%
AIA Group Ltd	6,600	80
ASM Pacific Technology Ltd	10,328	132
Budweiser Brewing APAC	35,200	105
CK Asset Holdings Ltd ‡	5,708	35
CK Hutchison Holdings Ltd	28,208	225
CK Infrastructure Holdings Ltd	22,000	131

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
CLP Holdings Ltd, Cl B	35,338	$343
Galaxy Entertainment Group Ltd	10,000	90
HK Electric Investments & HK Electric Investments Ltd	290,000	288
HKT Trust & HKT Ltd	208,010	296
Hong Kong & China Gas Co Ltd	137,714	218
Melco Resorts & Entertainment Ltd ADR	3,036	60
PCCW Ltd	286,649	161
Power Assets Holdings Ltd	44,474	263
SJM Holdings Ltd	33,000	43
Swire Properties Ltd ‡	18,400	57
Techtronic Industries Co Ltd	6,501	111
WH Group Ltd	111,000	90
Wynn Macau Ltd	27,600	54

		2,782

Ireland — 0.0%
CRH PLC	355	17
Flutter Entertainment PLC	353	76
James Hardie Industries PLC	2,747	83
Kerry Group PLC, Cl A	1,065	134

		310

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	74
Bank Leumi Le-Israel BM *	11,928	79
Elbit Systems Ltd	527	75
Nice Ltd *	238	52
Teva Pharmaceutical Industries Ltd ADR *	5,833	67

		347

Italy — 0.1%
Assicurazioni Generali SpA	5,334	107
Atlantia SpA	3,095	58
Ferrari NV	156	33
Infrastrutture Wireless Italiane	16,564	185
Intesa Sanpaolo SpA	22,601	61
Moncler SpA	390	22
Nexi *	4,854	85
Poste Italiane SpA	8,102	103
Prysmian SpA	903	29
Recordati SpA	3,108	168
Snam SpA	34,507	192
Telecom Italia SpA/Milano	154,497	84
Tenaris SA	3,361	38
Terna Rete Elettrica Nazionale SpA	30,067	227

		1,392

Japan — 1.0%
ABC-Mart Inc, Cl H	1,500	85
Advantest Corp	1,200	105
Aeon Co Ltd, Cl H	7,400	221

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Air Water Inc	6,100	$107
Aisin Seiki Co Ltd	1,500	57
Ajinomoto Co Inc	30,600	627
Alfresa Holdings Corp	6,100	118
ANA Holdings Inc	5,500	128
Asahi Group Holdings Ltd	2,900	122
Asahi Intecc Co Ltd	3,700	102
Asahi Kasei Corp	9,000	104
Astellas Pharma Inc	6,600	102
Bandai Namco Holdings Inc	800	57
Bank of Kyoto Ltd/The	300	19
Calbee Inc	7,900	202
Canon Inc	1,900	43
Casio Computer	4,900	92
Central Japan Railway Co	400	60
Chiba Bank Ltd/The, Cl B	2,600	17
Chubu Electric Power Co Inc	34,100	440
Chugai Pharmaceutical Co Ltd	2,700	110
Chugoku Electric Power Co Inc/The	88,300	1,086
Coca-Cola Bottlers Japan Inc	8,200	143
Concordia Financial Group Ltd	18,000	73
CyberAgent Inc	12,800	231
Dai Nippon Printing Co Ltd	3,300	69
Dai-ichi Life Holdings	5,400	93
Daiichi Sankyo Co Ltd	3,300	96
Daito Trust Construction Co Ltd	900	105
Daiwa House Industry Co Ltd ‡	2,400	70
Daiwa House Investment Corp ‡	42	113
Dentsu Group Inc	3,500	112
Disco	500	157
Eisai Co Ltd	2,000	134
FUJIFILM Holdings Corp	3,500	208
GLP J-Reit ‡	44	72
GMO Payment Gateway Inc	600	80
Hakuhodo DY Holdings Inc	3,400	57
Hamamatsu Photonics	1,500	89
Hankyu Hanshin Holdings Inc	3,600	115
Hino Motors Ltd	8,200	71
Hirose Electric Co Ltd	882	136
Hisamitsu Pharmaceutical	1,700	111
Hitachi Metals Ltd	3,300	54
Hoya Corp	800	94
Ibiden	1,500	69
Idemitsu Kosan Co Ltd	12,498	323
Iida Group Holdings	5,600	136
Inpex Corp	19,800	135
IT Holdings	4,800	115
Ito En	2,900	178
ITOCHU Corp	3,700	120
Itochu Techno-Solutions Corp	2,800	90
Japan Metropolitan Fund Invest, Cl A ‡	64	66
Japan Post Bank Co Ltd	7,900	76

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Japan Real Estate Investment Corp ‡	53	$313
Japan Tobacco Inc	6,700	129
JFE Holdings	14,700	181
JSR Corp	3,200	97
JXTG Holdings Inc	57,300	260
Kakaku.com Inc	4,300	118
Kansai Electric Power Co Inc/The	64,000	694
Kansai Paint Co Ltd	3,000	80
Kao Corp	1,800	119
KDDI Corp	8,800	270
Keikyu Corp	4,000	60
Keio Corp	1,600	108
Keyence	200	91
Kikkoman Corp	900	54
Kirin Holdings Co Ltd	6,000	115
Kobe Bussan	3,500	94
Komatsu Ltd	7,000	217
Konami Holdings Corp	3,000	179
Kose	900	128
Kubota	900	21
Kyocera Corp	1,500	95
Kyowa Hakko Kirin Co Ltd	6,200	186
Kyushu Electric Power Co Inc	37,800	374
Lasertec Corp	700	92
Lawson Inc	8,000	393
LIXIL Group Corp	3,000	83
M3 Inc	1,200	82
Marubeni Corp	14,900	124
Marui Group	6,700	126
McDonald’s Holdings Co Japan Ltd	1,723	80
Medipal Holdings Corp	6,800	131
MEIJI Holdings Co Ltd	2,000	129
Mercari *	1,200	55
Mitsubishi Chemical Holdings Corp, Cl B	20,700	155
Mitsui Chemicals Inc	1,800	57
Mitsui Fudosan Co Ltd ‡	2,500	57
Murata Manufacturing Co Ltd	1,500	120
Nabtesco Corp	1,500	69
Nagoya Railroad Co Ltd	3,100	74
NEC Corp	3,300	195
NGK Spark Plug Co Ltd	5,500	95
NH Foods Ltd	3,800	163
Nintendo Co Ltd	204	114
Nippon Building Fund Inc ‡	43	253
Nippon Paint Holdings	4,000	58
Nippon Prologis Inc ‡	40	129
Nippon Shinyaku	2,300	171
Nippon Telegraph & Telephone Corp	11,200	288
Nissan Chemical	1,600	86
Nisshin Seifun Group Inc	15,415	258
Nissin Foods Holdings Co Ltd	2,000	149
Nitori Holdings	400	78

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	179

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nomura Real Estate Master Fund ‡	44	$66
Nomura Research Institute Ltd	2,934	91
NTT Data Corp	10,000	155
Obic Co Ltd	300	55
Odakyu Electric Railway Co Ltd	3,300	90
Oji Holdings Corp	22,200	144
Olympus	6,000	124
Ono Pharmaceutical Co Ltd	3,800	99
Oracle Corp Japan	1,200	117
Oriental Land	300	45
Orix JREIT Inc ‡	51	89
Osaka Gas Co Ltd	22,700	443
Otsuka Corp	2,000	94
Otsuka Holdings Co Ltd	2,600	110
Pan Pacific International Holdings Corp	10,600	250
PeptiDream Inc *	1,665	76
Pigeon	3,500	133
Pola Orbis Holdings Inc	3,200	77
Rakuten Group	8,100	97
Ricoh Co Ltd	5,000	51
Rohm Co Ltd	1,200	117
Ryohin Keikaku Co Ltd	4,000	95
Santen Pharmaceutical Co Ltd	10,500	145
SCSK	1,200	71
Sega Sammy Holdings Inc	7,600	119
Seibu Holdings Inc	8,600	95
Seven & i Holdings Co Ltd	5,800	234
Sharp	3,900	67
Shimadzu Corp	2,800	101
Shimamura Co Ltd	700	81
Shimano	300	72
Shimizu Corp	8,200	66
Shiseido Co Ltd	2,300	154
Shizuoka Bank Ltd/The	12,000	94
SoftBank Group Corp	1,300	110
Sohgo Security Services	3,300	156
Sompo Holdings	2,100	81
Sony Group	1,200	126
Square Enix Holdings Co Ltd	1,700	95
Subaru Corp	4,000	80
SUMCO Corp	3,800	87
Sumitomo Corp	6,500	93
Sumitomo Dainippon Pharma Co Ltd	7,800	136
Sumitomo Metal Mining	1,000	43
Suntory Beverage & Food Ltd	4,700	175
Suzuken Co Ltd/Aichi Japan	6,100	239
Sysmex Corp	1,400	151
T&D Holdings	7,300	94
Taisei Corp	2,300	89
Taisho Pharmaceutical Holdings Co Ltd	1,900	123
Taiyo Nippon Sanso Corp	5,000	95
Takeda Pharmaceutical Co Ltd	4,318	156

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
TDK Corp	700	$97
Teijin Ltd	6,400	110
Terumo Corp	4,300	156
Toho Co Ltd/Tokyo	3,600	146
Toho Gas Co Ltd	5,312	328
Tohoku Electric Power Co Inc	42,500	402
Tokio Marine Holdings Inc	2,300	110
Tokyo Electric Power Co Holdings Inc *	108,600	363
Tokyo Electron	200	85
Tokyo Gas Co Ltd	26,800	597
Tokyu Corp	2,200	29
Toray Industries Inc	10,000	64
Tosoh Corp	5,500	105
TOTO Ltd	1,000	62
Toyo Suisan Kaisha Ltd	5,600	236
Toyota Industries Corp	1,900	170
Toyota Motor Corp	1,700	133
Trend Micro Inc/Japan	3,400	170
Unicharm Corp	3,600	151
United Urban Investment Corp ‡	66	89
Yakult Honsha Co Ltd	2,900	147
Yamaha	1,600	87
Yamato Holdings Co Ltd	3,700	102
Yamazaki Baking Co Ltd	27,600	447
Yokogawa Electric	2,300	42
Z Holdings Corp	17,700	88

		26,204

Netherlands — 0.1%
ABN AMRO Bank NV	4,803	59
Adyen NV *	34	76
Aegon NV	17,146	82
Akzo Nobel NV	447	50
ArcelorMittal SA	3,503	101
ASML Holding NV	100	61
Galapagos *	800	62
Koninklijke Ahold Delhaize NV	3,412	95
Koninklijke DSM NV	490	83
Koninklijke KPN NV	54,612	186
Koninklijke Philips NV	2,715	155
Koninklijke Vopak NV	7,020	350
Prosus NV	898	100
Wolters Kluwer NV	2,040	178

		1,638

New Zealand — 0.0%
a2 Milk Co Ltd *	5,550	34
Auckland International Airport Ltd	16,947	93
Fisher & Paykel Healthcare Corp Ltd	8,997	202
Mercury NZ Ltd	15,400	70

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Spark New Zealand Ltd	35,401	$111

		510

Norway — 0.0%
Adevinta, Cl B *	4,613	68
Equinor ASA	8,101	159
Gjensidige Forsikring ASA	6,791	160
Norsk Hydro ASA	31,213	200
Schibsted, Cl A	1,345	56
Telenor ASA	9,091	160
Yara International ASA	3,013	157

		960

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
EDP - Energias de Portugal SA	33,777	193
Galp Energia SGPS SA	16,599	194
Jeronimo Martins SGPS SA	3,401	57

		444

Singapore — 0.1%
CapitaLand Ltd ‡	53,100	148
CapitaLand Mall Trust ‡	73,740	119
City Developments Ltd	7,600	45
Genting Singapore Ltd	158,200	108
Jardine Matheson Holdings Ltd	1,864	122
Jardine Strategic Holdings Ltd	2,900	96
Oversea-Chinese Banking Corp Ltd	2,700	24
Singapore Airlines Ltd	31,000	128
Singapore Technologies Engineering Ltd	25,400	74
Singapore Telecommunications Ltd	26,400	48
Venture Corp Ltd	4,500	67
Wilmar International Ltd	44,800	181

		1,160

Spain — 0.1%
Aena SME SA	513	83
Cellnex Telecom SA	1,977	114
Enagas SA	5,776	126
Endesa SA	5,109	136
Ferrovial SA	1,532	40
Grifols SA	5,142	135
Iberdrola SA	12,650	163
Industria de Diseno Textil SA	3,329	110
Naturgy Energy Group SA	5,272	130
Red Electrica Corp SA	12,580	223
Repsol SA, Cl A	8,569	106
Siemens Gamesa Renewable Energy SA	1,571	61
Telefonica SA	11,895	53

		1,480

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Sweden — 0.1%
Atlas Copco AB, Cl A	345	$21
Boliden AB	2,335	87
Electrolux AB	3,309	92
Epiroc AB, Cl A	2,231	51
Epiroc AB, Cl B	1,891	40
Essity AB, Cl B	1,340	42
H & M Hennes & Mauritz, Cl B	3,456	78
ICA Gruppen AB	3,041	149
Industrivarden AB, Cl C	4,865	171
Kinnevik	1,565	76
Lundin Petroleum AB	5,244	165
Nordea Bank Abp *	6,982	69
Skandinaviska Enskilda Banken AB, Cl A	7,936	97
Svenska Cellulosa AB SCA, Cl B	4,559	81
Svenska Handelsbanken AB, Cl A	7,194	78
Swedbank AB, Cl A	4,910	87
Swedish Match AB	1,119	88
Tele2 AB, Cl B	8,542	115
Telefonaktiebolaget LM Ericsson, Cl B	10,512	139
Telia Co AB	21,669	94

		1,820

Switzerland — 0.1%
Adecco Group AG	1,187	80
Baloise Holding AG	496	85
Barry Callebaut AG	104	236
Chocoladefabriken Lindt & Spruengli AG	1	92
Cie Financiere Richemont SA, Cl A	1,317	127
Geberit AG	215	137
Givaudan SA	26	101
LafargeHolcim Ltd	1,540	91
Lonza Group AG	163	92
Nestle SA	1,850	207
Partners Group Holding AG	76	97
Roche Holding AG	524	170
Schindler Holding AG	179	52
SGS SA, Cl B	41	117
Sika AG	195	56
Sonova Holding AG	307	82
Straumann Holding AG	58	73
Swatch Group AG/The, Cl B	358	103
Swiss Life Holding AG	180	89
Swiss Prime Site AG ‡	588	54
Swisscom AG	788	424
Temenos AG	552	80
UBS Group AG	5,937	92
Vifor Pharma AG	505	69
Zurich Insurance Group AG	87	37

		2,843

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	181

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

United Kingdom — 0.2%
Admiral Group PLC	1,718	$74
Anglo American PLC	1,722	68
Antofagasta PLC	4,517	105
Aon PLC, Cl A	234	54
Associated British Foods PLC	2,191	73
AstraZeneca PLC	1,317	132
Auto Trader Group PLC	16,934	130
AVEVA Group	1,393	66
Barratt Developments PLC	2,222	23
Berkeley Group Holdings PLC	1,325	81
BHP Group	3,324	96
BP PLC	43,552	177
British American Tobacco PLC	1,681	64
BT Group PLC, Cl A	64,702	138
Bunzl PLC	3,000	96
Burberry Group PLC	2,826	74
Coca-Cola European Partners PLC	1,665	87
Coca-Cola HBC AG	3,429	109
Compass Group PLC	3,169	64
DCC PLC	1,122	97
Diageo PLC	2,888	119
Experian PLC	2,610	90
GlaxoSmithKline PLC	6,114	109
Halma PLC	5,482	180
Hikma Pharmaceuticals PLC	4,056	127
HSBC Holdings PLC	22,379	131
Imperial Brands PLC	3,182	66
Informa PLC	13,266	102
InterContinental Hotels Group PLC	1,158	79
J Sainsbury PLC	33,428	112
Johnson Matthey PLC	1,866	78
Kingfisher PLC	20,403	90
Linde PLC	660	185
National Grid PLC	15,406	184
NMC Health PLC *	12,179	1
Ocado Group PLC *	1,150	32
Pearson PLC	15,495	165
Persimmon PLC	1,353	55
Reckitt Benckiser Group PLC	405	36
RELX PLC	3,034	76
Rio Tinto PLC	815	62
Rolls-Royce Holdings PLC	19,553	28
Royal Dutch Shell PLC, Cl A	4,518	88
Royal Dutch Shell PLC, Cl B	2,304	42
Sage Group PLC/The	12,410	105
Severn Trent PLC	2,894	92
Smith & Nephew PLC	7,784	148
Smiths Group PLC	3,056	65
Smurfit Kappa Group PLC	1,116	53
Spirax-Sarco Engineering	249	39
SSE PLC	8,543	171

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Trane Technologies PLC	641	$106
Unilever PLC	292	16
United Utilities Group PLC, Cl B	14,303	183
Vodafone Group PLC	67,936	124
Whitbread PLC	1,095	52
Wm Morrison Supermarkets PLC	34,659	87
WPP PLC	8,141	103

		5,389

Total Foreign Common Stock (Cost $56,523) ($ Thousands)		69,324

COMMON STOCK — 2.4%

Communication Services — 0.3%
Activision Blizzard Inc	2,448	228
Alphabet Inc, Cl A *(A)	115	237
AT&T Inc	11,538	349
Capcom	6,800	221
Charter Communications Inc, Cl A *	355	219
Comcast Corp, Cl A	4,650	252
Discovery Inc, Cl A *	5,410	235
DISH Network Corp, Cl A *	4,240	154
Electronic Arts Inc	1,763	239
Facebook Inc, Cl A *	839	247
Fox Corp	6,025	210
Interpublic Group of Cos Inc/The	10,256	300
Live Nation Entertainment Inc *	2,226	188
Lumen Technologies Inc	27,586	368
Netflix Inc *	350	183
News Corp, Cl B	11,316	266
Nexon Co Ltd	5,800	188
Omnicom Group Inc	4,808	356
Quebecor Inc, Cl B	5,817	156
Scout24	1,869	142
Softbank Corp	10,500	137
Take-Two Interactive Software Inc, Cl A *	1,489	263
T-Mobile US Inc *	2,109	264
TPG Telecom	15,717	76
Twitter Inc *	2,423	154
Verizon Communications Inc	10,486	610
ViacomCBS Inc, Cl B	2,272	102
Walt Disney Co/The	1,361	251

		6,595

Consumer Discretionary — 0.2%
Advance Auto Parts Inc	554	102
Amazon.com Inc, Cl A *	29	90
Aptiv PLC *	615	85
AutoZone Inc *	63	88
Best Buy Co Inc	879	101

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Booking Holdings Inc *	33	$77
BorgWarner Inc	1,798	83
CarMax Inc *	607	81
Chipotle Mexican Grill Inc, Cl A *	60	85
Darden Restaurants Inc	642	91
Dollar General Corp	398	81
Dollar Tree Inc *	704	81
Domino’s Pizza Inc	229	84
DR Horton Inc	1,517	135
eBay Inc	1,485	91
Etsy Inc *	261	53
Expedia Group Inc	886	153
Faurecia *	81	4
Ford Motor Co *	6,979	85
Gap Inc/The	1,693	50
General Motors Co	1,328	76
Hanesbrands Inc	5,402	106
Hasbro Inc	959	92
HelloFresh *	1,530	114
Hilton Worldwide Holdings Inc *	1,035	125
Home Depot Inc/The	344	105
L Brands Inc *	1,468	91
Leggett & Platt Inc	1,806	82
Lennar Corp, Cl A	714	72
LKQ Corp *	2,394	101
Lowe’s Cos Inc	368	70
Marriott International Inc/MD, Cl A	281	42
McDonald’s Corp	63	14
MGM Resorts International	631	24
Mohawk Industries Inc *	714	137
Newell Brands Inc, Cl B	3,837	103
NIKE Inc, Cl B	338	45
O’Reilly Automotive Inc *	186	94
PulteGroup Inc	545	29
PVH Corp	953	101
Ralph Lauren Corp, Cl A	665	82
Ross Stores Inc	854	102
Starbucks Corp	1,082	118
Stellantis	4,810	85
Tapestry Inc *	2,823	116
Target Corp, Cl A	521	103
Tesla Inc *	46	31
TJX Cos Inc/The	1,474	98
Tractor Supply Co	712	126
Ulta Beauty Inc *	141	44
Under Armour Inc, Cl A *	2,909	64
VF Corp	958	77
Whirlpool Corp	398	88
Wynn Resorts Ltd	363	46
Yamada Denki Co Ltd	12,900	70
Yum! Brands Inc	758	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ZOZO Inc	2,500	$74

		4,729

Consumer Staples — 0.3%
Altria Group Inc	3,669	188
Archer-Daniels-Midland Co	2,936	167
Brown-Forman Corp, Cl B	1,763	122
Campbell Soup Co	7,410	373
Church & Dwight Co Inc	2,077	181
Clorox Co/The	1,065	205
Coca-Cola Co/The	3,032	160
Coles Group Ltd	5,570	68
Colgate-Palmolive Co	3,689	291
Conagra Brands Inc	4,939	186
Constellation Brands Inc, Cl A	1,139	260
Cosmos Pharmaceutical Corp	700	109
Costco Wholesale Corp	479	169
Estee Lauder Cos Inc/The, Cl A	852	248
General Mills Inc	5,970	366
Hershey Co/The	1,347	213
Hormel Foods Corp	9,195	439
J M Smucker Co/The	2,772	351
Kellogg Co	4,858	308
Kesko Oyj, Cl B	4,597	141
Kimberly-Clark Corp	2,081	289
Kobayashi Pharmaceutical	1,800	168
Kraft Heinz Co/The	4,956	198
Kroger Co/The	6,207	223
Lamb Weston Holdings Inc	2,378	184
Lion Corp	12,000	234
McCormick & Co Inc/MD	2,162	193
Molson Coors Beverage Co, Cl B	3,119	160
Mondelez International Inc, Cl A	3,684	216
Monster Beverage Corp *	3,145	286
PepsiCo Inc	1,095	155
Philip Morris International Inc	2,561	227
Procter & Gamble Co/The	2,075	281
Sundrug Co Ltd	1,500	55
Sysco Corp, Cl A	2,272	179
Tesco	17,126	54
Tsuruha Holdings Inc	900	116
Tyson Foods Inc, Cl A	2,695	200
Unilever	3,228	180
Walgreens Boots Alliance Inc	4,466	245
Walmart Inc	1,137	154
Welcia Holdings Co Ltd	4,000	138

		8,680

Energy — 0.1%
APA Corp	4,561	82
Baker Hughes Co, Cl A	6,778	146
Cabot Oil & Gas Corp	9,055	170
Chevron Corp	1,364	143

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	183

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ConocoPhillips	8,119	$430
Devon Energy Corp	6,537	143
Diamondback Energy Inc, Cl A	2,478	182
EOG Resources Inc	2,533	184
Exxon Mobil Corp	6,272	350
Hess Corp	3,016	213
HollyFrontier Corp	5,221	187
Kinder Morgan Inc	8,358	139
Marathon Oil Corp	17,930	192
Marathon Petroleum Corp	842	45
NOV Inc	9,602	132
ONEOK Inc	2,048	104
Phillips 66	2,119	173
Pioneer Natural Resources Co	950	151
Schlumberger NV, Cl A	6,517	177
Valero Energy Corp	2,323	166
Williams Cos Inc/The	6,562	155

		3,664

Financials — 0.1%
Allstate Corp/The	963	111
American International Group Inc	273	13
Ameriprise Financial Inc	518	120
Arthur J Gallagher & Co	347	43
Assurant Inc	976	138
Bank of America Corp	1,088	42
Bank of New York Mellon Corp/The	1,593	75
BlackRock Inc	75	57
Capital One Financial Corp	280	36
Cboe Global Markets Inc	436	43
Charles Schwab Corp/The	1,358	89
Chubb Ltd	198	31
Cincinnati Financial Corp	315	33
Citizens Financial Group Inc	2,888	128
Discover Financial Services	794	75
Equities	570	19
Fifth Third Bancorp	3,964	148
Franklin Resources Inc	2,773	82
Globe Life Inc	870	84
Goldman Sachs Group Inc/The	156	51
Hartford Financial Services Group Inc/The	671	45
Huntington Bancshares Inc/OH	2,954	46
Intercontinental Exchange Inc	482	54
Invesco Ltd	3,850	97
Japan Post Holdings Co Ltd	13,200	118
JPMorgan Chase & Co	293	45
KeyCorp	2,956	59
Loews Corp	1,583	81
London Stock Exchange Group	368	35
M&T Bank Corp	598	91
MarketAxess Holdings Inc	80	40
Marsh & McLennan Cos Inc	634	77
MetLife Inc	351	21

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	1,357	$105
MSCI Inc, Cl A	231	97
Nasdaq Inc, Cl A	368	54
Nomura Holdings	3,700	20
Northern Trust Corp	370	39
ORIX	6,600	112
People’s United Financial Inc	7,837	140
PNC Financial Services Group Inc/The	607	106
Principal Financial Group Inc, Cl A	1,498	90
Progressive Corp/The	529	51
Prudential Financial Inc	736	67
Raymond James Financial Inc	1,182	145
Regions Financial Corp	3,285	68
State Street Corp	770	65
SVB Financial Group, Cl B *	177	87
Synchrony Financial	2,695	110
T Rowe Price Group Inc	327	56
Travelers Cos Inc/The	101	15
US Bancorp	2,336	129
Wells Fargo & Co	1,682	66
Willis Towers Watson PLC	490	112

		3,961

Health Care — 0.3%
Abbott Laboratories	643	77
AbbVie Inc	968	105
ABIOMED Inc *	280	89
Agilent Technologies Inc	1,033	131
Alcon Inc	1,519	107
Alexion Pharmaceuticals Inc *	503	77
Align Technology Inc *	126	68
AmerisourceBergen Corp, Cl A	593	70
Amgen Inc, Cl A	646	161
Amplifon	2,640	99
Anthem Inc	269	97
Baxter International Inc	1,597	135
Becton Dickinson and Co	396	96
Biogen Inc *	318	89
Bio-Rad Laboratories Inc, Cl A *	142	81
Boston Scientific Corp *	1,661	64
Bristol-Myers Squibb Co	1,520	96
Cardinal Health Inc	1,236	75
Centene Corp *	1,160	74
Cerner Corp	2,555	184
Cigna Corp	272	66
Cooper Cos Inc/The, Cl A	283	109
CVS Health Corp	1,342	101
Danaher Corp, Cl A	606	136
DaVita Inc *	510	55
DENTSPLY SIRONA Inc	1,707	109
Dexcom Inc *	138	50
DiaSorin SpA	1,134	182
Edwards Lifesciences Corp, Cl A *	1,150	96

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly and Co	431	$80
Eurofins Scientific	990	95
Gilead Sciences Inc	1,887	122
HCA Healthcare Inc	406	76
Henry Schein Inc *	950	66
Hologic Inc *	720	54
Humana Inc	183	77
IDEXX Laboratories Inc *	187	91
Illumina Inc *	236	91
Incyte Corp *	941	76
Intuitive Surgical Inc *	130	96
Johnson & Johnson	1,720	283
Laboratory Corp of America Holdings *	675	172
McKesson Corp	787	153
Medtronic PLC	1,787	211
Merck & Co Inc	1,941	150
Mettler-Toledo International Inc *	80	92
PerkinElmer Inc	728	93
Perrigo Co PLC	1,841	75
Pfizer Inc	2,320	84
Quest Diagnostics Inc	658	84
Regeneron Pharmaceuticals Inc *	198	94
ResMed Inc	368	71
Sartorius Stedim Biotech	446	184
Shionogi & Co Ltd	1,600	86
Stryker Corp	346	84
Thermo Fisher Scientific Inc	120	55
UnitedHealth Group Inc	200	74
Universal Health Services Inc, Cl B	971	130
Varian Medical Systems Inc *	434	77
Vertex Pharmaceuticals Inc *	533	115
Viatris Inc, Cl W *	4,959	69
Waters Corp *	259	74
West Pharmaceutical Services Inc	276	78
Zimmer Biomet Holdings Inc	639	102
Zoetis Inc, Cl A	653	103

		6,596

Industrials — 0.2%
3M Co	411	79
A O Smith Corp	980	66
Alaska Air Group Inc	511	35
Allegion PLC	654	82
Amada Holdings	10,600	118
AMETEK Inc	926	118
Carrier Global Corp	916	39
CH Robinson Worldwide Inc	631	60
Cintas Corp	146	50
Copart Inc *	726	79
CSX Corp	987	95
Cummins Inc	289	75
Daifuku Co Ltd	500	49
Delta Air Lines Inc, Cl A *	1,126	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover Corp	565	$78
Eaton Corp PLC	402	56
Emerson Electric Co	986	89
Equifax Inc	349	63
Expeditors International of Washington Inc	870	94
Fastenal Co, Cl A	1,178	59
Flowserve Corp	1,578	61
Fortive Corp	1,754	124
Fortune Brands Home & Security Inc	492	47
General Dynamics Corp	849	154
General Electric Co	5,173	68
Hitachi Construction Machinery Co Ltd	3,400	109
Honeywell International Inc	255	55
Howmet Aerospace Inc	2,374	76
Huntington Ingalls Industries Inc, Cl A	251	52
IHS Markit Ltd	978	95
Illinois Tool Works Inc	606	134
Ingersoll Rand Inc *	1,458	72
Jacobs Engineering Group Inc	539	70
JB Hunt Transport Services Inc	390	66
Johnson Controls International PLC	3,007	180
Kansas City Southern	477	126
Knorr-Bremse AG	603	76
Kyushu Railway Co	3,200	75
L3Harris Technologies Inc	320	65
Lockheed Martin Corp	186	69
Masco Corp	1,288	77
MonotaRO	1,800	49
Nielsen Holdings PLC	2,219	56
Norfolk Southern Corp	347	93
Northrop Grumman Corp	381	123
NSK	10,300	106
Otis Worldwide Corp	879	60
PACCAR Inc	370	34
Parker-Hannifin Corp, Cl A	549	173
Pentair PLC	1,382	86
Quanta Services Inc	797	70
Rational	61	48
Raytheon Technologies Corp	905	70
Rentokil Initial	12,011	80
Robert Half International Inc	845	66
Rockwell Automation Inc	289	77
Rollins Inc	4,270	147
Snap-on Inc	986	227
Southwest Airlines Co, Cl A	1,959	120
Textron Inc	2,178	122
TransDigm Group Inc *	128	75
Union Pacific Corp	229	51
United Parcel Service Inc, Cl B	363	62
United Rentals Inc *	170	56
Verisk Analytics Inc, Cl A	884	156
Waste Management Inc	830	107

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	185

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xinyi Glass Holdings	30,000	$98
Xylem Inc/NY	691	73

		5,774

Information Technology — 0.2%
Accenture PLC, Cl A	286	79
Adobe Inc *	91	43
Advanced Micro Devices Inc *	498	39
Akamai Technologies Inc *	831	85
Analog Devices Inc	376	58
ANSYS Inc *	69	23
Applied Materials Inc	1,164	156
Arista Networks Inc *	322	97
Autodesk Inc, Cl A *	232	64
Automatic Data Processing Inc	263	50
Broadcom Inc	192	89
Cadence Design Systems Inc *	1,227	168
Check Point Software Technologies Ltd *	1,215	136
Cisco Systems Inc/Delaware	2,109	109
Citrix Systems Inc	455	64
Cognizant Technology Solutions Corp, Cl A	1,546	121
Corning Inc, Cl B	2,864	125
CyberArk Software Ltd *	688	89
DXC Technology Co	1,512	47
F5 Networks Inc, Cl A *	250	52
Fidelity National Information Services
Inc, Cl B	799	112
Fiserv Inc, Cl A *	491	58
FleetCor Technologies Inc *	390	105
FLIR Systems Inc	2,455	139
Fortinet Inc *	468	86
Fujitsu Ltd	400	58
Gartner Inc *	1,003	183
Global Payments Inc	249	50
Hewlett Packard Enterprise Co	8,829	139
HP Inc	2,363	75
Intel Corp	981	63
International Business Machines Corp	341	46
Intuit Inc	357	137
IPG Photonics Corp *	202	43
Jack Henry & Associates Inc	424	64
Juniper Networks Inc	1,507	38
Keysight Technologies Inc *	736	106
KLA Corp	464	153
Logitech International SA	1,003	105
Microchip Technology Inc	571	89
Micron Technology Inc *	831	73
Microsoft Corp	768	181
Motorola Solutions Inc	235	44
NetApp Inc	725	53
NortonLifeLock Inc	4,139	88
NVIDIA Corp	28	15
Oracle Corp, Cl B	2,724	191

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex Inc	150	$15
Paycom Software Inc *	198	73
Qorvo Inc *	628	115
QUALCOMM Inc	570	76
salesforce.com Inc *	252	53
Seagate Technology PLC	1,509	116
ServiceNow Inc *	159	80
Skyworks Solutions Inc	656	120
Synopsys Inc *	211	52
Tecmo Koei Holdings	3,380	152
Texas Instruments Inc	282	53
Tyler Technologies Inc *	247	105
VeriSign Inc *	681	135
Vontier *	1,892	57
Western Digital Corp	1,138	76
Western Union Co/The	1,980	49
Wix.com Ltd *	230	64
Xerox Holdings Corp	2,375	58
Xilinx Inc	654	81
Zebra Technologies Corp, Cl A *	113	55

		5,773

Materials — 0.2%
Air Products and Chemicals Inc	580	163
Albemarle Corp	1,075	157
Amcor PLC	12,350	144
Avery Dennison Corp	1,153	212
B2Gold Corp	14,044	60
Ball Corp	1,307	111
Celanese Corp, Cl A	628	94
CF Industries Holdings Inc	3,811	173
Corteva Inc	5,121	239
Dow Inc	2,337	149
DuPont de Nemours Inc	705	54
Eastman Chemical Co	1,987	219
Ecolab Inc	731	156
Evolution Mining Ltd	34,376	107
FMC Corp	1,834	203
Freeport-McMoRan Inc, Cl B	3,462	114
International Flavors & Fragrances Inc	1,993	278
International Paper Co	1,705	92
Kirkland Lake Gold Ltd	1,686	57
Kuraray Co Ltd	7,300	83
LyondellBasell Industries NV, Cl A	1,153	120
Martin Marietta Materials Inc, Cl A	696	234
Mosaic Co/The	5,396	170
Newcrest Mining Ltd	3,749	69
Newmont Corp	4,763	287
Nucor Corp	2,612	210
Packaging Corp of America	1,034	139
Pan American Silver	2,322	70
PPG Industries Inc	1,382	208
Sealed Air Corp	3,350	154

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	276	$204
SSR Mining Inc	3,657	52
Vulcan Materials Co	1,039	175
Westrock Co	3,440	179
Yamana Gold Inc	8,773	38

		5,174

Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	103
American Tower Corp, Cl A ‡	353	84
Boston Properties Inc ‡	379	38
Crown Castle International Corp ‡	437	75
Digital Realty Trust Inc, Cl A ‡	526	74
Duke Realty Corp ‡	2,124	89
Equinix Inc ‡	66	45
Equity Residential ‡	1,670	120
Essex Property Trust Inc ‡	198	54
Extra Space Storage Inc ‡	738	98
Federal Realty Investment Trust ‡	1,348	137
Healthpeak Properties Inc ‡	1,687	54
Host Hotels & Resorts Inc ‡	2,919	49
Iron Mountain Inc ‡	1,556	58
Mid-America Apartment Communities Inc ‡	1,107	160
Prologis Inc ‡	549	58
Public Storage ‡	325	80
Realty Income Corp ‡	2,310	147
Regency Centers Corp ‡	515	29
SBA Communications Corp, Cl A ‡	152	42
Simon Property Group Inc ‡	848	97
SL Green Realty Corp ‡	29	2
UDR Inc ‡	2,549	112
Vonovia SE ‡	1,105	72
Vornado Realty Trust ‡	747	34
Welltower Inc ‡	476	34
Weyerhaeuser Co ‡	1,020	36

		1,981

Utilities — 0.4%
AES Corp/The	8,922	239
Alliant Energy Corp	7,767	421
Ameren Corp	5,646	459
American Electric Power Co Inc	5,935	503
American Water Works Co Inc	1,287	193
Atmos Energy Corp	1,688	167
Brookfield Renewable, Cl A	2,401	113
CenterPoint Energy Inc	10,623	241
CMS Energy Corp	7,099	435
Consolidated Edison Inc	7,733	578
Dominion Energy Inc	7,520	571
DTE Energy Co	2,191	292
Duke Energy Corp	3,471	335
Edison International	5,332	312
Elia System Operator SA/NV	1,419	157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	2,469	$246
Evergy Inc	5,347	318
Eversource Energy	5,556	481
Exelon Corp	5,763	252
FirstEnergy Corp	5,862	203
NextEra Energy Inc	3,133	237
NiSource Inc	15,120	365
Northland Power	2,592	94
NRG Energy Inc	6,095	230
Pinnacle West Capital Corp	3,525	287
PPL Corp	9,644	278
Public Service Enterprise Group Inc	5,156	310
Sempra Energy	2,197	291
Southern Co/The	5,517	343
WEC Energy Group Inc	5,563	521
Xcel Energy Inc	7,537	501

		9,973

Total Common Stock (Cost $40,967) ($ Thousands)		62,900

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 1.7%

Communication Services — 0.0%
Alphabet Inc
3.625%, 05/19/2021 (A)	$150	151

Consumer Discretionary — 0.1%
Toyota Motor
3.419%, 07/20/2023 (A)	500	533
Toyota Motor Credit MTN
3.200%, 01/11/2027 (A)	750	814
2.625%, 01/10/2023 (A)	375	390
University of Southern California
5.250%, 10/01/2111 (A)	100	140

		1,877

Consumer Staples — 0.1%
Coca-Cola
3.200%, 11/01/2023 (A)	500	537
Colgate-Palmolive MTN
2.250%, 11/15/2022 (A)	1,250	1,291
Procter & Gamble Co/The
2.150%, 08/11/2022 (A)	250	256

		2,084

Energy — 0.1%
Chevron Corp
2.954%, 05/16/2026 (A)	1,000	1,072

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	187

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor ASA
2.450%, 01/17/2023 (A)	$1,250	$1,297
Nexen Inc
5.875%, 03/10/2035 (A)	100	124
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	270
XTO Energy Inc
6.750%, 08/01/2037 (A)	300	416

		3,179

Financials — 1.0%
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	258
1.900%, 08/27/2021 (A)	750	755
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	202
Bank of Nova Scotia
2.700%, 03/07/2022 (A)	500	511
Berkshire Hathaway Inc
3.400%, 01/31/2022 (A)	150	154
2.750%, 03/15/2023 (A)	1,000	1,045
BlackRock Inc
3.375%, 06/01/2022 (A)	500	518
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (A)	500	514
CME Group
3.000%, 09/15/2022 (A)	100	104
3.000%, 03/15/2025 (A)	1,000	1,069
FMS Wertmanagement
2.750%, 03/06/2023 (A)	375	393
2.750%, 01/30/2024 (A)	375	399
2.000%, 08/01/2022 (A)	875	896
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028 (A)	375	409
2.625%, 02/28/2024 (A)	1,000	1,064
2.500%, 11/20/2024 (A)	1,000	1,068
2.375%, 08/25/2021 (A)	1,000	1,009
2.125%, 03/07/2022 (A)	500	509
2.125%, 06/15/2022 (A)	500	512
2.125%, 01/17/2023 (A)	1,250	1,292
2.000%, 09/29/2022 (A)	750	770
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027 (A)	125	133
2.375%, 06/10/2025 (A)	625	666
2.250%, 10/01/2021 (A)	1,000	1,010
2.000%, 01/13/2025 (A)	250	262
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	1,125	1,163
National Australia Bank Ltd
3.000%, 01/20/2023 (A)	200	209
1.875%, 07/12/2021 (A)	750	753

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oesterreichische Kontrollbank
3.125%, 11/07/2023 (A)	$250	$268
2.625%, 01/31/2022 (A)	250	255
1.625%, 09/17/2022 (A)	250	255
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (A)	500	525
Svensk Exportkredit MTN
3.125%, 11/08/2021 (A)	375	381
2.875%, 05/22/2021 (A)	250	251
2.375%, 03/09/2022 (A)	125	128
2.000%, 08/30/2022 (A)	250	256
1.625%, 09/12/2021 (A)	250	251
1.625%, 11/14/2022 (A)	125	128
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 (A)	250	268
3.250%, 06/11/2021 (A)	125	126
3.250%, 03/11/2024 (A)	125	134
2.125%, 04/07/2021 (A)	875	875
Wells Fargo Bank
3.625%, 10/22/2021 (A)	250	254
2.897%, VAR ICE LIBOR USD 3 Month+0.610%, 05/27/2022 (A)	500	502
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022 (A)	500	504
Wells Fargo Bank NA
3.550%, 08/14/2023 (A)	750	802
Westpac Banking
2.000%, 08/19/2021 (A)	750	755

		24,565

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	423
3.375%, 12/05/2023 (A)	500	541
2.450%, 03/01/2026 (A)	1,000	1,064
Novartis Capital
4.400%, 05/06/2044 (A)	250	303

		2,331

Industrials — 0.0%
3M Co MTN
5.700%, 03/15/2037 (A)	150	198
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	750	859

		1,057

Information Technology — 0.2%
Apple
3.000%, 02/09/2024 (A)	375	400
2.850%, 02/23/2023 (A)	1,000	1,044
2.850%, 05/11/2024 (A)	250	267

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 02/09/2022 (A)	$500	$509
2.450%, 08/04/2026 (A)	375	395
2.400%, 05/03/2023 (A)	250	261
Microsoft
3.700%, 08/08/2046 (A)	500	559
3.300%, 02/06/2027 (A)	1,000	1,101
2.125%, 11/15/2022 (A)	500	515
Visa
4.150%, 12/14/2035 (A)	125	148
3.150%, 12/14/2025 (A)	500	545
2.800%, 12/14/2022 (A)	125	130
2.150%, 09/15/2022 (A)	125	128

		6,002

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	1,000	1,076
Florida Power & Light Co
3.125%, 12/01/2025 (A)	1,000	1,079
Southern California Gas
5.125%, 11/15/2040 (A)	150	185
3.750%, 09/15/2042 (A)	250	268

		2,608

Total Corporate Obligations (Cost $42,266) ($ Thousands)		43,854

	Shares

EXCHANGE TRADED FUNDS — 0.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	16,949

Total Exchange Traded Funds (Cost $14,921) ($ Thousands)		16,949

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Volkswagen AG, 0.000%	220	62

Health Care — 0.0%
Sartorius AG, 0.000%	155	77

Materials — 0.0%
FUCHS PETROLUB SE, 0.000%	1,520	73

Total Preferred Stock (Cost $174) ($ Thousands)		212

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Computershare, Expires 04/26/2021 *	1,005	$1
Snam SpA, Expires 04/14/2021 *	34,507	–

Total Rights (Cost $—) ($ Thousands)		1

Total Investments in Securities — 60.7% (Cost $1,498,885) ($ Thousands)		$1,585,151

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	189

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	103	Apr-2021	$16,700	$16,927	$432
Australian 10-Year Bond	1,696	Jun-2021	181,415	178,410	(720)
Bloomberg Commodity Index(A)	1,145	Jun-2021	9,905	9,595	(310)
Brent Crude(A)	636	May-2021	42,134	39,629	(2,505)
CAC40 10 Euro Index	84	Apr-2021	6,034	5,989	27
Canadian 10-Year Bond	1,655	Jun-2021	186,948	182,730	(4,998)
Coffee C	89	Jul-2021	4,334	4,185	(149)
Coffee C	86	May-2021	4,058	3,983	(75)
Coffee C(A)	(26)	Jul-2021	(1,255)	(1,223)	32
Copper	85	May-2021	7,976	8,491	514
Corn(A)	670	Jul-2021	17,778	18,341	564
Cotton No. 2(A)	90	Jul-2021	3,905	3,698	(207)
Cotton No. 2	48	May-2021	1,964	1,941	(23)
Cotton No. 2(A)	37	Jul-2021	1,509	1,520	11
DAX Index	29	Jun-2021	12,592	12,806	367
Euro STOXX 50	69	Jun-2021	3,107	3,135	65
Euro-Bob	678	Jun-2021	110,425	107,639	50
Euro-BTP	244	Jun-2021	43,784	42,818	160
Euro-Bund	1,432	Jun-2021	296,000	288,268	(798)
Euro-Buxl	104	Jun-2021	26,269	25,184	(417)
Feeder Cattle(A)	13	Aug-2021	1,012	1,022	11
Feeder Cattle(A)	38	Aug-2021	3,030	2,988	(42)
Feeder Cattle(A)	59	May-2021	4,300	4,407	107
FTSE 100 Index	142	Jun-2021	13,210	13,086	(53)
FTSE MIB Index	98	Jun-2021	14,022	14,048	203
FTSE/JSE Top 40 Index	87	Jun-2021	3,586	3,605	(20)
Gasoline(A)	71	May-2021	5,815	5,826	10
Gasoline(A)	126	May-2021	10,820	10,339	(481)
Gold	269	Jul-2021	46,712	46,150	(563)
Hang Seng China Enterprises Index	139	May-2021	9,739	9,783	49
Hang Seng Index	127	May-2021	22,908	23,128	233
IBEX	29	Apr-2021	2,979	2,927	(18)
Japanese 10-Year Bond	105	Jun-2021	145,966	143,636	152
Japanese 10-Year Bond	1	Jun-2021	1,372	1,368	(1)
Japanese 10-Year Government Bond E-MINI	1,428	Jun-2021	197,955	195,074	194
KC HRW Wheat(A)	44	Jul-2021	1,310	1,280	(30)
KOSPI 200 Index	47	Jun-2021	4,227	4,305	71
Lean Hogs	144	Jun-2021	5,737	6,065	329
Live Cattle	371	Jul-2021	17,798	18,238	440
LME Copper(A)	141	Jun-2021	28,155	30,977	2,822
LME Lead(A)	25	Jun-2021	1,267	1,232	(35)
LME Nickel(A)	84	Jun-2021	9,221	8,095	(1,126)
LME Primary Aluminum	400	Jun-2021	21,384	22,088	703
LME Zinc(A)	175	Jun-2021	12,162	12,323	162
Long Gilt 10-Year Bond	810	Jul-2021	146,780	142,588	(1,680)
Low Sulphur Gasoil(A)	224	Jun-2021	11,859	11,418	(440)
MSCI Emerging Markets	1,665	Jun-2021	110,942	110,098	(844)
Natural Gas(A)	115	May-2021	3,007	3,067	60
Natural Gas	341	Jul-2021	9,336	9,316	(20)
NY Harbor ULSD(A)	202	May-2021	15,958	15,040	(918)
NYMEX Cocoa(A)	477	Jul-2021	11,928	11,377	(551)
OMX Stockholm 30	122	Apr-2021	3,090	3,062	42
Russell 2000 Index E-MINI	1,606	Jun-2021	188,505	178,467	(10,038)
S&P - Goldman Sachs Commodity Index(A)	454	Apr-2021	55,396	52,914	(2,482)

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI(A)	2,084	Jun-2021	$409,552	$413,403	$3,851
S&P Mid Cap 400 Index E-MINI	87	Jun-2021	22,985	22,666	(319)
S&P TSX 60 Index	143	Jun-2021	25,492	25,283	(49)
SGX Nifty 50	241	May-2021	7,142	7,108	(34)
Silver	146	May-2021	19,730	17,908	(1,822)
Silver(A)	12	Jul-2021	1,457	1,474	17
Soybean(A)	132	Jul-2021	9,184	9,423	239
Soybean Meal(A)	132	Jul-2021	5,268	5,607	339
Soybean Oil	144	Jul-2021	4,559	4,386	(173)
Soybean Oil	4	May-2021	129	127	(2)
Soybean Oil	3	Jul-2021	90	91	2
SPI 200 Index	45	Jun-2021	5,861	5,798	23
SPI 200 Index	55	Jun-2021	7,256	7,086	(48)
Sugar No. 11	1,053	Jul-2021	18,407	17,419	(988)
TOPIX Index	298	Jun-2021	51,799	52,696	1,729
U.S. 2-Year Treasury Note	405	Jul-2021	89,458	89,394	(64)
U.S. 5-Year Interest Rate Swap	136	Jun-2021	13,264	13,171	(94)
U.S. 5-Year Treasury Note	487	Jul-2021	60,702	60,095	(607)
U.S. 10-Year Interest Rate Swap	1,437	Jun-2021	131,485	128,836	(2,649)
U.S. 10-Year Treasury Note	7,140	Jun-2021	958,594	934,894	(23,700)
U.S. Long Treasury Bond	876	Jun-2021	140,883	135,424	(5,459)
U.S. Ultra Long Treasury Bond	64	Jun-2021	12,120	11,598	(522)
Wheat(A)	168	Jul-2021	5,151	5,172	22
Wheat(A)	202	Jul-2021	6,248	6,219	(29)
Wheat(A)	1	Sep-2021	32	31	(1)
WTI Crude Oil(A)	177	May-2021	11,233	10,475	(758)
			$4,135,151	$4,059,187	$(52,830)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Barclays PLC	04/28/21	GBP	70,700	USD	97,559	$18

BNYMellon	04/29/21	AUD	4,800	USD	3,656	—

BNYMellon	04/29/21	CAD	11,200	USD	8,906	(7)

Citigroup	06/16/21	USD	1,877	HUF	555,500	(76)

Citigroup	06/16/21	USD	2,940	RUB	218,950	(69)

Citigroup	06/16/21	USD	4,074	PLN	15,200	(220)

Citigroup	06/16/21	USD	402	CZK	8,950	1

Citigroup	06/16/21	USD	3,881	CZK	83,550	(119)

Citigroup	06/16/21	USD	1,261	CLP	914,125	13

Citigroup	06/16/21	USD	3,883	CLP	2,742,375	(61)

Citigroup	06/16/21	USD	1,834	BRL	10,588	33

Citigroup	06/16/21	USD	5,648	BRL	31,013	(181)

Citigroup	06/16/21	USD	7,562	GBP	5,423	(79)

Citigroup	06/16/21	CNH	10,950	USD	1,675	16

Citigroup	06/16/21	USD	76	CNH	500	—

Citigroup	06/16/21	USD	11,604	CNH	75,600	(148)

Citigroup	06/16/21	BRL	8,750	USD	1,572	30

Citigroup	06/16/21	BRL	2,950	USD	515	(5)

Citigroup	06/16/21	PLN	15,200	USD	4,058	204

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	191

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	06/16/21	USD	17,066	EUR	14,163	$(395)

Citigroup	06/16/21	USD	17,418	MXN	362,050	129

Citigroup	06/16/21	USD	400	MXN	8,250	—

Citigroup	06/16/21	GBP	18,182	USD	25,471	384

Citigroup	06/16/21	USD	666	KRW	754,950	4

Citigroup	06/16/21	USD	21,685	KRW	24,174,500	(229)

Citigroup	06/16/21	USD	9,173	INR	682,950	52

Citigroup	06/16/21	USD	16,230	INR	1,195,700	(80)

Citigroup	06/16/21	RUB	53,250	USD	692	(6)

Citigroup	06/16/21	CZK	50,250	USD	2,309	46

Citigroup	06/16/21	CZK	22,550	USD	1,013	(2)

Citigroup	06/16/21	MXN	81,850	USD	3,898	(69)

Citigroup	06/16/21	EUR	91,686	USD	111,527	3,602

Citigroup	06/16/21	EUR	2,500	USD	2,939	(4)

Citigroup	06/16/21	INR	293,100	USD	3,977	18

Citigroup	06/16/21	INR	165,800	USD	2,231	(8)

Citigroup	06/16/21	HUF	555,500	USD	1,856	56

Citigroup	06/16/21	CLP	1,059,150	USD	1,452	(23)

Citigroup	06/16/21	KRW	3,534,350	USD	3,152	16

Citigroup	06/16/21	KRW	1,761,750	USD	1,556	(7)

Citigroup	06/17/21	USD	10,544	ZAR	160,181	196

Citigroup	06/17/21	USD	7,060	ZAR	104,469	(56)

Citigroup	06/17/21	ZAR	48,050	USD	3,117	(105)

JPMorgan Chase Bank	06/16/21	USD	1,877	HUF	555,500	(76)

JPMorgan Chase Bank	06/16/21	USD	2,940	RUB	218,950	(70)

JPMorgan Chase Bank	06/16/21	USD	4,074	PLN	15,200	(220)

JPMorgan Chase Bank	06/16/21	USD	402	CZK	8,950	1

JPMorgan Chase Bank	06/16/21	USD	3,881	CZK	83,550	(119)

JPMorgan Chase Bank	06/16/21	USD	1,261	CLP	914,125	13

JPMorgan Chase Bank	06/16/21	USD	3,883	CLP	2,742,375	(62)

JPMorgan Chase Bank	06/16/21	USD	1,834	BRL	10,588	32

JPMorgan Chase Bank	06/16/21	USD	5,648	BRL	31,013	(182)

JPMorgan Chase Bank	06/16/21	CNH	10,950	USD	1,675	15

JPMorgan Chase Bank	06/16/21	USD	76	CNH	500	—

JPMorgan Chase Bank	06/16/21	USD	11,604	CNH	75,600	(149)

JPMorgan Chase Bank	06/16/21	BRL	8,750	USD	1,572	30

JPMorgan Chase Bank	06/16/21	BRL	2,950	USD	515	(5)

JPMorgan Chase Bank	06/16/21	USD	12,893	EUR	10,700	(298)

JPMorgan Chase Bank	06/16/21	PLN	15,200	USD	4,058	203

JPMorgan Chase Bank	06/16/21	USD	17,418	MXN	362,050	128

JPMorgan Chase Bank	06/16/21	USD	400	MXN	8,250	(1)

JPMorgan Chase Bank	06/16/21	GBP	18,182	USD	25,471	383

JPMorgan Chase Bank	06/16/21	USD	666	KRW	754,950	3

JPMorgan Chase Bank	06/16/21	USD	21,685	KRW	24,174,500	(229)

JPMorgan Chase Bank	06/16/21	USD	9,173	INR	682,950	52

JPMorgan Chase Bank	06/16/21	USD	16,230	INR	1,195,700	(80)

JPMorgan Chase Bank	06/16/21	RUB	53,250	USD	692	(6)

JPMorgan Chase Bank	06/16/21	CZK	50,250	USD	2,309	46

JPMorgan Chase Bank	06/16/21	CZK	22,550	USD	1,013	(2)

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

JPMorgan Chase Bank	06/16/21	MXN	81,850	USD	3,898	$(69)

JPMorgan Chase Bank	06/16/21	EUR	91,446	USD	111,237	3,594

JPMorgan Chase Bank	06/16/21	EUR	2,500	USD	2,939	(5)

JPMorgan Chase Bank	06/16/21	INR	293,100	USD	3,977	18

JPMorgan Chase Bank	06/16/21	INR	165,800	USD	2,231	(8)

JPMorgan Chase Bank	06/16/21	HUF	555,500	USD	1,856	55

JPMorgan Chase Bank	06/16/21	CLP	1,059,150	USD	1,452	(24)

JPMorgan Chase Bank	06/16/21	KRW	3,534,350	USD	3,152	15

JPMorgan Chase Bank	06/16/21	KRW	1,761,750	USD	1,556	(8)

JPMorgan Chase Bank	06/17/21	USD	10,544	ZAR	160,181	195

JPMorgan Chase Bank	06/17/21	USD	7,060	ZAR	104,469	(57)

JPMorgan Chase Bank	06/17/21	ZAR	48,050	USD	3,117	(105)

State Street	04/28/21 - 04/29/21	EUR	119,700	USD	142,269	1,517

State Street	04/29/21	CHF	2,900	USD	3,083	(2)

State Street	04/29/21	GBP	3,700	USD	5,094	(10)

State Street	04/29/21	HKD	22,500	USD	2,896	2

State Street	04/30/21	JPY	3,221,600	USD	29,357	187

State Street	04/30/21	JPY	3,298	USD	30	—

						$7,571

A list of the open OTC swap agreements held by the Fund at March 31, 2021 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	Bovespa Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/14/2021	BRL	$4,777	$4,444	$–	$(120)
Citibank	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/21/2021	TWD	5,386	5,410	–	79
JPMorgan Chase	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/21/2021	TWD	8,030	8,058	–	111
Merrill Lynch	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/21/2021	TWD	7,904	7,943	–	120
Citibank	Hang Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/30/2021	HKD	2,243	2,252	–	11
JPMorgan Chase	Hang Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/30/2021	HKD	21,009	21,113	–	116
Bank of America	Hang Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/30/2021	HKD	14,970	15,061	–	99
JPMorgan Chase	Hang Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/30/2021	HKD	4,696	4,735	–	41
Bank of America	Hang Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/30/2021	HKD	16,310	16,390	–	89
Merrill Lynch	SGX Nifty 50	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/02/2021	USD	2,672	2,654	–	(18)
Bank of America	Cotton No. 2 (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/06/2021	USD	570	566	–	(4)
Merrill Lynch	Soybean Oil (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/14/2021	USD	5,008	6,096	–	1,089
Citibank	Soybean Oil (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/14/2021	USD	1,238	1,492	–	254
JPMorgan Chase	KOSPI Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/13/2021	KRW	15,746	16,121	–	311
Bank of America	Swiss Market	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/19/2021	CHF	9,127	9,173	–	183
Bank of America	Live Cattle (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/02/2021	USD	7,434	7,521	–	88
Citibank	Sugar (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/02/2021	USD	17	17	–	–
Bank of America	Sugar (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/02/2021	USD	86	83	–	(3)
Bank of America	Cotton No. 2 (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/11/2021	USD	328	329	–	1
Citibank	Soybean Oil (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	332	335	–	4
Merrill Lynch	Soybean Oil (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	1,432	1,431	–	(1)
Bank of America	Corn (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	7,321	7,556	–	234
Citibank	Soybean (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	10,271	10,423	–	151
Citibank	Soybean Meal (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	5,412	5,735	–	322
Merrill Lynch	Soybean Meal (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	5,210	5,522	–	312
Citibank	Wheat (A)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2021	USD	824	831	–	8

								$161,291	$–	$3,477

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	193

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Accumulation Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021 is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
3 MONTH USD - LIBOR	0.25%	Semi-Annually	09/15/2023	USD	375,557	$(1,187)	$(820)	$(367)
USD-LIBOR-BBA 3M	0.50%	Semi-Annually	06/16/2026	USD	142,459	(4,447)	(238)	(4,209)
3 MONTH USD - LIBOR	0.50%	Semi-Annually	09/15/2026	USD	121,347	(4,420)	(3,285)	(1,135)

						$(10,054)	$(4,343)	$(5,711)

Percentages are based on Net Assets of $2,611,685 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2021.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $73,315 ($ Thousands), representing 2.8% of the Net Assets of the Fund.

(D)	No interest rate available.

ADR — American Depositary Receipt

AUD — Australian Dollar

BBA — British Bankers Association

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

DAX — German Stock Exchange

ETF — Exchange-Traded Fund

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX — Spanish Stock Exchange Index

ICE— Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Exchange

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NYMEX — New York Mercantile Exchange

OMX — Offset Market Exchange

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Share Price Index

TAIEX — Taiwan Capitalization Weighted Stock Index

TOPIX — Tokyo Stock Exchange

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

U.S. Treasury Obligations	–	986,724	–	986,724

Sovereign Debt	2,559	402,628	–	405,187

Foreign Common Stock	69,324	–	–	69,324

Common Stock	62,748	152	–	62,900

Corporate Obligations	–	43,854	–	43,854

Exchange Traded Funds	16,949	–	–	16,949

Preferred Stock	212	–	–	212

Rights	1	–	–	1

Total Investments in Securities	151,793	1,433,358	–	1,585,151

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Futures Contracts*

Unrealized Appreciation	14,032	–	–	14,032

Unrealized Depreciation	(66,862)	–	–	(66,862)

Forwards Contracts*

Unrealized Appreciation	–	11,307	–	11,307

Unrealized Depreciation	–	(3,736)	–	(3,736)

OTC Swaps

Total Return Swaps*

Unrealized Appreciation	–	3,623	–	3,623

Unrealized Depreciation	–	(146)	–	(146)

Centrally Cleared Swaps

Interest Rate Swaps*

Unrealized Depreciation	–	(5,711)	–	(5,711)

Total Other Financial Instruments	(52,830)	5,337	–	(47,493)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	195

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund

  Sector Weightings †:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 47.6%

Communication Services — 3.6%
Altice France Holding
10.500%, 05/15/2027 (A)	$850	$957
AT&T
4.350%, 03/01/2029	700	791
3.500%, 06/01/2041	350	345
2.750%, 06/01/2031	375	373
2.550%, 12/01/2033 (A)	1,428	1,354
2.300%, 06/01/2027	1,050	1,073
1.650%, 02/01/2028	875	846
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,327
CCO Holdings
4.500%, 05/01/2032 (A)	1,540	1,559
CenturyLink
7.650%, 03/15/2042	748	851
Charter Communications Operating
5.125%, 07/01/2049	200	224
4.908%, 07/23/2025	3,200	3,629
3.750%, 02/15/2028	650	703
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	40	42
Digicel Group 0.5
8.000%, 04/01/2025 (A)	86	71
Digicel International Finance
8.750%, 05/25/2024 (A)	61	62
DISH DBS
7.750%, 07/01/2026	700	771
Frontier Communications
6.750%, 05/01/2029 (A)	380	401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 05/01/2028 (A)	$395	$402
iHeartCommunications (B)
6.375%, 05/01/2026	400	424
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(C)	650	401
5.500%, 08/01/2023 (C)	1,747	1,070
Lumen Technologies
5.125%, 12/15/2026 (A)	1,250	1,317
Mauritius Investments
6.500%, 10/13/2026	2,470	2,761
4.755%, 11/11/2024	400	418
Millicom International Cellular
6.625%, 10/15/2026 (A)	216	230
6.250%, 03/25/2029 (A)	477	530
5.125%, 01/15/2028 (A)	252	265
Netflix
6.375%, 05/15/2029	490	608
Playtika Holding
4.250%, 03/15/2029 (A)	868	855
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	463
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	580	577
Sprint Capital
8.750%, 03/15/2032	510	754
6.875%, 11/15/2028	520	656
TEGNA
4.625%, 03/15/2028	1,050	1,068
Telecom Argentina
8.500%, 08/06/2025 (A)	28	25
Telecom Italia Capital
6.000%, 09/30/2034	500	567
T-Mobile USA
4.500%, 04/15/2050 (A)	1,516	1,699
Townsquare Media
6.875%, 02/01/2026 (A)	902	961
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	370	393
Urban One
7.375%, 02/01/2028 (A)	740	766
Verizon Communications
3.700%, 03/22/2061	310	305
3.550%, 03/22/2051	140	139
3.400%, 03/22/2041	430	435
2.100%, 03/22/2028	515	518
VTR Comunicaciones
5.125%, 01/15/2028 (A)	770	805

		34,791

Consumer Discretionary — 6.2%
Adient US
7.000%, 05/15/2026 (A)	6	6

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Adtalem Global Education
5.500%, 03/01/2028 (A)	$810	$800
Allen Media
10.500%, 02/15/2028 (A)	760	802
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	671
BCPE Ulysses Intermediate
7.750%cash/8.500% PIK, 04/01/2027 (A)	1,660	1,722
Bed Bath & Beyond
5.165%, 08/01/2044	750	683
BorgWarner
5.000%, 10/01/2025 (A)	560	645
Boyd Gaming
4.750%, 12/01/2027	1,200	1,223
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	297	315
CalAtlantic Group
5.250%, 06/01/2026	330	332
Carnival
9.875%, 08/01/2027 (A)	450	530
Carriage Services
6.625%, 06/01/2026 (A)	350	367
Carvana
5.500%, 04/15/2027 (A)	360	362
CSC Holdings
5.750%, 01/15/2030 (A)	1,525	1,606
Dealer Tire
8.000%, 02/01/2028 (A)	1,284	1,357
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	262
5.375%, 08/15/2026 (A)	330	238
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)	410	424
eG Global Finance
6.750%, 02/07/2025 (A)	488	499
Empire Communities
7.000%, 12/15/2025 (A)	570	601
Expedia Group
4.625%, 08/01/2027 (A)	647	720
Ford Motor
9.000%, 04/22/2025	270	327
8.500%, 04/21/2023	1,276	1,423
Ford Motor Credit
5.125%, 06/16/2025	1,075	1,160
4.000%, 11/13/2030	290	288
2.900%, 02/16/2028	290	279
Foundation Building Materials
6.000%, 03/01/2029 (A)	355	351
General Motors
5.950%, 04/01/2049	50	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2025	$250	$271
General Motors Financial
5.650%, 01/17/2029	175	207
Genting New York
3.300%, 02/15/2026 (A)	395	394
Getty Images
9.750%, 03/01/2027 (A)	720	767
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	312
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	459	459
Installed Building Products
5.750%, 02/01/2028 (A)	450	470
IRB Holding Corp.
6.750%, 02/15/2026 (A)	435	450
L Brands
6.875%, 07/01/2025 (A)	330	367
5.250%, 02/01/2028	740	794
LBM Acquisition
6.250%, 01/15/2029 (A)	865	891
Liberty Interactive
8.500%, 07/15/2029	330	376
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	750	772
Mattel
3.375%, 04/01/2026 (A)	930	960
MDC Holdings
6.000%, 01/15/2043	270	341
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	977
MercadoLibre
3.125%, 01/14/2031	840	800
2.375%, 01/14/2026	210	208
MGM China Holdings
4.750%, 02/01/2027 (A)	390	396
Michaels Stores
8.000%, 07/15/2027 (A)	480	530
NCL
12.250%, 05/15/2024 (A)	1,000	1,210
10.250%, 02/01/2026 (A)	580	680
5.875%, 03/15/2026 (A)	120	122
3.625%, 12/15/2024 (A)	1,600	1,510
NESCO Holdings II
5.500%, 04/15/2029 (A)	284	291
NMG Holding
7.125%, 04/01/2026 (A)	490	500
Park River Holdings
5.625%, 02/01/2029 (A)	325	315
PetSmart
7.750%, 02/15/2029 (A)	250	272
4.750%, 02/15/2028 (A)	250	256

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	197

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PM General Purchaser
9.500%, 10/01/2028 (A)		$930	$993
Prime Security Services Borrower
5.750%, 04/15/2026 (A)		130	140
QVC
5.450%, 08/15/2034		440	440
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)		155	160
Rent-A-Center
6.375%, 02/15/2029 (A)		370	392
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)		80	93
5.500%, 04/01/2028 (A)		945	950
5.250%, 11/15/2022		415	427
Sabre GLBL Inc.
9.250%, 04/15/2025 (A)		1,043	1,244
Sands China
5.125%, 08/08/2025		200	224
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)		1,150	1,250
Silversea Cruise Finance
7.250%, 02/01/2025 (A)		750	776
Six Flags Entertainment
5.500%, 04/15/2027 (A)		928	962
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		1,592	1,644
Superior Plus
4.500%, 03/15/2029 (A)		1,405	1,419
Tempur Sealy International
4.000%, 04/15/2029 (A)		1,984	1,974
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	915
Univision Communications
9.500%, 05/01/2025 (A)		300	328
Viking Cruises
7.000%, 02/15/2029 (A)		660	680
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	1,155
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/2028 (A)		725	1,030
VOC Escrow
5.000%, 02/15/2028 (A)		$1,070	1,057
Wendy’s International
7.000%, 12/15/2025		570	633
WW International
8.625%, 12/01/2025 (A)		620	645
Wyndham Destinations
6.625%, 07/31/2026 (A)		278	316
Wynn Macau
5.625%, 08/26/2028 (A)		800	836
5.125%, 12/15/2029 (A)		470	482

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		$740	$802
Yum! Brands
7.750%, 04/01/2025 (A)		27	30
4.750%, 01/15/2030 (A)		454	480
Ziggo BV
4.875%, 01/15/2030 (A)		686	701

			57,132

Consumer Staples — 2.1%
Altria Group
2.350%, 05/06/2025		425	441
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,650	1,927
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	277
BRF
4.875%, 01/24/2030		$1,440	1,469
Constellation Brands
3.150%, 08/01/2029		600	628
Coty
4.000%, 04/15/2023	EUR	1,625	1,866
Herbalife Nutrition
7.875%, 09/01/2025 (A)		$603	656
H-Food Holdings
8.500%, 06/01/2026 (A)		500	511
HLF Financing Sarl
7.250%, 08/15/2026 (A)		1,452	1,521
Keurig Dr Pepper
4.597%, 05/25/2028		1,000	1,155
Kraft Heinz Foods
5.500%, 06/01/2050		190	233
5.000%, 07/15/2035		1,546	1,779
4.875%, 10/01/2049		330	369
4.375%, 06/01/2046		1,671	1,742
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)		880	843
Lindley
4.625%, 04/12/2023		190	196
Performance Food Group
6.875%, 05/01/2025 (A)		3	3
5.500%, 10/15/2027 (A)		450	471
Post Holdings
4.625%, 04/15/2030 (A)		429	430
Prosperous Ray
4.625%, 11/12/2023		300	325
Spectrum Brands
5.000%, 10/01/2029 (A)		75	79
Triton Water Holdings Inc.
6.250%, 04/01/2029 (A)		470	479
United Natural Foods
6.750%, 10/15/2028 (A)		664	710

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Foods
4.750%, 02/15/2029 (A)	$1,171	$1,171

		19,281

Energy — 7.1%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	950
5.375%, 09/15/2024	1,060	1,072
Berry Petroleum
7.000%, 02/15/2026 (A)	1,500	1,451
Blue Racer Midstream
7.625%, 12/15/2025 (A)	570	614
Buckeye Partners
4.350%, 10/15/2024	245	252
4.125%, 12/01/2027	865	854
3.950%, 12/01/2026	860	850
Cenovus Energy
5.375%, 07/15/2025	825	927
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	288
5.125%, 06/30/2027	850	972
Continental Resources
4.500%, 04/15/2023	131	136
4.375%, 01/15/2028	100	106
DCP Midstream Operating
6.750%, 09/15/2037 (A)	302	337
6.450%, 11/03/2036 (A)	115	129
5.375%, 07/15/2025	650	704
Devon Energy
5.850%, 12/15/2025	1,021	1,190
5.000%, 06/15/2045	200	218
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	330	342
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,453
EQT
8.500%, 02/01/2030	190	242
Equities Midstream Partners
4.000%, 08/01/2024	640	651
Exterran Energy Solutions
8.125%, 05/01/2025	700	644
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	547
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	393
Genesis Energy
7.750%, 02/01/2028	718	718
Global Partners
6.875%, 01/15/2029	545	585
GNL Quintero
4.634%, 07/31/2029	400	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indigo Natural Resources
5.375%, 02/01/2029 (A)	$1,175	$1,158
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	800	912
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	334
Laredo Petroleum
9.500%, 01/15/2025	498	479
Marathon Petroleum
3.800%, 04/01/2028	325	351
3.625%, 09/15/2024	350	378
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,247
5.875%, 02/01/2029 (A)	500	501
MPLX
4.800%, 02/15/2029	250	286
4.000%, 03/15/2028	950	1,048
Nabors Industries
9.000%, 02/01/2025 (A)	1,597	1,637
NGL Energy Operating
7.500%, 02/01/2026 (A)	1,025	1,052
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,110
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,000	1,324
NuStar Logistics
6.375%, 10/01/2030	670	724
6.000%, 06/01/2026	915	986
Occidental Petroleum
8.000%, 07/15/2025	1,015	1,165
7.200%, 03/15/2029	140	153
7.150%, 05/15/2028	1,000	1,090
6.625%, 09/01/2030	700	787
6.125%, 01/01/2031	330	364
5.550%, 03/15/2026	725	769
4.400%, 04/15/2046	390	331
ONEOK
6.350%, 01/15/2031	325	407
Parsley Energy
5.625%, 10/15/2027 (A)	480	520
PBF Holding
9.250%, 05/15/2025 (A)	180	184
Petrobras Global Finance BV
5.299%, 01/27/2025	1,160	1,282
Petroleos de Venezuela
6.000%, 10/28/2022 (C)	8,860	243
6.000%, 05/16/2024 (C)	3,790	165
6.000%, 11/15/2026 (C)	1,110	48
5.500%, 04/12/2037 (C)	130	6
5.375%, 04/12/2027 (C)	2,570	112
Petroleos Mexicanos
7.690%, 01/23/2050	406	379

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	199

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.950%, 01/28/2060	$207	$179
6.500%, 03/13/2027	430	449
6.490%, 01/23/2027	160	167
6.350%, 02/12/2048	242	201
5.350%, 02/12/2028	180	175
4.500%, 01/23/2026	40	40
Petroleos Mexicanos MTN
6.750%, 09/21/2047	20	17
Phillips 66
3.900%, 03/15/2028	525	576
Plains All American Pipeline
3.650%, 06/01/2022	1,700	1,740
3.600%, 11/01/2024	175	186
Range Resources
9.250%, 02/01/2026	1,740	1,891
8.250%, 01/15/2029 (A)	210	225
5.875%, 07/01/2022	196	197
5.000%, 08/15/2022	220	224
5.000%, 03/15/2023	730	742
ReNew Power Synthetic
6.670%, 03/12/2024	200	210
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	914
SEPLAT Petroleum Development
9.250%, 04/01/2023	550	563
Summit Midstream Holdings
5.750%, 04/15/2025	925	754
5.500%, 08/15/2022	1,100	1,064
Summit Midstream Partners
9.500%, VAR ICE LIBOR USD 3 Month+7.430%(E)	757	467
Suncor Energy
3.100%, 05/15/2025	400	427
Sunoco
5.500%, 02/15/2026	240	247
4.500%, 05/15/2029 (A)	780	777
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	230	227
5.500%, 09/15/2024 (A)	472	479
Targa Resources Partners
4.875%, 02/01/2031 (A)	830	841
4.000%, 01/15/2032 (A)	170	160
TechnipFMC
6.500%, 02/01/2026 (A)	1,270	1,328
Total Capital International
2.829%, 01/10/2030	1,350	1,403
Transocean
11.500%, 01/30/2027 (A)	3,565	3,058
7.500%, 01/15/2026 (A)	500	319
Transocean Poseidon
6.875%, 02/01/2027 (A)	470	434

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		$1,250	$1,081
USA Compression Partners
6.875%, 04/01/2026		1,175	1,205
Valero Energy
2.850%, 04/15/2025		350	366
Western Midstream Operating
5.450%, 04/01/2044		1,100	1,128
5.300%, 03/01/2048		530	532
WPX Energy
4.500%, 01/15/2030		173	186
YPF
4.000%, 9.000%, 01/01/2023, 02/12/2026 (A)(F)		825	673

			66,448

Financials — 10.4%
ABN AMRO Bank
4.375% (D)(E)	EUR	400	500
Acrisure
4.250%, 02/15/2029 (A)		$975	959
AIA Group
3.900%, 04/06/2028 (A)		475	520
AIA Group MTN
3.200%, 03/11/2025 (A)		425	452
AIB Group MTN
4.750%, 10/12/2023 (A)		550	601
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028		200	185
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	816
American Express
3.469%, VAR ICE LIBOR USD 3 Month+3.285%(E)		370	367
American International Group
4.200%, 04/01/2028		275	309
3.900%, 04/01/2026		325	358
3.400%, 06/30/2030		225	239
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,154
Aviation Capital Group
5.500%, 12/15/2024 (A)		390	436
1.950%, 01/30/2026 (A)		350	341
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	149
4.250%, 04/15/2026 (A)		430	450
2.875%, 02/15/2025 (A)		1,250	1,245
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%(E)	EUR	800	1,001

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	$1,100
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%(E)		200	218
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%(E)		1,920	1,888
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%(A)(E)		200	219
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%(A)(E)		970	1,061
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%(A)(E)		420	438
Banco Santander
4.250%, 04/11/2027		400	446
3.306%, 06/27/2029		400	424
2.749%, 12/03/2030		200	190
2.746%, 05/28/2025		600	626
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(E)		150	166
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		2,115	2,267
Bank of America MTN
4.200%, 08/26/2024		1,050	1,158
4.000%, 01/22/2025		1,350	1,475
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,675
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	472
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)		1,870	2,261
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(E)		$1,170	1,299
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579%(E)	GBP	700	1,087
2.852%, VAR United States Secured Overnight Financing Rate+2.714%, 05/07/2026		$725	759
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		410	422

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas
3.375%, 01/09/2025 (A)		$1,000	$1,073
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (A)		675	660
BPCE
4.625%, 09/12/2028 (A)		500	577
2.277%, VAR United States Secured Overnight Financing Rate+1.312%, 01/20/2032 (A)		375	362
CIT Group
6.125%, 03/09/2028		195	233
5.250%, 03/07/2025		185	208
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(E)		1,250	1,328
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(E)		675	713
4.289%, VAR ICE LIBOR USD 3 Month+4.095%(E)		700	696
4.125%, 07/25/2028		1,450	1,606
3.400%, 05/01/2026		1,675	1,824
Commerzbank
6.125% (D)(E)	EUR	400	503
Compass Group Diversified Holdings
5.250%, 04/15/2029 (A)		$548	574
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%(E)	EUR	1,400	1,799
Credit Agricole
6.500%, VAR EUR Swap Annual 5 Yr+5.120%(E)		490	584
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	474
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(A)(E)		410	433
7.250%, VAR USD ICE Swap 11:00 NY 5 Yr+4.332%(A)(E)		200	217
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	643
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		802	897
Deutsche Bank
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.524%(E)		400	405
Deutsche Bank NY
3.729%, VAR United States Secured Overnight Financing Rate+2.757%, 01/14/2032		2,350	2,287

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	201

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DP World MTN
5.625%, 09/25/2048		$200	$234
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	215
Erste Group Bank
6.500%, VAR EUR Swap Annual 5 Yr+6.204%(E)	EUR	400	528
Finance of America Funding
7.875%, 11/15/2025 (A)		$300	310
First Horizon National
4.000%, 05/26/2025		625	686
3.550%, 05/26/2023		650	687
Freedom Mortgage
7.625%, 05/01/2026 (A)		1,450	1,522
Global Aircraft Leasing
7.250%cash/7.250% PIK, 09/15/2024 (A)		3,078	2,951
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383%(E)	EUR	700	861
4.950%, 03/31/2030		$226	264
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		700	756
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026		1,000	1,000
Huarong Finance 2017
4.500% (D)(E)		200	201
Huarong Finance 2017 MTN
4.000% (D)(E)		310	314
Huarong Finance 2019 MTN
3.750%, 05/29/2024		250	263
Huarong Finance II MTN
5.000%, 11/19/2025		210	231
4.625%, 06/03/2026		610	659
Intercontinental Exchange
2.100%, 06/15/2030		800	770
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,080	1,210
Itau Unibanco Holding
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222%(A)(E)		1,120	1,049
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,827
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031		250	254
Kaisa Group Holdings
8.500%, 06/30/2022		200	203
LD Holdings Group
6.500%, 11/01/2025 (A)		860	901

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 04/01/2028 (A)		$1,155	$1,175
Lloyds Banking Group
4.947% (D)(E)	EUR	290	370
Morgan Stanley
3.625%, 01/20/2027		$750	823
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,216
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032		625	581
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)		1,473	1,444
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		1,754	1,761
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (A)		450	491
Natwest Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(E)		750	879
4.500%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+3.992%(E)	GBP	1,160	1,596
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029		$225	239
2.523%, VAR ICE LIBOR USD 3 Month+2.320%(E)		1,000	974
Navient
5.000%, 03/15/2027		1,100	1,103
NFP
6.875%, 08/15/2028 (A)		1,353	1,405
NMI Holdings
7.375%, 06/01/2025 (A)		570	658
Noble Holdings International
11.000%, 02/15/2028		248	259
OneMain Finance
4.000%, 09/15/2030		732	712
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	178
Raymond James Financial
4.650%, 04/01/2030		400	465
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024		760	782
6.500%, 01/08/2026 (A)		680	651
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(E)		510	560
7.000%, VAR USSW5YF+4.866%(E)		1,050	1,197
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)		460	542

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.750%, 06/30/2035 (A)		$440	$466
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		1,360	1,358
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(E)		525	578
Wells Fargo MTN
4.100%, 06/03/2026		1,575	1,750
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.415%, 01/22/2031 (A)		1,050	1,018
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr+11.245%(E)		480	531
8.250%, 10/15/2024 (A)		500	520
6.100%, 03/16/2023		510	510

			94,517

Health Care — 2.5%
AbbVie
3.200%, 11/21/2029		1,375	1,462
AdaptHealth
6.125%, 08/01/2028 (A)		670	710
4.625%, 08/01/2029 (A)		705	701
Akumin
7.000%, 11/01/2025 (A)		500	532
Bausch Health
5.000%, 01/30/2028 (A)		325	331
Bausch Health Americas
8.500%, 01/31/2027 (A)		700	777
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	338
4.250%, 12/15/2025 (A)		500	556
Becton Dickinson
3.700%, 06/06/2027		690	760
2.823%, 05/20/2030		625	640
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	556
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)		$440	422
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)		1,188	1,234
CHS
6.875%, 04/15/2029 (A)		930	972
4.750%, 02/15/2031 (A)		945	923
Cidron Aida Finco Sarl
6.250%, 04/01/2028 (A)	GBP	440	613
CVS Health
3.750%, 04/01/2030		$590	640

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DaVita
3.750%, 02/15/2031 (A)		$1,760	$1,686
DENTSPLY SIRONA
3.250%, 06/01/2030		325	340
DH Europe Finance II Sarl
2.600%, 11/15/2029		175	179
Endo DAC
9.500%, 07/31/2027 (A)		650	706
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (A)		600	606
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	268
LifePoint Health
5.375%, 01/15/2029 (A)		$1,185	1,167
Prestige Brands
3.750%, 04/01/2031 (A)		810	773
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	344
Radiology Partners
9.250%, 02/01/2028 (A)		400	436
Select Medical
6.250%, 08/15/2026 (A)		450	478
Stryker
1.950%, 06/15/2030		825	796
Tenet Healthcare
6.250%, 02/01/2027 (A)		200	211
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		380	410
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026		320	306
US Renal Care
10.625%, 07/15/2027 (A)		40	44
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	563
Verisure Midholding
5.250%, 02/15/2029 (A)		500	607
Zimmer Biomet Holdings
3.550%, 03/20/2030		$800	855
Zoetis
2.000%, 05/15/2030		1,100	1,059

			24,001

Industrials — 7.0%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	332
4.875%, 01/16/2024		400	435
4.625%, 07/01/2022		2,300	2,406
4.500%, 09/15/2023		340	366
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	365

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	203

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.076%(E)	$575	$566
3.250%, 03/01/2025	850	895
Air Lease MTN
3.750%, 06/01/2026	600	641
Allied Universal Holdco
9.750%, 07/15/2027	649	712
American Airlines
5.750%, 04/20/2029 (A)	1,071	1,141
5.500%, 04/20/2026 (A)	582	607
American News
8.500%, 09/01/2026 (A)	2,063	2,310
Arcosa
4.375%, 04/15/2029 (A)	500	500
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	10	10
5.375%, 03/01/2029 (A)	705	729
Boeing
5.930%, 05/01/2060	410	524
5.805%, 05/01/2050	350	441
5.150%, 05/01/2030	150	172
3.450%, 11/01/2028	375	385
3.250%, 03/01/2028	425	435
Bombardier
7.500%, 03/15/2025 (A)	350	344
6.125%, 01/15/2023 (A)	810	844
Carrier Global
2.493%, 02/15/2027	1,100	1,135
2.242%, 02/15/2025	2,125	2,200
Core & Main Holdings LP
8.625%cash/9.375% PIK, 09/15/2024 (A)	650	660
CoreCivic
4.625%, 05/01/2023	280	276
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	827	881
CoStar Group
2.800%, 07/15/2030 (A)	625	611
CP Atlas Buyer
7.000%, 12/01/2028 (A)	955	1,004
Delta Air Lines
7.000%, 05/01/2025 (A)	1,050	1,209
DP World MTN
6.850%, 07/02/2037 (A)	100	129
5.625%, 09/25/2048 (A)	750	879
Dun & Bradstreet
6.875%, 08/15/2026 (A)	688	735
Dycom Industries
4.500%, 04/15/2029 (A)	1,177	1,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital Funding
4.400%, 05/15/2030 (A)	$425	$481
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	400	434
General Electric MTN
6.875%, 01/10/2039	590	827
GFL Environmental
8.500%, 05/01/2027 (A)	849	935
5.125%, 12/15/2026 (A)	175	184
4.000%, 08/01/2028 (A)	1,188	1,149
3.750%, 08/01/2025 (A)	400	406
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	820	925
H&E Equipment Services
3.875%, 12/15/2028 (A)	340	331
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,365	1,451
Hillenbrand
3.750%, 03/01/2031	589	577
Husky III Holding
13.000%cash/13.750% PIK, 02/15/2025 (A)	600	653
IAA
5.500%, 06/15/2027 (A)	250	262
IHS Markit
4.750%, 08/01/2028	700	808
IHS Netherlands Holdco BV
7.125%, 03/18/2025	1,000	1,045
KOC Holding
6.500%, 03/11/2025	2,170	2,265
5.250%, 03/15/2023	1,330	1,347
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	519
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	396
5.500%, 07/31/2047	892	885
4.250%, 10/31/2026 (A)	210	223
3.875%, 04/30/2028 (A)	1,190	1,208
MHP Lux
6.950%, 04/03/2026	1,870	1,963
MV24 Capital BV
6.748%, 06/01/2034	3,217	3,339
Northrop Grumman
3.250%, 01/15/2028	1,950	2,091
Otis Worldwide
2.565%, 02/15/2030	1,425	1,434
Park-Ohio Industries
6.625%, 04/15/2027	1,090	1,101
RR Donnelley & Sons
8.250%, 07/01/2027	584	689

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sensata Technologies
4.000%, 04/15/2029 (A)		$380	$387
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)		840	949
Stanley Black & Decker
4.250%, 11/15/2028		650	745
Swire Pacific Financing MTN
4.500%, 10/09/2023		200	217
Titan Acquisition
7.750%, 04/15/2026 (A)		1,465	1,523
TransDigm
8.000%, 12/15/2025 (A)		170	185
7.500%, 03/15/2027		260	277
6.500%, 05/15/2025		390	397
6.250%, 03/15/2026 (A)		800	848
5.500%, 11/15/2027		960	992
4.625%, 01/15/2029 (A)		505	497
TriMas
4.125%, 04/15/2029 (A)		1,430	1,430
Uber Technologies
6.250%, 01/15/2028 (A)		835	903
United Airlines, Pass Through Trust , Ser 2020-1, Class B
4.875%, 01/15/2026		80	83
WESCO Distribution
7.250%, 06/15/2028 (A)		678	759
Wolverine Escrow
9.000%, 11/15/2026 (A)		105	105
8.500%, 11/15/2024 (A)		1,370	1,367
XPO CNW
6.700%, 05/01/2034		650	768

			66,418

Information Technology — 3.2%
Arches Buyer
6.125%, 12/01/2028 (A)		364	375
Austin BidCo
7.125%, 12/15/2028 (A)		275	280
Banff Merger Sub
9.750%, 09/01/2026 (A)		200	213
Blast Motion
7.000%, 01/15/2024 (A)(G)		520	519
Broadcom
3.500%, 01/15/2028		53	56
3.500%, 02/15/2041 (A)		525	500
3.469%, 04/15/2034		4,325	4,351
3.419%, 04/15/2033		1,150	1,171
Brunello Bidco
3.500%, 02/15/2028 (A)	EUR	550	644
Castle US Holding
9.500%, 02/15/2028 (A)		$839	856

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
8.250%, 03/01/2027 (A)		$710	$760
7.125%, 07/01/2028 (A)		885	940
Dell International
6.020%, 06/15/2026 (A)		1,600	1,893
5.450%, 06/15/2023 (A)		525	574
Endure Digital
6.000%, 02/15/2029 (A)		2,819	2,752
Global Payments
3.200%, 08/15/2029		225	237
2.650%, 02/15/2025		400	420
Hewlett Packard Enterprise
4.900%, 10/15/2025		1,865	2,126
Lam Research
1.900%, 06/15/2030		300	290
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		660	795
NCR
5.125%, 04/15/2029 (A)		2,824	2,856
NXP BV
3.400%, 05/01/2030 (A)		225	237
Open Text Holdings
4.125%, 02/15/2030 (A)		3	3
Prosus
4.850%, 07/06/2027 (A)		740	828
3.680%, 01/21/2030 (A)		250	258
Prosus MTN
4.027%, 08/03/2050 (A)		560	508
Saga
3.375%, 05/12/2024	GBP	610	793
Seagate HDD Cayman
3.125%, 07/15/2029 (A)		$1,769	1,708
Shift4 Payments
4.625%, 11/01/2026 (A)		490	510
Sunny Express Enterprises
3.350% (D)(E)		200	203
Switch
3.750%, 09/15/2028 (A)		450	443
TTM Technologies
4.000%, 03/01/2029 (A)		349	344
ZoomInfo Technologies
3.875%, 02/01/2029 (A)		630	616

			29,059

Materials — 3.0%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	597
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)		2,008	2,003
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,370

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	205

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berry Global
5.625%, 07/15/2027 (A)		$550	$581
1.570%, 01/15/2026 (A)		325	320
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		970	997
Cemex
7.375%, 06/05/2027 (A)		1,010	1,144
Cleveland-Cliffs
5.750%, 03/01/2025		550	567
4.875%, 03/01/2031 (A)		715	703
Constellium
3.750%, 04/15/2029 (A)		1,045	999
Element Solutions
3.875%, 09/01/2028 (A)		303	299
First Quantum Minerals
6.875%, 10/15/2027 (A)		1,100	1,180
Freeport-McMoRan
5.450%, 03/15/2043		750	900
Glencore Funding
4.125%, 03/12/2024 (A)		400	433
Hudbay Minerals
6.125%, 04/01/2029 (A)		150	160
4.500%, 04/01/2026 (A)		1,235	1,284
Huntsman International
4.500%, 05/01/2029		375	415
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	205
Ingevity
3.875%, 11/01/2028 (A)		735	713
Kleopatra Finco Sarl
4.250%, 03/01/2026 (A)	EUR	425	499
Kleopatra Holdings 2 SCA
6.500%, 09/01/2026 (A)		375	425
LABL Escrow Issuer
6.750%, 07/15/2026 (A)		$950	1,018
Metinvest BV
7.750%, 04/23/2023 (A)		375	398
Minerals Technologies
5.000%, 07/01/2028 (A)		180	186
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	157
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(C)		960	–
Nouryon Holding BV
8.000%, 10/01/2026 (A)		650	690
Novelis
4.750%, 01/30/2030 (A)		800	824
OCI
5.250%, 11/01/2024 (A)		325	338
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		267	290

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pactiv
8.375%, 04/15/2027		$1,265	$1,455
Rayonier AM Products
7.625%, 01/15/2026 (A)		131	139
Samarco Mineracao
5.750%, 10/24/2023 (C)		200	169
4.125%, 11/01/2022 (C)		200	156
Sasol Financing USA
5.875%, 03/27/2024		1,080	1,145
5.500%, 03/18/2031		440	431
4.375%, 09/18/2026		1,800	1,836
Sealed Air
6.875%, 07/15/2033 (A)		411	506
SRM Escrow Issuer
6.000%, 11/01/2028 (A)		710	744
Suzano Austria GmbH
6.000%, 01/15/2029		530	624
5.750%, 07/14/2026		400	470
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	234
Teck Resources
3.900%, 07/15/2030		$250	261
Vale Overseas
6.250%, 08/10/2026		880	1,047

			28,912

Real Estate — 1.0%
Agree
2.900%, 10/01/2030		175	176
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	395
CyrusOne
1.450%, 01/22/2027	EUR	380	450
Diversified Healthcare Trust
9.750%, 06/15/2025		$470	532
Duke Realty
1.750%, 07/01/2030		300	279
Essex Portfolio
3.000%, 01/15/2030		400	409
Five Point Operating
7.875%, 11/15/2025 (A)		590	617
GEO Group
5.875%, 10/15/2024		770	614
5.125%, 04/01/2023		80	71
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	782
Realogy Group
9.375%, 04/01/2027 (A)		$617	683
7.625%, 06/15/2025 (A)		646	705
5.750%, 01/15/2029 (A)		420	414
Service Properties Trust
5.500%, 12/15/2027		410	433

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spirit Realty
3.200%, 01/15/2027	$600	$626
VEREIT Operating Partnership
4.875%, 06/01/2026	1,000	1,145
2.850%, 12/15/2032	375	363
WP Carey
4.250%, 10/01/2026	700	786

		9,480

Utilities — 1.5%
AES
2.450%, 01/15/2031 (A)	340	325
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	140
American Electric Power
2.300%, 03/01/2030	300	292
AmeriGas Partners
5.875%, 08/20/2026	75	83
Berkshire Hathaway Energy
4.250%, 10/15/2050	350	400
Calpine
3.750%, 03/01/2031 (A)	1,875	1,787
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	237
6.350%, 08/10/2028	500	528
FirstEnergy
2.650%, 03/01/2030	800	760
2.250%, 09/01/2030	885	821
Greenko Investment
4.875%, 08/16/2023 (A)	410	416
NiSource
3.600%, 05/01/2030	50	54
NRG Energy
7.250%, 05/15/2026	1,070	1,113
5.750%, 01/15/2028	40	42
3.625%, 02/15/2031 (A)	543	529
3.375%, 02/15/2029 (A)	204	199
Pike
5.500%, 09/01/2028 (A)	668	680
Sempra Energy
3.400%, 02/01/2028	1,075	1,152
Southern California Edison
4.200%, 03/01/2029	450	500
Suburban Propane Partners
5.500%, 06/01/2024	250	254
Talen Energy Supply
10.500%, 01/15/2026 (A)	540	483
TransAlta
6.500%, 03/15/2040	1,020	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations
3.550%, 07/15/2024 (A)	$1,200	$1,256

		13,197

Total Corporate Obligations (Cost $430,795) ($ Thousands)		443,236

LOAN PARTICIPATIONS — 11.9%
Academy, Ltd., Initial Term Loan, 1st Lien
5.750%, 11/05/2027	898	898
ACProducts, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 08/18/2025	497	507
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 02/15/2027	366	361
ADS Tactical Inc, Term Loan, 1st Lien
0.000%, 03/19/2026 (K)	1,200	1,188
Adtalem Global, Term Loan, 1st Lien
0.000%, 02/12/2028 (H)	870	861
Allen Media, Term Loan, 1st Lien
5.754%, VAR LIBOR+5.500%, 02/10/2027	981	978
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 07/10/2026	1,281	1,276
Alterra Mountain Company, Additional Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 08/01/2026	554	556
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 07/31/2024	554	543
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.195%, VAR LIBOR+3.000%, 04/22/2026 (H)	2	1
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 01/29/2027	363	359
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 01/29/2027	183	181

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	207

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/2024	$339	$337
AmeriLife Holdings LLC, Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 03/18/2027	159	159
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.615%, VAR LIBOR+2.500%, 10/01/2026 (H)	830	825
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/11/2028	1,080	1,067
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
2.861%, 05/15/2026	20	19
Applovin Corporation, Initial Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 08/15/2025	874	872
Arctic Canadian Diamond, Term Loan, 2nd Lien
12.500%, 12/31/2027	700	700
Aristocrat Leisure Limited, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/19/2024	377	378
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 11/03/2024	725	722
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/23/2026 (H)	808	802
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 07/31/2027	510	506
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.453%, VAR LIBOR+4.250%, 02/11/2026	644	645
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 06/02/2025	148	148
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
3.687%, VAR LIBOR+3.500%, 09/30/2024	983	979

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.331%, VAR LIBOR+2.250%, 09/15/2023	$763	$761
BWay Holding Company , Initial Term Loan, 1st Lien
3.443%, VAR LIBOR+3.250%, 04/03/2024	928	907
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 12/23/2024	950	936
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 07/21/2025	577	577
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/12/2027	624	624
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.004%, VAR LIBOR+3.750%, 01/29/2027	367	362
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/03/2027 (H)	1,600	1,628
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	490	489
Cinemark USA, Term Loan, 1st Lien
1.870%, 03/31/2025	159	151
Citadel Securities, LP, Term Loan, 1st Lien
2.615%, 02/02/2028	1,007	996
City Brewing Company, Term Loan, 1st Lien
0.000%, 03/31/2028 (H)	980	975
Clarios Global
3.350%, 04/30/2026	841	832
Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 08/09/2026 (H)	308	307
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
3.004%, VAR LIBOR+2.750%, 09/18/2024	868	814
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/2027	750	748

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Commscope, Inc., Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 04/06/2026	$946	$939
Conservice Midco, LLC, Initial Term Loan, 1st Lien
4.503%, VAR LIBOR+4.250%, 05/13/2027	1,667	1,664
CoreCivic, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/18/2024	354	340
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 11/23/2027	410	407
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.861%, VAR LIBOR+4.750%, 06/26/2026	1,007	997
CWGS Group, LLC, Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 11/08/2023 (H)	687	684
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.115%, VAR LIBOR+7.000%, 02/19/2029	2,190	2,200
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 10/16/2026	1,139	1,135
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	248	248
Deerfield, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 04/10/2028	840	852
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/01/2027	580	579
Douglas Dynamics L.L.C., 2020 Term B Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/08/2026	98	97
Edelman Financials, Term Loan, 1st Lien
0.000%, 03/15/2028 (H)	2,005	1,992
Empire Today, Term Loan, 1st Lien
0.000%, 03/24/2028 (H)	660	657
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (H)	748	740
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/10/2028	525	519

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.609%, VAR LIBOR+2.500%, 11/18/2024	$351	$343
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.000%, 03/08/2024	248	248
EyeCare Partners, LLC, Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 02/18/2027	763	755
EyeCare Partners, Term Loan, 1st Lien Cov-Lite
8.365%, VAR LIBOR+8.250%, 02/18/2028	550	527
First Brand Group, Term Loan, 2nd Lien
9.500%, 03/30/2028 (H)	1,350	1,337
First Brands Group, LLC, 2021 Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 03/30/2027 (H)	860	859
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.115%, VAR LIBOR+2.000%, 07/03/2024	1,812	1,791
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 01/31/2028	174	172
Foundation Building Materials, Term Loan, 1st Lien
3.750%, 01/31/2028	101	100
Froneri International Limited, Facility B1, Term Loan, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/2027	330	383
2.365%, VAR LIBOR+2.250%, 01/29/2027	139	137
Gannett Holdings LLC, Term Loan, 1st Lien
7.750%, 02/09/2026	912	918
Garda World Security Corp
4.360%, 10/30/2026	679	679
Garrett LX S.a.r.l., Term Loan, 1st Lien
0.000%, 03/05/2028 (H)	1,200	1,191
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.254%, VAR LIBOR+2.000%, 12/30/2026	484	482
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR+4.500%, 02/19/2026	556	550

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	209

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025	$135	$135
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	1,190	1,185
Global Tel*Link Corporation, Term Loan, 1st Lien
5.118%, VAR LIBOR+4.250%, 11/29/2026	110	84
4.365%, VAR LIBOR+0.040%, 11/29/2025	579	543
Globallogic Holdings Inc., 2020 Incremental Term B-2 Loan
4.500%, VAR LIBOR+3.750%, 09/14/2027	945	943
Globaltranz Enterprises, Inc., Initial Term Loan, 1st Lien
5.118%, VAR LIBOR+5.000%, 05/15/2026	523	499
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/2026	1,325	1,345
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/04/2027	578	574
Great Outdoors Group, LLC, Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 03/06/2028	1,057	1,058
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.081%, VAR LIBOR+2.000%, 11/15/2027	464	459
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 1st Lien
4.000%, VAR LIBOR+3.000%, 10/19/2027	588	587
Hillman Group, Term Loan, 1st Lien
0.000%, 02/24/2028 (H)	375	373
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.859%, VAR LIBOR+1.750%, 06/22/2026	410	406
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024	928	909
Hudson River, Term Loan, 1st Lien
0.141%, 03/20/2028	910	901

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/02/2028	$725	$719
Idera, Term Loan, 2nd Lien
7.500%, 03/02/2029	175	174
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 05/01/2026	302	298
IHeartcommunications, Inc., Term Loan
4.750%, 05/01/2026	318	318
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/2026	350	349
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	119	118
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 01/26/2028	745	736
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/17/2024	886	905
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 03/24/2025	152	150
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 11/02/2027	359	359
Maravai Intermediate Holdings, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 10/19/2027	137	138
McAfee, LLC, Term B USD Loan
3.865%, VAR LIBOR+3.750%, 09/30/2024	262	262
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/01/2027	1,125	1,123
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027 (H)	1,995	1,985

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	$740	$786
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.358%, VAR LIBOR+3.250%, 05/14/2026	359	354
Mitchell International, Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	622	622
Mitchell International, Inc., Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 11/29/2024	977	961
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023 (H)	710	706
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.620%, VAR LIBOR+3.500%, 11/06/2024	534	534
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027	919	918
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 09/18/2026	804	798
Nielsen Finance LLC, Dollar Term B-5 Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/04/2025	78	78
Option Care Health, Inc., Term B Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 08/06/2026	1,407	1,400
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/09/2028	925	914
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 02/05/2023 (H)	236	235
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, 10/19/2027	419	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Parexel International Corporation, Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 09/27/2024 (H)	$331	$327
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (D)	383	380
Peraton Corp, Term Loan, 1st Lien
0.000%, 02/26/2029 (H)	600	609
Peraton Corp., Delayed Draw Term Loan B, 1st Lien
4.500%, 02/01/2028 (H)	606	605
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	344	344
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/03/2028 (H)	1,240	1,234
PetSmart LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 02/11/2028	660	659
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.361%, VAR LIBOR+3.250%, 03/05/2026	707	699
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/2027	319	319
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 11/18/2027	671	665
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 09/23/2026	397	395
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, 1st Lien
4.150%, VAR LIBOR+4.000%, 04/26/2024	236	236
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 02/15/2028 (H)	1,060	1,050
Radiology Partners Inc., Term Loan, 1st Lien
5.295%, 07/09/2025	295	293
Radiology Partners, Inc., Term B Loan
4.357%, 07/09/2025	345	342

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	211

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Radnet Management, Inc., Term B-1 Loan, 1st Lien
6.000%, VAR LIBOR+3.750%, 06/30/2023	$13	$13
4.750%, VAR LIBOR+3.750%, 06/30/2023	822	822
Realogy Group LLC (fka Realogy Corporation), Extended 2025 Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 02/08/2025	85	84
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 09/01/2027	1,501	1,505
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 11/16/2025	1,030	1,027
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 02/04/2027	203	202
Royal Carribbean Cruises, Term Loan, 1st Lien
0.000%, 04/05/2022 (H)	360	338
Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 09/01/2027	537	536
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 08/14/2024	745	730
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 09/03/2026	347	348
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/31/2025	857	845
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027	780	818
Sorenson, Term Loan, 1st Lien
6.25%, 03/17/2026	350	350
Sotera Health Holdings LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026	890	887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.676%, VAR LIBOR+3.500%, 03/05/2027	$466	$461
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 02/01/2026	506	501
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 12/22/2027	480	480
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.609%, VAR LIBOR+3.500%, 12/17/2026	928	919
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	679	663
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+8.000%, 02/28/2025	453	461
Triton Water Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 03/31/2028 (H)	790	786
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
9.250%, VAR LIBOR+8.500%, 11/02/2028	200	206
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027	418	422
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.125%, VAR LIBOR+5.000%, 06/26/2026	1,801	1,789
UFC Holdings, Term Loan, 1st Lien
3.750%, 04/29/2026	666	663
UKG Inc., 2021 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 05/04/2026	100	99
UKG Inc., Initial Term Loan (2020), 2nd Lien
7.500%, VAR LIBOR+6.750%, 05/03/2027	25	26
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 05/04/2026	580	579

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Univision Communications Inc., 2020 Replacement First-Lien Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 03/15/2026	$711	$710
US Foods, Inc., Term Loan
4.365%, 09/13/2026	675	660
Verscend Holding Corp., Term B Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 08/27/2025 (H)	217	216
VFH Parent LLC, Initial Term Loan, 1st Lien
3.110%, VAR LIBOR+3.000%, 03/01/2026 (H)	253	252
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.861%, VAR LIBOR+1.750%, 12/20/2024	440	435
Virgin Media Bristol LLC, N Facility, 1st Lien
2.511%, VAR LIBOR+2.500%, 01/31/2028 (H)	935	926
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
0.000%, 01/31/2029 (H)	590	589
Virgin Pulse, Inc, Term Loan, 1st Lien
0.000%, 03/30/2028 (H)	950	943
Virtusa Corporation, Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 02/11/2028 (H)	1,685	1,686
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.856%, VAR LIBOR+2.750%, 07/31/2026	163	161
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 03/24/2028 (H)	350	349
WP CityMD Bidco LLC, First Amendment Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 08/13/2026 (H)	760	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/2025	$854	$829

Total Loan Participations (Cost $110,387) ($ Thousands)		111,088

	Shares

COMMON STOCK — 11.4%

Communication Services — 1.2%
Activision Blizzard Inc	2,465	229
Alphabet Inc, Cl A *	947	1,953
Alphabet Inc, Cl C *	908	1,878
AT&T Inc	22,493	681
Charter Communications Inc, Cl A *	446	275
Comcast Corp, Cl A	14,429	781
Discovery Inc, Cl A *	459	20
Discovery Inc, Cl C *	914	34
DISH Network Corp, Cl A *	751	27
Electronic Arts Inc	881	119
Facebook Inc, Cl A *	7,578	2,232
Fox Corp	1,418	51
Interpublic Group of Cos Inc/The	1,182	34
Live Nation Entertainment Inc *	457	39
Lumen Technologies Inc	3,203	43
Netflix Inc *	1,397	729
News Corp, Cl A	1,127	29
News Corp, Cl B	450	11
Omnicom Group Inc	634	47
Take-Two Interactive Software Inc, Cl A *	386	68
T-Mobile US Inc *	1,839	230
Twitter Inc *	2,480	158
Verizon Communications Inc	13,057	759
ViacomCBS Inc, Cl B	1,835	83
Walt Disney Co/The	5,691	1,050

		11,560

Consumer Discretionary — 1.4%
Advance Auto Parts Inc	206	38
Amazon.com Inc, Cl A *	1,345	4,161
Aptiv PLC *	852	117
AutoZone Inc *	68	95
Best Buy Co Inc	697	80
Booking Holdings Inc *	129	301
BorgWarner Inc	797	37
Caesars Entertainment Inc *	630	55
CarMax Inc *	497	66
Carnival Corp *	2,537	67

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	213

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cengage Learning Holdings II Inc *	5,114	$72
Chipotle Mexican Grill Inc, Cl A *	91	129
Darden Restaurants Inc	431	61
Dollar General Corp	764	155
Dollar Tree Inc *	730	84
Domino’s Pizza Inc	115	42
DR Horton Inc	1,023	91
eBay Inc	2,003	123
Etsy Inc *	401	81
Expedia Group Inc	437	75
Ford Motor Co *	12,028	147
Gap Inc/The	525	16
Garmin Ltd	486	64
General Motors Co	4,009	230
Genuine Parts Co	487	56
Hanesbrands Inc	1,017	20
Hasbro Inc	409	39
Hilton Worldwide Holdings Inc *	899	109
Home Depot Inc/The	3,388	1,034
L Brands Inc *	718	44
Las Vegas Sands Corp	999	61
Leggett & Platt Inc	350	16
Lennar Corp, Cl A	843	85
LKQ Corp *	960	41
Lowe’s Cos Inc	2,299	437
Marriott International Inc/MD, Cl A	821	122
McDonald’s Corp	2,348	526
MGM Resorts International	1,343	51
Mohawk Industries Inc *	176	34
Newell Brands Inc, Cl B	1,194	32
NIKE Inc, Cl B	4,031	536
Norwegian Cruise Line Holdings Ltd *	900	25
NVR Inc *	11	52
O’Reilly Automotive Inc *	227	115
Penn National Gaming Inc *	446	47
Pool Corp	130	45
PulteGroup Inc	777	41
PVH Corp	198	21
Ralph Lauren Corp, Cl A	119	15
Ross Stores Inc	1,110	133
Royal Caribbean Cruises Ltd	663	57
Starbucks Corp	3,693	403
Tapestry Inc *	857	35
Target Corp, Cl A	1,559	309
Tesla Inc *	2,410	1,610
TJX Cos Inc/The	3,831	253
Tractor Supply Co	380	67
Ulta Beauty Inc *	187	58
Under Armour Inc, Cl A *	727	16
Under Armour Inc, Cl C *	448	8
VF Corp	1,022	82
Whirlpool Corp	199	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wynn Resorts Ltd	304	$38
Yum! Brands Inc	970	105

		13,209

Consumer Staples — 0.7%
Altria Group Inc	5,784	296
Archer-Daniels-Midland Co	1,739	99
Brown-Forman Corp, Cl B	612	42
Campbell Soup Co	549	28
Church & Dwight Co Inc	740	65
Clorox Co/The	382	74
Coca-Cola Co/The	12,228	645
Colgate-Palmolive Co	2,667	210
Conagra Brands Inc	1,486	56
Constellation Brands Inc, Cl A	521	119
Costco Wholesale Corp	1,390	490
Estee Lauder Cos Inc/The, Cl A	712	207
General Mills Inc	1,918	118
Hershey Co/The	455	72
Hormel Foods Corp	946	45
J M Smucker Co/The	322	41
Kellogg Co	845	53
Kimberly-Clark Corp	1,074	149
Kraft Heinz Co/The	1,961	78
Kroger Co/The	2,327	84
Lamb Weston Holdings Inc	468	36
McCormick & Co Inc/MD	753	67
Molson Coors Beverage Co, Cl B	580	30
Mondelez International Inc, Cl A	4,452	261
Monster Beverage Corp *	1,136	103
PepsiCo Inc	4,349	615
Philip Morris International Inc	4,899	435
Procter & Gamble Co/The	7,750	1,050
Sysco Corp, Cl A	1,577	124
Tyson Foods Inc, Cl A	891	66
Walgreens Boots Alliance Inc	2,212	121
Walmart Inc	4,369	593

		6,472

Energy — 0.3%
APA	1,082	19
Baker Hughes Co, Cl A	2,074	45
Cabot Oil & Gas Corp	1,207	23
Chevron Corp	6,073	636
ConocoPhillips	4,232	224
Devon Energy Corp	1,630	36
Diamondback Energy Inc, Cl A	524	39
EOG Resources Inc	1,832	133
Exxon Mobil Corp	13,357	746
Halliburton Co	2,863	61
Hess Corp	829	59
HollyFrontier Corp	389	14
Kinder Morgan Inc	6,072	101

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	2,288	$24
Marathon Petroleum Corp	2,038	109
NOV Inc	1,125	15
Oasis Petroleum Inc	1	—
Occidental Petroleum Corp	2,659	71
ONEOK Inc	1,442	73
Phillips 66	1,421	116
Pioneer Natural Resources Co	637	101
Schlumberger NV, Cl A	4,376	119
Titan Energy LLC *	12,743	1
Valero Energy Corp	1,268	91
Williams Cos Inc/The	3,779	90

		2,946

Financials — 1.3%
Aflac Inc	2,042	105
Allstate Corp/The	951	109
American Express Co	2,060	291
American International Group Inc	2,805	130
Ameriprise Financial Inc	359	83
Aon PLC, Cl A	702	162
Arthur J Gallagher & Co	584	73
Aspect *(G)	57	—
Assurant Inc	187	27
Bank of America Corp	23,903	925
Bank of New York Mellon Corp/The	2,507	119
Berkshire Hathaway Inc, Cl B *	5,984	1,529
BlackRock Inc	442	333
Capital One Financial Corp	1,450	184
Cboe Global Markets Inc	350	35
Charles Schwab Corp/The	4,728	308
Chubb Ltd	1,432	226
Cincinnati Financial Corp	441	45
Citigroup Inc	6,553	477
Citizens Financial Group Inc	1,434	63
CME Group Inc	1,130	231
Comerica Inc	388	28
Discover Financial Services	1,003	95
Everest Re Group Ltd	125	31
Fifth Third Bancorp	2,166	81
First Republic Bank/CA	578	96
Franklin Resources Inc	832	25
Globe Life Inc	309	30
Goldman Sachs Group Inc/The	1,079	353
Hartford Financial Services Group Inc/The	1,086	73
Huntington Bancshares Inc/OH	3,178	50
Intercontinental Exchange Inc	1,784	199
Invesco Ltd	1,059	27
JPMorgan Chase & Co	9,575	1,458
KeyCorp	2,907	58
Lincoln National Corp	602	37
Loews Corp	664	34
M&T Bank Corp	414	63

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MarketAxess Holdings Inc	114	$57
Marsh & McLennan Cos Inc	1,610	196
MetLife Inc	2,348	143
Moody’s Corp	510	152
Morgan Stanley	4,752	369
MSCI Inc, Cl A	252	106
Nasdaq Inc, Cl A	388	57
Noble Corp *	7,982	135
Northern Trust Corp	634	67
People’s United Financial Inc	1,164	21
PNC Financial Services Group Inc/The	1,344	236
Principal Financial Group Inc, Cl A	806	48
Progressive Corp/The	1,825	174
Prudential Financial Inc	1,290	118
Raymond James Financial Inc	395	48
Regions Financial Corp	3,209	66
S&P Global Inc	759	268
State Street Corp	1,139	96
SVB Financial Group, Cl B *	169	83
Synchrony Financial	1,640	67
T Rowe Price Group Inc	704	121
Travelers Cos Inc/The	778	117
Truist Financial Corp	4,295	250
Unum Group	549	15
US Bancorp	4,361	241
W R Berkley Corp	448	34
Wells Fargo & Co	13,017	509
Willis Towers Watson PLC	402	92
Zions Bancorp NA	462	25

		12,104

Health Care — 1.5%
Abbott Laboratories	5,587	670
AbbVie Inc	5,565	602
ABIOMED Inc *	142	45
Agilent Technologies Inc	933	119
Alexion Pharmaceuticals Inc *	714	109
Align Technology Inc *	226	122
AmerisourceBergen Corp, Cl A	439	52
Amgen Inc, Cl A	1,817	452
Anthem Inc	767	275
Baxter International Inc	1,572	133
Becton Dickinson and Co	924	225
Biogen Inc *	474	133
Bio-Rad Laboratories Inc, Cl A *	66	38
Boston Scientific Corp *	4,542	176
Bristol-Myers Squibb Co	7,049	445
Cardinal Health Inc	873	53
Catalent Inc *	553	58
Centene Corp *	1,818	116
Cerner Corp	986	71
Cigna Corp	1,110	268
Cooper Cos Inc/The, Cl A	146	56

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	215

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVS Health Corp	4,082	$307
Danaher Corp, Cl A	1,989	448
DaVita Inc *	250	27
DENTSPLY SIRONA Inc	691	44
Dexcom Inc *	296	106
Edwards Lifesciences Corp, Cl A *	1,977	165
Eli Lilly and Co	2,504	468
Gilead Sciences Inc	3,961	256
HCA Healthcare Inc	823	155
Henry Schein Inc *	474	33
Hologic Inc *	848	63
Humana Inc	401	168
IDEXX Laboratories Inc *	265	130
Illumina Inc *	455	175
Incyte Corp *	608	49
Intuitive Surgical Inc *	371	274
IQVIA Holdings Inc *	592	114
Johnson & Johnson	8,247	1,355
Laboratory Corp of America Holdings *	296	75
McKesson Corp	501	98
Medtronic PLC	4,244	501
Merck & Co Inc	7,976	615
Mettler-Toledo International Inc *	76	88
PerkinElmer Inc	365	47
Perrigo Co PLC	414	17
Pfizer Inc	17,585	637
Quest Diagnostics Inc	395	51
Regeneron Pharmaceuticals Inc *	327	155
ResMed Inc	452	88
STERIS PLC	288	55
Stryker Corp	1,031	251
Teleflex Inc	142	59
Thermo Fisher Scientific Inc	1,231	562
UnitedHealth Group Inc	2,976	1,107
Universal Health Services Inc, Cl B	241	32
Varian Medical Systems Inc *	271	48
Vertex Pharmaceuticals Inc *	825	177
Viatris Inc, Cl W *	3,998	56
Waters Corp *	205	58
West Pharmaceutical Services Inc	224	63
Zimmer Biomet Holdings Inc	676	108
Zoetis Inc, Cl A	1,516	239

		13,742

Industrials — 0.9%
3M Co	1,805	348
A O Smith Corp	402	27
Alaska Air Group Inc	341	24
Allegion PLC	270	34
American Airlines Group Inc	1,751	42
AMETEK Inc	710	91
Boeing Co/The *	1,739	443
Carrier Global Corp	2,545	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caterpillar Inc, Cl A	1,701	$394
CH Robinson Worldwide Inc	444	42
Cintas Corp	268	91
Copart Inc *	624	68
CSX Corp	2,424	234
Cummins Inc	457	118
Deere & Co	983	368
Delta Air Lines Inc, Cl A *	1,968	95
Dover Corp	470	64
Eaton Corp PLC	1,240	171
Emerson Electric Co	1,894	171
Equifax Inc	368	67
Expeditors International of Washington Inc	546	59
Fastenal Co, Cl A	1,766	89
FedEx Corp	761	216
Fortive Corp	1,025	72
Fortune Brands Home & Security Inc	451	43
Generac Holdings Inc *	190	62
General Dynamics Corp	717	130
General Electric Co	27,327	359
Honeywell International Inc	2,205	479
Howmet Aerospace Inc	1,110	36
Huntington Ingalls Industries Inc, Cl A	119	25
IDEX Corp	253	53
IHS Markit Ltd	1,169	113
Illinois Tool Works Inc	905	200
Ingersoll Rand Inc *	1,127	55
Jacobs Engineering Group Inc	386	50
JB Hunt Transport Services Inc	276	46
Johnson Controls International PLC	2,278	136
Kansas City Southern	275	73
L3Harris Technologies Inc	640	130
Lockheed Martin Corp	786	290
Masco Corp	787	47
Nielsen Holdings PLC	1,058	27
Norfolk Southern Corp	792	213
Northrop Grumman Corp	490	159
Old Dominion Freight Line Inc, Cl A	290	70
Otis Worldwide Corp	1,256	86
PACCAR Inc	1,116	104
Parker-Hannifin Corp, Cl A	404	127
Pentair PLC	494	31
Quanta Services Inc	421	37
Raytheon Technologies Corp	4,765	368
Republic Services Inc	634	63
Robert Half International Inc	353	28
Rockwell Automation Inc	362	96
Rollins Inc	670	23
Roper Technologies Inc	328	132
Snap-on Inc	172	40
Southwest Airlines Co, Cl A	1,833	112
Stanley Black & Decker Inc	490	98

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teledyne Technologies Inc *	115	$48
Textron Inc	694	39
Trane Technologies PLC	775	128
TransDigm Group Inc *	173	102
Union Pacific Corp	2,107	464
United Airlines Holdings Inc *	980	56
United Parcel Service Inc, Cl B	2,244	381
United Rentals Inc *	231	76
Verisk Analytics Inc, Cl A	527	93
Waste Management Inc	1,227	158
Westinghouse Air Brake Technologies Corp	593	47
WW Grainger Inc	147	59
Xylem Inc/NY	606	64

		9,291

Information Technology — 3.1%
Accenture PLC, Cl A	1,998	552
Adobe Inc *	1,512	719
Advanced Micro Devices Inc *	3,851	302
Akamai Technologies Inc *	483	49
Amphenol Corp, Cl A	1,886	124
Analog Devices Inc	1,148	178
ANSYS Inc *	269	91
Apple Inc	49,599	6,058
Applied Materials Inc	2,860	382
Arista Networks Inc *	178	54
Autodesk Inc, Cl A *	685	190
Automatic Data Processing Inc	1,361	256
Broadcom Inc	1,283	595
Broadridge Financial Solutions Inc	387	59
Cadence Design Systems Inc *	879	120
CDW Corp/DE	430	71
Cisco Systems Inc/Delaware	13,314	688
Citrix Systems Inc	397	56
Cognizant Technology Solutions Corp, Cl A	1,685	132
Corning Inc, Cl B	2,381	104
DXC Technology Co	736	23
Enphase Energy Inc *	400	65
F5 Networks Inc, Cl A *	193	40
Fidelity National Information Services Inc, Cl B	1,960	276
Fiserv Inc, Cl A *	1,828	218
FleetCor Technologies Inc *	267	72
FLIR Systems Inc	380	21
Fortinet Inc *	430	79
Gartner Inc *	297	54
Global Payments Inc	927	187
Hewlett Packard Enterprise Co	4,216	66
HP Inc	3,893	123
Intel Corp	12,779	818
International Business Machines Corp	2,787	371
Intuit Inc	865	331
IPG Photonics Corp *	106	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack Henry & Associates Inc	262	$40
Juniper Networks Inc	1,052	27
Keysight Technologies Inc *	578	83
KLA Corp	481	159
Lam Research Corp	447	266
Leidos Holdings Inc	452	44
Mastercard Inc, Cl A	2,759	982
Maxim Integrated Products Inc	861	79
Microchip Technology Inc	831	129
Micron Technology Inc *	3,559	314
Microsoft Corp	23,704	5,589
Monolithic Power Systems Inc	140	49
Motorola Solutions Inc	551	104
NetApp Inc	712	52
NortonLifeLock Inc	1,684	36
NVIDIA Corp	1,951	1,042
NXP Semiconductors NV	868	175
Oracle Corp, Cl B	5,872	412
Paychex Inc	998	98
Paycom Software Inc *	161	60
PayPal Holdings Inc *	3,685	895
Qlik *(G)	3,600	—
Qlik, Cl A *(G)(I)	56	57
Qlik, Cl B *(G)	13,812	—
Qorvo Inc *	341	62
QUALCOMM Inc	3,566	473
salesforce.com Inc *	2,893	613
Seagate Technology PLC	598	46
ServiceNow Inc *	625	313
Skyworks Solutions Inc	533	98
Synopsys Inc *	482	119
TE Connectivity Ltd	1,070	138
Teradyne Inc	557	68
Texas Instruments Inc	2,898	548
Trimble Inc *	800	62
Tyler Technologies Inc *	128	54
VeriSign Inc *	308	61
Visa Inc, Cl A	5,319	1,126
Western Digital Corp	985	66
Western Union Co/The	1,292	32
Xilinx Inc	747	93
Zebra Technologies Corp, Cl A *	163	79

		28,289

Materials — 0.4%
Air Products and Chemicals Inc	694	195
Albemarle Corp	353	52
Amcor PLC	5,141	60
Avery Dennison Corp	274	50
Ball Corp	1,021	87
Celanese Corp, Cl A	340	51
CF Industries Holdings Inc	667	30
Corteva Inc	2,334	109

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	217

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dow Inc	2,331	$149
DuPont de Nemours Inc	1,688	130
Eastman Chemical Co	442	49
Ecolab Inc	773	165
FMC Corp	429	47
Freeport-McMoRan Inc, Cl B	4,590	151
International Flavors & Fragrances Inc	765	107
International Paper Co	1,201	65
Linde PLC	1,645	461
LyondellBasell Industries NV, Cl A	784	82
Martin Marietta Materials Inc, Cl A	190	64
Mosaic Co/The	1,105	35
Newmont Corp	2,524	152
Nucor Corp	911	73
Packaging Corp of America	308	41
PPG Industries Inc	761	114
Sealed Air Corp	462	21
Sherwin-Williams Co/The, Cl A	249	184
Vulcan Materials Co	400	68
Westrock Co	863	45

		2,837

Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	401	66
American Tower Corp, Cl A ‡	1,413	338
AvalonBay Communities Inc ‡	433	80
Boston Properties Inc ‡	415	42
CBRE Group Inc, Cl A *‡	1,033	82
Crown Castle International Corp ‡	1,348	232
Digital Realty Trust Inc, Cl A ‡	868	122
Duke Realty Corp ‡	1,245	52
Equinix Inc ‡	283	192
Equity Residential ‡	1,059	76
Essex Property Trust Inc ‡	195	53
Extra Space Storage Inc ‡	440	58
Federal Realty Investment Trust ‡	206	21
Healthpeak Properties Inc ‡	1,749	56
Host Hotels & Resorts Inc ‡	2,164	36
Iron Mountain Inc ‡	910	34
Kimco Realty Corp ‡	1,243	23
Mid-America Apartment Communities Inc ‡	387	56
Prologis Inc ‡	2,358	250
Public Storage ‡	465	115
Realty Income Corp ‡	1,187	75
Regency Centers Corp ‡	482	27
SBA Communications Corp, Cl A ‡	335	93
Simon Property Group Inc ‡	1,066	121
UDR Inc ‡	952	42
Ventas Inc ‡	1,217	65
Vornado Realty Trust ‡	469	21
Welltower Inc ‡	1,278	92

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	2,276	$81

		2,601

Utilities — 0.3%
AES Corp/The	2,161	58
Alliant Energy Corp	833	45
Ameren Corp	758	62
American Electric Power Co Inc	1,552	131
American Water Works Co Inc	566	85
Atmos Energy Corp	402	40
CenterPoint Energy Inc	1,750	40
CMS Energy Corp	857	52
Consolidated Edison Inc	1,042	78
Dominion Energy Inc	2,590	197
DTE Energy Co	594	79
Duke Energy Corp	2,458	237
Edison International	1,248	73
Entergy Corp	603	60
Evergy Inc	778	46
Eversource Energy	1,050	91
Exelon Corp	3,164	138
FirstEnergy Corp	1,630	57
NextEra Energy Inc	6,168	466
NiSource Inc	1,208	29
NRG Energy Inc	813	31
Pinnacle West Capital Corp	349	28
PPL Corp	2,347	68
Public Service Enterprise Group Inc	1,624	98
Sempra Energy	906	120
Southern Co/The	3,358	209
WEC Energy Group Inc	980	92
Xcel Energy Inc	1,643	109

		2,819

Total Common Stock (Cost $51,064) ($ Thousands)		105,870

	Face Amount (Thousands)

SOVEREIGN DEBT — 11.3%

Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		$380	428
3.875%, 04/16/2050 (A)		1,630	1,770
Angolan Government International Bond
9.375%, 05/08/2048		200	188
9.125%, 11/26/2049 (A)		1,170	1,086
8.000%, 11/26/2029 (A)		420	394
Argentine Republic Government International Bond
1.000%, 07/09/2029		262	94
0.500%, 07/09/2029	EUR	6	2
0.125%, 07/09/2021		$1,310	452

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125% ,0.500%, 07/09/2021, 07/09/2030 (F)		$3,760	$1,259
0.125%, 07/09/2030	EUR	165	63
0.125%, 07/09/2035		$1,686	503
Armenia Government International Bond
3.950%, 09/26/2029 (A)		290	274
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,343
Bahrain Government International Bond
7.375%, 05/14/2030 (A)		1,610	1,787
Belize Government International Bond
4.938%, 02/20/2034		165	65
Benin Government International Bond
4.875%, 01/19/2032	EUR	1,480	1,653
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$140	152
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2029	BRL	1,400	259
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		2,791	519
CBB International Sukuk Programme SPC
6.250%, 11/14/2024 (A)		$300	329
Colombia Government International Bond
4.125%, 05/15/2051		630	598
3.125%, 04/15/2031		730	714
3.000%, 01/30/2030		200	196
Dominican Republic International Bond
7.450%, 04/30/2044		600	706
6.850%, 01/27/2045		660	729
6.500%, 02/15/2048 (A)		1,270	1,342
6.400%, 06/05/2049 (A)		660	691
6.000%, 07/19/2028 (A)		1,300	1,464
4.500%, 01/30/2030		550	556
Ecuador Government International Bond
0.500%, 07/31/2040 (A)		1,128	487
13.352%, 07/31/2030 (A)(J)		329	132
Ecuador Government International Bond
0.500%, 07/31/2030 (A)		352	205
Egypt Government International Bond
8.875%, 05/29/2050 (A)		710	724
8.700%, 03/01/2049 (A)		520	521
8.500%, 01/31/2047		650	646
7.903%, 02/21/2048 (A)		360	339
7.625%, 05/29/2032 (A)		480	491
7.600%, 03/01/2029 (A)		510	542
6.375%, 04/11/2031 (A)	EUR	330	397
5.625%, 04/16/2030		1,560	1,821
4.750%, 04/11/2025		100	122
4.750%, 04/16/2026		680	824
Ghana Government International Bond
8.125%, 01/18/2026		$500	530
8.125%, 03/26/2032 (A)		950	916

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Guatemala Government Bond
6.125%, 06/01/2050 (A)		$530	$613
5.750%, 06/06/2022		500	523
4.900%, 06/01/2030 (A)		280	307
4.875%, 02/13/2028		790	869
4.500%, 05/03/2026 (A)		770	829
4.375%, 06/05/2027 (A)		790	845
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		860	860
Honduras Government International Bond
7.500%, 03/15/2024		660	716
Indonesia Government International Bond
5.250%, 01/17/2042		1,000	1,195
3.850%, 10/15/2030		200	220
3.500%, 01/11/2028		880	943
2.850%, 02/14/2030		900	916
1.100%, 03/12/2033	EUR	400	455
0.900%, 02/14/2027		180	213
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	96,424,000	6,895
Iraq Government International Bond
5.800%, 01/15/2028		$245	231
Israel Government International Bond
3.375%, 01/15/2050		310	313
2.750%, 07/03/2030		460	481
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	497
6.125%, 06/15/2033		$650	664
5.750%, 12/31/2032		219	219
5.250%, 03/22/2030	EUR	390	473
4.875%, 01/30/2032 (A)		1,660	1,901
Jamaica Government International Bond
7.875%, 07/28/2045		$740	1,003
Kazakhstan Government International
Bond MTN
5.125%, 07/21/2025		720	835
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	268
8.000%, 05/22/2032 (A)		910	965
7.000%, 05/22/2027 (A)		250	265
Lebanon Government International Bond
8.250%, 05/17/2034 (C)		30	3
8.200%, 05/17/2033 (C)		40	5
7.150%, 11/20/2031 (C)		40	5
7.050%, 11/02/2035 (C)		100	11
7.000%, 03/20/2028 (C)		40	5
6.850%, 03/23/2027 (C)		100	11
6.850%, 05/25/2029 (C)		721	83
6.750%, 11/29/2027 (C)		410	47
6.650%, 04/22/2024 (C)		170	20
6.650%, 11/03/2028 (C)		80	9
6.650%, 02/26/2030 (C)		832	95

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	219

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.600%, 11/27/2026 (C)	$	30	$	4
6.200%, 02/26/2025 (C)		860		98
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520		522
6.500%, 06/09/2022		5,740		286
Mexico Government International Bond
4.750%, 03/08/2044	$	440		462
3.771%, 05/24/2061		520		458
3.600%, 01/30/2025		1,000		1,087
2.659%, 05/24/2031		360		339
Mongolia Government International Bond
5.625%, 05/01/2023		200		209
Morocco Government International Bond
3.000%, 12/15/2032 (A)		730		684
1.500%, 11/27/2031 (A)	EUR	290		320
Mozambique International Bond
5.000%, 09/15/2023	$	220		181
Nigeria Government International Bond
8.747%, 01/21/2031		1,720		1,890
7.696%, 02/23/2038 (A)		690		676
Oman Government International Bond
6.750%, 01/17/2048		200		191
6.250%, 01/25/2031 (A)		1,600		1,672
Pakistan Government International Bond
8.250%, 09/30/2025		370		409
6.875%, 12/05/2027		200		209
Panama Government International Bond
4.500%, 04/01/2056		300		327
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		290		298
Paraguay Government International Bond
6.100%, 08/11/2044		700		840
5.600%, 03/13/2048 (A)		560		636
5.400%, 03/30/2050 (A)		320		360
5.000%, 04/15/2026 (A)		440		497
4.700%, 03/27/2027 (A)		570		636
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530		596
4.450%, 02/20/2029 (A)		330		372
Peruvian Government International Bond
2.783%, 01/23/2031		480		480
Provincia de Buenos Aires
10.875%, 01/26/2021 (C)		63		26
9.950%, 06/09/2021 (A)		3,100		1,170
9.125%, 03/16/2024 (A)		550		209
7.875%, 06/15/2027 (A)		400		152
6.500%, 02/15/2023 (A)		2,240		823
Provincia de Cordoba
3.000%, 06/01/2027 (A)		526		308
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,690		2,136

Description		Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.817%, 03/14/2049 (A)	$	1,130	$	1,383
4.625%, 06/02/2046		280		331
4.400%, 04/16/2050 (A)		450		522
3.750%, 04/16/2030 (A)		200		223
Republic of Armenia International Bond
3.600%, 02/02/2031 (A)		1,300		1,189
Republic of Belarus International Bond
6.875%, 02/28/2023		260		265
6.200%, 02/28/2030		200		185
Republic of Uzbekistan Bond MTN
3.700%, 11/25/2030 (A)		660		641
Romanian Government International Bond
5.125%, 06/15/2048 (A)		200		226
3.375%, 01/28/2050	EUR	230		282
2.875%, 05/26/2028		650		843
2.875%, 03/11/2029		1,490		1,933
2.124%, 07/16/2031 (A)		250		300
2.000%, 12/08/2026 (A)		590		739
2.000%, 01/28/2032 (A)		110		130
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	434,240		5,821
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047	$	200		237
5.100%, 03/28/2035 (A)		200		230
4.375%, 03/21/2029 (A)		800		874
Saudi Government International Bond MTN
4.500%, 04/22/2060 (A)		1,070		1,194
3.750%, 01/21/2055 (A)		220		215
3.250%, 10/22/2030 (A)		430		453
Senegal Government International Bond
4.750%, 03/13/2028 (A)	EUR	740		883
Serbia International Bond
1.500%, 06/26/2029 (A)		500		588
South Africa Government International Bond
5.650%, 09/27/2047	$	950		873
4.850%, 09/27/2027		890		918
4.300%, 10/12/2028		200		197
Sri Lanka Government International Bond
7.550%, 03/28/2030 (A)		910		554
6.850%, 03/14/2024 (A)		200		127
6.850%, 11/03/2025		570		355
6.825%, 07/18/2026 (A)		250		152
6.750%, 04/18/2028 (A)		660		401
6.200%, 05/11/2027 (A)		380		231
Third Pakistan International Sukuk
5.625%, 12/05/2022		630		646
Turkey Government International Bond
7.625%, 04/26/2029		560		575
7.375%, 02/05/2025		30		31
6.875%, 03/17/2036		60		57
6.000%, 01/14/2041		1,980		1,672

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.200%, 02/16/2026	EUR	260	$306
4.250%, 03/13/2025	$	410	381
4.250%, 04/14/2026		530	481
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		640	745
8.994%, 02/01/2024		670	743
7.750%, 09/01/2022		450	474
7.750%, 09/01/2023		910	981
7.750%, 09/01/2024		230	248
7.750%, 09/01/2027		250	267
7.375%, 09/25/2032 (A)		200	201
7.253%, 03/15/2033 (A)		420	418
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)		340	358
Zambia Government International Bond
5.375%, 09/20/2022		760	422

Total Sovereign Debt (Cost $109,095) ($ Thousands)			105,185

MORTGAGE-BACKED SECURITIES — 7.1%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC REMIC CMO, Ser 2014-4320, Cl SD, IO
5.994%, 07/15/2039		385	71
FHLMC REMIC CMO, Ser 2019-4905, Cl SA, IO
5.991%, 08/25/2049		758	141
FHLMC REMIC CMO, Ser 2019-4936, Cl PS, IO
5.891%, 12/25/2049		238	36
FHLMC REMIC CMO, Ser 2019-4936, Cl ES, IO
5.891%, 12/25/2049		228	37
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050		6,001	921
FHLMC REMIC CMO, Ser 2020-4991, Cl IE, IO
5.000%, 07/25/2050		3,286	386
FHLMC REMIC CMO, Ser 2020-4998, Cl GI, IO
4.000%, 08/25/2050		3,042	470
FHLMC REMIC CMO, Ser 2020-5009, Cl DI, IO
2.000%, 09/25/2050		1,764	210
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050		1,034	170

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	$	715	$116
FHLMC Stacr Remic Trust, Ser 2017-HRP1, Cl B1
4.709%, VAR ICE LIBOR USD 1 Month+4.600%,12/25/2042		330	332
FHLMC Stacr Remic Trust, Ser 2020-DNA1, Cl B1
2.409%, VAR ICE LIBOR USD 1 Month+2.300%,01/25/2050 (A)		370	362
FHLMC Stacr Remic Trust, Ser 2020-DNA3, Cl B1
5.209%, VAR ICE LIBOR USD 1 Month+5.100%,06/25/2050 (A)		1,620	1,671
FNMA REMIC CMO, Ser 2012-115, Cl DS, IO
5.991%, 10/25/2042		435	90
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
5.491%, 05/25/2045		593	92
FNMA REMIC CMO, Ser 2015-34, Cl LS, IO
5.991%, 06/25/2045		925	182
FNMA REMIC CMO, Ser 2016-69, Cl BS, IO
5.991%, 10/25/2046		870	146
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
6.041%, 01/25/2048		1,835	334
FNMA REMIC CMO, Ser 2017-69, Cl SG, IO
6.041%, 09/25/2047		1,888	430
FNMA REMIC CMO, Ser 2017-86, Cl SB, IO
6.041%, 11/25/2047		1,663	354
FNMA REMIC CMO, Ser 2019-81, Cl SD, IO
5.891%, 01/25/2050		389	60
FNMA REMIC CMO, Ser 2020-45, Cl EI, IO
5.000%, 07/25/2050		498	75
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050		960	157
FNMA REMIC CMO, Ser 2020-60, Cl KI, IO
2.000%, 09/25/2050		2,097	246
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048		1,661	309
FNMA, Ser FN BL5547
2.680%, 01/01/2035		100	103
FNMA, Ser FN BM6224
2.790%, 01/01/2035 (D)		348	362
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
6.494%, VAR ICE LIBOR USD 1 Month+6.600%,01/16/2040		1,859	385
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
5.939%, 08/20/2043		186	40
GNMA REMIC CMO, Ser 2014-117, Cl SJ, IO
5.489% 08/20/2044		522	95
GNMA REMIC CMO, Ser 2014-158, Cl SA, IO
5.494%, 10/16/2044		245	38

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	221

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2015-110, Cl MS, IO
5.599%, 08/20/2045	$	284	$51
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045		2,425	275
GNMA REMIC CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045		936	96
GNMA REMIC CMO, Ser 2015-57, Cl AS, IO
5.489%, 04/20/2045		2,046	342
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045		1,388	150
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045		662	65
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
5.549%, 07/20/2047		1,409	251
GNMA REMIC CMO, Ser 2018-105, Cl SC, IO
6.089%, 08/20/2048		359	58
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
6.089%, 09/20/2048		614	115
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
6.089%, 09/20/2048		899	176
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
6.089%, 09/20/2048		2,524	505
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
6.039%, 10/20/2048		857	154
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
6.039%, 10/20/2048		607	97
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
6.089% 05/20/2048		2,864	470
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
5.589%, 01/20/2048		1,693	334
GNMA REMIC CMO, Ser 2018-72, Cl IB, IO
4.000%, 04/20/2046		614	97
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
5.939%, 01/20/2049		468	68
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
5.989%, 09/20/2049		1,304	186
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
5.989%, 09/20/2049		1,309	211
GNMA REMIC CMO, Ser 2019-128, Cl IO, IO
4.000%, 10/20/2049		1,038	143
GNMA REMIC CMO, Ser 2019-129, Cl AI, IO
3.500%, 10/20/2049		3,216	449
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049		5,101	531
GNMA REMIC CMO, Ser 2019-151, Cl IA, IO
3.500%, 12/20/2049		2,058	297
GNMA REMIC CMO, Ser 2019-4, Cl SJ, IO
5.939%, 01/20/2049		933	137
GNMA REMIC CMO, Ser 2019-52, Cl SK, IO
5.939%, 04/20/2049		1,215	166
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
5.939%, 01/20/2049		346	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-69, Cl S, IO
3.159%, 06/20/2049	$432	$31
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
5.989%, 06/20/2049	318	47
GNMA REMIC CMO, Ser 2019-98, Cl SC, IO
5.939%, 08/20/2049	974	165
GNMA REMIC CMO, Ser 2020-61, Cl SF, IO
6.329%, 07/20/2043	2,424	455
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	2,553	357

		14,956

Non-Agency Mortgage-Backed Obligations – 5.5%
Alternative Loan Trust, Ser 2005-81, Cl A1
0.669%, VAR ICE LIBOR USD 1 Month+0.560%, 02/25/2037	615	512
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%,11/15/2052	870	917
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.046%, 05/15/2052 (D)	10,908	712
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.256%, VAR ICE LIBOR USD 1 Month+2.150%, 04/15/2034 (A)	1,970	1,933
BX Trust, Ser 2018-GWMZ, Cl MC
5.594%, VAR ICE LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	1,005
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%,10/10/2052 (A)	938	968
CGMS Commercial Mortgage Trust,
Ser 2017-MDRA, Cl C
3.752%, 07/10/2030 (A)(D)	1,620	1,600
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
4.459%, VAR ICE LIBOR USD 1 Month+4.350%, 04/25/2031 (A)	460	467
Credit Suisse Mortgage Trust, Ser 2019-RIO, Cl B
8.000%,12/15/2021	1,440	1,357
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	264
CSMC Trust, Ser 2017-RPL1, Cl M2
3.035%, 07/25/2057 (A)(D)	1,190	1,025
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041 (A)	950	972
CSWF, Ser 2018-TOP, Cl D
1.906%, VAR ICE LIBOR USD 1 Month+1.800%, 08/15/2035 (A)	1,072	1,070

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
3.659%, VAR ICE LIBOR USD 1 Month+3.550%, 07/25/2030	$570	$574
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.259%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	594	591
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
2.259%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,426
GMACM Mortgage Loan Trust, Ser 2005-AF2, Cl A1
6.000%, 12/25/2035	1,168	1,111
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
2.506%, VAR ICE LIBOR USD 1 Month+2.400%, 07/15/2032 (A)	1,000	998
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl C
5.731%, 09/15/2031	1,970	562
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
1.206%, VAR ICE LIBOR USD 1 Month+1.100%, 12/15/2036 (A)	1,830	1,829
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
0.350%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	2,095	1,932
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.754%, VAR ICE LIBOR USD 1 Month+0.430%, 05/25/2035	1,113	1,122
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl C
3.906%, VAR ICE LIBOR USD 1 Month+3.800%, 07/15/2034 (A)	1,697	1,566
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl XCP, IO
2.052%, 07/15/2034 (A)(D)	2,368	14
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NNN, Cl FFL
2.606%, VAR ICE LIBOR USD 1 Month+2.500%, 01/16/2037 (A)	1,584	1,573
JPMorgan Chase Commercial Mortgage Securities Trust, Ser WPT, Cl FFL
3.003%, VAR ICE LIBOR USD 1 Month+2.900%, 07/05/2033 (A)	1,790	1,724
JPMorgan Chase Commercial Mortgage Securities, Ser 2019-BKWD, Cl E
2.706%, VAR ICE LIBOR USD 1 Month+2.600%, 09/15/2029 (A)	1,730	1,713

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066 (A)	$660	$660
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
1.549%, 06/26/2036 (A)	299	275
Motel 6 Trust, Ser 2017-MTL6, Cl F
4.356%, VAR ICE LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,204	1,206
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
3.511%, VAR ICE LIBOR USD 1 Month+2.011%, 04/18/2024 (A)	870	858
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.572%, 05/25/2033 (D)	793	538
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.805%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	447	446
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (A)	525	526
Radnor, Ser 2020-1, Cl M1C
1.859%, VAR ICE LIBOR USD 1 Month+1.750%, 02/25/2030 (A)	1,830	1,779
RALI Series Trust, Ser 2006-QO2, Cl A2
0.649%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2046	1,420	452
RALI Series Trust, Ser 2007-QO2, Cl A1
0.259%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	959	504
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057 (D)	1,720	1,773
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(D)	1,125	1,172
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059 (A)(D)	1,720	1,784
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059 (A)(D)	2,230	2,317
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059 (A)(D)	830	844
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060 (A)(D)	640	656
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036 (A)(D)	885	846

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	223

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Tharaldson Hotel Portfolio Trust, Ser THL, Cl F
4.226%, VAR ICE LIBOR USD 1 Month+4.102%,11/11/2034 (A)	$	583	$	525
Tharaldson Hotel Portfolio Trust, Ser THL, Cl E
3.453%, VAR ICE LIBOR USD 1 Month+3.330%, 11/11/2034 (A)		1,742		1,686
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
2.526%,12/25/2036 (D)		810		772
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.804%,04/25/2036 (D)		659		626

				50,782

Total Mortgage-Backed Securities (Cost $64,629) ($ Thousands)				65,738

ASSET-BACKED SECURITIES — 4.0%

Automotive — 0.5%
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026 (A)		820		850
Hertz Vehicle Financing II, Ser 2015-3A, Cl C
4.440%, 09/25/2021 (A)		350		345
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)		3,000		2,951
Hertz Vehicle Financing II, Ser 2018-1A, Cl D
5.860%, 02/25/2024 (A)		530		523

				4,669

Industrials – 0.1%
United Airlines Pass-Through Trust,
Ser 2015-1, Cl A
3.700%, 12/01/2022		240		243

Mortgage Related Securities – 0.3%
ACE Securities Home Equity Loan Trust,
Ser 2004 – HE3, Cl M1
1.039%, VAR ICE LIBOR USD 1
Month+0.930%, 11/25/2034		540		540
Asset Backed Securities Home Equity Loan
Trust, Ser 2007 – HE1, Cl A4
0.249%, VAR ICE LIBOR USD 1
Month+0.140%, 12/25/2036		1,515		1,478

Description		Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005-3, Cl M4
1.039%, VAR ICE LIBOR USD 1
Month+0.930%, 08/25/2035	$	970	$	894

				2,912

Other Asset-Backed Securities – 3.1%
522 Funding CLO, Ser 2019-5A, Cl E
7.581%, VAR ICE LIBOR USD 3
Month+7.340%, 01/15/2033 (A)		250		249
Apidos CLO XXII, Ser 2020-22A, Cl DR
6.974%, VAR ICE LIBOR USD 3
Month+6.750%, 04/20/2031 (A)		680		670
Avery Point VI CLO, Ser 2018-6A, Cl DR
3.145%, VAR ICE LIBOR USD 3
Month+2.950%, 08/05/2027 (A)		610		602
Bain Capital Credit CLO, Ser 2021-1A, Cl D
5.095%, VAR ICE LIBOR USD 3
Month+2.910%, 04/18/2034 (A)		450		446
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
3.824%, VAR ICE LIBOR USD 3
Month+3.600%, 01/20/2032 (A)		340		336
BlueMountain CLO, Ser 2018-1A, Cl CR
2.074%, VAR ICE LIBOR USD 3
Month+1.850%, 04/20/2027 (A)		700		696
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.232%, VAR ICE LIBOR USD 3
Month+1.050%, 11/20/2028 (A)		330		330
BlueMountain CLO, Ser 2018-2A, Cl ER
5.423%, VAR ICE LIBOR USD 3
Month+5.200%, 07/18/2027 (A)		1,000		935
Bristol Park CLO, Ser 2020-1A, Cl ER
7.241%, VAR ICE LIBOR USD 3
Month+7.000%, 04/15/2029 (A)		500		498
Canyon Capital CLO, Ser 2021-1A, Cl E
6.596%, VAR ICE LIBOR USD 3
Month+6.410%, 04/15/2034 (A)		280		279
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
1.244%, VAR ICE LIBOR USD 3
Month+1.050%, 05/15/2031 (A)		1,045		1,046
Carlyle US CLO, Ser 2017-1A, Cl A1B
1.454%, VAR ICE LIBOR USD 3
Month+1.230%, 04/20/2031 (A)		646		647
Cathedral Lake VII, Ser 2021-7RA, Cl D
4.472%, VAR ICE LIBOR USD 3
Month+4.280%, 01/15/2032 (A)		700		693
Catskill Park CLO, Ser 2017-1A, Cl D
6.224%, VAR ICE LIBOR USD 3
Month+6.000%, 04/20/2029 (A)		900		898
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021 *(A)(J)(K)		3,000		4

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
0.369%, VAR ICE LIBOR USD 1
Month+0.260%, 12/25/2036	$1,290	$1,243
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
3.114%, VAR ICE LIBOR USD 3
Month+2.900%, 08/09/2024 (A)	975	963
Cumberland Park CLO, Ser 2018-2A, Cl DR
2.924%, VAR ICE LIBOR USD 3
Month+2.700%, 07/20/2028 (A)	500	499
Cumberland Park CLO, Ser 2018-2A, Cl ER
5.874%, VAR ICE LIBOR USD 3
Month+5.650%, 07/20/2028 (A)	600	595
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	504	532
Dryden LXXV CLO, Ser 2021-75A, Cl ER
2 0.000% 04/15/2034 (A)(K)	770	768
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER
3 0.000% 04/20/2034 (A)(K)	330	323
Educational Funding, Ser 2006-1A, Cl A3
0.565%, VAR ICE LIBOR USD 3
Month+0.350%, 04/25/2033 (A)	492	407
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.269%, VAR ICE LIBOR USD 1
Month+0.160%, 11/25/2036	1,258	1,234
Halsey Point CLO I, Ser 2019-1A, Cl F
8.424%, VAR ICE LIBOR USD 3
Month+8.200%, 01/20/2033 (A)	290	261
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (A)	250	247
Jackson Mill CLO, Ser 2018-1A, Cl DR
3.041%, VAR ICE LIBOR USD 3
Month+2.800%, 04/15/2027 (A)	1,250	1,248
Jamestown CLO X, Ser 2017-10A, Cl A1
1.473%, VAR ICE LIBOR USD 3
Month+1.250%, 07/17/2029 (A)	750	749
LCM XXII, Ser 2018-22A, Cl DR
5.724%, VAR ICE LIBOR USD 3
Month+5.500%, 10/20/2028 (A)	350	332
Legacy Mortgage Asset Trust, Ser 2019-GS1, Cl A1
4.000%, 01/25/2059 (A)	475	482
Marathon, Ser 2005-2A
0.000%, 12/20/2019 (A)(G)(J)(K)	750	–
Marathon, Ser 2019-2A, Cl BA
3.524%, VAR ICE LIBOR USD 3
Month+3.300%, 01/20/2033 (A)	330	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Oaktree CLO, Ser 2019-1A, Cl D
4.022%, VAR ICE LIBOR USD 3
Month+3.800%, 04/22/2030 (A)	$250	$245
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
2.153%, VAR ICE LIBOR USD 3
Month+1.870%, 10/15/2029 (A)	270	271
Ocean Trails CLO IX, Ser 2020-9A, Cl A2
2.553%, VAR ICE LIBOR USD 3
Month+2.270%, 10/15/2029 (A)	310	311
Ocean Trails CLO VI, Ser 2021-6A, Cl DRR
3.687%, VAR ICE LIBOR USD 3
Month+3.600%, 07/15/2028 (A)	340	340
OHA Loan Funding, Ser 2019-1A, Cl DR2
4.194%, VAR ICE LIBOR USD 3
Month+4.000%, 11/15/2032 (A)	250	252
OZLM VII, Ser 2018-7RA, Cl CR
3.223%, VAR ICE LIBOR USD 3
Month+3.000%, 07/17/2029 (A)	650	629
OZLM XI, Ser 2017-11A, Cl BR
2.505%, VAR ICE LIBOR USD 3
Month+2.300%, 10/30/2030 (A)	600	600
Parallel, Ser 2020-1A, Cl CR
2.224%, VAR ICE LIBOR USD 3
Month+2.000%, 07/20/2029 (A)	750	740
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.480%, 01/25/2036	333	334
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053 (A)	690	678
Sound Point CLO XXIII, Ser 2019-2A, Cl A1
1.641%, VAR ICE LIBOR USD 3
Month+1.400%, 04/15/2032 (A)	710	710
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
0.679%, VAR ICE LIBOR USD 1
Month+0.570%, 10/25/2036 (A)	1,955	1,923
SUNNOVA HELIOS II, Ser 2019-AA, Cl C
5.320%, 06/20/2046 (A)	548	574
Sunrun Atlas Issuer, Ser 2019-2, ClA
3.610%, 02/01/2055 (A)	416	439
Symphony CLO XIX, Ser 2018-19A, Cl E
5.423%, VAR ICE LIBOR USD3
Month+5.200%, 04/16/2031 (A)	250	233
Venture XXXI CLO, Ser 2018-31A, Cl A1
1.254%, VAR ICE LIBOR USD 3
Month+1.030%, 04/20/2031 (A)	680	681
Voya CLO, Ser 2018-3A, Cl A1A
1.391%, VAR ICE LIBOR USD 3
Month+1.150%, 10/15/2031 (A)	750	750
Voya CLO, Ser 2021-3A, Cl DR
7.050%, VAR ICE LIBOR USD 3
Month+6.950%, 04/20/2034 (A)	260	259

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	225

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wachovia Asset Securitization Issuance II,
Ser 2007-HE1, Cl A
0.249%, VAR ICE LIBOR USD 1
Month+0.140%, 07/25/2037 (A)	$313	$293
Whitehorse XII, Ser 2018-12A, Cl D
3.891%, VAR ICE LIBOR USD 3
Month+3.650%, 10/15/2031 (A)	250	240
Zais CLO XIV, Ser 2020-16A, Cl D1
5.770%, VAR ICE LIBOR USD 3
Month+5.480%, 10/20/2031 (A)	250	247

		29,292

Total Asset-Backed Securities (Cost $41,225) ($ Thousands)		37,116

CONVERTIBLE BONDS — 0.8%
Alarm.com CV to 6.7939
0.309%, 01/15/2026 (A)(J)	187	173
Apollo Commercial Real Estate Finance CV to 50.226
4.750%, 08/23/2022	2,190	2,193
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	1,500	1,226
DISH Network CV to 15.343
3.375%, 08/15/2026	610	586
DraftKings CV to 10.543
0.000%, 03/15/2028 (A)(J)	340	336
Gannett CV to 200.000
6.000%, 12/01/2027 (G)	240	316
GEO Corrections Holdings CV to 108.4011
6.500%, 02/23/2026 (A)	100	104
Innovate Capital Pte CV to 209.9661
6.000%, 12/11/2024	71	18
JetBlue Airways CV to 38.5802
0.500%, 04/01/2026 (A)	310	341
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	350	345
Liberty Media CV to 22.947
4.000%, 11/15/2029	320	245
Live Nation Entertainment CV to 9.4469
2.000%, 02/15/2025	1,250	1,384
Twitter CV to 7.6905
0.000%, 03/15/2026 (A)	210	199

Total Convertible Bonds (Cost $6,976) ($ Thousands)		7,466

	Shares
PREFERRED STOCK — 0.5%

Energy — 0.4%
MPLX, 8.462% *(E)(G)	70,655	2,367

Description	Face Amount (Thousands)	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Targa Resources, 9.500% *(E)	1,570	$1,646

		4,013

Financials — 0.1%
B Riley Financial, 5.500%	13,003	330

Total Preferred Stock
(Cost $4,270) ($ Thousands)		4,343

	Face Amount (Thousands)

MUNICIPAL BOND — 0.0%

Illinois — 0.0%
Illinois State, GO
7.350%, 07/01/2035	$225	279

Total Municipal Bond

(Cost $250) ($ Thousands)		279

	Number of Warrants

WARRANTS — 0.0%
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	5,574	30

Total Warrants
(Cost $13) ($ Thousands)		30

Total Investments in Securities — 94.6%
(Cost $818,704) ($ Thousands)		$880,351

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options (L)
(Cost $635) ($ Thousands)	12,363,482	$302

WRITTEN OPTIONS* — (0.2)%
Total Written Options (L)
(Premiums Received $2,910) ($ Thousands)	(16,717,213)	$(2,218)

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

A list of the open exchange traded options contracts held by the Fund at March 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
May 2021, S&P 500 E-mini 3rd Week Option*	42	$191	$3,500.00	5/22/2021	$35
April 2021, S&P 500 E-mini 3rd Week Option*	22	62	3,600.00	4/17/2021	4
April 2021, S&P 500 E-mini 3rd Week Option*	13	32	3,500.00	4/17/2021	2
June 2021, S&P 500 E-mini Option*	53	128	3,600.00	6/19/2021	112
June 2021, S&P 500 E-mini Option*	22	59	3,700.00	6/19/2021	61
USD Put/CAD Call*	3,013,330	36	1.26	5/22/2021	33
USD Put/EUR Call*	4,500,000	43	1.20	4/17/2021	–
USD Put/MXN Call*	1,690,000	36	20.60	5/22/2021	40
USD Put/MXN Call*	2,260,000	35	19.91	4/17/2021	12
USD Put/RUB Call*	900,000	13	72.46	5/22/2021	3

Total Purchased Options		$635			$302

WRITTEN OPTIONS — (0.2)%

Put Options
April 2021, S&P 500 E-mini 3rd Week Option*	(22)	$(29)	3,300.00	04/17/21	$(1)
May 2021, S&P 500 E-mini 3rd Week Option*	(30)	(89)	3,300.00	05/22/21	(14)
June 2021, S&P 500 E-mini Option*	(22)	(27)	3,400.00	06/19/21	(27)
June 2021, S&P 500 E-mini Option*	(53)	(64)	3,300.00	06/19/21	(51)
USD Put/CAD Call*	(3,013,330)	(13)	1.23	05/22/21	(7)
USD Put/EUR Call*	(4,500,000)	(12)	1.23	04/17/21	–
USD Put/JPY Call*	(1,373,396)	(4)	108.35	04/17/21	–
USD Put/MXN Call*	(3,380,000)	(33)	20.00	05/22/21	(35)

		(271)			(135)

Call Options
SPX US Index Option*	(180)	(1,310)	3,960.00	04/17/21	(966)
SPX US Index Option*	(180)	(1,296)	3,950.00	04/17/21	(1,084)
USD Call/CNY Put*	(2,990,000)	(18)	6.58	04/17/21	(15)
USD Call/RUB Put*	(1,460,000)	(15)	78.26	05/22/21	(18)

		(2,639)			(2,083)

Total Written Options		$(2,910)			$(2,218)

† Represents Cost

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	237	Dec-2023	$58,651	$58,536	$(115)
90-Day Euro$	(32)	Dec-2021	(7,981)	(7,979)	2
Australian 10-Year Bond	21	Jun-2021	2,251	2,209	(14)
Euro-Bob	5	Jun-2021	814	794	1
Euro-Bund	(39)	Jun-2021	(8,079)	(7,851)	(25)
S&P 500 Index E-MINI	182	Jun-2021	35,674	36,103	429
U.S. 2-Year Treasury Note	553	Jul-2021	122,165	122,062	(103)
U.S. 5-Year Treasury Note	(245)	Jul-2021	(30,518)	(30,233)	285
U.S. 10-Year Treasury Note	520	Jun-2021	69,302	68,088	(1,214)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	227

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. Long Treasury Bond	234	Jun-2021	$37,576	$36,175	$(1,401)
U.S. Ultra Long Treasury Bond	185	Jun-2021	35,252	33,526	(1,726)
Ultra 10-Year U.S. Treasury Note	(83)	Jun-2021	(12,348)	(11,926)	422

			$302,759	$299,504	$(3,459)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DEFAULT	04/09/21	EUR	700	USD	841	$18
ANZ	06/16/21	SEK	23,643	USD	2,784	69
BNP Paribas	04/19/21	EUR	730	USD	892	33
BNP Paribas	04/19/21	USD	875	NOK	7,500	4
BNP Paribas	04/19/21	USD	1,021	RUB	75,750	(21)
Citigroup	04/06/21 -04/09/21	EUR	2,300	USD	2,764	61
Citigroup	04/19/21	AUD	138	USD	108	3
Citigroup	04/19/21	USD	699	EUR	580	(17)
Citigroup	04/19/21	GBP	1,350	USD	1,886	23
Citigroup	04/19/21	GBP	529	USD	718	(12)
Citigroup	04/19/21	USD	1,901	RUB	143,230	(9)
Citigroup	04/19/21	USD	2,091	JPY	217,040	(126)
Citigroup	04/19/21	USD	2,095	AUD	2,687	(49)
Citigroup	04/19/21	USD	915	BRL	5,370	35
Citigroup	04/19/21	USD	1,917	BRL	10,724	(19)
Citigroup	04/19/21	USD	3,098	MXN	62,721	(38)
Citigroup	04/19/21	MXN	5,800	USD	279	(4)
Citigroup	04/19/21 -05/10/21	USD	7,295	CAD	9,235	55
Citigroup	04/19/21	CAD	1,770	USD	1,423	15
Citigroup	04/19/21 -05/10/21	CAD	5,539	USD	4,372	(36)
Citigroup	04/19/21	RUB	15,570	USD	211	5
Citigroup	04/19/21	BRL	18,659	USD	3,527	224
Citigroup	04/19/21	JPY	71,120	USD	689	45
Citigroup	06/16/21	NOK	21,541	USD	2,541	17
Goldman Sachs	04/19/21	USD	857	EUR	730	1
Goldman Sachs	04/06/21	USD	983	EUR	810	(30)
Goldman Sachs	04/19/21	AUD	32	USD	25	1
Goldman Sachs	04/19/21	USD	205	MXN	4,230	1
Goldman Sachs	04/19/21	USD	787	CAD	990	1
Goldman Sachs	04/19/21	GBP	870	USD	1,193	(7)
Goldman Sachs	04/19/21	USD	888	BRL	5,160	26
Goldman Sachs	04/19/21	EUR	4,865	USD	5,962	241
Goldman Sachs	04/19/21	USD	1,404	RUB	107,050	10
Goldman Sachs	04/19/21	USD	3,990	RUB	298,562	(46)
Goldman Sachs	04/19/21	BRL	2,940	USD	521	—
Goldman Sachs	04/19/21	BRL	3,750	USD	649	(15)
Goldman Sachs	05/03/21	MXN	18,496	USD	904	3
Goldman Sachs	04/19/21	MXN	7,500	USD	359	(6)
Goldman Sachs	04/19/21 - 05/12/21	RUB	560,658	USD	7,564	159
Goldman Sachs	04/19/21	RUB	81,590	USD	1,073	(5)
HSBC	04/09/21	USD	271	EUR	230	(1)

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	04/09/21	EUR	16,898	USD	20,531	$667
JPMorgan Chase Bank	04/09/21	EUR	3,803	USD	4,615	145
JPMorgan Chase Bank	04/15/21	SAR	14,390	USD	3,834	(3)
JPMorgan Chase Bank	04/19/21	USD	242	NOK	2,070	1
JPMorgan Chase Bank	04/19/21	USD	485	AUD	630	(6)
JPMorgan Chase Bank	04/19/21	USD	434	CAD	550	3
JPMorgan Chase Bank	04/19/21	USD	578	CAD	722	(4)
JPMorgan Chase Bank	04/19/21	CAD	1,080	USD	864	5
JPMorgan Chase Bank	04/19/21	CAD	660	USD	519	(6)
JPMorgan Chase Bank	04/19/21	BRL	2,580	USD	446	(11)
JPMorgan Chase Bank	04/19/21 - 06/16/21	USD	6,700	JPY	719,537	(185)
JPMorgan Chase Bank	04/19/21 - 05/18/21	RUB	44,893	USD	605	13
JPMorgan Chase Bank	04/19/21	JPY	89,500	USD	852	42
JPMorgan Chase Bank	04/19/21	IDR	113,153,060	USD	8,071	303
JPMorgan Chase Bank	06/16/21	NZD	3,067	USD	2,198	51
JPMorgan Chase Bank	06/16/21	CAD	3,472	USD	2,745	(18)
Morgan Stanley	04/09/21	USD	1,018	EUR	843	(27)
Morgan Stanley	04/19/21	USD	371	AUD	480	(5)
Morgan Stanley	04/19/21	USD	373	NZD	520	(9)
Morgan Stanley	04/19/21	NZD	520	USD	373	9
Morgan Stanley	04/19/21	USD	4,248	RUB	324,170	34
Morgan Stanley	04/19/21	USD	3,480	NOK	29,940	28
Morgan Stanley	04/19/21	USD	1,103	NOK	9,370	(5)
Morgan Stanley	04/19/21	NOK	21,330	USD	2,524	25
Morgan Stanley	04/19/21	JPY	70,820	USD	672	31
Morgan Stanley	05/24/21	USD	132	MXN	2,769	2
Standard Bank	05/20/21	GBP	2,192	USD	3,050	26
State Street	06/16/21	USD	5,086	EUR	4,268	(62)
UBS	06/16/21	AUD	2,893	USD	2,228	24

						$1,677

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Transocean	Buy	1.00%	Quarterly	12/20/2022	235	$51	$33	$18
CDX.NA HY.36	Buy	5.00%	Quarterly	06/20/2026	3,853	(344)	(327)	(17)
Republic of Turkey	Sell	1.00%	Quarterly	06/20/2026	(1,400)	(232)	(225)	(7)
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	(31)	(21)	(10)
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	28	11	17
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(15,916)	1,087	540	547
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/25/2025	(6,092)	551	(199)	750
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2023	(7,300)	111	81	30
CDX.NA.IG.34-V1	Sell	1.00%	Quarterly	06/20/2025	(26,200)	472	333	139
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	4	8	(4)
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(2,375)	43	46	(3)
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	9	8	1
ICE CD Columbia	Sell	1.00%	Quarterly	12/20/2023	(4,600)	30	(27)	57
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(2,410)	12	8	4
ICE CD General Electric	Sell	1.00%	Quarterly	06/20/2024	(1,225)	19	(9)	28

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	229

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Continued)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(5,490)	$111	$36	$75
ICE CD Mexico	Sell	1.00%	Quarterly	06/20/2024	(1,160)	12	(10)	22
ICE CD Peru	Sell	1.00%	Quarterly	06/20/2024	(2,040)	33	24	9
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(1,620)	26	27	(1)
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	16	1	15
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(400)	9	6	3
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	21	15	6

						$2,038	$359	$1,679

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
WIBR3M	PLN @ 0.25%	Quarterly	12/16/2021	PLN	22,350	$(1)	$(1)	$–
GOLDMAN SACHS BANK USA INC (PA	USD-SOFRRATE	Annually	08/19/2045	USD	910	217	–	217
CITIGROUP GLOBAL MARKETS (PAS)	CMENA IR SWAP (SOFRRATE)	Annually	07/20/2045	USD	7,020	1,920	18	1,902
EURO6M	0.25%	Semi-Annual	06/16/2041	EUR	490	26	16	10
EURO6M	0.00%	Semi-Annual	06/16/2031	EUR	4,650	54	29	25
GBP BP0006M	GBP @ 0.5%	Semi-Annual	06/16/2031	GBP	600	48	42	6
MXIBTIIE	MXN @ 6.40%	Monthly	06/04/2031	MXN	40,230	76	7	69
EURO6M	(0.25)%	Semi-Annual	06/16/2028	EUR	4,740	48	41	7
6.25%	JIBA3M	Quarterly	06/17/2026	ZAR	9,140	1	1	–
EURO6M	(0.25)%	Semi-Annual	06/16/2026	EUR	3,440	(8)	(7)	(1)
MXN @ 5.55%	MXIBTIIE	Monthly	06/10/2026	MXN	5,730	1	–	1
USD - LIBOR - BBA	1.10%	Semi-Annual	12/18/2025	USD	17,937	(167)	–	(167)
0.75%	WIBR6M	Annually	12/16/2025	PLN	4,500	(25)	(1)	(24)
6.32%	BZDIOVRA	Monthly	01/02/2025	BRL	11,111	119	19	100
28-DAY MXN - TIIE	7.20%	Monthly	07/17/2024	MXN	365,383	880	–	880
EURO6M	(0.50)%	Semi-Annual	06/16/2024	EUR	5,900	14	18	(4)
BZDIOVRA	4.93%	Monthly	01/02/2024	BRL	3,450	(41)	1	(42)
KWCDC	1.00%	Quarterly	06/16/2023	KRW	11,402,540	29	37	(8)
2.75%	3-MONTH CNY -CNREPOFIX	Annually	06/16/2023	CNY	3,670	(2)	–	(2)
(0.50)%	EURO6M	Annually	06/16/2023	EUR	3,990	(1)	(4)	3
0.345%	WIBR6M	Annually	06/16/2023	PLN	2,055	(3)	–	(3)
28-DAY MXN - TIIE	4.70%	Monthly	06/14/2023	MXN	12,060	(6)	–	(6)
5.80%	BZDIOVRA	Monthly	01/02/2023	BRL	11,150	21	11	10
BZDIOVRA	4.23%	Monthly	01/02/2023	BRL	4,470	(29)	(1)	(28)
BZDIOVRA	3.39%	Monthly	01/03/2022	BRL	14,750	(23)	–	(23)
BZDIOVRA	4.12%	Monthly	01/03/2022	BRL	6,150	(4)	22	(26)
USD - LIBOR - BBA	1.60%	Quarterly	02/15/2047	USD	807	104	5	99
EURO6M	0.00%	Semi-Annual	06/16/2051	EUR	400	67	54	13

						$3,315	$307	$3,008

A list of open OTC swap agreements held by the Fund at March 31, 2021 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	3,600	$20	$–	$20
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,300	23	2	21
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,628	27	2	25
Citibank	1-DAY BRL - CETIP	6.87%	Annually	01/04/2027	BRL	15,030	117	–	117

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-DAY BRL - CETIP	0.07044%	Annually	01/04/2027	BRL	3,000	$17	$–	$17

							$204	$4	$200

Percentages are based on Net Assets of $930,312 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $336,954 ($ Thousands), representing 36.2% of the Net Assets of the Fund.

(B)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.

(C)	Security is in default on interest payment.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Perpetual security with no stated maturity date.

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Level 3 security in accordance with fair value hierarchy.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2021 was $57 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(K)	No interest rate available.

(L)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AUD — Australian Dollar

BBA — British Bankers Association

BRL — Brazilian Real

CAD — Canadian Dollar

CETIP— Central of Custody and Financial Settlement of Securities

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan Onshore

CV — Convertible Security

DAC — Designated Activity Company

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

Pty — Proprietary

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P— Standard & Poor’s

SAR— Saudi Riyal

Ser — Series

SPX — Standard & Poor’s 500 Index

SEK — Swedish Krona

TIIE — Interbank Equilibrium Interest Rate

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)

Corporate Obligations	–	442,717	519	443,236
Loan Participations	–	111,088	–	111,088
Common Stock	105,606	207	57	105,870
Sovereign Debt	–	105,185	–	105,185
Mortgage-Backed Securities	–	65,738	–	65,738
Asset-Backed Securities	–	37,116	–	37,116
Convertible Bonds	–	7,150	316	7,466
Preferred Stock	119	1,857	2,367	4,343
Municipal Bond	–	279	–	279
Warrants	–	30	–	30

Total Investments in Securities	105,725	771,367	3,259	880,351

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchased Options	302	–	–	302
Written Options	(2,218)	–	–	(2,218)
Futures Contracts*
Unrealized Appreciation	1,139	–	–	1,139
Unrealized Depreciation	(4,598)	–	–	(4,598)
Forwards Contracts*
Unrealized Appreciation	–	2,459	–	2,459
Unrealized Depreciation	–	(782)	–	(782)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	200	–	200
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,721	–	1,721
Unrealized Depreciation	–	(42)	–	(42)
Interest Rate Swaps*
Unrealized Appreciation	–	3,342	–	3,342
Unrealized Depreciation	–	(334)	–	(334)

Total Other Financial Instruments	(5,375)	6,564	–	1,189

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	231

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Income Fund (Concluded)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation

(depreciation) on the instrument.

(1) The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bond	Investments in Preferred Stock
Balance as of October 1, 2020	$–	$232	$57	$–	$–
Accrued discounts/premiums	–	(5)	–	–	–
Realized gain/(loss)	–	2	–	–	–
Change in unrealized appreciation/ (depreciation)	(1)	65	–	–	–
Purchases	520	18	–	–	–
Sales	–	(312)	–	–	–
Net transfer into Level 3	–	–	–	316	2,367
Net transfer out of Level 3	–	–	–	–	–

Ending Balance as of March 31, 2021	$519	$–	$57	$316	$2,367

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1)	$65	$–	$–	$–

For the period ended March 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 64.4%
U.S. Treasury Bills
0.090%, 07/08/2021 (A)(B)	$1,000	$1,000
0.053%, 05/06/2021 (A)(B)	21,500	21,500
0.052%, 05/20/2021 (A)(B)	21,500	21,500
0.050%, 04/22/2021 (A)(B)	7,500	7,500
0.049%, 05/13/2021 (A)(B)	21,500	21,499
0.045%, 06/10/2021 (A)(B)	400	400
0.031%, 04/13/2021 (A)(B)	176	176
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	19,102	22,374
2.000%, 01/15/2026	13,693	16,177
0.625%, 04/15/2023	30,982	32,976
0.625%, 01/15/2024	21,928	23,767
0.625%, 01/15/2026	11,746	13,055
0.500%, 04/15/2024	13,965	15,134
0.375%, 07/15/2023	28,578	30,606
0.375%, 07/15/2025	58,603	64,535
0.250%, 01/15/2025	31,359	34,046
0.125%, 01/15/2022	9,939	10,167
0.125%, 07/15/2022	36,680	38,126
0.125%, 01/15/2023	21,572	22,623
0.125%, 07/15/2024	7,513	8,128
0.125%, 10/15/2024	46,293	50,059
0.125%, 10/15/2025	22,003	23,959
0.125%, 07/15/2026	18,692	20,417
U.S. Treasury Notes
0.320%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021 (A)	5,300	5,306
0.134%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022 (A)	4,500	4,505

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.075%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022 (A)	$7,600	$7,603
0.075%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/2022 (A)	2,900	2,902
0.069%, VAR US Treasury 3 Month Bill Money Market Yield+0.049%, 01/31/2023 (A)	2,100	2,101

Total U.S. Treasury Obligations (Cost $499,613) ($ Thousands)		522,141

	Shares

COMMON STOCK — 30.4%

Communication Services — 2.5%
Activision Blizzard Inc	4,647	432
Alphabet Inc, Cl A *	1,132	2,335
Alphabet Inc, Cl C *	1,087	2,249
Anterix Inc *	1,229	58
AT&T Inc	92,447	2,798
ATN International Inc	175	9
Cogent Communications Holdings Inc	800	55
Electronic Arts Inc	1,876	254
Facebook Inc, Cl A *	8,722	2,569
Iridium Communications Inc *	2,421	100
Liberty Broadband Corp, Cl C *	986	148
Liberty Media Corp-Liberty Braves *	700	19
Liberty Media Corp-Liberty Formula One, Cl C *	1,100	48
Live Nation Entertainment Inc *	800	68
Lumen Technologies Inc	12,471	166
Madison Square Garden Entertainment Corp *	378	31
Madison Square Garden Sports Corp *	173	31
Match Group Inc *	647	89
Netflix Inc *	2,632	1,373
Pinterest Inc, Cl A *	1,721	127
Roku Inc, Cl A *	551	179
Shenandoah Telecommunications Co	500	24
Spotify Technology SA *	917	246
Take-Two Interactive Software Inc, Cl A *	1,000	177
T-Mobile US Inc *	7,335	919
Twitter Inc *	2,187	139
Verizon Communications Inc	55,414	3,222
ViacomCBS Inc, Cl B	2,385	107
Vonage Holdings Corp *	4,800	57
Walt Disney Co/The	10,567	1,950
Zillow Group Inc, Cl C *	500	65

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	233

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zynga Inc, Cl A *	3,891	$40

		20,084

Consumer Staples — 7.9%
Albertsons Cos Inc	2,900	55
Altria Group Inc	52,831	2,703
Andersons Inc/The	1,700	47
Archer-Daniels-Midland Co	15,700	895
B&G Foods Inc, Cl A	1,029	32
BellRing Brands, Cl A *	800	19
Beyond Meat Inc *	1,500	195
BJ’s Wholesale Club Holdings Inc *	4,200	188
Boston Beer Co Inc/The, Cl A *	250	302
Brown-Forman Corp, Cl A	1,128	72
Brown-Forman Corp, Cl B	4,917	339
Bunge Ltd	3,636	288
Calavo Growers Inc	154	12
Cal-Maine Foods Inc	1,150	44
Campbell Soup Co	6,096	306
Casey’s General Stores Inc	697	151
Celsius Holdings Inc *	1,500	72
Central Garden & Pet Co, Cl A *	1,700	88
Church & Dwight Co Inc	7,279	636
Clorox Co/The	3,614	697
Coca-Cola Co/The	110,678	5,834
Coca-Cola Consolidated Inc	200	58
Colgate-Palmolive Co	24,423	1,925
Conagra Brands Inc	13,786	518
Constellation Brands Inc, Cl A	4,521	1,031
Costco Wholesale Corp	12,458	4,391
Coty Inc, Cl A	5,365	48
Darling Ingredients Inc *	3,636	268
Edgewell Personal Care Co	634	25
Energizer Holdings Inc	2,113	100
Estee Lauder Cos Inc/The, Cl A	6,343	1,845
Flowers Foods Inc	5,007	119
Freshpet Inc *	800	127
General Mills Inc	17,395	1,067
Grocery Outlet Holding Corp *	2,000	74
Hain Celestial Group Inc/The *	2,234	97
Herbalife Nutrition Ltd *	2,408	107
Hershey Co/The	4,294	679
Hormel Foods Corp	8,239	394
Hostess Brands Inc, Cl A *	3,770	54
Ingredion Inc	1,982	178
Inter Parfums Inc	100	7
J & J Snack Foods Corp	227	36
J M Smucker Co/The	3,414	432
John B Sanfilippo & Son Inc	500	45
Kellogg Co	7,212	456
Keurig Dr Pepper Inc	13,346	459
Kimberly-Clark Corp	9,958	1,385
Kraft Heinz Co/The	17,918	717

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	21,436	$771
Lamb Weston Holdings Inc	4,305	334
Lancaster Colony Corp	550	96
McCormick & Co Inc/MD	6,946	619
Medifast Inc	354	75
Molson Coors Beverage Co, Cl B	5,274	270
Mondelez International Inc, Cl A	40,204	2,353
Monster Beverage Corp *	9,821	895
National Beverage Corp, Cl A	600	29
Nu Skin Enterprises Inc, Cl A	1,143	60
PepsiCo Inc	39,192	5,544
Performance Food Group Co *	3,195	184
Philip Morris International Inc	44,589	3,957
Pilgrim’s Pride Corp *	1,078	26
Post Holdings Inc *	1,872	198
Primo Water Corp	4,125	67
Procter & Gamble Co/The	70,214	9,509
Reynolds Consumer Products Inc	1,300	39
Sanderson Farms Inc	601	94
Seaboard Corp	7	26
Simply Good Foods Co/The *	1,900	58
Spectrum Brands Holdings Inc	1,066	91
Sprouts Farmers Market Inc *	3,028	81
Sysco Corp, Cl A	13,729	1,081
TreeHouse Foods Inc *	1,231	64
Tyson Foods Inc, Cl A	8,158	606
United Natural Foods Inc *	1,600	53
US Foods Holding Corp *	6,256	238
USANA Health Sciences Inc *	600	58
Vector Group Ltd	1,429	20
Walgreens Boots Alliance Inc	19,715	1,082
Walmart Inc	39,328	5,342
WD-40 Co	361	110

		63,647

Energy — 7.7%
Antero Midstream Corp	21,800	197
Antero Resources Corp *	10,847	111
APA	21,748	389
Arch Resources Inc	1,200	50
Archrock Inc	9,200	87
Baker Hughes Co, Cl A	40,110	867
Brigham Minerals Inc, Cl A	1,383	20
Cabot Oil & Gas Corp	23,725	446
Cactus Inc, Cl A	2,400	74
ChampionX Corp *	11,738	255
Cheniere Energy Inc *	13,932	1,003
Chevron Corp	112,509	11,790
Cimarex Energy Co	5,389	320
Clean Energy Fuels Corp *	7,200	99
CNX Resources Corp *	11,660	171
ConocoPhillips	78,702	4,169
Continental Resources Inc/OK, Cl A	4,193	108

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delek US Holdings Inc	3,533	$77
Devon Energy Corp	33,348	729
DHT Holdings Inc	3,000	18
Diamondback Energy Inc, Cl A	8,978	660
DMC Global Inc	1,200	65
Dorian LPG Ltd *	3,800	50
Dril-Quip Inc *	2,488	83
EOG Resources Inc	36,198	2,625
EQT Corp *	16,298	303
Equitrans Midstream Corp	27,822	227
Exxon Mobil Corp	249,669	13,939
Frank’s International *	13,200	47
Frontline Ltd	6,986	50
Golar LNG Ltd	5,677	58
Green Plains Inc *	1,900	51
Halliburton Co	51,769	1,111
Helix Energy Solutions Group Inc *	6,312	32
Helmerich & Payne Inc	6,538	176
Hess Corp	16,120	1,141
HollyFrontier Corp	8,731	312
Kinder Morgan Inc	119,187	1,984
Kosmos Energy Ltd *	29,600	91
Liberty Oilfield Services Inc, Cl A	4,870	55
Magnolia Oil & Gas Corp, Cl A *	7,409	85
Marathon Oil Corp	45,362	484
Marathon Petroleum Corp	37,504	2,006
Matador Resources Co	5,400	127
Murphy Oil Corp	7,823	128
NexTier Oilfield Solutions Inc *	9,300	35
Nordic American Tankers Ltd	4,900	16
NOV Inc	23,723	326
Occidental Petroleum Corp	48,809	1,299
Oceaneering International Inc, Cl A *	3,277	37
ONEOK Inc	32,054	1,624
Ovintiv Inc	14,670	349
Par Pacific Holdings Inc *	3,495	49
Patterson-UTI Energy Inc	11,759	84
PBF Energy Inc, Cl A *	5,520	78
PDC Energy Inc, Cl A *	5,614	193
Phillips 66	26,374	2,151
Pioneer Natural Resources Co	11,672	1,854
ProPetro Holding Corp *	1,894	20
Range Resources Corp *	13,557	140
Renewable Energy Group Inc *	2,600	172
REX American Resources Corp *	307	26
Schlumberger NV, Cl A	82,198	2,235
Scorpio Tankers Inc	2,888	53
SFL Corp Ltd	5,683	46
SM Energy Co	4,000	66
Southwestern Energy Co *	39,622	184
Targa Resources Corp	13,859	440
Tellurian *	12,300	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Transocean Ltd *	31,635	$112
Valero Energy Corp	23,947	1,715
Williams Cos Inc/The	73,244	1,735
World Fuel Services Corp	3,440	121

		62,059

Health Care — 5.9%
10X Genomics Inc, Cl A *	522	94
Abbott Laboratories	15,602	1,870
AbbVie Inc	15,791	1,709
ABIOMED Inc *	524	167
Acadia Healthcare Co Inc, Cl A *	1,266	72
ACADIA Pharmaceuticals Inc *	1,000	26
Acceleron Pharma Inc *	500	68
Adaptive Biotechnologies Corp *	1,146	46
Agilent Technologies Inc	3,098	394
Agios Pharmaceuticals Inc *	800	41
Alexion Pharmaceuticals Inc *	1,951	298
Align Technology Inc *	701	380
Allscripts Healthcare Solutions Inc *	1,658	25
Alnylam Pharmaceuticals Inc *	1,173	166
Amedisys Inc *	200	53
AmerisourceBergen Corp, Cl A	933	110
Amgen Inc, Cl A	5,380	1,339
Amicus Therapeutics Inc *	3,123	31
AMN Healthcare Services Inc *	700	52
Amphastar Pharmaceuticals Inc *	1,493	27
ANI Pharmaceuticals Inc *	300	11
Anthem Inc	2,183	784
Arena Pharmaceuticals Inc *	1,141	79
Arrowhead Pharmaceuticals Inc *	926	61
Avanos Medical Inc *	858	38
Avantor Inc *	2,606	75
Baxter International Inc	4,457	376
Becton Dickinson and Co	2,635	641
Biogen Inc *	1,392	389
Biohaven Pharmaceutical Holding Co Ltd *	600	41
BioMarin Pharmaceutical Inc *	1,643	124
Bio-Rad Laboratories Inc, Cl A *	202	115
Bio-Techne Corp	458	175
Bioxcel Therapeutics Inc *	1,100	47
Bluebird Bio Inc *	597	18
Blueprint Medicines Corp *	540	52
Boston Scientific Corp *	12,693	491
Bridgebio Pharma Inc *	1,050	65
Bristol-Myers Squibb Co	20,457	1,291
Bruker Corp	1,124	72
Cantel Medical Corp	404	32
Cardinal Health Inc	2,475	150
Cardiovascular Systems Inc *	256	10
CareDx Inc *	700	48
Catalent Inc *	1,529	161
Centene Corp *	4,850	310

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner Corp	3,481	$250
Change Healthcare Inc *	1,100	24
Charles River Laboratories International Inc *	653	189
Chemed Corp	150	69
ChemoCentryx Inc *	900	46
Cigna Corp	3,221	779
CONMED Corp	400	52
Cooper Cos Inc/The, Cl A	472	181
CorVel Corp *	300	31
Covetrus Inc *	1,935	58
CVS Health Corp	11,278	848
Danaher Corp, Cl A	5,537	1,246
DaVita Inc *	658	71
Denali Therapeutics Inc *	800	46
DENTSPLY SIRONA Inc	1,904	121
Dexcom Inc *	917	330
Edwards Lifesciences Corp, Cl A *	7,041	589
Elanco Animal Health Inc *	4,300	127
Eli Lilly and Co	7,622	1,424
Emergent BioSolutions Inc *	700	65
Enanta Pharmaceuticals Inc *	1,100	54
Encompass Health Corp	1,078	88
Ensign Group Inc/The	379	36
Envista Holdings Corp *	1,700	69
Exact Sciences Corp *	1,239	163
Exelixis Inc *	2,304	52
Fate Therapeutics Inc *	800	66
FibroGen Inc *	1,486	52
Genprex Inc	16,100	69
Gilead Sciences Inc	11,994	775
Global Blood Therapeutics Inc *	800	33
Globus Medical Inc, Cl A *	900	55
Guardant Health Inc *	534	82
Haemonetics Corp *	628	70
Halozyme Therapeutics Inc *	1,268	53
HCA Healthcare Inc	2,459	463
Health Catalyst Inc *	1,000	47
HealthEquity Inc *	600	41
HealthStream Inc *	1,500	34
Henry Schein Inc *	1,103	76
Hill-Rom Holdings Inc	563	62
Hologic Inc *	2,517	187
Humana Inc	1,256	527
iBio	39,000	60
ICU Medical Inc *	224	46
IDEXX Laboratories Inc *	716	350
Illumina Inc *	1,453	558
Incyte Corp *	1,843	150
Insmed Inc *	855	29
Inspire Medical Systems Inc *	300	62
Insulet Corp *	510	133

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integer Holdings Corp *	500	$46
Integra LifeSciences Holdings Corp *	728	50
Intuitive Surgical Inc *	1,163	859
Invitae Corp *	648	25
Ionis Pharmaceuticals Inc *	1,376	62
Iovance Biotherapeutics Inc *	1,500	47
IQVIA Holdings Inc *	1,882	363
iRhythm Technologies Inc *	200	28
Ironwood Pharmaceuticals Inc, Cl A *	2,400	27
Jazz Pharmaceuticals PLC *	629	103
Johnson & Johnson	24,369	4,005
Karuna Therapeutics Inc *	500	60
Kodiak Sciences Inc *	400	45
Laboratory Corp of America Holdings *	833	212
LHC Group Inc *	500	96
Ligand Pharmaceuticals Inc *	278	42
Luminex Corp	1,000	32
Masimo Corp *	492	113
McKesson Corp	1,239	242
Medpace Holdings Inc *	300	49
Merck & Co Inc	22,893	1,765
Merit Medical Systems Inc *	600	36
Mesa Laboratories Inc	102	25
Mettler-Toledo International Inc *	210	243
Mirati Therapeutics Inc *	366	63
Moderna Inc *	2,309	302
ModivCare Inc *	205	30
Molina Healthcare Inc *	638	149
Natera Inc *	641	65
Nektar Therapeutics, Cl A *	2,584	52
Neogen Corp, Cl B *	469	42
NeoGenomics Inc *	1,022	49
Neurocrine Biosciences Inc *	928	90
Nevro Corp *	200	28
NextGen Healthcare Inc *	3,016	55
Novavax Inc *	538	98
Novocure Ltd *	900	119
NuVasive Inc *	600	39
Omnicell Inc *	650	84
Orthofix Medical Inc *	972	42
Pacific Biosciences of California Inc *	1,400	47
Pacira BioSciences Inc *	800	56
Patterson Cos Inc	777	25
Penumbra Inc *	450	122
PerkinElmer Inc	1,122	144
Pfizer Inc	50,235	1,820
PPD Inc *	2,100	79
PRA Health Sciences Inc *	698	107
Premier Inc, Cl A	600	20
PTC Therapeutics *	800	38
QIAGEN NV *	2,804	137
Quest Diagnostics Inc	933	120

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quidel Corp *	200	$26
Regeneron Pharmaceuticals Inc *	923	437
Repligen Corp *	588	114
ResMed Inc	1,314	255
Sage Therapeutics Inc *	897	67
Sarepta Therapeutics Inc *	609	45
Scholar Rock Holding Corp *	1,000	51
Seagen Inc *	1,052	146
STAAR Surgical Co *	180	19
STERIS PLC	917	175
Stryker Corp	3,231	787
Supernus Pharmaceuticals Inc *	437	11
Syneos Health Inc, Cl A *	473	36
Tandem Diabetes Care Inc *	400	35
Teladoc Health Inc *	961	175
Teleflex Inc	392	163
Tenet Healthcare Corp *	1,100	57
TG Therapeutics Inc *	1,500	72
Thermo Fisher Scientific Inc	3,657	1,669
Turning Point Therapeutics Inc *	400	38
Twist Bioscience Corp *	400	50
Ultragenyx Pharmaceutical Inc *	476	54
United Therapeutics Corp *	461	77
UnitedHealth Group Inc	8,410	3,129
Universal Health Services Inc, Cl B	598	80
US Physical Therapy Inc	26	3
Varian Medical Systems Inc *	770	136
Veeva Systems Inc, Cl A *	1,170	306
Vertex Pharmaceuticals Inc *	2,428	522
Viatris Inc, Cl W *	8,940	125
Vir Biotechnology *	800	41
Waters Corp *	601	171
West Pharmaceutical Services Inc	570	161
Xencor Inc *	1,609	69
Zimmer Biomet Holdings Inc	1,846	296
Zoetis Inc, Cl A	4,343	684

		46,591

Industrials — 0.0%
HMS Holdings Corp *	500	19
KBR Inc	1,300	50
ManTech International Corp/VA, Cl A	256	22

		91

Information Technology — 1.9%
ACI Worldwide Inc *	592	23
Adobe Inc *	1,281	609
Amdocs Ltd	953	67
ANSYS Inc *	154	52
Aspen Technology Inc *	476	69
Autodesk Inc, Cl A *	463	128
Automatic Data Processing Inc	1,240	234
Avalara Inc *	300	40

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Black Knight Inc *	400	$30
Blackbaud Inc, Cl A	100	7
Bottomline Technologies DE Inc *	717	32
Broadridge Financial Solutions Inc	400	61
Cadence Design Systems Inc *	982	135
Cass Information Systems Inc	800	37
CDK Global Inc	1,065	58
Citrix Systems Inc	300	42
Cloudflare Inc, Cl A *	700	49
Cognizant Technology Solutions Corp, Cl A	1,645	129
Cognyte Software Ltd *	600	17
CommVault Systems Inc *	400	26
Coupa Software Inc *	200	51
Crowdstrike Holdings Inc, Cl A *	500	91
Datadog Inc, Cl A *	675	56
DocuSign Inc, Cl A *	500	101
Ebix Inc	100	3
EPAM Systems Inc *	102	40
Euronet Worldwide Inc *	127	18
Fastly Inc, Cl A *	600	40
Fidelity National Information Services Inc, Cl B	1,618	228
Fiserv Inc, Cl A *	1,600	190
Five9 Inc *	300	47
FleetCor Technologies Inc *	205	55
Fortinet Inc *	350	65
Gartner Inc *	500	91
Genpact Ltd	700	30
Global Payments Inc	962	194
Guidewire Software Inc, Cl Z *	500	51
HubSpot Inc *	100	45
International Business Machines Corp	2,850	380
Intuit Inc	1,073	411
Jack Henry & Associates Inc	351	53
Manhattan Associates Inc *	714	84
Mastercard Inc, Cl A	2,652	944
Microsoft Corp	22,084	5,207
MicroStrategy Inc, Cl A *	105	71
MongoDB Inc, Cl A *	200	53
NortonLifeLock Inc	1,406	30
Nuance Communications Inc *	1,126	49
Okta Inc, Cl A *	400	88
Oracle Corp, Cl B	5,396	378
PagerDuty Inc *	1,465	59
Palo Alto Networks Inc *	296	95
Paychex Inc	1,175	115
Paycom Software Inc *	51	19
PayPal Holdings Inc *	3,077	747
Pegasystems Inc	470	54
Perspecta Inc	2,515	73
Progress Software Corp	922	41
Proofpoint Inc *	100	13

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	237

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PTC Inc *	600	$83
QAD Inc, Cl A	677	45
Qualys Inc *	154	16
RingCentral Inc, Cl A *	200	60
salesforce.com Inc *	2,586	548
ServiceNow Inc *	512	256
Slack Technologies Inc, Cl A *	1,514	62
Splunk Inc *	458	62
Square Inc, Cl A *	1,070	243
SS&C Technologies Holdings Inc	560	39
StoneCo Ltd, Cl A *	700	43
Synopsys Inc *	561	139
Teradata Corp *	1,200	46
Trade Desk Inc/The, Cl A *	200	130
Twilio Inc, Cl A *	500	170
Verint Systems Inc *	600	27
Visa Inc, Cl A	5,087	1,077
VMware Inc, Cl A *	120	18
Western Union Co/The	605	15
WEX Inc *	200	42
Workday Inc, Cl A *	551	137
Zoom Video Communications Inc, Cl A *	552	177
Zscaler Inc *	300	52

		15,692

Real Estate — 3.1%
Acadia Realty Trust ‡	527	10
Agree Realty Corp ‡	900	61
Alexander & Baldwin Inc ‡	2,738	46
Alexandria Real Estate Equities Inc ‡	2,014	331
American Assets Trust Inc ‡	135	4
American Campus Communities Inc ‡	2,870	124
American Homes 4 Rent, Cl A ‡	5,494	183
American Tower Corp, Cl A ‡	8,427	2,015
Americold Realty Trust ‡	3,500	135
Apartment Income Corp ‡	3,622	155
Apartment Investment and Management Co, Cl A ‡	3,422	21
Apple Hospitality Inc ‡	6,014	88
AvalonBay Communities Inc ‡	2,953	545
Boston Properties Inc ‡	3,132	317
Brandywine Realty Trust ‡	1,921	25
Brixmor Property Group Inc ‡	5,385	109
Brookfield Property Inc, Cl A ‡	600	11
Camden Property Trust ‡	2,503	275
CareTrust Inc ‡	2,600	61
CBRE Group Inc, Cl A *‡	6,976	552
Colony Capital Inc ‡	1,266	8
Columbia Property Trust Inc ‡	350	6
CoreSite Realty Corp ‡	586	70
Corporate Office Properties Trust ‡	3,615	95
Cousins Properties Inc ‡	2,828	100
Crown Castle International Corp ‡	7,604	1,309

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CubeSmart ‡	4,481	$170
CyrusOne Inc ‡	1,736	118
Digital Realty Trust Inc, Cl A ‡	4,857	684
Douglas Emmett Inc ‡	4,369	137
Duke Realty Corp ‡	6,565	275
EastGroup Properties Inc ‡	817	117
Empire State Realty Trust Inc, Cl A ‡	5,128	57
EPR Properties, Cl A ‡	2,153	100
Equinix Inc ‡	1,568	1,066
Equity Commonwealth ‡	650	18
Equity LifeStyle Properties Inc ‡	3,600	229
Equity Residential ‡	7,784	558
Essential Properties Realty Trust Inc ‡	1,802	41
Essex Property Trust Inc ‡	1,431	389
eXp World Holdings Inc *‡	1,900	87
Extra Space Storage Inc ‡	3,181	422
Federal Realty Investment Trust ‡	1,419	144
First Industrial Realty Trust Inc ‡	2,830	130
Forestar Group Inc *‡	4,100	95
Four Corners Property Trust Inc ‡	2,300	63
Franklin Street Properties Corp ‡	8,100	44
Gaming and Leisure Properties Inc ‡	5,101	216
Getty Realty Corp ‡	1,300	37
Global Net Lease Inc ‡	1,447	26
Healthcare Realty Trust Inc ‡	4,304	130
Healthcare Trust of America Inc, Cl A ‡	6,241	172
Healthpeak Properties Inc ‡	11,521	366
Highwoods Properties Inc ‡	2,151	92
Host Hotels & Resorts Inc ‡	14,088	237
Howard Hughes Corp/The *‡	1,109	106
Hudson Pacific Properties Inc ‡	4,182	113
Industrial Logistics Properties Trust ‡	1,400	32
Innovative Industrial Properties Inc, Cl A ‡	300	54
Invitation Homes Inc ‡	10,112	323
Iron Mountain Inc ‡	6,036	223
JBG SMITH Properties ‡	3,600	114
Jones Lang LaSalle Inc ‡	1,024	183
Kennedy-Wilson Holdings Inc ‡	1,545	31
Kilroy Realty Corp ‡	2,628	172
Kimco Realty Corp ‡	6,927	130
Kite Realty Group Trust ‡	3,400	66
Lamar Advertising Co, Cl A ‡	1,784	168
Lexington Realty Trust, Cl B ‡	5,988	67
Life Storage Inc ‡	1,650	142
LTC Properties Inc ‡	285	12
Macerich Co/The ‡	1,197	14
Mack-Cali Realty Corp ‡	3,324	51
Marcus & Millichap Inc *‡	600	20
Medical Properties Trust Inc ‡	8,458	180
Mid-America Apartment Communities Inc ‡	2,519	364
Monmouth Real Estate Investment Corp, Cl A ‡	2,406	43

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Health Investors Inc ‡	941	$68
National Retail Properties Inc ‡	3,300	145
National Storage Affiliates Trust ‡	2,043	82
Newmark Group Inc, Cl A ‡	3,459	35
Office Properties Income Trust ‡	433	12
Omega Healthcare Investors Inc ‡	5,274	193
Outfront Media Inc ‡	2,922	64
Paramount Group Inc ‡	1,707	17
Park Hotels & Resorts Inc ‡	6,954	150
Pebblebrook Hotel Trust ‡	2,977	72
Physicians Realty Trust ‡	3,578	63
Piedmont Office Realty Trust Inc, Cl A ‡	66	1
PotlatchDeltic Corp ‡	2,163	114
Prologis Inc ‡	13,295	1,409
PS Business Parks Inc ‡	602	93
Public Storage ‡	3,165	781
QTS Realty Trust Inc, Cl A ‡	502	31
Rayonier Inc ‡	3,008	97
Realty Income Corp ‡	7,669	487
Redfin Corp *‡	1,609	107
Regency Centers Corp ‡	3,449	196
Retail Opportunity Investments Corp ‡	1,900	30
Retail Properties of America Inc, Cl A ‡	2,190	23
Rexford Industrial Realty Inc ‡	2,128	107
RLJ Lodging Trust ‡	4,599	71
Ryman Hospitality Properties Inc *‡	972	75
Sabra Health Care Inc ‡	3,595	62
Saul Centers Inc ‡	834	33
SBA Communications Corp, Cl A ‡	1,975	548
Service Properties Trust ‡	2,918	35
Simon Property Group Inc ‡	6,531	743
SITE Centers Corp ‡	185	3
SL Green Realty ‡	1,753	123
Spirit Realty Capital Inc ‡	2,141	91
St Joe Co/The ‡	1,367	59
STAG Industrial Inc ‡	3,378	114
STORE Capital Corp ‡	5,355	179
Sun Communities Inc ‡	1,852	278
Sunstone Hotel Investors Inc ‡	6,306	79
Terreno Realty Corp ‡	1,178	68
UDR Inc ‡	6,488	285
Uniti Group Inc ‡	4,762	53
Universal Health Realty Income Trust ‡	400	27
Urban Edge Properties ‡	3,148	52
Ventas Inc ‡	8,383	447
VEREIT Inc ‡	4,024	155
VICI Properties Inc ‡	8,100	229
Vornado Realty Trust ‡	3,078	140
Washington Real Estate Investment Trust ‡	2,778	61
Weingarten Realty Investors ‡	962	26
Welltower Inc ‡	8,856	634
Weyerhaeuser Co ‡	13,592	484

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WP Carey Inc ‡	4,179	$296
Xenia Hotels & Resorts Inc *‡	2,300	45

		25,356

Utilities — 1.6%
AES Corp/The	8,142	218
Alliant Energy Corp	3,628	197
Ameren Corp	3,054	248
American Electric Power Co Inc	6,079	515
American States Water Co	600	45
American Water Works Co Inc	1,659	249
Atmos Energy Corp	1,173	116
Avangrid Inc	1,200	60
Avista Corp	400	19
Black Hills Corp, Cl A	1,000	67
Brookfield Infrastructure, Cl A	1,255	96
Brookfield Renewable, Cl A	1,400	66
Brookfield Renewable Partners (C)	856	36
California Water Service Group, Cl A	1,300	73
CenterPoint Energy Inc	7,208	163
Chesapeake Utilities Corp	600	70
Clearway Energy Inc, Cl C	1,319	37
CMS Energy Corp	2,704	166
Consolidated Edison Inc	4,544	340
Dominion Energy Inc	10,007	760
DTE Energy Co	2,733	364
Duke Energy Corp	9,123	881
Edison International	5,080	298
Entergy Corp	2,793	278
Essential Utilities Inc	2,403	108
Evergy Inc	2,501	149
Eversource Energy	4,082	353
Exelon Corp	11,762	514
FirstEnergy Corp	7,122	247
Hawaiian Electric Industries Inc	228	10
IDACORP Inc, Cl A	800	80
MDU Resources Group Inc	3,045	96
MGE Energy Inc	500	36
Middlesex Water Co	800	63
National Fuel Gas Co	337	17
New Jersey Resources Corp	172	7
NextEra Energy Inc	24,844	1,878
NiSource Inc	4,246	102
NRG Energy Inc	2,105	79
OGE Energy Corp	1,715	56
ONE Gas Inc	494	38
Ormat Technologies Inc	400	31
PG&E Corp *	16,661	195
Pinnacle West Capital Corp	1,550	126
PNM Resources Inc	1,652	81
Portland General Electric Co	1,076	51
PPL Corp	9,316	269
Public Service Enterprise Group Inc	5,837	351

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	239

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sempra Energy	3,584	$475
SJW Group	900	57
Southern Co/The	12,824	797
Southwest Gas Holdings Inc	376	26
Sunnova Energy International Inc *	1,100	45
UGI Corp	1,847	76
Unitil Corp	600	27
Vistra Corp	7,078	125
WEC Energy Group Inc	3,415	320
Xcel Energy Inc	6,274	417

		12,664

Total Common Stock
(Cost $173,903) ($ Thousands)		246,184

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 14.7%

Communication Services — 1.0%
AT&T
3.500%, 09/15/2053 (D)	$466	429
2.750%, 06/01/2031	181	180
Baidu
3.425%, 04/07/2030	201	210
Cable One
4.000%, 11/15/2030 (D)	387	383
CCO Holdings
5.000%, 02/01/2028 (D)	282	298
4.000%, 03/01/2023 (D)	603	609
Lumen Technologies
4.500%, 01/15/2029 (D)	596	581
Netflix
5.875%, 11/15/2028	812	982
T-Mobile USA
3.375%, 04/15/2029	196	198
2.875%, 02/15/2031	374	361
2.625%, 04/15/2026	186	189
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	288	326
Verizon Communications
5.012%, 04/15/2049	11	14
4.862%, 08/21/2046	279	334
3.400%, 03/22/2041	1,193	1,206
2.987%, 10/30/2056 (D)	109	96
ViacomCBS
4.950%, 01/15/2031	223	264
Weibo
3.375%, 07/08/2030	1,395	1,387

		8,047

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 2.1%
1011778 BC ULC / New Red Finance Inc
3.500%, 02/15/2029 (D)		$813	$792
Alibaba Group Holding
2.125%, 02/09/2031		1,209	1,151
AutoNation
4.750%, 06/01/2030		148	170
Booking Holdings
4.625%, 04/13/2030		1,080	1,257
Clarios Global
4.375%, 05/15/2026 (D)	EUR	155	189
Cox Communications
2.950%, 06/30/2023 (D)		$240	251
CSC Holdings
6.750%, 11/15/2021		160	164
Expedia Group
6.250%, 05/01/2025 (D)		24	28
Falabella
3.750%, 10/30/2027		300	323
General Motors
6.800%, 10/01/2027		201	249
6.125%, 10/01/2025		145	170
General Motors Financial
5.100%, 01/17/2024		858	949
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	416
Harley-Davidson Financial Services
3.350%, 06/08/2025 (D)		1,308	1,370
Hilton Domestic Operating
4.000%, 05/01/2031 (D)		1,074	1,074
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (D)		300	292
Las Vegas Sands
3.200%, 08/08/2024		350	365
2.900%, 06/25/2025		600	614
Lear
3.800%, 09/15/2027		97	106
3.500%, 05/30/2030		312	325
Levi Strauss
3.500%, 03/01/2031 (D)		401	387
Marriott International
5.750%, 05/01/2025		68	78
Mattel
3.750%, 04/01/2029 (D)		339	343
3.375%, 04/01/2026 (D)		338	349
MercadoLibre
2.375%, 01/14/2026		200	198
Newell Brands
4.875%, 06/01/2025		71	78
4.700%, 04/01/2026		289	320
Nissan Motor
4.345%, 09/17/2027 (D)		1,086	1,181

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ralph Lauren
2.950%, 06/15/2030	$1,299	$1,339
Ross Stores
4.700%, 04/15/2027	842	958
Royal Caribbean Cruises
11.500%, 06/01/2025 (D)	525	612
10.875%, 06/01/2023 (D)	292	336
Time Warner Cable
4.500%, 09/15/2042	330	352
Wynn Macau
5.625%, 08/26/2028 (D)	348	364

		17,150

Consumer Staples — 1.0%
Albertsons
3.500%, 03/15/2029 (D)	408	389
Altria Group
4.800%, 02/14/2029	167	192
3.400%, 05/06/2030	745	777
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	755	970
4.600%, 06/01/2060	444	499
BAT Capital
4.700%, 04/02/2027	475	534
2.726%, 03/25/2031	521	506
2.259%, 03/25/2028	1,337	1,315
BRF GmbH
4.350%, 09/29/2026	299	306
Cencosud
5.150%, 02/12/2025	724	808
Coca-Cola Femsa
2.750%, 01/22/2030	326	330
1.850%, 09/01/2032	320	292
InRetail Consumer
3.250%, 03/22/2028 (D)	321	319
Tyson Foods
3.950%, 08/15/2024	715	781
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	7

		8,025

Energy — 1.5%
Baker Hughes a GE
3.337%, 12/15/2027	501	535
BP Capital Markets America
2.939%, 06/04/2051	1,261	1,122
Cenovus Energy
5.375%, 07/15/2025	248	278
4.250%, 04/15/2027	52	56
Chevron USA
5.250%, 11/15/2043	593	765

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enbridge Energy Partners
7.375%, 10/15/2045	$688	$971
Energy Transfer
6.250%, 04/15/2049	413	483
Energy Transfer Operating
5.200%, 02/01/2022	465	477
Eni
4.250%, 05/09/2029 (D)	900	1,004
Husky Energy
4.400%, 04/15/2029	1,334	1,423
Marathon Petroleum
6.500%, 03/01/2041	175	232
5.125%, 12/15/2026	227	265
Oleoducto Central
4.000%, 07/14/2027 (D)	438	463
ONEOK
6.350%, 01/15/2031	142	178
Pertamina Persero MTN
6.450%, 05/30/2044	450	557
Petroleos Mexicanos
6.840%, 01/23/2030	181	184
Petroleos Mexicanos MTN
6.750%, 09/21/2047	380	326
Saudi Arabian Oil
2.250%, 11/24/2030 (D)	328	314
Tengizchevroil Finance International
3.250%, 08/15/2030 (D)	262	261
TransCanada PipeLines
6.100%, 06/01/2040	915	1,185
Transocean Poseidon
6.875%, 02/01/2027 (D)	294	272
Valero Energy
2.700%, 04/15/2023	488	507
Williams
3.900%, 01/15/2025	217	235

		12,093

Financials — 5.1%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	269	301
AIB Group MTN
4.750%, 10/12/2023 (D)	300	328
Aircastle
5.250%, 08/11/2025 (D)	456	497
5.000%, 04/01/2023	37	39
4.400%, 09/25/2023	454	484
4.250%, 06/15/2026	62	66
4.125%, 05/01/2024	181	191
2.850%, 01/26/2028 (D)	904	860
Alleghany
3.625%, 05/15/2030	931	1,003

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	241

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
3.622%, VAR ICE LIBOR USD 3 Month+3.428%(F)	$66	$66
3.469%, VAR ICE LIBOR USD 3 Month+3.285%(F)	521	516
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (D)	400	448
Aviation Capital Group
5.500%, 12/15/2024 (D)	455	509
4.875%, 10/01/2025 (D)	182	198
4.375%, 01/30/2024 (D)	161	171
4.125%, 08/01/2025 (D)	6	6
3.875%, 05/01/2023 (D)	395	412
3.500%, 11/01/2027 (D)	165	170
2.875%, 01/20/2022 (D)	75	76
1.950%, 01/30/2026 (D)	442	430
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (D)(F)	755	755
Banco Santander
5.179%, 11/19/2025	1,200	1,365
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (D)	364	409
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(F)	362	405
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(F)	233	268
Bank of America MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023 (F)	1,200	1,226
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%(F)	203	220
Barclays
3.684%, 01/10/2023	695	711
BNP Paribas
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (D)(F)	320	313
Capital One Financial
3.991%, VAR ICE LIBOR USD 3 Month+3.800%(F)	403	401
2.600%, 05/11/2023	416	433
CDBL Funding 1 MTN
3.500%, 10/24/2027	620	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%(F)	$409	$453
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.168%(F)	756	765
China Cinda 2020 I Management MTN
3.125%, 03/18/2030	635	640
CITIC MTN
2.850%, 02/25/2030	343	340
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(F)	311	326
4.672%, VAR ICE LIBOR USD 3 Month+4.478%(F)	283	284
4.289%, VAR ICE LIBOR USD 3 Month+4.095%(F)	320	318
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.597%(F)	359	363
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	728
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(D)(F)	200	216
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(F)	645	682
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(D)(F)	365	389
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (D)	900	958
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	315	341
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	347	348
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	507
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(F)	1,308	1,452
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(F)	247	262

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	$728	$749
1.790%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	926
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)	145	168
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	261	288
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	552	604
ING Groep
1.726%, VAR United States Secured Overnight Financing Rate+1.005%, 04/01/2027	1,191	1,189
JPMorgan Chase
4.005%, VAR ICE LIBOR USD 3 Month+3.800%(F)	289	290
3.682%, VAR ICE LIBOR USD 3 Month+3.470%(F)	349	348
3.522%, VAR ICE LIBOR USD 3 Month+3.320%(F)	171	170
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	605	621
Lincoln National
4.200%, 03/15/2022	355	368
MetLife
5.700%, 06/15/2035	80	108
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	275	285
Morgan Stanley
4.051%, VAR ICE LIBOR USD 3 Month+3.810%(F)	883	883
3.851%, VAR ICE LIBOR USD 3 Month+3.610%(F)	84	84
Morgan Stanley MTN
5.000%, 11/24/2025	171	197
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	854	931
Natwest Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%(F)	425	435
2.523%, VAR ICE LIBOR USD 3 Month+2.320%(F)	600	585
Navient
6.625%, 07/26/2021	770	784
Navient MTN
7.250%, 01/25/2022	52	54
OEC Finance
7.125%, 12/26/2046 (D)	240	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
4.400%, 07/13/2027	$405	$450
SLM
4.200%, 10/29/2025	699	734
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%(D)(F)	200	217
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(F)	412	431
1.722%, VAR ICE LIBOR USD 3 Month+1.510%(D)(F)	400	374
Standard Chartered MTN
4.300%, 02/19/2027 (D)	475	514
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026	63	67
Synchrony Financial
4.500%, 07/23/2025	945	1,046
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%(F)	829	903
UBS Group
7.125%, VAR USSW5YF+5.883%(F)	606	617
UniCredit
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.300%, 09/22/2026 (D)	1,335	1,340
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(F)	474	520
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	276
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%(F)	327	330
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	433	447

		41,677

Health Care — 0.5%
Banner Health
1.897%, 01/01/2031	250	238
Centene
4.250%, 12/15/2027	146	153
Cigna
4.375%, 10/15/2028	382	435
4.125%, 11/15/2025	286	319
3.750%, 07/15/2023	87	93

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	243

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
5.050%, 03/25/2048		$513	$628
Sutter Health
1.321%, 08/15/2025		630	628
Takeda Pharmaceutical
4.400%, 11/26/2023		820	896
Utah Acquisition Sub
3.950%, 06/15/2026		437	481

			3,871

Industrials — 0.9%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		190	222
4.450%, 04/03/2026		173	187
Air Lease
3.875%, 07/03/2023		75	80
3.625%, 04/01/2027		40	42
Air Lease MTN
4.250%, 02/01/2024		296	321
2.875%, 01/15/2026		244	253
Alfa
5.250%, 03/25/2024 (D)		660	722
Allison Transmission
3.750%, 01/30/2031 (D)		605	586
Delta Air Lines
4.750%, 10/20/2028 (D)		475	516
4.500%, 10/20/2025 (D)		409	436
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (D)		236	259
5.400%, 02/01/2027		670	698
ENA Master Trust
4.000%, 05/19/2048 (D)		272	276
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	150	220
GFL Environmental
3.500%, 09/01/2028 (D)		$610	592
Lima Metro Line 2 Finance
5.875%, 07/05/2034		234	274
4.350%, 04/05/2036 (D)		225	238
Odebrecht Holdco Finance
0.000%, 09/10/2058 (B)(D)		294	7
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)		409	432
Southwest Airlines
5.250%, 05/04/2025		513	584
TransDigm
6.250%, 03/15/2026 (D)		405	429
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	149

			7,523

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.0%
Broadcom
5.000%, 04/15/2030		$243	$276
4.150%, 11/15/2030		855	924
4.110%, 09/15/2028		688	751
3.500%, 01/15/2028		161	171
3.500%, 02/15/2041 (D)		558	531
Infor
1.750%, 07/15/2025 (D)		340	343
Mastercard
3.300%, 03/26/2027		330	362
Micron Technology
4.185%, 02/15/2027		1,182	1,312
NXP BV
2.700%, 05/01/2025 (D)		106	111
Oracle
2.500%, 04/01/2025		834	875
Prosus
3.680%, 01/21/2030 (D)		569	587
SK Hynix
2.375%, 01/19/2031 (D)		290	274
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	403
2.390%, 06/03/2030		320	309
1.810%, 01/26/2026 (D)		649	651

			7,880

Materials — 1.1%
Alpek
4.250%, 09/18/2029 (D)		203	215
3.250%, 02/25/2031 (D)		483	478
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (D)		538	532
Axalta Coating Systems
3.375%, 02/15/2029 (D)		648	632
Cemex
3.875%, 07/11/2031 (D)		610	595
DuPont de Nemours
4.493%, 11/15/2025		690	779
4.205%, 11/15/2023		690	749
Eastman Chemical Co
3.800%, 03/15/2025		318	346
Fresnillo
4.250%, 10/02/2050 (D)		1,335	1,312
GUSAP III
4.250%, 01/21/2030 (D)		675	710
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (D)		342	372
Industrias Penoles
4.750%, 08/06/2050 (D)		295	305
INEOS Quattro Finance 2
2.500%, 01/15/2026 (D)	EUR	333	391

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ingevity
3.875%, 11/01/2028 (D)	$537	$521
Inversiones CMPC
4.375%, 05/15/2023	389	410
Nutrition & Biosciences
1.832%, 10/15/2027 (D)	232	227
Suzano Austria GmbH
3.750%, 01/15/2031	173	179
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)	170	175

		8,928

Real Estate — 0.0%
Host Hotels & Resorts
3.750%, 10/15/2023	16	17
Rexford Industrial Realty
2.125%, 12/01/2030	266	248

		265

Utilities — 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	304	315
Chile Electricity PEC
0.000%, 01/25/2028 (B)(D)	523	426
Comision Federal de Electricidad
3.348%, 02/09/2031 (D)	687	660
Enel Chile
4.875%, 06/12/2028	650	752
Israel Electric
5.000%, 11/12/2024 (D)	792	889
NextEra Energy Capital Holdings
2.750%, 05/01/2025	170	179
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	230	280
Star Energy Geothermal Darajat II
4.850%, 10/14/2038 (D)	340	370
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	76

		3,947

Total Corporate Obligations
(Cost $116,868) ($ Thousands)		119,406

MORTGAGE-BACKED SECURITIES — 9.5%

Agency Mortgage-Backed Obligations — 1.8%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.044%, VAR ICE LIBOR USD 1 Month+6.150%,06/15/2047	1,701	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4727, Cl SA, IO
6.094%, VAR ICE LIBOR USD 1 Month+6.200%,11/15/2047	$1,362	$294
FHLMC CMO, Ser 2020-4976, Cl MI, IO
4.500%,05/25/2050	3,161	577
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.991%, VAR ICE LIBOR USD 1 Month+6.100%,06/25/2050	4,291	728
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%,09/25/2050	2,421	447
FNMA CMO, Ser 2011-131, Cl ST, IO
6.431%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	858	170
FNMA CMO, Ser 2014-17, Cl SA, IO
5.941%, VAR ICE LIBOR USD 1 Month+6.050%,04/25/2044	2,175	532
FNMA CMO, Ser 2014-78, Cl SE, IO
5.991%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	1,388	267
FNMA CMO, Ser 2016-77, Cl DS, IO
5.891%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	1,384	296
FNMA CMO, Ser 2017-62, Cl AS, IO
6.041%, VAR ICE LIBOR USD 1 Month+6.150%,08/25/2047	1,632	342
FNMA CMO, Ser 2017-81, Cl SA, IO
6.091%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	1,731	407
FNMA CMO, Ser 2017-97, Cl LS, IO
6.091%, VAR ICE LIBOR USD 1 Month+6.200%,12/25/2047	1,939	482
FNMA CMO, Ser 2020-26, Cl GS, IO
5.891%, VAR ICE LIBOR USD 1 Month+6.000%,05/25/2050	2,188	379
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%,12/25/2050	5,097	846
FNMA TBA
2.500%,04/01/2043	7,725	7,922
GNMA CMO, Ser 2017-122, Cl SA, IO
6.089%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2047	1,185	263
GNMA CMO, Ser 2017-134, Cl SE, IO
6.089%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2047	1,113	223

		14,582

Non-Agency Mortgage-Backed Obligations — 7.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	61	54
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,08/25/2036	251	196

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	245

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	$218	$161
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	137	124
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.106%, VAR ICE LIBOR USD 1 Month+1.000%,06/15/2035 (D)	1,000	999
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%,03/10/2037 (D)(F)	365	327
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.106%, VAR ICE LIBOR USD 1 Month+1.000%,11/15/2033 (D)	1,610	1,572
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.246%, VAR ICE LIBOR USD 1 Month+2.140%,10/15/2037 (D)	744	748
Bellemeade Re, Ser 2018-3A, Cl M1B
1.959%, VAR ICE LIBOR USD 1 Month+1.850%,10/25/2028 (D)	311	313
Bellemeade Re, Ser 2019-1A, Cl M1B
1.859%, VAR ICE LIBOR USD 1 Month+1.750%,03/25/2029 (D)	675	668
Bellemeade Re, Ser 2019-2A, Cl M1C
2.109%, VAR ICE LIBOR USD 1 Month+2.000%,04/25/2029 (D)	481	483
Bellemeade Re, Ser 2019-3A, Cl M1C
2.059%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (D)	340	339
Bellemeade Re, Ser 2019-3A, Cl M1B
1.709%, VAR ICE LIBOR USD 1 Month+1.600%,07/25/2029 (D)	466	468
Bellemeade Re, Ser 2019-4A, Cl M1B
2.109%, VAR ICE LIBOR USD 1 Month+2.000%,10/25/2029 (D)	675	676
Bellemeade Re, Ser 2020-2A, Cl M1B
3.309%, VAR ICE LIBOR USD 1 Month+3.200%,08/26/2030 (D)	403	406
Bellemeade Re, Ser 2020-3A, Cl M1B
2.959%, VAR ICE LIBOR USD 1 Month+2.850%,10/25/2030 (D)	266	269
Bellemeade Re, Ser 2020-4A, Cl M2A
2.709%, VAR ICE LIBOR USD 1 Month+2.600%,06/25/2030 (D)	320	320
Bellemeade Re, Ser 2021-1A, Cl M1C
2.967%, VAR SOFR30A+2.950%,03/25/2031 (D)	437	437
BHMS, Ser 2018-ATLS, Cl A
1.356%, VAR ICE LIBOR USD 1 Month+1.250%,07/15/2035 (D)	774	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2018-EXCL, Cl A
1.194%, VAR ICE LIBOR USD 1 Month+1.088%,09/15/2037 (D)	$867	$841
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%,11/15/2050 (F)	1,115	1,220
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	670	725
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (D)	915	954
Chase Mortgage Finance Trust, Ser 2007- S5, Cl 1A17
6.000%,07/25/2037	108	75
Chase Mortgage Finance, Ser 2019-CL1, Cl M3
2.209%, VAR ICE LIBOR USD 1 Month+2.100%,04/25/2047 (D)	140	142
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%,05/25/2036	150	107
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%,09/25/2036	70	47
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.419%,04/10/2046 (D)(F)	343	346
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	980	1,046
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2048	435	479
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	540	590
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, (F)	411	450
CLNY Trust, Ser 2019-IKPR, Cl D
2.131%, VAR ICE LIBOR USD 1 Month+2.025%,11/15/2038 (D)	680	661
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.759%,07/10/2046 (D)(F)	740	752
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	870	935
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%,02/10/2035 (D)	200	212
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	545	598

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	$250	$269
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (D)	112	112
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.509%, VAR ICE LIBOR USD 1
Month+2.400%,04/25/2031 (D)	242	242
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.409%, VAR ICE LIBOR USD 1
Month+2.300%,08/25/2031 (D)	146	146
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.259%, VAR ICE LIBOR USD 1
Month+2.150%,09/25/2031 (D)	76	76
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.209%, VAR ICE LIBOR USD 1
Month+2.100%,06/25/2039 (D)	218	218
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.109%, VAR ICE LIBOR USD 1
Month+2.000%,07/25/2039 (D)	120	120
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.209%, VAR ICE LIBOR USD 1
Month+2.100%,09/25/2039 (D)	310	311
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.209%, VAR ICE LIBOR USD 1
Month+2.100%,10/25/2039 (D)	564	564
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.109%, VAR ICE LIBOR USD 1
Month+2.000%,01/25/2040 (D)	457	456
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%,06/15/2057	436	470
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%,11/15/2048	1,090	1,196
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.140%, VAR ICE LIBOR USD 1
Month+1.030%,12/19/2030 (D)	761	760
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.489%, VAR ICE LIBOR USD 1
Month+0.380%,12/25/2036	391	194
Eagle RE, Ser 2020-1, Cl M1A
1.009%, VAR ICE LIBOR USD 1
Month+0.900%,01/25/2030 (D)	790	788

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.017%, VAR
SOFR30A+2.000%,01/25/2051 (D)	$152	$152
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.809%, VAR ICE LIBOR USD 1
Month+1.700%,01/25/2050 (D)	667	665
FHLMC STACR Remic Trust, Ser 2020-DNA5, Cl M2
2.817%, VAR
SOFR30A+2.800%,10/25/2050 (D)	740	744
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.159%, VAR ICE LIBOR USD 1
Month+2.050%,07/25/2049 (D)	52	52
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.059%, VAR ICE LIBOR USD 1
Month+1.950%,10/25/2049 (D)	467	467
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.259%, VAR ICE LIBOR USD 1
Month+2.150%,11/25/2048 (D)	363	359
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.959%, VAR ICE LIBOR USD 1
Month+1.850%,09/25/2049 (D)	319	317
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.609%, VAR ICE LIBOR USD 1
Month+2.500%,03/25/2030	450	459
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M2
3.659%, VAR ICE LIBOR USD 1
Month+3.550%,08/25/2029	633	649
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.759%, VAR ICE LIBOR USD 1
Month+2.650%,12/25/2029	649	653
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
2.759%, VAR ICE LIBOR USD 1
Month+2.650%,12/25/2029	230	231
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA3, Cl M2
2.459%, VAR ICE LIBOR USD 1
Month+2.350%,04/25/2030	684	693
First Horizon Alternative Mortgage
Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	147	101
FNMA Connecticut Avenue Securities,
Ser 2015-C01, Cl 1M2 4.409%, VAR ICE LIBOR USD 1
Month+4.300%,02/25/2025	257	260

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	247

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities,
Ser 2015-C02, Cl 2M2 4.109%, VAR ICE LIBOR USD 1
Month+4.000%,05/25/2025	$98	$99
FNMA Connecticut Avenue Securities,
Ser 2015-C02, Cl 1M2 4.109%, VAR ICE LIBOR USD 1
Month+4.000%,05/25/2025	342	346
FNMA Connecticut Avenue Securities,
Ser 2015-C03, Cl 1M2 5.109%, VAR ICE LIBOR USD 1
Month+5.000%,07/25/2025	343	352
FNMA Connecticut Avenue Securities,
Ser 2015-C03, Cl 2M2 5.109%, VAR ICE LIBOR USD 1
Month+5.000%,07/25/2025	207	209
FNMA Connecticut Avenue Securities,
Ser 2015-C04, Cl 1M2 5.809%, VAR ICE LIBOR USD 1
Month+5.700%,04/25/2028	143	152
FNMA Connecticut Avenue Securities,
Ser 2016-C05, Cl 2M2 4.559%, VAR ICE LIBOR USD 1
Month+4.450%,01/25/2029	471	490
FNMA Connecticut Avenue Securities,
Ser 2016-C06, Cl 1M2 4.359%, VAR ICE LIBOR USD 1
Month+4.250%,04/25/2029	179	187
FNMA Connecticut Avenue Securities,
Ser 2016-C07, Cl 2M2 4.459%, VAR ICE LIBOR USD 1
Month+4.350%,05/25/2029	158	165
FNMA Connecticut Avenue Securities,
Ser 2017-C01, Cl 1M2 3.659%, VAR ICE LIBOR USD 1
Month+3.550%, 07/25/2029	480	494
FNMA Connecticut Avenue Securities,
Ser 2017-C02, Cl 2M2C 3.759%, VAR ICE LIBOR USD 1
Month+3.650%,09/25/2029	719	740
FNMA Connecticut Avenue Securities,
Ser 2017-C04, Cl 2M2 2.959%, VAR ICE LIBOR USD 1
Month+2.850%,11/25/2029	595	602
GS Mortgage Securities Trust,
Ser 2011- GC5, Cl D 5.406%,08/10/2044 (D)	13	8
GS Mortgage Securities Trust,
Ser 2014- GC18, Cl D 4.989%,01/10/2047 (D)	679	222
GS Mortgage Securities Trust,
Ser 2014- GC22, Cl A5 3.862%,06/10/2047	789	855

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Ser 2018- GS9, Cl A4 3.992%, (F)	$1,350	$1,510
GS Mortgage Securities Trust,
Ser 2019- BOCA, Cl A 1.306%, VAR ICE LIBOR USD 1
Month+1.200%,06/15/2038 (D)	331	332
GS Mortgage Securities Trust,
Ser 2019-SMP, Cl A 1.256%, VAR ICE LIBOR USD 1
Month+1.150%,08/15/2032 (D)	450	450
Home RE, Ser 2020-1, Cl M1B
3.359%, VAR ICE LIBOR USD 1
Month+3.250%,10/25/2030 (D)	620	631
HomeBanc Mortgage Trust,
Ser 2005-1,Cl A1
0.609%, VAR ICE LIBOR USD 1
Month+0.500%,03/25/2035	94	85
JPMBB Commercial Mortgage SecuritiesTrust,
Ser 23014-C21, Cl A5 3.775%,08/15/2047	925	998
JPMBB Commercial Mortgage Securities Trust,2
Ser 2014-C22, Cl XA, IO 0.829%, (F)	17,692	420
JPMBB Commercial Mortgage Securities Trust,
Ser 2015-C30, Cl A5 3.822%,07/15/2048	540	594
JPMBB Commercial Mortgage Securities Trust,
Ser 2015-C31, Cl A3 3.801%,08/15/2048	1,092	1,192
JPMCC Commercial Mortgage Securities Trust,
Ser 2017-JP7, Cl XA,IO 1.051%, (F)	6,625	311
JPMorgan Chase Commercial Mortgage Securities Trust,
Ser 2014-C20, Cl A5 3.805%,07/15/2047	900	971
JPMorgan Chase Commercial Mortgage Securities Trust,
Ser 2020-NNN, Cl EFL 1.956%, VAR ICE LIBOR USD 1
Month+1.850%,01/16/2037 (D)	67	66
LB-UBS Commercial Mortgage Trust,
Ser 2006-C6, Cl AJ 5.452%,09/15/2039 (F)	211	122
LSTAR Commercial Mortgage Trust,
Ser 2016-4, Cl A2 2.579%,03/10/2049 (D)	853	866
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser 2014-C16, Cl A5 3.892%,06/15/2047	920	993
Morgan Stanley Capital I Trust,
Ser 2015- XLF2, Cl SNMA 2.056%, VAR ICE LIBOR USD 1
Month+1.950%,11/15/2026 (D)	204	177

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4

3.596%, 12/15/2049	$835	$908

Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1

2.009%, VAR ICE LIBOR USD 1 Month+1.900%, 11/26/2029 (D)	553	554

Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A

0.890%, VAR ICE LIBOR USD 1 Month+0.784%, 07/15/2033 (D)	910	904

Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A

1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 07/15/2036 (D)	313	314

Oaktown Re V, Ser 2020-2A, Cl M1B 3.709%, VAR ICE LIBOR USD 1

Month+3.600%, 10/25/2030 (D)	1,107	1,125

PMT Credit Risk Transfer Trust, Ser 2019- 1R, Cl A

2.115%, VAR ICE LIBOR USD 1 Month+2.000%, 03/27/2024 (D)	148	141

PMT Credit Risk Transfer Trust, Ser 2019- 2R, Cl A

2.859%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (D)	315	311

PMT Credit Risk Transfer Trust, Ser 2019- 3R, Cl A

2.809%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (D)	93	94

PMT Credit Risk Transfer Trust, Ser 2020- 1R, Cl A

2.459%, VAR ICE LIBOR USD 1 Month+2.350%, 02/27/2023 (D)	314	312

Radnor RE, Ser 2019-1, Cl M1B 2.059%, VAR ICE LIBOR USD 1

Month+1.950%, 02/25/2029 (D)	423	424

Radnor RE, Ser 2019-2, Cl M1B 1.859%, VAR ICE LIBOR USD 1

Month+1.750%, 06/25/2029 (D)	486	485

Radnor RE, Ser 2020-1, Cl M1A 1.059%, VAR ICE LIBOR USD 1

Month+0.950%, 02/25/2030 (D)	289	289

Radnor RE, Ser 2020-2, Cl M1C 4.709%, VAR ICE LIBOR USD 1

Month+4.600%, 10/25/2030 (D)	446	455

STACR Trust, Ser 2018-DNA3, Cl M2 2.209%, VAR ICE LIBOR USD 1

Month+2.100%, 09/25/2048 (D)	295	294

Starwood Retail Property Trust, Ser 2014- STAR, Cl A

1.576%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/2027 (D)	1,611	1,184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

Traingle Re, Ser 2020-1, Cl M1B 4.009%, VAR ICE LIBOR USD 1

Month+3.900%, 10/25/2030 (D)	$1,274	$1,294

Traingle Re, Ser 2021-1, Cl M1B 3.109%, VAR ICE LIBOR USD 1

Month+3.000%, 08/25/2033 (D)	455	455

UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4

4.313%, 05/15/2051	1,155	1,310

UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4

3.983%, 02/15/2051	900	998

UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4

4.117%, (F)	1,410	1,574

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5

2.850%, 12/10/2045	596	614

Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C

4.463%, (F)	441	418

Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4

3.789%, 09/15/2048	483	522

Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO

1.922%, (F)	3,707	279

Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C

4.316%, (F)	925	965

Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5

4.302%, 01/15/2052	106	120

Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2

5.609%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (D)	82	66

Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2

5.359%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (D)	277	220

		62,506

Total Mortgage-Backed Securities (Cost $75,729) ($ Thousands)		77,088

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	249

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%

FFCB

0.440%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	$1,200	$1,207

0.390%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	7,900	7,962

0.320%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,511

0.300%, 09/01/2023	300	300

0.290%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	3,000	3,007

0.145%, VAR United States Secured Overnight Financing Rate+0.135%, 11/06/2023	2,000	2,004

0.100%, VAR United States Secured Overnight Financing Rate+0.090%, 09/23/2022	500	500

0.070%, VAR United States Secured Overnight Financing Rate+0.060%, 01/13/2023	1,400	1,401

FHLB

0.620%, 02/26/2026	200	196

0.600%, 04/28/2023	1,000	1,000

FHLB DN(A)

0.330%, 06/18/2009 (B)	2,000	2,000

FHLMC

0.450%, 05/26/2023	1,000	1,001

0.400%, 05/24/2024	400	399

0.375%, 05/05/2023	1,000	1,004

0.375%, 07/21/2025	1,400	1,377

0.350%, 01/27/2023	1,200	1,201

FHLMC MTN

0.200%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022	1,000	1,002

0.160%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022	2,000	2,003

0.155%, VAR United States Secured Overnight Financing Rate+0.145%, 12/09/2021	1,500	1,501

0.140%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022	2,600	2,604

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

FNMA

0.625%, 04/22/2025	$1,300	$1,296

0.500%, 06/17/2025	1,500	1,485

0.400%, 07/20/2023	400	400

0.400%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	2,100	2,108

0.375%, 06/14/2024	700	700

0.370%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022	2,300	2,307

0.360%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	3,800	3,813

0.330%, VAR United States Secured Overnight Financing Rate+0.320%, 10/22/2021	1,800	1,803

0.310%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022	1,700	1,704

0.250%, 05/22/2023	1,500	1,502

0.250%, 07/10/2023	1,100	1,101

0.250%, 11/27/2023	100	100

0.120%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022	1,000	1,001

Total U.S. Government Agency Obligations (Cost $53,401) ($ Thousands)		53,500

ASSET-BACKED SECURITIES — 1.9%
Automotive — 0.5%

Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A

2.990%, 06/20/2022 (D)	323	324

Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A

3.700%, 09/20/2024 (D)	930	991

Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A

4.000%, 03/20/2025 (D)	1,080	1,171

Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B

2.580%, 08/15/2023 (D)	553	555

First Investors Auto Owner Trust, Ser 2020- 1A, Cl A

1.490%, 01/15/2025 (D)	296	298

Flagship Credit Auto Trust, Ser 2016-4, Cl D

3.890%, 11/15/2022 (D)	439	444

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing II, Ser 2017-1A, Cl A

2.960%, 10/25/2021 (D)	$183	$184

Hertz Vehicle Financing II, Ser 2018-1A, Cl A

3.290%, 02/25/2024 (D)	74	74

Hertz Vehicle Financing II, Ser 2019-1A, Cl A

3.710%, 03/25/2023 (D)	85	85

Hertz Vehicle Financing II, Ser 2019-2A, Cl A

3.420%, 05/25/2025 (D)	112	112

		4,238

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A

2.090%, 07/17/2024 (D)	437	437

World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M

3.810%, 07/15/2025	710	720

World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M

3.040%, 04/15/2026	770	790

		1,947

Other Asset-Backed Securities — 1.2%

Affirm Asset Securitization Trust, Ser 2020- A, Cl A

2.100%, 02/18/2025 (D)	552	558

Ballyrock CLO 15, Ser 2021-1A, Cl C

3.266%, VAR ICE LIBOR USD 3 Month+3.100%, 04/15/2034 (D)	600	600

Dryden 77 CLO, Ser 2020-77A, Cl A

2.182%, VAR ICE LIBOR USD 3 Month+2.000%, 05/20/2031 (D)	500	502

Dryden 78 CLO, Ser 2020-78A, Cl C

2.173%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (D)	620	624

Dryden 78 CLO, Ser 2020-78A, Cl D

3.223%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (D)	320	318

Elevation CLO, Ser 2020-11A, Cl C

2.441%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (D)	550	550

Goldentree Loan Management US CLO 7, Ser 2020-7A, Cl A

2.124%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (D)	755	755

Hardee’s Funding, Ser 2018-1A, Cl A23

5.710%, 06/20/2048 (D)	390	432

Hardee’s Funding, Ser 2020-1A, Cl A2

3.981%, 12/20/2050 (D)	271	280

HFX, Ser 2017-1A

3.647%, 03/15/2035	830	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)

Invitation Homes Trust, Ser 2018-SFR2, Cl C

1.386%, VAR ICE LIBOR USD 1 Month+1.280%, 06/17/2037 (D)	$228	$229

Invitation Homes Trust, Ser 2018-SFR3, Cl C

1.408%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (D)	400	401

Kayne CLO 7, Ser 2020-7A, Cl C

2.223%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (D)	280	282

Magnetite XXVI, Ser 2020-26A, Cl A

1.991%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (D)	1,042	1,045

Marlette Funding Trust, Ser 2018-4A, Cl A

3.710%, 12/15/2028 (D)	6	6

Marlette Funding Trust, Ser 2020-1A, Cl A

2.240%, 03/15/2030 (D)	61	61

Neighborly Issuer, Ser 2021-1A, Cl A2

3.584%, 04/30/2051 (D)	329	330

OCP CLO, Ser 2020-18A, Cl A

2.024%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2030 (D)	758	758

Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A

3.190%, 07/15/2025 (D)	8	9

SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2

2.820%, 11/25/2026 (D)	25	25

SoFi Consumer Loan Program, Ser 2017-5, Cl A2

2.780%, 09/25/2026 (D)	114	115

SoFi Consumer Loan Program, Ser 2018-3, Cl A2

3.670%, 08/25/2027 (D)	60	60

Upstart Securitization Trust, Ser 2020-3, Cl A

1.702%, 11/20/2030 (D)	398	402

Voya CLO, Ser 2020-1A, Cl DR

3.091%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (D)	250	248

		9,457

Total Asset-Backed Securities (Cost $15,437) ($ Thousands)		15,642

SOVEREIGN DEBT — 1.8%

Abu Dhabi Government International Bond MTN

2.500%, 04/16/2025 (D)	477	503

Brazil Notas do Tesouro Nacional, Ser F

10.000%, 01/01/2023	BRL 25,639	4,784

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	251

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)

Canadian Government Real Return Bond

0.500%, 12/01/2050	CAD 3,392	$2,918

Colombia Government International Bond

3.125%, 04/15/2031	$ 225	220

Dominican Republic International Bond

4.875%, 09/23/2032 (D)	923	941

Egypt Government International Bond MTN

5.875%, 02/16/2031 (D)	805	754

Financiera de Desarrollo

2.400%, 09/28/2027 (D)	1,068	1,053

Israel Government International Bond

3.875%, 07/03/2050	503	553

Malaysia Government International Bond

3.882%, 03/10/2022	MYR 4,695	1,153

Oman Government International Bond

6.250%, 01/25/2031 (D)	$ 253	265

4.875%, 02/01/2025	200	208

Qatar Government International Bond

3.400%, 04/16/2025 (D)	298	324

Saudi Government International Bond MTN

2.900%, 10/22/2025 (D)	544	577

Uruguay Government International Bond

4.375%, 01/23/2031	187	216

Total Sovereign Debt

(Cost $14,918) ($ Thousands)		14,469

	Shares
FOREIGN COMMON STOCK — 0.3%

Ireland — 0.1%

Accenture PLC, Cl A	1,656	458

United Kingdom — 0.2%

Alkermes PLC *	111	2

Atlassian Corp PLC, Cl A *	500	105

Cushman & Wakefield PLC *‡	4,838	79

Horizon Therapeutics PLC *	2,028	187

LivaNova PLC *	557	41

Medtronic PLC	12,149	1,435

Perrigo Co PLC	430	18

Royalty Pharma PLC, Cl A	1,200	52

		1,919

Total Foreign Common Stock

(Cost $1,628) ($ Thousands)		2,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.3%
California — 0.1%

California State, GO

5.700%, 11/01/2021	$645	$665

New York — 0.1%

City of New York, Ser D, GO

1.923%, 08/01/2031	535	498

Port Authority of New York & New Jersey,

Ser AAA, RB

1.086%, 07/01/2023	515	523

		1,021

West Virginia — 0.1%

Tobacco Settlement Finance Authority, RB

Callable 12/01/2030 @ 100

3.000%, 06/01/2035	600	616

Total Municipal Bonds

(Cost $2,314) ($ Thousands)		2,302

	Number of Warrants

WARRANTS — 0.0%

Occidental Petroleum, Expires 08/06/2027

Strike Price $22 *	6,651	79

Total Warrants

(Cost $—) ($ Thousands)		79

Total Investments in Securities — 129.9%

(Cost $953,811) ($ Thousands)		$1,053,188

	Shares
COMMON STOCK SOLD SHORT— (13.3)%

Communication Services — (0.6)%

Altice USA Inc, Cl A *	(3,800)	(124)

Cable One Inc	(100)	(183)

Cardlytics Inc *	(100)	(11)

Charter Communications Inc, Cl A *	(1,474)	(910)

Comcast Corp, Cl A	(43,489)	(2,353)

Discovery Inc, Cl C *	(1,100)	(41)

DISH Network Corp, Cl A *	(2,248)	(81)

Interpublic Group of Cos Inc/The	(2,965)	(87)

Liberty Broadband Corp, Cl A *	(458)	(66)

Liberty Broadband Corp, Cl C *	(1,275)	(191)

New York Times Co/The, Cl A	(2,500)	(127)

News Corp, Cl A	(5,900)	(150)

News Corp, Cl B	(768)	(18)

Nexstar Media Group Inc, Cl A	(154)	(22)

Omnicom Group Inc	(841)	(62)

Sirius XM Holdings Inc	(16,000)	(97)

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

ViacomCBS Inc, Cl B	(5,920)	$(267)

		(4,790)

Consumer Discretionary — (8.9)%

Acushnet Holdings Corp	(600)	(25)

Adtalem Global Education Inc *	(347)	(14)

Advance Auto Parts Inc	(529)	(97)

Amazon.com Inc, Cl A *	(1,862)	(5,761)

American Axle & Manufacturing Holdings Inc *	(7,357)	(71)

Aramark	(4,948)	(187)

AutoZone Inc *	(146)	(205)

Best Buy Co Inc	(2,299)	(264)

Bloomin’ Brands Inc	(4,000)	(108)

Booking Holdings Inc *	(395)	(920)

BorgWarner Inc	(13,163)	(610)

Boyd Gaming Corp *	(2,581)	(152)

Bright Horizons Family Solutions Inc *	(1,690)	(290)

Brinker International Inc	(1,041)	(74)

Brunswick Corp/DE	(3,077)	(293)

Burlington Stores Inc *	(663)	(198)

Caesars Entertainment Inc *	(4,399)	(385)

Callaway Golf Co	(3,233)	(86)

Capri Holdings Ltd *	(3,956)	(202)

CarMax Inc *	(1,617)	(215)

Carnival Corp *	(10,671)	(283)

Carter’s Inc	(1,251)	(111)

Carvana Co, Cl A *	(512)	(134)

Cavco Industries Inc *	(56)	(13)

Century Communities Inc *	(1,241)	(75)

Chegg Inc *	(2,100)	(180)

Chipotle Mexican Grill Inc, Cl A *	(649)	(922)

Choice Hotels International Inc	(1,098)	(118)

Churchill Downs Inc	(1,200)	(273)

Cooper Tire & Rubber Co	(3,608)	(202)

Cooper-Standard Holdings Inc *	(900)	(33)

Cracker Barrel Old Country Store Inc	(300)	(52)

Crocs Inc *	(1,814)	(146)

Dana Inc	(8,223)	(200)

Darden Restaurants Inc	(3,260)	(463)

Deckers Outdoor Corp *	(1,034)	(342)

Dollar General Corp	(2,288)	(464)

Dollar Tree Inc *	(1,664)	(190)

Domino’s Pizza Inc	(999)	(367)

Dorman Products Inc *	(1,952)	(200)

DR Horton Inc	(10,859)	(968)

eBay Inc	(6,845)	(419)

Etsy Inc *	(900)	(182)

Expedia Group Inc	(1,167)	(201)

Five Below Inc *	(200)	(38)

Floor & Decor Holdings Inc, Cl A *	(1,100)	(105)

Foot Locker Inc, Cl A	(1,200)	(68)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Ford Motor Co *	(205,792)	$(2,521)

Fox Factory Holding Corp *	(1,822)	(232)

frontdoor Inc *	(200)	(11)

GameStop Corp, Cl A *	(400)	(76)

Gap Inc/The	(1,900)	(57)

Garmin Ltd	(5,299)	(699)

General Motors Co	(64,574)	(3,710)

Gentex Corp	(15,188)	(542)

Gentherm Inc *	(2,300)	(170)

Genuine Parts Co	(2,635)	(305)

G-III Apparel Group Ltd *	(2,400)	(72)

Goodyear Tire & Rubber Co/The	(14,530)	(255)

GoPro Inc, Cl A *	(1,939)	(23)

Grand Canyon Education Inc *	(555)	(59)

Grubhub Inc *	(432)	(26)

H&R Block Inc	(800)	(17)

Hanesbrands Inc	(12,191)	(240)

Harley-Davidson Inc, Cl A	(8,077)	(324)

Hasbro Inc	(4,310)	(414)

Helen of Troy Ltd *	(864)	(182)

Hilton Grand Vacations Inc *	(1,900)	(71)

Hilton Worldwide Holdings Inc *	(6,811)	(824)

Home Depot Inc/The	(9,079)	(2,771)

Installed Building Products Inc	(978)	(108)

iRobot *	(1,147)	(140)

Jack in the Box Inc	(713)	(78)

Johnson Outdoors Inc, Cl A	(205)	(29)

KB Home	(4,435)	(206)

Kohl’s Corp	(1,500)	(89)

Kontoor Brands Inc	(2,100)	(102)

L Brands Inc *	(2,081)	(129)

Las Vegas Sands Corp	(8,359)	(508)

Laureate Education Inc, Cl A *	(900)	(12)

La-Z-Boy Inc, Cl Z	(377)	(16)

LCI Industries	(1,612)	(213)

Lear Corp	(3,464)	(628)

Leggett & Platt Inc	(4,876)	(223)

Lennar Corp, Cl A	(8,901)	(901)

Lennar Corp, Cl B	(700)	(58)

LGI Homes Inc *	(972)	(145)

Lithia Motors Inc, Cl A	(200)	(78)

LKQ Corp *	(3,705)	(157)

Lowe’s Cos Inc	(6,496)	(1,235)

Lululemon Athletica Inc *	(3,572)	(1,096)

M/I Homes Inc *	(738)	(44)

Magnite Inc *	(500)	(21)

Malibu Boats Inc, Cl A *	(1,100)	(88)

Marriott International Inc/MD, Cl A	(6,441)	(954)

Marriott Vacations Worldwide Corp	(1,070)	(186)

Mattel Inc *	(10,669)	(213)

McDonald’s Corp	(17,494)	(3,921)

MDC Holdings Inc	(2,586)	(154)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	253

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Meritage Homes Corp *	(1,303)	$(120)

MGM Resorts International	(10,587)	(402)

Mohawk Industries Inc *	(1,766)	(340)

Motorcar Parts of America Inc *	(1,229)	(28)

Murphy USA Inc	(100)	(14)

Nautilus Inc *	(300)	(5)

Newell Brands Inc, Cl B	(13,437)	(360)

NIKE Inc, Cl B	(37,411)	(4,972)

Norwegian Cruise Line Holdings Ltd *	(8,138)	(225)

NVR Inc *	(137)	(645)

Ollie’s Bargain Outlet Holdings Inc *	(522)	(45)

O’Reilly Automotive Inc *	(562)	(285)

Papa John’s International Inc, Cl A	(1,038)	(92)

Peloton Interactive Inc, Cl A *	(7,261)	(816)

Penn National Gaming Inc *	(3,639)	(382)

Perdoceo Education Corp *	(666)	(8)

Planet Fitness Inc, Cl A *	(1,899)	(147)

Polaris Inc	(2,313)	(309)

Pool Corp	(450)	(155)

PulteGroup Inc	(9,436)	(495)

Purple Innovation Inc, Cl A *	(300)	(10)

PVH Corp	(2,263)	(239)

Qurate Retail Inc	(1,700)	(20)

Ralph Lauren Corp, Cl A	(1,250)	(154)

RH *	(200)	(119)

Ross Stores Inc	(3,067)	(368)

Royal Caribbean Cruises Ltd	(4,453)	(381)

Scientific Games Corp, Cl A *	(1,162)	(45)

Service Corp International/US	(4,226)	(216)

Shake Shack Inc, Cl A *	(900)	(101)

Six Flags Entertainment Corp	(606)	(28)

Skechers USA Inc, Cl A *	(4,608)	(192)

Skyline Champion Corp *	(850)	(38)

Smith & Wesson Brands Inc	(2,099)	(37)

Sonos Inc *	(2,896)	(109)

Stamps.com Inc *	(100)	(20)

Standard Motor Products Inc	(2,395)	(100)

Starbucks Corp	(26,605)	(2,907)

Steven Madden Ltd	(2,500)	(93)

Stitch Fix Inc, Cl A *	(400)	(20)

Stoneridge Inc *	(1,630)	(52)

Strategic Education Inc	(360)	(33)

Stride *	(1,700)	(51)

Sturm Ruger & Co Inc	(399)	(26)

Tapestry Inc *	(8,626)	(355)

Target Corp, Cl A	(4,723)	(935)

Taylor Morrison Home Corp, Cl A *	(5,241)	(161)

Tempur Sealy International Inc	(6,644)	(243)

Tenneco Inc, Cl A *	(2,537)	(27)

Terminix Global Holdings Inc *	(2,643)	(126)

Tesla Inc *	(8,708)	(5,816)

Texas Roadhouse Inc, Cl A *	(1,228)	(118)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Thor Industries Inc	(2,925)	$(394)

TJX Cos Inc/The	(9,975)	(660)

Toll Brothers Inc	(4,949)	(281)

TopBuild Corp *	(1,282)	(268)

Tractor Supply Co	(917)	(162)

Travel + Leisure Co	(2,439)	(149)

Tri Pointe Homes Inc *	(6,220)	(127)

Tupperware Brands Corp *	(1,800)	(48)

Ulta Beauty Inc *	(388)	(120)

Under Armour Inc, Cl A *	(6,425)	(142)

Under Armour Inc, Cl C *	(6,679)	(123)

Vail Resorts Inc	(1,047)	(305)

VF Corp	(10,442)	(835)

Vista Outdoor Inc *	(2,340)	(75)

Visteon Corp *	(1,722)	(210)

Wayfair Inc, Cl A *	(376)	(118)

Wendy’s Co/The	(4,028)	(82)

Whirlpool Corp	(2,165)	(477)

Williams-Sonoma Inc	(929)	(166)

Wingstop Inc, Cl A	(700)	(89)

Winnebago Industries	(2,203)	(169)

Wolverine World Wide Inc	(2,146)	(82)

Workhorse Group Inc *	(4,100)	(56)

WW International Inc *	(1,400)	(44)

Wyndham Hotels & Resorts Inc	(2,896)	(202)

Wynn Resorts Ltd	(2,049)	(257)

YETI Holdings Inc *	(2,669)	(193)

Yum China Holdings Inc	(9,882)	(585)

Yum! Brands Inc	(7,598)	(822)

		(72,465)

Information Technology — (2.5)%

Advanced Micro Devices Inc *	(5,622)	(441)

Amphenol Corp, Cl A	(4,684)	(309)

Analog Devices Inc	(1,310)	(203)

Apple Inc	(46,864)	(5,724)

Applied Materials Inc	(5,332)	(712)

Arista Networks Inc *	(444)	(134)

Arrow Electronics Inc, Cl A *	(1,102)	(122)

Broadcom Inc	(2,052)	(951)

CDW Corp/DE	(1,205)	(200)

Ciena Corp *	(1,100)	(60)

Cisco Systems Inc/Delaware	(23,547)	(1,218)

Cognex Corp	(1,068)	(89)

Corning Inc, Cl B	(5,402)	(235)

Dell Technologies Inc, Cl C *	(1,524)	(134)

Enphase Energy Inc *	(429)	(70)

Entegris Inc	(600)	(67)

ePlus Inc *	(200)	(20)

F5 Networks Inc, Cl A *	(397)	(83)

Fabrinet *	(590)	(53)

Hewlett Packard Enterprise Co	(10,554)	(166)

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

HP Inc	(8,755)	$(278)

II-VI Inc *	(482)	(33)

Infinera Corp *	(1,500)	(15)

Inphi Corp *	(300)	(54)

Intel Corp	(20,853)	(1,335)

Jabil Inc	(1,522)	(79)

Juniper Networks Inc	(591)	(15)

Keysight Technologies Inc *	(1,153)	(165)

KLA Corp	(922)	(305)

Lam Research Corp	(838)	(499)

Lumentum Holdings Inc *	(700)	(64)

Marvell Technology Group Ltd	(3,399)	(167)

Microchip Technology Inc	(1,143)	(177)

Micron Technology Inc *	(5,949)	(525)

MKS Instruments Inc	(476)	(88)

Monolithic Power Systems Inc	(322)	(114)

Motorola Solutions Inc	(1,157)	(218)

NetApp Inc	(1,554)	(113)

Novanta Inc *	(200)	(26)

NVIDIA Corp	(2,973)	(1,587)

ON Semiconductor Corp *	(623)	(26)

PC Connection Inc	(200)	(9)

Pure Storage Inc, Cl A *	(1,188)	(26)

Qorvo Inc *	(461)	(84)

QUALCOMM Inc	(5,920)	(785)

Skyworks Solutions Inc	(1,200)	(220)

SolarEdge Technologies Inc *	(307)	(88)

Super Micro Computer Inc *	(2,252)	(88)

SYNNEX Corp	(600)	(69)

Teradyne Inc	(1,129)	(137)

Texas Instruments Inc	(5,307)	(1,003)

Trimble Inc *	(1,124)	(87)

Ubiquiti Inc	(161)	(48)

Universal Display Corp	(154)	(37)

Western Digital Corp	(1,686)	(113)

Xerox Holdings Corp	(1,149)	(28)

Xilinx Inc	(996)	(123)

Zebra Technologies Corp, Cl A *	(361)	(175)

		(19,994)

Materials — (1.3)%

Air Products and Chemicals Inc	(2,914)	(820)

Albemarle Corp	(1,462)	(214)

Alcoa Corp *	(1,900)	(62)

Avery Dennison Corp	(1,328)	(244)

Axalta Coating Systems Ltd *	(827)	(24)

Ball Corp	(4,004)	(339)

Berry Global Group Inc *	(2,202)	(135)

Celanese Corp, Cl A	(1,072)	(161)

CF Industries Holdings Inc	(541)	(25)

Chemours Co/The	(2,100)	(59)

Cleveland-Cliffs Inc	(5,500)	(111)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Commercial Metals Co, Cl A	(1,331)	$(41)

Corteva Inc	(9,528)	(444)

Crown Holdings Inc	(1,763)	(171)

Dow Inc	(9,684)	(619)

DuPont de Nemours Inc	(7,393)	(571)

Eastman Chemical Co	(1,491)	(164)

Ecolab Inc	(3,121)	(668)

Element Solutions Inc	(900)	(16)

FMC Corp	(2,033)	(225)

Freeport-McMoRan Inc, Cl B	(15,797)	(520)

Graphic Packaging Holding Co	(2,560)	(46)

Hecla Mining Co	(3,195)	(18)

Huntsman Corp	(1,331)	(38)

International Flavors & Fragrances Inc	(2,307)	(322)

International Paper Co	(5,193)	(281)

Louisiana-Pacific Corp	(1,326)	(74)

LyondellBasell Industries NV, Cl A	(1,515)	(158)

Martin Marietta Materials Inc, Cl A	(473)	(159)

Mosaic Co/The	(3,039)	(96)

Newmont Corp	(9,915)	(598)

Nucor Corp	(3,565)	(286)

Packaging Corp of America	(1,302)	(175)

PPG Industries Inc	(3,662)	(550)

Reliance Steel & Aluminum Co	(319)	(49)

RPM International Inc	(2,228)	(205)

Scotts Miracle-Gro Co/The, Cl A	(700)	(171)

Sealed Air Corp	(152)	(7)

Sherwin-Williams Co/The, Cl A	(1,114)	(822)

Sonoco Products Co	(512)	(32)

Southern Copper Corp	(1,175)	(80)

Steel Dynamics Inc	(2,754)	(140)

SunCoke Energy Inc	(7,400)	(52)

United States Steel Corp	(1,000)	(26)

Vulcan Materials Co	(1,321)	(223)

Westrock Co	(4,454)	(232)

		(10,473)

Total Common Stock Sold Short

(Proceeds $78,405) ($ Thousands)		(107,722)

FOREIGN COMMON STOCK SOLD SHORT — (0.5)%
United Kingdom — (0.5)%

Adient PLC *	(4,918)	(217)

Amcor PLC	(23,168)	(271)

Aptiv PLC *	(13,862)	(1,912)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	255

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)

Linde PLC	(6,144)	$(1,721)

Total Foreign Common Stock Sold Short (Proceeds $3,186) ($ Thousands)		(4,121)

PREFERRED STOCK SOLD SHORT — 0.0%

Consumer Discretionary — 0.0%

Qurate Retail, 8.000%	(51)	(5)

Total Preferred Stock Sold Short (Proceeds $3) ($ Thousands)		(5)

Total Investments Sold Short — (13.8)% (Proceeds $81,594) ($ Thousands)		$(111,848)

	Contracts
PURCHASED OPTIONS* — 0.2%

Total Purchased Options (G) (Cost $1,435) ($ Thousands)	512	$1,500

WRITTEN OPTIONS* — (0.1)%
Total Written Options (G) (Premiums Received $400) ($ Thousands)	(431)	$(631)

A list of open exchange traded options contracts for the Fund at March 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%

Put Options

CRUDE OIL OPT IPE Jun21P *(A)	18	$46	$60.00	4/17/2021	$34

SOYBEAN OIL OPTN May21P *(A)	125	26	50.00	4/17/2021	61

ZINC SPT OP (LME) May21P *(A)	40	43	2,600.00	5/22/2021	23

		115			118

Call Options

COFFEE ‘C’ FUT OP May21C *(A)	40	$216	110.00	4/17/2021	$203

July 2021, Corn Future*(A)	61	212	320.00	6/19/2021	730

GOLD FUT OPT(CMX) Jun21C *(A)	20	283	1,600.00	5/22/2021	247

LEAD LME SPOT OPT May21C *(A)	90	379	2,000.00	5/22/2021	91

NICKEL LME FUT OP May21C *(A)	9	35	17,000.00	5/22/2021	15

SILVER OPTION May21C *(A)	9	16	28.00	4/17/2021	6

SUGAR (WRLD) OPTN May21C *(A)	100	179	14.00	4/17/2021	90

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)

		$1,320			$1,382

Total Purchased Options		$1,435			$1,500

WRITTEN OPTIONS — (0.1)%
Put Options

CRUDE OIL OPT IPE Jun21P *(A)	(18)	$(3)	50.00	04/17/21	$(6)

CRUDE OIL OPT IPE Jun21P *(A)	(18)	(23)	55.00	04/17/21	(14)

NATURAL GAS OPTN Jul21P *(A)	(4)	(7)	2.85	06/19/21	(9)

NICKEL LME FUT OP May21P *(A)	(9)	(23)	15,000.00	05/22/21	(13)

Silver OPT May21P *(A)	(18)	(52)	25.00	04/17/21	(92)

SOYBEAN OIL OPTN May21P *(A)	(63)	(14)	47.00	04/17/21	(10)

SOYBEAN OIL OPTN May21P *(A)	(62)	(15)	48.00	04/17/21	(13)

ZINC SPT OP (LME) May21P *(A)	(40)	(8)	2,350.00	05/22/21	(5)

		(145)			(162)

Call Options

COFFEE ‘C’ FUT OP May21C *(A)	(20)	$(11)	145.00	04/17/21	$–

June 2021, Crude Oil IPE Future*(A)	(18)	(26)	60.00	04/17/21	(83)

NATURAL GAS OPTN Jul21C *(A)	(4)	(13)	2.85	06/19/21	(4)

NICKEL LME FUT OP May21C *(A)	(9)	(6)	2,000.00	05/22/21	(2)

Silver OPT May21C *(A)	(18)	(70)	33.00	04/17/21	(6)

SUGAR (WRLD) OPTN May21C *(A)	(100)	(31)	18.00	04/17/21	(1)

July 2021, WTI Crude Oil ICE Future*(A)	(30)	(98)	49.00	06/19/21	(373)

		(255)			(469)

Total Written Options		$(400)			$(631)

† Represents Cost

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	257

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude(A)	52	May-2021	$3,166	$3,240	$74
Brent Crude(A)	18	May-2021	1,207	1,129	(77)
Brent Crude(A)	101	May-2021	6,805	6,293	(512)
Canadian 10-Year Bond	(67)	Jun-2021	(7,435)	(7,398)	(41)
Coffee C(A)	14	May-2021	647	648	2
Coffee C(A)	(41)	May-2021	(1,982)	(1,899)	83
Coffee C(A)	(2)	Jul-2021	(100)	(94)	6
Copper(A)	73	May-2021	7,067	7,292	225
Copper(A)	39	Jul-2021	3,462	3,900	438
Corn(A)	160	May-2021	4,126	4,514	388
Corn(A)	103	Sep-2021	2,432	2,554	122
Corn(A)	15	Dec-2021	338	358	20
Cotton No. 2(A)	(8)	May-2021	(340)	(324)	17
Cotton No. 2(A)	(1)	Jul-2021	(44)	(41)	3
Cotton No. 2(A)	28	May-2021	1,215	1,132	(82)
Euro-Buxl	39	Jun-2021	9,768	9,444	(63)
Feeder Cattle(A)	(21)	May-2021	(1,545)	(1,569)	(24)
Gasoline(A)	57	May-2021	4,578	4,692	114
Gasoline(A)	25	May-2021	1,876	2,058	182
Gasoline(A)	(20)	Jul-2021	(1,642)	(1,627)	15
Gold(A)	37	Jul-2021	6,331	6,348	17
Gold(A)	26	Jul-2021	4,592	4,461	(131)
Heating Oil(A)	26	May-2021	2,061	1,933	(128)
KC HRW Wheat(A)	34	May-2021	1,071	979	(92)
KC HRW Wheat(A)	(2)	Jul-2021	(62)	(58)	4
KC HRW Wheat(A)	(88)	May-2021	(2,634)	(2,533)	101
Lean Hogs(A)	81	Jun-2021	3,261	3,412	151
Live Cattle(A)	(5)	Jul-2021	(241)	(246)	(4)
Live Cattle(A)	49	Jul-2021	2,335	2,409	74
LME Lead(A)	(7)	May-2021	(370)	(344)	26
LME Lead(A)	(34)	Jun-2021	(1,786)	(1,676)	110
LME Nickel(A)	22	May-2021	2,428	2,118	(310)
LME Nickel(A)	35	Jun-2021	3,651	3,373	(278)
LME Primary Aluminum(A)	67	Jun-2021	3,730	3,700	(30)
LME Primary Aluminum(A)	18	May-2021	926	990	64
LME Zinc(A)	5	May-2021	338	352	13
LME Zinc(A)	(4)	May-2021	(283)	(281)	2
LME Zinc(A)	31	Jun-2021	2,166	2,183	17
Long Gilt 10-Year Bond	(93)	Jul-2021	(16,880)	(16,371)	207
Low Sulphur Gasoil(A)	46	May-2021	2,300	2,335	34
Low Sulphur Gasoil(A)	10	May-2021	508	508	–
Low Sulphur Gasoil(A)	(2)	Jul-2021	(102)	(102)	–
MSCI EAFE Index	(113)	Jun-2021	(12,455)	(12,385)	70
Natural Gas(A)	(11)	Jul-2021	(290)	(301)	(11)
Natural Gas(A)	(3)	May-2021	(75)	(78)	(3)
Natural Gas(A)	(108)	Apr-2022	(2,787)	(2,682)	105
Natural Gas(A)	108	Feb-2022	3,225	3,043	(182)
Natural Gas(A)	220	Aug-2021	5,944	6,028	83
NY Harbor ULSD(A)	6	May-2021	437	446	9
NYMEX Cocoa(A)	(110)	May-2021	(2,697)	(2,583)	114
Palladium(A)	(3)	Jul-2021	(718)	(786)	(68)
Platinum(A)	(8)	Jul-2021	(476)	(477)	–
S&P 500 Index E-MINI	(129)	Jun-2021	(25,491)	(25,590)	(99)
Silver(A)	3	Oct-2021	422	369	(53)
Silver(A)	20	May-2021	2,719	2,453	(266)

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Silver(A)	7	Jul-2021	$947	$860	$(87)
Soybean(A)	(17)	May-2021	(1,167)	(1,221)	(54)
Soybean(A)	(3)	Jul-2021	(214)	(214)	–
Soybean(A)	63	May-2021	4,343	4,526	183
Soybean(A)	50	Nov-2021	2,927	3,141	213
Soybean Meal(A)	(3)	Jul-2021	(127)	(127)	(1)
Soybean Meal(A)	(6)	Dec-2021	(227)	(239)	(12)
Soybean Meal(A)	(49)	May-2021	(2,039)	(2,074)	(34)
Soybean Meal(A)	76	May-2021	3,274	3,216	(58)
Soybean Oil(A)	109	May-2021	3,087	3,461	374
Soybean Oil(A)	33	Jul-2021	1,010	1,005	(5)
Soybean Oil(A)	97	Dec-2021	2,471	2,680	208
Sugar No. 11(A)	26	Jul-2021	447	430	(17)
Sugar No. 11(A)	81	May-2021	1,413	1,340	(73)
U.S. 2-Year Treasury Note	(587)	Jul-2021	(129,610)	(129,566)	44
U.S. 5-Year Treasury Note	(551)	Jul-2021	(68,682)	(67,993)	689
U.S. 10-Year Treasury Note	(197)	Jun-2021	(26,231)	(25,795)	436
U.S. Ultra Long Treasury Bond	(85)	Jun-2021	(16,000)	(15,404)	597
Ultra 10-Year U.S. Treasury Note	(45)	Jun-2021	(6,475)	(6,466)	9
Wheat(A)	86	May-2021	2,768	2,657	(111)
Wheat(A)	(3)	Jul-2021	(93)	(92)	–
Wheat(A)	(18)	May-2021	(562)	(556)	5
Wheat(A)	(25)	Dec-2021	(807)	(780)	27
WTI Crude Oil(A)	140	May-2021	6,081	8,285	2,204
WTI Crude Oil(A)	(3)	Jun-2021	(182)	(177)	5
WTI Crude Oil(A)	50	Jun-2021	3,106	2,952	(154)
WTI Crude Oil(A)	108	Apr-2021	6,238	6,389	151
WTI Crude Oil(A)	(99)	Apr-2021	(5,985)	(5,857)	128

			$(205,592)	$(200,370)	$5,103

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/05/21	BRL	2,958	USD	517	$(7)
Bank of America	04/09/21	USD	1,392	GBP	996	(18)
Barclays PLC	06/04/21	AUD	10,317	USD	7,869	10
BNP Paribas	04/08/21	ZAR	9,155	USD	590	(30)
BNP Paribas	04/22/21	CAD	27,836	USD	21,931	(218)
BNP Paribas	05/27/21	EUR	8,136	USD	9,722	149
Brown Brothers Harriman	04/09/21	GBP	361	USD	495	(4)
Brown Brothers Harriman	04/15/21	SEK	4,055	USD	464	(1)
Brown Brothers Harriman	04/17/21	USD	–	ZAR	–	–
Brown Brothers Harriman	04/22/21	CAD	721	USD	571	(3)
Brown Brothers Harriman	04/22/21	USD	436	CAD	553	4
Brown Brothers Harriman	04/22/21	USD	408	CAD	509	(3)
Brown Brothers Harriman	05/06/21	USD	169	CHF	159	–
Brown Brothers Harriman	05/06/21	USD	195	CHF	181	(3)
Brown Brothers Harriman	05/20/21	USD	14	JPY	1,549	–
Brown Brothers Harriman	05/20/21	JPY	35	USD	0	–
Brown Brothers Harriman	05/27/21	EUR	334	USD	393	1
Brown Brothers Harriman	06/04/21	AUD	267	USD	203	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	259

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/05/21	BRL	55,521	USD	10,135	$299
Citigroup	04/15/21	IDR	8,415,713	USD	577	(1)
Citigroup	04/22/21	KRW	75,131	USD	69	2
Citigroup	05/04/21	USD	164	BRL	932	1
Citigroup	05/20/21	JPY	496,029	USD	4,681	189
Goldman Sachs	05/25/21	USD	3,959	RUB	295,483	(73)
HSBC	04/09/21	GBP	441	USD	615	7
HSBC	04/15/21	USD	610	IDR	8,547,480	(23)
HSBC	05/06/21	USD	8,032	CHF	7,235	(335)
HSBC	05/20/21	USD	4,404	JPY	482,592	(34)
JPMorgan Chase Bank	04/16/21	MXN	11,914	USD	554	(27)
Morgan Stanley	04/15/21	SEK	83,245	USD	9,982	429
Morgan Stanley	05/04/21	USD	5,341	BRL	30,174	(5)
Morgan Stanley	05/27/21	NZD	5,523	USD	4,003	137
Morgan Stanley	09/23/21	MYR	5,106	USD	1,234	7
RBS	04/22/21	USD	1,233	CAD	1,566	14
Standard Bank	04/09/21	GBP	466	USD	648	5
UBS	04/05/21	USD	10,198	BRL	58,479	162
UBS	04/08/21	USD	607	ZAR	9,195	15
UBS	04/12/21	USD	–	HKD	–	—
UBS	04/16/21	USD	579	MXN	11,969	5
UBS	05/03/21	BRL	–	USD	–	—
UBS	05/04/21	BRL	58,479	USD	10,184	(159)

						$492

A list of the open OTC swap agreements held by the Fund at March 31, 2021 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	$245	$27	$17	$10
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	28	17	11
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	28	17	11
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(24)	(11)	(13)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(2)	(3)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(29)	(13)	(16)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	(1)	(1)	—
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(3)	(6)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(45)	(12)	(6)	(6)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(54)	(25)	(29)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Goldman Sachs	CMBX.BBB.9	Buy	3.00%	Monthly	09/17/2058	518	57	90	(33)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(435)	(117)	(31)	(86)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(70)	(16)	(54)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(42)	(11)	(2)	(9)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(295)	(71)	(224)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(227)	(61)	(15)	(46)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(812)	(219)	(49)	(170)

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(201)	$(54)	$(19)	$(35)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(5)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(12)	(5)	(7)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(66)	(18)	(7)	(11)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(25)	(10)	(15)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(13)	(5)	(8)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(12)	(4)	(8)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(25)	(10)	(15)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(112)	(30)	(13)	(17)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(222)	(60)	(23)	(37)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(113)	(30)	(13)	(17)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(329)	(89)	(44)	(45)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(198)	(53)	(31)	(22)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(276)	(74)	(44)	(30)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(52)	(16)	(36)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(3)	(6)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(3)	(6)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(21)	(6)	(2)	(4)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(18)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(60)	(16)	(7)	(9)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(18)	(7)	(11)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(503)	(135)	(60)	(75)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(175)	(47)	(21)	(26)
CGG	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(30)	(8)	(4)	(4)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	61	113	(52)
JPMorgan Chase	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	184	20	37	(17)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	61	111	(50)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	61	111	(50)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,782	195	361	(166)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	891	98	177	(79)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	45	39	9	30
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	43	38	9	29
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	115	76	39
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	115	73	42
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	594	142	40	102
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	276	30	54	(24)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	57	40	17
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(103)	(28)	(75)

							$(680)	$708	$(1,388)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	IBOX.HY	3-Month USD LIBOR	IBOX.HY	Quarterly	06/20/2021	USD	16,070	$(173)	$8	$(181)
Macquarie Bank Limited(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	04/07/2021	USD	(11,121)	(237)	–	(237)
Macquarie Bank Limited(A)	MACQUARIE COMMODITY PRODUCT 251E	0.32%	MACQUARIE COMMODITY PRODUCT 251E	Monthly	04/07/2021	USD	(2,759)	(32)	–	(32)
Merrill Lynch(A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 12 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	Monthly	04/07/2021	USD	(1,862)	(32)	–	(32)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	261

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Merrill Lynch(A)	BLOOMBERG COMMODITY	US T-BILL HIGH	BLOOMBERG
	INDEX TOTAL RETURN	DISCOUNT RATE + 11 BPS	COMMODITY INDEX TOTAL RETURN	Monthly	04/07/2021	USD	(13,237)	$(282)	$–	$(282)
Merrill Lynch(A)	BofA Merrill Lynch		BofA Merrill Lynch
	Commodity MLBXCS3T	3-Month U.S. Treasury	Commodity MLBXCS3T
	Tot Ret	rate plus 16 BPS	Tot Ret	Monthly	04/07/2021	USD	(2,891)	(40)	–	(40)
Societe Generale(A)	BLOOMBERG COMMODITY	US T-BILL HIGH	BLOOMBERG
	INDEX 2 MONTH	DISCOUNT RATE +	COMMODITY INDEX 2
	FORWARD TR	14 BPS	MONTH FORWARD TR	Monthly	04/07/2021	USD	(2,029)	(35)	–	(35)
Societe Generale(A)	BLOOMBERG COMMODITY	US T-BILL HIGH	BLOOMBERG
	INDEX TOTAL RETURN	DISCOUNT RATE +	COMMODITY INDEX
		11 BPS	TOTAL RETURN	Monthly	04/07/2021	USD	(8,103)	(173)	–	(173)
Societe Generale(A)	SOCIETE GENERALE		SOCIETE GENERALE
	COMMODITIES CUSTOM		COMMODITIES CUSTOM
	ALPHA 061	0.35%	ALPHA 061	Monthly	04/07/2021	USD	(4,406)	(2)	–	(2)

								$(1,006)	$8	$(1,014)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NAIG.34.V1	Buy	1.00%	Quarterly	06/20/2025	$83,710	$(1,507)	$(262)	$(1,245)
CDX.NAIG.34.V1	Sell	1.00%	Quarterly	06/20/2025	(83,710)	1,507	1,421	86
CDX.NAIG.36.V1	Buy	1.00%	Quarterly	06/20/2026	83,710	(1,957)	(1,805)	(152)
China	Sell	1.00%	Quarterly	06/20/2025	(21,400)	675	678	(3)
China	Buy	1.00%	Quarterly	06/20/2026	21,400	(717)	(726)	9
Malaysia	Buy	1.00%	Quarterly	12/20/2025	39,000	(1,078)	(918)	(160)
Malaysia	Sell	1.00%	Quarterly	12/20/2025	(19,025)	526	544	(18)
Malaysia	Sell	1.00%	Quarterly	12/20/2025	(19,975)	552	563	(11)
Malaysia	Buy	1.00%	Quarterly	06/20/2026	39,000	(1,096)	(1,117)	21
People’s Republic of China	Buy	1.00%	Quarterly	06/20/2025	21,400	(675)	(428)	(247)

						$(3,770)	$(2,050)	$(1,720)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
-0.0165%	3-MONTH SEK - STIBOR	Annually	08/30/2024	SEK	153,850	$(184)	$–	$(184)
-0.043%	6-MONTH EUR - EURIBOR	Annually	11/10/2050	EUR	3,030	(539)	–	(539)
3-MONTH USD - LIBOR	2.631%	Quarterly	11/10/2035	USD	1,190	(101)	–	(101)
3-MONTH USD - LIBOR	1.593%	Quarterly	09/27/2029	USD	2,230	11	–	11
3-MONTH USD - LIBOR	2.1495%	Quarterly	06/04/2029	USD	4,220	(205)	–	(205)
3-MONTH USD - LIBOR	2.3545	Quarterly	07/12/2027	USD	1,075	(73)	–	(73)
3-MONTH USD - LIBOR	0.5575%	Quarterly	06/05/2027	USD	15,800	693	–	693
3-MONTH USD - LIBOR	2.44	Quarterly	04/04/2027	USD	10,400	(829)	–	(829)
3-MONTH USD - LIBOR	1.67	Quarterly	11/09/2026	USD	1,490	(40)	–	(40)
3-MONTH USD - LIBOR	1.66	Quarterly	11/08/2026	USD	1,490	(39)	–	(39)
3-MONTH USD - LIBOR	1.60%	Quarterly	10/25/2026	USD	6,110	(179)	–	(179)
3-MONTH USD - LIBOR	2.293%	Quarterly	08/04/2025	USD	2,717	(173)	–	(173)
3-MONTH USD - LIBOR	2.49%	Quarterly	06/09/2025	USD	1,710	(130)	–	(130)
2.31%	3-MONTH USD -LIBOR	Quarterly	05/18/2025	USD	2,820	(195)	–	(195)
3-MONTH USD - LIBOR	1.99%	Semi-Annually	04/21/2025	USD	–	–	–	–
3-MONTH USD - LIBOR	1.99%	Quarterly	04/21/2025	USD	2,760	(155)	–	(155)
6-MONTH EUR - EURIBOR	.022%	Semi-Annually	11/10/2050	EUR	3,030	473	23	450
CAD @ 2.297%	CDOR 3M	Semi-Annually	03/03/2051	CAD	1,870	77	–	77

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CAD @ 2.3325%	CDOR 3M	Semi-Annually	03/03/2051	CAD	1,870	$55	$–	$55

						$(1,532)	$23	$(1,555)

A list of the open reverse repurchase agreements held by the Fund at March 31, 2021 is as follows:

	Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$ (13,538)	Chase Securities	0.08%	$(13,538)
(16,133)	Chase Securities	0.08%	(16,133)
(20,396)	Chase Securities	0.08%	(20,396)
(22,425)	Chase Securities	0.08%	(22,425)
(27,226)	Chase Securities	0.08%	(27,226)
(30,062)	Chase Securities	0.08%	(30,062)
(49,065)	Chase Securities	0.08%	(49,065)
(19,710)	Chase Securities	0.10%	(19,710)
(3,124)	Chase Securities	0.12%	(3,124)
(7,931)	Chase Securities	0.12%	(7,931)
(10,575)	Chase Securities	0.13%	(10,575)
(18,170)	Chase Securities	0.14%	(18,170)
(14,659)	Chase Securities	0.16%	(14,659)
(10,124)	Chase Securities	0.17%	(10,124)

			$(263,138)

Percentages are based on Net Assets of $810,875 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2021.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $36 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $88,997 ($ Thousands), representing 11.0% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.

(F)	Perpetual security with no stated maturity date.

(G)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BPS— Basis Points

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CHF — Swiss franc

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

DN — Discount Note

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC —Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

HKD — Hong Kong Dollar

HRW — Hard Red Winter

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

TBA — To Be Announced

ULC — Unlimited Liability Company

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

WTI — West Texas Intermediate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

U.S. Treasury Obligations	–	522,141	–	522,141

Common Stock	246,184	–	–	246,184

Corporate Obligations	–	119,406	–	119,406

Mortgage-Backed Securities	–	77,088	–	77,088

U.S. Government Agency Obligations	–	53,500	–	53,500

Asset-Backed Securities	–	15,642	–	15,642

Sovereign Debt	–	14,469	–	14,469

Foreign Common Stock	2,377	–	–	2,377

Municipal Bonds	–	2,302	–	2,302

Warrant	79	–	–	79

Total Investments in Securities	248,640	804,548	–	1,053,188

Securities Sold Short

Common Stock	(107,722)	–	–	(107,722)

Foreign Common Stock	(4,121)	–	–	(4,121)

Preferred Stock	(5)	–	–	(5)

Total Securities Sold Short	(111,848)	–	–	(111,848)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	263

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Inflation Managed Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchased Options	1,500	–	–	1,500

Written Options	(631)	–	–	(631)

Futures Contracts*

Unrealized Appreciation	8,163	–	–	8,163

Unrealized Depreciation	(3,060)	–	–	(3,060)

Forwards Contracts*

Unrealized Appreciation	–	1,436	–	1,436

Unrealized Depreciation	–	(944)	–	(944)

OTC Swaps

Credit Default Swaps*

Unrealized Appreciation	–	291	–	291

Unrealized Depreciation	–	(1,679)	–	(1,679)

Total Return Swaps*

Unrealized Depreciation	–	(1,014)	–	(1,014)

Centrally Cleared Swaps

Credit Default Swaps*

Unrealized Appreciation	–	116	–	116

Unrealized Depreciation	–	(1,836)	–	(1,836)

Interest Rate Swaps*

Unrealized Appreciation	–	1,286	–	1,286

Unrealized Depreciation	–	(2,841)	–	(2,841)

Reverse Repurchase Agreements	–	(263,138)	–	(263,138)

Total Other Financial Instruments	5,972	(268,323)	–	(262,351)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Capital Stability Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 30.1%

U.S. Treasury Bills

0.155%, 04/29/2021 (A)	$147,497	$147,495

0.071%, 04/22/2021 (A)	36,914	36,914

U.S. Treasury Inflation Protected Securities

3.875%, 04/15/2029	621	871

3.625%, 04/15/2028	363	489

3.375%, 04/15/2032	155	225

2.500%, 01/15/2029	310	396

2.375%, 01/15/2025	623	729

2.375%, 01/15/2027	342	418

2.125%, 02/15/2040	242	345

2.125%, 02/15/2041	258	371

2.000%, 01/15/2026	472	557

1.750%, 01/15/2028	338	406

1.375%, 02/15/2044	508	660

1.000%, 02/15/2046	301	367

1.000%, 02/15/2048	308	381

1.000%, 02/15/2049	289	360

0.875%, 01/15/2029	6,998	8,650

0.875%, 02/15/2047	353	423

0.750%, 07/15/2028	710	809

0.750%, 02/15/2042	544	626

0.750%, 02/15/2045	517	595

0.625%, 04/15/2023	937	997

0.625%, 01/15/2024	962	1,043

0.625%, 01/15/2026	925	1,028

0.625%, 02/15/2043	326	366

0.500%, 04/15/2024	652	707

0.500%, 01/15/2028	914	1,017

0.375%, 07/15/2023	1,209	1,295

0.375%, 07/15/2025	976	1,075

0.375%, 01/15/2027	862	950

0.375%, 07/15/2027	878	973

0.250%, 01/15/2025	1,214	1,318

0.250%, 07/15/2029	670	736

0.250%, 02/15/2050	368	382

0.125%, 04/15/2022	857	881

0.125%, 07/15/2022	1,012	1,052

0.125%, 01/15/2023	1,281	1,344

0.125%, 07/15/2024	910	984

0.125%, 10/15/2024	868	938

0.125%, 04/15/2025	1,074	1,162

0.125%, 10/15/2025	689	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)

0.125%, 07/15/2026	$872	$953

0.125%, 01/15/2030	843	911

0.125%, 07/15/2030	1,135	1,231

0.125%, 01/15/2031	712	765

0.125%, 02/15/2051	212	212

Total U.S. Treasury Obligations (Cost $221,467) ($ Thousands)		225,157

COMMERCIAL PAPER (A) — 20.1%

Canadian Natural Resources

0.320%, 04/21/2021	10,000	9,998

Centennial Energy Holdings

0.350%, 04/05/2021	5,000	5,000

CNPC Finance HK

0.340%, 04/09/2021	13,000	12,999

Conagra Brands

0.350%, 04/05/2021	14,000	13,999

Exelon Generation

0.551%, 05/10/2021	13,850	13,847

General Motors Financial

0.360%, 04/09/2021	5,000	5,000

0.360%, 04/28/2021	5,000	4,998

Harley-Davidson Financial Services

0.340%, 04/08/2021	7,000	7,000

0.340%, 04/12/2021	6,000	5,999

Humana

0.300%, 05/25/2021	5,000	4,996

Intesa Sanpaolo Funding

0.250%, 04/16/2021	14,100	14,097

Jabil

0.600%, 04/05/2021	6,000	5,999

Romulus Funding

0.752%, 04/06/2021	13,800	13,799

Smithfield Foods

0.280%, 04/01/2021	10,450	10,450

Syngenta Wilmington

0.801%, 04/05/2021	14,150	14,149

Walgreens Boots Alliance

0.270%, 05/18/2021	8,050	8,047

Total Commercial Paper (Cost $150,377) ($ Thousands)		150,377

	Shares

EXCHANGE TRADED FUNDS — 8.6%
Italy — 0.0%

Lyxor FTSE MIB UCITS ETF	4,800	134

United States — 8.6%

iShares MSCI Hong Kong ETF	17,953	477

Energy Select Sector SPDR Fund	42,224	2,071

Financial Select Sector SPDR Fund	20,972	714

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	265

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS (continued)

Industrial Select Sector SPDR Fund	4,446	$438

Invesco QQQ Trust Series, Ser 1	1,889	603

iShares Core S&P 500 ETF	78,425	31,199

Materials Select Sector SPDR Fund	7,129	562

SPDR S&P Homebuilders ETF	2,335	164

Technology Select Sector SPDR Fund	3,604	479

Vanguard Intermediate-Term Corporate Bond ETF	31,173	2,900

Vanguard S&P 500 ETF	58,148	21,184

Vanguard Small-Capital ETF	13,790	2,952

Xtrackers Harvest CSI 300 China A-Shares ETF	7,408	286

		64,029

Total Exchange Traded Funds (Cost $47,082) ($ Thousands)		64,163

	Face Amount (Thousands)
SOVEREIGN DEBT — 3.0%

Japanese Government CPI Linked Bond

0.100%, 03/10/2026	JPY 1,377,118	12,594

0.100%, 03/10/2027	1,100,956	10,063

Total Sovereign Debt (Cost $23,985) ($ Thousands)		22,657

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%

FHLB

2.000%, 09/09/2022	$14,285	14,664

1.375%, 02/17/2023	4,655	4,760

0.125%, 08/12/2022	900	899

Total U.S. Government Agency Obligations (Cost $20,323) ($ Thousands)		20,323

	Shares
COMMON STOCK — 2.2%
United Kingdom — 0.0%

Medtronic PLC	898	106

United States — 2.2%
Communication Services — 0.3%

Facebook Inc, Cl A *	946	279

Netflix Inc *	515	269

Walt Disney Co/The	5,917	1,092

World Wrestling Entertainment Inc, Cl A	11,047	599

		2,239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Discretionary — 1.1%

Amazon.com Inc, Cl A *	48	$148

AMC Entertainment Holdings, Cl A	4,945	51

AutoZone Inc *	444	624

Caesars Entertainment Inc *	3,422	299

Carnival Corp *	22,915	608

Ford Motor Co *	92,276	1,130

General Motors Co	19,329	1,111

Hovnanian Enterprises, Cl A *	361	38

KB Home	79	4

Las Vegas Sands Corp	44,895	2,728

Lennar Corp, Cl A	138	14

Magna International Inc, Cl A	1,899	167

MGM Resorts International	6,355	241

Norwegian Cruise Line Holdings Ltd *	22,741	627

PulteGroup Inc	243	13

Royal Caribbean Cruises Ltd	6,107	523

Toll Brothers Inc	689	39

Tri Pointe Homes Inc *	187	4

		8,369

Financials — 0.5%

American Express Co	96	14

Bank of New York Mellon Corp/The	901	42

Berkshire Hathaway Inc, Cl B *	214	55

Cboe Global Markets Inc	529	52

Citigroup Inc	12,662	921

Discover Financial Services	185	18

Goldman Sachs Group Inc/The	240	78

JPMorgan Chase & Co	7,083	1,078

MarketAxess Holdings Inc	106	53

Morgan Stanley	11,216	871

US Bancorp	2,111	117

Wells Fargo & Co	8,121	317

		3,616

Health Care — 0.0%

BioNTech ADR *	380	42

Gilead Sciences Inc	622	40

Moderna Inc *	248	32

Pfizer Inc	5,108	185

Viatris Inc, Cl W *	1,267	18

		317

Industrials — 0.2%

Caterpillar Inc, Cl A	752	174

Delta Air Lines Inc, Cl A *	9,164	443

Southwest Airlines Co, Cl A	7,355	449

		1,066

Information Technology — 0.1%

Apple Inc	896	109

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visa Inc, Cl A	2,199	$466

		575

Total Common Stock (Cost $12,854) ($ Thousands)		16,288

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITY — 0.0%
Agency Mortgage-Backed Obligations — 0.0%

FNMA TBA

5.000%,04/30/2037	$200	222

Total Mortgage-Backed Security (Cost $221) ($ Thousands)		222

Total Investments in Securities — 66.7% (Cost $476,309) ($ Thousands)		$499,187

	Contracts

PURCHASED OPTIONS*(B) — 0.0%

Total Purchased Options (Cost $233) ($ Thousands)	47	$22

WRITTEN OPTIONS*(B) — (0.0)%

Total Written Options (Premiums Received $134) ($ Thousands)	(87)	$(4)

A list of open exchange traded options held by the Fund at March 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options

SPX US*	24	$223	$3,500.00	4/17/2021	$6

Call Options

SPY UN*	23	10	400.00	5/22/2021	16

Total Purchased Options		233			$22

WRITTEN OPTIONS — (0.0)%

Put Options

SPX US*	(40)	$(44)	2,500.00	04/17/21	$(1)

SPX US*	(24)	(82)	3,050.00	04/17/21	(2)

SPY UN*	(23)	(8)	310.00	05/22/21	(1)

Total Written Options		(134)			$(4)

†Represents cost.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	267

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Capital Stability Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Australian 3-Year Bond	30	Jun-2021	$2,713	$2,674	$2
Amsterdam Index	5	Apr-2021	809	822	23
Australian 10-Year Bond	13	Jun-2021	1,385	1,367	3
CAC40 10 Euro Index	12	Apr-2021	864	855	2
Canadian 10-Year Bond	65	Jun-2021	7,329	7,177	(181)
DAX Index	1	Jun-2021	432	441	13
Euro STOXX 50	(29)	Jun-2021	(1,308)	(1,318)	(26)
FTSE 100 Index	(31)	Jun-2021	(2,885)	(2,857)	15
FTSE 100 Index	23	Jun-2021	2,136	2,120	(7)
FTSE MIB Index	1	Jun-2021	143	143	2
IBEX	2	Apr-2021	204	202	–
Japanese 10-Year Bond	(11)	Jun-2021	(15,282)	(15,048)	(26)
Long Gilt 10-Year Bond	21	Jul-2021	3,811	3,697	(46)
MSCI EAFE Index	193	Jun-2021	21,220	21,153	(67)
MSCI Emerging Markets	64	Jun-2021	4,244	4,232	(12)
MSCI Singapore Index	53	May-2021	1,402	1,412	8
NASDAQ 100 Index E-MINI	20	Jun-2021	5,238	5,236	(2)
Nikkei 225 Index	(4)	Jun-2021	(578)	(587)	(10)
Nikkei 225 Index	130	Jun-2021	3,488	3,433	1
OMX Stockholm 30	135	Apr-2021	3,416	3,388	49
Russell 2000 Index E-MINI	35	Jun-2021	4,041	3,889	(152)
S&P 500 Index E-MINI	(60)	Jun-2021	(11,796)	(11,902)	(106)
S&P 500 Index E-MINI^	17	Jun-2021	3,355	3,372	17
S&P Mid Cap 400 Index E-MINI	13	Jun-2021	3,389	3,387	(2)
S&P TSX 60 Index	6	Jun-2021	1,070	1,061	(2)
S&P TSX 60 Index	6	Jun-2021	1,055	1,061	6
SPI 200 Index	(20)	Jun-2021	(2,597)	(2,577)	10
SPI 200 Index	19	Jun-2021	2,486	2,448	5
U.S. 5-Year Treasury Note	160	Jul-2021	20,006	19,744	(263)
U.S. 5-Year Treasury Note	(51)	Jul-2021	(6,333)	(6,293)	40
U.S. 10-Year Treasury Note	(61)	Jun-2021	(8,083)	(7,987)	96
U.S. 10-Year Treasury Note	110	Jun-2021	14,767	14,403	(364)

			$60,141	$59,148	$(974)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

ANZ	04/22/21	CNH	3,705	USD	569	$6

ANZ	08/13/21	HKD	57,660	USD	7,437	18

Bank of America	04/19/21	USD	537	EUR	451	(7)

Bank of America	04/22/21	USD	600	CAD	746	(6)

Bank of America	05/27/21	EUR	799	USD	950	10

Barclays PLC	04/22/21	USD	969	KRW	1,058,733	(31)

Barclays PLC	04/22/21	KRW	539,407	USD	485	6

Barclays PLC	09/23/21	USD	2,400	MYR	9,922	(15)

BNP Paribas	04/15/21	USD	711	NOK	6,079	1

BNP Paribas	04/22/21	USD	385	CNH	2,497	(6)

Brown Brothers Harriman	04/08/21	USD	249	ZAR	3,740	4

Brown Brothers Harriman	04/08/21	USD	512	ZAR	7,500	(4)

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/09/21	EUR	206	GBP	184	$11
Brown Brothers Harriman	04/09/21	GBP	264	EUR	306	(4)
Brown Brothers Harriman	04/09/21	CHF	443	GBP	367	36
Brown Brothers Harriman	04/09/21 - 05/27/21	EUR	657	USD	784	12
Brown Brothers Harriman	04/09/21	GBP	513	USD	710	2
Brown Brothers Harriman	04/09/21	GBP	181	USD	247	(3)
Brown Brothers Harriman	05/27/21	USD	474	EUR	404	1
Brown Brothers Harriman	04/09/21	USD	252	EUR	206	(10)
Brown Brothers Harriman	04/09/21	USD	573	GBP	419	6
Brown Brothers Harriman	04/09/21	USD	507	GBP	363	(5)
Brown Brothers Harriman	04/09/21 - 05/06/21	USD	1,531	CHF	1,406	(36)
Brown Brothers Harriman	04/15/21	USD	495	SEK	4,120	(22)
Brown Brothers Harriman	04/15/21	USD	990	NOK	8,375	(9)
Brown Brothers Harriman	04/15/21	NOK	3,036	USD	358	2
Brown Brothers Harriman	04/15/21	NOK	4,072	EUR	403	(4)
Brown Brothers Harriman	04/15/21	SEK	4,120	USD	490	17
Brown Brothers Harriman	04/16/21	USD	952	MXN	19,765	13
Brown Brothers Harriman	04/16/21	USD	243	MXN	4,983	–
Brown Brothers Harriman	04/16/21	MXN	30,056	USD	1,449	(17)
Brown Brothers Harriman	04/19/21	EUR	299	TRY	2,778	(19)
Brown Brothers Harriman	04/19/21	TRY	2,778	USD	375	43
Brown Brothers Harriman	04/22/21	USD	827	CAD	1,047	6
Brown Brothers Harriman	04/22/21	CAD	1,206	USD	952	(7)
Brown Brothers Harriman	05/06/21	CHF	965	USD	1,067	40
Brown Brothers Harriman	05/10/21	GBP	–	USD	–	–
Brown Brothers Harriman	05/20/21	USD	1,424	JPY	153,397	(35)
Brown Brothers Harriman	05/20/21	JPY	202,387	USD	1,911	78
Brown Brothers Harriman	05/27/21	AUD	465	USD	355	1
Brown Brothers Harriman	05/27/21	NZD	506	AUD	465	–
Brown Brothers Harriman	05/27/21	USD	935	NZD	1,290	(32)
Brown Brothers Harriman	05/27/21	NZD	8,198	USD	5,929	190
Brown Brothers Harriman	06/04/21	USD	238	AUD	312	–
Citigroup	04/22/21	CAD	2,261	USD	1,791	(8)
Citigroup	04/22/21	PHP	11,568	USD	238	–
Citigroup	05/20/21	CLP	394,091	USD	544	(5)
Citigroup	05/21/21	USD	988	SGD	1,330	1
Credit Suisse First Boston	04/22/21	PHP	12,196	USD	253	2
Deutsche Bank	05/20/21	USD	550	CLP	394,091	(1)
Deutsche Bank	06/04/21	AUD	3,377	USD	2,576	3
Goldman Sachs	04/15/21	NOK	4,270	USD	501	1
Goldman Sachs	04/22/21	USD	1,692	KRW	1,913,195	4
Goldman Sachs	04/22/21	USD	251	KRW	272,482	(9)
Goldman Sachs	04/22/21	PHP	12,196	USD	253	1
Goldman Sachs	04/22/21	KRW	910,717	USD	817	10
Goldman Sachs	05/20/21	COP	1,747,142	USD	483	7
Goldman Sachs	05/25/21	USD	480	RUB	35,810	(9)
Goldman Sachs	05/25/21	RUB	17,683	USD	235	2
Goldman Sachs	06/23/21	ILS	3,672	USD	1,114	11
Goldman Sachs	07/07/21	TWD	21,809	USD	797	22

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	269

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	04/22/21	USD	909	CNH	5,902	$(11)
HSBC	05/06/21	CHF	555	USD	619	29
JPMorgan Chase Bank	08/01/07	USD	–	ZAR	7,782,876	–
JPMorgan Chase Bank	04/09/21	USD	729	GBP	516	(18)
JPMorgan Chase Bank	04/22/21	USD	237	PHP	11,631	2
JPMorgan Chase Bank	04/22/21	USD	2,961	CAD	3,755	27
JPMorgan Chase Bank	04/22/21	CNH	4,696	USD	724	9
JPMorgan Chase Bank	05/20/21	USD	487	COP	1,747,142	(12)
Morgan Stanley	04/09/21	GBP	925	USD	1,260	(16)
Morgan Stanley	04/22/21	USD	250	KRW	275,743	(6)
Morgan Stanley	09/23/21	MYR	1,963	USD	470	(2)
RBS	04/09/21	USD	623	GBP	454	3
RBS	04/15/21	INR	34,845	USD	472	(3)
RBS	04/27/21	USD	791	TWD	22,451	–
RBS	04/27/21	USD	950	TWD	26,413	(20)
RBS	06/04/21	AUD	935	NZD	1,017	–
Standard Bank	04/09/21	GBP	419	USD	584	6
Standard Bank	04/22/21	USD	250	KRW	275,089	(6)
Standard Bank	04/22/21	USD	596	PHP	29,125	4
Standard Bank	04/22/21	PHP	82,431	USD	1,696	(2)
Standard Bank	04/22/21	KRW	277,112	USD	247	2
Standard Bank	04/27/21 - 06/18/21	TWD	69,160	USD	2,491	51
Standard Bank	05/20/21	JPY	10,934,248	USD	103,169	4,150
Standard Bank	05/27/21	EUR	702	USD	839	12
Standard Bank	07/07/21	USD	788	TWD	21,809	(13)
UBS	04/08/21	ZAR	11,239	USD	729	(31)
UBS	04/16/21	USD	736	MXN	15,217	6
UBS	04/22/21	USD	788	KRW	874,964	(12)
UBS	04/22/21	USD	958	CAD	1,214	8
UBS	04/22/21	KRW	549,046	USD	498	11

						$4,431

A list of the open OTC swap agreements held by the Fund at March 31, 2021 is as follows:

			Variance Swaps
Counterparty	Reference Entity/ Obligation	Volatility Strike Price	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	USDJPY VARSWAP Long
Merill Lynch		7.20%	Quarterly	9/18/2021	USD	(33)	$2	$–	$2
Bank of America	USDJPY VARSWAP Long
Merill Lynch		7.85%	Quarterly	9/18/2021	USD	38	(4)	–	(4)

							$(2)	$–	$(2)

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021 is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.CD.SI.34	Sell	1.00%	Quarterly	06/20/2025	(11,104)	$315	$(152)	$467
CDX.NA.HY.S35V1-5Y	Sell	(308.205)%	Quarterly	12/20/2025	(6,670)	605	532	73
CDX.NA.IG.S35V1-5Y	Sell	(369.554)%	Quarterly	12/20/2025	(5,700)	136	128	8
ITRAXX.XOVER.S34V1-5Y	Sell	(74.635)%	Quarterly	12/20/2025	(1,115)	158	127	31

						$1,214	$635	$579

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.888%	AUD/BBR/6M/BBSW/0.00000	Semi-Annual	11/25/2030	USD	2,720	$(173)	$–	$(173)
0.895%	NZD/BKBM/3M/BKBM/0.00000	Semi-Annual	11/26/2030	USD	2,490	(163)	–	(163)
6M AUD BBSW	0.897%	Semi-Annual	12/02/2030	USD	2,130	(135)	–	(135)
3M NZD BKBM	0.865%	Semi-Annual	12/03/2030	USD	2,000	(135)	–	(135)
6-MONTH AUD - BBSW	1.005	Semi-Annual	12/10/2030	USD	1,580	(88)	–	(88)
3-MONTH NZD - BKBM	0.911	Semi-Annual	12/11/2030	USD	1,520	(99)	–	(99)
6-MONTH AUD - BBSW	1.019	Semi-Annual	12/17/2030	USD	940	(52)	–	(52)
3-MONTH NZD - BKBM	0.945	Semi-Annual	12/18/2030	USD	1,010	(63)	–	(63)

						$(908)	$–	$(908)

Percentages are based on Net Assets of $748,926 ($ Thousands).

*	Non-income producing security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAC40 — Cotation Assistée en Continu

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CPI — Consumer Price Index

CSI — Commodity Selection Index

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

IBEX — Spanish Stock Exchange Index

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

Ltd. — Limited

MIB — Milano Indice di Borsa

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers and Automated Quotations

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine peso

PLC — Public Limited Company

OMX — Option Market Index

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPDR — Standard & Poor’s Depository Receipt

SPI — Share Price Index

SPX — Standard & Poor’s 500 Index

TBA — To Be Announced

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

UCITS — Undertakings for the Collective Investment in Transferable Securities

USD — U.S. Dollar

ZAR — South African Rand

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	271

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Multi-Asset Capital Stability Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

U.S. Treasury Obligations	–	225,157	–	225,157

Commercial Paper	–	150,377	–	150,377

Exchange Traded Funds	64,163	–	–	64,163

Sovereign Debt	–	22,657	–	22,657

U.S. Government Agency Obligations	–	20,323	–	20,323

Common Stock	16,288	–	–	16,288

Mortgage-Backed Security	–	222	–	222

Total Investments in Securities	80,451	418,736	–	499,187

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchased Options	22	–	–	22

Written Options	(4)	–	–	(4)

Futures Contracts*

Unrealized Appreciation	292	–	–	292

Unrealized Depreciation	(1,266)	–	–	(1,266)

Forwards Contracts*

Unrealized Appreciation	–	4,887	–	4,887

Unrealized Depreciation	–	(456)	–	(456)

OTC Swaps

Variance Swaps*

Unrealized Appreciation	–	2	–	2

Unrealized Depreciation	–	(4)	–	(4)

Centrally Cleared Swaps

Credit Default Swaps*

Unrealized Appreciation	–	579	–	579

Interest Rate Swaps*

Unrealized Depreciation	–	(908)	–	(908)

Total Other Financial Instruments	(956)	4,100	–	3,144

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

272	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2021 (Unaudited)

	Large Cap Fund		Large Cap Value Fund

Assets:

Investments, at value †	$2,171,889	*	$1,471,040	*

Affiliated investments, at value ††	28,601		15,156

Cash and cash equivalents	–		20

Cash pledged as collateral on futures contracts	690		385

Foreign currency, at value †††	–		–

Receivable for fund shares sold	1,566		1,107

Receivable for investment securities sold	6,391		1,322

Dividends and interest receivable	2,375		2,699

Receivable for Variation Margin on Futures Contracts	58		21

Foreign tax reclaim receivable	29		226

Prepaid expenses	43		28
Total Assets	2,211,642		1,492,004

Liabilities:

Payable upon return on securities loaned	12,244		3,612

Payable for investment securities purchased	6,425		1,097

Payable for fund shares redeemed	2,271		1,238

Administration fees payable	473		383

Shareholder servicing fees payable Class F	446		289

Shareholder servicing fees payable Class I	–		1

Income distribution payable	–		–

Due to custodian	–		–

Payable for Variation Margin on Futures Contracts	–		–

Investment advisory fees payable	688		435

Chief Compliance Officer fees payable	2		1

Administration servicing fees payable Class I	–		–

Accrued expense payable	164		101
Total Liabilities	22,713		7,157
Net Assets	$2,188,929		$1,484,847

† Cost of investments and repurchase agreements	$1,277,765		$996,114

†† Cost of affiliated investments	28,592		15,158

††† Cost of foreign currency	–		–

†††††† Cost (premiums received)	–		–

* Includes market value of securities on loan	12,142		3,564

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/ Mid Cap Fund
$1,650,549	*	$906,368	*	$4,327,903	*	$933,527	$659,422	*	$404,248	*	$426,378	*	$993,157	*
28,875		8,833		106,523		6,427	34,012		52,555		87,623		144,424
3		–		–		3	–		5		3		–
948		434		–		418	273		306		397		145
–		–		135		–	–		–		–		–
1,329		1,217		534		1,773	436		492		469		207
–		–		11,097		–	2,871		–		5,968		1,012
248		604		4,965		612	458		514		96		788
85		37		–		40	63		70		92		22
20		–		489		12	–		–		–		–
33		20		82		19	12		7		7		17
1,682,090		917,513		4,451,728		942,831	697,547		458,197		521,033		1,139,772
6,775		73		1,158		–	8,118		29,639		69,800		114,340
–		2,122		–		–	2,246		–		5,887		997
1,016		719		1,690		260	578		508		458		307
398		69		793		110	173		116		114		255
305		76		827		39	143		84		88		174
1		–		–		1	–		–		–		–
1		–		–		–	–		–		–		–
–		–		97,311		–	–		–		–		–
–		–		3		–	–		–		–		–
457		15		1,496		16	347		228		213		508
2		1		4		1	1		–		–		1
–		–		–		1	–		–		–		–
119		181		292		84	46		28		29		64
9,074		3,256		103,574		512	11,652		30,603		76,589		116,646
$1,673,016		$914,257		$4,348,154		$942,319	$685,895		$427,594		$444,444		$1,023,126
$763,459		$653,757		$1,678,734		$267,301	$463,872		$274,059		$333,715		$548,850
28,876		8,833		106,521		6,427	34,011		52,553		87,622		144,418
–		–		129		–	–		–		–		–
–		–		–		–	–		–		–		–
6,907		69		1,141		–	6,203		28,779		69,599		112,616

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	275

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2021 (Unaudited)

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,230,590		$1,022,899
Total distributable earnings	958,339		461,948
Net Assets	$2,188,929		$1,484,847
Net Asset Value, Offering and Redemption Price Per Share — Class F	$16.59		$26.46
	($2,073,950,895 ÷		($1,296,238,252 ÷
	125,036,734 shares	)	48,992,541 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$26.49
			($2,948,204 ÷
			111,301 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$16.59		$26.46
	($ 114,977,935 ÷		($185,660,397 ÷
	6,928,474 shares	)	7,016,688 shares	)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

276	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/ Mid Cap Fund
$709,039		$667,461		$1,554,040		$237,004		$444,927		$301,555		$289,994		$528,750
963,977		246,796		2,794,114		705,315		240,968		126,039		154,450		494,376
$1,673,016		$914,257		$4,348,154		$942,319		$685,895		$427,594		$444,444		$1,023,126
$46.91		$14.32		$32.82		$85.25		$15.91		$26.64		$45.07		$27.30
($1,470,631,363 ÷		($914,257,196 ÷		($3,871,553,411 ÷		($936,591,436 ÷		($655,211,639 ÷		($362,613,299 ÷		($400,058,264 ÷		($914,930,997 ÷
31,352,828 shares	)	63,839,119 shares	)	117,947,474 shares	)	10,986,156 shares	)	41,177,895 shares	)	13,613,248 shares	)	8,875,430 shares	)	33,519,323 shares	)
$45.41		N/A		N/A		$85.80		N/A		$26.37		$42.60		N/A
($3,438,310 ÷						($5,727,565 ÷				($1,784,654 ÷		($1,890,371 ÷
75,713 shares	)					66,754 shares	)			67,684 shares	)	44,371 shares	)
$46.97		N/A		$32.84		N/A		$16.07		$26.66		$45.77		$27.33
($198,946,429 ÷				($476,600,956 ÷				($30,683,107 ÷		($63,195,750 ÷		($42,495,116 ÷		($108,194,547 ÷
4,235,224 shares	)			14,512,327 shares	)			1,909,792 shares	)	2,370,866 shares	)	928,456 shares	)	3,958,240 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	277

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2021 (Unaudited)

	Mid-Cap Fund		U.S. Managed Volatility Fund
Assets:
Investments, at value †	$79,347	*	$986,198	*
Affiliated investments, at value ††	1,689		23,975
Repurchase agreements†	–		–
Cash and cash equivalents	20		16
Cash pledged as collateral on swap contracts	–		–
Cash pledged as collateral on futures contracts	27		396
Foreign currency, at value †††	–		–
Receivable for fund shares sold	215		434
Receivable for investment securities sold	–		–
Dividends and interest receivable	88		1,834
Unrealized gain on forward foreign currency contracts	–		–
Options purchased, at value †††††	–		–
Swaptions purchased, at value ††††††	–		–
Receivable for Variation Margin on Futures Contracts	–		35
Receivable for Variation Margin on Swap Contracts	–		–
Foreign tax reclaim receivable	–		18
Prepaid expenses	1		35
Total Assets	81,387		1,012,941
Liabilities:
Payable upon return on securities loaned	580		11,343
Payable for fund shares redeemed	24		1,996
Administration fees payable	20		184
Shareholder servicing fees payable Class F	16		166
Shareholder servicing fees payable Class I	–		–
Payable for investment securities purchased	–		–
Income distribution payable	–		–
Options written, at value †††††	–		–
Swaptions written, at value ††††††	–		–
Due to custodian	–		–
Payable for Variation Margin on Swap Contracts	–		–
Payable for Variation Margin on Futures Contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	27		331
Trustees fees payable	–		–
Chief Compliance Officer fees payable	–		2
Administration servicing fees payable Class I	–		–
Accrued expense payable	5		122
Total Liabilities	672		14,144
Net Assets	$80,715		$998,797
† Cost of investments and repurchase agreements	$62,699		$753,623
†† Cost of affiliated investments	1,689		23,975
††† Cost of foreign currency	–		–
††††† Cost (premiums received)	–		–
†††††† Cost (premiums received)	–		–
* Includes market value of securities on loan	564		11,216

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

278	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund	Core Fixed Income Fund		High Yield Bond Fund	Conservative Income Fund
$1,019,191	*	$961,487	*	$376,840	*	$99,406	$4,750,134	*	$1,529,275	$315,031
20,139		28,651		17,529		1,180	391,689		25,177	695
–		–		–		–	–		–	16,000
3,431		–		1,389		–	–		–	–
–		–		–		–	10,045		–	–
244		572		335		–	4,823		–	–
573		110		1,205		–	2,429		10	–
485		239		141		397	3,200		1,090	152
–		–		–		2,482	635,371		29,876	–
2,000		1,271		1,757		222	17,940		18,677	67
4,802		–		–		–	2,054		–	–
–		–		–		–	271		–	–
–		–		–		–	365		–	–
14		51		2		–	572		–	–
–		–		–		–	610		–	–
2,536		10		1,796		–	665		59	–
22		20		8		2	12		32	7
1,053,437		992,411		401,002		103,689	5,820,180		1,604,196	331,952
16,388		10,521		11,869		–	87,887		1	–
1,759		715		396		1,005	4,707		1,071	818
250		236		142		26	569		242	–
188		188		69		18	796		287	24
–		–		–		–	1		–	–
–		–		–		604	1,235,676		46,414	–
–		–		–		–	536		713	1
–		–		–		–	383		–	–
–		–		–		–	115		–	–
–		–		–		–	8,875		3,609	–
–		–		–		–	46		–	–
6		–		25		–	1,935		–	–
167		–		–		–	2,358		–	–
474		361		123		49	813		540	16
–		–		–		–	36		–	–
1		1		–		–	15		2	–
–		–		–		–	1		–	–
96		73		36		7	728		159	27
19,329		12,095		12,660		1,709	1,345,477		53,038	886
$1,034,108		$980,316		$388,342		$101,980	$4,474,703		$1,551,158	$331,066
$899,107		$485,152		$303,780		$75,089	$4,728,372		$1,462,459	$330,991
20,138		28,651		17,528		1,180	391,660		25,177	695
574		107		1,213		–	2,201		8	–
–		–		–		–	(259)		–	–
–		–		–		–	49		–	–
16,081		10,374		11,208		–	86,550		–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	279

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2021 (Unaudited)

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$62,217		$738,678
Total distributable earnings/(loss)	18,498		260,119
Net Assets	$80,715		$998,797
Net Asset Value, Offering and Redemption Price Per Share — Class F	$30.83		$17.21
	($76,223,898 ÷		($786,754,081 ÷
	2,472,690 shares	)	45,724,690 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$30.77		$17.20
	($727,074 ÷		($1,405,400 ÷
	23,630 shares	)	81,703 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$30.84		$17.21
	($3,764,412 ÷		($210,637,697 ÷
	122,059 shares	)	12,238,158 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund
$860,442		$486,623		$360,255		$82,470		$4,483,573		$1,731,864		$331,025
173,666		493,693		28,087		19,510		(8,870)		(180,706)		41
$1,034,108		$980,316		$388,342		$101,980		$4,474,703		$1,551,158		$331,066
$11.25		$18.68		$11.01		$15.51		$11.35		$6.91		$10.00
($901,453,429 ÷		($898,615,060 ÷		($330,129,793 ÷		($83,884,865 ÷		($3,970,081,961 ÷		($1,363,556,725 ÷		($313,133,646 ÷
80,125,916 shares	)	48,109,594 shares	)	29,971,216 shares	)	5,406,868 shares	)	349,854,068 shares	)	197,200,481 shares	)	31,311,952 shares	)
$10.98		N/A		N/A		$15.48		$11.33		$6.66		N/A
($1,005,090 ÷						($374,308 ÷		($5,147,966 ÷		($498,375 ÷
91,512 shares	)					24,180 shares	)	454,309 shares	)	74,873 shares	)
$11.27		$18.68		$11.02		$15.52		$11.36		$6.91		$10.01
($131,649,267 ÷		($81,701,340 ÷		($58,212,000 ÷		($17,720,943 ÷		($499,473,054 ÷		($187,103,172 ÷		($17,932,169 ÷
11,681,403 shares	)	4,373,151 shares	)	5,282,881 shares	)	1,141,557 shares	)	43,986,502 shares	)	27,061,152 shares	)	1,792,112 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	281

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2021 (Unaudited)

Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$207,135
Affiliated investments, at value ††	–
Cash and cash equivalents	181
Due from Broker	–
Cash pledged as collateral on swap contracts	–
Cash pledged as collateral on futures contracts	–
Cash pledged as collateral on options contracts	–
Foreign currency, at value †††	–
Receivable for fund shares sold	91
Receivable for investment securities sold	–
Dividends and interest receivable	228
Unrealized gain on forward foreign currency contracts	–
Unrealized gain on foreign spot currency contracts	–
OTC Swap contracts, at value ††††	–
Options purchased, at value †††††	–
Swaptions purchased, at value ††††† †	–
Receivable for Variation Margin on Futures Contracts	–
Receivable for Variation Margin on Swap Contracts	–
Foreign tax reclaim receivable	–
Prepaid expenses	4
Total Assets	207,639
Liabilities:
Payable for fund shares redeemed	271
Payable for securities sold short@	–
Payable for investment securities purchased	–
Income distribution payable	–
OTC Swap contracts, at value ††††	–
Options written, at value †††††	–
Reverse repurchase agreements	–
Payable for Variation Margin on Swap Contracts	–
Payable for Variation Margin on Futures Contracts	–
Administration fees payable	–
Unrealized loss on foreign currency spot contracts	–
Unrealized loss on forward foreign currency contracts	–
Shareholder servicing fees payable Class F	–
Investment advisory fees payable	11
Chief Compliance Officer fees payable	–
Unfunded commitments on loan participations	–
Accrued expense payable	19
Total Liabilities	301
Net Assets	$207,338
† Cost of investments and repurchase agreements	$207,127
†† Cost of affiliated investments	–
††† Cost of foreign currency	–
†††† Cost (premiums received)	–
††††† Cost (premiums received)	–
†††††† Cost (premiums received)	–
@Proceeds from securities sold short	–

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
$252,946	$746,418	$369,290	$1,585,151	$880,351	$1,053,188	$499,187
1,342	–	95,930	–	–	–	–
–	65,376	74,023	934,392	13,905	128,068	175,040
–	3,707	870	6,033	–	335	–
–	–	277	12,096	9,986	3,822	1,036
–	2,502	–	59,010	5,334	10,390	4,470
–	–	–	–	34,622	–	–
–	–	3,021	5,972	1,094	87	75,762
146	621	225	2,067	383	704	380
–	1,990	24,372	83	17,335	14,315	563
276	495	1,428	2,380	7,592	2,433	210
–	–	868	11,307	2,459	1,436	4,887
–	–	–	9	5	100	–
–	–	819	3,623	204	1,172	2
–	3,393	781	–	302	1,500	22
–	19,052	–	–	–	–	–
–	359	8	9,661	255	2,425	670
–	19	19	300	273	163	32
–	–	54	271	61	26	–
6	17	10	56	20	19	17
254,716	843,949	571,995	2,632,411	974,181	1,220,183	762,278
447	669	668	2,838	1,029	841	1,570
–	–	83,921	–	–	111,848	–
–	3,589	11,932	3,618	38,328	26,601	10,550
–	–	–	–	152	–	–
–	2,293	256	146	–	2,858	4
–	–	570	–	2,218	631	4
–	–	–	–	–	263,138	–
–	–	25	606	151	159	28
–	56	9	7,097	515	1,400	313
41	204	122	552	180	191	83
–	–	–	11	–	96	–
–	50	920	3,736	782	944	456
20	167	99	514	65	162	61
28	132	302	1,422	333	228	231
–	1	–	3	–	1	1
–	–	49	–	–	–	–
21	65	30	183	116	210	51
557	7,226	98,903	20,726	43,869	409,308	13,352
$254,159	$836,723	$473,092	$2,611,685	$930,312	$810,875	$748,926
$240,352	$373,238	$353,242	$1,498,885	$818,704	$953,811	$476,309
1,342	–	95,930	–	–	–	–
–	–	3,007	5,955	1,116	87	78,891
–	–	–	–	4	716	–
–	823	328	–	(2,275)	1,173	99
–	5,038	–	–	–	–	–
–	–	80,200	–	–	81,594	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	283

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2021 (Unaudited)

	Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$207,348
Total distributable earnings/(loss)	(10)
Net Assets	$207,338
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00
	($199,912,621 ÷
	19,993,696 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.01
	($7,424,949 ÷
	742,020 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

284	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
$243,728		$432,639		$445,591		$2,743,900		$880,831		$949,282		$722,236
10,431		404,084		27,501		(132,215)		49,481		(138,407)		26,690
$254,159		$836,723		$473,092		$2,611,685		$930,312		$810,875		$748,926
$10.60		$16.84		$10.52		$9.64		$11.25		$8.37		$10.41
($233,755,257 ÷		($789,701,852 ÷		($464,439,135 ÷		($2,415,500,636 ÷		($753,205,754 ÷		($765,761,790 ÷		($707,571,994 ÷
22,045,302 shares	)	46,891,657 shares	)	44,139,186 shares	)	250,577,828 shares	)	66,935,438 shares	)	91,501,486 shares	)	67,952,944 shares	)
$10.65		$16.85		$10.52		$9.72		$11.25		$8.37		$10.43
($20,404,113 ÷		($47,021,275 ÷		($8,652,789 ÷		($196,184,277 ÷		($177,106,314 ÷		($45,113,697 ÷		($41,353,618 ÷
1,916,483 shares	)	2,790,437 shares	)	822,850 shares	)	20,180,047 shares	)	15,740,331 shares	)	5,390,165 shares	)	3,965,395 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	285

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2021 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund

Investment Income:

Dividends	$ 18,302	$ 21,768	$ 5,691

Income from affiliated investments(1)	1	1	1

Interest income	–	–	–

Security lending income - net(1) (2)	119	64	4

Less: foreign taxes withheld	(71)	(251)	(17)

Total Investment Income	18,351	21,582	5,679

Expenses:

Investment advisory fees	4,209	2,483	3,262

Administration fees	3,050	2,125	2,416

Shareholder servicing fees Class F	2,560	1,552	1,801

Shareholder servicing fees Class I	–	3	4

Trustees’ fees	22	14	17

Chief compliance officer fees	6	4	5

Administration servicing fees Class I	–	3	4

Printing fees	117	77	87

Custodian/Wire agent fees	61	38	46

Professional fees	56	37	42

Registration fees	37	22	26

Pricing fees	19	11	15

Other expenses	23	14	17

Total Expenses	10,160	6,383	7,742

Less:

Waiver of investment advisory fees	(297)	(170)	(599)

Waiver of shareholder servicing fees Class F	(20)	(12)	(14)

Waiver of shareholder servicing fees Class I	–	–	(1)

Waiver of administration fees	(354)	(88)	(82)

Net Expenses	9,489	6,113	7,046

Net Investment Income (Loss)	8,862	15,469	(1,367)

Net Realized Gain (Loss) on:

Investments	104,642	60,912	92,151

Affiliated investments	1	(3)	1

Futures contracts	3,314	1,900	2,398

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	323,816	324,682	113,125

Affiliated investments	(1)	1	2

Futures contracts	115	(2)	(96)

Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–

Net Increase in Net Assets Resulting from Operations	$ 440,749	$ 402,959	$ 206,214

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$ 6,302	$ 41,585	$ 7,355	$ 4,605	$ 3,704	$ 1,342	$ 6,371

2	1	1	1	1	–	1

–	–	–	4	–	–	–

6	45	3	84	67	188	70

–	(163)	–	(15)	(9)	(4)	(10)

6,310	41,468	7,359	4,679	3,763	1,526	6,432

203	8,225	135	2,075	1,268	1,347	2,980

1,217	4,484	991	958	585	622	1,375

1,014	4,581	1,119	761	411	465	1,021

–	–	7	–	2	2	–

8	41	–	6	4	4	9

2	11	2	2	1	1	2

–	–	7	–	2	2	–

44	223	49	35	21	23	50

21	112	25	16	9	10	23

20	106	23	16	10	11	23

14	52	15	10	5	5	14

10	33	11	8	5	5	10

43	42	54	6	3	4	9

2,596	17,910	2,438	3,893	2,326	2,501	5,516

(122)	–	(45)	(240)	(152)	(225)	(352)

(609)	(37)	(895)	(6)	(3)	(4)	(123)

–	–	(1)	–	–	–	–

(843)	(94)	(364)	(38)	(16)	(17)	(54)

1,022	17,779	1,133	3,609	2,155	2,255	4,987

5,288	23,689	6,226	1,070	1,608	(729)	1,445

(1,719)	151,322	43,105	107,751	27,607	77,691	73,068

–	8	–	1	5	–	10

2,203	3,867	2,456	(498)	(716)	99	(209)

140,473	662,735	104,914	135,112	139,863	48,572	227,772

27	3	–	(1)	(2)	(1)	(3)

(2)	(171)	(24)	15	17	15	(2)

–	8	–	–	–	–	–

$ 146,270	$ 841,461	$ 156,677	$ 243,450	$ 168,382	$ 125,647	$ 302,081

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	287

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2021 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund

Investment Income:

Dividends	$ 653	$ 18,711	$ 11,312

Income from affiliated investments(1)	–	1	–

Interest income	–	4	–

Security lending income - net(1) (2)	–	36	27

Less: foreign taxes withheld	(1)	(108)	(567)

Total Investment Income	652	18,644	10,772

Expenses:

Investment advisory fees	144	4,904	3,404

Administration fees	108	2,231	1,571

Shareholder servicing fees Class F	86	977	1,136

Shareholder servicing fees Class I	1	2	1

Trustees’ fees	1	17	11

Administration servicing fees Class I	1	2	1

Chief compliance officer fees	–	4	3

Distribution fees Class F	–	2	–

Printing fees	4	89	57

Professional fees	2	43	28

Registration fees	2	30	20

Custodian/Wire agent fees	2	47	46

Pricing fees	2	17	16

Other expenses	1	17	13

Total Expenses	354	8,382	6,307

Less:

Waiver of investment advisory fees	–	(1,966)	(566)

Waiver of shareholder servicing fees Class F	(1)	(8)	(9)

Waiver of shareholder servicing fees Class I	–	–	–

Waiver of administration fees	–	(504)	(77)

Net Expenses	353	5,904	5,655

Net Investment Income	299	12,740	5,117

Net Realized Gain (Loss) on:

Investments	8,084	161,697	60,839

Affiliated investments	–	(1)	(2)

Futures contracts	2	6,710	1,460

Foreign currency translation	–	99	29

Forward foreign currency contracts	–	–	(2,782)

Purchased and written options	–	–	–

Swap contracts	–	–	–

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	11,111	47,673	26,528

Affiliated investments	–	–	1

Futures contracts	(1)	(146)	39

Purchased and written options	–	–	–

Purchased and written swaptions	–	–	–

Swap contracts	–	–	–

Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(5)	(65)

Forward foreign currency contracts	–	–	2,416

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 19,495	$ 228,767	$ 93,580

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$ 11,057	$ 6,292	$ 1,245	$ –	$ 732	$ –	$ –

1	–	–	10	2	–	–

–	–	–	44,617	53,575	349	167

2	43	–	21	–	–	–

(41)	(415)	–	–	(1)	–	–

11,019	5,920	1,245	44,648	54,308	349	167

3,115	1,238	316	5,919	3,695	160	105

1,438	857	146	3,376	1,512	320	210

1,100	406	99	4,800	1,670	374	254

–	–	–	6	1	–	–

10	4	1	36	16	3	2

–	–	–	6	1	–	–

3	1	–	9	4	1	1

–	–	–	–	–	–	–

52	21	5	221	81	17	11

25	10	3	103	40	8	6

17	6	2	51	26	5	3

27	33	3	98	44	10	6

9	16	1	251	127	8	10

10	4	2	25	15	3	2

5,806	2,596	578	14,901	7,232	909	610

(1,025)	(525)	(42)	(1,190)	(578)	(64)	(42)

(9)	(3)	(1)	(38)	(13)	(224)	(153)

–	–	–	(1)	–	–	–

(69)	(19)	(1)	–	(103)	(287)	(258)

4,703	2,049	534	13,672	6,538	334	157

6,316	3,871	711	30,976	47,770	15	10

14,235	2,323	3,579	3,783	7,907	1	–

–	(1)	–	93	–	–	–

1,315	300	–	(10,638)	–	–	–

(5)	39	–	(2,594)	(26)	–	–

–	–	–	429	–	–	–

–	–	–	(282)	–	–	–

–	–	–	4,936	94	–	–

100,937	31,134	14,420	(123,705)	118,201	(30)	(26)

–	2	–	(6)	–	–	–

(49)	68	–	(9,130)	–	–	–

–	–	–	200	–	–	–

–	–	–	201	–	–	–

–	–	–	9,385	(44)	–	–

14	(39)	–	6	–	–	–

–	–	–	1,160	–	–	–

$ 122,763	$ 37,697	$ 18,710	$ (95,186)	$ 173,902	$ (14)	$ (16)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	289

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2021 (Unaudited)

	Real Return Fund	Dynamic Asset Allocation Fund

Investment Income:

Dividends	$ –	$ 5,901

Income from affiliated investments(1)	–	–

Interest income	2,301	3

Less: foreign taxes withheld	–	–

Total Investment Income	2,301	5,904

Expenses:

Shareholder servicing fees Class F	298	943

Investment advisory fees	286	2,398

Administration fees	260	1,199

Trustees’ fees	3	8

Chief compliance officer fees	1	2

Printing fees	14	43

Custodian/Wire agent fees	8	11

Professional fees	7	21

Registration fees	4	13

Pricing fees	2	9

Dividend expense on securities sold short	–	–

Interest expense	–	–

Other expenses	3	8

Total Expenses	886	4,655

Less:

Waiver of investment advisory fees	(117)	(1,654)

Waiver of shareholder servicing fees Class F	(179)	–

Waiver of administration fees	(13)	(53)

Net Expenses	577	2,948

Net Investment Income (Loss)	1,724	2,956

Net Realized Gain (Loss) on:

Investments	1,932	35,530

Securities sold short	–	–

Futures contracts	–	12,727

Foreign currency translation	–	20

Forward foreign currency contracts	–	(20)

Purchased and written options	–	–

Purchased and written swaptions	–	2,956

Swap contracts	–	(790)

Capital gains on Investments	–	–

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	2,490	83,702

Securities sold short	–	–

Futures contracts	–	551

Purchased and written options	–	2,570

Purchased and written swaptions	–	12,022

Swap contracts	–	(916)

Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(1)

Forward foreign currency contracts	–	(38)

Net Increase in Net Assets Resulting from Operations	$ 6,146	$ 151,269

(1)	See Note 6 in Notes to Financial Statements.

(2)	Income is from the investment of collateral in an affiliated security.

290	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$ 1,350	$ 1,690	$ 855	$ 3,471	$ 612

5	–	–	–	–

4,957	1,779	19,746	7,824	853

–	(103)	(46)	–	–

6,312	3,366	20,555	11,295	1,465

591	3,057	971	932	913

3,608	9,896	2,825	2,177	1,553

722	3,522	1,413	1,187	1,165

5	27	10	8	8

1	7	2	2	2

26	141	50	42	42

14	44	21	16	16

13	69	25	21	20

8	47	16	14	13

52	57	117	52	11

1,080	–	–	662	–

564	–	–	390	–

8	38	14	13	12

6,692	16,905	5,464	5,516	3,755

(1,490)	(1,450)	(849)	(863)	(155)

(5)	–	(583)	–	(548)

(310)	(221)	(334)	(84)	(656)

4,887	15,234	3,698	4,569	2,396

1,425	(11,868)	16,857	6,726	(931)

52,976	5,309	12,625	(1,297)	5,860

(16,995)	–	–	(11,684)	–

(228)	193,534	(1,765)	19,844	5,794

(262)	(8,207)	(343)	446	(1,037)

(796)	5,080	(2,045)	(1,901)	1,104

(308)	–	(5,162)	(2,056)	614

10	–	–	1,106	–

(951)	28,136	1,567	2,824	(570)

1,293	–	–	–	–

2,856	15,391	27,277	52,919	8,465

46	–	–	(12,167)	–

84	(67,999)	(3,364)	1,574	(495)

(237)	–	(975)	(419)	(137)

3	–	–	(306)	–

181	(4,961)	2,873	3,316	(1,380)

(37)	(18)	(125)	(6)	(3,148)

(69)	7,285	1,635	102	4,291

$ 38,991	$ 161,682	$ 49,055	$ 59,021	$ 18,430

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	291

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2021 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

Operations:

Net investment income (loss)	$8,862	$25,302	$15,469	$27,385	$(1,367)	$2,087

Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	107,957	29,421	62,809	(69,598)	94,550	132,163

Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	323,930	97,010	324,681	(80,344)	113,031	305,182

Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	—	—

Contribution from Adviser(1)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	440,749	151,733	402,959	(122,557)	206,214	439,432

Distributions:

Class F:	(63,755)	(158,501)	(12,193)	(45,392)	(127,247)	(76,682)

Class I:	N/A	N/A	(25)	(104)	(330)	(159)

Class Y:	(3,540)	(9,625)	(1,887)	(6,239)	(16,536)	(9,790)

Return of Capital:

Class F	—	—	—	—	—	—

Class Y	—	—	—	—	—	—

Total Distributions	(67,295)	(168,126)	(14,105)	(51,735)	(144,113)	(86,631)

Capital Share Transactions:(2)

Class F:

Proceeds from shares issued	121,916	255,737	89,207	258,992	112,018	208,478

Reinvestment of dividends & distributions	58,838	147,271	11,477	42,535	119,106	71,751

Cost of shares redeemed	(405,239)	(602,760)	(242,161)	(241,351)	(211,283)	(511,913)

Net increase (decrease) from Class F transactions	(224,485)	(199,752)	(141,477)	60,176	19,841	(231,684)

Class I:

Proceeds from shares issued	N/A	N/A	155	577	534	566

Reinvestment of dividends & distributions	N/A	N/A	22	87	290	124

Cost of shares redeemed	N/A	N/A	(433)	(872)	(727)	(741)

Net increase (decrease) from Class I transactions	N/A	N/A	(256)	(208)	97	(51)

Class Y:

Proceeds from shares issued	6,242	29,697	11,539	35,301	17,883	21,651

Reinvestment of dividends & distributions	3,437	9,360	1,761	5,806	15,475	9,124

Cost of shares redeemed	(17,096)	(66,154)	(23,789)	(23,082)	(12,361)	(55,926)

Net increase (decrease) from Class Y transactions	(7,417)	(27,097)	(10,489)	18,025	20,997	(25,151)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(231,902)	(226,849)	(152,222)	77,993	40,935	(256,886)

Net Increase (Decrease) in Net Assets	141,552	(243,242)	236,632	(96,299)	103,036	95,915

Net Assets

Beginning of period	2,047,377	2,290,619	1,248,215	1,344,514	1,569,980	1,474,065

End of period	$2,188,929	$2,047,377	$1,484,847	$1,248,215	$1,673,016	$1,569,980

(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

$ 5,288	$8,859	$23,689	$46,679	$6,226	$13,594	$1,070	$970

484	(7,319)	155,197	58,583	45,561	45,503	107,254	(34,061)

140,498	86,442	662,567	149,757	104,890	49,436	135,126	18,549

—	—	8	(3)	—	—	—	—
—	—	—	—	—	221	—	—
146,270	87,982	841,461	255,016	156,677	108,754	243,450	(14,542)

(4,776)	(9,299)	(68,021)	(305,586)	(47,910)	(38,922)	(648)	(1,000)
N/A	N/A	N/A	N/A	(296)	(204)	N/A	N/A
N/A	N/A	(8,824)	(39,347)	N/A	N/A	(62)	(132)

—	—	—	—	—	—	—	(31)
—	—	—	—	—	—	—	(4)
(4,776)	(9,299)	(76,845)	(344,933)	(48,206)	(39,126)	(710)	(1,167)

217,040	395,051	144,938	329,873	43,129	234,977	33,563	90,876
4,555	8,893	60,244	269,671	43,128	35,284	602	959
(155,289)	(231,827)	(383,661)	(700,148)	(102,213)	(321,680)	(114,123)	(127,496)
66,306	172,117	(178,479)	(100,604)	(15,956)	(51,419)	(79,958)	(35,661)

N/A	N/A	N/A	N/A	538	1,642	N/A	N/A
N/A	N/A	N/A	N/A	252	152	N/A	N/A
N/A	N/A	N/A	N/A	(1,070)	(2,187)	N/A	N/A
N/A	N/A	N/A	N/A	(280)	(393)	N/A	N/A

N/A	N/A	13,940	57,471	N/A	N/A	1,878	10,275
N/A	N/A	8,197	36,243	N/A	N/A	60	132
N/A	N/A	(37,489)	(116,964)	N/A	N/A	(8,347)	(16,903)
N/A	N/A	(15,352)	(23,250)	N/A	N/A	(6,409)	(6,496)
66,306	172,117	(193,831)	(123,854)	(16,236)	(51,812)	(86,367)	(42,157)
207,800	250,800	570,785	(213,771)	92,235	17,816	156,373	(57,866)

706,457	455,657	3,777,369	3,991,140	850,084	832,268	529,522	587,388
$ 914,257	$706,457	$4,348,154	$3,777,369	$942,319	$850,084	$685,895	$529,522

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	293

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2021 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

Operations:

Net investment income (loss)	$1,608	$2,758	$(729)	$(1,155)	$1,445	$1,906

Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	26,896	(19,553)	77,790	(5,988)	72,869	(22,116)

Net realized gain (loss) on foreign currency transactions	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options,swaptions and swap contracts	139,878	(31,753)	48,586	23,393	227,767	(34,962)

Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	168,382	(48,548)	125,647	16,250	302,081	(55,172)

Distributions:

Class F:	(1,245)	(3,137)	—	(10,166)	(628)	(18,990)

Class I:	(5)	(16)	—	(51)	N/A	N/A

Class Y:	(293)	(627)	—	(1,146)	(215)	(2,600)

Total Distributions	(1,543)	(3,780)	—	(11,363)	(843)	(21,590)

Capital Share Transactions:(1)

Class F:

Proceeds from shares issued	36,648	71,807	46,308	47,465	56,560	100,445

Reinvestment of dividends & distributions	1,162	2,903	—	9,353	550	16,582

Cost of shares redeemed	(66,399)	(53,427)	(49,940)	(64,054)	(75,242)	(155,596)

Net increase (decrease) from Class F transactions	(28,589)	21,283	(3,632)	(7,236)	(18,132)	(38,569)

Class I:

Proceeds from shares issued	125	523	296	228	N/A	N/A

Reinvestment of dividends & distributions	4	15	—	45	N/A	N/A

Cost of shares redeemed	(219)	(786)	(135)	(453)	N/A	N/A

Net increase (decrease) from Class I transactions	(90)	(248)	161	(180)	N/A	N/A

Class Y:

Proceeds from shares issued	3,057	21,832	2,132	4,087	2,487	21,632

Reinvestment of dividends & distributions	272	573	—	1,059	199	2,395

Cost of shares redeemed	(11,542)	(14,083)	(4,683)	(6,360)	(12,171)	(29,000)

Net increase (decrease) from Class Y transactions	(8,213)	8,322	(2,551)	(1,214)	(9,485)	(4,973)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(36,892)	29,357	(6,022)	(8,630)	(27,617)	(43,542)

Net Increase (Decrease) in Net Assets	129,947	(22,971)	119,625	(3,743)	273,621	(120,304)

Net Assets

Beginning of period	297,647	320,618	324,819	328,562	749,505	869,809

End of period	$427,594	$297,647	$444,444	$324,819	$1,023,126	$749,505

(1)	See Note 6 in Notes to Financial Statements for additional information.

(2)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

294	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

$299	$1,023	$12,740	$28,854	$5,117	$13,575	$6,316	$15,096	$3,871	$7,045

8,086	(6,157)	168,406	3,236	59,515	315	15,548	12,195	2,622	(22,643)

—	—	99	(112)	29	368	(3)	70	39	195

11,110	(1,701)	47,527	(121,553)	28,984	(79,501)	100,895	(56,745)	31,204	4,071

—	—	(5)	(8)	(65)	270	7	(6)	(39)	124

19,495	(6,835)	228,767	(89,583)	93,580	(64,973)	122,763	(29,390)	37,697	(11,208)

(361)	(2,451)	(67,450)	(41,118)	(9,100)	(55,847)	(11,588)	(38,400)	(5,612)	(9,743)

(3)	(16)	(112)	(61)	(8)	(55)	N/A	N/A	N/A	N/A

(19)	(73)	(77,919)	(45,813)	(1,740)	(13,197)	(1,129)	(3,643)	(1,091)	(1,383)

(383)	(2,540)	(145,481)	(86,992)	(10,848)	(69,099)	(12,717)	(42,043)	(6,703)	(11,126)

9,151	26,083	65,171	187,528	78,782	215,299	44,907	145,802	27,802	91,287

337	1,995	57,969	35,925	7,835	48,789	9,868	33,071	4,832	8,442

(18,235)	(54,382)	(153,493)	(287,534)	(170,936)	(305,585)	(113,344)	(261,670)	(44,271)	(95,568)

(8,747)	(26,304)	(30,353)	(64,081)	(84,319)	(41,497)	(58,569)	(82,797)	(11,637)	4,161

29	54	18	78	20	35	N/A	N/A	N/A	N/A

3	16	112	61	8	55	N/A	N/A	N/A	N/A

(64)	(148)	(96)	(73)	(52)	(100)	N/A	N/A	N/A	N/A

(32)	(78)	34	66	(24)	(10)	N/A	N/A	N/A	N/A

1,146	1,405	69,015	359,723	13,242	63,543	4,294	17,661	2,378	38,026

18	70	76,816	43,974	1,591	12,675	965	3,115	934	1,164

(777)	(1,323)	(836,826)	(364,414)	(36,923)	(124,771)	(8,712)	(26,773)	(2,832)	(27,290)

387	152	(690,995)	39,283	(22,090)	(48,553)	(3,453)	(5,997)	480	11,900

(8,392)	(26,230)	(721,314)	(24,732)	(106,433)	(90,060)	(62,022)	(88,794)	(11,157)	16,061

10,720	(35,605)	(638,028)	(201,307)	(23,701)	(224,132)	48,024	(160,227)	19,837	(6,273)

69,995	105,600	1,636,825	1,838,132	1,057,809	1,281,941	932,292	1,092,519	368,505	374,778

$80,715	$69,995	$998,797	$1,636,825	$1,034,108	$1,057,809	$980,316	$932,292	$388,342	$368,505

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	295

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2021 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

Operations:

Net investment income	$711	$1,184	$30,976	$85,126	$47,770	$84,980

Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	3,579	305	(1,679)	194,337	8,001	(27,172)

Net realized gain (loss) on foreign currency transactions	—	—	(2,594)	33	(26)	—

Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	14,420	(21,515)	(121,895)	35,614	118,157	(55,093)

Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	6	293	—	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,710	(20,026)	(95,186)	315,403	173,902	2,711

Distributions:

Class F:	(4,043)	(8,039)	(176,926)	(124,229)	(62,056)	(86,586)

Class I:	(17)	(33)	(212)	(152)	(22)	(341)

Class Y:	(948)	(2,999)	(21,585)	(15,467)	(8,550)	(11,678)

Total Distributions	(5,008)	(11,071)	(198,723)	(139,848)	(70,628)	(98,605)

Capital Share Transactions:(1)

Class F:

Proceeds from shares issued	4,188	16,604	664,887	769,935	131,786	358,748

Reinvestment of dividends & distributions	3,624	7,213	161,138	113,156	55,413	76,665

Cost of shares redeemed	(9,171)	(32,671)	(453,349)	(935,584)	(172,288)	(538,608)

Net increase (decrease) from Class F transactions	(1,359)	(8,854)	372,676	(52,493)	14,911	(103,195)

Class I:

Proceeds from shares issued	5	11	916	530	56	90

Reinvestment of dividends & distributions	17	34	159	108	22	25

Cost of shares redeemed	(2)	(60)	(288)	(1,212)	(20)	(11,413)

Net increase (decrease) from Class I transactions	20	(15)	787	(574)	58	(11,298)

Class Y:

Proceeds from shares issued	795	5,967	94,725	105,560	12,491	52,287

Reinvestment of dividends & distributions	893	2,883	20,637	14,711	8,331	11,206

Cost of shares redeemed	(3,756)	(19,091)	(39,420)	(123,452)	(20,267)	(62,620)

Net increase (decrease) from Class Y transactions	(2,068)	(10,241)	75,942	(3,181)	555	873

Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(3,407)	(19,110)	449,405	(56,248)	15,524	(113,620)

Net Increase (Decrease) in Net Assets	10,295	(50,207)	155,496	119,307	118,798	(209,514)

Net Assets

Beginning of period	91,685	141,892	4,319,207	4,199,900	1,432,360	1,641,874

End of period	$101,980	$91,685	$4,474,703	$4,319,207	$1,551,158	$1,432,360

(1)	Commenced operations on May 8, 2020.

(2)	See Note 6 in Notes to Financial Statements for additional information.

(3)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

296	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

$ 15	$2,653	$10	$1,199	$1,724	$1,888	$2,956	$7,914

1	—	—	2	1,932	411	50,403	50,611
—	—	—	—	—	—	20	101

(30)	9	(26)	30	2,490	10,202	97,891	44,779

—	—	—	—	—	—	(1)	—
(14)	2,662	(16)	1,231	6,146	12,501	151,269	103,405

(15)	(2,402)	(10)	(1,127)	(866)	(1,237)	(53,187)	(12,413)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1)	(233)	—	(79)	(92)	(142)	(3,265)	(929)
(16)	(2,635)	(10)	(1,206)	(958)	(1,379)	(56,452)	(13,342)

98,808	285,508	45,179	130,240	29,756	70,584	56,075	103,949
12	1,803	8	886	711	1,015	49,479	11,598
(104,679)	(197,477)	(58,073)	(80,689)	(40,325)	(70,315)	(129,182)	(201,652)
(5,859)	89,834	(12,886)	50,437	(9,858)	1,284	(23,628)	(86,105)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

4,916	15,773	4,604	1,033	3,772	8,386	2,226	9,584
1	221	1	77	87	134	3,205	911
(9,248)	(16,860)	(2,953)	(12,069)	(5,274)	(12,417)	(5,429)	(45,256)
(4,331)	(866)	1,652	(10,959)	(1,415)	(3,897)	2	(34,761)
(10,190)	88,968	(11,234)	39,478	(11,273)	(2,613)	(23,626)	(120,866)
(10,220)	88,995	(11,260)	39,503	(6,085)	8,509	71,191	(30,803)

341,286	252,291	218,598	179,095	260,244	251,735	765,532	796,335
$ 331,066	$341,286	$207,338	$218,598	$254,159	$260,244	$836,723	$765,532

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	297

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

($ Thousands)

For the six month period ended March 31, 2021 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund
	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

Operations:

Net investment income (loss)	$1,425	$3,976	$(11,868)	$(6,348)	$16,857	$35,324

Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	33,708	11,248	232,059	5,433	5,220	(24,946)

Net realized gain (loss) on foreign currency transactions	(262)	(855)	(8,207)	(11,559)	(343)	(1,592)

Capital gain distribution from investment	1,293	600	—	—	—	—

Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	2,864	6,731	(50,284)	49,165	27,448	3,989

Net change in unrealized appreciation (depreciation) on foreign currency transactions	(37)	163	(18)	96	(127)	95

Net Increase (Decrease) in Net Assets Resulting from Operations	38,991	21,863	161,682	36,787	49,055	12,870

Distributions:

Class F:	(13,167)	(4,719)	(126,250)	(310,159)	(11,878)	(30,727)

Class Y:	(263)	(112)	(9,708)	(25,800)	(2,594)	(6,369)

Total Distributions	(13,430)	(4,831)	(135,958)	(335,959)	(14,472)	(37,096)

Capital Share Transactions:(1)

Class F:

Proceeds from shares issued	30,051	76,936	192,866	363,378	61,928	180,731

Reinvestment of dividends & distributions	11,882	4,272	115,417	285,126	10,357	26,371

Cost of shares redeemed	(66,074)	(106,599)	(336,714)	(610,752)	(118,378)	(231,680)

Net increase (decrease) from Class F transactions	(24,141)	(25,391)	(28,431)	37,752	(46,093)	(24,578)

Class Y:

Proceeds from shares issued	400	1,101	19,044	41,566	27,233	41,023

Reinvestment of dividends & distributions	247	105	9,575	25,402	2,451	6,125

Cost of shares redeemed	(907)	(2,865)	(24,756)	(75,457)	(20,133)	(43,905)

Net increase (decrease) from Class Y transactions	(260)	(1,659)	3,863	(8,489)	9,551	3,243

Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(24,401)	(27,050)	(24,568)	29,263	(36,542)	(21,335)

Net Increase (Decrease) in Net Assets	1,160	(10,018)	1,156	(269,909)	(1,959)	(45,561)

Net Assets

Beginning of period	471,932	481,950	2,610,529	2,880,438	932,271	977,832

End of period	$473,092	$471,932	$2,611,685	$2,610,529	$930,312	$932,271

(1)	See Note 6 in Notes to Financial Statements for additional information.

(2)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

298	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
10/01/20 to 03/31/21	2020	10/01/20 to 03/31/21	2020

$ 6,726	$10,505	$(931)	$2,867

6,836	(37,228)	12,802	5,506
446	(1,408)	(1,037)	564
—	—	—	—

45,019	(1,777)	10,744	10,762

(6)	15	(3,148)	(20)
59,021	(29,893)	18,430	19,679

(10,636)	(12,032)	(7,473)	(24,500)
(776)	(920)	(530)	(1,745)
(11,412)	(12,952)	(8,003)	(26,245)

74,134	140,432	95,972	244,633
9,692	11,038	6,005	19,404
(98,909)	(173,715)	(136,648)	(210,326)
(15,083)	(22,245)	(34,671)	53,711

4,120	10,235	6,557	14,849
761	899	519	1,706
(7,667)	(19,217)	(14,638)	(15,678)
(2,786)	(8,083)	(7,562)	877
(17,869)	(30,328)	(42,233)	54,588
29,740	(73,173)	(31,806)	48,022

781,135	854,308	780,732	732,710
$ 810,875	$781,135	$748,926	$780,732

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	299

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the period ended March 31, 2021

Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:

Net Increase in Net Assets from Operations	$59,021

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided in Operating Activities:

Purchase of Investment Securities	(414,429)

Proceeds from Disposition of Investment Securities	407,675

Proceeds from Securities Sold Short	29,972

Purchases to Cover Securities Sold Short	(27,042)

Purchased Options/Purchases to Cover Written Options	(2,869)

Amortization (Accretion of Market Discount)	(2,827)

Net Realized (Gain) Loss on:

Investments and Securities Sold Short	15,037

Net Change in Unrealized (Appreciation) Depreciation on:

Investments and Securities Sold Short	(40,333)

Changes in Assets:

Cash Collateral on Forwards	687

Cash Collateral on Swaps	6,469

Cash Collateral on Futures	(5,894)

Receivable for Investment Securities Sold	(14,299)

Dividends and Interest Receivable	(103)

OTC Options, at value	368

OTC Swaptions, at value	285

OTC Swap Contracts, at Value	1,708

Foreign Tax Reclaim receivable	(9)

Unrealized Loss on Forward Foreign Currency Contracts	(823)

Prepaid expenses	(6)

Receivable for Variation Margin	(482)

Changes in Liabilities:

Payable for Investment Securities Purchased	24,624

Administration Fees Payable	25

Shareholder Servicing Fees Payable	10

Payable for securities sold short	26,782

OTC Swap Contracts, at Value	(2,904)

OTC Swaptions, at Value	(951)

OTC Options, at value	189

Payable for Variation Margin	643

Investment Advisory Fees Payable	14

Due to Broker	(261)

Unrealized Gain on Forward Foreign Currency Contracts	713

Accrued Expenses Payable	91

Net Cash Provided by Operating Activities	34,694
Cash Flows used from Financing Activities

Reverse Repurchase Agreements	28,587

Dividends and Distributions	(11,412)

Proceeds from Shares Issued	78,184

Reinvestment of Dividends and Distributions	10,453

Cost of Shares Redeemed	(106,530)

Net Cash Provided by Financing Activities	(718)
Net Change in Cash, Restricted Cash, and Foreign Currency	33,976

Cash, Restricted Cash, and Foreign Currency at Beginning of Period	$94,179

Cash, Restricted Cash, and Foreign Currency at End of Period	$128,155
Supplemental Disclosure of Cash Flow Information

Interest paid	$3,135

The accompanying notes are an integral part of the financial statements.

300	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund

Class F

2021@	$13.95	$0.06	$3.06	$3.12	$(0.06)	$(0.42)	$(0.48)	$16.59	22.72%	$2,073,951	0.89%	0.89%	0.95%	0.81%	16%

2020	13.94	0.16	0.89	1.05	(0.18)	(0.86)	(1.04)	13.95	7.67	1,944,209	0.89	0.89	0.96	1.16	63

2019	15.92	0.19	(0.22)	(0.03)	(0.18)	(1.77)	(1.95)	13.94	1.17	2,158,883	0.89	0.89	0.95	1.37	72

2018	14.65	0.13	2.22	2.35	(0.12)	(0.96)	(1.08)	15.92	16.80	2,439,320	0.89	0.89	0.94	0.87	80

2017	12.54	0.12	2.11	2.23	(0.12)	—	(0.12)	14.65	17.88	2,362,180	0.89	0.89	0.95	0.91	100

2016	13.71	0.12	1.16	1.28	(0.12)	(2.33)	(2.45)	12.54	10.15	2,237,663	0.91(2)	0.91(2)	0.99(2)	1.01	68

Class Y

2021@	$13.95	$0.08	$3.06	$3.14	$(0.08)	$(0.42)	$(0.50)	$16.59	22.86%	$114,978	0.64%	0.64%	0.70%	1.06%	16%

2020	13.95	0.19	0.89	1.08	(0.22)	(0.86)	(1.08)	13.95	7.86	103,168	0.64	0.64	0.71	1.41	63

2019	15.93	0.22	(0.22)	—	(0.21)	(1.77)	(1.98)	13.95	1.44	131,736	0.64	0.64	0.70	1.62	72

2018	14.66	0.17	2.22	2.39	(0.16)	(0.96)	(1.12)	15.93	17.08	137,136	0.64	0.64	0.69	1.11	80

2017	12.55	0.16	2.10	2.26	(0.15)	—	(0.15)	14.66	18.16	156,329	0.64	0.64	0.70	1.16	100

2016	13.71	0.16	1.16	1.32	(0.15)	(2.33)	(2.48)	12.55	10.50	164,611	0.66(2)	0.66(2)	0.74(2)	1.26	68

Large Cap Value Fund

Class F

2021@	$20.11	$0.25	$6.33	$6.58	$(0.23)	$—	$(0.23)	$26.46	32.95%	$1,296,238	0.89%	0.89%	0.93%	2.15%	14%

2020	23.25	0.45	(2.70)	(2.25)	(0.46)	(0.43)	(0.89)	20.11	(9.96)	1,097,338	0.89	0.89	0.93	2.15	65

2019	26.21	0.50	(0.92)	(0.42)	(0.48)	(2.06)	(2.54)	23.25	(0.91)	1,190,700	0.89	0.89	0.93	2.17	52

2018	24.70	0.39	2.39	2.78	(0.37)	(0.90)	(1.27)	26.21	11.54	1,285,571	0.89	0.89	0.93	1.51	83

2017	21.20	0.32	3.49	3.81	(0.31)	—	(0.31)	24.70	18.13	1,261,075	0.89	0.89	0.93	1.38	76

2016	22.35	0.32	1.78	2.10	(0.30)	(2.95)	(3.25)	21.20	10.16	1,300,029	0.91(2)	0.91(2)	0.95(2)	1.56	70

Class I

2021@	$20.13	$0.22	$6.34	$6.56	$(0.20)	$—	$(0.20)	$26.49	32.82%	$2,948	1.11%	1.11%	1.18%	1.93%	14%

2020	23.27	0.41	(2.71)	(2.30)	(0.41)	(0.43)	(0.84)	20.13	(10.17)	2,454	1.11	1.11	1.18	1.93	65

2019	26.23	0.45	(0.93)	(0.48)	(0.42)	(2.06)	(2.48)	23.27	(1.14)	3,042	1.11	1.11	1.18	1.95	52

2018	24.71	0.33	2.40	2.73	(0.31)	(0.90)	(1.21)	26.23	11.30	4,427	1.11	1.11	1.18	1.29	83

2017	21.21	0.27	3.49	3.76	(0.26)	—	(0.26)	24.71	17.84	4,666	1.11	1.11	1.18	1.16	76

2016	22.35	0.28	1.78	2.06	(0.25)	(2.95)	(3.20)	21.21	9.93	6,165	1.13(2)	1.13(2)	1.20(2)	1.33	70

Class Y

2021@	$20.11	$0.28	$6.32	$6.60	$(0.25)	$—	$(0.25)	$26.46	33.11%	$185,661	0.64%	0.64%	0.68%	2.39%	14%

2020	23.26	0.51	(2.71)	(2.20)	(0.52)	(0.43)	(0.95)	20.11	(9.76)	148,423	0.64	0.64	0.68	2.40	65

2019	26.21	0.55	(0.91)	(0.36)	(0.53)	(2.06)	(2.59)	23.26	(0.62)	150,772	0.64	0.64	0.69	2.41	52

2018	24.70	0.45	2.40	2.85	(0.44)	(0.90)	(1.34)	26.21	11.82	141,700	0.64	0.64	0.68	1.77	83

2017	21.21	0.38	3.48	3.86	(0.37)	—	(0.37)	24.70	18.37	120,357	0.64	0.64	0.69	1.63	76

2016(3)	23.90	0.35	0.16	0.51	(0.25)	(2.95)	(3.20)	21.21	2.88	22,004	0.66(2)	0.66(2)	0.70(2)	1.89	70

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	301

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund

Class F

2021@	$45.29	$(0.05)	$5.93	$5.88	$(0.03)	$(4.23)	$(4.26)	$46.91	13.55%	$1,470,631	0.89%	0.89%	0.98%	(0.20)%	21%

2020	35.79	0.04	11.63	11.67	(0.08)	(2.09)	(2.17)	45.29	34.07	1,395,858	0.89	0.89	0.98	0.11	58

2019	39.89	0.13	0.22	0.35	(0.12)	(4.33)	(4.45)	35.79	2.43	1,314,152	0.89	0.89	0.98	0.36	88

2018	34.72	0.06	8.03	8.09	(0.05)	(2.87)	(2.92)	39.89	24.74	1,416,472	0.89	0.89	0.98	0.16	75

2017	29.74	0.06	4.96	5.02	(0.04)	—	(0.04)	34.72	16.89	1,364,210	0.89	0.89	0.98	0.20	95

2016	32.22	0.02	3.02	3.04	(0.01)	(5.51)	(5.52)	29.74	9.77	1,421,656	0.91(2)	0.91(2)	1.00(2)	0.06	93

Class I

2021@	$43.99	$(0.09)	$5.74	$5.65	$—	$(4.23)	$(4.23)	$45.41	13.42%	$3,438	1.11%	1.11%	1.23%	(0.42)%	21%

2020	34.86	(0.04)	11.30	11.26	(0.04)	(2.09)	(2.13)	43.99	33.75	3,239	1.11	1.11	1.23	(0.12)	58

2019	38.96	0.05	0.21	0.26	(0.03)	(4.33)	(4.36)	34.86	2.22	2,643	1.11	1.11	1.16	0.14	88

2018	34.02	(0.02)	7.84	7.82	(0.01)	(2.87)	(2.88)	38.96	24.42	3,863	1.11	1.11	1.23	(0.06)	75

2017	29.17	(0.01)	4.86	4.85	—	—	—	34.02	16.63	3,607	1.11	1.11	1.23	(0.03)	95

2016	31.75	(0.04)	2.97	2.93	—	(5.51)	(5.51)	29.17	9.54	4,783	1.13(2)	1.13(2)	1.25(2)	(0.15)	93

Class Y

2021@	$45.35	$0.01	$5.92	$5.93	$(0.08)	$(4.23)	$(4.31)	$46.97	13.66%	$198,947	0.64%	0.64%	0.73%	0.05%	21%

2020	35.84	0.14	11.63	11.77	(0.17)	(2.09)	(2.26)	45.35	34.39	170,883	0.64	0.64	0.73	0.36	58

2019	39.96	0.21	0.24	0.45	(0.24)	(4.33)	(4.57)	35.84	2.70	157,270	0.64	0.64	0.73	0.60	88

2018	34.76	0.15	8.04	8.19	(0.12)	(2.87)	(2.99)	39.96	25.04	139,001	0.64	0.64	0.73	0.41	75

2017	29.80	0.14	4.96	5.10	(0.14)	—	(0.14)	34.76	17.17	123,109	0.64	0.64	0.74	0.45	95

2016(3)	34.91	0.07	0.36	0.43	(0.03)	(5.51)	(5.54)	29.80	1.58	20,481	0.66(2)	0.66(2)	0.75(2)	0.25	93

Large Cap Index Fund

Class F

2021@	$11.98	$0.09	$2.33	$2.42	$(0.08)	$—	$(0.08)	$14.32	20.27%	$914,257	0.25%	0.25%	0.64%	1.30%	5%

2020	10.54	0.17	1.46	1.63	(0.17)	(0.02)	(0.19)	11.98	15.67	706,457	0.25	0.25	0.64	1.52	8

2019	10.37	0.18	0.18	0.36	(0.17)	(0.02)	(0.19)	10.54	3.61	455,657	0.25	0.25	0.65	1.81	6

2018(4)	10.00	0.13	0.31	0.44	(0.07)	—	(0.07)	10.37	4.47 ‡	233,871	0.25	0.25	0.64	1.93	6

Tax-Managed Large Cap Fund

Class F

2021@	$27.26	$0.17	$5.95	$6.12	$(0.15)	$(0.41)	$(0.56)	$32.82	22.69%	$3,871,553	0.89%	0.89%	0.90%	1.12%	9%

2020	27.53	0.31	1.80	2.11	(0.34)	(2.04)	(2.38)	27.26	7.84	3,368,577	0.89	0.89	0.91	1.19	40

2019	27.66	0.31	0.04	0.35	(0.30)	(0.18)	(0.48)	27.53	1.42	3,543,245	0.89	0.89	0.91	1.20	54

2018	24.11	0.22	3.83	4.05	(0.20)	(0.30)	(0.50)	27.66	16.99	3,773,973	0.89	0.89	0.90	0.84	44

2017	20.74	0.18	3.37	3.55	(0.18)	—	(0.18)	24.11	17.19	3,385,550	0.90(5)	0.90(5)	0.94(5)	0.82	88

2016	19.13	0.19	1.60	1.79	(0.18)	—	(0.18)	20.74	9.42	3,427,251	0.91(2)	0.91(2)	1.00(2)	0.95	89

Class Y

2021@	$27.27	$0.21	$5.96	$6.17	$(0.19)	$(0.41)	$(0.60)	$32.84	22.86%	$476,601	0.64%	0.64%	0.65%	1.37%	9%

2020	27.54	0.38	1.80	2.18	(0.41)	(2.04)	(2.45)	27.27	8.11	408,792	0.64	0.64	0.66	1.44	40

2019	27.67	0.38	0.04	0.42	(0.37)	(0.18)	(0.55)	27.54	1.67	447,895	0.64	0.64	0.66	1.46	54

2018	24.13	0.28	3.82	4.10	(0.26)	(0.30)	(0.56)	27.67	17.22	371,706	0.64	0.64	0.65	1.08	44

2017	20.75	0.24	3.37	3.61	(0.23)	—	(0.23)	24.13	17.52	317,822	0.65(5)	0.65(5)	0.69(5)	1.07	88

2016	19.13	0.24	1.61	1.85	(0.23)	—	(0.23)	20.75	9.75	198,095	0.66(2)	0.66(2)	0.75(2)	1.20	89

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

(4)	Commenced operations on January 31, 2018. All ratios for the period have been annualized.

(5)	The expense ratio includes litigation expenses outside the cap.

‡	Includes contribution from SIMC. Without the cash contribution, the Fund’s return would have been 4.26% (See Note 6 in the Notes to Financial Statements).

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

302	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund

Class F

2021@	$75.64	$0.56	$13.39	$13.95	$(0.51)		$(3.83)	$(4.34)	$85.25	18.97%	$936,591	0.25%	0.25%	0.54%	1.38%	4%

2020	69.00	1.15	8.74	9.89	(1.20)		(2.05)	(3.25)	75.64	14.82 (2)	844,753	0.25	0.25	0.54	1.64	19

2019	68.94	1.24	1.29	2.53	(1.23)		(1.24)	(2.47)	69.00	4.07	826,946	0.25	0.25	0.54	1.90	11

2018(3)	60.22	1.20	9.19	10.39	(1.13)		(0.54)	(1.67)	68.94	17.53	904,819	0.29	0.29	0.55	1.85	17

2017	53.32	0.89	8.47	9.36	(0.87)		(1.59)	(2.46)	60.22	18.12	417,308	0.43	0.43	0.54	1.58	21

2016	47.23	0.86	6.13	6.99	(0.83)		(0.07)	(0.90)	53.32	14.93	386,477	0.45(4)	0.45(4)	0.57(4)	1.69	10

Class I

2021@	$76.11	$0.40	$13.48	$13.88	$(0.36)		$(3.83)	$(4.19)	$85.80	18.73%	$5,728	0.65%	0.65%	0.79%	0.98%	4%

2020	69.39	0.87	8.82	9.69	(0.92)		(2.05)	(2.97)	76.11	14.37 (2)	5,331	0.65	0.65	0.79	1.23	19

2019	69.31	0.98	1.30	2.28	(0.96)		(1.24)	(2.20)	69.39	3.66	5,322	0.65	0.65	0.79	1.49	11

2018(3)	60.56	0.92	9.30	10.22	(0.93)		(0.54)	(1.47)	69.31	17.13	6,372	0.65	0.65	0.80	1.43	17

2017	53.58	0.77	8.52	9.29	(0.72)		(1.59)	(2.31)	60.56	17.87	6,328	0.65	0.65	0.79	1.36	21

2016	47.46	0.76	6.15	6.91	(0.72)		(0.07)	(0.79)	53.58	14.67	6,473	0.67(4)	0.67(4)	0.82(4)	1.49	10
Small Cap Fund

Class F

2021@	$10.74	$0.02	$5.16	$5.18	$(0.01)		$—	$(0.01)	$15.91	48.30%	$655,212	1.14%	1.14%	1.22%	0.32%	70%

2020	11.05	0.02	(0.31)	(0.29)	(0.02	)(5)	—	(0.02)	10.74	(2.60)	503,795	1.14	1.14	1.23	0.16	149

2019	14.28	0.01	(1.67)	(1.66)	(0.01)		(1.56)	(1.57)	11.05	(10.85)	554,260	1.14	1.14	1.24	0.11	116

2018	13.25	(0.02)	1.97	1.95	—		(0.92)	(0.92)	14.28	15.56	690,400	1.14	1.14	1.24	(0.17)	162

2017	11.61	(0.02)	1.68	1.66	(0.02)		—	(0.02)	13.25	14.29	588,341	1.14	1.14	1.24	(0.12)	135

2016	11.99	—	0.88	0.88	—		(1.26)	(1.26)	11.61	7.76	550,556	1.16(4)	1.16(4)	1.26(4)	0.03	104

Class Y

2021@	$10.85	$0.04	$5.21	$5.25	$(0.03)		$—	$(0.03)	$16.07	48.43%	$30,683	0.89%	0.89%	0.97%	0.57%	70%

2020	11.15	0.04	(0.29)	(0.25)	(0.05	)(5)	—	(0.05)	10.85	(2.23)	25,727	0.89	0.89	0.98	0.41	149

2019	14.38	0.04	(1.69)	(1.65)	(0.02)		(1.56)	(1.58)	11.15	(10.66)	33,128	0.89	0.89	0.99	0.36	116

2018	13.31	0.01	1.98	1.99	—*		(0.92)	(0.92)	14.38	15.83	36,423	0.89	0.89	0.99	0.07	162

2017	11.66	0.02	1.67	1.69	(0.04)		—	(0.04)	13.31	14.51	39,149	0.89	0.89	0.99	0.13	135

2016	12.01	0.03	0.89	0.92	(0.01)		(1.26)	(1.27)	11.66	8.08	37,859	0.91(4)	0.91(4)	1.01(4)	0.28	104

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

*	Amount represents less than $0.01 per share.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)

Includes contribution from SIMC. Without the cash contribution, the Fund’s return for Class F and Class I would have been 14.78% and 14.33%, respectively (See Note 6 in the Notes to Financial Statements).

(3)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the fund’s Class F shares.

(4)	The expense ratio includes proxy expenses outside of the cap.

(5)	Includes return of capital less than $0.005.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	303

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2021@	$17.07	$0.09	$9.57	$9.66	$(0.09)	$—	$(0.09)	$26.64	56.71%	$362,613	1.14%	1.14%	1.23%	0.79%	47%
2020	20.60	0.17	(3.46)	(3.29)	(0.24)	—	(0.24)	17.07	(16.03)	250,718	1.14	1.14	1.24	0.91	65
2019	25.54	0.27	(2.86)	(2.59)	(0.25)	(2.10)	(2.35)	20.60	(9.62)	274,660	1.14	1.14	1.24	1.30	74
2018	26.16	0.17	1.53	1.70	(0.17)	(2.15)	(2.32)	25.54	6.81	336,361	1.14	1.14	1.24	0.68	132
2017	22.75	0.11	3.43	3.54	(0.13)	—	(0.13)	26.16	15.61	349,296	1.14	1.14	1.23	0.45	123
2016	21.80	0.14	2.27	2.41	(0.15)	(1.31)	(1.46)	22.75	11.60	362,348	1.17(2)	1.17(2)	1.26(2)	0.63	87
Class I
2021@	$16.90	$0.06	$9.47	$9.53	$(0.06)	$—	$(0.06)	$26.37	56.52%	$1,785	1.36%	1.36%	1.48%	0.59%	47%
2020	20.39	0.12	(3.42)	(3.30)	(0.19)	—	(0.19)	16.90	(16.20)	1,204	1.36	1.36	1.49	0.67	65
2019	25.31	0.22	(2.84)	(2.62)	(0.20)	(2.10)	(2.30)	20.39	(9.83)	1,703	1.36	1.36	1.49	1.07	74
2018	25.94	0.12	1.51	1.63	(0.11)	(2.15)	(2.26)	25.31	6.59	2,354	1.36	1.36	1.49	0.46	132
2017	22.57	0.05	3.41	3.46	(0.09)	—	(0.09)	25.94	15.37	2,466	1.36	1.36	1.48	0.22	123
2016	21.64	0.09	2.25	2.34	(0.10)	(1.31)	(1.41)	22.57	11.34	2,910	1.39(2)	1.39(2)	1.51(2)	0.40	87
Class Y
2021@	$17.08	$0.12	$9.57	$9.69	$(0.11)	$—	$(0.11)	$26.66	56.91%	$63,196	0.89%	0.89%	0.98%	1.03%	47%
2020	20.61	0.21	(3.46)	(3.25)	(0.28)	—	(0.28)	17.08	(15.80)	45,725	0.89	0.89	0.99	1.13	65
2019	25.56	0.33	(2.87)	(2.54)	(0.31)	(2.10)	(2.41)	20.61	(9.42)	44,255	0.89	0.89	0.99	1.55	74
2018	26.18	0.24	1.52	1.76	(0.23)	(2.15)	(2.38)	25.56	7.07	41,421	0.89	0.88	0.99	0.94	132
2017	22.76	0.18	3.43	3.61	(0.19)	—	(0.19)	26.18	15.94	37,243	0.89	0.89	0.99	0.74	123
2016(3)	22.95	0.18	1.09	1.27	(0.15)	(1.31)	(1.46)	22.76	6.04	7,207	0.92(2)	0.92(2)	1.02(2)	0.91	87
Small Cap Growth Fund
Class F
2021@	$32.60	$(0.08)	$12.55	$12.47	$—	$—	$—	$45.07	38.28%	$400,058	1.11%	1.11%	1.23%	(0.37)%	122%
2020	31.88	(0.12)	1.96	1.84	—	(1.12)	(1.12)	32.60	5.68	290,981	1.11	1.11	1.23	(0.39)	173
2019	42.96	(0.11)	(6.04)	(6.15)	—	(4.93)	(4.93)	31.88	(13.89)	293,814	1.11	1.11	1.24	(0.33)	172
2018	34.42	(0.20)	8.86	8.66	—	(0.12)	(0.12)	42.96	25.25	386,055	1.11	1.11	1.24	(0.53)	168
2017	28.86	(0.17)	5.73	5.56	—	—	—	34.42	19.27	312,759	1.11	1.11	1.23	(0.55)	116
2016	26.60	(0.08)	2.34	2.26	—	—	—	28.86	8.50	312,240	1.14(2)	1.14(2)	1.26(2)	(0.31)	124
Class I
2021@	$30.85	$(0.12)	$11.87	$11.75	$—	$—	$—	$42.60	38.09%	$1,891	1.36%	1.36%	1.48%	(0.63)%	122%
2020	30.29	(0.19)	1.87	1.68	—	(1.12)	(1.12)	30.85	5.44	1,245	1.36	1.36	1.48	(0.64)	173
2019	41.21	(0.19)	(5.80)	(5.99)	—	(4.93)	(4.93)	30.29	(14.13)	1,408	1.36	1.36	1.49	(0.59)	172
2018	33.11	(0.28)	8.50	8.22	—	(0.12)	(0.12)	41.21	24.92	2,127	1.36	1.36	1.49	(0.79)	168
2017	27.83	(0.24)	5.52	5.28	—	—	—	33.11	18.97	2,079	1.36	1.36	1.48	(0.79)	116
2016	25.71	(0.14)	2.26	2.12	—	—	—	27.83	8.25	2,253	1.39(2)	1.39(2)	1.51(2)	(0.56)	124
Class Y
2021@	$33.06	$(0.03)	$12.74	$12.71	$—	$—	$—	$45.77	38.45%	$42,495	0.86%	0.86%	0.98%	(0.13)%	122%
2020	32.23	(0.04)	1.99	1.95	—	(1.12)	(1.12)	33.06	5.97	32,593	0.86	0.86	0.98	(0.14)	173
2019	43.27	(0.03)	(6.08)	(6.11)	—	(4.93)	(4.93)	32.23	(13.68)	33,340	0.86	0.86	0.99	(0.08)	172
2018	34.59	(0.11)	8.91	8.80	—	(0.12)	(0.12)	43.27	25.56	34,078	0.86	0.86	0.99	(0.28)	168
2017	28.93	(0.11)	5.77	5.66	—	—	—	34.59	19.57	28,446	0.86	0.86	0.98	(0.36)	116
2016(3)	27.72	(0.02)	1.23	1.21	—	—	—	28.93	4.37	7,243	0.89(2)	0.89(2)	1.01(2)	(0.08)	124

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

304	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2021@	$19.41	$0.03	$7.88	$7.91	$(0.02)	$—	$(0.02)	$27.30	40.76%	$914,931	1.11%	1.11%	1.23%	0.29%	38%
2020	21.04	0.04	(1.15)	(1.11)	(0.08)	(0.44)	(0.52)	19.41	(5.47)	664,941	1.11	1.11	1.24	0.22	90
2019	25.02	0.11	(2.32)	(2.21)	(0.10)	(1.67)	(1.77)	21.04	(8.27)	771,375	1.11	1.11	1.23	0.54	115
2018	22.09	0.02	3.34	3.36	(0.02)	(0.41)	(0.43)	25.02	15.38	907,519	1.11	1.11	1.23	0.07	186
2017	18.97	0.03	3.17	3.20	(0.08)	—	(0.08)	22.09	16.91	782,449	1.11(2)	1.11(2)	1.24(2)	0.12	151
2016	17.53	0.06	1.44	1.50	(0.06)	—	(0.06)	18.97	8.55	643,288	1.13(3)	1.13(3)	1.25(3)	0.35	107
Class Y
2021@	$19.45	$0.06	$7.87	$7.93	$(0.05)	$—	$(0.05)	$27.33	40.82%	$108,195	0.89%	0.89%	0.98%	0.51%	38%
2020	21.06	0.09	(1.14)	(1.05)	(0.12)	(0.44)	(0.56)	19.45	(5.20)	84,564	0.89	0.89	0.99	0.44	90
2019	25.07	0.16	(2.34)	(2.18)	(0.16)	(1.67)	(1.83)	21.06	(8.12)	98,434	0.89	0.89	0.99	0.77	115
2018	22.11	0.07	3.35	3.42	(0.05)	(0.41)	(0.46)	25.07	15.69	88,854	0.89	0.89	0.98	0.29	186
2017	18.98	0.07	3.17	3.24	(0.11)	—	(0.11)	22.11	17.14	75,183	0.90(2)	0.90(2)	0.99(2)	0.34	151
2016	17.55	0.10	1.44	1.54	(0.11)	—	(0.11)	18.98	8.79	47,185	0.91(3)	0.91(3)	1.00(3)	0.58	107
Mid-Cap Fund
Class F
2021@	$23.59	$0.11	$7.27	$7.38	$(0.14)	$—	$(0.14)	$30.83	31.40%	$76,224	0.98%	0.98%	0.98%	0.82%	54%
2020	24.94	0.28	(1.00)	(0.72)	(0.29)	(0.34)	(0.63)	23.59	(2.87)	66,828	0.98	0.98	0.98	1.17	108
2019	29.13	0.22	(1.43)	(1.21)	(0.20)	(2.78)	(2.98)	24.94	(3.10)	102,280	0.98	0.98	0.99	0.89	99
2018	27.81	0.19	3.37	3.56	(0.21)	(2.03)	(2.24)	29.13	13.41	131,640	0.98	0.98	0.99	0.66	99
2017	24.00	0.17	3.99	4.16	(0.16)	(0.19)	(0.35)	27.81	17.52	112,423	0.98	0.98	0.99	0.67	112
2016	25.08	0.27	2.86	3.13	(0.34)	(3.87)	(4.21)	24.00	14.10	87,780	1.01(3)	1.01(3)	1.01(3)	1.16	115
Class I
2021@	$23.55	$0.09	$7.24	$7.33	$(0.11)	$—	$(0.11)	$30.77	31.23%	$727	1.20%	1.20%	1.23%	0.64%	54%
2020	24.91	0.22	(0.99)	(0.77)	(0.25)	(0.34)	(0.59)	23.55	(3.13)	583	1.20	1.20	1.23	0.96	108
2019	29.09	0.16	(1.41)	(1.25)	(0.15)	(2.78)	(2.93)	24.91	(3.27)	716	1.20	1.20	1.24	0.66	99
2018	27.78	0.12	3.36	3.48	(0.14)	(2.03)	(2.17)	29.09	13.11	821	1.20	1.21	1.24	0.42	99
2017	23.96	0.12	4.00	4.12	(0.11)	(0.19)	(0.30)	27.78	17.32	864	1.20	1.20	1.24	0.46	112
2016	25.04	0.22	2.85	3.07	(0.28)	(3.87)	(4.15)	23.96	13.84	871	1.24(3)	1.24(3)	1.27(3)	0.97	115
Class Y
2021@	$23.61	$0.15	$7.25	$7.40	$(0.17)	$—	$(0.17)	$30.84	31.49%	$3,764	0.73%	0.73%	0.73%	1.08%	54%
2020	24.96	0.33	(0.99)	(0.66)	(0.35)	(0.34)	(0.69)	23.61	(2.61)	2,584	0.73	0.73	0.73	1.42	108
2019	29.15	0.28	(1.42)	(1.14)	(0.27)	(2.78)	(3.05)	24.96	(2.85)	2,604	0.73	0.73	0.74	1.14	99
2018	27.83	0.26	3.37	3.63	(0.28)	(2.03)	(2.31)	29.15	13.68	2,962	0.73	0.74	0.74	0.92	99
2017	24.01	0.24	4.00	4.24	(0.23)	(0.19)	(0.42)	27.83	17.84	2,267	0.73	0.73	0.74	0.93	112
2016(4)	26.61	0.30	1.29	1.59	(0.32)	(3.87)	(4.19)	24.01	7.56	479	0.78(3)	0.78(3)	0.78(3)	1.43	115

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes litigation expenses outside the cap.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	305

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2021@	$16.14	$0.14	$2.44	$2.58	$(0.11)	$(1.40)	$(1.51)	$17.21	16.48%	$786,754	0.90%	0.90%	1.23%	1.63%	29%
2020	17.78	0.26	(1.08)	(0.82)	(0.29)	(0.53)	(0.82)	16.14	(4.87)	764,608	0.90	0.90	1.23	1.55	77
2019	18.69	0.32	0.91	1.23	(0.31)	(1.83)	(2.14)	17.78	7.89	914,612	0.93	0.93	1.23	1.89	44
2018	18.26	0.26	1.80	2.06	(0.27)	(1.36)	(1.63)	18.69	11.83	934,551	0.97	0.97	1.23	1.44	72
2017	17.04	0.25	1.72	1.97	(0.26)	(0.49)	(0.75)	18.26	11.85	994,387	1.00	1.00	1.23	1.45	48
2016	16.23	0.25	1.62	1.87	(0.26)	(0.80)	(1.06)	17.04	12.01	1,126,685	1.02(2)	1.02(2)	1.25(2)	1.53	43
Class I
2021@	$16.13	$0.12	$2.44	$2.56	$(0.09)	$(1.40)	$(1.49)	$17.20	16.34%	$1,405	1.15%	1.15%	1.48%	1.38%	29%
2020	17.78	0.21	(1.08)	(0.87)	(0.25)	(0.53)	(0.78)	16.13	(5.17)	1,282	1.15	1.15	1.48	1.29	77
2019	18.69	0.28	0.91	1.19	(0.27)	(1.83)	(2.10)	17.78	7.62	1,345	1.18	1.18	1.48	1.64	44
2018	18.26	0.21	1.80	2.01	(0.22)	(1.36)	(1.58)	18.69	11.55	1,183	1.22	1.22	1.48	1.18	72
2017	17.03	0.21	1.71	1.92	(0.20)	(0.49)	(0.69)	18.26	11.58	1,426	1.25	1.25	1.48	1.21	48
2016	16.21	0.21	1.62	1.83	(0.21)	(0.80)	(1.01)	17.03	11.76	1,928	1.27(2)	1.27(2)	1.50(2)	1.28	43
Class Y
2021@	$16.15	$0.15	$2.45	$2.60	$(0.14)	$(1.40)	$(1.54)	$17.21	16.55%	$210,638	0.65%	0.65%	0.98%	1.75%	29%
2020	17.79	0.30	(1.08)	(0.78)	(0.33)	(0.53)	(0.86)	16.15	(4.62)	870,935	0.65	0.65	0.98	1.79	77
2019	18.70	0.37	0.91	1.28	(0.36)	(1.83)	(2.19)	17.79	8.16	922,175	0.68	0.68	0.98	2.15	44
2018	18.27	0.30	1.80	2.10	(0.31)	(1.36)	(1.67)	18.70	12.11	682,081	0.72	0.72	0.98	1.68	72
2017	17.05	0.30	1.71	2.01	(0.30)	(0.49)	(0.79)	18.27	12.13	585,729	0.75	0.75	0.98	1.73	48
2016	16.24	0.29	1.62	1.91	(0.30)	(0.80)	(1.10)	17.05	12.28	486,555	0.77(2)	0.77(2)	1.00(2)	1.78	43
Global Managed Volatility Fund
Class F
2021@	$10.40	$0.05	$0.91	$0.96	$(0.09)	$(0.02)	$(0.11)	$11.25	9.26%	$901,453	1.11%	1.11%	1.24%	0.94%	43%
2020	11.46	0.12	(0.57)	(0.45)	(0.28)	(0.33)	(0.61)	10.40	(4.33)	913,791	1.11	1.11	1.25	1.12	86
2019	12.08	0.18	0.26	0.44	(0.29)	(0.77)	(1.06)	11.46	4.75	1,060,614	1.11	1.11	1.24	1.61	66
2018	11.97	0.17	0.77	0.94	(0.18)	(0.65)	(0.83)	12.08	8.12	1,184,336	1.11	1.11	1.24	1.46	55
2017	11.51	0.17	1.03	1.20	(0.32)	(0.42)	(0.74)	11.97	11.16	1,242,592	1.11	1.11	1.24	1.45	61
2016	10.83	0.17	1.20	1.37	(0.55)	(0.14)	(0.69)	11.51	13.08	1,618,549	1.13(2)	1.13(2)	1.25(2)	1.50	58
Class I
2021@	$10.15	$0.04	$0.88	$0.92	$(0.07)	$(0.02)	$(0.09)	$10.98	9.04%	$1,005	1.36%	1.36%	1.49%	0.70%	43%
2020	11.19	0.09	(0.55)	(0.46)	(0.25)	(0.33)	(0.58)	10.15	(4.51)	952	1.36	1.36	1.50	0.88	86
2019	11.82	0.15	0.25	0.40	(0.26)	(0.77)	(1.03)	11.19	4.45	1,067	1.36	1.36	1.49	1.36	66
2018	11.73	0.14	0.75	0.89	(0.15)	(0.65)	(0.80)	11.82	7.87	1,225	1.36	1.36	1.49	1.19	55
2017	11.29	0.14	1.00	1.14	(0.28)	(0.42)	(0.70)	11.73	10.80	1,573	1.36	1.36	1.48	1.24	61
2016	10.62	0.15	1.18	1.33	(0.52)	(0.14)	(0.66)	11.29	12.97	2,734	1.38(2)	1.38(2)	1.51(2)	1.41	58
Class Y
2021@	$10.43	$0.06	$0.92	$0.98	$(0.12)	$(0.02)	$(0.14)	$11.27	9.41%	$131,650	0.86%	0.86%	0.99%	1.18%	43%
2020	11.49	0.15	(0.58)	(0.43)	(0.30)	(0.33)	(0.63)	10.43	(4.08)	143,066	0.86	0.86	1.00	1.39	86
2019	12.12	0.21	0.25	0.46	(0.32)	(0.77)	(1.09)	11.49	4.95	220,260	0.86	0.86	0.99	1.86	66
2018	12.00	0.20	0.78	0.98	(0.21)	(0.65)	(0.86)	12.12	8.46	233,708	0.86	0.86	0.99	1.74	55
2017	11.55	0.22	1.00	1.22	(0.35)	(0.42)	(0.77)	12.00	11.32	213,561	0.87	0.87	0.99	1.87	61
2016	10.85	0.21	1.20	1.41	(0.57)	(0.14)	(0.71)	11.55	13.49	102,388	0.88(2)	0.88(2)	1.01(2)	1.86	58

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

306	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2021@	$16.66	$0.11	$2.14	$2.25	$(0.10)	$ (0.13)	$(0.23)	$18.68	13.61%	$898,615	1.00%	1.00%	1.23%	1.30%	11%
2020	17.61	0.25	(0.51)	(0.26)	(0.27)	(0.42)	(0.69)	16.66	(1.53)	856,160	1.00	1.00	1.23	1.48	27
2019	17.22	0.27	0.88	1.15	(0.27)	(0.49)	(0.76)	17.61	7.16	1,004,802	1.00	1.00	1.23	1.65	29
2018	15.96	0.21	1.70	1.91	(0.22)	(0.43)	(0.65)	17.22	12.26	1,030,813	1.00	1.00	1.23	1.31	24
2017	14.74	0.23	1.61	1.84	(0.23)	(0.39)	(0.62)	15.96	12.84	994,011	1.00	1.00	1.23	1.53	22
2016	13.88	0.22	1.41	1.63	(0.21)	(0.56)	(0.77)	14.74	12.24	1,162,478	1.02(2)	1.02(2)	1.25(2)	1.52	32
Class Y
2021@	$16.66	$0.14	$2.13	$2.27	$(0.12)	$ (0.13)	$(0.25)	$18.68	13.75%	$81,701	0.75%	0.75%	0.98%	1.54%	11%
2020	17.62	0.29	(0.52)	(0.23)	(0.31)	(0.42)	(0.73)	16.66	(1.34)	76,132	0.75	0.75	0.98	1.73	27
2019	17.23	0.31	0.88	1.19	(0.31)	(0.49)	(0.80)	17.62	7.42	87,717	0.75	0.75	0.99	1.88	29
2018	15.96	0.26	1.70	1.96	(0.26)	(0.43)	(0.69)	17.23	12.60	78,609	0.75	0.75	0.99	1.56	24
2017	14.74	0.27	1.61	1.88	(0.27)	(0.39)	(0.66)	15.96	13.12	61,804	0.75	0.75	0.98	1.80	22
2016	13.89	0.26	1.40	1.66	(0.25)	(0.56)	(0.81)	14.74	12.42	37,017	0.77(2)	0.77(2)	1.01(2)	1.81	32
Tax-Managed International Managed Volatility Fund
Class F
2021@	$10.15	$0.11	$0.93	$1.04	$(0.18)	$ —	$(0.18)	$11.01	10.33%	$330,130	1.11%	1.11%	1.40%	1.99%	40%
2020	10.77	0.19	(0.49)	(0.30)	(0.32)	—	(0.32)	10.15	(3.08)	315,250	1.11	1.11	1.41	1.84	79
2019	11.38	0.27	(0.61)	(0.34)	(0.27)	—	(0.27)	10.77	(2.76)	331,996	1.11	1.11	1.40	2.54	55
2018	11.56	0.26	(0.15)	0.11	(0.29)	—	(0.29)	11.38	0.93	355,027	1.11	1.11	1.40	2.21	54
2017(3)	10.00	0.23	1.33	1.56	—	—	—	11.56	15.65	336,350	1.11	1.11	1.39	2.29	51
Class Y
2021@	$10.17	$0.12	$0.94	$1.06	$(0.21)	$ —	$(0.21)	$11.02	10.47%	$58,212	0.86%	0.86%	1.15%	2.26%	40%
2020	10.79	0.23	(0.51)	(0.28)	(0.34)	—	(0.34)	10.17	(2.84)	53,255	0.86	0.86	1.16	2.27	79
2019	11.40	0.32	(0.63)	(0.31)	(0.30)	—	(0.30)	10.79	(2.47)	42,782	0.86	0.86	1.15	3.05	55
2018	11.58	0.30	(0.16)	0.14	(0.32)	—	(0.32)	11.40	1.16	25,862	0.86	0.86	1.15	2.60	54
2017(3)	10.00	0.30	1.29	1.59	(0.01)	—	(0.01)	11.58	15.90	13,652	0.86	0.86	1.15	2.92	51
Real Estate Fund
Class F
2021@	$13.51	$0.10	$2.65	$2.75	$(0.08)	$ (0.67)	$(0.75)	$15.51	21.03%	$83,885	1.14%	1.14%	1.23%	1.42%	43%
2020	17.24	0.14	(2.47)	(2.33)	(0.28)	(1.12)	(1.40)	13.51	(14.21)	74,099	1.14	1.14	1.23	0.95	123
2019	16.06	0.23	2.31	2.54	(0.21)	(1.15)	(1.36)	17.24	17.35	104,562	1.14	1.14	1.24	1.47	71
2018	17.15	0.24	0.62	0.86	(0.23)	(1.72)	(1.95)	16.06	5.04	94,715	1.14	1.14	1.24	1.27	103
2017	19.37	0.03	(0.21)	(0.18)	(0.41)	(1.63)	(2.04)	17.15	(0.57)	137,877	1.14	1.14	1.24	0.16	67
2016	17.96	0.29	2.69	2.98	(0.16)	(1.41)	(1.57)	19.37	17.13	174,178	1.16(2)	1.16(2)	1.25(2)	1.54	84
Class I
2021@	$13.48	$0.09	$2.65	$2.74	$(0.07)	$ (0.67)	$(0.74)	$15.48	20.95%	$374	1.36%	1.36%	1.48%	1.21%	43%
2020	17.20	0.11	(2.46)	(2.35)	(0.25)	(1.12)	(1.37)	13.48	(14.38)	307	1.36	1.36	1.48	0.79	123
2019	16.03	0.21	2.29	2.50	(0.18)	(1.15)	(1.33)	17.20	17.06	420	1.36	1.36	1.48	1.33	71
2018	17.13	0.24	0.58	0.82	(0.20)	(1.72)	(1.92)	16.03	4.80	455	1.36	1.36	1.49	1.31	103
2017	19.35	(0.02)	(0.20)	(0.22)	(0.37)	(1.63)	(2.00)	17.13	(0.80)	529	1.36	1.36	1.49	(0.09)	67
2016	17.94	0.25	2.69	2.94	(0.12)	(1.41)	(1.53)	19.35	16.90	651	1.38(2)	1.38(2)	1.50(2)	1.33	84
Class Y
2021@	$13.51	$0.12	$2.66	$2.78	$(0.10)	$ (0.67)	$(0.77)	$15.52	21.24%	$17,721	0.89%	0.89%	0.98%	1.65%	43%
2020	17.25	0.21	(2.51)	(2.30)	(0.32)	(1.12)	(1.44)	13.51	(14.04)	17,279	0.89	0.89	0.98	1.40	123
2019	16.07	0.27	2.31	2.58	(0.25)	(1.15)	(1.40)	17.25	17.65	36,910	0.89	0.89	0.98	1.72	71
2018	17.15	0.32	0.58	0.90	(0.26)	(1.72)	(1.98)	16.07	5.30	36,197	0.89	0.89	0.99	1.76	103
2017	19.38	0.07	(0.21)	(0.14)	(0.46)	(1.63)	(2.09)	17.15	(0.37)	36,892	0.89	0.89	0.99	0.41	67
2016	17.96	0.32	2.72	3.04	(0.21)	(1.41)	(1.62)	19.38	17.49	36,591	0.92(2)	0.92(2)	1.01(2)	1.64	84

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on October 17, 2016. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	307

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2021@	$12.15	$0.08	$(0.33)	$(0.25)	$(0.09)	$(0.46)	$(0.55)	$11.35	(2.17)%	$3,970,082	0.66%	0.66%	0.72%	1.41%	188%
2020	11.65	0.23	0.65	0.88	(0.27)	(0.11)	(0.38)	12.15	7.75	3,859,455	0.66	0.66	0.73	1.98	357
2019	10.86	0.31	0.81	1.12	(0.33)	—	(0.33)	11.65	10.45	3,755,355	0.66	0.66	0.73	2.78	387
2018	11.32	0.29	(0.46)	(0.17)	(0.29)	—	(0.29)	10.86	(1.53)	3,600,785	0.67	0.67	0.77	2.55	384
2017	11.71	0.25	(0.15)	0.10	(0.26)	(0.23)	(0.49)	11.32	1.02	1,855,251	0.67	0.67	0.80	2.19	386
2016	11.47	0.26	0.37	0.63	(0.27)	(0.12)	(0.39)	11.71	5.64	2,070,113	0.69(2)	0.69(2)	0.88(2)	2.29	336

Class I

2021@	$12.14	$0.07	$(0.34)	$(0.27)	$(0.08)	$(0.46)	$(0.54)	$11.33	(2.36)%	$5,148	0.88%	0.88%	0.97%	1.19%	188%
2020	11.64	0.21	0.66	0.87	(0.26)	(0.11)	(0.37)	12.14	7.59	4,698	0.88	0.88	0.98	1.76	357
2019	10.86	0.29	0.79	1.08	(0.30)	—	(0.30)	11.64	10.11	5,085	0.88	0.88	0.98	2.57	387
2018	11.31	0.26	(0.45)	(0.19)	(0.26)	—	(0.26)	10.86	(1.66)	6,255	0.89	0.89	1.02	2.29	384
2017	11.70	0.22	(0.14)	0.08	(0.24)	(0.23)	(0.47)	11.31	0.80	5,975	0.89	0.89	1.05	1.97	386
2016	11.46	0.24	0.36	0.60	(0.24)	(0.12)	(0.36)	11.70	5.41	9,313	0.91(2)	0.91(2)	1.13(2)	2.07	336

Class Y

2021@	$12.16	$0.10	$(0.33)	$(0.23)	$(0.11)	$(0.46)	$(0.57)	$11.36	(2.04)%	$499,473	0.41%	0.41%	0.47%	1.66%	188%
2020	11.66	0.26	0.65	0.91	(0.30)	(0.11)	(0.41)	12.16	7.98	455,054	0.41	0.41	0.48	2.22	357
2019	10.87	0.34	0.80	1.14	(0.35)	—	(0.35)	11.66	10.71	439,460	0.41	0.41	0.48	3.03	387
2018	11.32	0.31	(0.44)	(0.13)	(0.32)	—	(0.32)	10.87	(1.20)	392,931	0.42	0.42	0.52	2.80	384
2017	11.71	0.28	(0.15)	0.13	(0.29)	(0.23)	(0.52)	11.32	1.27	225,440	0.42	0.42	0.55	2.46	386
2016	11.47	0.29	0.37	0.66	(0.30)	(0.12)	(0.42)	11.71	5.90	70,916	0.44(2)	0.44(2)	0.63(2)	2.55	336

High Yield Bond Fund

Class F

2021@	$6.46	$0.21	$0.56	$0.77	$(0.19)	$(0.13)	$(0.32)	$6.91	12.02%	$1,363,557	0.89%	0.89%	0.98%	6.26%	40%
2020	6.91	0.36	(0.39)	(0.03)	(0.38)	(0.04)	(0.42)	6.46	(0.33)	1,257,617	0.89	0.89	0.98	5.54	88
2019	7.13	0.39	(0.11)	0.28	(0.39)	(0.11)	(0.50)	6.91	4.24	1,444,565	0.89	0.89	0.98	5.68	69
2018	7.33	0.38	(0.11)	0.27	(0.38)	(0.09)	(0.47)	7.13	3.88	1,484,436	0.89	0.89	0.98	5.38	58
2017	7.18	0.42	0.26	0.68	(0.41)	(0.12)	(0.53)	7.33	9.75	1,469,480	0.90(3)	0.90(3)	1.01(3)	5.83	62
2016	7.01	0.42	0.26	0.68	(0.42)	(0.09)	(0.51)	7.18	10.44	1,737,907	0.91(2)	0.91(2)	1.10(2)	6.16	56

Class I

2021@	$6.22	$0.20	$0.54	$0.74	$(0.17)	$(0.13)	$(0.30)	$6.66	12.09%	$498	1.11%	1.11%	1.23%	6.04%	40%
2020	6.65	0.33	(0.37)	(0.04)	(0.35)	(0.04)	(0.39)	6.22	(0.46)	409	1.11	1.11	1.23	4.99	88
2019	6.88	0.36	(0.12)	0.24	(0.36)	(0.11)	(0.47)	6.65	3.79	11,926	1.12	1.12	1.23	5.51	69
2018	7.08	0.35	(0.11)	0.24	(0.35)	(0.09)	(0.44)	6.88	3.61	545	1.10	1.10	1.22	5.08	58
2017	6.93	0.39	0.26	0.65	(0.38)	(0.12)	(0.50)	7.08	9.65	1,147	1.12(3)	1.12(3)	1.25(3)	5.58	62
2016	6.78	0.40	0.23	0.63	(0.39)	(0.09)	(0.48)	6.93	9.95	1,078	1.14(2)	1.14(2)	1.36(2)	6.01	56

Class Y

2021@	$6.46	$0.22	$0.56	$0.78	$(0.20)	$(0.13)	$(0.33)	$6.91	12.16%	$187,103	0.64%	0.64%	0.73%	6.51%	40%
2020	6.91	0.38	(0.39)	(0.01)	(0.40)	(0.04)	(0.44)	6.46	(0.07)	174,334	0.64	0.64	0.73	5.78	88
2019	7.13	0.41	(0.11)	0.30	(0.41)	(0.11)	(0.52)	6.91	4.51	185,383	0.64	0.64	0.73	5.92	69
2018	7.32	0.40	(0.11)	0.29	(0.39)	(0.09)	(0.48)	7.13	4.27	177,644	0.64	0.64	0.73	5.62	58
2017	7.18	0.44	0.25	0.69	(0.43)	(0.12)	(0.55)	7.32	9.87	187,087	0.65(3)	0.65(3)	0.76(3)	6.08	62
2016	7.01	0.44	0.26	0.70	(0.44)	(0.09)	(0.53)	7.18	10.72	199,015	0.66(2)	0.66(2)	0.85(2)	6.42	56

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	The expense ratio includes litigation expenses outside the cap.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

308	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2021@	$10.00	$—	$ —	$—	$ —*	$—	$ —*	$10.00	0.00%	$313,134	0.21	%(2)	0.21	%(2)	0.58%		—%	–%
2020	10.00	0.09	0.01	0.10	(0.10)	—	(0.10)	10.00	0.96	319,030	0.30		0.30		0.59		0.90	–
2019	10.00	0.23	—	0.23	(0.23)	—	(0.23)	10.00	2.32	229,166	0.30		0.30		0.59		2.29	–
2018	10.00	0.16	—	0.16	(0.16)	—	(0.16)	10.00	1.60	209,822	0.30		0.30		0.59		1.60	–
2017	10.00	0.08	—	0.08	(0.08)	—	(0.08)	10.00	0.83	190,440	0.30		0.30		0.58		0.84	–
2016(3)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.16	75,011	0.30	(4)	0.30	(4)	0.61	(4)	0.37	–
Class Y
2021@	$10.00	$0.01	$ —	$0.01	$ —*	$—	$ —*	$10.01	0.10%	$17,932	0.11	%(2)	0.11	%(2)	0.33%		0.10%	–%
2020	10.00	0.11	—	0.11	(0.11)	—	(0.11)	10.00	1.06	22,256	0.20		0.20		0.34		1.05	–
2019	10.00	0.24	—	0.24	(0.24)	—	(0.24)	10.00	2.42	23,125	0.20		0.20		0.34		2.38	–
2018	10.00	0.17	—	0.17	(0.17)	—	(0.17)	10.00	1.70	27,498	0.20		0.20		0.34		1.71	–
2017	10.00	0.10	(0.01)	0.09	(0.09)	—	(0.09)	10.00	0.94	19,984	0.20		0.20		0.33		0.96	–
2016(3)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.20	16,796	0.20	(4)	0.20	(4)	0.36	(4)	0.47	–
Tax-Free Conservative Income Fund
Class F
2021@	$10.00	$—	$ —	$—	$ —*	$—	$ —*	$10.00	0.00%	$199,913	0.15	%(2)	0.15	%(2)	0.59%		0.01%	–%
2020	10.00	0.06	—	0.06	(0.06)	—	(0.06)	10.00	0.64	212,828	0.30		0.30		0.59		0.62	–
2019	10.00	0.14	—	0.14	(0.14)	—	(0.14)	10.00	1.37	162,368	0.30		0.30		0.59		1.36	–
2018	10.00	0.10	—	0.10	(0.10)	—	(0.10)	10.00	0.99	162,338	0.30		0.30		0.59		0.99	–
2017	10.00	0.05	—	0.05	(0.05)	—	(0.05)	10.00	0.51	163,219	0.30		0.30		0.59		0.51	–
2016(3)	10.00	0.01	—	0.01	(0.01)	—	(0.01)	10.00	0.12	30,946	0.30	(4)	0.30	(4)	0.60	(4)	0.27	–
Class Y
2021@	$10.00	$0.01	$ —	$0.01	$ —*	$—	$ —*	$10.01	0.10%	$7,425	0.05	%(2)	0.05	%(2)	0.34%		0.11%	–%
2020	10.00	0.09	(0.02)	0.07	(0.07)	—	(0.07)	10.00	0.73	5,770	0.20		0.20		0.34		0.87	–
2019	10.00	0.15	—	0.15	(0.15)	—	(0.15)	10.00	1.47	16,727	0.20		0.20		0.34		1.45	–
2018	10.00	0.11	—	0.11	(0.11)	—	(0.11)	10.00	1.09	11,126	0.20		0.20		0.34		1.13	–
2017	10.00	0.06	—	0.06	(0.06)	—	(0.06)	10.00	0.60	3,782	0.20		0.20		0.34		0.63	–
2016(3)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.16	13,922	0.20	(4)	0.20	(4)	0.35	(4)	0.37	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

*	Amount represents less than $0.005 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the shares class.

(3)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.

(4)	The expense ratio includes proxy expenses outside of the cap.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	309

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F

2021@	$10.40	$0.07	$0.17	$0.24	$ (0.04)	$ —	$(0.04)	$10.60	2.29%	$233,755	0.45%	0.45%	0.70%	1.32%	16%

2020	9.96	0.07	0.42	0.49	(0.05)	—	(0.05)	10.40	4.98	238,849	0.45	0.45	0.70	0.72	41

2019	9.91	0.16	0.15	0.31	(0.26)	—	(0.26)	9.96	3.14	227,413	0.45	0.45	0.70	1.59	34

2018	10.03	0.25	(0.23)	0.02	(0.14)	—	(0.14)	9.91	0.24	238,889	0.45	0.45	0.71	2.51	35

2017	10.14	0.11	(0.11)	—	(0.11)(2)	—	(0.11)	10.03	0.03	252,333	0.45	0.45	0.73	1.07	49

2016	9.91	—	0.23	0.23	—	—	—	10.14	2.32	291,380	0.47(3)	0.47(3)	0.82(3)	(0.02)	38

Class Y

2021@	$10.44	$0.07	$0.19	$0.26	$ (0.05)	$ —	$(0.05)	$10.65	2.45%	$20,404	0.35%	0.35%	0.45%	1.41%	16%

2020	10.00	0.08	0.42	0.50	(0.06)	—	(0.06)	10.44	5.01	21,395	0.35	0.35	0.45	0.84	41

2019	9.94	0.18	0.14	0.32	(0.26)	—	(0.26)	10.00	3.31	24,322	0.35	0.35	0.46	1.80	34

2018	10.06	0.26	(0.23)	0.03	(0.15)	—	(0.15)	9.94	0.29	16,691	0.35	0.35	0.46	2.60	35

2017	10.17	0.12	(0.11)	0.01	(0.12)(2)	—	(0.12)	10.06	0.11	18,205	0.35	0.35	0.48	1.15	49

2016	9.92	0.01	0.24	0.25	—	—	—	10.17	2.52	28,835	0.37(3)	0.37(3)	0.57(3)	0.07	38

Dynamic Asset Allocation Fund

Class F

2021@	$14.98	$0.06	$2.96	$3.02	$ (0.89)	$ (0.27)	$(1.16)	$16.84	20.81%	$789,702	0.75%	0.75%	1.18%	0.72%	4%

2020	13.23	0.14	1.84	1.98	(0.23)	—	(0.23)	14.98	15.07	723,775	0.75	0.75	1.18	1.06	16

2019	13.22	0.17	0.07	0.24	(0.23)	—	(0.23)	13.23	2.14	725,857	0.75	0.75	1.18	1.31	5

2018	12.10	0.17	1.15	1.32	(0.18)	(0.02)	(0.20)	13.22	10.95	800,036	0.75	0.75	1.19	1.30	11

2017	10.18	0.15	1.87	2.02	(0.10)	—	(0.10)	12.10	19.95	696,463	0.75	0.75	1.18	1.30	3

2016	9.09	0.14	0.99	1.13	(0.04)	—	(0.04)	10.18	12.39	488,778	0.77(3)	0.77(3)	1.21(3)	1.42	7

Class Y

2021@	$15.01	$0.08	$2.95	$3.03	$ (0.92)	$ (0.27)	$(1.19)	$16.85	20.92%	$47,021	0.50%	0.50%	0.93%	1.03%	4%

2020	13.26	0.08	1.93	2.01	(0.26)	—	(0.26)	15.01	15.31	41,757	0.50	0.50	0.93	0.59	16

2019	13.25	0.19	0.08	0.27	(0.26)	—	(0.26)	13.26	2.43	70,477	0.50	0.50	0.93	1.51	5

2018	12.12	0.19	1.17	1.36	(0.21)	(0.02)	(0.23)	13.25	11.26	78,280	0.50	0.50	0.93	1.51	11

2017	10.20	0.17	1.87	2.04	(0.12)	—	(0.12)	12.12	20.17	73,159	0.50	0.50	0.93	1.55	3

2016	9.09	0.16	0.99	1.15	(0.04)	—	(0.04)	10.20	12.67	48,523	0.52(3)	0.52(3)	0.96(3)	1.66	7

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Includes return of capital of $0.01.

(3)	The expense ratio includes proxy expenses outside of the cap.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

310	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund

Class F

2021@	$9.98	$0.03	$0.80	$0.83	$ (0.05)	$(0.24)	$(0.29)	$10.52	8.37%	$464,439	2.03%(2)	2.03%(2)	2.78%(2)	0.59%	260%

2020	9.61	0.08	0.39	0.47	(0.10)	—	(0.10)	9.98	4.90	463,468	1.72(3)	1.72(3)	2.54(3)	0.84	527

2019	10.10	0.14	(0.18)	(0.04)	(0.16)	(0.29)	(0.45)	9.61	(0.18)	472,129	1.44(4)	1.44(4)	2.38(4)	1.24	315

2018	10.11	0.07	0.14	0.21	(0.02)	(0.20)	(0.22)	10.10	2.11	509,559	1.41(5)	1.41(5)	2.41(5)	0.72	266(6)

2017	9.67	(0.01)	0.46	0.45	(0.01)	—	(0.01)	10.11	4.62	508,046	1.41(7)	1.41(7)	2.44(7)	(0.12)	215(6)

2016	9.60	0.09	0.23	0.32	(0.15)	(0.10)	(0.25)	9.67	3.40	573,752	1.12(8)(9)	1.12(8)(9)	2.39(8)(9)	0.95	149

Class Y

2021@	$9.98	$0.04	$0.82	$0.86	$ (0.08)	$ (0.24)	$(0.32)	$10.52	8.63%	$8,653	1.78%(10)	1.78%(10)	2.53%(10)	0.83%	260%

2020	9.61	0.11	0.38	0.49	(0.12)	—	(0.12)	9.98	5.16	8,464	1.47(11)	1.47(11)	2.29(11)	1.12	527

2019	10.11	0.13	(0.15)	(0.02)	(0.19)	(0.29)	(0.48)	9.61	(0.01)	9,821	1.20(12)	1.20(12)	2.15(12)	1.11	315

2018	10.12	0.10	0.14	0.24	(0.05)	(0.20)	(0.25)	10.11	2.36	5,951	1.16(13)	1.16(13)	2.16(13)	0.95	266(6)

2017	9.68	0.03	0.44	0.47	(0.03)	—	(0.03)	10.12	4.79	4,841	1.14(14)	1.14(14)	2.16(14)	0.34	215(6)

2016	9.60	—	0.36	0.36	(0.18)	(0.10)	(0.28)	9.68	3.77	1,352	0.96(8)(15)	0.96(8)(15)	2.18(8)(15)	—	149

Multi-Asset Accumulation Fund

Class F

2021@	$9.55	$(0.04)	$0.64	$0.60	$ —	$ (0.51)	$(0.51)	$9.64	6.34%	$2,415,501	1.17%	1.17%	1.30%	(0.91)%	14%

2020	10.63	(0.02)	0.18	0.16	(0.13)	(1.11)	(1.24)	9.55	1.51	2,420,060	1.17	1.17	1.30	(0.23)	61

2019	9.81	0.08	1.03	1.11	(0.27)	(0.02)	(0.29)	10.63	11.94	2,659,785	1.17	1.17	1.30	0.80	63

2018	10.01	0.06	0.24	0.30	—	(0.50)	(0.50)	9.81	2.93	2,655,399	1.17	1.17	1.29	0.64	11

2017	10.31	(0.01)	0.39	0.38	(0.07)	(0.61)	(0.68)	10.01	4.33	2,468,847	1.17	1.17	1.31	(0.12)	28

2016	9.53	(0.05)	1.10	1.05	—	(0.27)	(0.27)	10.31	11.36	2,076,240	1.19(8)	1.19(8)	1.35(8)	(0.50)	55

Class Y

2021@	$9.62	$(0.04)	$0.65	$0.61	$ —	$ (0.51)	$(0.51)	$9.72	6.40%	$196,184	0.92%	0.92%	1.05%	(0.75)%	14%

2020	10.70	(0.03)	0.21	0.18	(0.15)	(1.11)	(1.26)	9.62	1.74	190,469	0.92	0.92	1.05	(0.26)	61

2019	9.88	0.07	1.06	1.13	(0.29)	(0.02)	(0.31)	10.70	12.16	220,654	0.92	0.92	1.05	0.66	63

2018	10.06	0.05	0.27	0.32	—	(0.50)	(0.50)	9.88	3.13	228,037	0.92	0.92	1.04	0.52	11

2017	10.36	—	0.41	0.41	(0.10)	(0.61)	(0.71)	10.06	4.55	237,569	0.92	0.92	1.06	(0.03)	28

2016	9.55	(0.03)	1.11	1.08	—	(0.27)	(0.27)	10.36	11.66	202,865	0.94(8)	0.94(8)	1.10(8)	(0.33)	55

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%, 1.35%, and 2.10%.

(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.27%, 1.27%, and 2.10%

(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.20%, 1.20%, and 2.14%.

(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.09%, 1.09%, and 2.09%.

(6)	The portfolio turnover rate in 2017 and 2018 have been changed from 37% to 215% and 373% to 266%, respectively.

(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.06%, 1.06%, and 2.09%.

(8)	The expense ratio includes proxy expenses outside of the cap.

(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.85%, 0.85%, and 2.12%.

(10)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%, 1.10%, and 1.85%.

(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.02%, 1.02% and 1.85%.

(12)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.96%, 0.96%, and 1.91%.

(13)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.84%, 0.84% and 1.84%.

(14)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.79%, 0.79%, and 1.98%.

(15)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.69%, 0.69%, and 1.91%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	311

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2021@	$10.85	$0.20	$ 0.37	$0.57	$(0.17)		$—	$(0.17)	$11.25	5.28%	$753,206	0.80%		0.80%		1.20%		3.56%	74%
2020	11.07	0.40	(0.20)	0.20	(0.39)		(0.03)	(0.42)	10.85	1.86	770,599	0.80		0.80		1.21		3.69	137
2019	10.61	0.45	0.41	0.86	(0.40)		—	(0.40)	11.07	8.29	816,056	0.80		0.80		1.20		4.15	76
2018	10.88	0.40	(0.24)	0.16	(0.34	)(2)	(0.09)	(0.43)	10.61	1.56	815,020	0.80		0.80		1.21		3.78	119
2017	10.56	0.48	0.24	0.72	(0.40)		—	(0.40)	10.88	6.90	813,767	0.80		0.80		1.21		4.47	77
2016	10.46	0.50	0.23	0.73	(0.53)		(0.10)	(0.63)	10.56	7.38	643,477	0.82	(3)(4)	0.82	(3)(4)	1.23	(3)(4)	4.85	72
Class Y
2021@	$10.85	$0.20	$ 0.38	$0.58	$(0.18)		$—	$(0.18)	$11.25	5.34%	$177,106	0.70%		0.70%		0.95%		3.65%	74%
2020	11.07	0.41	(0.20)	0.21	(0.40)		(0.03)	(0.43)	10.85	1.96	161,672	0.70		0.70		0.96		3.79	137
2019	10.61	0.46	0.41	0.87	(0.41)		—	(0.41)	11.07	8.39	161,776	0.70		0.70		0.95		4.25	76
2018	10.88	0.41	(0.24)	0.17	(0.35	)(2)	(0.09)	(0.44)	10.61	1.66	175,431	0.70		0.70		0.96		3.88	119
2017	10.56	0.49	0.24	0.73	(0.41)		—	(0.41)	10.88	7.00	166,980	0.70		0.70		0.96		4.60	77
2016	10.46	0.52	0.22	0.74	(0.54)		(0.10)	(0.64)	10.56	7.49	97,943	0.72	(3)(5)	0.72	(3)(5)	0.98	(3)(5)	5.08	72
Multi-Asset Inflation Managed Fund
Class F
2021@	$7.88	$0.07	$ 0.54	$0.61	$(0.12)		$—	$(0.12)	$8.37	7.76%	$765,762	1.17	%(6)	1.17	%(6)	1.41	%(6)	1.68%	33%
2020	8.28	0.10	(0.38)	(0.28)	(0.12)		—	(0.12)	7.88	(3.41)	735,962	1.38	(6)	1.38	(6)	1.62	(6)	1.28	63
2019	8.49	0.14	(0.20)	(0.06)	(0.15)		—	(0.15)	8.28	(0.62)	798,451	1.52	(6)	1.52	(6)	1.76	(6)	1.68	30
2018	8.52	0.17	(0.08)	0.09	(0.12)		—	(0.12)	8.49	1.04	860,457	1.52	(6)	1.52	(6)	1.76	(6)	1.97	32
2017	8.80	0.09	(0.27)	(0.18)	(0.10)		—	(0.10)	8.52	(2.07)	821,191	1.33	(6)	1.33	(6)	1.56	(6)	1.01	68
2016	8.75	0.05	0.04	0.09	(0.04)		—	(0.04)	8.80	1.06	990,931	1.23	(3)(6)	1.23	(3)(6)	1.46	(3)(6)	0.59	73
Class Y
2021@	$7.89	$0.08	$ 0.54	$0.62	$(0.14)		$—	$(0.14)	$8.37	7.90%	$45,113	0.92	%(7)	0.92	%(7)	1.16	%(7)	1.92%	33%
2020	8.29	0.11	(0.37)	(0.26)	(0.14)		—	(0.14)	7.89	(3.17)	45,173	1.13	(8)	1.13	(8)	1.37	(8)	1.35	63
2019	8.50	0.13	(0.17)	(0.04)	(0.17)		—	(0.17)	8.29	(0.35)	55,857	1.27	(7)	1.27	(7)	1.51	(7)	1.56	30
2018	8.53	0.16	(0.05)	0.11	(0.14)		—	(0.14)	8.50	1.29	63,546	1.27	(7)	1.27	(7)	1.50	(7)	1.90	32
2017	8.82	0.10	(0.26)	(0.16)	(0.13)		—	(0.13)	8.53	(1.90)	68,506	1.08	(7)	1.08	(7)	1.32	(7)	1.13	68
2016	8.77	0.07	0.04	0.11	(0.06)		—	(0.06)	8.82	1.30	89,261	0.98	(3)	0.98	(3)	1.21	(3)	0.79	73

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Includes return of capital of $0.02.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.21%.

(5)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.96%.

(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.14%.

(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%, 0.65%, and 0.89%

(8)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.66%, 0.66%, and 0.90%

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

312	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2021 (Unaudited) and the years or periods ended September 30, (unless otherwise For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund

Class F

2021@	$10.28	$(0.01)	$0.25	$0.24	$(0.02)	$(0.09)	$(0.11)	$10.41	2.29%	$707,572	0.62%	0.62%	0.98%	(0.24)%	55%

2020	10.39	0.04	0.22	0.26	(0.18)	(0.19)	(0.37)	10.28	2.55	732,425	0.62	0.62	0.98	0.37	124

2019	10.05	0.15	0.24	0.39	(0.05)	—	(0.05)	10.39	3.94	684,753	0.62	0.62	0.98	1.45	128

2018	10.25	0.09	0.09	0.18	(0.20)	(0.18)	(0.38)	10.05	1.75	682,982	0.62	0.62	0.98	0.88	228

2017	10.14	—	0.18	0.18	(0.02)	(0.05)	(0.07)	10.25	1.78	694,247	0.62	0.62	0.98	0.02	159

2016	10.11	(0.01)	0.16	0.15	—	(0.12)	(0.12)	10.14	1.47	658,185	0.64(2)	0.64(2)	1.00(2)	(0.07)	234

Class Y

2021@	$10.30	$(0.01)	$0.26	$0.25	$(0.03)	$(0.09)	$(0.12)	$10.43	2.39%	$41,354	0.52%	0.52%	0.73%	(0.15)%	55%

2020	10.41	0.05	0.22	0.27	(0.19)	(0.19)	(0.38)	10.30	2.64	48,307	0.52	0.52	0.73	0.48	124

2019	10.07	0.16	0.24	0.40	(0.06)	—	(0.06)	10.41	4.04	47,957	0.52	0.52	0.73	1.55	128

2018	10.27	0.10	0.09	0.19	(0.21)	(0.18)	(0.39)	10.07	1.84	44,681	0.52	0.52	0.73	0.97	228

2017	10.16	0.01	0.17	0.18	(0.02)	(0.05)	(0.07)	10.27	1.88	50,346	0.52	0.52	0.73	0.11	159

2016	10.12	—	0.16	0.16	—	(0.12)	(0.12)	10.16	1.57	51,496	0.54(2)	0.54(2)	0.75(2)	0.02	234

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	313

Notes to Financial Statements/Consolidated Notes to Financial Statements

March 31, 2021 (Unaudited)

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows of the Multi-Asset Inflation Managed Fund.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds except for the Large Cap Index and S&P 500 Index Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will

314	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	315

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing

316	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2021, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the six month period ended March 31, 2021, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	317

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2021, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering

318	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2021, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/ swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	319

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2021, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2021, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation

320	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2021, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	321

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2021. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — At March 31, 2021, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

322	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2021, were as follows:

	Number of Shares/Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Small Cap Growth Fund
Value Creation	$145,600	8/10/06	8/10/06	$1,491	$61	0.02%

High Yield Bond Fund
Aventine (Escrow Security)	$ 2,750	11/30/10	11/30/10	$—	$—	0.00%
Neiman Marcus	620	9/25/20	9/25/20	—	39	0.00%

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the

Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	323

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2021, the Multi-Strategy Alternative Fund, Multi-Asset Income Fund and the Multi-Asset Inflation Managed Fund are the buyers (“receiving protection”) on a total notional amount of $13.6 million, $5.4 million and $297.6 million, respectively. As of March 31, 2021, the Core Fixed Income Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $140.0 million, $0.7 million, $82.1 million, $151.9 million, and $24.8 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$4,843,583	$4,843,583
Maximum potential amount of future payments	-	-	-	140,017,000	140,017,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-STRATEGY ALTERNATIVE FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$(39,448)	$-	$-	$(39,448)
Maximum potential amount of future payments	-	654,000	-	-	654,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$22,328	$46,989	$-	$2,292,409	$2,361,725
Maximum potential amount of future payments	1,750,000	21,130,000	-	59,172,500	82,052,500
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

324	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$1,752,344	$-	$(349,264)	$1,403,080
Maximum potential amount of future payments	-	60,400,000	-	91,510,000	151,910,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$1,099,469	$1,099,469
Maximum potential amount of future payments	-	-	-	24,784,367	24,784,367
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$13,261,000	$101,726,000	$-	$114,987,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	25,030,000	-	25,030,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$13,261,000	$126,756,000	$-	$140,017,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	654,000	-	-	654,000
Total	$-	$-	$654,000	$-	$-	$654,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$58,645,000	$-	$-	$58,645,000
101-200	-	-	15,916,000	-	-	15,916,000
201-300	-	-	6,091,500	-	-	6,091,500
301-400	-	-	-	-	-	-
> than 400	-	-	-	1,400,000	-	1,400,000
Total	$-	$-	$80,652,500	$1,400,000	$-	$82,052,500

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	325

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$144,110,000	$-	$-	$144,110,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	7,800,000	7,800,000
Total	$-	$-	$144,110,000	$-	$7,800,000	$151,910,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$16,804,000	$-	$-	$16,804,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	7,980,367	-	-	7,980,367
> than 400	-	-	-	-	-	-
Total	$-	$-	$24,784,367	$-	$-	$24,784,367

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2021 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$31*	Net Assets — Unrealized depreciation on futures contracts	$0*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,802	Unrealized loss on forward foreign currency contracts	167

Total Derivatives not accounted for as hedging instruments		4,833		$167

Core Fixed Income Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$6,355*	Net Assets — Unrealized depreciation on futures contracts	$17,307*

	Net Assets — Unrealized appreciation on swap contracts	12,684†	Net Assets — Unrealized depreciation on swap contracts	580†

	Swaptions purchased, at value	365	Swaptions written, at value	115

	Options purchased, at value	271	Options written, at value	383

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,054	Unrealized loss on forward foreign currency contracts	2,358

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	383†	Net Assets — Unrealized depreciation on swap contracts	-†

Total Derivatives not accounted for as hedging instruments		$22,112		$20,743

326	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Dynamic Asset Allocation Fund

Interest rate contracts	Swaptions purchased, at value	$19,052	Swaptions written, at value	$–

	Options purchased, at value	3,393	Options written, at value	–

	Net Assets — Unrealized appreciation on swap contracts	1,265†	Net Assets — Unrealized depreciation on swap contracts	–†

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	910*	Net Assets — Unrealized depreciation on futures contracts	8*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	–	Unrealized loss on forward foreign currency contracts	50

Commodity contracts	Net Assets — Unrealized appreciation on swap contracts	–†	Net Assets — Unrealized depreciation on swap contracts	2,293†

Total Derivatives not accounted for as hedging instruments		$24,620		$2,351

Multi-Strategy Alternative Fund

Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$1*	Net Assets — Unrealized depreciation on swap contracts	$56*

	Net Assets — Unrealized appreciation on futures contracts	85*	Net Assets — Unrealized depreciation on futures contracts	–*

Equity contracts	Options purchased, at value	781	Options written, at value	570

	Net Assets — Unrealized appreciation on futures contracts	–*	Net Assets — Unrealized depreciation on futures contracts	15*

	Net Assets — Unrealized appreciation on swap contracts	707†	Net Assets — Unrealized depreciation on swap contracts	311†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	868	Unrealized loss on forward foreign currency contracts	920

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	257†	Net Assets — Unrealized depreciation on swap contracts	238†

Total Derivatives not accounted for as hedging instruments		$2,699		$2,110

Multi-Asset Accumulation Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$557*	Net Assets — Unrealized depreciation on futures contracts	$41,709*

	Net Assets — Unrealized appreciation on swap contracts	–†	Net Assets — Unrealized depreciation on swap contracts	5,711†

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	7,091*	Net Assets — Unrealized depreciation on futures contracts	14,216*

	Net Assets — Unrealized appreciation on swap contracts	3,623†	Net Assets — Unrealized depreciation on swap contracts	146†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	11,307	Unrealized loss on forward foreign currency contracts	3,736

Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	6,384*	Net Assets — Unrealized depreciation on futures contracts	10,937*

Total Derivatives not accounted for as hedging instruments		$28,962		$76,455

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	327

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Asset Income Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$710*	Net Assets — Unrealized depreciation on futures contracts	$4,598*

	Net Assets — Unrealized appreciation on swap contracts	3,542†	Net Assets — Unrealized depreciation on swap contracts	334†

	Options purchased, at value	214	Options written, at value	2,144

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	429*	Net Assets — Unrealized depreciation on futures contracts	–*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,459	Unrealized loss on forward foreign currency contracts	782

	Options purchased, at value	88	Options written, at value	74

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	1,721†	Net Assets — Unrealized depreciation on swap contracts	42†

Total Derivatives not accounted for as hedging instruments		$9,163		$7,974

Multi-Asset Inflation Managed Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$2,050*	Net Assets — Unrealized depreciation on futures contracts	$104*

	Net Assets — Unrealized appreciation on swap contracts	1,286†	Net Assets — Unrealized depreciation on swap contracts	2,841†

	Options purchased, at value	1,500	Options written, at value	631

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	–*	Net Assets — Unrealized depreciation on futures contracts	97*

	Net Assets — Unrealized appreciation on swap contracts	–†	Net Assets — Unrealized depreciation on swap contracts	1,014†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,436	Unrealized loss on forward foreign currency contracts	944

Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	6,113*	Net Assets — Unrealized depreciation on future contracts	2,859*

Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	407†	Net Assets — Unrealized depreciation on swaps contracts	3,515†

Total Derivatives not accounted for as hedging instruments		$12,792		$12,005

Multi-Asset Capital Stability Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$141*	Net Assets — Unrealized depreciation on futures contracts	$880*

	Net Assets — Unrealized appreciation on swap contracts	–†	Net Assets — Unrealized depreciation on swap contracts	908†

Equity contracts	Options purchased, at value	22	Options written, at value	4

	Net Assets — Unrealized appreciation on futures contracts	151*	Net Assets — Unrealized depreciation on futures contracts	386*

	Net Assets — Unrealized appreciation on swap contracts	2†	Net Assets — Unrealized depreciation on swap contracts	4†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,907	Unrealized loss on forward foreign currency contracts	476

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	579†	Net Assets — Unrealized depreciation on swap contracts	–†

Total Derivatives not accounted for as hedging instruments		$5,802		$2,658

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of

328	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the six month period ended March 31, 2021:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$–	$–	$1,460	$–	$–	$1,460
Foreign exchange contracts	–	–	–	(2,782)	–	(2,782)
Total	$–	$–	$1,460	$(2,782)	$–	$(1,322)
Core Fixed Income Fund
Interest rate contracts	$(282)	$–	$(10,638)	$–	$504	$(10,416)
Equity contracts	–	–	–	–	–	–
Foreign exchange contracts	–	–	–	429	–	429
Credit contracts	–	–	–	–	4,432	4,432
Total	$(282)	$–	$(10,638)	$429	$4,936	$(5,555)
Dynamic Asset Allocation Fund
Interest rate contracts	$–	$2,956	$–	$–	$–	$2,956
Credit contracts	–	–	–	–	(16)	(16)
Equity contracts	–	–	12,727	–	1,487	14,214
Commodity contracts	–	–	–	–	(2,261)	(2,261)
Foreign exchange contracts	–	–	–	(20)	–	(20)
Total	$–	$2,956	$12,727	$(20)	$(790)	$14,873
Multi-Strategy Alternative Fund
Credit contracts	$–	$–	$–	$–	$(93)	$(93)
Equity contracts	(308)	–	(305)	–	(1,037)	(1,650)
Interest rate contracts	–	10	77	–	179	266
Foreign exchange contracts	–	–	–	(796)	–	(796)
Total	$(308)	$10	$(228)	$(796)	$(951)	$(2,273)
Multi-Asset Accumulation Fund
Equity contracts	$–	$–	$(107,323)	$–	$–	$(107,323)
Interest rate contracts	–	–	224,766	–	(2,548)	222,218
Foreign exchange contracts	–	–	–	5,080	–	5,080
Commodity contracts	–	–	76,091	–	30,684	106,775
Total	$–	$–	$193,534	$5,080	$28,136	$226,750
Multi-Asset Income Fund
Equity contracts	$(4,415)	$–	$7,275	$–	$–	$2,860
Credit contracts	–	–	–	–	868	868
Interest rate contracts	(713)	–	(9,040)	–	699	(9,054)
Foreign exchange contracts	(34)	–	–	(2,045)	–	(2,079)
Total	$(5,162)	$–	$(1,765)	$(2,045)	$1,567	$(7,405)
Multi-Asset Inflation Managed Fund
Credit contracts	$–	$–	$–	$–	$(2,917)	$(2,917)
Equity contracts	–	–	(3,664)	–	7,380	3,716
Interest rate contracts	–	1,106	3,582	–	(1,639)	3,049
Foreign exchange contracts	–	–	–	(1,901)	–	(1,901)
Commodity contracts	(2,056)	–	19,926	–	–	17,870

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	329

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Total	$(2,056)	$1,106	$19,844	$(1,901)	$2,824	$19,817
Multi-Asset Capital Stability Fund
Credit contracts	$–	$–	$–	$–	$545	$545
Equity contracts	614	–	9,082	–	–	9,696
Interest rate contracts	–	–	(3,288)	–	(1,115)	(4,403)
Foreign exchange contracts	–	–	–	1,104	–	1,104
Total	$614	$–	$5,794	$1,104	$(570)	$6,942

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$–	$–	$39	$–	$–	$39
Foreign exchange contracts	–	–	–	2,416	–	2,416
Total	$–	$–	$39	$2,416	$–	$2,455
Core Fixed Income Fund
Credit contracts	$–	$–	$–	$–	$(929)	$(929)
Interest rate contracts	200	201	(9,130)	–	10,314	1,585
Foreign exchange contracts	–	–	–	1,160	–	1,160
Total	$200	$201	$(9,130)	$1,160	$9,385	$1,816
Dynamic Asset Allocation Fund
Equity contracts	$–	$–	$551	$–	$–	$551
Interest rate contracts	2,570	12,022	–	–	1,265	15,857
Foreign exchange contracts	–	–	–	(38)	–	(38)
Commodity contracts	–	–	–	–	(2,181)	(2,181)
Total	$2,570	$12,022	$551	$(38)	$(916)	$14,189
Multi-Strategy Alternative Fund
Credit contracts	$–	$–	$–	$–	$(198)	$(198)
Equity contracts	(237)	–	(1)	–	401	163
Interest rate contracts	–	3	85	–	(22)	66
Foreign exchange contracts	–	–	–	(69)	–	(69)
Total	$(237)	$3	$84	$(69)	$181	$(38)
Multi-Asset Accumulation Fund
Equity contracts	$–	$–	$(9,362)	$–	$1,592	$(7,770)
Interest rate contracts	–	–	(47,831)	–	(6,553)	(54,384)
Foreign exchange contracts	–	–	–	7,285	–	7.285
Commodity contracts	–	–	(10,806)	–	–	(10,806)
Total	$–	$–	$(67,999)	$7,285	$(4,961)	$(65,675)
Multi-Asset Income Fund
Credit contracts	$–	$–	$–	$–	$1,444	$1,444
Equity contracts	224	–	378	–	–	602
Interest rate contracts	(1,177)	–	(3,742)	–	1,429	(3,490)
Foreign exchange contracts	(22)	–	–	1,635	–	1,613
Total	$(975)	$–	$(3,364)	$1,635	$2,873	$169

330	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$357	$357
Equity contracts	—	—	(213)	—	(1,014)	(1,227)
Interest rate contracts	—	(306)	1,935	—	3,714	5,343
Foreign exchange contracts	—	—	—	102	—	102
Commodity contracts	(419)	—	(148)	—	259	(308)
Total	$(419)	$(306)	$1,574	$102	$3,316	$4,267
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$323	$323
Equity contracts	(137)	—	340	—	(1)	202
Interest rate contracts	—	—	(835)	—	(1,702)	(2,537)
Foreign exchange contracts	—	—	—	4,291	—	4,291
Total	$(137)	$—	$(495)	$4,291	$(1,380)	$2,279

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, swap contracts and swaption contracts activity during the year ended March 31, 2021 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$10,841	$7,504	$16,907	$10,821	$8,194

Ending Notional Balance Long	10,672	7,039	13,846	7,773	8,261

	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$7,498	$2,995	$5,990	$3,438	$1,301

Ending Notional Balance Long	10,871	5,991	2,995	6,875	2,061

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$45	$4,557	$13,486	$11,400	$2,513

Ending Notional Balance Long	181	6,542	12,840	9,913	4,090

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$–	$–	$81,274	$–

Average Notional Balance Short	–	–	–	1,798

Ending Notional Balance Long	–	–	83,799	–

Ending Notional Balance Short	–	–	–	1,770

Interest Contracts

Average Notional Balance Long	956,050	–	–	–

Average Notional Balance Short	1,202,205	–	–	1,553

Ending Notional Balance Long	1,184,833	–	–	–

Ending Notional Balance Short	1,268,139	–	–	3,106

Forward Foreign Currency Contracts:

Average Notional Balance Long	148,637	–	94,075	84,977

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	331

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Forward Foreign Currency Contracts: (continued)

Average Notional Balance Short	148,080	–	94,131	85,097

Ending Notional Balance Long	148,765	–	42,134	87,495

Ending Notional Balance Short	149,069	–	42,184	87,547

Swaps:

Total Return Contracts

Average Notional Balance Long	–	–	–	2,153

Ending Notional Balance Long	–	–	–	1,987

Credit Contracts

Average Notional Balance Long	–	–	–	15,099

Average Notional Balance Short	143,137	500	–	654

Ending Notional Balance Long	–	–	–	13,629

Ending Notional Balance Short	140,017	1,000	–	654

Interest Contracts

Average Notional Balance	215,812	–	–	–

Ending Notional Balance	230,596	–	–	–

Equity Contracts

Average Notional Balance Long	–	–	12,685	7,651

Average Notional Balance Short	–	–	–	8,956

Ending Notional Balance Long	–	–	13,566	11,350

Ending Notional Balance Short	–	–	–	12,572

Commodity Contracts

Average Notional Balance Long	–	–	118,146	–

Average Notional Balance Short	–	–	–	–

Ending Notional Balance Long	–	–	118,300	–

Ending Notional Balance Short	–	–	–	–

Options/Swaptions:

Equity

Average Notional Balance Long†	–	–	–	1,081

Average Notional Balance Short†	–	–	–	795

Ending Notional Balance Long†	–	–	–	1,332

Ending Notional Balance Short†	–	–	–	1,004

Interest

Average Notional Balance Long†	373	–	5,492	–

Average Notional Balance Short†	553	–	–	–

Ending Notional Balance Long†	664	–	5,038	–

Ending Notional Balance Short†	874	–	–	–

Currency

Average Notional Balance Long†	78	–	411	–

Ending Notional Balance Long†	–	–	823	–

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

Futures Contracts:

Commodity Contracts

Average Notional Balance Long	$–	$–	$127,528	$–

Average Notional Balance Short	–	–	29,083	–

Ending Notional Balance Long	–	–	123,478	–

Ending Notional Balance Short	–	–	29,579	–

Equity Contracts

Average Notional Balance Long	941,728	40,583	–	72,263

Average Notional Balance Short	–	–	36,483	13,038

Ending Notional Balance Long	947,188	35,675	–	58,991

Ending Notional Balance Short	–	–	37,946	19,164

Interest Contracts

332	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

Futures Contracts: (continued)

Average Notional Balance Long	2,598,673	297,928	4,884	95,379

Average Notional Balance Short	–	93,998	173,709	22,873

Ending Notional Balance Long	2,841,192	326,010	9,768	50,011

Ending Notional Balance Short	–	58,926	271,312	29,698

Forward Foreign Currency Contracts:

Average Notional Balance Long	836,577	151,150	146,236	186,179

Average Notional Balance Short	835,173	151,185	146,552	184,535

Ending Notional Balance Long	919,472	150,494	148,862	182,028

Ending Notional Balance Short	911,901	148,817	148,365	177,597

Swaps:

Total Return Contracts

Average Notional Balance Short	–	–	16,070	–

Ending Notional Balance Short	–	–	16,070	–

Credit Contracts

Average Notional Balance Long	–	3,786	226,184	–

Average Notional Balance Short	–	82,171	79,949	28,550

Ending Notional Balance Long	–	5,378	297,585	–

Ending Notional Balance Short	–	82,053	151,910	24,784

Interest Contracts

Average Notional Balance	639,363	113,212	155,305	–

Ending Notional Balance	812,411	108,991	81,761	–

Equity Contracts

Average Notional Balance Long	112,868	–	–	–

Ending Notional Balance Long	104,517	–	–	–

Commodity Contracts

Average Notional Balance Long	–	–	45,174	–

Average Notional Balance Short	–	–	–	–

Ending Notional Balance Long	–	–	46,407	–

Ending Notional Balance Short	–	–	–	–

Options/Swaptions:

Commodity

Average Notional Balance Long†	–	–	1,228	–

Average Notional Balance Short†	–	–	411	–

Ending Notional Balance Long†	–	–	1,435	–

Ending Notional Balance Short†	–	–	400	–

Equity

Average Notional Balance Long†	–	443	–	336

Average Notional Balance Short†	–	3,159	–	266

Ending Notional Balance Long†	–	472	–	233

Ending Notional Balance Short†	–	2,815	–	134

Interest

Average Notional Balance Long†	–	21	–	–

Average Notional Balance Short†	–	17	–	–

Ending Notional Balance Long†	–	42	–	–

Ending Notional Balance Short†	–	34	–	–

Currency

Average Notional Balance Long†	–	158	–	–

Average Notional Balance Short†	–	137	–	–

Ending Notional Balance Long†	–	163	–	–

Ending Notional Balance Short†	–	95	–	–

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	333

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value and variation margin of exchange-traded or centrally cleared financial derivative instruments.

Securities with an aggregate market value of $0 ($ Thousands) have been pledged and $163,983 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2021.

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)

Large Cap Fund	$–	$690	$690

Large Cap Value Fund	–	385	385

Large Cap Growth Fund	–	948	948

Large Cap Index Fund	–	434	434

S&P 500 Index Fund	–	418	418

Small Cap Fund	–	273	273

Small Cap Value Fund	–	306	306

Small Cap Growth Fund	–	397	397

Tax-Managed Small/Mid Cap Fund	–	145	145

Mid-Cap Fund	–	27	27

U.S. Managed Volatility Fund	–	396	396

Global Managed Volatility Fund	–	244	244

Tax-Managed Managed Volatility Fund	–	572	572

Tax-Managed International Managed Volatility Fund	–	335	335

Core Fixed Income Fund	–	14,868	14,868

Dynamic Asset Allocation Fund	–	2,502	2,502

Multi-Strategy Alternative Fund	–	277	277

Multi-Asset Accumulation Fund	–	71,106	71,106

Multi-Asset Income Fund	–	49,942	49,942

Multi-Asset Inflation Managed Fund	–	14,212	14,212

Multi-Asset Capital Stability Fund	–	5,506	5,506

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

334	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2021 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Brown Brothers Harriman	$ 4,802	$ —	$ —	$ 4,802	$(167)	$ —	$ —	$ —	$(167)	$ 4,635	$ —	$ 4,635

Total Over the Counter	$ 4,802	$ —	$ —	$ 4,802	$(167)	$ —	$ —	$ —	$(167)

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

BNP Paribas	$ 832	$ —	$ —	$ 832	$—	$ —	$ —	$ —	$—	$ 832	$ —	$ 832

Citigroup	368	—	—	368	(2,270)	—	—	—	(2,270)	(1,902)	1,902	—

Goldman Sachs	854	—	—	854	(88)	—	—	—	(88)	766	—	766

Total Over the Counter	$ 2,054	$ —	$ —	$ 2,054	$(2,358)	$ —	$ —	$ —	$(2,358)

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ 19,052	$ —	$ 19,052	$(50)	$ —	$ —	$ —	$(50)	$ 19,002	$ —	$ 19,002

BNP Paribas	—	—	—	—	—	—	(2,293)	—	(2,293)	(2,293)	—	(2,293)

Total Over the Counter	$ —	$ 19,052	$ —	$ 19,052	$(50)	$ —	$ (2,293)	$ —	$(2,343)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ —	$ 92	$ 92	$(2)	$ —	$ —	$ —	$(2)	$ 90	$ —	$ 90

Barclays PLC	33	—	—	33	(205)	—	—	—	(205)	(172)	—	(172)

BNYMellon	23	—	—	23	(5)	—	—	—	(5)	18	—	18

Citi	18	—	—	18	(18)	—	—	—	(18)	—	—	—

Credit Suisse	11	—	—	11	—	—	—	—	—	11	—	11

Deutsche Bank	39	—	20	59	(17)	—	—	—	(17)	42	—	42

Goldman Sachs	136	—	634	770	(147)	—	(161)	—	(308)	462	—	462

HSBC	31	—	—	31	(105)	—	—	—	(105)	(74)	—	(74)

JPMorgan Chase Bank	62	—	—	62	(88)	—	—	—	(88)	(26)	26	—

Montgomery/Bank of America	40	—	—	40	(18)	—	—	—	(18)	22	—	22

Morgan Stanley	130	—	73	203	(110)	—	(95)	—	(205)	(2)	—	(2)

Natwest Markets	1	—	—	1	(3)	—	—	—	(3)	(2)	—	(2)

State Street	228	—	—	228	(41)	—	—	—	(41)	187	—	187

TD Bank	25	—	—	25	(5)	—	—	—	(5)	20	—	20

UBS	57	—	—	57	(140)	—	—	—	(140)	(83)	—	(83)

Westpac Banking	34	—	—	34	(16)	—	—	—	(16)	18	—	18

Total Over the Counter	$ 868	$ —	$ 819	$ 1,687	$(920)	$ —	$ (256)	$ —	$(1,176)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ —	$ 694	$ 694	$—	$ —	$ (127)	$ —	$(127)	$ 567	$ —	$ 567

Bank of New York	—	—	—	—	(7)	—	—	—	(7)	(7)	—	(7)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	335

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Barclays PLC	18	—	—	18	—	—	—	—	—	18	—	18

Citibank	—	—	829	829	—	—	—	—	—	829	—	829

Citigroup	4,800	—	—	4,800	(1,942)	—	—	—	(1,942)	2,858	—	2,858

JPMorgan Chase Bank	4,783	—	579	5,362	(1,775)	—	—	—	(1,775)	3,587	—	3,587

Merrill Lynch	—	—	1,521	1,521	—	—	(19)	—	(19)	1,502	—	1,502

State Street	1,706	—	—	1,706	(12)	—	—	—	(12)	1,694	—	1,694

Total Over the Counter	$ 11,307	$ —	$ 3,623	$ 14,930	$(3,736)	$ —	$ (146)	$ —	$(3,882)	$11,048		$11,048

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

ANZ	$ 69	$ —	$ —	$ 69	$—	$ —	$ —	$ —	$—	$ 69	$ —	$ 69

BNP Paribas	37	—	—	37	(21)	—	—	—	(21)	16	—	16

Citibank	—	—	187	187	—	—	—	—	—	187	—	187

Citigroup	483	—	—	483	(310)	—	—	—	(310)	173	—	173

Goldman Sachs	443	—	—	443	(109)	—	—	—	(109)	334	—	334

HSBC	685	—	—	685	(1)	—	—	—	(1)	684	—	684

JPMorgan Chase Bank	563	—	17	580	(233)	—	—	—	(233)	347	—	347

Morgan Stanley	129	—	—	129	(46)	—	—	—	(46)	83	—	83

Standard Bank	126	—	—	126	—	—	—	—	—	126	—	126

State Street	—	—	—	—	(62)	—	—	—	(62)	(62)	—	(62)

UBS	24	—	—	24	—	—	—	—	—	24	—	24

Total Over the Counter	$ 2,559	$ —	$ 204	$ 2,763	$(782)	$ —	$ —	$ —	$(782)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ —	$ —	$ —	$(25)	$ —	$ —	$ —	$(25)	$ (25)	—	$ (25)

Barclays PLC	10	—	—	10	—	—	(173)	—	(173)	(163)	—	(163)

BNP Paribas	149	—	—	149	(248)	—	—	—	(248)	(99)	—	(99)

Brown Brothers Harriman	5	—	—	5	(14)	—	—	—	(14)	(9)	—	(9)

CGG	—	—	—	—	—	—	(9)	—	(9)	(9)	—	(9)

Chase Securities	—	—	—	—	—	—	—	(263,138)	(263,138)	(263,138)	—	(263,138)

Citibank	—	—	1,004	1,004	—	—	(185)	—	(185)	819	—	819

Citigroup	491	—	—	491	(1)	—	—	—	(1)	490	—	490

Credit Suisse	—	—	—	—	—	—	(413)	—	(413)	(413)	—	(413)

Deutsche Bank	—	—	—	—	—	—	(429)	—	(429)	(429)	—	(429)

Goldman Sachs	—	—	57	57	(73)	—	(555)	—	(628)	(571)	—	(571)

HSBC	7	—	—	7	(392)	—	—	—	(392)	(385)	—	(385)

JPMorgan Chase	—	—	20	20	(27)	—	(261)	—	(288)	(268)	—	(268)

Macquarie Bank Limited	—	—	—	—	—	—	(269)	—	(269)	(269)	—	(269)

Merrill Lynch	—	—	—	—	—	—	(354)	—	(354)	(354)	—	(354)

Morgan Stanley	573	—	91	664	(5)	—	—	—	(5)	659	—	659

RBS	14	—	—	14	—	—	—	—	—	14	—	14

Societe Generale	—	—	—	—	—	—	(210)	—	(210)	(210)	—	(210)

Standard Bank	5	—	—	5	—	—	—	—	—	5	—	5

UBS	182	—	—	182	(159)	—	—	—	(159)	23	—	23

Total Over the Counter	$ 1,436	$ —	$ 1,172	$ 2,608	$(944)	$ —	$ (2,858)	$ (263,138)	$(266,940)

336	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

ANZ	$ 24	$ —	$ —	$ 24	$—	$—	$—	$—	$—	$24	$—	$24

Bank of America	10	—	—	10	(13)	—	—	—	(13)	(3)	—	(3)

Barclays PLC	6	—	—	6	(46)	—	—	—	(46)	(40)	—	(40)

BNP Paribas	1	—	—	1	(6)	—	—	—	(6)	(5)	—	(5)

Brown Brothers Harriman	462	—	—	462	(207)	—	—	—	(207)	255	—	255

Citigroup	1	—	—	1	(13)	—	—	—	(13)	(12)	—	(12)

Credit Suisse	2	—	—	2	—	—	—	—	—	2	—	2

Deutsche Bank	3	—	—	3	(1)	—	—	—	(1)	2	—	2

Goldman Sachs	58	—	—	58	(18)	—	—	—	(18)	40	—	40

HSBC	29	—	—	29	(11)	—	—	—	(11)	18	—	18

JPMorgan Chase Bank	38	—	—	38	(30)	—	—	—	(30)	8	—	8

Morgan Stanley	—	—	—	—	(24)	—	—	—	(24)	(24)	24	—

RBS	3	—	—	3	(23)	—	—	—	(23)	(20)	—	(20)

Standard Bank	4,225	—	—	4,225	(21)	—	—	—	(21)	4,204	—	4,204

UBS	25	—	—	25	(43)	—	—	—	(43)	(18)	—	(18)

Total Over the Counter	$ 4,887	$—	$ —	$4,887	$(456)	$—	$ —	$ —	$(456)

(1)

Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Securities with an aggregate market value of $156,227 ($ Thousands) have been pledged, and $0 ($ Thousands) in cash as collateral for financial derivative instruments. Securities with an aggregate market value of $5,972 ($ Thousands) have been received as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2021 ($ Thousands)	% of Total Net Assets at March 31, 2021
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$ 66,076	7.9%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	465,754	17.8%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	157,335	19.4%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	337

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($Thousands)	Accumulation Commodity Strategy, Ltd. ($Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($Thousands)
Net Investment Income:
Investment Income	$3	$1,162	$169
Net Realized Gain (Loss) on:
Investments	(3)	(26)	(42)
Futures Contracts	11,370	97,534	19,926
Swap Contracts	(2,536)	15,081	(2,056)
Options	—	—	7,353
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(1,827)	(105)
Futures Contracts	525	(14,281)	149
Swap Contracts	(745)	(372)	(849)
Options	—	—	(419)

Total gains and losses attributed to the Funds’ investment in Subsidiaries	$8,614	$97,271	$24,126

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

Prior to January 31, 2021, the Funds’ administrator and/ or its affiliates had contractually agreed to waive fees or reimburse expenses for the S&P 500 Index Fund and the Core Fixed Income Fund in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of each Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements only applied if a Fund’s total operating costs exceeded the applicable thresholds and would not affect the Fund’s total operating expenses if they were less than the applicable thresholds. In other words, shareholders would pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement were limited to the Fund’s direct operating expenses and, therefore, did not apply to indirect expenses incurred by the Fund, such as AFFE. The agreements may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

338	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%	(1)
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.6500%	0.25%	—	0.90%
Class I	0.6500%	0.25%	0.25%	1.15%
Class Y	0.6500%	—	—	0.65%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.00%
Class Y	0.6500%	—	—	0.75%
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.86%
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	339

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%	(2)
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%	(2)
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund (3)(4)
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.20%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	0.90%
Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

(1)

From January 31, 2018, until January 31, 2021, the following agreement was in effect. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor had contractually agreed to waive fees and/or reimburse expenses in order to keep total ordinary operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustee fees, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.29% for Class F. The agreement may be amended or terminated only with the consent of the Board of Trustees.

(2)

From August 10, 2018, until January 31, 2021, the following agreement was in effect. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor had contractually agreed to waive fees and/or reimburse expenses in order to keep total ordinary operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustee fees, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.66% for Class F and 0.41% for Class Y. The agreement may be amended or terminated only with the consent of the Board of Trustees.

(3)	Prior to January 31, 2020, the expense limitation was 1.21% and 0.96% for Class F and Class Y, respectively.

(4)	Prior to March 31, 2020, the expense limitation was 1.26% and 1.01% for Class F and Class Y, respectively.

340	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $ 500 Million	Next $ 500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.450%	0.3700%	0.2900%	0.2100%	0.130%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $ 500 Million	Next $ 500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2021, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Fred Alger Management, Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Schafer Cullen Capital Management Inc.

Large Cap Growth Fund

Fiera Capital Inc.

Fred Alger Management, Inc.

McKinley Capital Management, LLC

Parametric Portfolio Associates LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Fiera Capital Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Schafer Cullen Capital Management

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Hillsdale Investment Management Inc

Los Angeles Capital Management

LMCG Investments, LLC

Parametric Portfolio Associates LLC

Snow Capital Management L.P.

Small Cap Value Fund

Cardinal Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Small Cap Growth Fund

ArrowMark Colorado Holdings LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	341

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

EAM Investors LLC

Jackson Creek Investment Advisory, LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Snow Capital Management L.P.

Mid-Cap Fund

Quantitative Management Associates LLC

U.S. Managed Volatility Fund

LSV Asset Management*

Wells Capital Management, Inc.

Global Managed Volatility Fund

Acadian Asset Management LLC

Wells Capital Management, Inc.

Tax-Managed Managed Volatility Fund

LSV Asset Management*

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Wells Capital Management Incorporated

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management LLC

Benefit Street Partners, LLC

Brigade Capital Management, LLC

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LLC

EMSO Partners Limited Management, LLC

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Putnam Investment Management LLC

Ramius Advisors, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

SSGA Funds Management Inc.

Western Asset Management Company

Western Asset Management Company Limited

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments

Credit Suisse Asset Management, LLC

QS Investors, LLC

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Capital Management, LLC

* Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended March 31, 2021 were as follows ($ Thousands):

Real Estate Fund	$1

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service

342	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2021 were as follows ($ Thousands):

Large Cap Fund	$192
Large Cap Value Fund	252
Tax-Managed Large Cap Fund	348
Small Cap Value Fund	369
U.S. Managed Volatility Fund	1,021
Tax-Managed Managed Volatility Fund	824
Tax-Managed International Managed Volatility Fund	235

$3,241

On April 20, 2018, SIMC made a capital contribution to the Large Cap Index Fund in the amount of $330,025. The capital contribution offset the Fund’s performance deviation from its benchmark that resulted from an unusually large unanticipated cash flow that came into the Fund shortly after launch.

On May 29, 2020, SIMC made a capital contribution to the S&P 500 Index Fund in the amount of $221,168. The capital contribution offset the Fund’s performance deviation from its benchmark that resulted from losses incurred by the Fund as a result of an operational error.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2021, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2021, the following Funds borrowed funds from the SEI Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Large Cap Fund	03/30/21	03/31/21	18,250	–	1.06%
Tax Managed Large Cap Fund	03/30/21	03/31/21	23,770	–	1.06%
Mid-Cap Fund	11/10/20	11/12/20	7,900	–	1.10%
U.S. Managed Volatility Fund	02/19/21	02/23/21	9,810	–	1.08%
U.S. Managed Volatility Fund	02/22/21	02/23/21	14,040	–	1.07%

(1)	Loan outstanding as of March 31, 2021. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and liabilities for details.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	343

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2021 and the year ended September 30, 2020.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued	7,882	19,770	3,776	13,171	2,414	5,520	16,097	36,737

Shares Issued in Lieu of Dividends and Distributions	3,909	10,606	527	1,936	2,689	1,962	355	847

Shares Redeemed	(26,157)	(45,866)	(9,877)	(11,749)	(4,570)	(13,378)	(11,570)	(21,854)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(14,366)	(15,490)	(5,574)	3,358	533	(5,896)	4,882	15,730
Class I:

Shares Issued	–	–	7	30	12	15	–	–

Shares Issued in Lieu of Dividends and Distributions	–	–	1	4	7	3	–	–

Shares Redeemed	–	–	(19)	(43)	(15)	(20)	–	–

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	(11)	(9)	4	(2)	–	–
Class Y:

Shares Issued	401	2,522	504	1,770	384	574	–	–

Shares Issued in Lieu of Dividends and Distributions	228	676	81	266	349	249	–	–

Shares Redeemed	(1,095)	(5,250)	(948)	(1,140)	(265)	(1,444)	–	–

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(466)	(2,052)	(363)	896	468	(621)	–	–
Increase (Decrease) in Capital Shares	(14,832)	(17,542)	(5,948)	4,245	1,005	(6,519)	4,882	15,730

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued	4,780	12,957	541	3,570	2,411	9,106	1,629	4,242

Shares Issued in Lieu of Dividends and Distributions	2,042	9,970	549	507	44	97	56	164

Shares Redeemed	(12,465)	(28,052)	(1,271)	(4,894)	(8,169)	(12,475)	(2,756)	(3,058)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(5,643)	(5,125)	(181)	(817)	(5,714)	(3,272)	(1,071)	1,348
Class I:

Shares Issued	–	–	7	23	–	–	6	32

Shares Issued in Lieu of Dividends and Distributions	–	–	3	2	–	–	—	1

Shares Redeemed	–	–	(13)	(33)	–	–	(10)	(46)

Total Decrease in Net Assets Derived from Class I Transactions	–	–	(3)	(8)	–	–	(4)	(13)
Class Y:

Shares Issued	459	2,302	–	–	129	1,112	141	1,385

Shares Issued in Lieu of Dividends and Distributions	278	1,341	–	–	4	13	13	32

Shares Redeemed	(1,216)	(4,914)	–	–	(596)	(1,723)	(459)	(888)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(479)	(1,271)	–	–	(463)	(598)	(305)	529
Increase (Decrease) in Capital Shares	(6,122)	(6,396)	(184)	(825)	(6,177)	(3,870)	(1,380)	1,864

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued	1,155	1,601	2,339	5,442	331	1,161	3,887	11,619

Shares Issued in Lieu of Dividends and Distributions	—	280	23	781	13	84	3,513	2,083

Shares Redeemed	(1,206)	(2,173)	(3,093)	(8,643)	(703)	(2,512)	(9,053)	(17,758)

Total Decrease in Net Assets Derived from Class F Transactions	(51)	(292)	(731)	(2,420)	(359)	(1,267)	(1,653)	(4,056)
Class I:

344	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020

Shares Issued	8	9	–	–	1	2	1	4

Shares Issued in Lieu of Dividends and Distributions	—	1	–	–	—	1	7	3

Shares Redeemed	(4)	(16)	–	–	(2)	(7)	(5)	(4)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	4	(6)	–	–	(1)	(4)	3	3
Class Y:

Shares Issued	52	140	102	1,237	39	61	4,074	21,608

Shares Issued in Lieu of Dividends and Distributions	—	31	8	114	1	3	4,654	2,561

Shares Redeemed	(109)	(219)	(500)	(1,676)	(27)	(59)	(50,431)	(22,059)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(57)	(48)	(390)	(325)	13	5	(41,703)	2,110
(Decrease) in Capital Shares	(104)	(346)	(1,121)	(2,745)	(347)	(1,266)	(43,353)	(1,943)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued	7,328	21,044	2,531	8,885	2,593	9,224	288	1,151

Shares Issued in Lieu of Dividends and Distributions	725	4,305	566	1,934	447	754	258	478

Shares Redeemed	(15,786)	(30,049)	(6,374)	(16,483)	(4,129)	(9,742)	(625)	(2,210)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(7,733)	(4,700)	(3,277)	(5,664)	(1,089)	236	(79)	(581)
Class I:

Shares Issued	2	4	–	–	–	–	—	1

Shares Issued in Lieu of Dividends and Distributions	1	5	–	–	–	–	1	2

Shares Redeemed	(5)	(10)	–	–	–	–	—	(4)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(2)	(1)	–	–	–	–	1	(1)
Class Y:

Shares Issued	1,219	5,982	242	1,091	223	4,049	56	436

Shares Issued in Lieu of Dividends and Distributions	147	1,116	55	183	86	104	64	190

Shares Redeemed	(3,399)	(12,549)	(492)	(1,685)	(264)	(2,880)	(257)	(1,487)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(2,033)	(5,451)	(195)	(411)	45	1,273	(137)	(861)
Increase (Decrease) in Capital Shares	(9,768)	(10,152)	(3,472)	(6,075)	(1,044)	1,509	(215)	(1,443)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued	57,044	65,128	19,653	57,145	9,881	28,549	4,518	13,025

Shares Issued in Lieu of Dividends and Distributions	13,690	9,644	8,215	11,798	1	180	1	89

Shares Redeemed	(38,435)	(79,515)	(25,430)	(83,344)	(10,468)	(19,744)	(5,807)	(8,070)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	32,299	(4,743)	2,438	(14,401)	(586)	8,985	(1,288)	5,044
Class I:

Shares Issued	78	45	9	14	–	–	–	–

Shares Issued in Lieu of Dividends and Distributions	14	9	3	4	–	–	–	–

Shares Redeemed	(25)	(104)	(3)	(1,745)	–	–	–	–

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	67	(50)	9	(1,727)	–	–	–	–
Class Y:

Shares Issued	8,148	8,946	1,844	8,535	492	1,577	460	103

Shares Issued in Lieu of Dividends and Distributions	1,752	1,252	1,235	1,725	—	22	—	8

Shares Redeemed	(3,331)	(10,485)	(3,019)	(10,104)	(925)	(1,686)	(295)	(1,207)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	345

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	6,569	(287)	60	156	(433)	(87)	165	(1,096)
Increase (Decrease) in Capital Shares	38,935	(5,080)	2,507	(15,972)	(1,019)	8,898	(1,123)	3,948

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund

	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued	2,843	7,010	3,496	7,757	2,886	8,091	19,737	37,978

Shares Issued in Lieu of Dividends and Distributions	68	102	3,159	824	1,143	447	12,023	29,563

Shares Redeemed	(3,842)	(6,958)	(8,088)	(15,116)	(6,335)	(11,232)	(34,494)	(64,513)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(931)	154	(1,433)	(6,535)	(2,306)	(2,694)	(2,734)	3,028
Class Y:

Shares Issued	359	830	138	783	38	115	1,937	4,493

Shares Issued in Lieu of Dividends and Distributions	8	13	205	65	24	11	989	2,615

Shares Redeemed	(500)	(1,226)	(335)	(3,380)	(87)	(300)	(2,538)	(7,942)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(133)	(383)	8	(2,532)	(25)	(174)	388	(834)
Increase (Decrease) in Capital Shares	(1,064)	(229)	(1,425)	(9,067)	(2,331)	(2,868)	(2,346)	2,194

			Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund

			10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020	10/1/2020 to 3/31/2021 (Unaudited)	2020
Class F:

Shares Issued			5,510	16,977	9,041	17,607	9,266	24,067

Shares Issued in Lieu of Dividends and Distributions			924	2,444	1,205	1,325	579	1,895

Shares Redeemed			(10,519)	(22,124)	(12,122)	(21,968)	(13,156)	(20,628)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions			(4,085)	(2,703)	(1,876)	(3,036)	(3,311)	5,334
Class Y:

Shares Issued			2,414	3,925	506	1,308	630	1,457

Shares Issued in Lieu of Dividends and Distributions			219	568	95	108	50	166

Shares Redeemed			(1,793)	(4,207)	(933)	(2,427)	(1,406)	(1,540)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions			840	286	(332)	(1,011)	(726)	83
Increase (Decrease) in Capital Shares			(3,245)	(2,417)	(2,208)	(4,047)	(4,037)	5,417

346	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, during the six month period ended March 31, 2021, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$–	$335,135	$335,135
Sales	–	626,200	626,200
Large Cap Value Fund
Purchases	–	195,667	195,667
Sales	–	341,472	341,472
Large Cap Growth Fund
Purchases	–	331,092	331,092
Sales	–	442,385	442,385
Large Cap Index Fund
Purchases	–	112,286	112,286
Sales	–	36,248	36,248
Tax-Managed Large Cap Fund
Purchases	–	377,307	377,307
Sales	–	662,644	662,644
S&P 500 Index Fund
Purchases	–	31,679	31,679
Sales	–	80,934	80,934
Small Cap Fund
Purchases	–	430,356	430,356
Sales	–	541,825	541,825
Small Cap Value Fund
Purchases	–	174,744	174,744
Sales	–	199,111	199,111
Small Cap Growth Fund
Purchases	–	534,412	534,412
Sales	–	498,118	498,118
Tax-Managed Small/Mid Cap Fund
Purchases	–	389,753	389,753
Sales	–	342,470	342,470
Mid-Cap Fund
Purchases	–	38,838	38,838
Sales	–	46,890	46,890
U.S. Managed Volatility Fund
Purchases	–	423,582	423,582
Sales	–	1,250,249	1,250,249
Global Managed Volatility Fund
Purchases	–	439,079	439,079
Sales	–	530,809	530,809
Tax-Managed Managed Volatility Fund
Purchases	–	102,581	102,581
Sales	–	165,556	165,556
Tax-Managed International Managed Volatility Fund
Purchases	–	151,144	151,144
Sales	–	164,678	164,678
Real Estate Fund
Purchases	–	40,409	40,409
Sales	–	48,916	48,916
Core Fixed Income Fund
Purchases	7,440,658	1,169,119	8,609,777
Sales	6,986,834	1,234,826	8,221,660

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund
Purchases	–	521,826	521,826
Sales	–	545,398	545,398
Conservative Income Fund
Purchases	–	–	–
Sales	–	–	–
Tax-Free Conservative Income Fund
Purchases	–	–	–
Sales	–	–	–
Real Return Fund
Purchases	42,157	–	42,157
Sales	54,882	–	54,882
Dynamic Asset Allocation Fund
Purchases	–	28,332	28,332
Sales	–	129,296	129,296
Multi-Strategy Alternative Fund
Purchases	–	939,065	939,065
Sales	–	997,090	997,090
Multi-Asset Accumulation Fund
Purchases	121,806	195,358	317,164
Sales	195,260	239,436	434,696
Multi-Asset Income Fund
Purchases	8,735	277,619	286,354
Sales	10,311	294,599	304,910
Multi-Asset Inflation Managed Fund
Purchases	123,967	110,454	234,421
Sales	152,237	108,139	260,376
Multi-Asset Capital Stability Fund
Purchases	79,483	43,464	122,947
Sales	148,707	30,342	179,049

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	347

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2020, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2019. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2020.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2020 or September 30, 2019 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2020	$30,110	$138,016	$–	$–	$168,126
	2019	63,187	249,425	–	–	312,612
Large Cap Value Fund
	2020	27,594	24,141	–	–	51,735
	2019	38,436	101,919	–	–	140,355
Large Cap Growth Fund
	2020	3,649	82,982	–	–	86,631
	2019	26,844	148,720	–	–	175,564
Large Cap Index Fund
	2020	8,948	351	–	–	9,299
	2019	5,225	226	–	–	5,451
Tax-Managed Large Cap Fund
	2020	50,899	294,034	–	–	344,933
	2019	45,630	27,405	–	–	73,035
S&P 500 Index Fund
	2020	14,528	24,598	–	–	39,126
	2019	17,279	14,403	–	–	31,682
Small Cap Fund
	2020	1,132	–	35	–	1,167
	2019	27,739	51,099	–	–	78,838
Small Cap Value Fund
	2020	3,780	–	–	–	3,780
	2019	9,854	24,382	–	–	34,236
Small Cap Growth Fund
	2020	–	11,363	–	–	11,363
	2019	9,428	36,322	–	–	45,750
Tax-Managed Small/Mid Cap Fund
	2020	3,010	18,580	–	–	21,590
	2019	4,292	66,298	–	–	70,590
Mid-Cap Fund
	2020	1,139	1,401	–	–	2,540
	2019	4,906	8,115	–	–	13,021
U.S. Managed Volatility Fund
	2020	33,108	53,884	–	–	86,992
	2019	46,210	140,953	–	–	187,163

348	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Global Managed Volatility Fund
	2020	$32,195	$36,904	$–	$–	$69,099
	2019	35,198	86,795	–	–	121,993
Tax-Managed Managed Volatility Fund
	2020	16,585	25,458	–	–	42,043
	2019	17,492	30,837	–	–	48,329
Tax-Managed International Managed Volatility Fund
	2020	11,126	–	–	–	11,126
	2019	8,922	–	–	–	8,922
Real Estate Fund
	2020	4,524	6,547	–	–	11,071
	2019	1,882	9,180	–	–	11,062
Core Fixed Income Fund
	2020	139,848	–	–	–	139,848
	2019	118,680	–	–	–	118,680
High Yield Bond Fund
	2020	98,605	–	–	–	98,605
	2019	115,162	–	–	–	115,162
Conservative Income Fund
	2020	2,635	–	–	–	2,635
	2019	6,029	–	–	–	6,029
Tax-Free Conservative Income Fund
	2020	–	–	7	1,199	1,206
	2019	–	5	–	2,440	2,445
Real Return Fund
	2020	1,379	–	–	–	1,379
	2019	6,427	–	–	–	6,427
Dynamic Asset Allocation Fund
	2020	13,342	–	–	–	13,342
	2019	14,835	–	–	–	14,835
Multi-Strategy Alternative Fund
	2020	4,831	–	–	–	4,831
	2019	8,425	14,279	–	–	22,704
Multi-Asset Accumulation Fund
	2020	207,206	128,753	–	–	335,959
	2019	77,546	7,028	–	–	84,574
Multi-Asset Income Fund
	2020	37,096	–	–	–	37,096
	2019	35,715	–	–	–	35,715
Multi-Asset Inflation Managed Fund
	2020	12,952	–	–	–	12,952
	2019	16,073	–	–	–	16,073
Multi-Asset Capital Stability Fund
	2020	24,566	1,679	–	–	26,245
	2019	3,823	–	–	–	3,823

As of September 30, 2020, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$4,091	$41,245	$–	$–	$–	$–	$539,556	$(7)	$584,885
Large Cap Value Fund	11,826	–	–	–	(50,305)	–	111,577	(4)	73,094
Large Cap Growth Fund	5,554	128,928	–	–	–	–	767,396	(2)	901,876

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	349

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Index Fund	$2,069	$–	$–	$–	$(2,936)	$–	$106,169	$–	$105,302
Tax-Managed Large Cap Fund	8,901	55,586	–	–	–	–	1,965,007	4	2,029,498
S&P 500 Index Fund	2,465	37,716	–	–	–	–	556,649	14	596,844
Small Cap Fund	–	–	–	(18,476)	(15,828)	–	32,534	(2)	(1,772)
Small Cap Value Fund	933	–	–	(9,305)	(15,219)	–	(17,206)	(3)	(40,800)
Small Cap Growth Fund	–	–	–	(795)	(4,483)	(1,178)	35,257	2	28,803
Tax-Managed Small/Mid Cap Fund	120	–	–	(7,116)	(16,115)	–	216,246	3	193,138
Mid-Cap Fund	202	–	–	(978)	(5,296)	–	5,460	(2)	(614)
U.S. Managed Volatility Fund	4,767	688	–	–	(7,243)	–	178,619	2	176,833
Global Managed Volatility Fund	2,371	–	–	–	(3,346)	–	91,908	1	90,934
Tax-Managed Managed Volatility Fund	2,402	7,103	–	–	–	–	374,143	(1)	383,647
Tax-Managed International Managed
Volatility Fund	5,007	–	–	(28,140)	(20,772)	–	40,997	1	(2,907)
Real Estate Fund	–	–	–	–	–	–	5,812	(4)	5,808
Core Fixed Income Fund	127,154	41,756	–	–	–	–	145,110	(28,981)	285,039
High Yield Bond Fund	21,474	–	–	(66,464)	(25,248)	–	(205,441)	(8,301)	(283,980)
Conservative Income Fund	11	–	–	–	–	–	69	(9)	71
Tax-Free Conservative Income Fund	–	–	–	(14)	–	–	34	(4)	16
Real Return Fund	958	–	–	(4,814)	–	–	10,087	(988)	5,243
Dynamic Asset Allocation Fund	41,597	–	–	(487)	–	–	268,157	–	309,267
Multi-Strategy Alternative Fund	8,035	–	–	–	–	–	(3,898)	(2,197)	1,940
Multi-Asset Accumulation Fund	35,063	107,280	–	–	–	(44,442)	(240,536)	(15,304)	(157,939)
Multi-Asset Income Fund	2,967	–	–	(2,206)	(19,726)	–	36,827	(2,964)	14,898
Multi-Asset Inflation Managed Fund	7,595	–	–	(44,688)	(10,457)	–	(133,319)	(5,146)	(186,015)
Multi-Asset Capital Stability Fund	84	8,366	–	–	–	–	14,591	(6,778)	16,263

Post October losses represent losses realized on investment transactions from November 1, 2019 through September 30, 2020 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2020 through September 30, 2020 and specified losses realized on investment transactions from November 1, 2019 through September 30, 2020, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2011 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)

Small Cap Fund	$18,476	$–	$18,476
Small Cap Value Fund	9,305	–	9,305
Small Cap Growth Fund	795	–	795
Tax-Managed Small/Mid Cap Fund	6,584	532	7,116
Mid-Cap Fund	569	409	978
Tax-Free Conservative Fund	14	–	14
Tax-Managed International Managed Volatility Fund	28,004	136	28,140
High Yield Bond Fund	1,519	64,945	66,464
Real Return Fund	–	4,814	4,814
Dynamic Asset Allocation Fund	487	–	487
Multi-Asset Income Fund	1,926	280	2,206
Multi-Asset Inflation Managed Fund	41,871	2,817	44,688

*	This table should be used in conjunction with the capital loss carryforwards table.

350	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

(1)	The Utilization is subject to a limitation.

During the fiscal year ended September 30, 2020, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)
Real Return	$453
Core Fixed Income Fund	1,763
Dynamic Asset Allocation	19,297
Multi-Asset Income Fund	–

For Federal income tax purposes, the cost of investments owned at September 30, 2020, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2021, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,306,357	$900,668	$(6,535)	$894,133
Large Cap Value Fund	1,011,272	480,434	(5,510)	474,924
Large Cap Growth Fund	792,335	890,285	(3,196)	887,089
Large Cap Index Fund	662,590	263,508	(10,897)	252,611
Tax-Managed Large Cap Fund	1,785,255	2,649,171	–	2,649,171
S&P 500 Index Fund	273,728	673,417	(6,970)	666,447
Small Cap Fund	497,883	201,978	(34,333)	167,645
Small Cap Value Fund	326,612	132,869	(2,678)	130,191
Small Cap Growth Fund	421,337	100,699	(8,034)	92,665
Tax-Managed Small/Mid Cap Fund	693,268	446,773	(2,460)	444,313
Mid-Cap Fund	64,388	17,795	(1,147)	16,648
U.S. Managed Volatility Fund	777,598	240,604	(8,029)	232,575
Global Managed Volatility Fund	919,245	136,433	(16,348)	120,085
Tax-Managed Managed Volatility Fund	513,803	476,789	(454)	476,335
Tax-Managed International Managed Volatility Fund	321,308	75,452	(2,391)	73,061
Real Estate Fund	76,269	24,606	(289)	24,317
Core Fixed Income Fund	5,120,032	117,544	(95,753)	21,791
High Yield Bond Fund	1,487,636	112,490	(45,674)	66,816
Conservative Income Fund	331,686	43	(3)	40
Tax-Free Conservative Income Fund	207,127	8	–	8

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Real Return Fund	$241,694	$12,787	$(193)	$12,594
Dynamic Asset Allocation Fund	373,238	387,377	(14,197)	373,180
Multi-Strategy Alternative Fund	449,172	23,211	(7,163)	16,048
Multi-Asset Accumulation Fund	1,498,885	91,768	(5,502)	86,266
Multi-Asset Income Fund	818,704	90,092	(28,445)	61,647
Multi-Asset Inflation Managed Fund	953,811	106,807	(7,430)	99,377
Multi-Asset Capital Stability Fund	476,309	24,374	(1,496)	22,878

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	351

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund L.P. (“Liquidity Fund”), and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2021 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount

Large Cap Fund	$12,142	$12,142	$–
Large Cap Value Fund	3,564	3,564	–
Large Cap Growth Fund	6,907	6,907	–
Large Cap Index Fund	69	69	–
Tax-Managed Large Cap Fund	1,141	1,141	–
Small Cap Fund	6,203	6,203	–
Small Cap Value Fund	28,779	28,779	–
Small Cap Growth Fund	69,599	69,599	–
Tax-Managed Small/Mid Cap Fund	112,616	112,616	–
Mid-Cap Fund	564	564	–
U.S. Managed Volatility Fund	11,216	11,216	–
Global Managed Volatility Fund	16,081	16,081	–
Tax-Managed Managed Volatility Fund	10,374	10,374	–
Tax-Managed International Managed Volatility Fund	11,208	11,208	–
Core Fixed Income Fund	86,550	86,550	–

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and

Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to

352	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Funds’ use of futures contracts and forward contracts is subject to market risk, leverage

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	353

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same type of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries

354	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	355

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily

356	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated

interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	357

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2021 (Unaudited)

Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce nonqualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2021, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund

Class F	97.67%

Class Y	17.95

Large Cap Value Fund

Class F	93.11%

Class I	12.94

358	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Fund	% Held

Class Y	99.55

Large Cap Growth Fund

Class F	90.96%

Class I	11.94

Class Y	98.94

Large Cap Index Fund

Class F	99.70%

Tax-Managed Large Cap Fund

Class F	85.41%

Class Y	55.22

S&P 500 Index Fund

Class F	48.21%

Class I	22.46

Small Cap Fund

Class F	98.13%

Class Y	28.58

Small Cap Value Fund

Class F	93.94%

Class I	7.22

Class Y	99.45

Small Cap Growth Fund

Class F	91.92%

Class I	7.62

Class Y	97.60

Tax-Managed Small/Mid Cap Fund

Class F	91.73%

Class Y	53.97

Mid-Cap Fund

Class F	83.98%

Class I	0.00

Class Y	26.48

U.S. Managed Volatility Fund

Class F	91.88%

Class I	0.00

Class Y	34.05

Global Managed Volatility Fund

Class F	96.11%

Class I	0.00

Class Y	45.91

Tax-Managed Managed Volatility Fund

Class F	88.69%

Class Y	63.37

Tax-Managed International Managed Volatility Fund

Class F	97.07%

Class Y	86.63

Real Estate Fund

Class F	75.13%

Class I	0.00

Class Y	53.28

Core Fixed Income Fund

Class F	96.38%

Class I	29.72

Fund	% Held

Class Y	56.67

High Yield Bond Fund

Class F	96.90%

Class I	0.00

Class Y	56.19

Conservative Income Fund

Class F	98.95%

Class Y	29.13

Tax-Free Conservative Income Fund

Class F	98.29%

Class Y	71.11

Real Return Fund

Class F	98.67%

Class Y	35.58

Dynamic Asset Allocation Fund

Class F	97.43%

Class Y	15.40

Multi-Strategy Alternative Fund

Class F	98.14%

Class Y	72.67

Multi-Asset Accumulation Fund

Class F	98.44%

Class Y	15.57

Multi-Asset Income Fund

Class F	97.03%

Class Y	59.85

Multi-Asset Inflation Managed Fund

Class F	98.61%

Class Y	20.16

Multi-Asset Capital Stability Fund

Class F	98.81%

Class Y	21.00

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

13. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. On March 5, 2021, the ICE Benchmark Administration clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	359

Notes to Financial Statements/Consolidated Notes to Financial Statements (Concluded)

March 31, 2021 (Unaudited)

interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

360	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Disclosure of Fund Expenses (Unaudited)

March 31, 2021

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,227.20	0.89%	$4.92
Class Y Shares	1,000.00	1,228.60	0.64	3.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.51	0.89%	$4.46
Class Y Shares	1,000.00	1,021.74	0.64	3.22
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,329.50	0.89%	$5.14
Class I Shares	1,000.00	1,328.20	1.11	6.42
Class Y Shares	1,000.00	1,331.10	0.64	3.72
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.52	0.89%	$4.46
Class I Shares	1,000.00	1,019.42	1.11	5.57
Class Y Shares	1,000.00	1,021.74	0.64	3.22

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,135.50	0.89%	$4.72
Class I Shares	1,000.00	1,134.20	1.11	5.89
Class Y Shares	1,000.00	1,136.60	0.64	3.41
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.52	0.89%	$4.46
Class I Shares	1,000.00	1,019.42	1.11	5.57
Class Y Shares	1,000.00	1,021.74	0.64	3.22
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,202.70	0.25%	$1.37
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.69	0.25%	$1.26

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	361

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2021

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,226.90	0.89%	$4.92
Class Y Shares	1,000.00	1,228.60	0.64	3.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.52	0.89%	$4.46
Class Y Shares	1,000.00	1,021.74	0.64	3.22
S&P 500 Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,189.70	0.25%	$1.35
Class I Shares	1,000.00	1,187.30	0.65	3.53
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.70	0.25%	$1.25
Class I Shares	1,000.00	1,021.70	0.65	3.27
Small Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,483.00	1.14%	$7.08
Class Y Shares	1,000.00	1,484.30	0.89	5.50
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.23	1.14%	$5.76
Class Y Shares	1,000.00	1,020.51	0.89	4.47
Small Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,567.10	1.14%	$7.25
Class I Shares	1,000.00	1,565.20	1.36	8.65
Class Y Shares	1,000.00	1,569.10	0.89	5.68
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.29	1.14%	$5.70
Class I Shares	1,000.00	1,018.19	1.36	6.80
Class Y Shares	1,000.00	1,020.51	0.89	4.47
Small Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,382.80	1.11%	$6.56
Class I Shares	1,000.00	1,380.90	1.36	8.04
Class Y Shares	1,000.00	1,384.50	0.86	5.10
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.43	1.11%	$5.56
Class I Shares	1,000.00	1,018.18	1.36	6.81
Class Y Shares	1,000.00	1,020.66	0.86	4.32
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,407.60	1.11%	$6.63
Class Y Shares	1,000.00	1,408.20	0.89	5.32
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.43	1.11%	$5.56
Class Y Shares	1,000.00	1,020.52	0.89	4.46

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Mid-Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,314.00	0.98%	$5.65
Class I Shares	1,000.00	1,312.30	1.20	6.92
Class Y Shares	1,000.00	1,314.90	0.73	4.21
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.05	0.98%	$4.94
Class I Shares	1,000.00	1,018.95	1.20	6.04
Class Y Shares	1,000.00	1,021.24	0.73	3.68
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,164.80	0.90%	$4.86
Class I Shares	1,000.00	1,163.40	1.15	6.20
Class Y Shares	1,000.00	1,165.50	0.65	3.51
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.44	0.90%	$4.53
Class I Shares	1,000.00	1,019.20	1.15	5.79
Class Y Shares	1,000.00	1,021.69	0.65	3.28
Global Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,092.60	1.11%	$5.79
Class I Shares	1,000.00	1,090.40	1.36	7.09
Class Y Shares	1,000.00	1,094.10	0.86	4.49
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,136.10	1.00%	$5.33
Class Y Shares	1,000.00	1,137.50	0.75	4.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.95	1.00%	$5.04
Class Y Shares	1,000.00	1,021.19	0.75	3.78
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,103.30	1.11%	$5.84
Class Y Shares	1,000.00	1,104.70	0.86	4.50
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.38	1.11%	$5.61
Class Y Shares	1,000.00	1,020.65	0.86	4.32
Real Estate Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,210.30	1.14%	$6.30
Class I Shares	1,000.00	1,209.50	1.36	7.51
Class Y Shares	1,000.00	1,212.40	0.89	4.89
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.23	1.14%	$5.76
Class I Shares	1,000.00	1,018.13	1.36	6.86
Class Y Shares	1,000.00	1,020.51	0.89	4.47

362	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Core Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$978.30	0.66%	$3.24
Class I Shares	1,000.00	976.40	0.88	4.32
Class Y Shares	1,000.00	979.60	0.41	2.03
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.66	0.66%	$3.31
Class I Shares	1,000.00	1,020.56	0.88	4.42
Class Y Shares	1,000.00	1,022.88	0.41	2.07
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,120.20	0.89%	$4.70
Class I Shares	1,000.00	1,120.90	1.11	5.87
Class Y Shares	1,000.00	1,121.60	0.64	3.39
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,000.00	0.21%	$1.05
Class Y Shares	1,000.00	1,001.00	0.11	0.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.88	0.21%	$1.06
Class Y Shares	1,000.00	1,024.38	0.11	0.56
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,000.00	0.15%	$0.75
Class Y Shares	1,000.00	1,001.00	0.05	0.25
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,024.18	0.15%	$0.76
Class Y Shares	1,000.00	1,024.68	0.05	0.25
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,022.90	0.45%	$2.27
Class Y Shares	1,000.00	1,024.50	0.35	1.77
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,022.69	0.45%	$2.27
Class Y Shares	1,000.00	1,023.19	0.35	1.77

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,208.10	0.75%	$4.13
Class Y Shares	1,000.00	1,209.20	0.50	2.75
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.19	0.75%	$3.78
Class Y Shares	1,000.00	1,022.44	0.50	2.52
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,083.70	2.03%	$10.56
Class Y Shares	1,000.00	1,086.30	1.78	9.24
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,014.79	2.03%	$10.21
Class Y Shares	1,000.00	1,016.08	1.78	8.92
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,063.40	1.17%	$6.02
Class Y Shares	1,000.00	1,064.00	0.92	4.73
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.10	1.17%	$5.89
Class Y Shares	1,000.00	1,020.34	0.92	4.63
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,052.80	0.80%	$4.09
Class Y Shares	1,000.00	1,053.40	0.70	3.58
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.94	0.80%	$4.03
Class Y Shares	1,000.00	1,021.44	0.70	3.53
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,077.60	1.17%	$6.05
Class Y Shares	1,000.00	1,079.00	0.92	4.77
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.11	1.17%	$5.88
Class Y Shares	1,000.00	1,020.34	0.92	4.63
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,022.90	0.62%	$3.12
Class Y Shares	1,000.00	1,023.90	0.52	2.62
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.85	0.62%	$3.12
Class Y Shares	1,000.00	1,022.34	0.52	2.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	363

Review of the Liquidity Risk Management Program (Unaudited)

March 31, 2021

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 23, 2021, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

364	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all, or a discrete portion, of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	365

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the March 22-24, 2021 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if a Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on December 7-9, 2020, February 17, 2021 and March 22-24, 2021. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds (except when such metric was not available due to a limited operating history) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the

366	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	367

(This page intentionally left blank)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter Rodriguez

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/21)

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Tax-Managed International Managed Volatility Fund, and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Core Fixed Income Fund, High Yield Bond Fund, Conservative Income Fund, Tax-Free Conservative Income Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.2%

Communication Services — 6.3%
Alphabet Inc, Cl A *	7,256	$14,966
Alphabet Inc, Cl C *	10,346	21,402
AT&T Inc	171,500	5,191
Comcast Corp, Cl A	311,982	16,881
Facebook Inc, Cl A *	111,416	32,815
Fox Corp	14,250	515
Live Nation Entertainment Inc *	5,261	445
Netflix Inc *	6,810	3,553
Omnicom Group Inc	20,792	1,542
Pinterest Inc, Cl A *	125,262	9,273
Snap Inc, Cl A *	19,064	997
TEGNA Inc	131,810	2,482
T-Mobile US Inc *	52,721	6,605
Verizon Communications Inc	348,594	20,271
ViacomCBS Inc, Cl B	8,440	381

		137,319

Consumer Discretionary — 11.6%
Advance Auto Parts Inc	31,738	5,824
Amazon.com Inc, Cl A *	16,137	49,929
Best Buy Co Inc	38,681	4,441
BorgWarner Inc	247,827	11,489
Carnival Corp *	59,440	1,578
Carvana Co, Cl A *	8,860	2,325
Dick’s Sporting Goods Inc	68,497	5,216
Dillard’s Inc, Cl A (A)	14,199	1,371
Dollar General Corp	55,742	11,294
DR Horton Inc	43,190	3,849
DraftKings Inc, Cl A *	78,940	4,841
eBay Inc	165,695	10,147
Foot Locker Inc, Cl A	34,571	1,945
Ford Motor Co *	152,816	1,872
General Motors Co	275,790	15,847
Goodyear Tire & Rubber Co/The	38,367	674
Harley-Davidson Inc, Cl A	49,267	1,976
Kohl’s Corp	42,557	2,537
Las Vegas Sands Corp	15,049	914
Lear Corp	26,627	4,826
Lennar Corp, Cl A	6,546	663
Lithia Motors Inc, Cl A	6,011	2,345
Lowe’s Cos Inc	94,558	17,983
Lululemon Athletica Inc *	1,420	436
Magna International Inc, Cl A	63,868	5,623
MercadoLibre Inc *	2,290	3,371
MGM Resorts International	11,557	439
NIKE Inc, Cl B	89,870	11,943
O’Reilly Automotive Inc *	17,020	8,633
PulteGroup Inc	229,169	12,018
Ross Stores Inc	132,001	15,828
Royal Caribbean Cruises Ltd	18,460	1,580
Starbucks Corp	75,737	8,276

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Target Corp, Cl A	47,814	$9,470
Thor Industries Inc	14,319	1,929
Travel + Leisure Co	43,982	2,690
Ulta Beauty Inc *	7,485	2,314
Whirlpool Corp	27,260	6,007

		254,443

Consumer Staples — 6.9%
Altria Group Inc	157,178	8,041
Coca-Cola Co/The	128,168	6,756
Coca-Cola European Partners PLC	139,258	7,264
Conagra Brands Inc	268,905	10,111
Ingredion Inc	89,406	8,039
J M Smucker Co/The	94,533	11,961
Kraft Heinz Co/The	32,618	1,305
Kroger Co/The	523,188	18,829
Molson Coors Beverage Co, Cl B	106,032	5,423
Monster Beverage Corp *	7,235	659
PepsiCo Inc	69,802	9,873
Philip Morris International Inc	152,724	13,553
Pilgrim’s Pride Corp *	84,795	2,018
Procter & Gamble Co/The	2,809	380
Sysco Corp, Cl A	108,606	8,552
TreeHouse Foods Inc *	35,339	1,846
Tyson Foods Inc, Cl A	115,368	8,572
Unilever PLC ADR	358,044	19,990
US Foods Holding Corp *	96,057	3,662
Walgreens Boots Alliance Inc	64,874	3,562

		150,396

Energy — 2.4%
BP PLC ADR	129,247	3,147
Canadian Natural Resources Ltd	160,470	4,954
Chevron Corp	110,924	11,624
Cimarex Energy Co	7,165	426
ConocoPhillips	93,287	4,941
Devon Energy Corp	136,912	2,991
EOG Resources Inc	51,795	3,757
Halliburton Co	17,892	384
HollyFrontier Corp	73,709	2,637
Marathon Petroleum Corp	192,123	10,277
Phillips 66	47,907	3,906
Valero Energy Corp	54,263	3,885

		52,929

Financials — 15.7%
Aflac Inc	117,508	6,014
Allstate Corp/The	3,784	435
American Express Co	70,464	9,966
Ameriprise Financial Inc	25,172	5,851
Annaly Capital Management Inc ‡	312,315	2,686
Banco Santander SA ADR	455,630	1,563
Bank of America Corp	833,093	32,232
Bank of New York Mellon Corp/The	19,244	910

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	107,429	$27,445
Capital One Financial Corp	185,240	23,568
Charles Schwab Corp/The	219,118	14,282
CIT Group Inc	9,288	478
Citigroup Inc	226,874	16,505
Citizens Financial Group Inc	118,947	5,251
CME Group Inc	12,109	2,473
Comerica Inc	64,368	4,618
Discover Financial Services	40,853	3,881
Essent Group Ltd	25,116	1,193
Everest Re Group Ltd	1,843	457
Fifth Third Bancorp	162,339	6,080
First Republic Bank/CA	120,561	20,104
Goldman Sachs Group Inc/The	3,354	1,097
Hartford Financial Services Group Inc/The	89,538	5,980
JPMorgan Chase & Co	63,451	9,659
KeyCorp	134,532	2,688
KKR & Co Inc	55,247	2,699
Lincoln National Corp	13,729	855
Markel Corp *	12,806	14,594
Marsh & McLennan Cos Inc	95,694	11,655
Moody’s Corp	39,148	11,690
Morgan Stanley	87,931	6,829
PNC Financial Services Group Inc/The	13,677	2,399
Popular Inc	60,934	4,285
Progressive Corp/The	40,145	3,838
Radian Group Inc	51,568	1,199
Regions Financial Corp	247,865	5,121
S&P Global Inc	36,924	13,029
Signature Bank/New York NY, Cl B	4,325	978
SLM Corp	302,734	5,440
State Street Corp	145,548	12,227
SVB Financial Group, Cl B *	868	428
Two Harbors Investment Corp ‡	337,596	2,475
US Bancorp	323,806	17,910
Voya Financial Inc	62,675	3,989
Wells Fargo & Co	177,012	6,916
Willis Towers Watson PLC	22,727	5,202
Zions Bancorp NA	87,658	4,818

		343,992

Health Care — 14.4%
AbbVie Inc	51,700	5,595
Alexion Pharmaceuticals Inc *	48,114	7,357
Align Technology Inc *	5,401	2,925
AmerisourceBergen Corp, Cl A	102,530	12,106
Amgen Inc, Cl A	75,930	18,892
AstraZeneca PLC ADR (A)	32,144	1,598
Becton Dickinson and Co	63,430	15,423
Biogen Inc *	12,098	3,384
Bristol-Myers Squibb Co	155,447	9,813
Cardinal Health Inc	41,579	2,526
CVS Health Corp	227,837	17,140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danaher Corp, Cl A	49,288	$11,094
DaVita Inc *	25,364	2,733
Dexcom Inc *	5,669	2,037
Five Star Senior Living Inc *	56,119	343
Gilead Sciences Inc	34,934	2,258
Guardant Health Inc *	16,601	2,534
HCA Healthcare Inc	39,144	7,372
Hill-Rom Holdings Inc	9,975	1,102
Humana Inc	31,106	13,041
Jazz Pharmaceuticals PLC *	41,757	6,864
Johnson & Johnson	233,252	38,335
McKesson Corp	27,209	5,307
Medtronic PLC	115,198	13,608
Merck & Co Inc	231,072	17,813
Mettler-Toledo International Inc *	9,566	11,055
PerkinElmer Inc	36,641	4,701
Pfizer Inc	235,486	8,532
Regeneron Pharmaceuticals Inc *	11,069	5,237
Teleflex Inc	37,086	15,408
Thermo Fisher Scientific Inc	5,131	2,342
UnitedHealth Group Inc	60,733	22,597
Vertex Pharmaceuticals Inc *	33,550	7,210
Viatris Inc, Cl W *	133,392	1,864
Zimmer Biomet Holdings Inc	97,355	15,585

		315,731

Industrials — 9.7%
AerCap Holdings NV *	31,817	1,869
AGCO Corp	49,960	7,177
Allison Transmission Holdings Inc	48,690	1,988
American Airlines Group Inc	27,189	650
AMETEK Inc	81,342	10,390
Chart Industries Inc *	26,071	3,711
Cintas Corp	13,785	4,705
CSX Corp	73,509	7,088
Cummins Inc	40,695	10,544
Deere & Co	1,486	556
Delta Air Lines Inc, Cl A *	36,240	1,750
Emerson Electric Co	106,027	9,566
FedEx Corp	30,116	8,554
Fortive Corp	149,524	10,562
General Electric Co	33,500	440
Honeywell International Inc	132,550	28,773
Huntington Ingalls Industries Inc, Cl A	16,114	3,317
L3Harris Technologies Inc	38,611	7,826
ManpowerGroup Inc	29,203	2,888
MasTec Inc *	31,740	2,974
Nordson Corp	18,339	3,644
Oshkosh Corp	8,732	1,036
Owens Corning	15,863	1,461
Parker-Hannifin Corp, Cl A	5,026	1,585
Rockwell Automation Inc	45,057	11,960
Roper Technologies Inc	21,548	8,691

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings Inc, Cl A	29,906	$1,455
Stanley Black & Decker Inc	85,552	17,082
Textron Inc	87,866	4,927
Timken Co/The	90,317	7,331
TransDigm Group Inc *	14,130	8,307
Uber Technologies Inc *	59,601	3,249
Union Pacific Corp	11,599	2,557
United Airlines Holdings Inc *	18,153	1,044
WW Grainger Inc	33,540	13,447

		213,104

Information Technology — 23.0%
Adobe Inc *	62,259	29,596
Advanced Micro Devices Inc *	60,073	4,716
Amdocs Ltd	9,111	639
Amphenol Corp, Cl A	57,830	3,815
Apple Inc	504,454	61,619
Applied Materials Inc	146,722	19,602
Arista Networks Inc *	22,693	6,851
Arrow Electronics Inc, Cl A *	5,863	650
Automatic Data Processing Inc	26,457	4,986
Cadence Design Systems Inc *	8,033	1,100
Ceridian HCM Holding Inc *	14,780	1,246
Cisco Systems Inc/Delaware	151,519	7,835
Cognizant Technology Solutions Corp, Cl A	7,457	583
DXC Technology Co	23,705	741
Fiserv Inc, Cl A *	53,932	6,420
Five9 Inc *	17,860	2,792
Global Payments Inc	103,225	20,808
Hewlett Packard Enterprise Co	262,573	4,133
HP Inc	130,088	4,130
Intel Corp	196,333	12,565
International Business Machines Corp	24,273	3,235
Intuit Inc	79,125	30,310
Jabil Inc	9,951	519
KLA Corp	43,998	14,537
Lam Research Corp	17,285	10,289
Marvell Technology Group Ltd	114,440	5,605
Microchip Technology Inc	194,568	30,201
Micron Technology Inc *	43,534	3,840
Microsoft Corp	242,452	57,163
Motorola Solutions Inc	67,599	12,712
NVIDIA Corp	12,174	6,500
NXP Semiconductors NV	41,595	8,375
Oracle Corp, Cl B	102,994	7,227
PayPal Holdings Inc *	80,558	19,563
QUALCOMM Inc	143,364	19,009
RingCentral Inc, Cl A *	8,890	2,648
salesforce.com *	86,371	18,299
SAP SE ADR (A)	74,822	9,187
Seagate Technology PLC	77,003	5,910
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,493	5,026

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visa Inc, Cl A	139,382	$29,511
Vishay Intertechnology Inc	103,407	2,490
Vontier *	149,101	4,513
Xerox Holdings Corp	45,344	1,101

		502,597

Materials — 5.1%
Air Products and Chemicals Inc	83,457	23,480
Alcoa Corp *	73,185	2,378
AptarGroup Inc	27,402	3,882
Arconic Corp *	40,024	1,016
Avery Dennison Corp	51,029	9,371
Berry Global Group Inc *	7,848	482
Cabot Corp	16,587	870
Celanese Corp, Cl A	13,460	2,016
Corteva Inc	103,970	4,847
Crown Holdings Inc	30,432	2,953
DuPont de Nemours Inc	38,689	2,990
Eastman Chemical Co	64,275	7,078
Ecolab Inc	15,955	3,415
FMC Corp	20,475	2,265
Freeport-McMoRan Inc, Cl B	331,595	10,919
Huntsman Corp	207,685	5,988
International Flavors & Fragrances Inc	41,492	5,793
Linde PLC	25,078	7,025
LyondellBasell Industries NV, Cl A	14,567	1,516
Newmont Corp	35,191	2,121
O-I Glass Inc, Cl I	33,499	494
Reliance Steel & Aluminum Co	17,345	2,641
Sherwin-Williams Co/The, Cl A	6,519	4,811
Steel Dynamics Inc	16,498	837
Valvoline Inc	17,799	464
Westrock Co	24,453	1,273

		110,925

Real Estate — 1.6%
American Tower Corp, Cl A ‡	43,396	10,374
Crown Castle International Corp ‡	74,706	12,859
Diversified Healthcare Trust ‡	99,612	476
Gaming and Leisure Properties Inc ‡	54,974	2,333
Host Hotels & Resorts Inc ‡	160,809	2,710
Omega Healthcare Investors Inc ‡	42,759	1,566
Ryman Hospitality Properties Inc *‡	37,035	2,871
Service Properties Trust ‡	41,010	486
VEREIT Inc ‡	45,971	1,775

		35,450

Utilities — 2.5%
DTE Energy Co	3,221	429
Exelon Corp	121,388	5,310
FirstEnergy Corp	121,131	4,202
MDU Resources Group Inc	97,537	3,083
NextEra Energy Inc	242,617	18,344
NiSource Inc	262,936	6,340

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	98,598	$3,720
PPL Corp	205,378	5,923
UGI Corp	157,161	6,445
Vistra Corp	68,276	1,207

		55,003

Total Common Stock (Cost $1,277,765) ($ Thousands)		2,171,889

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.020% **†(B)	12,248,552	12,257

Total Affiliated Partnership (Cost $12,248) ($ Thousands)		12,257

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	16,343,657	$16,344

Total Cash Equivalent (Cost $16,344) ($ Thousands)		16,344

Total Investments in Securities — 100.5% (Cost $1,306,357) ($ Thousands)		$2,200,490

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	52	Jun-2021	$10,088	$10,315	$227
S&P Mid Cap 400 Index E-MINI	3	Jun-2021	753	782	29

			$10,841	$11,097	$256

Percentages are based on Net Assets of $2,188,929 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $12,142 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $12,257 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,171,889	–	–	2,171,889
Affiliated Partnership	–	12,257	–	12,257
Cash Equivalent	16,344	–	–	16,344

Total Investments in Securities	2,188,233	12,257	–	2,200,490

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	256	–	–	256

Total Other Financial Instruments	256	–	–	256

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 14,838	$ 63,598	$ (66,179)	$ 1	$(1)	$ 12,257	12,248,552	$ 119	$—
SEI Daily Income Trust, Government Fund, Cl F	15,549	291,087	(290,292)	—	—	16,344	16,343,657	1	—

Totals	$ 30,387	$ 354,685	$ (356,471)	$ 1	$(1)	$ 28,601		$ 120	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 6.3%
AT&T Inc	1,031,235	$31,215
BCE Inc	309,291	13,962
Comcast Corp, Cl A	189,923	10,277
Facebook Inc, Cl A *	12,932	3,809
Fox Corp	114,572	4,137
Omnicom Group Inc	123,622	9,167
TEGNA Inc	136,100	2,563
T-Mobile US Inc *	8,767	1,098
Verizon Communications Inc	272,309	15,835
ViacomCBS Inc, Cl B	30,558	1,378

		93,441

Consumer Discretionary — 9.4%
Best Buy Co Inc	69,596	7,990
BorgWarner Inc	58,394	2,707
Carnival Corp *	89,490	2,375
Dick’s Sporting Goods Inc	37,284	2,839
Dillard’s Inc, Cl A (A)	13,889	1,341
DR Horton Inc	13,719	1,223
eBay Inc	129,985	7,960
Foot Locker Inc, Cl A	43,157	2,428
Ford Motor Co *	192,027	2,352
General Motors Co	332,988	19,133
Genuine Parts Co	148,224	17,133
Goodyear Tire & Rubber Co/The	72,101	1,267
Kohl’s Corp	14,871	887
Lear Corp	22,934	4,157
Lowe’s Cos Inc	64,249	12,219
Magna International Inc, Cl A	28,988	2,552
PulteGroup Inc	218,605	11,464
Target Corp, Cl A	155,139	30,728
Thor Industries Inc	16,327	2,200
Ulta Beauty Inc *	7,594	2,348
Whirlpool Corp	15,655	3,450
Williams-Sonoma Inc	1,709	306

		139,059

Consumer Staples — 8.3%
Altria Group Inc	174,494	8,927
Conagra Brands Inc	42,670	1,604
Diageo PLC ADR	37,203	6,109
General Mills Inc	12,302	754
Ingredion Inc	76,832	6,909
J M Smucker Co/The	17,876	2,262
Kimberly-Clark Corp	86,011	11,960
Kraft Heinz Co/The	56,221	2,249
Kroger Co/The	465,551	16,755
Molson Coors Beverage Co, Cl B	119,484	6,112
Philip Morris International Inc	184,254	16,351
Pilgrim’s Pride Corp *	28,357	675
Procter & Gamble Co/The	32,433	4,392
TreeHouse Foods Inc *	51,000	2,664

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	147,236	$10,940
Unilever PLC ADR	172,247	9,616
Walgreens Boots Alliance Inc	222,619	12,222
Walmart Inc	24,817	3,371

		123,872

Energy — 4.9%
BP PLC ADR	124,070	3,021
Canadian Natural Resources Ltd	133,180	4,111
Chevron Corp	193,503	20,277
ConocoPhillips	304,568	16,133
Devon Energy Corp	91,094	1,990
Exxon Mobil Corp	220,170	12,292
HollyFrontier Corp	71,368	2,554
Marathon Petroleum Corp	82,495	4,413
Phillips 66	48,225	3,932
Valero Energy Corp	60,065	4,301

		73,024

Financials — 21.1%
Aflac Inc	88,114	4,510
Allstate Corp/The	34,766	3,995
Ameriprise Financial Inc	29,427	6,840
Annaly Capital Management Inc ‡	586,787	5,046
Assured Guaranty Ltd	17,298	731
Banco Santander SA ADR (A)	752,254	2,580
Bank of America Corp	893,848	34,583
Bank of New York Mellon Corp/The	201,580	9,533
Berkshire Hathaway Inc, Cl B *	47,122	12,038
Capital One Financial Corp	28,002	3,563
Chubb Ltd	94,141	14,871
Citigroup Inc	538,848	39,201
Citizens Financial Group Inc	108,391	4,786
Comerica Inc	47,951	3,440
Discover Financial Services	41,455	3,938
Essent Group Ltd	27,172	1,290
Everest Re Group Ltd	4,347	1,077
Fifth Third Bancorp	113,014	4,232
Goldman Sachs Group Inc/The	7,938	2,596
Hartford Financial Services Group Inc/The	38,984	2,604
JPMorgan Chase & Co	201,397	30,659
KeyCorp	125,944	2,516
KKR & Co Inc	13,032	637
Lincoln National Corp	28,550	1,778
MetLife Inc	83,296	5,064
Morgan Stanley	308,898	23,989
PNC Financial Services Group Inc/The	12,343	2,165
Popular Inc	58,412	4,108
Principal Financial Group Inc, Cl A	11,962	717
Prudential Financial Inc	60,510	5,513
Radian Group Inc	35,327	821
Regions Financial Corp	201,984	4,173
SLM Corp	315,938	5,677

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	47,517	$3,992
Synchrony Financial	70,757	2,877
T Rowe Price Group Inc	19,842	3,405
Travelers Cos Inc/The	50,275	7,561
Truist Financial Corp	211,571	12,339
Two Harbors Investment Corp ‡	367,148	2,691
Unum Group	45,942	1,279
Voya Financial Inc	105,231	6,697
Wells Fargo & Co	468,761	18,314
Zions Bancorp NA	94,921	5,217

		313,643

Health Care — 12.7%
AbbVie Inc	26,186	2,834
Alexion Pharmaceuticals Inc *	44,947	6,873
AmerisourceBergen Corp, Cl A	8,939	1,055
Amgen Inc, Cl A	12,386	3,082
AstraZeneca PLC ADR (A)	36,355	1,807
Biogen Inc *	8,893	2,488
Bristol-Myers Squibb Co	115,806	7,311
Cardinal Health Inc	93,629	5,688
CVS Health Corp	142,061	10,687
DaVita Inc *	16,172	1,743
Eli Lilly and Co	45,192	8,443
Gilead Sciences Inc	75,142	4,856
GlaxoSmithKline PLC ADR	7,695	275
HCA Healthcare Inc	32,455	6,112
Hill-Rom Holdings Inc	16,736	1,849
Jazz Pharmaceuticals PLC *	40,356	6,633
Johnson & Johnson	182,385	29,975
McKesson Corp	40,482	7,896
Medtronic PLC	131,252	15,505
Merck & Co Inc	251,611	19,397
Novartis AG ADR	152,220	13,012
Pfizer Inc	736,707	26,691
Regeneron Pharmaceuticals Inc *	4,169	1,972
Viatris Inc, Cl W *	153,211	2,140

		188,324

Industrials — 10.9%
3M Co	61,376	11,826
AerCap Holdings NV *	59,010	3,466
AGCO Corp	40,664	5,841
Allison Transmission Holdings Inc	68,559	2,799
American Airlines Group Inc	41,207	985
Chart Industries Inc *	16,579	2,360
Cummins Inc	48,600	12,593
Delta Air Lines Inc, Cl A *	55,046	2,658
FedEx Corp	27,070	7,689
General Dynamics Corp	72,384	13,142
Huntington Ingalls Industries Inc, Cl A	15,906	3,274
Johnson Controls International PLC	410,921	24,520
ManpowerGroup Inc	49,980	4,943

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MasTec Inc *	25,526	$2,392
Oshkosh Corp	17,457	2,072
Owens Corning	23,991	2,209
PACCAR Inc	26,231	2,438
Raytheon Technologies Corp	209,293	16,172
Siemens AG ADR	197,944	16,290
Snap-on Inc	7,270	1,677
Spirit AeroSystems Holdings Inc, Cl A	29,657	1,443
Textron Inc	90,821	5,093
Timken Co/The	50,058	4,063
United Airlines Holdings Inc *	38,723	2,228
United Parcel Service Inc, Cl B	52,185	8,871

		161,044

Information Technology — 10.8%
Amdocs Ltd	68,616	4,813
Applied Materials Inc	59,039	7,888
Arista Networks Inc *	18,061	5,452
Arrow Electronics Inc, Cl A *	43,920	4,867
Broadcom Inc	20,633	9,567
Cisco Systems Inc/Delaware	395,800	20,467
Cognizant Technology Solutions Corp, Cl A	96,344	7,526
Corning Inc, Cl B	34,418	1,498
DXC Technology Co	12,557	393
Hewlett Packard Enterprise Co	260,289	4,097
HP Inc	417,991	13,271
Intel Corp	547,523	35,041
International Business Machines Corp	35,900	4,784
Jabil Inc	51,212	2,671
Juniper Networks Inc	68,862	1,744
Lam Research Corp	6,409	3,815
Marvell Technology Group Ltd	69,040	3,382
Micron Technology Inc *	60,094	5,301
Microsoft Corp	40,412	9,528
Oracle Corp, Cl B	94,361	6,621
Seagate Technology PLC	48,818	3,747
Vishay Intertechnology Inc	27,120	653
Vontier *	34,338	1,039
Xerox Holdings Corp	98,464	2,390

		160,555

Materials — 5.7%
Alcoa Corp *	56,337	1,830
Berry Global Group Inc *	21,032	1,291
Cabot Corp	38,287	2,008
Celanese Corp, Cl A	41,523	6,221
Corteva Inc	111,617	5,204
Crown Holdings Inc	50,076	4,859
Dow Inc	153,907	9,841
DuPont de Nemours Inc	42,979	3,321
Eastman Chemical Co	89,995	9,910
Huntsman Corp	239,010	6,891
International Paper Co	111,708	6,040

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	37,839	$3,937
Newmont Corp	65,781	3,965
O-I Glass Inc, Cl I	82,301	1,213
PPG Industries Inc	18,929	2,844
Reliance Steel & Aluminum Co	38,172	5,813
Steel Dynamics Inc	124,165	6,303
Westrock Co	60,481	3,148

		84,639

Real Estate — 3.9%
Equity Commonwealth ‡	209,586	5,826
Gaming and Leisure Properties Inc ‡	118,762	5,039
Healthpeak Properties Inc ‡	444,186	14,098
Host Hotels & Resorts Inc ‡	244,702	4,123
Omega Healthcare Investors Inc ‡	131,477	4,816
Ryman Hospitality Properties Inc *‡	47,407	3,675
VEREIT Inc ‡	142,676	5,510
Welltower Inc ‡	203,902	14,606

		57,693

Utilities — 5.1%
Duke Energy Corp	105,867	10,219
Exelon Corp	235,793	10,314
FirstEnergy Corp	75,184	2,608
MDU Resources Group Inc	174,542	5,517
NextEra Energy Inc	282,830	21,385
NiSource Inc	260,251	6,275
NRG Energy Inc	67,689	2,554

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPL Corp	248,841	$7,176
UGI Corp	123,838	5,079
Vistra Corp	261,235	4,619

		75,746

Total Common Stock (Cost $996,114) ($ Thousands)		1,471,040

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.020% **†(B)	3,609,859	3,608

Total Affiliated Partnership (Cost $3,610) ($ Thousands)		3,608

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	11,548,070	11,548

Total Cash Equivalent (Cost $11,548) ($ Thousands)		11,548

Total Investments in Securities — 100.1% (Cost $1,011,272) ($ Thousands)		$1,486,196

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

S&P 500 Index E-MINI	17	Jun-2021	$3,370	$3,372	$2

S&P Mid Cap 400 Index E-MINI	24	Jun-2021	3,669	3,647	(22)

			$7,039	$7,019	$(20)

Percentages are based on Net Assets of $1,484,847 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 10). The total market value of securities on loan at March 31, 2021 was $3,564 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $3,608 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Value Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,471,040	–	–	1,471,040
Affiliated Partnership	–	3,608	–	3,608
Cash Equivalent	11,548	–	–	11,548

Total Investments in Securities	1,482,588	3,608	–	1,486,196

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(22)	–	–	(22)

Total Other Financial Instruments	(20)	–	–	(20)

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains

SEI Liquidity Fund, L.P.	$ 2,813	$ 71,639	$(70,842)	$(3)	$ 1	$ 3,608	3,609,859	$ 64	$—
SEI Daily Income Trust, Government Fund, Cl F	13,611	156,481	(158,544)	—	—	11,548	11,548,070	1	—

Totals	$ 16,424	$ 228,120	$(229,386)	$(3)	$ 1	$ 15,156		$ 65	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 10.6%
Alphabet Inc, Cl A *	17,794	$36,700
Alphabet Inc, Cl C *	20,104	41,588
Facebook Inc, Cl A *	164,387	48,417
IAC/InterActiveCorp *	961	208
Live Nation Entertainment Inc *	17,230	1,459
Netflix Inc *	18,476	9,638
Pinterest Inc, Cl A *	215,363	15,943
Sea Ltd ADR *	40,280	8,992
Snap Inc, Cl A *	13,094	685
T-Mobile US Inc *	112,916	14,147

		177,777

Consumer Discretionary — 16.0%
Amazon.com Inc, Cl A *	32,535	100,666
AutoZone Inc *	13,698	19,236
Best Buy Co Inc	2,740	315
Booking Holdings Inc *	780	1,817
BRP Inc	3,975	345
Carvana Co, Cl A *	16,875	4,428
DraftKings Inc, Cl A *	161,450	9,902
eBay Inc	15,358	940
Etsy Inc *	39,429	7,952
Home Depot Inc/The	19,439	5,934
L Brands Inc *	30,675	1,898
Las Vegas Sands Corp	64,528	3,921
Lennar Corp, Cl A	111,324	11,269
Lithia Motors Inc, Cl A	24,824	9,684
Lowe’s Cos Inc	92,133	17,522
Lululemon Athletica Inc *	26,188	8,032
MercadoLibre Inc *	3,054	4,496
MGM Resorts International	108,340	4,116
NIKE Inc, Cl B	120,711	16,041
Qurate Retail Inc	27,626	325
Starbucks Corp	107,298	11,724
Target Corp, Cl A	1,780	352
Tesla Inc *	21,380	14,280
TJX Cos Inc/The	201,293	13,316

		268,511

Consumer Staples — 4.4%
Altria Group Inc	6,255	320
Casey’s General Stores Inc	15,234	3,293
Colgate-Palmolive Co	149,613	11,794
Estee Lauder Cos Inc/The, Cl A	2,523	734
Herbalife Nutrition Ltd *	15,577	691
Kroger Co/The	73,169	2,633
Monster Beverage Corp *	43,268	3,941
Nu Skin Enterprises Inc, Cl A	38,652	2,044
PepsiCo Inc	141,079	19,956
Philip Morris International Inc	3,946	350
Procter & Gamble Co/The	76,352	10,340
Spectrum Brands Holdings Inc	3,902	332

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sprouts Farmers Market Inc *	119,965	$3,194
US Foods Holding Corp *	359,174	13,692

		73,314

Financials — 4.8%
BlackRock Inc	1,854	1,398
CME Group Inc	73,886	15,090
FactSet Research Systems Inc	19,720	6,085
Moody’s Corp	62,893	18,780
Morgan Stanley	35,523	2,759
MSCI Inc, Cl A	34,458	14,448
S&P Global Inc	34,598	12,209
Signature Bank/New York NY, Cl B	13,775	3,114
T Rowe Price Group Inc	10,621	1,823
US Bancorp	74,835	4,139

		79,845

Health Care — 13.6%
Abbott Laboratories	77,879	9,333
ABIOMED Inc *	963	307
Alexion Pharmaceuticals Inc *	2,061	315
Align Technology Inc *	28,573	15,473
Becton Dickinson and Co	54,004	13,131
Biogen Inc *	1,684	471
Catalent Inc *	128,727	13,556
Cerner Corp	4,215	303
Danaher Corp, Cl A	99,177	22,323
DaVita Inc *	33,651	3,627
Dexcom Inc *	20,881	7,504
Edwards Lifesciences Corp, Cl A *	3,737	313
Guardant Health Inc *	43,934	6,707
Horizon Therapeutics PLC *	41,225	3,794
Humana Inc	744	312
IDEXX Laboratories Inc *	2,852	1,396
Jazz Pharmaceuticals PLC *	16,065	2,641
Johnson & Johnson	88,580	14,558
McKesson Corp	6,620	1,291
Medtronic PLC	97,677	11,539
Mettler-Toledo International Inc *	11,817	13,657
Moderna Inc *	6,674	874
Neurocrine Biosciences Inc *	18,964	1,844
Regeneron Pharmaceuticals Inc *	683	323
Stryker Corp	46,129	11,236
Teladoc Health Inc *(A)	38,423	6,983
Teleflex Inc	23,534	9,777
UnitedHealth Group Inc	117,712	43,797
Veeva Systems Inc, Cl A *	7,738	2,021
Vertex Pharmaceuticals Inc *	32,954	7,082
Waters Corp *	1,346	383

		226,871

Industrials — 6.2%
AMETEK Inc	2,713	346
Boeing Co/The *	10,439	2,659

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carrier Global Corp	325,100	$13,726
Cintas Corp	17,860	6,096
CoStar Group Inc *	1,960	1,611
Deere & Co	7,483	2,800
Eaton Corp PLC	19,552	2,704
Graco Inc	135,851	9,730
GrafTech International Ltd	49,249	602
Lockheed Martin Corp	21,360	7,892
Middleby Corp/The *	73,090	12,115
Nordson Corp	1,545	307
Otis Worldwide Corp	102,317	7,004
Rockwell Automation Inc	1,392	369
Tetra Tech Inc	4,705	639
Trane Technologies PLC	45,424	7,520
TransDigm Group Inc *	18,030	10,600
Uber Technologies Inc *	91,587	4,992
Union Pacific Corp	54,750	12,067

		103,779

Information Technology — 40.4%
Adobe Inc *	81,146	38,574
Advanced Micro Devices Inc *	120,554	9,463
Analog Devices Inc	90,226	13,992
Apple Inc	978,177	119,484
Applied Materials Inc	341,024	45,561
Autodesk Inc, Cl A *	1,172	325
Broadcom Inc	31,941	14,810
Cadence Design Systems Inc *	23,763	3,255
Ceridian HCM Holding Inc *	40,625	3,423
Cloudflare Inc, Cl A *	4,382	308
Crowdstrike Holdings Inc, Cl A *	23,830	4,349
Dropbox Inc, Cl A *	17,033	454
EPAM Systems Inc *	18,381	7,292
Fiserv Inc, Cl A *	95,993	11,427
Five9 Inc *	20,059	3,136
Fortinet Inc *	11,266	2,078
HP Inc	77,023	2,446
Intuit Inc	51,247	19,631
KLA Corp	7,571	2,501
Lam Research Corp	3,874	2,306
Manhattan Associates Inc *	3,132	368
Mastercard Inc, Cl A	93,573	33,317
Microsoft Corp	625,099	147,380
Monolithic Power Systems Inc	3,297	1,164
NetApp Inc	5,151	374
NVIDIA Corp	36,311	19,387
NXP Semiconductors NV	56,823	11,441
ON Semiconductor Corp *	11,870	494

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle Corp, Cl B	206,020	$14,456
Paycom Software Inc *	17,434	6,452
PayPal Holdings Inc *	148,411	36,040
Qorvo Inc *	26,941	4,922
QUALCOMM Inc	85,084	11,281
RingCentral Inc, Cl A *	13,839	4,122
salesforce.com *	80,307	17,015
ServiceNow Inc *	22,029	11,017
Skyworks Solutions Inc	1,786	328
Taiwan Semiconductor Manufacturing Co Ltd ADR	61,462	7,270
Trade Desk Inc/The, Cl A *	3,945	2,571
Ubiquiti Inc	1,203	359
VeriSign Inc *	2,134	424
Visa Inc, Cl A	191,735	40,596

		675,593

Materials — 2.7%
Ecolab Inc	12,684	2,716
Freeport-McMoRan Inc, Cl B	267,879	8,821
Linde PLC	29,987	8,400
Mosaic Co/The	76,656	2,423
Sherwin-Williams Co/The, Cl A	30,486	22,499

		44,859

Total Common Stock (Cost $763,459) ($ Thousands)		1,650,549

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.020% **†(B)	6,774,096	6,775

Total Affiliated Partnership (Cost $6,776) ($ Thousands)		6,775

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	22,100,043	22,100

Total Cash Equivalent (Cost $22,100) ($ Thousands)		22,100

Total Investments in Securities — 100.4%
(Cost $792,335) ($ Thousands)		$1,679,424

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Growth Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	50	Jun-2021	$16,907	$17,060	$153

Percentages are based on Net Assets of $1,673,016 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $6,907 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $6,775 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,650,549	–	–	1,650,549
Affiliated Partnership	–	6,775	–	6,775
Cash Equivalent	22,100	–	–	22,100

Total Investments in Securities	1,672,649	6,775	–	1,679,424

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	153	–	–	153

Total Other Financial Instruments	153	–	–	153

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 9,033	$41,187	$(43,448)	$1	$2	$ 6,775	6,774,096	$4	$—
SEI Daily Income Trust, Government Fund, Cl F	15,424	140,368	(133,692)	—	—	22,100	22,100,043	1	—

Totals	$ 24,457	$181,555	$(177,140)	$1	$2	$ 28,875		$5	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.2%

Communication Services — 10.4%
Activision Blizzard Inc	18,408	$1,712
Alphabet Inc, Cl A *	7,220	14,891
Alphabet Inc, Cl C *	6,994	14,468
Altice USA Inc, Cl A *	5,400	176
AT&T Inc	172,090	5,209
Cable One Inc	123	225
Charter Communications Inc, Cl A *	3,410	2,104
Comcast Corp, Cl A	109,467	5,923
Discovery Inc, Cl A *	3,600	157
Discovery Inc, Cl C *	7,517	277
DISH Network Corp, Cl A *	6,011	218
Electronic Arts Inc	6,869	930
Facebook Inc, Cl A *	58,043	17,095
Fox Corp	12,031	430
IAC/InterActiveCorp *	1,820	394
Interpublic Group of Cos Inc/The	9,500	277
John Wiley & Sons Inc, Cl A	900	49
Liberty Broadband Corp, Cl A *	600	87
Liberty Broadband Corp, Cl C *	3,863	580
Liberty Media Corp-Liberty Formula One, Cl A *	500	19
Liberty Media Corp-Liberty Formula One, Cl C *	4,900	212
Liberty Media Corp-Liberty SiriusXM *	5,998	264
Lions Gate Entertainment Corp, Cl A *	1,300	19
Lions Gate Entertainment Corp, Cl B *	3,000	39
Live Nation Entertainment Inc *	3,490	295
Lumen Technologies Inc	26,195	350
Madison Square Garden Entertainment Corp *	407	33
Madison Square Garden Sports Corp *	407	73
Match Group Inc *	5,337	733
Netflix Inc *	10,235	5,339
New York Times Co/The, Cl A	3,900	197
News Corp, Cl A	9,500	242
News Corp, Cl B	3,200	75
Nexstar Media Group Inc, Cl A	1,000	140
Omnicom Group Inc	5,026	373
Pinterest Inc, Cl A *	9,600	711
Playtika Holding Corp *	1,800	49
Roku Inc, Cl A *	2,600	847
Sirius XM Holdings Inc	27,818	169
Spotify Technology SA *	3,260	874
Take-Two Interactive Software Inc, Cl A *	2,787	493
Telephone and Data Systems Inc	2,700	62
T-Mobile US Inc *	13,259	1,661
TripAdvisor Inc *	2,400	129
Twitter Inc *	18,680	1,189
United States Cellular Corp *	345	13
Verizon Communications Inc	99,949	5,812
ViacomCBS Inc	219	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ViacomCBS Inc, Cl B	13,592	$613
Walt Disney Co/The	43,632	8,051
World Wrestling Entertainment Inc, Cl A	1,200	65
Zillow Group Inc, Cl A *	1,400	184
Zillow Group Inc, Cl C *	3,500	454
Zynga Inc, Cl A *	21,500	220
		95,211
Consumer Discretionary — 12.0%
Advance Auto Parts Inc	1,575	289
Amazon.com Inc, Cl A *	10,233	31,662
Aptiv PLC *	6,414	884
Aramark	5,291	200
AutoNation Inc *	1,300	121
AutoZone Inc *	574	806
Best Buy Co Inc	5,480	629
Booking Holdings Inc *	980	2,283
BorgWarner Inc	5,900	274
Bright Horizons Family Solutions Inc *	1,400	240
Brunswick Corp/DE	1,900	181
Burlington Stores Inc *	1,553	464
Capri Holdings Ltd *	3,500	179
CarMax Inc *	3,900	517
Carnival Corp *	14,527	386
Carter’s Inc	1,000	89
Carvana Co, Cl A *	1,400	367
Chegg Inc *	3,200	274
Chipotle Mexican Grill Inc, Cl A *	662	941
Choice Hotels International Inc	828	89
Columbia Sportswear Co	700	74
Darden Restaurants Inc	3,133	445
Dick’s Sporting Goods Inc	1,592	121
Dollar General Corp	5,996	1,215
Dollar Tree Inc *	5,618	643
Domino’s Pizza Inc	971	357
DR Horton Inc	7,974	711
eBay Inc	15,706	962
Etsy Inc *	2,900	585
Expedia Group Inc	3,343	575
Extended Stay America Inc	4,400	87
Five Below Inc *	1,283	245
Floor & Decor Holdings Inc, Cl A *	2,200	210
Foot Locker Inc, Cl A	2,500	141
Ford Motor Co *	94,085	1,153
frontdoor Inc *	2,094	113
Gap Inc/The	4,400	131
Garmin Ltd	3,600	475
General Motors Co	30,191	1,735
Gentex Corp	6,035	215
Genuine Parts Co	3,376	390
Graham Holdings Co, Cl B	78	44
Grand Canyon Education Inc *	1,100	118
Grubhub Inc *	2,100	126

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	4,500	$98
Hanesbrands Inc	8,600	169
Harley-Davidson Inc, Cl A	3,800	152
Hasbro Inc	3,002	289
Hilton Worldwide Holdings Inc *	6,537	790
Home Depot Inc/The	25,982	7,931
Hyatt Hotels Corp, Cl A	894	74
Kohl’s Corp	3,825	228
L Brands Inc *	5,600	346
Las Vegas Sands Corp	7,946	483
Lear Corp	1,450	263
Leggett & Platt Inc	3,100	142
Lennar Corp, Cl A	6,528	661
Lennar Corp, Cl B	450	37
Leslie’s Inc *	2,000	49
LKQ Corp *	7,289	309
Lowe’s Cos Inc	17,759	3,377
Lululemon Athletica Inc *	2,730	837
Marriott International Inc/MD, Cl A	6,455	956
Mattel Inc *	8,100	161
McDonald’s Corp	17,942	4,022
MGM Resorts International	11,353	431
Mohawk Industries Inc *	1,359	261
Newell Brands Inc, Cl B	8,970	240
NIKE Inc, Cl B	29,943	3,979
Nordstrom Inc *	2,700	102
Norwegian Cruise Line Holdings Ltd *	8,677	239
NVR Inc *	84	396
Ollie’s Bargain Outlet Holdings Inc *	1,400	122
O’Reilly Automotive Inc *	1,685	855
Peloton Interactive Inc, Cl A *	6,100	686
Penske Automotive Group Inc, Cl A	800	64
Petco Health & Wellness Co Inc, Cl A *	1,300	29
Planet Fitness Inc, Cl A *	2,000	155
Polaris Inc	1,431	191
Pool Corp	896	309
PulteGroup Inc	6,300	330
PVH Corp	1,649	174
Qurate Retail Inc	9,165	108
Ralph Lauren Corp, Cl A	1,136	140
Ross Stores Inc	8,444	1,013
Royal Caribbean Cruises Ltd	4,723	404
Service Corp International/US	4,100	209
Six Flags Entertainment Corp	1,900	88
Skechers USA Inc, Cl A *	3,032	126
Starbucks Corp	28,162	3,077
Tapestry Inc *	6,708	276
Target Corp, Cl A	12,069	2,390
Tempur Sealy International Inc	4,700	172
Terminix Global Holdings Inc *	3,200	153
Tesla Inc *	18,475	12,340
Thor Industries Inc	1,300	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TJX Cos Inc/The	28,944	$1,915
Toll Brothers Inc	2,800	159
Tractor Supply Co	2,800	496
Travel + Leisure Co	2,063	126
Ulta Beauty Inc *	1,281	396
Under Armour Inc, Cl A *	4,715	105
Under Armour Inc, Cl C *	5,100	94
Vail Resorts Inc	970	283
VF Corp	7,757	620
Vroom Inc *	2,500	97
Wayfair Inc, Cl A *	1,675	527
Wendy’s Co/The	4,300	87
Whirlpool Corp	1,538	339
Williams-Sonoma Inc	1,900	340
Wyndham Hotels & Resorts Inc	2,163	151
Wynn Resorts Ltd	2,515	315
Yum China Holdings Inc	9,585	568
Yum! Brands Inc	7,209	780

		109,752
Consumer Staples — 5.8%
Albertsons Cos Inc (A)	3,700	70
Altria Group Inc	44,850	2,295
Archer-Daniels-Midland Co	13,271	756
Beyond Meat Inc *	1,200	156
Boston Beer Co Inc/The, Cl A *	210	253
Brown-Forman Corp, Cl A	1,040	66
Brown-Forman Corp, Cl B	4,422	305
Bunge Ltd	3,300	262
Campbell Soup Co	4,600	231
Casey’s General Stores Inc	896	194
Church & Dwight Co Inc	5,910	516
Clorox Co/The	3,071	592
Coca-Cola Co/The	93,238	4,915
Colgate-Palmolive Co	20,279	1,599
Conagra Brands Inc	11,749	442
Constellation Brands Inc, Cl A	3,920	894
Costco Wholesale Corp	10,675	3,763
Coty Inc, Cl A	7,739	70
Energizer Holdings Inc	1,600	76
Estee Lauder Cos Inc/The, Cl A	5,475	1,592
Flowers Foods Inc	4,900	117
General Mills Inc	14,543	892
Grocery Outlet Holding Corp *	1,700	63
Hain Celestial Group Inc/The *	2,100	92
Herbalife Nutrition Ltd *	2,274	101
Hershey Co/The	3,510	555
Hormel Foods Corp	6,737	322
Ingredion Inc	1,610	145
J M Smucker Co/The	2,654	336
Kellogg Co	6,085	385
Keurig Dr Pepper Inc	16,685	573
Kimberly-Clark Corp	8,226	1,144

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraft Heinz Co/The	15,649	$626
Kroger Co/The	18,388	662
Lamb Weston Holdings Inc	3,500	271
McCormick & Co Inc/MD	5,982	533
Molson Coors Beverage Co, Cl B	4,395	225
Mondelez International Inc, Cl A	33,825	1,980
Monster Beverage Corp *	8,877	809
Nu Skin Enterprises Inc, Cl A	1,200	63
PepsiCo Inc	33,514	4,740
Philip Morris International Inc	37,537	3,331
Pilgrim’s Pride Corp *	1,300	31
Post Holdings Inc *	1,507	159
Procter & Gamble Co/The	58,808	7,964
Reynolds Consumer Products Inc	1,200	36
Seaboard Corp	4	15
Spectrum Brands Holdings Inc	957	81
Sprouts Farmers Market Inc *	3,100	82
Sysco Corp, Cl A	11,663	918
TreeHouse Foods Inc *	1,400	73
Tyson Foods Inc, Cl A	6,971	518
US Foods Holding Corp *	5,197	198
Walgreens Boots Alliance Inc	17,341	952
Walmart Inc	33,664	4,573

		52,612
Energy — 2.6%
Antero Midstream Corp	6,300	57
APA	9,200	165
Baker Hughes Co, Cl A	15,602	337
Cabot Oil & Gas Corp	9,200	173
Cheniere Energy Inc *	5,573	401
Chevron Corp	46,503	4,873
Cimarex Energy Co	2,544	151
ConocoPhillips	32,806	1,738
Continental Resources Inc/OK, Cl A	1,800	47
Devon Energy Corp	14,361	314
Diamondback Energy Inc, Cl A	4,029	296
EOG Resources Inc	14,015	1,016
EQT Corp *	6,967	129
Equitrans Midstream Corp	9,660	79
Exxon Mobil Corp	102,066	5,698
Halliburton Co	21,145	454
Helmerich & Payne Inc	2,623	71
Hess Corp	6,600	467
HollyFrontier Corp	3,400	122
Kinder Morgan Inc	46,534	775
Marathon Oil Corp	19,492	208
Marathon Petroleum Corp	15,512	830
Murphy Oil Corp	3,600	59
NOV Inc	9,100	125
Occidental Petroleum Corp	20,223	538
ONEOK Inc	10,761	545
Phillips 66	10,462	853

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	4,875	$774
Schlumberger NV, Cl A	33,273	905
Targa Resources Corp	5,300	168
Valero Energy Corp	9,722	696
Williams Cos Inc/The	28,973	686

		23,750
Financials — 11.3%
Affiliated Managers Group Inc	1,033	154
Aflac Inc	16,633	851
AGNC Investment Corp ‡	13,328	223
Alleghany Corp *	326	204
Allstate Corp/The	7,323	841
Ally Financial Inc	9,058	409
American Express Co	15,781	2,232
American Financial Group Inc/OH	1,743	199
American International Group Inc	20,803	961
American National Group Inc	124	13
Ameriprise Financial Inc	2,832	658
Annaly Capital Management Inc ‡	33,974	292
Aon PLC, Cl A	5,525	1,271
Apollo Global Management Inc, Cl A	4,100	193
Arch Capital Group Ltd *	9,589	368
Ares Management Corp, Cl A	2,400	134
Arthur J Gallagher & Co	4,566	570
Associated Banc-Corp	3,500	75
Assurant Inc	1,400	198
Assured Guaranty Ltd	1,700	72
Athene Holding Ltd, Cl A *	2,800	141
Axis Capital Holdings Ltd	2,023	100
Bank of America Corp	186,741	7,225
Bank of Hawaii Corp	948	85
Bank of New York Mellon Corp/The	19,385	917
Bank OZK	3,000	123
Berkshire Hathaway Inc, Cl B *	45,472	11,617
BlackRock Inc	3,571	2,692
BOK Financial Corp	800	71
Brighthouse Financial Inc *	2,100	93
Brown & Brown Inc	5,700	261
Capital One Financial Corp	10,878	1,384
Carlyle Group Inc/The	2,900	107
Cboe Global Markets Inc	2,600	257
Charles Schwab Corp/The	33,216	2,165
Chubb Ltd	10,957	1,731
Cincinnati Financial Corp	3,600	371
Citigroup Inc	50,185	3,651
Citizens Financial Group Inc	10,259	453
CME Group Inc	8,556	1,747
CNA Financial Corp	852	38
Comerica Inc	3,353	241
Commerce Bancshares Inc/MO	2,443	187
Credit Acceptance Corp, Cl A *	217	78
Cullen/Frost Bankers Inc	1,414	154

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Discover Financial Services	7,320	$695
East West Bancorp Inc	3,400	251
Equitable Holdings Inc	9,800	320
Erie Indemnity Co, Cl A	600	133
Evercore Inc, Cl A	983	129
Everest Re Group Ltd	1,009	250
FactSet Research Systems Inc	898	277
Fidelity National Financial Inc	6,710	273
Fifth Third Bancorp	17,000	637
First American Financial Corp	2,700	153
First Citizens BancShares Inc/NC, Cl A	149	124
First Hawaiian Inc	3,200	88
First Horizon Corp	13,400	227
First Republic Bank/CA	4,153	692
FNB Corp/PA	8,200	104
Franklin Resources Inc	6,700	198
Globe Life Inc	2,501	242
GoHealth Inc, Cl A *	900	10
Goldman Sachs Group Inc/The	7,965	2,605
Hanover Insurance Group Inc/The, Cl A	889	115
Hartford Financial Services Group Inc/The	8,559	572
Huntington Bancshares Inc/OH	24,377	383
Interactive Brokers Group Inc, Cl A	1,821	133
Intercontinental Exchange Inc	13,412	1,498
Invesco Ltd	8,857	223
Jefferies Financial Group Inc	5,400	162
JPMorgan Chase & Co	73,100	11,128
Kemper Corp, Cl A	1,555	124
KeyCorp	23,488	469
KKR & Co Inc	13,000	635
Lazard Ltd, Cl A (B)	2,500	109
Lemonade Inc *	800	74
LendingTree Inc *	300	64
Lincoln National Corp	4,577	285
Loews Corp	5,489	281
LPL Financial Holdings Inc	1,900	270
M&T Bank Corp	3,078	467
Markel Corp *	320	365
MarketAxess Holdings Inc	911	454
Marsh & McLennan Cos Inc	12,195	1,485
Mercury General Corp	800	49
MetLife Inc	18,315	1,113
MGIC Investment Corp	8,400	116
Moody’s Corp	3,886	1,160
Morgan Stanley	33,783	2,624
Morningstar Inc, Cl A	500	112
MSCI Inc, Cl A	1,927	808
Nasdaq Inc, Cl A	2,800	413
New Residential Investment Corp ‡	10,040	113
New York Community Bancorp Inc	11,300	143
Northern Trust Corp	4,650	489
Old Republic International Corp	7,000	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OneMain Holdings Inc, Cl A	1,681	$90
PacWest Bancorp	3,000	114
People’s United Financial Inc	10,124	181
Pinnacle Financial Partners Inc	1,800	160
PNC Financial Services Group Inc/The	10,254	1,799
Popular Inc	1,900	134
Primerica Inc	981	145
Principal Financial Group Inc, Cl A	6,434	386
Progressive Corp/The	14,107	1,349
Prosperity Bancshares Inc	2,200	165
Prudential Financial Inc	9,469	863
Raymond James Financial Inc	2,970	364
Regions Financial Corp	23,212	480
Reinsurance Group of America Inc, Cl A	1,624	205
RenaissanceRe Holdings Ltd	1,175	188
Rocket Cos Inc, Cl A	2,900	67
S&P Global Inc	5,799	2,046
Santander Consumer USA Holdings Inc	1,800	49
SEI Investments Co †	2,800	171
Signature Bank/New York NY, Cl B	1,378	312
SLM Corp	9,140	164
Starwood Property Trust Inc ‡	6,800	168
State Street Corp	8,409	706
Sterling Bancorp/DE	4,900	113
SVB Financial Group, Cl B *	1,264	624
Synchrony Financial	14,156	576
Synovus Financial Corp	3,600	165
T Rowe Price Group Inc	5,471	939
TCF Financial Corp	3,717	173
TFS Financial Corp	1,417	29
Tradeweb Markets Inc, Cl A	2,100	155
Travelers Cos Inc/The	6,108	919
Truist Financial Corp	32,384	1,889
Umpqua Holdings Corp	5,419	95
Unum Group	4,875	136
Upstart Holdings Inc *	300	39
US Bancorp	32,680	1,807
Virtu Financial Inc, Cl A	1,400	43
Voya Financial Inc	2,900	185
W R Berkley Corp	3,300	249
Webster Financial Corp	2,200	121
Wells Fargo & Co	91,491	3,574
Western Alliance Bancorp	2,300	217
White Mountains Insurance Group Ltd	95	106
Willis Towers Watson PLC	3,086	706
Wintrust Financial Corp	1,300	99
Zions Bancorp NA	3,900	214

		103,283
Health Care — 13.0%
10X Genomics Inc, Cl A *	1,400	253
Abbott Laboratories	41,740	5,002
AbbVie Inc	42,561	4,606

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ABIOMED Inc *	1,048	$334
Acadia Healthcare Co Inc, Cl A *	2,100	120
ACADIA Pharmaceuticals Inc *	2,800	72
Acceleron Pharma Inc *	1,200	163
Adaptive Biotechnologies Corp *	1,800	73
Agilent Technologies Inc	7,379	938
Agios Pharmaceuticals Inc *	1,400	72
Alexion Pharmaceuticals Inc *	5,101	780
Align Technology Inc *	1,858	1,006
Alkermes PLC *	3,700	69
Alnylam Pharmaceuticals Inc *	2,774	392
Amedisys Inc *	800	212
American Well Corp, Cl A *	1,500	26
AmerisourceBergen Corp, Cl A	3,495	413
Amgen Inc, Cl A	14,096	3,507
Anthem Inc	6,007	2,156
Avantor Inc *	12,020	348
Baxter International Inc	12,228	1,031
Becton Dickinson and Co	6,953	1,691
Berkeley Lights Inc *	700	35
Biogen Inc *	3,663	1,025
BioMarin Pharmaceutical Inc *	4,337	328
Bio-Rad Laboratories Inc, Cl A *	500	286
Bio-Techne Corp	918	351
Bluebird Bio Inc *	1,500	45
Boston Scientific Corp *	34,496	1,333
Bristol-Myers Squibb Co	54,642	3,450
Bruker Corp	2,400	154
Cardinal Health Inc	7,100	431
Catalent Inc *	3,923	413
Centene Corp *	13,795	882
Cerner Corp	7,300	525
Certara Inc *	800	22
Change Healthcare Inc *	6,035	133
Charles River Laboratories International Inc *	1,200	348
Chemed Corp	415	191
Cigna Corp	8,344	2,017
Cooper Cos Inc/The, Cl A	1,158	445
CVS Health Corp	31,494	2,369
Danaher Corp, Cl A	15,151	3,410
DaVita Inc *	1,900	205
DENTSPLY SIRONA Inc	5,200	332
Dexcom Inc *	2,196	789
Edwards Lifesciences Corp, Cl A *	14,890	1,245
Elanco Animal Health Inc *	11,077	326
Eli Lilly and Co	20,353	3,802
Encompass Health Corp	2,300	188
Envista Holdings Corp *	3,900	159
Exact Sciences Corp *	3,600	474
Exelixis Inc *	7,500	169
Gilead Sciences Inc	30,300	1,958

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Blood Therapeutics Inc *	1,300	$53
Globus Medical Inc, Cl A *	1,900	117
Guardant Health Inc *	2,000	305
Haemonetics Corp *	1,200	133
HCA Healthcare Inc	6,412	1,208
Henry Schein Inc *	3,447	239
Hill-Rom Holdings Inc	1,650	182
Hologic Inc *	6,200	461
Horizon Therapeutics PLC *	4,700	433
Humana Inc	3,107	1,303
ICU Medical Inc *	459	94
IDEXX Laboratories Inc *	2,005	981
Illumina Inc *	3,585	1,377
Incyte Corp *	4,343	353
Insulet Corp *	1,619	422
Integra LifeSciences Holdings Corp *	1,600	111
Intuitive Surgical Inc *	2,816	2,081
Ionis Pharmaceuticals Inc *	3,200	144
Iovance Biotherapeutics Inc *	3,400	108
IQVIA Holdings Inc *	4,616	892
Jazz Pharmaceuticals PLC *	1,321	217
Johnson & Johnson	63,675	10,465
Laboratory Corp of America Holdings *	2,400	612
Maravai LifeSciences Holdings Inc, Cl A *	1,600	57
Masimo Corp *	1,200	276
McKesson Corp	3,840	749
Medtronic PLC	32,435	3,831
Merck & Co Inc	61,002	4,703
Mettler-Toledo International Inc *	579	669
Moderna Inc *	6,900	904
Molina Healthcare Inc *	1,395	326
Nektar Therapeutics, Cl A *	4,500	90
Neurocrine Biosciences Inc *	2,184	212
Novocure Ltd *	2,400	317
Oak Street Health Inc *	2,200	119
Penumbra Inc *	800	217
PerkinElmer Inc	2,700	346
Perrigo Co PLC	3,383	137
Pfizer Inc	134,350	4,867
PPD Inc *	3,700	140
PRA Health Sciences Inc *	1,500	230
Premier Inc, Cl A	2,800	95
QIAGEN NV *	5,400	263
Quest Diagnostics Inc	3,200	411
Quidel Corp *	900	115
Reata Pharmaceuticals Inc, Cl A *	600	60
Regeneron Pharmaceuticals Inc *	2,348	1,111
Repligen Corp *	1,350	263
ResMed Inc	3,453	670
Royalty Pharma PLC, Cl A	7,700	336
Sage Therapeutics Inc *	1,300	97
Sana Biotechnology Inc *	600	20

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sarepta Therapeutics Inc *	1,800	$134
Seagen Inc *	3,061	425
Signify Health Inc, Cl A *	500	15
Sotera Health Co *	2,000	50
STERIS PLC	2,000	381
Stryker Corp	8,358	2,036
Syneos Health Inc, Cl A *	2,000	152
Tandem Diabetes Care Inc *	1,500	132
Teladoc Health Inc *	2,610	474
Teleflex Inc	1,152	479
Thermo Fisher Scientific Inc	9,531	4,350
United Therapeutics Corp *	1,032	172
UnitedHealth Group Inc	22,837	8,497
Universal Health Services Inc, Cl B	1,775	237
Varian Medical Systems Inc *	2,236	395
Veeva Systems Inc, Cl A *	3,318	867
Vertex Pharmaceuticals Inc *	6,311	1,356
Viatris Inc, Cl W *	28,930	404
Waters Corp *	1,454	413
West Pharmaceutical Services Inc	1,744	491
Zimmer Biomet Holdings Inc	5,022	804
Zoetis Inc, Cl A	11,506	1,812

		119,102
Industrials — 9.2%
3M Co	13,542	2,609
A O Smith Corp	3,100	210
Acuity Brands Inc	878	145
ADT Inc	3,100	26
AECOM *	3,600	231
AGCO Corp	1,500	215
Air Lease Corp, Cl A	2,600	127
Alaska Air Group Inc	2,900	201
Allegion PLC	2,250	283
Allison Transmission Holdings Inc	2,800	114
AMERCO	210	129
American Airlines Group Inc	14,772	353
AMETEK Inc	5,483	700
Armstrong World Industries Inc	1,200	108
Array Technologies Inc *	3,000	89
Axon Enterprise Inc *	1,500	214
AZEK Co Inc/The, Cl A *	2,300	97
Boeing Co/The *	12,926	3,293
BWX Technologies Inc, Cl W	2,300	152
Carlisle Cos Inc	1,224	201
Carrier Global Corp	20,852	880
Caterpillar Inc, Cl A	13,091	3,035
CH Robinson Worldwide Inc	3,155	301
Cintas Corp	2,165	739
Clean Harbors Inc *	1,300	109
Colfax Corp *	2,700	118
Copa Holdings SA, Cl A	833	67
Copart Inc *	4,960	539

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoreLogic Inc/United States	1,900	$151
CoStar Group Inc *	921	757
Crane Co, Cl A	1,200	113
CSX Corp	18,410	1,775
Cummins Inc	3,574	926
Curtiss-Wright Corp	1,000	119
Deere & Co	6,842	2,560
Delta Air Lines Inc, Cl A *	15,321	740
Donaldson Co Inc, Cl A	3,000	175
Dover Corp	3,487	478
Driven Brands Holdings Inc *	900	23
Dun & Bradstreet Holdings Inc *	3,500	83
Eaton Corp PLC	9,595	1,327
Emerson Electric Co	14,343	1,294
Equifax Inc	2,935	532
Expeditors International of Washington Inc	4,100	442
Fastenal Co, Cl A	13,887	698
FedEx Corp	5,955	1,691
Flowserve Corp	3,000	116
Fortive Corp	7,159	506
Fortune Brands Home & Security Inc	3,361	322
FTI Consulting Inc *	800	112
Gates Industrial Corp PLC *	1,600	26
Generac Holdings Inc *	1,500	491
General Dynamics Corp	6,110	1,109
General Electric Co	209,861	2,755
Graco Inc	4,000	287
GrafTech International Ltd	4,361	53
HEICO Corp	1,050	132
HEICO Corp, Cl A	1,900	216
Hexcel Corp, Cl A	2,000	112
Honeywell International Inc	16,948	3,679
Howmet Aerospace Inc	9,400	302
Hubbell Inc, Cl B	1,305	244
Huntington Ingalls Industries Inc, Cl A	927	191
IAA Inc *	3,300	182
IDEX Corp	1,803	377
IHS Markit Ltd	9,507	920
Illinois Tool Works Inc	7,626	1,689
Ingersoll Rand Inc *	8,349	411
ITT Inc	2,048	186
Jacobs Engineering Group Inc	3,095	400
JB Hunt Transport Services Inc	2,069	348
JetBlue Airways Corp *	7,397	150
Johnson Controls International PLC	17,590	1,050
Kansas City Southern	2,180	575
Kirby Corp *	1,500	90
Knight-Swift Transportation Holdings Inc, Cl A	3,100	149
L3Harris Technologies Inc	5,045	1,023
Landstar System Inc	946	156
Lennox International Inc	796	248

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln Electric Holdings Inc	1,400	$172
Lockheed Martin Corp	6,035	2,230
Lyft Inc, Cl A *	6,100	385
Macquarie Infrastructure Corp	1,800	57
ManpowerGroup Inc	1,388	137
Masco Corp	6,400	383
Mercury Systems Inc *	1,200	85
Middleby Corp/The *	1,283	213
MSA Safety Inc	900	135
MSC Industrial Direct Co Inc, Cl A	1,079	97
Nielsen Holdings PLC	8,700	219
Nordson Corp	1,443	287
Norfolk Southern Corp	6,134	1,647
Northrop Grumman Corp	3,789	1,226
nVent Electric PLC	3,800	106
Old Dominion Freight Line Inc, Cl A	2,326	559
Oshkosh Corp	1,600	190
Otis Worldwide Corp	9,726	666
Owens Corning	2,500	230
PACCAR Inc	8,155	758
Parker-Hannifin Corp, Cl A	3,068	968
Pentair PLC	3,900	243
Quanta Services Inc	3,300	290
Raytheon Technologies Corp	34,340	2,653
Regal Beloit Corp	1,000	143
Republic Services Inc	5,000	497
Robert Half International Inc	2,600	203
Rockwell Automation Inc	2,803	744
Rollins Inc	5,300	182
Roper Technologies Inc	2,531	1,021
Ryder System Inc	1,200	91
Schneider National Inc, Cl B	1,200	30
Sensata Technologies Holding PLC *	3,700	214
Shoals Technologies Group Inc, Cl A *	2,100	73
Snap-on Inc	1,319	304
Southwest Airlines Co, Cl A	14,144	864
Spirit AeroSystems Holdings Inc, Cl A	2,600	127
Stanley Black & Decker Inc	3,679	735
Stericycle Inc, Cl A *	2,200	149
Teledyne Technologies Inc *	921	381
Textron Inc	5,538	311
Timken Co/The	1,500	122
Toro Co/The	2,500	258
Trane Technologies PLC	5,796	960
TransDigm Group Inc *	1,242	730
TransUnion	4,500	405
Trex Co Inc *	2,800	256
Trinity Industries Inc	2,200	63
Uber Technologies Inc *	33,229	1,811
Union Pacific Corp	16,172	3,564
United Airlines Holdings Inc *	7,473	430
United Parcel Service Inc, Cl B	17,324	2,945

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	1,703	$561
Univar Solutions Inc *	4,300	93
Valmont Industries Inc	500	119
Verisk Analytics Inc, Cl A	3,795	671
Vertiv Holdings Co, Cl A	5,400	108
Virgin Galactic Holdings Inc *	1,728	53
Waste Management Inc	10,205	1,317
Watsco Inc	776	202
Westinghouse Air Brake Technologies Corp	4,266	338
Woodward Inc	1,297	156
WW Grainger Inc	1,111	445
XPO Logistics Inc *	2,133	263
Xylem Inc/NY	4,238	446

		84,097
Information Technology — 26.5%
2U Inc *	1,800	69
Accenture PLC, Cl A	15,407	4,256
Adobe Inc *	11,665	5,545
Advanced Micro Devices Inc *	28,852	2,265
Akamai Technologies Inc *	3,900	397
Allegro MicroSystems Inc *	1,300	33
Alliance Data Systems Corp	1,176	132
Alteryx Inc, Cl A *	1,200	100
Amdocs Ltd	3,200	224
Amphenol Corp, Cl A	14,032	926
Analog Devices Inc	8,895	1,379
Anaplan Inc *	3,200	172
ANSYS Inc *	2,048	695
Apple Inc	382,604	46,735
Applied Materials Inc	22,097	2,952
Arista Networks Inc *	1,383	418
Arrow Electronics Inc, Cl A *	1,731	192
Aspen Technology Inc *	1,600	231
Atlassian Corp PLC, Cl A *	3,143	662
Autodesk Inc, Cl A *	5,282	1,464
Automatic Data Processing Inc	10,379	1,956
Avalara Inc *	1,943	259
Avnet Inc	2,300	95
BigCommerce Holdings Inc *	1,000	58
Bill.com Holdings Inc *	1,800	262
Black Knight Inc *	3,700	274
Booz Allen Hamilton Holding Corp, Cl A	3,240	261
Broadcom Inc	9,531	4,419
Broadridge Financial Solutions Inc	2,738	419
C3.ai Inc, Cl A *	400	26
CACI International Inc, Cl A *	592	146
Cadence Design Systems Inc *	6,664	913
CDK Global Inc	2,976	161
CDW Corp/DE	3,400	564
Ceridian HCM Holding Inc *	2,755	232
Ciena Corp *	3,700	202
Cirrus Logic Inc *	1,300	110

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cisco Systems Inc/Delaware	102,482	$5,299
Citrix Systems Inc	3,002	421
Cloudflare Inc, Cl A *	2,800	197
Cognex Corp	4,100	340
Cognizant Technology Solutions Corp, Cl A	12,861	1,005
Coherent Inc *	643	163
CommScope Holding Co Inc *	5,100	78
Concentrix Corp *	1,000	150
Corning Inc, Cl B	18,014	784
Coupa Software Inc *	1,666	424
Cree Inc *	2,630	284
Crowdstrike Holdings Inc, Cl A *	3,700	675
Datadog Inc, Cl A *	3,700	308
Datto Holding Corp *	500	11
Dell Technologies Inc, Cl C *	6,327	558
DocuSign Inc, Cl A *	4,420	895
Dolby Laboratories Inc, Cl A	1,500	148
Dropbox Inc, Cl A *	6,100	163
Duck Creek Technologies Inc *	1,700	77
DXC Technology Co	6,081	190
Dynatrace Inc *	4,300	207
EchoStar Corp, Cl A *	900	22
Elastic NV *	1,600	178
Enphase Energy Inc *	2,500	405
Entegris Inc	3,200	358
EPAM Systems Inc *	1,253	497
Euronet Worldwide Inc *	1,200	166
Everbridge Inc *	800	97
F5 Networks Inc, Cl A *	1,541	322
Fair Isaac Corp *	719	349
Fastly Inc, Cl A *	1,800	121
Fidelity National Information Services Inc, Cl B	14,868	2,091
FireEye Inc *	5,600	110
First Solar Inc *	2,200	192
Fiserv Inc, Cl A *	13,828	1,646
Five9 Inc *	1,500	235
FleetCor Technologies Inc *	2,020	543
FLIR Systems Inc	3,000	169
Fortinet Inc *	3,200	590
Gartner Inc *	2,066	377
Genpact Ltd	4,500	193
Global Payments Inc	7,234	1,458
Globant SA *	900	187
GoDaddy Inc, Cl A *	4,125	320
Guidewire Software Inc, Cl Z *	1,982	201
Hewlett Packard Enterprise Co	31,107	490
HP Inc	31,265	993
HubSpot Inc *	1,000	454
Inphi Corp *	1,200	214
Intel Corp	99,076	6,341
International Business Machines Corp	21,533	2,870

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuit Inc	6,119	$2,344
IPG Photonics Corp *	833	176
Jabil Inc	3,700	193
Jack Henry & Associates Inc	1,854	281
Jamf Holding Corp *	1,000	35
JFrog Ltd *	300	13
Juniper Networks Inc	8,100	205
Keysight Technologies Inc *	4,500	645
KLA Corp	3,799	1,255
Lam Research Corp	3,443	2,049
Leidos Holdings Inc	3,300	318
Littelfuse Inc	600	159
Lumentum Holdings Inc *	1,800	164
Manhattan Associates Inc *	1,505	177
Marvell Technology Group Ltd	15,972	782
Mastercard Inc, Cl A	21,351	7,602
Maxim Integrated Products Inc	6,400	585
McAfee Corp, Cl A	800	18
Medallia Inc *	2,200	61
Microchip Technology Inc	6,061	941
Micron Technology Inc *	26,809	2,365
Microsoft Corp	180,900	42,651
MKS Instruments Inc	1,300	241
MongoDB Inc, Cl A *	1,268	339
Monolithic Power Systems Inc	1,035	366
Motorola Solutions Inc	4,136	778
National Instruments Corp	3,000	130
nCino Inc *	1,100	73
NCR Corp *	3,223	122
NetApp Inc	5,300	385
New Relic Inc *	1,200	74
NortonLifeLock Inc	13,301	283
Nuance Communications Inc *	6,900	301
Nutanix Inc, Cl A *	4,659	124
NVIDIA Corp	14,224	7,595
Okta Inc, Cl A *	2,800	617
ON Semiconductor Corp *	9,800	408
Oracle Corp, Cl B	44,405	3,116
PagerDuty Inc *	1,800	72
Palo Alto Networks Inc *	2,261	728
Paychex Inc	7,736	758
Paycom Software Inc *	1,136	420
Paylocity Holding Corp *	900	162
PayPal Holdings Inc *	28,388	6,894
Pegasystems Inc	900	103
Pluralsight Inc, Cl A *	3,100	69
Proofpoint Inc *	1,300	164
PTC Inc *	2,465	339
Pure Storage Inc, Cl A *	5,800	125
Qorvo Inc *	2,768	506
QUALCOMM Inc	27,214	3,608
RealPage Inc *	2,100	183

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RingCentral Inc, Cl A *	1,878	$559
Sabre Corp *	7,900	117
salesforce.com Inc *	21,203	4,492
Science Applications International Corp	1,300	109
ServiceNow Inc *	4,723	2,362
Skyworks Solutions Inc	3,978	730
Slack Technologies Inc, Cl A *	11,800	479
Smartsheet Inc, Cl A *	2,700	173
SolarEdge Technologies Inc *	1,200	345
SolarWinds Corp *	1,100	19
Splunk Inc *	3,933	533
Square Inc, Cl A *	8,953	2,033
SS&C Technologies Holdings Inc	5,400	377
StoneCo Ltd, Cl A *	4,900	300
Switch Inc, Cl A	2,200	36
SYNNEX Corp	1,000	115
Synopsys Inc *	3,703	918
Teradata Corp *	2,697	104
Teradyne Inc	3,954	481
Texas Instruments Inc	22,173	4,190
Trade Desk Inc/The, Cl A *	983	641
Trimble Inc *	6,100	475
Twilio Inc, Cl A *	3,462	1,180
Tyler Technologies Inc *	960	408
Ubiquiti Inc	169	50
Unity Software Inc *	700	70
Universal Display Corp	1,042	247
VeriSign Inc *	2,408	479
Viasat Inc *	1,400	67
Visa Inc, Cl A	40,765	8,631
VMware Inc, Cl A *	1,894	285
Vontier *	3,763	114
Western Digital Corp	7,292	487
Western Union Co/The	10,000	247
WEX Inc *	1,095	229
Workday Inc, Cl A *	4,363	1,084
Xerox Holdings Corp	4,000	97
Xilinx Inc	5,886	729
Zebra Technologies Corp, Cl A *	1,251	607
Zendesk Inc *	2,814	373
Zoom Video Communications Inc, Cl A *	4,200	1,349
Zscaler Inc *	1,700	292

		242,485

Materials — 2.8%
Air Products and Chemicals Inc	5,325	1,498
Albemarle Corp	2,756	403
Amcor PLC	38,000	444
AptarGroup Inc	1,500	213
Ardagh Group SA, Cl A	500	13
Ashland Global Holdings Inc	1,300	115
Avery Dennison Corp	2,023	372
Axalta Coating Systems Ltd *	5,000	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ball Corp	7,635	$647
Berry Global Group Inc *	3,177	195
Cabot Corp	1,400	73
Celanese Corp, Cl A	2,800	419
CF Industries Holdings Inc	5,237	238
Chemours Co/The	3,700	103
Corteva Inc	18,139	846
Crown Holdings Inc	3,100	301
Dow Inc	17,875	1,143
DuPont de Nemours Inc	12,938	1,000
Eagle Materials Inc	959	129
Eastman Chemical Co	3,232	356
Ecolab Inc	6,046	1,294
Element Solutions Inc	5,000	91
FMC Corp	3,110	344
Freeport-McMoRan Inc, Cl B	35,002	1,153
Graphic Packaging Holding Co	6,800	123
Huntsman Corp	4,805	139
International Flavors & Fragrances Inc	5,991	836
International Paper Co	9,391	508
Linde PLC	12,675	3,551
LyondellBasell Industries NV, Cl A	6,115	636
Martin Marietta Materials Inc, Cl A	1,475	495
Mosaic Co/The	8,400	266
NewMarket Corp	138	52
Newmont Corp	19,270	1,161
Nucor Corp	7,241	581
Olin Corp	3,700	141
Packaging Corp of America	2,227	299
PPG Industries Inc	5,679	853
Reliance Steel & Aluminum Co	1,550	236
Royal Gold Inc, Cl A	1,647	177
RPM International Inc	3,000	276
Scotts Miracle-Gro Co/The, Cl A	977	239
Sealed Air Corp	3,600	165
Sherwin-Williams Co/The, Cl A	2,014	1,486
Silgan Holdings Inc	1,900	80
Sonoco Products Co	2,300	146
Southern Copper Corp	2,000	136
Steel Dynamics Inc	4,849	246
Valvoline Inc	4,400	115
Vulcan Materials Co	3,139	530
W R Grace & Co	1,300	78
Westlake Chemical Corp	832	74
Westrock Co	6,300	328

		25,491

Real Estate — 3.0%
Alexandria Real Estate Equities Inc ‡	3,289	540
American Campus Communities Inc ‡	3,200	138
American Homes 4 Rent, Cl A ‡	6,600	220
American Tower Corp, Cl A ‡	10,653	2,547
Americold Realty Trust ‡	5,800	223

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Income Corp ‡	3,665	$157
Apartment Investment and Management Co, Cl A ‡	3,165	19
Apple Hospitality Inc ‡	5,100	74
AvalonBay Communities Inc ‡	3,428	632
Boston Properties Inc ‡	3,762	381
Brandywine Realty Trust ‡	4,500	58
Brixmor Property Group Inc ‡	6,900	140
Brookfield Property Inc, Cl A ‡	827	15
Camden Property Trust ‡	2,200	242
CBRE Group Inc, Cl A *‡	8,100	641
CoreSite Realty Corp ‡	1,000	120
Corporate Office Properties Trust ‡	2,500	66
Cousins Properties Inc ‡	3,600	127
Crown Castle International Corp ‡	10,021	1,725
CubeSmart ‡	4,800	182
CyrusOne Inc ‡	2,854	193
Digital Realty Trust Inc, Cl A ‡	6,764	953
Douglas Emmett Inc ‡	4,100	129
Duke Realty Corp ‡	8,900	373
Empire State Realty Trust Inc, Cl A ‡	4,200	47
EPR Properties, Cl A ‡	1,900	88
Equinix Inc ‡	2,135	1,451
Equity Commonwealth ‡	2,800	78
Equity LifeStyle Properties Inc ‡	4,200	267
Equity Residential ‡	8,783	629
Essex Property Trust Inc ‡	1,617	440
Extra Space Storage Inc ‡	3,100	411
Federal Realty Investment Trust ‡	1,846	187
First Industrial Realty Trust Inc ‡	3,200	147
Gaming and Leisure Properties Inc ‡	5,210	221
Healthcare Trust of America Inc, Cl A ‡	5,400	149
Healthpeak Properties Inc ‡	12,870	408
Highwoods Properties Inc ‡	2,378	102
Host Hotels & Resorts Inc ‡	17,002	286
Howard Hughes Corp/The *‡	963	92
Hudson Pacific Properties Inc ‡	3,800	103
Invitation Homes Inc ‡	13,500	432
Iron Mountain Inc ‡	6,900	255
JBG SMITH Properties ‡	3,100	99
Jones Lang LaSalle Inc ‡	1,203	215
Kilroy Realty Corp ‡	2,800	184
Kimco Realty Corp ‡	10,100	189
Lamar Advertising Co, Cl A ‡	2,100	197
Life Storage Inc ‡	1,800	155
Medical Properties Trust Inc ‡	13,435	286
Mid-America Apartment Communities Inc ‡	2,700	390
National Retail Properties Inc ‡	4,100	181
Omega Healthcare Investors Inc ‡	5,545	203
Outfront Media Inc ‡	3,711	81
Paramount Group Inc ‡	5,300	54
Park Hotels & Resorts Inc ‡	6,000	130

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prologis Inc ‡	17,920	$1,899
Public Storage ‡	3,610	891
Rayonier Inc ‡	3,200	103
Realty Income Corp ‡	8,969	570
Regency Centers Corp ‡	4,100	232
Rexford Industrial Realty Inc ‡	3,200	161
SBA Communications Corp, Cl A ‡	2,637	732
Simon Property Group Inc ‡	7,835	891
SL Green Realty ‡	1,732	121
Spirit Realty Capital Inc ‡	2,878	122
STORE Capital Corp ‡	5,900	198
Sun Communities Inc ‡	2,500	375
UDR Inc ‡	6,900	303
Ventas Inc ‡	8,990	480
VEREIT Inc ‡	5,340	206
VICI Properties Inc ‡	12,594	356
Vornado Realty Trust ‡	4,200	191
Weingarten Realty Investors ‡	2,900	78
Welltower Inc ‡	10,000	716
Weyerhaeuser Co ‡	17,997	641
WP Carey Inc ‡	4,190	296

		27,614

Utilities — 2.6%
AES Corp/The	15,900	426
Alliant Energy Corp	5,921	321
Ameren Corp	5,925	482
American Electric Power Co Inc	12,029	1,019
American Water Works Co Inc	4,327	649
Atmos Energy Corp	3,066	303
Avangrid Inc	1,200	60
CenterPoint Energy Inc	12,055	273
CMS Energy Corp	6,910	423
Consolidated Edison Inc	8,239	616
Dominion Energy Inc	19,702	1,496
DTE Energy Co	4,613	614
Duke Energy Corp	17,752	1,714
Edison International	8,493	498
Entergy Corp	4,835	481
Essential Utilities Inc	5,400	242
Evergy Inc	5,417	322
Eversource Energy	8,198	710
Exelon Corp	23,539	1,030
FirstEnergy Corp	13,100	454
Hawaiian Electric Industries Inc	2,600	115
IDACORP Inc, Cl A	1,200	120
MDU Resources Group Inc	4,700	149
National Fuel Gas Co	2,200	110
NextEra Energy Inc	47,235	3,571
NiSource Inc	9,400	227
NRG Energy Inc	5,900	223
OGE Energy Corp	4,900	158
PG&E Corp *	32,106	376

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle West Capital Corp	2,800	$228
PPL Corp	18,403	531
Public Service Enterprise Group Inc	12,180	733
Sempra Energy	7,014	930
Southern Co/The	25,362	1,576
UGI Corp	4,830	198
Vistra Corp	11,869	210
WEC Energy Group Inc	7,584	710
Xcel Energy Inc	12,690	844

		23,142

Total Common Stock (Cost $653,928) ($ Thousands)		906,539

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(C)	72,526	$73

Total Affiliated Partnership (Cost $73) ($ Thousands)		73

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,589,418	8,589

Total Cash Equivalent (Cost $8,589) ($ Thousands)		8,589

Total Investments in Securities — 100.1% (Cost $662,590) ($ Thousands)		$915,201

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

S&P 500 Index E-MINI	37	Jun-2021	$7,247	$7,340	$93

S&P Mid Cap 400 Index E-MINI	2	Jun-2021	526	521	(5)

			$7,773	$7,861	$88

Percentages are based on Net Assets of $914,257 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $69 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $109 ($ Thousands), or 0.0% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $73 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	906,539	–	–	906,539
Affiliated Partnership	–	73	–	73
Cash Equivalent	8,589	–	–	8,589

Total Investments in Securities	915,128	73	–	915,201

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	93	–	–	93
Unrealized Depreciation	(5)	–	–	(5)

Total Other Financial Instruments	88	–	–	88

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Large Cap Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Investment Co	$ 127	$ 17	$ —	$—	$27	$ 171	2,800	$ 1	$—
SEI Liquidity Fund, L.P.	924	2,794	(3,645)	—	—	73	72,526	6	—
SEI Daily Income Trust, Government Fund, Cl F	14,553	90,322	(96,286)	—	—	8,589	8,589,418	1	—

Totals	$ 15,604	$ 93,133	$(99,931)	$—	$27	$ 8,833		$ 8	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.6%

Communication Services — 5.7%
Alphabet Inc, Cl A *	26,214	$54,067
Alphabet Inc, Cl C *	22,848	47,264
AT&T Inc	769,494	23,293
BCE Inc	440,518	19,885
Charter Communications Inc, Cl A *	14,857	9,167
Comcast Corp, Cl A	121,805	6,591
Electronic Arts Inc	48,975	6,630
Facebook Inc, Cl A *	135,757	39,984
Lumen Technologies Inc	162,240	2,166
Omnicom Group Inc	97,998	7,267
TEGNA Inc	153,973	2,899
Verizon Communications Inc	144,030	8,375
ViacomCBS Inc, Cl B	300,000	13,530
Walt Disney Co/The *	22,000	4,059

		245,177

Consumer Discretionary — 11.9%
Amazon.com Inc, Cl A *	18,448	57,080
AutoZone Inc *	16,513	23,189
Best Buy Co Inc	186,465	21,408
Booking Holdings Inc *	2,537	5,911
BorgWarner Inc	196,841	9,125
Brinker International Inc *	179,017	12,721
Carnival Corp *	357,842	9,497
Darden Restaurants Inc	3,127	444
Dick’s Sporting Goods Inc	133,982	10,203
Dollar General Corp	222,711	45,126
Domino’s Pizza Inc	16,892	6,213
DR Horton Inc	16,198	1,444
eBay Inc	127,055	7,781
Foot Locker Inc, Cl A	65,687	3,695
General Motors Co *	72,158	4,146
Genuine Parts Co	98,621	11,400
Goodyear Tire & Rubber Co/The *	406,438	7,141
Harley-Davidson Inc, Cl A	88,020	3,530
Home Depot Inc/The	28,380	8,663
L Brands Inc *	16,235	1,004
Lear Corp	89,362	16,197
Lowe’s Cos Inc	328,236	62,424
Magna International Inc, Cl A	19,822	1,745
NIKE Inc, Cl B	357,743	47,540
O’Reilly Automotive Inc *	1,906	967
PulteGroup Inc	251,522	13,190
Ross Stores Inc	218,925	26,251
Royal Caribbean Cruises Ltd *	71,822	6,149
Starbucks Corp	68,046	7,435
Target Corp, Cl A	185,748	36,791
TJX Cos Inc/The	374,562	24,777
TopBuild Corp *	51,115	10,705
Whirlpool Corp	59,551	13,122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	52,847	$3,129

		520,143

Consumer Staples — 8.8%
Altria Group Inc	561,690	28,736
Archer-Daniels-Midland Co	50,878	2,900
Coca-Cola Co/The	123,765	6,524
Colgate-Palmolive Co	28,059	2,212
Conagra Brands Inc	429,158	16,136
Constellation Brands Inc, Cl A	10,975	2,502
Costco Wholesale Corp	20,685	7,291
Diageo PLC ADR	73,341	12,043
Estee Lauder Cos Inc/The, Cl A	35,000	10,180
Hershey Co/The	26,426	4,180
Ingredion Inc	45,605	4,101
J M Smucker Co/The	115,422	14,604
Kimberly-Clark Corp	101,362	14,095
Kraft Heinz Co/The	115,076	4,603
Kroger Co/The	924,655	33,278
Lamb Weston Holdings Inc	16,377	1,269
Molson Coors Beverage Co, Cl B *	248,427	12,707
Mondelez International Inc, Cl A	24,475	1,433
Monster Beverage Corp *	55,061	5,015
PepsiCo Inc	209,241	29,597
Philip Morris International Inc	469,703	41,682
Procter & Gamble Co/The	233,806	31,664
Sysco Corp, Cl A	34,252	2,697
TreeHouse Foods Inc *	82,410	4,305
Tyson Foods Inc, Cl A	253,116	18,806
Unilever PLC ADR	731,480	40,839
Walgreens Boots Alliance Inc	303,967	16,688
Walmart Inc	80,528	10,938

		381,025

Energy — 2.5%
BP PLC ADR	82,387	2,006
Cabot Oil & Gas Corp	114,860	2,157
Canadian Natural Resources Ltd	293,668	9,066
Chevron Corp	264,554	27,723
ConocoPhillips	244,083	12,929
Devon Energy Corp	743,505	16,246
Exxon Mobil Corp	129,439	7,226
HollyFrontier Corp	40,846	1,461
Marathon Petroleum Corp	154,884	8,285
Phillips 66	134,090	10,934
Valero Energy Corp	173,346	12,411

		110,444

Financials — 17.5%
Aflac Inc	136,144	6,968
Allstate Corp/The	59,438	6,829
American Financial Group Inc/OH	11,100	1,266
Ameriprise Financial Inc	82,444	19,164
Assurant Inc	36,000	5,104

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assured Guaranty Ltd	31,872	$1,348
Bank of America Corp	1,550,747	59,998
Berkshire Hathaway Inc, Cl B *	93,247	23,822
Capital One Financial Corp	43,778	5,570
Charles Schwab Corp/The	175,722	11,454
Chubb Ltd	5,473	865
CIT Group Inc	20,961	1,080
Citigroup Inc	379,987	27,644
Citizens Financial Group Inc	326,590	14,419
CME Group Inc	77,815	15,892
Comerica Inc	244,889	17,568
Discover Financial Services	126,480	12,014
Everest Re Group Ltd	38,172	9,459
FactSet Research Systems Inc	11,209	3,459
Fifth Third Bancorp	589,594	22,080
First Hawaiian Inc	217,387	5,950
First Republic Bank/CA	78,000	13,006
Goldman Sachs Group Inc/The	21,644	7,078
Hartford Financial Services Group Inc/The	66,936	4,471
Intercontinental Exchange Inc	58,438	6,526
JPMorgan Chase & Co	474,451	72,226
KeyCorp	778,006	15,545
KKR & Co Inc	193,080	9,432
Lincoln National Corp	253,378	15,778
Markel Corp *	9,172	10,453
Marsh & McLennan Cos Inc	138,328	16,848
Moody’s Corp	263,689	78,740
Morgan Stanley	311,935	24,225
MSCI Inc, Cl A	91,938	38,548
Navient Corp	263,511	3,771
PNC Financial Services Group Inc/The	46,966	8,238
Popular Inc	125,661	8,836
Progressive Corp/The	44,272	4,233
Prudential Financial Inc	17,700	1,612
Regions Financial Corp	599,114	12,378
S&P Global Inc	18,482	6,522
SLM Corp	230,135	4,135
State Street Corp	149,070	12,523
T Rowe Price Group Inc	24,474	4,200
Travelers Cos Inc/The	119,703	18,003
Truist Financial Corp	231,092	13,477
Two Harbors Investment Corp ‡	687,049	5,036
Unum Group	271,856	7,566
US Bancorp	573,724	31,733
Voya Financial Inc	156,840	9,981
Wells Fargo & Co	92,870	3,628
Zions Bancorp NA	374,800	20,599

		761,300

Health Care — 14.6%
Abbott Laboratories	84,496	10,126
AbbVie Inc	92,048	9,962
Alexion Pharmaceuticals Inc *	57,862	8,848

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AmerisourceBergen Corp, Cl A	137,635	$16,251
Amgen Inc, Cl A	145,948	36,313
Anthem Inc	10,844	3,892
Baxter International Inc	63,282	5,337
Becton Dickinson and Co	113,758	27,660
Biogen Inc *	35,657	9,975
Bristol-Myers Squibb Co	212,508	13,416
Cardinal Health Inc	72,515	4,405
Centene Corp *	30,902	1,975
Cigna Corp	27,340	6,609
CVS Health Corp	379,134	28,522
DaVita Inc *	31,137	3,356
Edwards Lifesciences Corp, Cl A *	61,914	5,178
Eli Lilly and Co	110,545	20,652
Gilead Sciences Inc	120,443	7,784
HCA Healthcare Inc	109,165	20,560
Horizon Therapeutics PLC *	73,523	6,767
Humana Inc	22,738	9,533
IDEXX Laboratories Inc *	41,683	20,396
Intuitive Surgical Inc *	7,669	5,667
Jazz Pharmaceuticals PLC *	7,310	1,202
Johnson & Johnson	633,113	104,052
McKesson Corp	12,923	2,521
Medtronic PLC	127,025	15,006
Merck & Co Inc	605,640	46,689
Mettler-Toledo International Inc *	28,371	32,788
Novartis AG ADR	159,076	13,598
Novo Nordisk A/S ADR (A)	86,039	5,801
Pfizer Inc	815,680	29,552
Teleflex Inc	36,000	14,956
United Therapeutics Corp *	38,304	6,407
UnitedHealth Group Inc	167,008	62,139
Veeva Systems Inc, Cl A *	18,537	4,843
Vertex Pharmaceuticals Inc *	4,067	874
Viatris Inc, Cl W *	87,616	1,224
Zoetis Inc, Cl A	63,768	10,042

		634,878

Industrials — 9.6%
3M Co	131,281	25,295
A O Smith Corp	43,114	2,915
AGCO Corp	52,600	7,556
Allison Transmission Holdings Inc	28,724	1,173
AMERCO *	4,493	2,752
Carlisle Cos Inc	6,137	1,010
Carrier Global Corp	357,041	15,074
Caterpillar Inc, Cl A	32,511	7,538
Chart Industries Inc *	84,647	12,050
Cummins Inc	8,214	2,128
Deere & Co	27,326	10,224
Delta Air Lines Inc, Cl A *	128,832	6,220
Eaton Corp PLC	80,365	11,113
FedEx Corp	22,692	6,445

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortive Corp	96,601	$6,824
Graco Inc	542,313	38,840
Honeywell International Inc	61,532	13,357
Huntington Ingalls Industries Inc, Cl A	41,706	8,585
Illinois Tool Works Inc	47,481	10,518
Johnson Controls International PLC	494,338	29,497
L3Harris Technologies Inc	25,220	5,112
Lockheed Martin Corp	15,688	5,797
ManpowerGroup Inc	18,167	1,797
Middleby Corp/The *	100,000	16,575
Northrop Grumman Corp	16,563	5,360
Oshkosh Corp	61,954	7,352
Otis Worldwide Corp	149,373	10,225
PACCAR Inc	43,000	3,996
Raytheon Technologies Corp	247,761	19,145
Robert Half International Inc	25,692	2,006
Roper Technologies Inc	56,426	22,759
Siemens AG ADR	311,780	25,658
Southwest Airlines Co, Cl A *	86,460	5,279
SPX Corp *	148,826	8,672
Stanley Black & Decker Inc	20,000	3,993
Textron Inc	190,528	10,685
Timken Co/The	112,333	9,118
TransDigm Group Inc *	3,103	1,824
United Parcel Service Inc, Cl B	10,520	1,788
Waste Management Inc	18,232	2,352
WW Grainger Inc	64,211	25,744

		414,351

Information Technology — 20.2%
Adobe Inc *	132,912	63,182
Amphenol Corp, Cl A	104,624	6,902
Analog Devices Inc	99,044	15,360
Apple Inc	932,824	113,944
Applied Materials Inc	183,527	24,519
Arista Networks Inc *	26,270	7,931
ASML Holding NV, Cl G	12,522	7,731
Broadcom Inc	17,131	7,943
Cisco Systems Inc/Delaware	498,298	25,767
Citrix Systems Inc	44,716	6,276
Cognizant Technology Solutions Corp, Cl A	8,912	696
Corning Inc, Cl B	234,159	10,188
Crowdstrike Holdings Inc, Cl A *	16,348	2,984
Dropbox Inc, Cl A *	83,470	2,225
F5 Networks Inc, Cl A *	53,596	11,181
Hewlett Packard Enterprise Co	307,307	4,837
HP Inc	480,394	15,252
Intel Corp	571,741	36,591
International Business Machines Corp	6,932	924
Intuit Inc	156,005	59,759
Juniper Networks Inc	7,046	178
Keysight Technologies Inc *	96,705	13,868
Lam Research Corp	22,006	13,099

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marvell Technology Group Ltd	208,440	$10,209
Mastercard Inc, Cl A	175,853	62,612
Microchip Technology Inc	289,399	44,921
Micron Technology Inc *	156,515	13,806
Microsoft Corp	486,353	114,667
Motorola Solutions Inc	22,111	4,158
NetApp Inc	45,929	3,338
Oracle Corp, Cl B	512,747	35,979
Qorvo Inc *	23,736	4,337
QUALCOMM Inc	67,431	8,941
salesforce.com Inc *	15,984	3,387
SAP SE ADR *(A)	7,111	873
Seagate Technology PLC	112,151	8,608
ServiceNow Inc *	12,689	6,346
Texas Instruments Inc	44,297	8,372
VeriSign Inc *	91,384	18,164
Visa Inc, Cl A	275,684	58,371
Vishay Intertechnology Inc	240,771	5,798
Vontier *	27,948	846
Western Digital Corp *	33,750	2,253
Xerox Holdings Corp	253,986	6,164
Zendesk Inc *	29,165	3,868

		877,355

Materials — 5.4%
Air Products and Chemicals Inc	46,985	13,219
Cabot Corp	119,095	6,245
Celanese Corp, Cl A	28,298	4,239
Corteva Inc	64,004	2,984
Domtar Corp *	35,648	1,317
Dow Inc	247,495	15,825
DuPont de Nemours Inc	43,599	3,369
Eastman Chemical Co	165,233	18,196
Ecolab Inc	83,739	17,926
Freeport-McMoRan Inc, Cl B	92,059	3,032
Huntsman Corp	531,983	15,337
Ingevity Corp *	14,131	1,067
International Paper Co	135,045	7,302
Linde PLC	123,959	34,726
LyondellBasell Industries NV, Cl A	74,826	7,786
Newmont Corp	98,126	5,914
O-I Glass Inc, Cl I *	451,358	6,653
Reliance Steel & Aluminum Co	18,766	2,858
Sherwin-Williams Co/The, Cl A	66,555	49,118
Steel Dynamics Inc	349,887	17,760
Westrock Co	27,405	1,426

		236,299

Real Estate — 2.0%
American Tower Corp, Cl A ‡	101,757	24,326
Brandywine Realty Trust ‡	24,300	314
CBRE Group Inc, Cl A *‡	41,173	3,257
Crown Castle International Corp ‡	40,644	6,996

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diversified Healthcare Trust ‡	636,083	$3,040
Equinix Inc ‡	1,986	1,350
Equity Commonwealth *‡	207,840	5,778
Healthpeak Properties Inc ‡	502,660	15,954
Invitation Homes Inc ‡	28,203	902
Public Storage ‡	4,106	1,013
SBA Communications Corp, Cl A ‡	25,216	6,999
Service Properties Trust ‡	461,799	5,477
Welltower Inc ‡	146,710	10,509

		85,915

Utilities — 1.4%
Ameren Corp	65,226	5,307
American Electric Power Co Inc	57,553	4,875
Duke Energy Corp	92,514	8,930
Edison International	40,300	2,362
Exelon Corp	317,795	13,900
NextEra Energy Inc	221,528	16,750
PPL Corp	241,001	6,951
UGI Corp	29,973	1,229

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Corp	40,284	$712

		61,016

Total Common Stock (Cost $1,678,734) ($ Thousands)		4,327,903

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(B)	1,154,929	1,157

Total Affiliated Partnership (Cost $1,155) ($ Thousands)		1,157

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	105,365,872	105,366

Total Cash Equivalent (Cost $105,366) ($ Thousands)		105,366

Total Investments in Securities — 102.0% (Cost $1,785,255) ($ Thousands)		$4,434,426

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

S&P 500 Index E-MINI	39	Jun-2021	$7,739	$7,736	$(3)
S&P Mid Cap 400 Index E-MINI	2	Jun-2021	522	521	(1)

			$8,261	$8,257	$(4)

Percentages are based on Net Assets of $4,348,154 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $1,141 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $1,157 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Large Cap Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,327,903	–	–	4,327,903
Affiliated Partnership	–	1,157	–	1,157
Cash Equivalent	105,366	–	–	105,366

Total Investments in Securities	4,433,269	1,157	–	4,434,426

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	(4)	–	–	(4)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$48,578	$159,168	$ (206,600)	$ 8	$ 3	$ 1,157	1,154,929	$ 45	$—
SEI Daily Income Trust, Government Fund, Cl F	21,668	317,706	(234,008)	—	—	105,366	105,365,872	1	—

Totals	$70,246	$476,874	$ (440,608)	$ 8	$ 3	$ 106,523		$ 46	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 10.8%
Activision Blizzard Inc	21,500	$2,000
Alphabet Inc, Cl A *	8,351	17,224
Alphabet Inc, Cl C *	8,004	16,557
AT&T Inc	197,993	5,993
Charter Communications Inc, Cl A *	3,914	2,415
Comcast Corp, Cl A	126,896	6,866
Discovery Inc, Cl A *	4,500	196
Discovery Inc, Cl C *	8,096	299
DISH Network Corp, Cl A *	6,938	251
Electronic Arts Inc	7,978	1,080
Facebook Inc, Cl A *	66,813	19,678
Fox Corp	13,719	490
Interpublic Group of Cos Inc/The	10,601	310
Live Nation Entertainment Inc *	4,000	339
Lumen Technologies Inc	27,570	368
Netflix Inc *	12,269	6,400
News Corp, Cl A	10,675	271
News Corp, Cl B	3,400	80
Omnicom Group Inc	6,004	445
Take-Two Interactive Software Inc, Cl A *	3,200	565
T-Mobile US Inc *	16,200	2,030
Twitter Inc *	22,300	1,419
Verizon Communications Inc	114,896	6,681
ViacomCBS Inc, Cl B	15,721	709
Walt Disney Co/The	50,393	9,299

		101,965

Consumer Discretionary — 12.3%
Advance Auto Parts Inc	1,800	330
Amazon.com Inc, Cl A *	11,885	36,773
Aptiv PLC *	7,521	1,037
AutoZone Inc *	581	816
Best Buy Co Inc	6,454	741
Booking Holdings Inc *	1,156	2,693
BorgWarner Inc	6,700	311
Caesars Entertainment Inc *	5,800	507
CarMax Inc *	4,500	597
Carnival Corp *	22,284	591
Chipotle Mexican Grill Inc, Cl A *	781	1,110
Darden Restaurants Inc	3,618	514
Dollar General Corp	6,781	1,374
Dollar Tree Inc *	6,554	750
Domino’s Pizza Inc	1,064	391
DR Horton Inc	9,258	825
eBay Inc	18,049	1,105
Etsy Inc *	3,500	706
Expedia Group Inc	3,855	664
Ford Motor Co *	108,870	1,334
Gap Inc/The	5,731	171
Garmin Ltd	4,205	554
General Motors Co	35,313	2,029

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genuine Parts Co	4,036	$467
Hanesbrands Inc	9,800	193
Hasbro Inc	3,596	346
Hilton Worldwide Holdings Inc *	7,700	931
Home Depot Inc/The	29,895	9,125
L Brands Inc *	6,527	404
Las Vegas Sands Corp	9,100	553
Leggett & Platt Inc	3,559	162
Lennar Corp, Cl A	7,616	771
LKQ Corp *	7,800	330
Lowe’s Cos Inc	20,349	3,870
Marriott International Inc/MD, Cl A	7,424	1,100
McDonald’s Corp	20,738	4,648
MGM Resorts International	11,500	437
Mohawk Industries Inc *	1,600	308
Newell Brands Inc, Cl B	10,555	283
NIKE Inc, Cl B	35,323	4,694
Norwegian Cruise Line Holdings Ltd *	10,200	281
NVR Inc *	100	471
O’Reilly Automotive Inc *	1,918	973
Penn National Gaming Inc *	4,200	440
Pool Corp	1,100	380
PulteGroup Inc	7,399	388
PVH Corp	1,959	207
Ralph Lauren Corp, Cl A	1,405	173
Ross Stores Inc	9,936	1,191
Royal Caribbean Cruises Ltd	6,100	522
Starbucks Corp	32,687	3,572
Tapestry Inc *	7,519	310
Target Corp, Cl A	13,928	2,759
Tesla Inc *	21,334	14,250
TJX Cos Inc/The	33,286	2,202
Tractor Supply Co	3,280	581
Ulta Beauty Inc *	1,547	478
Under Armour Inc, Cl A *	5,305	118
Under Armour Inc, Cl C *	5,149	95
VF Corp	8,865	708
Whirlpool Corp	1,751	386
Wynn Resorts Ltd	2,700	338
Yum! Brands Inc	8,370	905

		116,273

Consumer Staples — 6.1%
Altria Group Inc	51,573	2,638
Archer-Daniels-Midland Co	15,575	888
Brown-Forman Corp, Cl B	5,165	356
Campbell Soup Co	5,784	291
Church & Dwight Co Inc	6,900	603
Clorox Co/The	3,542	683
Coca-Cola Co/The	107,649	5,674
Colgate-Palmolive Co	23,495	1,852
Conagra Brands Inc	13,565	510
Constellation Brands Inc, Cl A	4,753	1,084

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Costco Wholesale Corp	12,336	$4,348
Estee Lauder Cos Inc/The, Cl A	6,343	1,845
General Mills Inc	17,086	1,048
Hershey Co/The	4,112	650
Hormel Foods Corp	7,908	378
J M Smucker Co/The	3,053	386
Kellogg Co	7,167	454
Kimberly-Clark Corp	9,403	1,307
Kraft Heinz Co/The	18,108	724
Kroger Co/The	21,236	764
Lamb Weston Holdings Inc	4,000	310
McCormick & Co Inc/MD	6,932	618
Molson Coors Beverage Co, Cl B	5,251	269
Mondelez International Inc, Cl A	39,220	2,296
Monster Beverage Corp *	10,354	943
PepsiCo Inc	38,259	5,412
Philip Morris International Inc	43,187	3,832
Procter & Gamble Co/The	68,345	9,256
Sysco Corp, Cl A	14,220	1,120
Tyson Foods Inc, Cl A	8,203	610
Walgreens Boots Alliance Inc	20,057	1,101
Walmart Inc	38,456	5,223

		57,473

Energy — 2.8%
APA	10,900	195
Baker Hughes Co, Cl A	19,449	420
Cabot Oil & Gas Corp	11,113	209
Chevron Corp	53,478	5,604
ConocoPhillips	37,790	2,002
Devon Energy Corp	16,713	365
Diamondback Energy Inc, Cl A	5,100	375
EOG Resources Inc	16,146	1,171
Exxon Mobil Corp	117,546	6,563
Halliburton Co	24,742	531
Hess Corp	7,575	536
HollyFrontier Corp	4,300	154
Kinder Morgan Inc	54,282	904
Marathon Oil Corp	22,556	241
Marathon Petroleum Corp	18,160	971
NOV Inc	11,268	155
Occidental Petroleum Corp	23,162	616
ONEOK Inc	12,309	623
Phillips 66	12,175	993
Pioneer Natural Resources Co	5,704	906
Schlumberger NV, Cl A	38,900	1,058
Valero Energy Corp	11,421	818
Williams Cos Inc/The	33,869	802

		26,212

Financials — 11.2%
Aflac Inc	17,934	918
Allstate Corp/The	8,459	972

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	18,132	$2,565
American International Group Inc	24,035	1,111
Ameriprise Financial Inc	3,284	763
Aon PLC, Cl A	6,229	1,433
Arthur J Gallagher & Co	5,400	674
Assurant Inc	1,605	227
Bank of America Corp	210,945	8,161
Bank of New York Mellon Corp/The	22,599	1,069
Berkshire Hathaway Inc, Cl B *	52,893	13,513
BlackRock Inc	3,903	2,943
Capital One Financial Corp	12,755	1,623
Cboe Global Markets Inc	3,000	296
Charles Schwab Corp/The	41,536	2,707
Chubb Ltd	12,539	1,981
Cincinnati Financial Corp	4,183	431
Citigroup Inc	57,951	4,216
Citizens Financial Group Inc	11,800	521
CME Group Inc	9,967	2,035
Comerica Inc	3,792	272
Discover Financial Services	8,530	810
Everest Re Group Ltd	1,137	282
Fifth Third Bancorp	19,811	742
First Republic Bank/CA	4,900	817
Franklin Resources Inc	7,550	223
Globe Life Inc	2,639	255
Goldman Sachs Group Inc/The	9,565	3,128
Hartford Financial Services Group Inc/The	9,886	660
Huntington Bancshares Inc/OH	28,414	447
Intercontinental Exchange Inc	15,605	1,743
Invesco Ltd	10,500	265
JPMorgan Chase & Co	84,676	12,890
KeyCorp	26,783	535
Lincoln National Corp	4,998	311
Loews Corp	6,462	331
M&T Bank Corp	3,625	550
MarketAxess Holdings Inc	1,000	498
Marsh & McLennan Cos Inc	14,159	1,725
MetLife Inc	20,839	1,267
Moody’s Corp	4,463	1,333
Morgan Stanley	41,604	3,231
MSCI Inc, Cl A	2,300	964
Nasdaq Inc, Cl A	3,200	472
Northern Trust Corp	5,809	611
People’s United Financial Inc	11,400	204
PNC Financial Services Group Inc/The	11,784	2,067
Principal Financial Group Inc, Cl A	7,157	429
Progressive Corp/The	16,285	1,557
Prudential Financial Inc	11,066	1,008
Raymond James Financial Inc	3,439	421
Regions Financial Corp	26,763	553
S&P Global Inc	6,651	2,347
State Street Corp	9,845	827

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SVB Financial Group, Cl B *	1,400	$691
Synchrony Financial	15,263	621
T Rowe Price Group Inc	6,340	1,088
Travelers Cos Inc/The	7,056	1,061
Truist Financial Corp	37,396	2,181
Unum Group	5,661	157
US Bancorp	37,923	2,097
W R Berkley Corp	3,800	286
Wells Fargo & Co	114,715	4,482
Willis Towers Watson PLC	3,621	829
Zions Bancorp NA	4,560	251

		105,678

Health Care — 12.9%
Abbott Laboratories	49,199	5,896
AbbVie Inc	49,050	5,308
ABIOMED Inc *	1,200	382
Agilent Technologies Inc	8,515	1,083
Alexion Pharmaceuticals Inc *	6,100	933
Align Technology Inc *	2,031	1,100
AmerisourceBergen Corp, Cl A	4,096	484
Amgen Inc, Cl A	16,022	3,986
Anthem Inc	6,827	2,451
Baxter International Inc	14,135	1,192
Becton Dickinson and Co	8,021	1,950
Biogen Inc *	4,249	1,189
Bio-Rad Laboratories Inc, Cl A *	600	343
Boston Scientific Corp *	39,312	1,519
Bristol-Myers Squibb Co	62,197	3,927
Cardinal Health Inc	8,159	496
Catalent Inc *	4,600	484
Centene Corp *	16,108	1,029
Cerner Corp	8,500	611
Cigna Corp	9,731	2,352
Cooper Cos Inc/The, Cl A	1,400	538
CVS Health Corp	36,376	2,736
Danaher Corp, Cl A	17,630	3,968
DaVita Inc *	2,005	216
DENTSPLY SIRONA Inc	6,209	396
Dexcom Inc *	2,648	952
Edwards Lifesciences Corp, Cl A *	17,449	1,459
Eli Lilly and Co	22,108	4,130
Gilead Sciences Inc	34,884	2,254
HCA Healthcare Inc	7,405	1,395
Henry Schein Inc *	3,900	270
Hologic Inc *	7,100	528
Humana Inc	3,558	1,492
IDEXX Laboratories Inc *	2,400	1,174
Illumina Inc *	4,000	1,536
Incyte Corp *	5,200	423
Intuitive Surgical Inc *	3,255	2,405
IQVIA Holdings Inc *	5,300	1,024
Johnson & Johnson	73,025	12,002

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laboratory Corp of America Holdings *	2,663	$679
McKesson Corp	4,429	864
Medtronic PLC	37,372	4,415
Merck & Co Inc	70,276	5,418
Mettler-Toledo International Inc *	650	751
PerkinElmer Inc	3,140	403
Perrigo Co PLC	3,704	150
Pfizer Inc	154,856	5,610
Quest Diagnostics Inc	3,724	478
Regeneron Pharmaceuticals Inc *	2,959	1,400
ResMed Inc	4,090	794
STERIS PLC	2,389	455
Stryker Corp	9,068	2,209
Teleflex Inc	1,273	529
Thermo Fisher Scientific Inc	10,969	5,006
UnitedHealth Group Inc	26,208	9,751
Universal Health Services Inc, Cl B	2,100	280
Varian Medical Systems Inc *	2,605	460
Vertex Pharmaceuticals Inc *	7,181	1,543
Viatris Inc, Cl W *	33,557	469
Waters Corp *	1,747	496
West Pharmaceutical Services Inc	2,100	592
Zimmer Biomet Holdings Inc	5,822	932
Zoetis Inc, Cl A	13,246	2,086

		121,383

Industrials — 8.8%
3M Co	16,076	3,098
A O Smith Corp	3,700	250
Alaska Air Group Inc	3,500	242
Allegion	2,570	323
American Airlines Group Inc	17,909	428
AMETEK Inc	6,400	817
Boeing Co/The *	15,177	3,866
Carrier Global Corp	22,744	960
Caterpillar Inc, Cl A	15,134	3,509
CH Robinson Worldwide Inc	3,705	354
Cintas Corp	2,468	842
Copart Inc *	5,800	630
CSX Corp	21,272	2,051
Cummins Inc	4,144	1,074
Deere & Co	8,742	3,271
Delta Air Lines Inc, Cl A *	17,813	860
Dover Corp	4,037	554
Eaton Corp PLC	11,108	1,536
Emerson Electric Co	16,715	1,508
Equifax Inc	3,430	621
Expeditors International of Washington Inc	4,761	513
Fastenal Co, Cl A	16,018	805
FedEx Corp	6,765	1,922
Fortive Corp	9,387	663
Fortune Brands Home & Security Inc	3,900	374
Generac Holdings Inc *	1,700	557

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Dynamics Corp	6,459	$1,173
General Electric Co	243,309	3,195
Honeywell International Inc	19,277	4,184
Howmet Aerospace Inc	10,878	349
Huntington Ingalls Industries Inc, Cl A	1,134	233
IDEX Corp	2,100	440
IHS Markit Ltd	10,400	1,006
Illinois Tool Works Inc	7,965	1,764
Ingersoll Rand Inc *	10,433	513
Jacobs Engineering Group Inc	3,604	466
JB Hunt Transport Services Inc	2,251	378
Johnson Controls International PLC	19,999	1,193
Kansas City Southern	2,500	660
L3Harris Technologies Inc	5,709	1,157
Lockheed Martin Corp	6,876	2,541
Masco Corp	7,184	430
Nielsen Holdings PLC	9,700	244
Norfolk Southern Corp	7,030	1,888
Northrop Grumman Corp	4,341	1,405
Old Dominion Freight Line Inc, Cl A	2,700	649
Otis Worldwide Corp	11,322	775
PACCAR Inc	9,667	898
Parker-Hannifin Corp, Cl A	3,571	1,126
Pentair PLC	4,566	285
Quanta Services Inc	3,800	334
Raytheon Technologies Corp	42,160	3,258
Republic Services Inc	5,783	575
Robert Half International Inc	3,132	245
Rockwell Automation Inc	3,230	857
Rollins Inc	6,300	217
Roper Technologies Inc	2,865	1,156
Snap-on Inc	1,453	335
Southwest Airlines Co, Cl A	16,462	1,005
Stanley Black & Decker Inc	4,422	883
Teledyne Technologies Inc *	1,000	414
Textron Inc	6,407	359
Trane Technologies PLC	6,604	1,093
TransDigm Group Inc *	1,500	882
Union Pacific Corp	18,574	4,094
United Airlines Holdings Inc *	8,900	512
United Parcel Service Inc, Cl B	19,972	3,395
United Rentals Inc *	2,000	659
Verisk Analytics Inc, Cl A	4,489	793
Waste Management Inc	10,828	1,397
Westinghouse Air Brake Technologies Corp	4,990	395
WW Grainger Inc	1,231	494
Xylem Inc/NY	5,000	526

		82,458

Information Technology — 26.4%
Accenture PLC, Cl A	17,581	4,857
Adobe Inc *	13,269	6,308
Advanced Micro Devices Inc *	33,600	2,638

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Akamai Technologies Inc *	4,504	$459
Amphenol Corp, Cl A	16,618	1,096
Analog Devices Inc	10,271	1,593
ANSYS Inc *	2,400	815
Apple Inc	438,162	53,522
Applied Materials Inc	25,450	3,400
Arista Networks Inc *	1,500	453
Autodesk Inc, Cl A *	6,066	1,681
Automatic Data Processing Inc	11,859	2,235
Broadcom Inc	11,316	5,247
Broadridge Financial Solutions Inc	3,244	497
Cadence Design Systems Inc *	7,800	1,068
CDW Corp/DE	3,900	646
Cisco Systems Inc/Delaware	117,161	6,058
Citrix Systems Inc	3,442	483
Cognizant Technology Solutions Corp, Cl A	14,705	1,149
Corning Inc, Cl B	21,308	927
DXC Technology Co	6,830	213
Enphase Energy Inc *	3,600	584
F5 Networks Inc, Cl A *	1,728	360
Fidelity National Information Services Inc, Cl B	17,265	2,428
Fiserv Inc, Cl A *	15,920	1,895
FleetCor Technologies Inc *	2,269	609
FLIR Systems Inc	3,500	198
Fortinet Inc *	3,812	703
Gartner Inc *	2,500	456
Global Payments Inc	8,227	1,658
Hewlett Packard Enterprise Co	36,091	568
HP Inc	34,991	1,111
Intel Corp	112,797	7,219
International Business Machines Corp	24,848	3,311
Intuit Inc	7,643	2,928
IPG Photonics Corp *	1,000	211
Jack Henry & Associates Inc	2,100	319
Juniper Networks Inc	9,000	228
Keysight Technologies Inc *	5,200	746
KLA Corp	4,225	1,396
Lam Research Corp	3,964	2,360
Leidos Holdings Inc	3,800	366
Mastercard Inc, Cl A	24,346	8,668
Maxim Integrated Products Inc	7,500	685
Microchip Technology Inc	7,304	1,134
Micron Technology Inc *	31,069	2,741
Microsoft Corp	209,415	49,374
Monolithic Power Systems Inc	1,200	424
Motorola Solutions Inc	4,689	882
NetApp Inc	6,285	457
NortonLifeLock Inc	16,247	345
NVIDIA Corp	17,229	9,199
NXP Semiconductors NV	7,700	1,550
Oracle Corp, Cl B	51,523	3,615

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex Inc	8,969	$879
Paycom Software Inc *	1,400	518
PayPal Holdings Inc *	32,492	7,890
Qorvo Inc *	3,100	566
QUALCOMM Inc	31,554	4,184
salesforce.com Inc *	25,521	5,407
Seagate Technology PLC	5,600	430
ServiceNow Inc *	5,406	2,704
Skyworks Solutions Inc	4,604	845
Synopsys Inc *	4,250	1,053
TE Connectivity Ltd	9,209	1,189
Teradyne Inc	4,600	560
Texas Instruments Inc	25,503	4,820
Trimble Inc *	7,000	545
Tyler Technologies Inc *	1,100	467
VeriSign Inc *	2,800	557
Visa Inc, Cl A	47,061	9,964
Western Digital Corp	8,574	572
Western Union Co/The	11,334	279
Xilinx Inc	6,853	849
Zebra Technologies Corp, Cl A *	1,500	728

		249,079

Materials — 2.7%
Air Products and Chemicals Inc	6,166	1,735
Albemarle Corp	3,300	482
Amcor PLC	43,532	509
Avery Dennison Corp	2,315	425
Ball Corp	9,172	777
Celanese Corp, Cl A	3,200	479
CF Industries Holdings Inc	5,850	265
Corteva Inc	20,573	959
Dow Inc	20,706	1,324
DuPont de Nemours Inc	14,970	1,157
Eastman Chemical Co	3,820	421
Ecolab Inc	6,875	1,472
FMC Corp	3,600	398
Freeport-McMoRan Inc, Cl B	40,409	1,331
International Flavors & Fragrances Inc	6,873	960
International Paper Co	10,874	588
Linde PLC	14,518	4,067
LyondellBasell Industries NV, Cl A	7,074	736
Martin Marietta Materials Inc, Cl A	1,719	577
Mosaic Co/The	9,709	307
Newmont Corp	22,325	1,346
Nucor Corp	8,395	674
Packaging Corp of America	2,700	363
PPG Industries Inc	6,590	990
Sealed Air Corp	4,328	198
Sherwin-Williams Co/The, Cl A	2,195	1,620
Vulcan Materials Co	3,649	616

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	7,384	$384

		25,160

Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	3,400	559
American Tower Corp, Cl A ‡	12,295	2,939
AvalonBay Communities Inc ‡	3,915	722
Boston Properties Inc ‡	4,000	405
CBRE Group Inc, Cl A *‡	9,409	744
Crown Castle International Corp ‡	12,004	2,066
Digital Realty Trust Inc, Cl A ‡	7,769	1,094
Duke Realty Corp ‡	10,400	436
Equinix Inc ‡	2,439	1,658
Equity Residential ‡	9,544	684
Essex Property Trust Inc ‡	1,800	489
Extra Space Storage Inc ‡	3,700	490
Federal Realty Investment Trust ‡	1,800	183
Healthpeak Properties Inc ‡	15,200	482
Host Hotels & Resorts Inc ‡	19,674	332
Iron Mountain Inc ‡	8,038	298
Kimco Realty Corp ‡	11,613	218
Mid-America Apartment Communities Inc ‡	3,200	462
Prologis Inc ‡	20,620	2,186
Public Storage ‡	4,166	1,028
Realty Income Corp ‡	10,400	660
Regency Centers Corp ‡	4,399	250
SBA Communications Corp, Cl A ‡	3,049	846
Simon Property Group Inc ‡	8,906	1,013
UDR Inc ‡	8,200	360
Ventas Inc ‡	10,432	556
Vornado Realty Trust ‡	4,377	199
Welltower Inc ‡	11,600	831
Weyerhaeuser Co ‡	20,761	739

		22,929

Utilities — 2.6%
AES Corp/The	18,690	501
Alliant Energy Corp	6,900	374
Ameren Corp	6,953	566
American Electric Power Co Inc	13,815	1,170
American Water Works Co Inc	5,000	749
Atmos Energy Corp	3,400	336
CenterPoint Energy Inc	15,485	351
CMS Energy Corp	8,001	490
Consolidated Edison Inc	9,533	713
Dominion Energy Inc	22,487	1,708
DTE Energy Co	5,445	725
Duke Energy Corp	21,316	2,058
Edison International	10,657	624
Entergy Corp	5,526	550
Evergy Inc	6,299	375
Eversource Energy	9,535	826
Exelon Corp	27,055	1,183

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy Corp	15,023	$521
NextEra Energy Inc	54,380	4,112
NiSource Inc	10,444	252
NRG Energy Inc	6,613	249
Pinnacle West Capital Corp	3,149	256
PPL Corp	21,571	622
Public Service Enterprise Group Inc	14,130	851
Sempra Energy	8,445	1,120
Southern Co/The	29,435	1,830
WEC Energy Group Inc	8,819	825

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	14,736	$980

		24,917

Total Common Stock (Cost $267,301) ($ Thousands)		933,527

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,427,474	6,427

Total Cash Equivalent (Cost $6,427) ($ Thousands)		6,427

Total Investments in Securities — 99.7% (Cost $273,728) ($ Thousands)		$939,954

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	38	Jun-2021	$7,498	$7,538	$ 40

Percentages are based on Net Assets of $942,319 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	40	–	–	40

Total Other Financial Instruments	60	–	–	40

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 349	$ 1,842	$ (2,191)	$—	$—	$ —	—	$3	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,428	45,940	(51,941)	—	—	6,427	6,427,474	1	—

Totals	$12,777	$47,782	$(54,132)	$—	$—	$6,427		$4	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Communication Services — 3.1%
Boingo Wireless Inc *	18,460	$260
Boston Omaha Corp, Cl A *	6,651	197
Cable One Inc	709	1,296
Cars.com Inc *	31,960	414
Cinemark Holdings Inc	109,386	2,233
Cogent Communications Holdings Inc	33,336	2,292
comScore Inc *	61,033	223
Consolidated Communications Holdings Inc *	99,586	717
EW Scripps Co/The, Cl A	30,926	596
Iridium Communications Inc *	16,191	668
Liberty Latin America Ltd, Cl A *	13,280	170
Lions Gate Entertainment Corp, Cl A *(A)	272,867	4,079
MediaAlpha Inc, Cl A *	8,100	287
MSG Networks Inc *	41,543	625
Nexstar Media Group Inc, Cl A	13,784	1,936
Ooma Inc *	30,733	487
QuinStreet Inc *	54,671	1,110
TechTarget Inc *	4,768	331
TEGNA Inc	122,513	2,307
TripAdvisor Inc *	9,393	505
TrueCar Inc *	122,527	586

		21,319

Consumer Discretionary — 15.9%
1-800-Flowers.com Inc, Cl A *	22,280	615
Aaron’s Co Inc/The	66,029	1,696
Abercrombie & Fitch Co, Cl A *	26,277	902
Academy Sports & Outdoors Inc *	51,800	1,398
Advance Auto Parts Inc	8,299	1,523
American Axle & Manufacturing Holdings Inc *	22,340	216
American Eagle Outfitters Inc	104,368	3,052
American Outdoor Brands Inc *	30,348	765
American Public Education Inc *	36,088	1,286
America’s Car-Mart Inc/TX *	4,918	749
At Home Group Inc *	28,437	816
Bally’s Corp	12,515	813
Beazer Homes USA Inc, Cl A *	13,247	277
Biglari Holdings Inc, Cl B *	1,426	189
Bloomin’ Brands Inc	49,985	1,352
Boyd Gaming Corp *	9,881	583
Brinker International Inc	16,985	1,207
Brunswick Corp/DE	28,098	2,680
Buckle Inc/The	16,590	652
Caleres Inc	29,580	645
Callaway Golf Co	37,460	1,002
Carriage Services Inc	35,589	1,252
Carter’s Inc	12,683	1,128
Cato Corp/The, Cl A	38,430	461
Century Communities Inc *	22,258	1,343

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Churchill Downs Inc	2,459	$559
Chuy’s Holdings Inc *	16,925	750
Citi Trends Inc	8,845	741
Cooper-Standard Holdings Inc *	44,867	1,630
Core-Mark Holding Co Inc, Cl A	48,316	1,869
Crocs Inc *	9,396	756
Dave & Buster’s Entertainment Inc	14,589	699
Deckers Outdoor Corp *	3,963	1,309
Del Taco Restaurants Inc	15,540	149
Dick’s Sporting Goods Inc	7,018	534
Domino’s Pizza Inc	3,609	1,327
Dorman Products Inc *	6,476	665
El Pollo Loco Holdings Inc *	48,231	777
Ethan Allen Interiors Inc	50,330	1,390
Fiesta Restaurant Group Inc *	20,350	256
Fisker Inc *(A)	21,284	366
Five Below Inc *	3,150	601
Funko Inc, Cl A *	25,500	502
Genesco Inc *	3,350	159
Goodyear Tire & Rubber Co/The	44,916	789
Green Brick Partners Inc *	47,568	1,079
GrowGeneration Corp *	13,145	653
Hamilton Beach Brands Holding Co, Cl A	20,555	373
Haverty Furniture Cos Inc	36,326	1,351
Hibbett Sports Inc *	10,063	693
Hooker Furniture Corp	31,656	1,154
Inspired Entertainment Inc *	72,100	670
Installed Building Products Inc	6,222	690
Johnson Outdoors Inc, Cl A	10,311	1,472
KB Home	33,971	1,581
Kontoor Brands Inc	10,964	532
Lands’ End Inc *	5,740	142
Lifetime Brands Inc	38,080	559
Lithia Motors Inc, Cl A	3,270	1,276
Lovesac Co/The *	18,560	1,050
Lumber Liquidators Holdings Inc *	6,060	152
M/I Homes Inc *	13,521	799
Magnite Inc *	8,746	364
Marine Products Corp	9,863	160
MarineMax Inc *	6,850	338
Marriott Vacations Worldwide Corp	3,111	542
Mattel Inc *	29,778	593
MDC Holdings Inc	9,506	565
Modine Manufacturing Co *	308,036	4,550
Monro Inc	29,327	1,930
Motorcar Parts of America *	8,030	181
Movado Group Inc	18,066	514
Murphy USA Inc	13,183	1,906
Nautilus Inc *	10,130	158
Noodles & Co, Cl A *	23,355	242
Norwegian Cruise Line Holdings Ltd *(A)	72,423	1,998
Oxford Industries Inc, Cl A	9,971	872

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Papa John’s International Inc, Cl A	5,843	$518
Penn National Gaming Inc *	6,074	637
Penske Automotive Group Inc, Cl A	7,137	573
Pool Corp	4,404	1,520
Purple Innovation Inc, Cl A *	7,102	225
Rent-A-Center Inc/TX	28,068	1,618
Revolve Group Inc, Cl A *	11,009	495
Rocky Brands Inc	8,591	464
SeaWorld Entertainment Inc *	10,903	542
Shake Shack Inc, Cl A *	6,054	683
Shoe Carnival Inc	14,989	928
Shutterstock Inc	33,810	3,010
Skechers USA Inc, Cl A *	12,955	540
Skyline Champion Corp *	14,530	658
Sleep Number Corp *	5,206	747
Smith & Wesson Brands Inc	8,251	144
Sonos Inc *	41,100	1,540
Sportsman’s Warehouse Holdings Inc *	29,999	517
Steven Madden Ltd	20,869	778
Superior Group of Cos Inc	13,017	331
Taylor Morrison Home Corp, Cl A *	78,818	2,428
Tempur Sealy International Inc	15,781	577
Tenneco Inc, Cl A *	17,500	188
Texas Roadhouse Inc, Cl A *	6,035	579
Thor Industries Inc	3,980	536
Tilly’s Inc, Cl A *	104,470	1,183
Tractor Supply Co	11,393	2,017
Travel + Leisure Co	8,175	500
Turtle Beach Corp *	27,150	724
Unifi Inc *	56,178	1,548
Urban Outfitters Inc *	79,389	2,952
Vera Bradley Inc *	68,425	691
Vista Outdoor Inc *	45,060	1,445
VOXX International Corp, Cl A *	19,307	368
Waitr Holdings Inc *	229,950	674
Weyco Group Inc	8,886	192
Wingstop Inc, Cl A	7,185	914
Winmark Corp	4,492	837
XPEL Inc *	25,952	1,348
YETI Holdings Inc *	10,348	747
Zumiez Inc *	14,742	632

		109,117

Consumer Staples — 4.9%
Calavo Growers Inc	19,399	1,506
Cal-Maine Foods Inc	16,361	629
Casey’s General Stores Inc	7,755	1,677
Celsius Holdings Inc *	12,066	580
Central Garden & Pet Co, Cl A *	31,515	1,746
Darling Ingredients Inc *	16,218	1,193
elf Beauty Inc *	24,595	660
Energizer Holdings Inc	12,825	609
Freshpet Inc *	4,507	716

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hain Celestial Group Inc/The *	12,352	$539
Hostess Brands Inc, Cl A *	70,063	1,005
Ingles Markets Inc, Cl A	12,340	761
Ingredion Inc	19,702	1,772
Inter Parfums Inc	10,100	716
Lamb Weston Holdings Inc	17,609	1,364
Landec Corp *	19,377	205
Lifevantage Corp *	74,613	698
Medifast Inc	5,271	1,116
MGP Ingredients Inc	15,354	908
Natural Grocers by Vitamin Cottage Inc	51,454	903
Pilgrim’s Pride Corp *	155,282	3,694
Sanderson Farms Inc	10,536	1,641
SpartanNash Co	30,485	598
Spectrum Brands Holdings Inc	7,747	658
Tootsie Roll Industries Inc	34,702	1,150
TreeHouse Foods Inc *	40,874	2,135
Turning Point Brands Inc	24,577	1,282
United Natural Foods Inc *	13,080	431
Utz Brands Inc	22,247	551
Village Super Market Inc, Cl A	22,923	540
WD-40 Co	2,159	661
Weis Markets Inc	19,991	1,130

		33,774

Energy — 3.0%
Berry Corp	32,860	181
Bonanza Creek Energy Inc *	24,965	892
Cabot Oil & Gas Corp	112,230	2,108
Cactus Inc, Cl A	37,500	1,148
ChampionX Corp *	33,646	731
Cimarex Energy Co	60,973	3,621
Clean Energy Fuels Corp *	30,422	418
Delek US Holdings Inc	193,244	4,209
DHT Holdings Inc	29,980	178
Diamondback Energy Inc, Cl A	28,141	2,068
DMC Global Inc	8,913	484
Helmerich & Payne Inc	25,612	690
HollyFrontier Corp	18,320	655
National Energy Services Reunited Corp *	20,990	260
PDC Energy Inc, Cl A *	26,422	909
Peabody Energy Corp *	35,170	108
ProPetro Holding Corp *	36,655	391
RPC Inc *	34,660	187
Scorpio Tankers Inc	17,160	317
Select Energy Services Inc, Cl A *	34,427	171
Solaris Oilfield Infrastructure Inc, Cl A	17,980	220
Talos Energy Inc *	17,434	210
Texas Pacific Land Corp	356	566

		20,722

Financials — 18.9%
Affiliated Managers Group Inc	6,554	977

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amalgamated Financial Corp	21,600	$358
Amerant Bancorp Inc, Cl A *	7,966	148
American Equity Investment Life Holding Co	88,923	2,804
Argo Group International Holdings Ltd	28,204	1,419
Artisan Partners Asset Management Inc, Cl A	16,185	844
Atlantic Capital Bancshares Inc *	16,935	408
B Riley Financial Inc	6,551	369
Banc of California Inc	36,251	655
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,680	192
Bancorp Inc/The *	14,058	291
Bank of Marin Bancorp	10,419	408
Bank of NT Butterfield & Son Ltd/The	50,867	1,944
Bank OZK	51,428	2,101
BankUnited Inc	183,162	8,050
Blackstone Mortgage Trust Inc, Cl A ‡	15,390	477
Bridgewater Bancshares Inc *	14,250	230
BRP Group Inc, Cl A *	11,981	326
Cadence BanCorp, Cl A	36,563	758
Capital Bancorp Inc *	11,076	214
Caretrust ‡	29,839	695
Carter Bankshares Inc *	22,130	309
Central Pacific Financial Corp	42,964	1,146
Chimera Investment Corp ‡	19,000	241
CNO Financial Group Inc	207,866	5,049
Cohen & Steers Inc	28,023	1,831
Community Bankers Trust Corp	17,670	156
Community Financial Corp/The	6,538	224
Cowen Inc, Cl A	15,014	528
Crawford & Co, Cl A	36,940	393
Curo Group Holdings Corp	12,663	185
Customers Bancorp Inc *	41,864	1,332
Donnelley Financial Solutions Inc *	32,751	911
Dynex Capital Inc ‡	34,852	660
Enova International Inc *	9,740	346
ESSA Bancorp Inc	10,706	171
EZCORP Inc, Cl A *	68,000	338
FactSet Research Systems Inc	4,168	1,286
Farmers National Banc Corp	21,760	363
Federated Hermes Inc, Cl B	19,937	624
First Bancshares Inc/The	5,573	204
First Citizens BancShares Inc/NC, Cl A	716	598
First Commonwealth Financial Corp	188,987	2,716
First Community Bankshares Inc	45,619	1,368
First Financial Bankshares Inc, Cl A	16,757	783
First Financial Corp/IN	6,440	290
First Horizon Corp	285,435	4,827
First Midwest Bancorp Inc/IL	111,360	2,440
First of Long Island Corp/The	13,501	287
Flagstar Bancorp Inc	19,168	864
Flushing Financial Corp	26,923	572

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FNB Corp/PA	524,247	$6,658
Glacier Bancorp Inc, Cl A	9,736	556
Globe Life Inc	12,562	1,214
Granite Point Mortgage Trust Inc ‡	43,007	515
Greenhill & Co Inc	25,637	423
Greenlight Capital Re Ltd, Cl A *	19,430	169
Hanmi Financial Corp	17,010	336
Hanover Insurance Group Inc/The, Cl A	13,320	1,724
HarborOne Bancorp Inc	74,190	999
HBT Financial Inc	23,580	404
HCI Group Inc	10,970	843
Hercules Capital Inc, Cl A	99,630	1,597
Heritage Commerce Corp	15,911	194
Heritage Insurance Holdings Inc	18,210	202
Hilltop Holdings Inc	23,298	795
Home BancShares Inc/AR	79,031	2,138
HomeTrust Bancshares Inc	13,650	332
Independent Bank Corp/MI	8,850	209
Interactive Brokers Group Inc, Cl A	6,984	510
Kemper Corp, Cl A	11,820	942
LPL Financial Holdings Inc	5,069	721
Macatawa Bank Corp	36,993	368
MarketAxess Holdings Inc	1,998	995
Mercantile Bank Corp	7,970	259
Merchants Bancorp/IN	21,737	912
Metropolitan Bank Holding Corp *	7,379	372
MGIC Investment Corp	143,739	1,991
Moelis & Co, Cl A	13,522	742
Morningstar Inc, Cl A	5,407	1,217
Mr Cooper Group Inc *	13,086	455
Nelnet Inc, Cl A	3,791	276
Northeast Bank	8,680	229
OFG Bancorp	90,969	2,058
OneMain Holdings Inc, Cl A	11,016	592
OP Bancorp	15,158	159
Oportun Financial Corp *	11,720	243
Origin Bancorp Inc	25,937	1,100
Pacific Premier Bancorp Inc	18,725	813
PacWest Bancorp	128,068	4,886
PCSB Financial Corp	19,520	324
Peapack-Gladstone Financial Corp	10,530	325
Peoples Bancorp Inc/OH	30,640	1,016
Pinnacle Financial Partners Inc	38,272	3,393
Piper Sandler Cos	7,046	773
Popular Inc	7,598	534
Premier Financial Corp	24,568	817
Professional Holding Corp, Cl A *	10,139	186
Prosperity Bancshares Inc	21,474	1,608
Provident Bancorp Inc	14,136	204
Provident Financial Services Inc	31,934	711
Pzena Investment Management Inc, Cl A	33,840	356
RBB Bancorp	22,380	454

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ready Capital Corp ‡	10,327	$139
Regional Management Corp	6,593	229
Reliant Bancorp Inc	27,679	795
Richmond Mutual BanCorp Inc	12,940	175
Safeguard Scientifics Inc *	55,761	380
Selectquote Inc *	44,662	1,318
ServisFirst Bancshares Inc	13,963	856
Signature Bank/New York NY, Cl B	3,295	745
Silvercrest Asset Management Group Inc, Cl A	10,380	149
StepStone Group Inc, Cl A	42,675	1,505
Sterling Bancorp/DE	103,926	2,392
Stewart Information Services Corp	13,714	714
Towne Bank/Portsmouth VA	25,025	761
Trean Insurance Group Inc *	17,210	278
TriState Capital Holdings Inc *	15,768	364
UMB Financial Corp	7,610	703
Umpqua Holdings Corp	324,780	5,700
United Community Banks Inc/GA	22,597	771
Unity Bancorp Inc	8,980	198
Universal Insurance Holdings Inc	11,230	161
Univest Financial Corp	65,422	1,870
Virtus Investment Partners Inc	3,364	792
Waterstone Financial Inc	58,405	1,193
Western Alliance Bancorp	25,941	2,450
WisdomTree Investments Inc	47,480	297

		129,494

Health Care — 10.3%
Abeona Therapeutics Inc *	186,340	350
Acadia Healthcare Co Inc, Cl A *	10,749	614
Accuray Inc *	67,774	336
Aclaris Therapeutics Inc *	28,765	725
AdaptHealth Corp, Cl A *	18,285	672
Affimed NV *	151,129	1,195
Agenus Inc *	219,838	598
Albireo Pharma Inc *	6,240	220
Alphatec Holdings Inc *	39,162	618
AMN Healthcare Services Inc *	25,875	1,907
AnaptysBio Inc *	37,990	819
Anika Therapeutics Inc *	13,093	534
Apyx Medical Corp *	28,295	273
Ardelyx Inc *	25,938	172
Atreca Inc, Cl A *	10,931	168
Avid Bioservices Inc *	25,216	460
Avidity Biosciences Inc *	31,920	696
BioDelivery Sciences International Inc *	251,230	982
Blueprint Medicines Corp *	5,716	556
Cassava Sciences Inc *(A)	7,746	348
Castle Biosciences Inc *	7,652	524
Chemed Corp	3,172	1,459
Chiasma Inc *	49,387	155
Co-Diagnostics Inc *(A)	47,707	455

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Computer Programs and Systems Inc	8,980	$275
Covetrus Inc *	21,335	639
Cross Country Healthcare Inc *	32,537	406
Cutera Inc *	26,305	790
CytomX Therapeutics Inc *	20,240	156
CytoSorbents Corp *	29,819	259
Denali Therapeutics Inc *	11,554	660
Dynavax Technologies Corp *	47,290	465
Eagle Pharmaceuticals Inc/DE *	7,648	319
Eargo Inc *	18,715	935
Electromed Inc *	26,216	276
Encompass Health Corp	18,110	1,483
Ensign Group Inc/The	43,286	4,062
Envista Holdings Corp *	38,404	1,567
Enzo Biochem Inc *	115,676	398
Evolent Health Inc, Cl A *	33,829	683
Five Prime Therapeutics Inc *	7,490	282
Fluidigm Corp *	35,140	159
Forma Therapeutics Holdings Inc *	10,220	286
G1 Therapeutics Inc *	9,327	224
Generation Bio Co *	15,751	448
Glaukos Corp *	6,491	545
Halozyme Therapeutics Inc *	8,796	367
Harpoon Therapeutics Inc *	8,046	168
HealthStream Inc *	17,680	395
Heska Corp *	7,827	1,319
Inari Medical Inc *	7,206	771
Innoviva Inc *	45,950	549
Inovalon Holdings Inc, Cl A *	26,661	767
Inspire Medical Systems Inc *	5,196	1,076
Integra LifeSciences Holdings Corp *	28,724	1,985
Intersect ENT Inc *	15,000	313
Invacare Corp	25,330	203
iRadimed Corp *	8,441	218
KalVista Pharmaceuticals Inc *	14,317	368
Kindred Biosciences Inc *	34,426	171
Kiniksa Pharmaceuticals Ltd, Cl A *	7,285	135
LeMaitre Vascular Inc	16,483	804
Luminex Corp	59,658	1,903
Marinus Pharmaceuticals Inc *	19,086	295
Medpace Holdings Inc *	5,015	823
MeiraGTx Holdings plc *	24,050	347
Meridian Bioscience Inc *	12,984	341
Minerva Neurosciences Inc *	70,990	207
Mirum Pharmaceuticals Inc *	8,836	175
Mustang Bio Inc *	52,838	175
Neoleukin Therapeutics Inc *	13,200	163
NuVasive Inc *	13,539	888
Omnicell Inc *	4,586	596
OptimizeRx Corp *	15,368	749
Organogenesis Holdings Inc, Cl A *	69,249	1,262
Outset Medical Inc *	23,430	1,274

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens & Minor Inc	40,686	$1,529
Pacific Biosciences of California Inc *	16,766	558
Pennant Group Inc/The *	13,207	605
Pieris Pharmaceuticals Inc *	62,273	160
PMV Pharmaceuticals Inc *	3,050	100
Praxis Precision Medicines Inc *	9,170	300
Precision BioSciences Inc *	21,160	219
Prestige Consumer Healthcare Inc, Cl A *	30,049	1,325
Protagonist Therapeutics Inc *	23,029	596
Prothena Corp PLC *	19,080	479
Pulmonx Corp *	9,529	436
Quanterix Corp *	10,796	631
Quest Diagnostics Inc	11,336	1,455
Quotient Ltd *	40,424	149
R1 RCM Inc *	45,324	1,119
RAPT Therapeutics Inc *	9,436	210
Rigel Pharmaceuticals Inc *	142,406	487
Rocket Pharmaceuticals Inc *	7,773	345
Rubius Therapeutics Inc *	17,600	466
Scholar Rock Holding Corp *	8,091	410
Select Medical Holdings Corp *	46,469	1,585
Sharps Compliance Corp *	11,950	172
SIGA Technologies Inc *	57,085	371
Spectrum Pharmaceuticals Inc *	100,256	327
Spero Therapeutics Inc *	10,209	150
STERIS PLC	9,294	1,770
Surgery Partners Inc *	13,606	602
Surmodics Inc *	6,790	381
Syros Pharmaceuticals Inc *	34,962	262
Tenet Healthcare Corp *	27,206	1,415
TG Therapeutics Inc *	9,188	443
Ultragenyx Pharmaceutical Inc *	4,890	557
Utah Medical Products Inc	1,976	171
Vapotherm Inc *	7,004	168
Vericel Corp *	8,424	468
Viemed Healthcare Inc *	106,934	1,082
Voyager Therapeutics Inc *	30,880	145

		70,608

Industrials — 17.2%
ABM Industries Inc	36,159	1,845
ACCO Brands Corp	521,799	4,404
Advanced Drainage Systems Inc	14,784	1,529
AeroVironment Inc *	3,548	412
AGCO Corp	4,998	718
Air Lease Corp, Cl A	22,289	1,092
Allegiant Travel Co, Cl A *	2,293	560
Allied Motion Technologies Inc	3,590	184
Altra Industrial Motion Corp	37,870	2,095
ArcBest Corp	12,124	853
Atkore Inc *	23,948	1,722
Atlas Air Worldwide Holdings Inc *	14,959	904
Avis Budget Group Inc *	8,300	602

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Badger Meter Inc	15,324	$1,426
Beacon Roofing Supply Inc *	15,932	834
Builders FirstSource Inc *	31,768	1,473
BWX Technologies Inc, Cl W	44,679	2,946
CAI International Inc	40,313	1,835
Carlisle Cos Inc	8,953	1,474
CECO Environmental Corp *	34,573	274
Chart Industries Inc *	3,880	552
CIRCOR International Inc *	19,621	683
Clean Harbors Inc *	19,441	1,634
Cornerstone Building Brands Inc *	108,403	1,521
Covenant Logistics Group Inc, Cl A *	26,918	554
CRA International Inc	15,976	1,192
Daseke Inc *	29,320	249
Ducommun Inc *	13,275	797
DXP Enterprises Inc/TX *	22,615	682
EMCOR Group Inc	11,896	1,334
Energy Recovery Inc *	77,498	1,421
Enerpac Tool Group Corp, Cl A	28,723	750
Ennis Inc	32,768	700
EnPro Industries Inc	12,784	1,090
Evoqua Water Technologies Corp *	28,000	736
Franklin Covey Co *	15,530	439
Franklin Electric Co Inc	8,889	702
Great Lakes Dredge & Dock Corp *	24,150	352
Griffon Corp	24,889	676
Harsco Corp *	44,916	770
HC2 Holdings Inc *	63,610	251
Heidrick & Struggles International Inc	10,869	388
Helios Technologies Inc	9,459	689
Herc Holdings Inc *	5,713	579
Hexcel Corp, Cl A	18,726	1,049
Hillenbrand Inc	29,506	1,408
Huntington Ingalls Industries Inc, Cl A	8,750	1,801
Huron Consulting Group Inc *	20,495	1,033
Insteel Industries Inc	5,891	182
ITT Inc	21,240	1,931
JetBlue Airways Corp *	191,611	3,897
John Bean Technologies Corp, Cl A	4,997	666
KBR Inc	15,000	576
Kelly Services Inc, Cl A	23,053	513
Kforce Inc	13,965	749
Korn Ferry	28,181	1,758
Landstar System Inc	8,150	1,345
Limbach Holdings Inc *	29,636	313
Manitowoc Co Inc/The *	12,260	253
ManTech International Corp/VA, Cl A	16,854	1,466
Masonite International Corp *	20,579	2,372
MasTec Inc *	7,060	662
Matson Inc	19,919	1,329
Mesa Air Group Inc *	10,668	144
Middleby Corp/The *	3,263	541

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Miller Industries Inc/TN	5,529	$255
Montrose Environmental Group Inc *	14,553	730
MRC Global Inc *	63,240	571
MSC Industrial Direct Co Inc, Cl A	22,028	1,987
MYR Group Inc *	10,411	746
Nordson Corp	5,909	1,174
Northwest Pipe Co *	15,641	523
nVent Electric PLC	35,260	984
Oshkosh Corp	5,110	606
Park Aerospace Corp	43,210	571
Powell Industries Inc	23,359	791
Primoris Services Corp	38,577	1,278
Quanex Building Products Corp	52,713	1,383
Quanta Services Inc	6,436	566
Regal Beloit	18,370	2,621
Resideo Technologies Inc *	31,353	886
Resources Connection Inc	25,631	347
REV Group Inc	38,174	731
Rexnord Corp	33,391	1,572
Robert Half International Inc	6,954	543
Rush Enterprises Inc, Cl A	15,489	772
Saia Inc *	3,555	820
Shyft Group Inc/The	27,864	1,037
Simpson Manufacturing Co Inc	6,412	665
SiteOne Landscape Supply Inc *	4,697	802
Snap-on Inc	9,060	2,090
SP Plus Corp *	6,803	223
SPX FLOW Inc	22,153	1,403
Standex International Corp	22,100	2,112
Sterling Construction Co Inc *	16,440	381
Systemax Inc	26,848	1,104
Team Inc *	68,178	786
Terex Corp	18,598	857
Tetra Tech Inc	12,868	1,746
Textainer Group Holdings Ltd *	60,148	1,723
Triton International Ltd	20,817	1,145
Tutor Perini Corp *	34,800	660
UFP Industries Inc	11,171	847
UniFirst Corp/MA	6,638	1,485
Universal Logistics Holdings Inc	7,080	186
Upwork Inc *	24,044	1,077
US Xpress Enterprises Inc, Cl A *	16,512	194
Valmont Industries Inc	2,947	700
Vectrus Inc *	5,700	305
Veritiv Corp *	11,420	486
Vicor Corp *	7,429	632
Vidler Water Resouces Inc *	17,824	159
Wabash National Corp	32,734	615
WESCO International Inc *	45,087	3,901

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willdan Group Inc *	7,290	$299

		117,988

Information Technology — 12.6%
A10 Networks Inc *	126,823	1,219
Agilysys Inc *	3,537	170
Alliance Data Systems Corp	33,369	3,740
Alpha & Omega Semiconductor Ltd *	25,899	847
Ambarella Inc *	5,694	572
American Software Inc/GA, Cl A	20,197	418
AudioCodes Ltd	49,947	1,348
Avaya Holdings Corp *	21,546	604
Avid Technology Inc *	41,362	873
Belden Inc	8,624	383
Blackline Inc *	5,398	585
BM Technologies Inc *	2,934	34
Brightcove Inc *	87,088	1,752
Broadridge Financial Solutions Inc	8,816	1,350
Brooks Automation Inc	8,887	726
CACI International Inc, Cl A *	4,841	1,194
Calix Inc *	31,550	1,094
Cambium Networks Corp *	16,442	768
Casa Systems Inc *	83,836	799
ChannelAdvisor Corp *	34,631	816
CMC Materials Inc	9,724	1,719
Cognex Corp	12,034	999
Cohu Inc	9,550	400
CommVault Systems Inc *	12,949	835
Comtech Telecommunications Corp	14,910	370
Cornerstone OnDemand Inc *	13,399	584
Cree Inc *	3,818	413
CyberOptics Corp *	12,876	334
Digi International Inc *	18,272	347
Digital Turbine Inc *	15,247	1,225
Diodes Inc *	6,330	505
DSP Group Inc *	48,070	685
Echo Global Logistics Inc *	20,255	636
eGain Corp *	24,397	232
ExlService Holdings Inc *	11,001	992
Extreme Networks Inc *	77,713	680
FARO Technologies Inc *	6,541	566
FormFactor Inc *	17,521	790
Genasys Inc *	44,101	295
GSI Technology Inc *	32,018	214
Hackett Group Inc/The	50,097	821
Harmonic Inc, Cl A *	175,569	1,376
Ichor Holdings Ltd *	15,770	848
II-VI Inc *	8,446	577
International Money Express Inc *	59,077	887
J2 Global Inc *	31,467	3,772
Jabil Inc	10,700	558
Jack Henry & Associates Inc	7,579	1,150
Kimball Electronics Inc *	8,329	215

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lattice Semiconductor Corp *	17,266	$777
Littelfuse Inc	7,820	2,068
LiveRamp Holdings Inc *	10,162	527
MACOM Technology Solutions Holdings Inc *	27,777	1,612
Manhattan Associates Inc *	4,024	472
MAXIMUS Inc	16,291	1,451
Mitek Systems Inc *	38,226	557
Napco Security Technologies Inc *	15,801	550
NCR Corp *	74,140	2,813
NeoPhotonics Corp *	102,414	1,224
nLight Inc *	28,636	928
PDF Solutions Inc *	8,739	155
Photronics Inc *	79,355	1,021
Power Integrations Inc	21,554	1,756
QAD Inc, Cl A	2,509	167
Rackspace Technology Inc *	79,148	1,882
Ribbon Communications Inc *	51,660	424
Rimini Street Inc *	91,024	817
Rogers Corp *	11,979	2,255
Sabre Corp *	34,992	518
Sailpoint Technologies Holdings Inc *	8,594	435
Sanmina Corp *	13,793	571
Sapiens International Corp NV	19,939	634
ScanSource Inc *	6,070	182
SecureWorks Corp, Cl A *	64,428	862
Semtech Corp *	9,651	666
Silicon Motion Technology Corp ADR	46,397	2,756
SMART Global Holdings Inc *	28,814	1,326
Sprout Social Inc, Cl A *	11,948	690
SPS Commerce Inc *	6,032	599
StarTek Inc *	32,064	255
Super Micro Computer Inc *	71,106	2,777
Sykes Enterprises Inc *	16,125	711
Synaptics Inc *	6,231	844
SYNNEX Corp	5,333	612
Tenable Holdings Inc *	14,988	542
Teradata Corp *	11,896	459
TTEC Holdings Inc	15,710	1,578
Ultra Clean Holdings Inc *	10,759	624
Universal Display Corp	7,483	1,772
Veeco Instruments Inc *	17,574	365
Viavi Solutions Inc *	104,095	1,634
Vishay Intertechnology Inc	34,023	819
Workiva Inc, Cl A *	4,471	395

		86,399

Materials — 6.0%
Alamos Gold Inc, Cl A	77,709	607
Alcoa Corp *	17,137	557
American Vanguard Corp, Cl B	14,600	298
Amyris Inc *(A)	28,120	537
Avient Corp	16,884	798

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B2Gold Corp	447,146	$1,927
Balchem Corp	5,396	677
Boise Cascade Co	24,764	1,482
Cabot Corp	14,345	752
Century Aluminum Co *	103,814	1,833
Clearwater Paper Corp *	6,950	262
Commercial Metals Co, Cl A	204,819	6,317
Domtar Corp	63,503	2,346
Element Solutions Inc	28,202	516
Forterra Inc *	53,049	1,233
Gold Resource Corp	72,971	193
Hawkins Inc	5,804	195
Ingevity Corp *	9,776	738
Innospec Inc	8,301	852
Koppers Holdings Inc *	18,557	645
Livent Corp *	60,732	1,052
Louisiana-Pacific Corp	32,858	1,822
MP Materials Corp *(A)	11,635	418
Myers Industries Inc	12,449	246
O-I Glass Inc, Cl I	70,560	1,040
Olin Corp	24,002	911
Quaker Chemical Corp	5,518	1,345
Ranpak Holdings Corp, Cl A *	18,180	365
Reliance Steel & Aluminum Co	13,781	2,099
Resolute Forest Products Inc *	66,854	732
Ryerson Holding Corp *	49,426	842
Schnitzer Steel Industries Inc, Cl A	32,335	1,351
Silgan Holdings Inc	17,946	754
Stepan Co	5,333	678
TimkenSteel Corp *	25,640	301
Tredegar Corp	15,620	234
Trinseo SA	12,949	825
US Concrete Inc *	7,799	572
Valvoline Inc	42,869	1,118
W R Grace & Co	22,079	1,322

		40,792

Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	9,166	1,506
American Campus Communities Inc ‡	23,164	1,000
Americold Realty Trust ‡	35,870	1,380
Broadstone Net Lease Inc, Cl A ‡	15,630	286
Columbia Property Trust Inc ‡	59,552	1,018
Corporate Office Properties Trust ‡	26,921	709
Global Medical REIT Inc ‡	24,160	317
Innovative Industrial Properties Inc, Cl A ‡	9,075	1,635
Kennedy-Wilson Holdings Inc ‡	70,836	1,432
Lexington Realty Trust, Cl B ‡	58,109	646
NETSTREIT Corp ‡	13,055	241
Newmark Group Inc, Cl A ‡	205,565	2,057
NexPoint Residential Trust Inc ‡	29,433	1,356
PotlatchDeltic Corp ‡	12,255	648
QTS Realty Trust Inc, Cl A ‡	20,690	1,284

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Value Inc ‡	16,662	$312
Tejon Ranch Co *‡	12,089	202

		16,029

Utilities — 1.9%
Algonquin Power & Utilities Corp	93,528	1,482
American States Water Co	13,531	1,023
Artesian Resources Corp, Cl A	6,596	260
Atlantic Power Corp *	185,190	535
Black Hills Corp, Cl A	16,242	1,085
Consolidated Water Co Ltd	27,004	363
Genie Energy Ltd, Cl B	60,030	381
IDACORP Inc, Cl A	13,077	1,307
Portland General Electric Co	63,870	3,032
Pure Cycle Corp *	63,875	857
Spark Energy Inc, Cl A	42,648	456
Spire Inc	11,821	873
UGI Corp	37,221	1,526
		13,180

Total Common Stock (Cost $463,872) ($ Thousands)		659,422

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
0.020% **†(B)	8,117,859	$8,119

Total Affiliated Partnership (Cost $8,118) ($ Thousands)		8,119

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	25,893,125	25,893

Total Cash Equivalent (Cost $25,893) ($ Thousands)		25,893

Total Investments in Securities — 101.1% (Cost $497,883) ($ Thousands)		$693,434

A list of the open futures contracts held at March 31, 2021 is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional Amount	Value	Appreciation
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)

Russell 2000 Index E-MINI	41	Jun-2021	$4,541	$4,556	$15

Percentages are based on Net Assets of $685,895 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $6,203 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $8,119 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)

Common Stock	659,422	–	–	659,422

Affiliated Partnership	–	8,119	–	8,119

Cash Equivalent	25,893	–	–	25,893

Total Investments in Securities	685,315	8,119	–	693,434

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)

Futures Contracts*

Unrealized Appreciation	15	–	–	15

Total Other Financial Instruments	15	–	–	15

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 9/30/2020	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,415	$ 49,219	$(55,515)	$1	$(1)	$ 8,119	8,117,859	$84	$—
SEI Daily Income Trust, Government Fund, Cl F	9,347	145,852	(129,306)	—	—	25,893	25,893,125	1	—

Totals	$23,762	$195,071	$(184,821)	$1	$(1)	$34,012		$85	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%
Communication Services — 3.9%
Alaska Communications Systems Group Inc	11,754	$38
AMC Networks Inc, Cl A *(A)	19,895	1,058
Cars.com Inc *	39,390	510
Cinemark Holdings Inc	60,668	1,238
Entercom Communications Corp	75,889	398
Entravision Communications Corp, Cl A	12,376	50
EW Scripps Co/The, Cl A	4,877	94
Gray Television Inc	63,378	1,166
IDT Corp, Cl B *	4,485	102
John Wiley & Sons Inc, Cl A	44,260	2,399
Lions Gate Entertainment Corp, Cl A *	151,338	2,262
MSG Networks Inc *(A)	36,416	548
Nexstar Media Group Inc, Cl A	38,144	5,357
Saga Communications Inc, Cl A	482	11
TEGNA Inc	61,761	1,163
Tribune Publishing Co	3,954	71
Yelp Inc, Cl A *	5,944	232

		16,697

Consumer Discretionary — 11.7%
Aaron’s Co Inc/The	11,196	287
American Axle & Manufacturing Holdings Inc *	77,014	744
American Eagle Outfitters Inc	25,215	737
American Public Education Inc *	3,640	130
Big Lots Inc (A)	18,766	1,282
Biglari Holdings Inc, Cl A *	20	13
Biglari Holdings Inc, Cl B *	222	29
Bloomin’ Brands Inc	27,706	749
Bluegreen Vacations Corp	1,844	20
Brinker International Inc	4,743	337
Carter’s Inc	3,774	336
Citi Trends Inc	2,480	208
Cooper Tire & Rubber Co	24,989	1,399
Cooper-Standard Holdings Inc *	24,870	903
Dana Inc	61,414	1,494
Dave & Buster’s Entertainment Inc	8,135	390
Deckers Outdoor Corp *	1,643	543
Dick’s Sporting Goods Inc (A)	19,196	1,462
Ethan Allen Interiors Inc	15,889	439
Genesco Inc *	9,950	473
G-III Apparel Group Ltd *	28,133	848
Goodyear Tire & Rubber Co/The	65,415	1,149
Group 1 Automotive Inc	11,879	1,874
H&R Block Inc	44,631	973
Haverty Furniture Cos Inc	28,260	1,051
Helen of Troy Ltd *(A)	6,099	1,285
Hibbett Sports Inc *(A)	7,308	503
Johnson Outdoors Inc, Cl A	1,135	162
KB Home	27,608	1,285
Laureate Education Inc, Cl A *	3,524	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
La-Z-Boy Inc, Cl Z (A)	25,380	$1,078
Lithia Motors Inc, Cl A	12,637	4,930
MarineMax Inc *	4,173	206
MDC Holdings Inc	27,129	1,611
Meritage Homes Corp *	23,595	2,169
Modine Manufacturing Co *	185,572	2,741
Movado Group Inc	1,776	50
Murphy USA Inc	5,939	859
Norwegian Cruise Line Holdings Ltd *(A)	30,132	831
Office Depot Inc	37,614	1,628
Perdoceo Education Corp *	13,300	159
Rent-A-Center Inc/TX	24,005	1,384
Sally Beauty Holdings Inc *(A)	56,310	1,133
Shutterstock Inc	484	43
Signet Jewelers Ltd *	289	17
Skechers USA Inc, Cl A *	7,236	302
Sleep Number Corp *(A)	8,804	1,263
Smith & Wesson Brands Inc	7,451	130
Sonic Automotive Inc, Cl A	25,135	1,246
Taylor Morrison Home Corp, Cl A *	50,018	1,541
Travel + Leisure Co	7,858	481
Tri Pointe Homes Inc *	83,048	1,691
Tupperware Brands Corp *	34,251	905
Urban Outfitters Inc *	27,235	1,013
Vera Bradley Inc *	32,848	332
Williams-Sonoma Inc (A)	4,652	834
Zumiez Inc *	4,268	183

		49,913

Consumer Staples — 3.2%
Edgewell Personal Care Co	27,811	1,101
Hostess Brands Inc, Cl A *	240,489	3,449
Ingles Markets Inc, Cl A	16,622	1,025
Lifevantage Corp *	3,389	32
Medifast Inc	59	12
Nature’s Sunshine Products Inc	2,120	42
Nu Skin Enterprises Inc, Cl A	8,664	458
Oil-Dri Corp of America	373	13
Pilgrim’s Pride Corp *	86,123	2,049
Seneca Foods Corp, Cl A *	1,541	72
SpartanNash Co	49,919	980
Spectrum Brands Holdings Inc	25,349	2,155
Sprouts Farmers Market Inc *(A)	25,245	672
Universal Corp/VA	19,915	1,175
USANA Health Sciences Inc *	2,115	206
Village Super Market Inc, Cl A (A)	14,807	349
Weis Markets Inc	2,209	125

		13,915

Energy — 3.1%
Arch Resources Inc	4,173	174
Berry Corp	15,384	85
Cabot Oil & Gas Corp	19,892	374

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cimarex Energy Co	29,157	$1,732
CONSOL Energy Inc *	6,437	62
Delek US Holdings Inc	107,177	2,334
DHT Holdings Inc	65,663	389
Diamond S Shipping Inc *	6,054	61
Dorian LPG Ltd *	8,509	112
HollyFrontier Corp	10,218	366
International Seaways Inc	4,358	84
Nabors Industries Ltd (A)	951	89
National Energy Services Reunited Corp *	50,880	629
Newpark Resources Inc, Cl A *	19,600	61
NexTier Oilfield Solutions Inc *	34,861	130
Overseas Shipholding Group Inc, Cl A *	14,901	31
PDC Energy Inc, Cl A *	11,307	389
Pioneer Natural Resources Co	12,442	1,976
Rattler Midstream LP (B)	99,832	1,061
Renewable Energy Group Inc *(A)	3,024	200
SEACOR Holdings Inc, Cl A *	2,380	97
Southwestern Energy Co *(A)	160,945	748
Viper Energy Partners LP (B)	63,825	929
World Fuel Services Corp	36,733	1,293

		13,406

Financials — 24.3%
Affiliated Managers Group Inc	3,632	541
Amalgamated Financial Corp	3,178	53
American Equity Investment Life Holding Co	52,694	1,662
Apollo Commercial Real Estate Finance Inc ‡	27,802	388
Arbor Realty Trust Inc ‡(A)	71,563	1,138
Argo Group International Holdings Ltd	15,643	787
Artisan Partners Asset Management Inc, Cl A	9,581	500
Associated Banc-Corp	78,192	1,669
Assured Guaranty Ltd	17,319	732
Axis Capital Holdings Ltd	16,331	810
Banco Latinoamericano de Comercio Exterior SA, Cl E	41,177	623
Bancorp Inc/The *	11,142	231
Bank of Princeton/The	1,346	39
Bank7 Corp	752	13
BankFinancial Corp	3,403	35
BankUnited Inc	90,582	3,981
BayCom Corp *	2,606	47
BCB Bancorp Inc	3,348	46
Berkshire Hills Bancorp Inc	9,763	218
BGC Partners Inc, Cl A	616,304	2,977
BlackRock Capital Investment Corp	83,289	279
Brightsphere Investment Group Inc	37,514	765
C&F Financial Corp	1,326	59
Camden National Corp	22,006	1,053
Capital Bancorp Inc *	1,831	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capstar Financial Holdings Inc	3,460	$60
Cathay General Bancorp	28,110	1,146
Central Pacific Financial Corp	18,447	492
Chemung Financial Corp	767	32
CIT Group Inc	44,492	2,292
CNO Financial Group Inc	230,071	5,588
Codorus Valley Bancorp Inc	2,321	43
Colony Bankcorp Inc	1,734	27
Columbia Banking System Inc	93,310	4,021
Community Trust Bancorp Inc	10,791	475
Cowen Inc, Cl A	6,600	232
Customers Bancorp Inc *	9,945	316
Donegal Group Inc, Cl A	401	6
Eagle Bancorp Montana Inc	1,383	34
Enova International Inc *	7,377	262
EZCORP Inc, Cl A *	12,031	60
Federal Agricultural Mortgage Corp, Cl C	14,644	1,475
Federated Hermes Inc, Cl B	28,745	900
Fidelity National Financial Inc	405	16
Financial Institutions Inc	3,596	109
First BanCorp/Puerto Rico	46,225	520
First Busey Corp	13,128	337
First Business Financial Services Inc	1,951	48
First Choice Bancorp (A)	2,294	56
First Commonwealth Financial Corp	175,092	2,516
First Foundation Inc	7,854	184
First Horizon Corp	202,315	3,421
First Internet Bancorp	2,266	80
First Merchants Corp	53,053	2,467
First Midwest Bancorp Inc/IL	61,763	1,353
First Savings Financial Group Inc	417	28
First United Corp	959	17
Flagstar Bancorp Inc	32,717	1,476
Flushing Financial Corp	47,862	1,016
FNB Corp/PA	251,885	3,199
FS Bancorp Inc	845	57
FS KKR Capital Corp (A)	32,541	645
Fulton Financial Corp	66,372	1,130
GAMCO Investors Inc, Cl A	1,342	25
Genworth Financial Inc, Cl A *	74,253	246
Great Southern Bancorp Inc	7,383	418
Greenlight Capital Re Ltd, Cl A *	5,703	50
Hancock Whitney Corp, Cl A	33,361	1,401
Hanmi Financial Corp	29,114	574
Hanover Insurance Group Inc/The, Cl A	6,429	832
Hercules Capital Inc, Cl A (A)	34,439	552
Heritage Insurance Holdings Inc	5,839	65
Hilltop Holdings Inc	42,398	1,447
HomeStreet Inc	22,772	1,004
Hope Bancorp Inc	99,049	1,492
Independent Bank Corp/MI	4,629	109
Invesco Mortgage Capital Inc ‡(A)	223,010	894

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investar Holding Corp	2,270	$47
Investors Bancorp Inc	129,187	1,898
Landmark Bancorp Inc/Manhattan KS	896	24
Level One Bancorp Inc (A)	1,218	31
Luther Burbank Corp	3,885	46
MainStreet Bancshares Inc *(A)	1,638	34
Marlin Business Services Corp	2,023	28
Merchants Bancorp/IN	3,402	143
Mercury General Corp	10,991	668
Meridian Corp	1,238	32
Metropolitan Bank Holding Corp *	1,552	78
MFA Financial Inc ‡	103,186	420
MGIC Investment Corp	66,832	926
Midland States Bancorp Inc	4,730	131
MidWestOne Financial Group Inc	3,223	100
Navient Corp	63,248	905
New Mountain Finance Corp (A)	37,909	470
New Residential Investment Corp ‡	54,853	617
Northeast Bank	582	15
Northrim BanCorp Inc	1,283	55
OFG Bancorp	123,495	2,793
Old National Bancorp/IN, Cl A	42,235	817
OP Bancorp	3,221	34
Oppenheimer Holdings Inc, Cl A	4,435	178
Orrstown Financial Services Inc	2,437	54
Pacific Premier Bancorp Inc	60,330	2,621
PacWest Bancorp	231,936	8,848
PCB Bancorp	2,768	42
Peapack-Gladstone Financial Corp	3,996	123
PennantPark Investment Corp	65,424	370
PennyMac Mortgage Investment Trust ‡	27,811	545
Peoples Bancorp Inc/OH	17,070	566
Peoples Bancorp of North Carolina Inc	1,048	25
Popular Inc	19,725	1,387
PROG Holdings Inc	7,384	320
Radian Group Inc	49,390	1,148
RBB Bancorp	3,679	75
Republic Bancorp Inc/KY, Cl A	26,740	1,184
Riverview Bancorp Inc	5,079	35
Salisbury Bancorp Inc	600	27
SB Financial Group Inc (A)	569	10
Security National Financial Corp, Cl A *	2,287	21
Silvercrest Asset Management Group Inc, Cl A	2,144	31
Simmons First National Corp, Cl A	41,766	1,239
SiriusPoint Ltd *	17,010	173
South Plains Financial Inc	2,373	54
Starwood Property Trust Inc ‡	200,873	4,970
Sterling Bancorp Inc/MI *	3,961	22
Stewart Information Services Corp	849	44
Synovus Financial Corp	17,030	779
Tiptree Inc (A)	6,331	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Two Harbors Investment Corp ‡	45,169	$331
Umpqua Holdings Corp	136,954	2,404
United Insurance Holdings Corp	4,000	29
Universal Insurance Holdings Inc	19,875	285
Waddell & Reed Financial Inc, Cl A	18,176	455
Waterstone Financial Inc	4,920	100
Watford Holdings Ltd *	3,541	123
Western Asset Mortgage Capital Corp ‡(A)	25,693	82
Western New England Bancorp Inc	4,941	42
Zions Bancorp NA	12,668	696

		103,733

Health Care — 3.8%
Allscripts Healthcare Solutions Inc *	13,804	207
AMN Healthcare Services Inc *	14,351	1,058
Catalyst Pharmaceuticals Inc *(A)	21,220	98
Change Healthcare Inc *	49,478	1,093
Co-Diagnostics Inc *(A)	26,632	254
Coherus Biosciences Inc *	13,073	191
Computer Programs and Systems Inc	2,803	86
Eagle Pharmaceuticals Inc/DE *(A)	2,295	96
Emergent BioSolutions *	1,255	117
Five Star Senior Living Inc *	4,399	27
Innoviva Inc *	95,045	1,136
Integra LifeSciences Holdings Corp *	6,182	427
Ironwood Pharmaceuticals Inc, Cl A *	50,074	560
Lannett Co Inc *(A)	19,342	102
Ligand Pharmaceuticals Inc *(A)	243	37
Magellan Health Inc *	5,003	466
MEDNAX Inc *(A)	27,322	696
ModivCare Inc *	820	121
National HealthCare Corp	117	9
NextGen Healthcare Inc *	10,051	182
Orthofix Medical Inc *	2,378	103
Owens & Minor Inc	22,271	837
Patterson Cos Inc (A)	29,302	936
Prestige Consumer Healthcare Inc, Cl A *	14,554	642
Select Medical Holdings Corp *	40,478	1,380
Supernus Pharmaceuticals Inc *(A)	23,758	622
Syneos Health Inc, Cl A *	51,324	3,893
Triple-S Management Corp, Cl B *	5,095	133
Vanda Pharmaceuticals Inc *	50,326	756

		16,265

Industrials — 15.2%
ABM Industries Inc	2,585	132
ACCO Brands Corp	402,096	3,394
Aerojet Rocketdyne Holdings Inc	532	25
American Woodmark Corp *	6,828	673
Apogee Enterprises Inc (A)	15,853	648
ArcBest Corp	18,342	1,291
Atkore Inc *	51,243	3,684
Atlas Air Worldwide Holdings Inc *	28,835	1,743

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Builders FirstSource Inc *	18,407	$854
BWX Technologies Inc, Cl W	59,303	3,910
Caesarstone Ltd	5,150	71
Colfax Corp *	111,919	4,903
Columbus McKinnon Corp/NY	2,020	107
Costamare Inc	11,389	110
Crane Co, Cl A	11,280	1,059
Deluxe Corp (A)	21,701	911
EMCOR Group Inc	11,311	1,269
Encore Wire Corp	1,538	103
Ennis Inc	13,815	295
EnPro Industries Inc	3,433	293
Fluor Corp (A)	13,219	305
Genco Shipping & Trading Ltd	3,713	37
GMS Inc *	1,577	66
Great Lakes Dredge & Dock Corp *	13,556	198
Greenbrier Cos Inc/The	6,857	324
Hawaiian Holdings Inc	26,224	699
Heidrick & Struggles International Inc	4,341	155
Herman Miller Inc	25,386	1,045
Hillenbrand Inc	17,519	836
Hub Group Inc, Cl A *	775	52
Interface Inc, Cl A	40,678	508
JetBlue Airways Corp *	144,973	2,949
Kaman Corp, Cl A	41,065	2,106
KAR Auction Services Inc	192,901	2,894
Kelly Services Inc, Cl A	34,370	765
Kforce Inc	2,784	149
Kimball International Inc, Cl B	8,276	116
L B Foster Co, Cl A *	2,166	39
MasTec Inc *	15,443	1,447
Meritor Inc *	57,189	1,682
Mesa Air Group Inc *	6,416	86
Miller Industries Inc/TN (A)	1,809	84
Moog Inc, Cl A	14,482	1,204
MRC Global Inc *	6,822	62
Mueller Industries Inc	6,721	278
Northwest Pipe Co *	2,125	71
nVent Electric PLC	19,538	545
Park-Ohio Holdings Corp	11,022	347
Powell Industries Inc	2,039	69
Preformed Line Products Co	696	48
Primoris Services Corp	39,772	1,318
Quanex Building Products Corp	6,843	179
Resources Connection Inc	4,056	55
RR Donnelley & Sons Co	9,886	40
Rush Enterprises Inc, Cl A	18,807	937
Safe Bulkers Inc *	11,907	29
SkyWest Inc	10,392	566
Steelcase Inc, Cl A	67,968	978
Systemax Inc	773	32
Teledyne Technologies Inc *	6,001	2,482

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Timken Co/The	16,032	$1,301
TriNet Group Inc *	2,183	170
Trinity Industries Inc (A)	66,897	1,906
Triton International Ltd	26,323	1,447
TrueBlue Inc *	11,476	253
Tutor Perini Corp *	8,295	157
UFP Industries Inc	3,049	231
Vectrus Inc *	4,133	221
Veritiv Corp *	2,905	124
Wabash National Corp	61,638	1,159
Werner Enterprises Inc	14,411	680
WESCO International Inc *	34,998	3,028
XPO Logistics Inc *	23,824	2,937

		64,871

Information Technology — 12.5%
ACI Worldwide Inc *	108,279	4,120
Alliance Data Systems Corp	18,507	2,074
Amkor Technology Inc	93,950	2,227
Avaya Holdings Corp *	27,122	760
Benchmark Electronics Inc	35,853	1,109
BM Technologies Inc *	1,692	20
Ciena Corp *	1,239	68
Cirrus Logic Inc *	6,372	540
Cognyte Software Ltd *	58,956	1,640
Concentrix Corp *	5,642	845
CSG Systems International Inc	16,830	755
Daktronics Inc	7,855	49
Diodes Inc *	5,473	437
Ebix Inc (A)	8,987	288
Euronet Worldwide Inc *	16,683	2,307
Information Services Group Inc *	7,787	34
Insight Enterprises Inc *	27,571	2,631
J2 Global Inc *	73,879	8,855
Jabil Inc	33,650	1,755
Methode Electronics Inc	24,846	1,043
NCR Corp *(A)	64,079	2,432
NETGEAR Inc *	4,235	174
NetScout Systems Inc *	10,867	306
PC Connection Inc	1,960	91
Photronics Inc *	57,910	745
Rimini Street Inc *	4,774	43
Sanmina Corp *	51,733	2,141
ScanSource Inc *	16,291	488
Silicon Motion Technology Corp ADR	115,193	6,841
SMART Global Holdings Inc *	1,121	52
Super Micro Computer Inc *	39,437	1,540
Sykes Enterprises Inc *	39,338	1,734
SYNNEX Corp	9,675	1,111
TTM Technologies Inc *	55,991	812
Unisys Corp *	3,987	101
Verint Systems Inc *	67,863	3,087
VirnetX Holding Corp (A)	13,127	73

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vishay Intertechnology Inc	3,968	$96

		53,424

Materials — 9.5%
Alamos Gold Inc, Cl A	43,370	339
Arconic Corp *	20,169	512
Ashland Global Holdings Inc	40,922	3,633
Axalta Coating Systems Ltd *	140,362	4,152
B2Gold Corp	247,997	1,069
Boise Cascade Co	8,664	518
Cabot Corp	21,173	1,110
Century Aluminum Co *	37,289	659
Chemours Co/The (A)	22,071	616
Commercial Metals Co, Cl A (A)	130,327	4,019
Domtar Corp	45,808	1,693
FMC Corp	52,230	5,777
FutureFuel Corp	5,854	85
Greif Inc, Cl A	29,098	1,659
Huntsman Corp	30,336	875
Ingevity Corp *	7,227	546
Koppers Holdings Inc *	16,531	575
Kraton Corp *	18,407	673
Kronos Worldwide Inc	597	9
Minerals Technologies Inc	890	67
Myers Industries Inc	2,662	53
O-I Glass Inc, Cl I	52,257	770
Resolute Forest Products Inc *	88,683	971
Schnitzer Steel Industries Inc, Cl A	17,680	739
Schweitzer-Mauduit International Inc	14,524	711
Silgan Holdings Inc	151,154	6,353
Stepan Co	1,136	144
Trecora Resources *(A)	5,654	44
Tredegar Corp (A)	6,073	91
Trinseo SA	14,434	919
Verso Corp	6,793	99
Warrior Met Coal Inc	11,878	203
Worthington Industries Inc (A)	11,779	790

		40,473

Real Estate — 6.5%
Alexander & Baldwin Inc ‡	9,963	167
Brandywine Realty Trust ‡(A)	60,064	775
Centerspace ‡	207	14
Chatham Lodging Trust *‡	34,838	459
Columbia Property Trust Inc ‡	11,551	198
CoreCivic Inc ‡	19,325	175
CorEnergy Infrastructure Trust Inc ‡(A)	4,996	35
DiamondRock Hospitality Co *‡	69,599	717
Diversified Healthcare Trust ‡	42,565	204
Franklin Street Properties Corp ‡	78,553	428
Gaming and Leisure Properties Inc ‡	98,262	4,169
Hersha Hospitality Trust, Cl A ‡	32,199	340
Howard Hughes Corp/The *‡	32,837	3,124

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrial Logistics Properties Trust ‡	26,397	$611
Invitation Homes Inc ‡	33,351	1,067
Kite Realty Group Trust ‡	44,242	853
Lexington Realty Trust, Cl B ‡	2,231	25
Medical Properties Trust Inc ‡	249,343	5,306
New Senior Investment Group Inc ‡	84,421	526
Newmark Group Inc, Cl A ‡	189,142	1,892
Office Properties Income Trust ‡	24,021	661
Paramount Group Inc ‡	43,513	441
Pebblebrook Hotel Trust ‡(A)	3,328	81
Piedmont Office Realty Trust Inc, Cl A ‡	38,618	671
PotlatchDeltic Corp ‡	2,348	124
Realogy Holdings Corp *	20,516	310
Retail Properties of America Inc, Cl A ‡	54,933	576
Retail Value Inc ‡	3,711	69
RLJ Lodging Trust ‡	14,755	228
RMR Group Inc/The, Cl A ‡	3,504	143
Sabra Health Care Inc ‡	59,053	1,025
Service Properties Trust ‡	27,850	330
SITE Centers Corp ‡	35,547	482
Summit Hotel Properties Inc *‡	38,255	389
Sunstone Hotel Investors Inc ‡	6,414	80
Tanger Factory Outlet Centers Inc ‡(A)	48,504	734
Xenia Hotels & Resorts Inc *‡	29,732	580

		28,009

Utilities — 0.8%
Consolidated Water Co Ltd (A)	3,248	44
Genie Energy Ltd, Cl B (A)	3,443	22
MDU Resources Group Inc	41,367	1,308
National Fuel Gas Co	24,247	1,212
Portland General Electric Co	5,564	264
Southwest Gas Holdings Inc	9,653	663
Spark Energy Inc, Cl A (A)	2,752	29

		3,542

Total Common Stock (Cost $274,059) ($ Thousands)		404,248

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P. 0.020% **†(C)	29,632,329	29,641

Total Affiliated Partnership (Cost $29,639) ($ Thousands)		29,641

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	22,914,301	$22,914

Description	Shares	Market Value ($Thousands)

CASH EQUIVALENT (continued)

Total Cash Equivalent (Cost $22,914) ($ Thousands)		$22,914

Total Investments in Securities — 106.8% (Cost $326,612) ($ Thousands)		$456,803

A list of the open futures contracts held at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

Russell 2000 Index E-MINI	54	Jun-2021	$5,991	$6,001	$10

Percentages are based on Net Assets of $427,594 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 10). The total market value of securities on loan at March 31, 2021 was $28,779 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $1,990 ($ Thousands), or 0.5% of the Net Assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $29,641 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	404,248	–	–	404,248
Affiliated Partnership	–	29,641	–	29,641
Cash Equivalent	22,914	–	–	22,914

Total Investments in Securities	427,162	29,641	–	456,803

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10

Total Other Financial Instruments	10	–	–	10

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 7,690	$68,828	$(46,880)	$5	$(2)	$ 29,641	29,632,329	$ 67	$—
SEI Daily Income Trust, Government Fund, Cl F	13,795	48,172	(39,053)	—	—	22,914	22,914,301	1	—

Totals	$ 21,485	$117,000	$(85,933)	$5	$(2)	$ 52,555		$ 68	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Communication Services — 0.7%
Entravision Communications Corp, Cl A	56,742	$229
Meredith Corp *(A)	10,018	298
QuinStreet Inc *	12,230	248
TechTarget Inc *	27,385	1,902
TripAdvisor Inc *	11,257	606

		3,283

Consumer Discretionary — 16.6%
1-800-Flowers.com Inc, Cl A *(A)	4,551	126
Abercrombie & Fitch Co, Cl A *(A)	19,015	652
Acushnet Holdings Corp	1,049	43
Adtalem Global Education Inc *	19,513	772
American Eagle Outfitters Inc	31,092	909
Asbury Automotive Group Inc *	7,151	1,405
Bally’s Corp *(A)	20,978	1,363
Beazer Homes USA Inc, Cl A *	82,311	1,722
Boyd Gaming Corp *	15,778	930
Brinker International Inc *	31,848	2,263
Brunswick Corp/DE	12,338	1,177
Callaway Golf Co *	27,330	731
Camping World Holdings Inc, Cl A	26,098	949
Carter’s Inc *	14,604	1,299
Century Communities Inc *	33,697	2,033
Churchill Downs Inc	3,025	688
Clarus Corp	67,428	1,150
Cooper-Standard Holdings Inc *	35,076	1,274
Crocs Inc *	22,221	1,788
Deckers Outdoor Corp *	4,199	1,387
Del Taco Restaurants Inc	79,145	758
Dick’s Sporting Goods Inc (A)	13,439	1,024
Everi Holdings Inc *	24,789	350
Fisker Inc *(A)	29,206	503
Five Below Inc *	2,403	458
Fox Factory Holding Corp *(A)	3,089	392
Funko Inc, Cl A *	16,943	333
Grand Canyon Education Inc *(A)	6,278	672
Green Brick Partners Inc *(A)	22,297	506
Hanesbrands Inc	100,771	1,982
Haverty Furniture Cos Inc	23,839	887
Jack in the Box Inc	7,094	779
Kontoor Brands Inc	23,111	1,122
Lithia Motors Inc, Cl A	2,098	818
Lumber Liquidators Holdings Inc *	4,473	112
Magnite Inc *(A)	13,044	543
Malibu Boats Inc, Cl A *	15,038	1,198
MarineMax Inc *	20,283	1,001
Marriott Vacations Worldwide Corp *	3,715	647
Mattel Inc *	57,359	1,143
Matthews International Corp, Cl A	38,840	1,536
MDC Holdings Inc	21,213	1,260
Michaels Cos Inc/The *	10,064	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Modine Manufacturing Co *	8,197	$121
Norwegian Cruise Line Holdings Ltd *(A)	20,452	564
Patrick Industries Inc	13,191	1,121
Penn National Gaming Inc *	13,121	1,376
Penske Automotive Group Inc, Cl A (A)	18,358	1,473
PlayAGS Inc *	176,104	1,423
Purple Innovation Inc, Cl A *	24,044	761
Red Rock Resorts Inc, Cl A *	24,984	814
Rent-A-Center Inc/TX	46,539	2,683
Revolve Group Inc, Cl A *(A)	14,747	663
RH *	371	221
Sally Beauty Holdings Inc *(A)	190,859	3,842
SeaWorld Entertainment Inc *	13,653	678
Shake Shack Inc, Cl A *(A)	7,255	818
Shift Technologies *(A)	47,634	396
Shoe Carnival Inc (A)	17,567	1,087
Shutterstock Inc	21,893	1,949
Signet Jewelers Ltd *	3,059	177
Skechers USA Inc, Cl A *	84,219	3,513
Skyline Champion Corp *	15,433	698
Sonic Automotive Inc, Cl A	1,000	50
Sonos Inc *	18,803	705
Sportsman’s Warehouse Holdings Inc *	4,612	80
Stride *	29,080	876
Superior Group of Cos Inc	4,585	117
Taylor Morrison Home Corp, Cl A *	58,258	1,795
Tempur Sealy International Inc	16,114	589
Thor Industries Inc (A)	5,930	799
Travel + Leisure Co	15,531	950
Urban Outfitters Inc *	26,211	975
Vista Outdoor Inc *(A)	42,250	1,355
Zumiez Inc *	7,615	327

		73,902

Consumer Staples — 0.8%
BJ’s Wholesale Club Holdings Inc *(A)	11,681	524
Central Garden & Pet Co, Cl A *	7,485	434
Darling Ingredients Inc *	3,789	279
Medifast Inc	1,978	419
Sanderson Farms Inc	1,630	254
Turning Point Brands Inc	9,227	481
United Natural Foods Inc *(A)	8,937	295
USANA Health Sciences Inc *	2,995	292
Utz Brands Inc (A)	18,202	451

		3,429

Energy — 1.5%
Antero Resources Corp *	51,629	527
Bonanza Creek Energy Inc *	33,578	1,200
Cactus Inc, Cl A	9,473	290
Cimarex Energy Co	12,082	718
Clean Energy Fuels Corp *(A)	14,947	205
Diamondback Energy Inc, Cl A	7,518	553

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evolution Petroleum Corp	49,290	$167
Magnolia Oil & Gas Corp, Cl A *	44,086	506
Matador Resources Co (A)	36,864	864
Nabors Industries Ltd *	1,225	114
Ovintiv Inc	24,652	587
PDC Energy Inc, Cl A *	7,769	267
ProPetro Holding Corp *	7,291	78
Texas Pacific Land Corp (A)	285	453

		6,529

Financials — 10.4%
Ameris Bancorp	17,000	893
Arbor Realty Trust Inc ‡(A)	6,247	99
Artisan Partners Asset Management Inc,
Cl A	27,890	1,455
Axos Financial Inc *	2,821	133
Banc of California Inc	10,585	191
BankUnited Inc	19,108	840
Banner Corp	19,298	1,029
BCB Bancorp Inc	22,363	309
Build Acquisition *	51,793	511
Cowen Inc, Cl A	63,689	2,239
Customers Bancorp Inc *	13,052	415
Enova International Inc *	7,414	263
Federated Hermes Inc, Cl B	30,002	939
First Bank	21,953	267
First Business Financial Services Inc	22,031	545
First Citizens BancShares Inc/NC, Cl A	629	526
First Financial Bankshares Inc, Cl A (A)	7,793	364
First Foundation Inc	6,467	152
First Internet Bancorp	3,185	112
First Northwest Bancorp	3,953	66
First Savings Financial Group Inc	1,541	103
Flagstar Bancorp Inc	17,693	798
Foley Trasimene Acquisition Corp *	86,034	921
Glacier Bancorp Inc, Cl A	8,411	480
Hanmi Financial Corp	16,217	320
Hannon Armstrong Sustainable
Infrastructure Capital Inc ‡(A)	5,112	287
Heartland Financial USA Inc	14,877	748
HomeStreet Inc	23,557	1,038
Houlihan Lokey Inc, Cl A	1,986	132
Independent Bank Corp/MI	10,947	259
Interactive Brokers Group Inc, Cl A	7,548	551
Investors Bancorp Inc	143,634	2,110
Jaws Acquisition, Cl A *(A)	156,788	2,077
LPL Financial Holdings Inc	5,800	825
Mercantile Bank Corp	11,339	368
Meta Financial Group Inc	14,375	651
MGIC Investment Corp	35,410	490
Moelis & Co, Cl A	14,892	817
Mr Cooper Group Inc *	74,408	2,586
Norwood Financial Corp	1,326	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OneMain Holdings Inc, Cl A	26,325	$1,414
Orrstown Financial Services Inc	23,316	520
PennantPark Investment Corp	182,624	1,032
PennyMac Financial Services Inc	21,260	1,422
Pinnacle Financial Partners Inc	7,401	656
Piper Sandler Cos	4,552	499
PJT Partners Inc	3,277	222
Popular Inc	14,779	1,040
Prosperity Bancshares Inc	3,217	241
Radian Group Inc	23,326	542
Selectquote Inc *	18,226	538
ServisFirst Bancshares Inc (A)	9,906	608
Shore Bancshares Inc	7,077	120
Signature Bank/New York NY, Cl B	4,499	1,017
Stewart Information Services Corp	20,307	1,057
Stifel Financial Corp	8,500	545
Tishman Speyer Innovation II *	63,249	634
TS Innovation Acquisitions *	82,953	961
UMB Financial Corp	4,679	432
United Bankshares Inc/WV	32,318	1,247
United Community Banks Inc/GA	19,653	671
Value Creation *(B)(C)	145,600	61
Veritex Holdings Inc	36,693	1,201
Virtus Investment Partners Inc	1,828	430
Warrior Technologies Acquisition *	73,115	724
West BanCorp Inc	10,168	245
WisdomTree Investments Inc	241,012	1,506

		46,529

Health Care — 27.2%
4D Molecular Therapeutics *	31,119	1,350
Acadia Healthcare Co Inc, Cl A *(A)	24,000	1,371
Aclaris Therapeutics Inc *	50,966	1,284
AdaptHealth Corp, Cl A *(A)	8,836	325
Affimed NV *	29,236	231
Albireo Pharma Inc *	30,443	1,073
Alphatec Holdings Inc *	65,963	1,042
Amedisys Inc *	1,767	468
Amicus Therapeutics Inc *	39,073	386
AMN Healthcare Services Inc *	34,719	2,559
Amneal Pharmaceuticals Inc *	210,947	1,420
Antares Pharma Inc *	51,736	213
Apria *	19,905	556
Argenx SE ADR *	3,478	958
Arvinas Inc *	7,243	479
Avid Bioservices Inc *	37,383	681
Axogen Inc *	60,938	1,235
Blueprint Medicines Corp *	9,105	885
C4 Therapeutics *(A)	15,754	583
Cardiovascular Systems Inc *(A)	34,077	1,306
CareDx Inc *(A)	35,867	2,442
Cassava Sciences Inc *(A)	13,473	606
Castle Biosciences Inc *	9,781	670

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Catalyst Pharmaceuticals Inc *(A)	105,325	$486
Certara Inc *(A)	9,435	258
Collegium Pharmaceutical Inc *	47,246	1,120
Community Health Systems Inc *	17,822	241
Corcept Therapeutics Inc *	31,206	742
Covetrus Inc *	30,928	927
CryoLife Inc *(A)	46,721	1,055
DBV Technologies SA ADR *	96,504	514
Deciphera Pharmaceuticals Inc *	20,278	909
Dynavax Technologies Corp *(A)	123,568	1,215
Emergent BioSolutions *	16,543	1,537
Enanta Pharmaceuticals Inc *	43,885	2,164
Ensign Group Inc/The	31,608	2,966
Evelo Biosciences *(A)	26,357	282
Fate Therapeutics Inc *	10,814	892
Glaukos Corp *(A)	14,381	1,207
Halozyme Therapeutics Inc *(A)	71,432	2,978
HealthEquity Inc *	27,703	1,884
Heron Therapeutics Inc *(A)	80,462	1,304
ImmunoGen Inc *	43,668	354
Inari Medical Inc *(A)	5,414	579
Inhibrx Inc *	33,689	676
Innovage Holding *(A)	60,937	1,572
Inovalon Holdings Inc, Cl A *	31,333	902
Inovio Pharmaceuticals Inc *	9,552	89
Inspire Medical Systems Inc *(A)	3,365	696
Instil Bio *	4,803	120
Integer Holdings Corp *	9,897	911
Invacare Corp *	26,647	214
iRadimed Corp *	17,790	458
Itamar Medical ADR *	24,872	596
KalVista Pharmaceuticals Inc *	30,756	790
Kiniksa Pharmaceuticals Ltd, Cl A *	33,964	629
Kodiak Sciences Inc *(A)	9,120	1,034
MacroGenics Inc *	38,897	1,239
MannKind Corp *(A)	153,285	601
MEDNAX Inc *(A)	42,644	1,086
Medpace Holdings Inc *	14,397	2,362
Meridian Bioscience Inc *(A)	47,321	1,242
Merit Medical Systems Inc *(A)	53,682	3,214
Metacrine Inc *	89,696	556
ModivCare Inc *	2,486	368
Natera Inc *	22,791	2,314
Nevro Corp *(A)	6,210	866
NextGen Healthcare Inc *	62,757	1,136
Novavax Inc *(A)	1,962	356
Olema Pharmaceuticals *	29,826	990
Omnicell Inc *	20,143	2,616
Option Care Health Inc *	43,993	780
Organogenesis Holdings Inc, Cl A *	91,335	1,664
ORIC Pharmaceuticals Inc *(A)	28,843	707
Owens & Minor Inc	13,278	499

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacira BioSciences Inc *	16,776	$1,176
Patterson Cos Inc (A)	20,429	653
Pennant Group Inc/The *	17,625	807
PMV Pharmaceuticals Inc *(A)	16,455	541
Precision BioSciences Inc *(A)	42,880	444
Prestige Consumer Healthcare Inc, Cl A *	51,099	2,252
Pulmonx Corp *(A)	8,096	370
Quidel Corp *(A)	7,065	904
R1 RCM Inc *	27,109	669
Radius Health Inc *(A)	66,451	1,386
Relay Therapeutics Inc *(A)	18,846	651
Renalytix AI PLC ADR *	17,363	445
Repligen Corp *	11,198	2,177
Revance Therapeutics Inc *	30,726	859
Rigel Pharmaceuticals Inc *(A)	97,632	334
Rocket Pharmaceuticals Inc *(A)	16,292	723
Rubius Therapeutics Inc *(A)	21,447	568
Scholar Rock Holding Corp *(A)	15,074	764
Select Medical Holdings Corp *	87,557	2,986
Simulations Plus Inc (A)	2,928	185
SpringWorks Therapeutics Inc *	12,964	954
STAAR Surgical Co *	1,678	177
Surgery Partners Inc *(A)	26,919	1,191
Syneos Health Inc, Cl A *	45,820	3,475
Talis Biomedical *(A)	41,036	527
TCR2 Therapeutics Inc *(A)	43,939	970
Tenet Healthcare Corp *	60,091	3,125
TG Therapeutics Inc *	21,886	1,055
Translate Bio Inc *(A)	36,246	598
Travere Therapeutics *	45,583	1,138
Triple-S Management Corp, Cl B *(A)	46,221	1,203
Vanda Pharmaceuticals Inc *	110,762	1,664
Varex Imaging Corp *	55,374	1,135
Veracyte Inc *	54,594	2,934
Vericel Corp *(A)	27,052	1,503
Viking Therapeutics Inc *(A)	166,174	1,051
Vocera Communications Inc *	24,484	942
XBiotech Inc *(A)	27,201	467
Xeris Pharmaceuticals Inc *(A)	85,815	387

		120,410

Industrials — 17.8%
ABM Industries Inc	60,336	3,078
Advanced Drainage Systems Inc	7,313	756
AeroVironment Inc *	3,374	392
AGCO Corp	8,885	1,276
Allegiant Travel Co, Cl A *	3,969	969
American Woodmark Corp *	6,676	658
Applied Industrial Technologies Inc, Cl A	8,255	753
ArcBest Corp	22,339	1,572
ASGN Inc *(A)	9,870	942
Astec Industries Inc	1,400	106
Atkore Inc *	27,873	2,004

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Air Worldwide Holdings Inc *	7,223	$436
Avis Budget Group Inc *	7,059	512
Beacon Roofing Supply Inc *	24,517	1,283
Brady Corp, Cl A	4,300	230
Builders FirstSource Inc *	30,621	1,420
CAI International Inc	7,128	324
Chart Industries Inc *(A)	6,438	916
Cimpress PLC *(A)	12,495	1,251
Clean Harbors Inc *	28,427	2,390
Columbus McKinnon Corp/NY	10,103	533
Cornerstone Building Brands Inc *	11,765	165
Costamare Inc	5,591	54
Deluxe Corp (A)	27,381	1,149
EMCOR Group Inc	17,006	1,907
Federal Signal Corp	3,386	130
Forrester Research Inc *	33,855	1,438
Forward Air Corp	9,406	835
Franklin Electric Co Inc	7,855	620
GMS Inc *	11,708	489
Graham Corp, Cl A	29,967	427
Heartland Express Inc	2,612	51
Herc Holdings Inc *	12,239	1,240
Heritage-Crystal Clean Inc *	128,377	3,483
Hillenbrand Inc	41,934	2,001
Hudson Technologies Inc *	225,371	363
JELD-WEN Holding Inc *	30,708	850
John Bean Technologies Corp, Cl A	15,514	2,069
KBR Inc	21,217	814
Kennametal Inc (A)	16,159	646
Kforce Inc	21,426	1,148
Kirby Corp *	21,197	1,278
ManTech International Corp/VA, Cl A	4,535	394
Masonite International Corp *	8,257	951
MasTec Inc *	13,146	1,232
Matson Inc	70,254	4,686
Maxar Technologies Inc (A)	2,292	87
Meritor Inc *	23,360	687
Middleby Corp/The *(A)	19,186	3,180
Montrose Environmental Group Inc *	12,437	624
MYR Group Inc *	5,701	409
NV5 Global Inc *(A)	8,137	786
Oshkosh Corp	8,469	1,005
Primoris Services Corp	34,876	1,155
Quanta Services Inc	14,600	1,284
Regal Beloit Corp (A)	6,839	976
Ritchie Bros Auctioneers Inc	53,961	3,159
Robert Half International Inc	12,414	969
Shyft Group Inc/The	26,330	979
SiteOne Landscape Supply Inc *(A)	2,298	392
SP Plus Corp *	24,173	793
SPX Corp *	3,152	184
Tennant Co (A)	29,843	2,384

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Textainer Group Holdings Ltd *	14,533	$416
ThredUp, Cl A *	8,513	199
TriNet Group Inc *	34,630	2,700
Triton International Ltd	48,120	2,646
TrueBlue Inc *	76,729	1,689
UFP Industries Inc	4,521	343
Upwork Inc *	8,352	374
Valmont Industries Inc	4,266	1,014
Werner Enterprises Inc	10,913	515

		79,170

Information Technology — 16.6%
2U Inc *	73,156	2,797
8x8 Inc *	42,226	1,370
A10 Networks Inc *	10,461	101
Actua Corp *(B)	105,055	5
Agilysys Inc *	4,002	192
Allegro MicroSystems Inc *(A)	24,026	609
Alpha & Omega Semiconductor Ltd *	4,126	135
Ambarella Inc *	9,488	952
American Software Inc/GA, Cl A	34,395	712
Amkor Technology Inc	49,927	1,184
Asure Software Inc *(A)	64,719	494
Avaya Holdings Corp *(A)	42,912	1,203
Avid Technology Inc *	12,407	262
Benefitfocus Inc *	103,615	1,431
BM Technologies Inc *	460	5
Brightcove Inc *	22,677	456
Calix Inc *	52,555	1,822
Cerence Inc *(A)	4,376	392
ChannelAdvisor Corp *	69,828	1,644
Cirrus Logic Inc *	4,592	389
Cohu Inc *	19,522	817
CommVault Systems *	25,790	1,663
Cornerstone OnDemand Inc *	31,886	1,390
Cree Inc *(A)	6,187	669
CTS Corp	57,291	1,779
Diebold Nixdorf Inc *(A)	10,217	144
Digital Turbine Inc *	27,584	2,217
Diodes Inc *(A)	21,172	1,690
Domo Inc, Cl B *	1,994	112
Echo Global Logistics Inc *	60,296	1,894
EVERTEC Inc	3,673	137
ExlService Holdings Inc *	4,012	362
Extreme Networks Inc *	32,111	281
FARO Technologies Inc *(A)	12,842	1,112
FormFactor Inc *	5,709	258
Ichor Holdings Ltd *(A)	2,794	150
Insight Enterprises Inc *	2,108	201
International Money Express Inc *	17,897	269
Itron Inc *	6,583	584
J2 Global Inc *	12,702	1,523
Jabil Inc	8,535	445

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kulicke & Soffa Industries Inc	21,758	$1,069
Lattice Semiconductor Corp *	8,765	395
Littelfuse Inc	3,605	953
Lumentum Holdings Inc *	3,896	356
MACOM Technology Solutions Holdings Inc *	5,711	331
Manhattan Associates Inc *	9,971	1,170
MAXIMUS Inc	5,561	495
Mimecast Ltd *	45,445	1,827
Model N Inc *	33,091	1,166
NETGEAR Inc *	33,492	1,376
Perficient Inc *	14,770	867
Ping Identity Holding Corp *(A)	25,068	550
Plantronics Inc *	2,532	98
Pluralsight Inc, Cl A *	97,335	2,174
Power Integrations Inc	4,344	354
QAD Inc, Cl A	15,219	1,013
Rimini Street Inc *	63,062	566
Rogers Corp *	6,748	1,270
Sabre Corp *(A)	53,787	797
Sailpoint Technologies Holdings Inc *	14,686	744
Sanmina Corp *	47,065	1,948
Sprout Social Inc, Cl A *	9,302	537
SPS Commerce Inc *	3,716	369
SVMK Inc *	103,178	1,890
Sykes Enterprises Inc *	22,409	988
Synaptics Inc *(A)	13,134	1,779
SYNNEX Corp	14,158	1,626
Tenable Holdings Inc *	18,526	670
Teradata Corp *(A)	22,059	850
TTEC Holdings Inc	24,039	2,415
Ultra Clean Holdings Inc *	35,609	2,067
Upland Software Inc *	19,518	921
Viavi Solutions Inc *	85,977	1,350
Vishay Intertechnology Inc	90,209	2,172
Workiva Inc, Cl A *	18,014	1,590
Zuora Inc, Cl A *	76,049	1,126

		73,721

Materials — 3.4%
Alcoa Corp *	18,096	588
Amyris Inc *(A)	39,697	758
Boise Cascade Co	26,892	1,609
Commercial Metals Co, Cl A	41,757	1,288
Element Solutions Inc	21,367	391
Greif Inc, Cl A	6,421	366
Louisiana-Pacific Corp	57,054	3,164
MP Materials Corp *(A)	7,852	282
Orion Engineered Carbons *	44,352	875
Ranpak Holdings Corp, Cl A *	67,796	1,360
Rayonier Advanced Materials Inc *	68,810	624
Reliance Steel & Aluminum Co	5,624	857
Schnitzer Steel Industries Inc, Cl A	33,238	1,389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trinseo SA	19,023	$1,211
Worthington Industries Inc (A)	6,557	440

		15,202

Real Estate — 0.7%
CareTrust Inc ‡	11,277	263
Community Healthcare Trust Inc ‡	2,155	99
Easterly Government Properties Inc ‡	19,409	402
EastGroup Properties Inc ‡	1,130	162
Indus Realty Trust *‡	1	—
National Storage Affiliates Trust ‡	6,635	265
PotlatchDeltic Corp ‡	6,306	334
RE/MAX Holdings Inc, Cl A ‡	8,866	349
Realogy Holdings Corp *	47,963	726
Redfin Corp *‡(A)	5,714	381
Tanger Factory Outlet Centers Inc ‡(A)	19,000	287

		3,268

Telecommunication Services — 0.1%
ORBCOMM *	36,614	279

Utilities — 0.2%
Middlesex Water Co	1,282	101
Portland General Electric Co	3,106	147
South Jersey Industries Inc, Cl A	4,411	100
Spire Inc	4,163	308

		656

Total Common Stock (Cost $333,715) ($ Thousands)		426,378

AFFILIATED PARTNERSHIP — 15.7%
SEI Liquidity Fund, L.P.
0.020% **†(D)	69,787,629	69,802

Total Affiliated Partnership (Cost $69,801) ($ Thousands)		69,802

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	17,821,135	17,821

Total Cash Equivalent (Cost $17,821) ($ Thousands)		17,821

Total Investments in Securities — 115.7% (Cost $421,337) ($ Thousands)		$514,001

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Russell 2000 Index E-MINI	62	Jun-2021	$6,875	$6,890	$15

			$6,875	$6,890	$15

Percentages are based on Net Assets of $444,444 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 10).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 10). The total market value of securities on loan at March 31, 2021 was $69,599 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered restricted. The total market value of such securities as of March 31, 2021 was $61 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $69,802 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	426,312	–	66	426,378
Affiliated Partnership	–	69,802	–	69,802
Cash Equivalent	17,821	–	–	17,821

Total Investments in Securities	444,133	69,802	66	514,001

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	15	–	–	15

Total Other Financial Instruments	15	–	–	15

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Small Cap Growth Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,256	$116,878	$(61,332)	$ 1	$(1)	$69,802	69,787,629	$ 188	$—
SEI Daily Income Trust, Government Fund, Cl F	5,613	64,752	(52,544)	—	—	17,821	17,821,135	—	—

Totals	$19,869	$181,630	$(113,876)	$ 1	$(1)	$87,623		$ 188	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 3.8%
ATN International Inc	4,814	$236
Bandwidth Inc, Cl A *	1,208	153
Boston Omaha Corp, Cl A *(A)	3,497	103
Cable One Inc	1,150	2,103
Cinemark Holdings Inc *(A)	204,284	4,169
Cogent Communications Holdings Inc	18,392	1,265
Electronic Arts Inc	2,290	310
Glu Mobile Inc *	12,631	158
IAC/InterActiveCorp *	3,105	672
Interpublic Group of Cos Inc/The	24,754	723
Iridium Communications Inc *(A)	71,000	2,929
John Wiley & Sons Inc, Cl A	9,260	502
Lions Gate Entertainment Corp, Cl A *(A)	480,584	7,185
Match Group Inc *	1,449	199
New York Times Co/The, Cl A	19,500	987
Nexstar Media Group Inc, Cl A	68,960	9,684
Ooma Inc *	77,719	1,232
Shenandoah Telecommunications Co	20,536	1,002
Take-Two Interactive Software Inc, Cl A *	3,431	606
TechTarget Inc *	534	37
TEGNA Inc	60,000	1,130
United States Cellular Corp *	11,940	435
World Wrestling Entertainment Inc, Cl A (A)	28,861	1,566
Zynga Inc, Cl A *	100,000	1,021

		38,407

Consumer Discretionary — 9.6%
1-800-Flowers.com Inc, Cl A *(A)	42,193	1,165
Advance Auto Parts Inc	10,274	1,885
American Eagle Outfitters Inc	163,769	4,788
America’s Car-Mart Inc/TX *	5,643	860
Asbury Automotive Group Inc *	3,907	768
At Home Group Inc *	42,323	1,215
AutoNation Inc *	1,730	161
Bloomin’ Brands Inc *	205,848	5,568
Bright Horizons Family Solutions Inc *	1,538	264
Brinker International Inc *	35,604	2,530
CarParts.com Inc *(A)	26,372	377
Carriage Services Inc	26,433	930
Century Communities Inc *	15,398	929
Cooper-Standard Holdings Inc *	41,400	1,504
Core-Mark Holding Co Inc, Cl A	14,464	560
Dave & Buster’s Entertainment Inc *	43,840	2,100
Deckers Outdoor Corp *	3,400	1,123
Dorman Products Inc *	2,086	214
Etsy Inc *	25,967	5,237
Green Brick Partners Inc *(A)	53,506	1,213
Group 1 Automotive Inc	4,472	706
GrowGeneration Corp *(A)	17,496	869
Haverty Furniture Cos Inc	25,532	949
Helen of Troy Ltd *(A)	11,676	2,460

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hibbett Sports Inc *(A)	17,681	$1,218
Inspired Entertainment Inc *	70,893	659
Installed Building Products Inc	4,861	539
LCI Industries	24,809	3,282
Lifetime Brands Inc (A)	22,352	328
Lithia Motors Inc, Cl A	24,454	9,539
LKQ Corp *	49,641	2,101
M/I Homes Inc *	16,042	948
MDC Holdings Inc	3,306	196
Modine Manufacturing Co *	571,716	8,444
Murphy USA Inc	5,255	760
Norwegian Cruise Line Holdings Ltd *(A)	88,916	2,453
Ollie’s Bargain Outlet Holdings Inc *(A)	3,893	339
Pool Corp	23,829	8,227
PulteGroup Inc	44,000	2,307
Rent-A-Center Inc/TX	27,016	1,558
Rocky Brands Inc	2,375	128
Skechers USA Inc, Cl A *	37,863	1,579
Sonos Inc *	24,186	906
Stamps.com Inc *(A)	6,803	1,357
Strategic Education Inc	1,445	133
Stride *	9,813	295
Taylor Morrison Home Corp, Cl A *	69,500	2,141
Tri Pointe Homes Inc *	10,100	206
Tupperware Brands Corp *(A)	34,940	923
Unifi Inc *	35,252	971
Urban Outfitters Inc *	72,105	2,682
Vail Resorts Inc *	9,517	2,776
Whirlpool Corp (A)	3,320	732
Williams-Sonoma Inc (A)	7,799	1,398
XPEL Inc *	10,021	520

		98,020

Consumer Staples — 4.8%
BJ’s Wholesale Club Holdings Inc *(A)	24,382	1,094
Boston Beer Co Inc/The, Cl A *	2,028	2,446
Bunge Ltd	10,000	793
Casey’s General Stores Inc	6,437	1,392
Celsius Holdings Inc *(A)	29,350	1,410
Central Garden & Pet Co, Cl A *	39,121	2,030
Coca-Cola Consolidated Inc	2,500	722
Darling Ingredients Inc *	40,500	2,980
Flowers Foods Inc	80,547	1,917
Freshpet Inc *	8,866	1,408
Grocery Outlet Holding Corp *(A)	19,875	733
Hostess Brands Inc, Cl A *	468,657	6,721
Ingles Markets Inc, Cl A	6,621	408
Ingredion Inc (A)	9,898	890
J & J Snack Foods Corp	7,030	1,104
John B Sanfilippo & Son Inc	13,714	1,239
Kroger Co/The (A)	8,102	292
Lancaster Colony Corp	5,300	929
Landec Corp *	14,939	158

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medifast Inc	25,737	$5,452
National Beverage Corp, Cl A *(A)	4,024	197
Pilgrim’s Pride Corp *	149,410	3,555
Post Holdings Inc *	7,519	795
PriceSmart Inc	12,923	1,250
Seaboard Corp	144	531
Seneca Foods Corp, Cl A *	315	15
Spectrum Brands Holdings Inc	30,246	2,571
Sprouts Farmers Market Inc *(A)	27,834	741
Universal Corp/VA	18,077	1,066
US Foods Holding Corp *	10,313	393
USANA Health Sciences Inc *	7,864	768
Village Super Market Inc, Cl A (A)	15,188	358
WD-40 Co (A)	3,849	1,178
Weis Markets Inc	27,069	1,530

		49,066

Energy — 1.9%
Cabot Oil & Gas Corp	80,892	1,519
Cimarex Energy Co	98,294	5,838
Delek US Holdings Inc *(A)	328,319	7,151
Marathon Petroleum Corp	7,296	390
Pioneer Natural Resources Co	19,058	3,027
Rattler Midstream LP (B)	162,210	1,724

		19,649

Financials — 17.5%
1st Source Corp	9,904	471
Affiliated Managers Group Inc	1,488	222
Alleghany Corp *	1,001	627
Allstate Corp/The	7,361	846
Altabancorp	23,776	1,000
A-Mark Precious Metals *	7,917	285
American Equity Investment Life Holding Co	106,222	3,349
American Financial Group Inc/OH	13,674	1,560
Ameriprise Financial Inc	4,701	1,093
AMERISAFE Inc	9,132	584
Arch Capital Group Ltd *	10,008	384
Argo Group International Holdings Ltd	103,605	5,213
Arrow Financial Corp	19,966	665
Artisan Partners Asset Management Inc, Cl A	53,084	2,769
Assurant Inc	5,558	788
Axos Financial Inc *	48,113	2,262
Bank First (A)	2,745	206
Bank of Marin Bancorp	10,864	425
Bank OZK	55,988	2,287
BankUnited Inc	127,615	5,609
BGC Partners Inc, Cl A	1,099,126	5,309
Brookline Bancorp Inc, Cl A	24,112	362
Camden National Corp	18,864	903
Canadian Imperial Bank of Commerce	3,321	325
Capital City Bank Group Inc	9,652	251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens & Northern	6,978	$166
CNO Financial Group Inc	289,034	7,021
Cohen & Steers Inc	885	58
Columbia Banking System Inc	136,760	5,893
Columbia Financial Inc *(A)	58,169	1,017
Community Trust Bancorp Inc	27,038	1,190
Diamond Hill Investment Group Inc	2,001	312
Donnelley Financial Solutions Inc *	39,415	1,097
Dynex Capital Inc ‡	51,983	984
Eagle Bancorp Inc	29,167	1,552
Employers Holdings Inc	17,888	770
Erie Indemnity Co, Cl A (A)	4,514	997
Everest Re Group Ltd	6,060	1,502
Farmers National Banc Corp	24,544	410
Federated Hermes Inc, Cl B	15,159	475
Financial Institutions Inc	51,330	1,555
First American Financial Corp	23,494	1,331
First Busey Corp	73,564	1,887
First Citizens BancShares Inc/NC, Cl A	775	648
First Commonwealth Financial Corp	316,920	4,554
First Community Bankshares Inc	66,479	1,994
First Horizon Corp	341,595	5,776
First Merchants Corp	77,646	3,611
First Midwest Bancorp Inc/IL	68,601	1,503
Flagstar Bancorp Inc	32,500	1,466
FNB Corp/PA (A)	494,669	6,282
FRP Holdings Inc *(A)	4,575	225
Great Southern Bancorp Inc	13,042	739
Great Western Bancorp Inc	86,378	2,616
Hanover Insurance Group Inc/The, Cl A	25,705	3,328
Hilltop Holdings Inc	30,507	1,041
HomeStreet Inc	10,400	458
HomeTrust Bancshares Inc	4,975	121
Horace Mann Educators Corp, Cl A	21,962	949
Houlihan Lokey Inc, Cl A	8,726	580
Independent Bank Corp/MI	13,095	310
Lincoln National Corp	48,278	3,006
MarketAxess Holdings Inc	350	174
Mercantile Bank Corp	10,589	344
Merchants Bancorp/IN	45,712	1,917
Mercury General Corp	3,404	207
MidWestOne Financial Group Inc	16,411	508
Morgan Stanley	7,661	595
Morningstar Inc, Cl A	5,718	1,287
Nelnet Inc, Cl A	4,248	309
OFG Bancorp	133,441	3,018
Origin Bancorp Inc (A)	25,847	1,096
Pacific Premier Bancorp Inc	114,780	4,986
PacWest Bancorp	386,880	14,759
Palomar Holdings Inc, Cl A *	2,595	174
Park National Corp (A)	1,252	162
PCSB Financial Corp	20,078	334

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PennyMac Financial Services Inc	16,593	$1,110
Peoples Bancorp Inc/OH (A)	29,343	973
Piper Sandler Cos	823	90
PJT Partners Inc	20,964	1,418
Popular Inc	11,261	792
PRA Group Inc *	17,323	642
Premier Financial Corp	24,116	802
Provident Financial Services Inc	24,819	553
Reinsurance Group of America Inc, Cl A	7,938	1,001
Reliant Bancorp Inc	40,302	1,157
RenaissanceRe Holdings Ltd	7,345	1,177
Republic Bancorp Inc/KY, Cl A	10,585	469
Safety Insurance Group Inc	7,585	639
Selective Insurance Group Inc	19,688	1,428
ServisFirst Bancshares Inc (A)	26,000	1,595
Sierra Bancorp	20,570	551
Starwood Property Trust Inc ‡	310,592	7,684
Stewart Information Services Corp	21,161	1,101
Stifel Financial Corp	25,125	1,610
SVB Financial Group, Cl B *	3,773	1,863
TCF Financial Corp	66,592	3,094
TPG RE Finance Trust Inc ‡	58,414	654
TriCo Bancshares	22,196	1,051
TrustCo Bank Corp NY	51,485	379
UMH Properties ‡	42,338	812
Umpqua Holdings Corp	229,225	4,023
United Fire Group Inc	67,986	2,366
Univest Financial Corp	85,554	2,446
Virtus Investment Partners Inc	300	71
Washington Trust Bancorp Inc (A)	13,750	710
Waterstone Financial Inc	85,678	1,750

		179,100

Health Care — 11.9%
ABIOMED Inc *	967	308
ACADIA Pharmaceuticals Inc *(A)	33,999	877
Acceleron Pharma Inc *	627	85
AdaptHealth Corp, Cl A *(A)	29,089	1,069
Aerie Pharmaceuticals Inc *	75,660	1,352
Akebia Therapeutics Inc *(A)	77,991	264
Akero Therapeutics Inc *	2,796	81
Albireo Pharma Inc *(A)	13,042	460
Amedisys Inc *	1,346	356
AmerisourceBergen Corp, Cl A	4,713	556
AMN Healthcare Services Inc *	50,034	3,688
Applied Therapeutics *(A)	5,721	107
Arcus Biosciences Inc *(A)	8,754	246
Arcutis Biotherapeutics *	2,129	62
Arena Pharmaceuticals Inc *	6,000	416
Atreca Inc, Cl A *	18,444	283
AtriCure Inc *(A)	14,000	917
Atrion Corp	1,363	874
BioMarin Pharmaceutical Inc *	4,059	306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bio-Techne Corp	3,600	$1,375
Blueprint Medicines Corp *	2,801	272
Bridgebio Pharma Inc *(A)	2,632	162
Castle Biosciences Inc *	4,116	282
Catalent Inc *	16,500	1,738
Change Healthcare Inc *	306,740	6,779
Charles River Laboratories International Inc *	7,525	2,181
Chemed Corp	5,900	2,713
ChromaDex Corp *	42,607	398
Co-Diagnostics Inc *(A)	35,942	343
Collegium Pharmaceutical Inc *(A)	55,451	1,314
Computer Programs and Systems Inc *	21,134	647
CorVel Corp *	3,132	321
Covetrus Inc *(A)	19,339	580
CryoLife Inc *(A)	680	15
Cymabay Therapeutics Inc *	101,706	462
CytomX Therapeutics Inc *	38,492	298
Denali Therapeutics Inc *	4,607	263
Durect Corp *	26,038	52
Eagle Pharmaceuticals Inc/DE *(A)	10,572	441
Emergent BioSolutions Inc *	42,789	3,976
Encompass Health Corp	19,928	1,632
Ensign Group Inc/The	22,232	2,086
Fate Therapeutics Inc *	11,655	961
Five Prime Therapeutics Inc *	11,562	436
Fulgent Genetics Inc *	1,200	116
GenMark Diagnostics Inc *	15,493	370
Global Blood Therapeutics Inc *(A)	5,702	232
Globus Medical Inc, Cl A *	14,804	913
GW Pharmaceuticals PLC ADR *	1,684	365
Haemonetics Corp *	16,579	1,840
HealthStream Inc *	36,679	819
Heska Corp *	167	28
Hill-Rom Holdings Inc	4,708	520
Homology Medicines Inc *(A)	39,776	374
ICON PLC *	7,886	1,548
ICU Medical Inc *	5,669	1,165
IDEXX Laboratories Inc *	458	224
Incyte Corp *	3,300	268
Inovalon Holdings Inc, Cl A *	71,259	2,051
Insmed Inc *	31,452	1,071
Integra LifeSciences Holdings Corp *	45,000	3,109
Iovance Biotherapeutics Inc *(A)	32,559	1,031
Jazz Pharmaceuticals PLC *	15,979	2,627
Karyopharm Therapeutics Inc *(A)	27,040	284
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	22,925	424
Krystal Biotech Inc *(A)	1,716	132
LeMaitre Vascular Inc (A)	467	23
LHC Group Inc *	6,905	1,320
Ligand Pharmaceuticals Inc *(A)	28,582	4,357
Magellan Health Inc *	14,229	1,327

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masimo Corp *	3,863	$887
Medpace Holdings Inc *	9,937	1,630
Meridian Bioscience Inc *(A)	20,847	547
Mettler-Toledo International Inc *	411	475
ModivCare Inc *	8,591	1,273
Morphic Holding *	4,008	254
National HealthCare Corp	12,608	982
Natus Medical Inc *	29,663	760
Neogen Corp, Cl B *(A)	4,026	358
NeoGenomics Inc *(A)	18,676	901
Neurocrine Biosciences Inc *	10,038	976
Nevro Corp *(A)	1,424	199
NextGen Healthcare Inc *	8,065	146
NGM Biopharmaceuticals Inc *	11,335	330
Novocure Ltd *(A)	2,480	328
Omnicell Inc *	1,763	229
OptimizeRx Corp *	14,122	688
Organogenesis Holdings Inc, Cl A *	68,439	1,247
Orthofix Medical Inc *	14,375	623
Owens & Minor Inc	39,047	1,468
Pacira BioSciences Inc *	44,489	3,118
Pennant Group Inc/The *	17,711	811
Penumbra Inc *(A)	1,427	386
PerkinElmer Inc	12,707	1,630
Phibro Animal Health Corp, Cl A (A)	32,589	795
Premier Inc, Cl A	80,870	2,737
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,068
Protagonist Therapeutics Inc *(A)	26,630	690
QIAGEN NV *	14,831	722
Quanterix Corp *	20,327	1,189
Quidel Corp *(A)	1,577	202
R1 RCM Inc *	74,014	1,827
Reata Pharmaceuticals Inc, Cl A *(A)	10,095	1,006
Repligen Corp *	6,804	1,323
Revance Therapeutics Inc *	82,213	2,298
Rhythm Pharmaceuticals Inc *(A)	10,870	231
SeaSpine Holdings Corp *	11,657	203
SIGA Technologies Inc *	2,198	14
Simulations Plus Inc (A)	799	51
Spero Therapeutics Inc *	16,852	248
STERIS PLC (A)	2,291	436
Stoke Therapeutics Inc *	5,807	226
Supernus Pharmaceuticals Inc *(A)	8,694	228
Syneos Health Inc, Cl A *	96,849	7,346
Teleflex Inc	8,291	3,445
Tenet Healthcare Corp *	6,108	318
Translate Bio Inc *	16,743	276
Travere Therapeutics *	80,652	2,014
Twist Bioscience Corp *(A)	566	70
Ultragenyx Pharmaceutical Inc *(A)	12,000	1,366
United Therapeutics Corp *	7,055	1,180
Utah Medical Products Inc	6,164	534

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vapotherm Inc *	1,870	$45
Vir Biotechnology *(A)	7,158	367
West Pharmaceutical Services Inc	1	—

		122,273

Industrials — 15.2%
A O Smith Corp	4,400	297
AAON Inc (A)	8,319	582
ACCO Brands Corp	517,127	4,365
Advanced Drainage Systems Inc	16,174	1,672
AECOM *	13,579	871
AeroVironment Inc *	6,958	808
Altra Industrial Motion Corp	7,543	417
ArcBest Corp	17,512	1,232
Armstrong World Industries Inc	25,821	2,326
Atkore Inc *	38,805	2,790
Atlas Air Worldwide Holdings Inc *	60,908	3,681
Builders FirstSource Inc *	61,574	2,855
BWX Technologies Inc, Cl W	84,376	5,564
Casella Waste Systems Inc, Cl A *	5,000	318
CBIZ Inc *	2,449	80
Cintas Corp	3,186	1,087
Clean Harbors Inc *	7,022	590
Colfax Corp *(A)	167,422	7,335
CoStar Group Inc *	4,446	3,654
CRA International Inc	11,678	872
CSW Industrials Inc	5,365	724
Curtiss-Wright Corp	15,306	1,815
Dycom Industries Inc *	5,730	532
EMCOR Group Inc	19,007	2,132
Ennis Inc	34,657	740
Evoqua Water Technologies Corp *	17,172	452
Exponent Inc	30,000	2,923
Forrester Research Inc *	9,468	402
Franklin Covey Co *(A)	648	18
FTI Consulting Inc *	10,890	1,526
Gibraltar Industries Inc *	19,000	1,739
Griffon Corp	25,360	689
Heartland Express Inc	124,414	2,436
Helios Technologies Inc	8,122	592
Heritage-Crystal Clean Inc *	29,302	795
Hillenbrand Inc	8,146	389
Hub Group Inc, Cl A *	12,964	872
IAA Inc *	85,739	4,728
ICF International Inc, Cl A	4,655	407
IDEX Corp	4,000	837
JetBlue Airways Corp *	254,146	5,169
Kadant Inc (A)	16,160	2,990
Kaman Corp, Cl A	52,269	2,681
KAR Auction Services Inc *	300,328	4,505
Kelly Services Inc, Cl A *	4,601	102
Kforce Inc	10,057	539
L3Harris Technologies Inc	2,036	413

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Landstar System Inc	8,600	$1,419
Limbach Holdings Inc *	113,604	1,200
Lindsay Corp (A)	9,200	1,533
Macquarie Infrastructure Corp *	18,400	585
ManTech International Corp/VA, Cl A	12,947	1,126
Marten Transport Ltd	77,299	1,312
Masonite International Corp *	37,876	4,365
Mastech Digital Inc *	8,853	156
Matson Inc	4,687	313
Meritor Inc *	39,622	1,166
MSA Safety Inc	10,698	1,605
MSC Industrial Direct Co Inc, Cl A	3,679	332
MYR Group Inc *	22,025	1,578
National Presto Industries Inc	1,385	141
Old Dominion Freight Line Inc, Cl A	9,957	2,394
PGT Innovations Inc *	28,530	720
Powell Industries Inc	6,900	234
Primoris Services Corp	31,507	1,044
Quanex Building Products Corp	8,291	217
Radiant Logistics Inc *	49,017	341
RBC Bearings Inc *	4,000	787
Resideo Technologies Inc *	36,899	1,042
Resources Connection Inc	21,841	296
REV Group Inc *	19,893	381
Rush Enterprises Inc, Cl A	38,922	1,939
Saia Inc *(A)	7,000	1,614
Schneider National Inc, Cl B	13,231	330
Shyft Group Inc/The	28,592	1,064
Simpson Manufacturing Co Inc	8,867	920
SiteOne Landscape Supply Inc *(A)	3,529	602
Standex International Corp	5,842	558
Systemax Inc	4,467	184
Teledyne Technologies Inc *	18,991	7,856
Tetra Tech Inc	27,739	3,765
Textainer Group Holdings Ltd *	56,064	1,606
Toro Co/The	2,800	289
TriMas Corp *	23,190	703
Trinity Industries Inc (A)	142,479	4,059
UFP Industries Inc	9,396	713
United Rentals Inc *	4,375	1,441
Upwork Inc *	16,655	746
Vicor Corp *	4,894	416
Werner Enterprises Inc	29,446	1,389
WESCO International Inc *	94,612	8,187
Westinghouse Air Brake Technologies Corp	3,600	285
XPO Logistics Inc *	78,605	9,692

		155,188

Information Technology — 18.5%
A10 Networks Inc *	141,358	1,358
ACI Worldwide Inc *	374,772	14,260
Agilysys Inc *	13,470	646
Alliance Data Systems Corp	15,014	1,683

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alpha & Omega Semiconductor Ltd *	39,527	$1,293
Amdocs Ltd	14,000	982
American Software Inc/GA, Cl A	30,440	630
Amkor Technology Inc	75,502	1,790
ANSYS Inc *	2,600	883
Arista Networks Inc *	2,488	751
Aspen Technology Inc *	25,803	3,724
Axcelis Technologies Inc *	24,597	1,011
Broadridge Financial Solutions Inc	1,700	260
Brooks Automation Inc	754	62
Cadence Design Systems Inc *	12,100	1,658
Calix Inc *	48,212	1,671
Cambium Networks Corp *	22,490	1,051
Cardtronics PLC *	22,468	872
Cass Information Systems Inc	9,000	416
ChannelAdvisor Corp *	51,607	1,215
Cloudflare Inc, Cl A *(A)	4,553	320
Cognyte Software Ltd *(A)	112,718	3,135
CommVault Systems Inc *	26,733	1,724
Conduent Inc *	113,376	755
Cornerstone OnDemand Inc *	28,250	1,231
CSG Systems International Inc	16,561	743
Diodes Inc *(A)	15,000	1,198
Dolby Laboratories Inc, Cl A	12,000	1,185
Echo Global Logistics Inc *	8,703	273
Enphase Energy Inc *	5,140	834
Entegris Inc	19,770	2,210
EPAM Systems Inc *	5,383	2,135
Euronet Worldwide Inc *	30,399	4,204
EVERTEC Inc	63,730	2,372
ExlService Holdings Inc *(A)	24,383	2,198
Extreme Networks Inc *	44,054	385
Fair Isaac Corp *	2,500	1,215
Five9 Inc *	5,242	820
FormFactor Inc *	600	27
Gartner Inc *	1,518	277
Genpact Ltd	30,604	1,311
Global Payments Inc	1,009	203
Globant SA *	4,500	934
Hackett Group Inc/The	37,239	610
Ichor Holdings Ltd *(A)	16,589	893
II-VI Inc *(A)	35,206	2,407
Insight Enterprises Inc *	21,641	2,065
Intelligent Systems Corp *	358	15
International Money Express Inc *	1,250	19
Itron Inc *	577	51
J2 Global Inc *(A)	211,316	25,328
Lantronix Inc *	42,658	195
Lattice Semiconductor Corp *	37,782	1,701
Leidos Holdings Inc	11,756	1,132
LiveRamp Holdings Inc *	10,000	519
Lumentum Holdings Inc *	2,779	254

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MACOM Technology Solutions Holdings Inc *	12,485	$724
Manhattan Associates Inc *	10,280	1,207
MAXIMUS Inc	35,530	3,164
MicroStrategy Inc, Cl A *(A)	726	493
Model N Inc *	21,638	762
Monolithic Power Systems Inc	6,335	2,238
National Instruments Corp	370	16
NCR Corp *(A)	132,854	5,042
NIC Inc	72,349	2,455
nLight Inc *	20,093	651
Nuance Communications Inc *	53,148	2,319
NVE Corp	9,565	671
ON Semiconductor Corp *	108,955	4,534
OSI Systems Inc *	184	18
Palo Alto Networks Inc *	786	253
Perficient Inc *	12,505	734
Photronics Inc *	115,668	1,488
Power Integrations Inc	20,000	1,630
Progress Software Corp	5,788	255
PTC Inc *	19,109	2,630
QAD Inc, Cl A	5,106	340
Qorvo Inc *	1	—
Qualys Inc *(A)	1,225	128
Radware Ltd *	26,112	681
Rambus Inc *	69,493	1,351
RingCentral Inc, Cl A *	773	230
Sapiens International Corp NV	43,975	1,398
Science Applications International Corp	10,962	916
Semtech Corp *	69,289	4,781
Shutterstock Inc	21,003	1,870
Silicon Motion Technology Corp ADR	221,337	13,145
SiTime Corp *	450	44
SolarWinds Corp *	744	13
SPS Commerce Inc *	16,563	1,645
Super Micro Computer Inc *	182,775	7,139
SVMK Inc *	28,358	520
Sykes Enterprises Inc *	31,637	1,395
Synopsys Inc *	5,999	1,486
Tenable Holdings Inc *	29,500	1,067
Teradyne Inc	11,312	1,376
Trade Desk Inc/The, Cl A *(A)	1,896	1,236
TTEC Holdings Inc	31,473	3,161
Tucows Inc, Cl A *(A)	1,294	100
Tyler Technologies Inc *	4,508	1,914
Verint Systems Inc *	112,718	5,128
Wix.com Ltd *	15,023	4,195
WNS Holdings Ltd ADR *	26,370	1,910

		189,547

Materials — 7.0%
Albemarle Corp (A)	4,500	657
Ashland Global Holdings Inc	55,852	4,958

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avery Dennison Corp	2,472	$454
Avient Corp	22,000	1,040
Axalta Coating Systems Ltd *	164,272	4,859
B2Gold Corp	501,613	2,162
Balchem Corp	20,761	2,604
Boise Cascade Co	23,092	1,382
Century Aluminum Co *	231,450	4,087
Chase	554	64
Commercial Metals Co, Cl A (A)	270,710	8,349
Crown Holdings Inc	4,800	466
Domtar Corp *	101,381	3,746
FMC Corp	102,303	11,316
Fortitude Gold Corp (C)	40,846	189
Hawkins Inc	12,136	407
Hecla Mining Co	131,999	751
Ingevity Corp *	36,000	2,719
Louisiana-Pacific Corp	18,357	1,018
Materion Corp	9,421	624
Myers Industries Inc	29,683	586
NewMarket Corp	4,076	1,549
Novagold Resources Inc *(A)	129,786	1,137
Packaging Corp of America (A)	2,600	350
Resolute Forest Products Inc *	88,838	973
Royal Gold Inc, Cl A	8,757	942
Sensient Technologies Corp	18,700	1,459
Silgan Holdings Inc	270,689	11,377
Stepan Co	9,000	1,144

		71,369

Real Estate — 4.9%
Camden Property Trust ‡	13,101	1,440
CareTrust Inc ‡	41,582	968
CatchMark Timber Trust Inc, Cl A ‡	108,771	1,107
Centerspace ‡	15,417	1,048
City Office REIT ‡	17,779	189
Community Healthcare Trust Inc ‡	384	18
EastGroup Properties Inc ‡	14,800	2,121
Equity Commonwealth *‡	11,988	333
Equity LifeStyle Properties ‡	20,564	1,309
Gaming and Leisure Properties Inc ‡	167,435	7,104
Getty Realty Corp ‡	28,351	803
Gladstone Commercial Corp ‡	33,797	661
Howard Hughes Corp/The *‡	51,451	4,895
Independence Realty Trust ‡	113,415	1,724
Invitation Homes Inc ‡	88,917	2,844
Kite Realty Group Trust ‡	34,895	673
Life Storage Inc ‡	4,650	400
Medical Properties Trust Inc ‡	410,854	8,743
Monmouth Real Estate Investment Corp, Cl A ‡	88,945	1,573
National Health Investors Inc ‡	265	19
National Storage Affiliates Trust ‡	10,689	427
New Senior Investment Group Inc ‡	47,637	297

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmark Group Inc, Cl A ‡	450,766	$4,510
One Liberty Properties Inc ‡	51,891	1,156
PS Business Parks Inc ‡	6,125	947
RMR Group Inc/The, Cl A ‡	23,159	945
Sabra Health Care Inc ‡	42,013	729
Safehold Inc ‡(A)	19,251	1,350
Spirit Realty Capital Inc ‡	387	16
Sun Communities Inc ‡	1,653	248
Terreno Realty Corp ‡	15,348	887
Universal Health Realty Income Trust ‡	3,689	250

		49,734

Utilities — 2.0%
ALLETE Inc	14,400	967
American States Water Co	21,500	1,626
Artesian Resources Corp, Cl A	40,073	1,578
Atmos Energy Corp	10,774	1,065
Black Hills Corp, Cl A	11,841	791
Chesapeake Utilities Corp (A)	6,037	701
Clearway Energy Inc, Cl A	43,089	1,142
Hawaiian Electric Industries Inc	21,153	940
IDACORP Inc, Cl A	10,909	1,091
MDU Resources Group Inc	14,335	453
MGE Energy Inc	21,134	1,509
Middlesex Water Co	22,660	1,791
NorthWestern Corp	5,270	344
Ormat Technologies Inc (A)	13,800	1,084
PNM Resources Inc	25,500	1,251
Portland General Electric Co	43,378	2,059

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Gas Holdings Inc	10,221	$702
UGI Corp	6,450	264
Unitil Corp	11,188	511
Vistra Corp	710	12
York Water Co/The	18,850	923

		20,804

Total Common Stock (Cost $548,850) ($ Thousands)		993,157

AFFILIATED PARTNERSHIP — 11.2%
SEI Liquidity Fund, L.P. 0.020% **†(D)	114,322,771	114,352

Total Affiliated Partnership (Cost $114,346) ($ Thousands)		114,352

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	30,072,280	30,072

Total Cash Equivalent (Cost $30,072) ($ Thousands)		30,072

Total Investments in Securities — 111.2% (Cost $693,268) ($ Thousands)		$1,137,581

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	14	Jun-2021	$1,552	$1,556	$4
S&P Mid Cap 400 Index E-MINI	4	Jun-2021	1,049	1,042	(7)

			$2,601	$2,598	$(3)

Percentages are based on Net Assets of $1,023,126 ($ Thousands).

*   Non-income producing security.

**  Rate shown is the 7-day effective yield as of March 31, 2021.

‡   Real Estate Investment Trust.

†   Investment in Affiliated Security (see Note 6).

(A)  Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $112,616 ($ Thousands).

(B)  Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $1,724 ($ Thousands), or 0.0% of the net assets of the Fund (See Note 2).

(C)  This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $114,352 ($ Thousands).

ADR — American Depositary Receipt Cl — Class L.P. — Limited Partnership Ltd. — Limited PLC — Public Limited Company REIT — Real Estate investment Trust S&P— Standard & Poor’s Ser — Series

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	992,968	–	189	993,157
Affiliated Partnership	–	114,352	–	114,352
Cash Equivalent	30,072	–	–	30,072

Total Investments in Securities	1,023,040	114,352	189	1,137,581

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4
Unrealized Depreciation	(7)	–	–	(7)

Total Other Financial Instruments	(3)	–	–	(3)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2021, there was a transfer between Level 1 and Level 3 assets and liabilities due to the unavailability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 28,359	$ 176,791	$ (90,805)	$ 10	$ (3)	$114,352	114,322,771	$ 70	$—
SEI Daily Income Trust, Government Fund, Cl F	18,861	90,218	(79,007)	—	—	30,072	30,072,280	1	—

Totals	$ 47,220	$ 267,009	$ (169,812)	$ 10	$ (3)	$144,424		$ 71	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 4.7%
Cars.com Inc *	15,500	$201
Fox Corp	4,800	169
Interpublic Group of Cos Inc/The	6,000	175
Lumen Technologies Inc	49,500	661
News Corp, Cl A	12,200	310
News Corp, Cl B	5,400	127
Nexstar Media Group Inc, Cl A	3,300	464
Omnicom Group Inc	7,500	556
Playtika Holding Corp *	13,700	373
QuinStreet Inc *	4,300	87
Sirius XM Holdings Inc (A)	41,700	254
Take-Two Interactive Software Inc, Cl A *	2,200	389

		3,766

Consumer Discretionary — 12.0%
American Outdoor Brands Inc *	2,200	56
AutoNation Inc *	700	65
AutoZone Inc *	60	84
Best Buy Co Inc	5,700	654
Brunswick Corp/DE	5,100	486
Crocs Inc *	800	64
Darden Restaurants Inc	2,900	412
Deckers Outdoor Corp *	1,200	397
Dollar Tree Inc *	6,100	698
DR Horton Inc	7,900	704
Ford Motor Co *	73,900	905
Gentherm Inc *	700	52
Genuine Parts Co	3,900	451
Johnson Outdoors Inc, Cl A	200	29
L Brands Inc *	9,000	557
Lennar Corp, Cl A	4,600	466
Lennar Corp, Cl B	3,800	313
Liquidity Services Inc *	3,200	60
Nautilus Inc *	4,100	64
O’Reilly Automotive Inc *	1,190	604
Polaris Inc	3,500	467
PulteGroup Inc	9,900	519
Qurate Retail Inc	35,100	413
Smith & Wesson Brands Inc	16,000	279
Tapestry Inc *	8,400	346
Tenneco Inc, Cl A *	2,900	31
Yum China Holdings Inc	7,100	420
Yum! Brands Inc	400	43

		9,639

Consumer Staples — 4.9%
Archer-Daniels-Midland Co	13,500	770
Conagra Brands Inc	14,900	560
Hershey Co/The	200	32
J M Smucker Co/The	1,400	177
Kellogg Co	3,400	215
Kroger Co/The	20,300	731

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medifast Inc	200	$42
Nu Skin Enterprises Inc, Cl A	7,400	391
Sprouts Farmers Market Inc *	13,600	362
Tyson Foods Inc, Cl A	9,100	676

		3,956

Energy — 1.4%
Baker Hughes Co, Cl A	5,000	108
Cimarex Energy Co	1,800	107
Devon Energy Corp	2,500	55
Kinder Morgan Inc	15,100	251
Pioneer Natural Resources Co	3,100	492
Targa Resources Corp	3,900	124

		1,137

Financials — 10.0%
Aflac Inc	5,300	271
Allstate Corp/The	3,400	391
American National Group Inc	300	32
Ameriprise Financial Inc	3,400	790
Annaly Capital Management Inc ‡	69,500	598
Associated Banc-Corp	2,400	51
Citizens Financial Group Inc	13,400	592
CNA Financial Corp	7,000	312
CNB Financial Corp/PA	3,200	79
Discover Financial Services	8,000	760
Evercore Inc, Cl A	3,100	408
Federated Hermes Inc, Cl B	13,500	423
Fifth Third Bancorp	600	23
First American Financial Corp	4,500	255
Flushing Financial Corp	700	15
Invesco Ltd	7,600	192
KeyCorp	29,400	587
Old Republic International Corp	12,200	266
OneMain Holdings Inc, Cl A	3,000	161
Piper Sandler Cos	700	77
Popular Inc	8,000	562
Raymond James Financial Inc	4,600	564
Stewart Information Services Corp	1,600	83
Synchrony Financial	14,700	598

		8,090

Health Care — 13.4%
ABIOMED Inc *	700	223
Agilent Technologies Inc	2,100	267
Align Technology Inc *	1,340	726
AmerisourceBergen Corp, Cl A	4,900	579
Bio-Techne Corp	1,400	535
Cerner Corp	1,400	100
Charles River Laboratories International Inc *	1,200	348
DENTSPLY SIRONA Inc	8,000	510
Hologic Inc *	8,300	617
IDEXX Laboratories Inc *	1,340	656

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Incyte Corp *	4,800	$390
IQVIA Holdings Inc *	3,900	753
Laboratory Corp of America Holdings *	1,400	357
McKesson Corp	2,400	468
Mettler-Toledo International Inc *	540	624
Moderna Inc *	3,600	471
PerkinElmer Inc	4,300	552
Perrigo Co PLC	2,500	101
Quest Diagnostics Inc	3,600	462
Quidel Corp *	2,100	269
ResMed Inc	3,200	621
STERIS PLC	1,100	210
Universal Health Services Inc, Cl B	3,300	440
Viatris Inc, Cl W *	11,700	163
Waters Corp *	400	114
West Pharmaceutical Services Inc	1,000	282

		10,838

Industrials — 14.3%
Acuity Brands Inc	3,900	643
AGCO Corp	3,800	546
BWX Technologies Inc, Cl W	6,000	396
Carrier Global Corp	3,000	127
CoStar Group Inc *	400	329
Cummins Inc	3,100	803
Donaldson Co Inc, Cl A	3,400	198
Dover Corp	2,300	315
Fortune Brands Home & Security Inc	2,200	211
Gates Industrial Corp PLC *	8,900	142
Generac Holdings Inc *	2,200	720
GMS Inc *	200	8
GrafTech International Ltd	3,200	39
Howmet Aerospace Inc *	16,200	521
Huntington Ingalls Industries Inc, Cl A	1,500	309
IDEX Corp	400	84
Kelly Services Inc, Cl A *	1,900	42
Kforce Inc	500	27
Masco Corp	10,600	635
Matson Inc	1,200	80
MYR Group Inc *	500	36
Nordson Corp	1,500	298
nVent Electric PLC	3,700	103
Old Dominion Freight Line Inc, Cl A	2,500	601
Otis Worldwide Corp	4,700	322
Parker-Hannifin Corp, Cl A	2,200	694
Pentair PLC	3,600	224
Primoris Services Corp	1,000	33
Quanta Services Inc	6,000	528
Schneider National Inc, Cl B	2,200	55
Snap-on Inc	2,000	462
Teledyne Technologies Inc *	1,130	467
Timken Co/The	3,400	276
UFP Industries Inc	1,300	99

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	1,300	$428
Werner Enterprises Inc	3,400	160
WW Grainger Inc	1,490	597

		11,558

Information Technology — 20.2%
Amdocs Ltd	7,500	526
ANSYS Inc *	1,010	343
Arrow Electronics Inc, Cl A *	4,000	443
Aspen Technology Inc *	1,500	217
BM Technologies Inc *	523	6
CACI International Inc, Cl A *	600	148
Cadence Design Systems Inc *	5,900	808
Cirrus Logic Inc *	3,100	263
Citrix Systems Inc	500	70
Cognizant Technology Solutions Corp, Cl A	3,900	305
Corning Inc, Cl B	6,600	287
Dell Technologies Inc, Cl C *	1,500	132
Dynatrace Inc *	8,900	429
Entegris Inc	4,700	525
EPAM Systems Inc *	1,600	635
Fair Isaac Corp *	1,050	510
Fortinet Inc *	1,000	184
HP Inc	21,800	692
IPG Photonics Corp *	500	106
Jabil Inc	9,400	490
KLA Corp	2,900	958
Manhattan Associates Inc *	3,300	387
MKS Instruments Inc	3,500	649
NetApp Inc	7,400	538
NETGEAR Inc *	2,300	95
NortonLifeLock Inc	25,700	546
Paychex Inc	1,700	167
Paycom Software Inc *	1,310	485
PTC Inc *	4,800	661
Qorvo Inc *	3,000	548
Sanmina Corp *	7,500	310
Semtech Corp *	1,600	110
Skyworks Solutions Inc	3,600	661
SS&C Technologies Holdings Inc	8,600	601
Sykes Enterprises Inc *	1,600	71
SYNNEX Corp	3,000	345
Synopsys Inc *	2,800	694
Teradyne Inc	2,300	280
Ubiquiti Inc	1,500	447
Zebra Technologies Corp, Cl A *	1,260	611

		16,283

Materials — 6.9%
Avery Dennison Corp	1,700	312
Boise Cascade Co	1,800	108
Celanese Corp, Cl A	1,500	225
Corteva Inc	18,100	844

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eastman Chemical Co	2,600	$286
Element Solutions Inc	6,300	115
Freeport-McMoRan Inc, Cl B	25,200	830
Huntsman Corp	9,300	268
International Paper Co	1,300	70
LyondellBasell Industries NV, Cl A	1,900	198
Mosaic Co/The	1,300	41
Nucor Corp	3,600	289
PPG Industries Inc	4,200	631
RPM International Inc	5,400	496
Steel Dynamics Inc	11,200	569
Westlake Chemical Corp	3,100	275

		5,557

Real Estate — 5.5%
Apple Hospitality Inc ‡	37,600	548
CBRE Group Inc, Cl A *‡	3,900	308
City Office REIT	18,300	194
Columbia Property Trust Inc ‡	1,800	31
CorePoint Lodging *‡	200	2
Extra Space Storage Inc ‡	1,300	172
Gaming and Leisure Properties Inc ‡	12,909	548
GEO Group Inc/The ‡(A)	40,050	311
Highwoods Properties Inc ‡	1,200	51
Omega Healthcare Investors Inc ‡	2,200	81
Piedmont Office Realty Trust Inc, Cl A ‡	9,600	167
PotlatchDeltic Corp ‡	7,700	407
VEREIT Inc ‡	8,800	340
Weyerhaeuser Co ‡	20,100	716
WP Carey Inc ‡	7,800	552

		4,428

Utilities — 4.9%
AES Corp/The	25,400	681
MDU Resources Group Inc	20,000	632
NRG Energy Inc	9,000	340
PPL Corp	15,200	439
Public Service Enterprise Group Inc	10,600	638
Sempra Energy	3,600	477
UGI Corp	14,000	574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Corp	11,700	$207

		3,988

Total Common Stock (Cost $62,463) ($ Thousands)		79,240

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Qurate Retail, 8.000%	1,050	107

Total Preferred Stock (Cost $236) ($ Thousands)		107

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.020% **†(B)	579,529	580

Total Affiliated Partnership (Cost $580) ($ Thousands)		580

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	1,109,175	1,109

Total Cash Equivalent (Cost $1,109) ($ Thousands)		1,109

Total Investments in Securities — 100.4% (Cost $64,388) ($ Thousands)		$81,036

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

	Number of	Expiration	Notional Amount	Value	Unrealized
Type of Contract	Contracts Long	Date	(Thousands)	(Thousands)	Appreciation (Thousands)
S&P Mid Cap 400 Index E-MINI	1	Jun-2021	$256	$261	$4

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Mid-Cap Fund (Continued)

Percentages are based on Net Assets of $80,715 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $564 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $580 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of input s used as of March 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$79,240	$–	$–	$79,240
Preferred Stock	107	–	–	107
Affiliated Partnership	–	580	–	580
Cash Equivalent	1,109	–	–	1,109

Total Investments in Securities	$80,456	$580	$–	$81,036

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4

Total Other Financial Instruments	4	–	–	4

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 1,710	$(1,130)	$—	$—	$ 580	579,529	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	1,119	10,440	(10,450)	—	—	1,109	1,109,175	—	—

Totals	$1,119	$12,150	$(11,580)	$—	$—	$1,689		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 8.1%
Activision Blizzard Inc	25,372	$2,360
Alphabet Inc, Cl A *	505	1,041
Alphabet Inc, Cl C *	331	685
AT&T Inc	418,608	12,671
Comcast Corp, Cl A	240,900	13,035
Hemisphere Media Group Inc, Cl A *	1,396	16
John Wiley & Sons Inc, Cl A	59,053	3,201
Lions Gate Entertainment Corp, Cl A *	18,053	270
Lions Gate Entertainment Corp, Cl B *	23,764	306
New York Times Co/The, Cl A	63,468	3,213
Omnicom Group Inc	121,800	9,031
Ooma Inc *	19,440	308
Scholastic Corp, Cl B	8,394	253
SK Telecom Co Ltd ADR	138,655	3,776
Spok Holdings Inc	9,497	100
TechTarget Inc *	4,564	317
TELUS	136,300	2,714
TrueCar Inc *	19,054	91
United States Cellular Corp *	15,966	582
Verizon Communications	433,911	25,232
World Wrestling Entertainment Inc, Cl A	39,857	2,163

		81,365

Consumer Discretionary — 8.1%
Amazon.com Inc, Cl A *	621	1,922
AutoZone Inc *	3,300	4,634
Canadian Tire Corp Ltd, Cl A	23,000	3,263
Chegg Inc *	11,283	966
Chipotle Mexican Grill Inc, Cl A *	2,819	4,005
Core-Mark Holding Co Inc, Cl A	13,287	514
Dorman Products Inc *	4,899	503
DR Horton Inc	40,000	3,565
eBay Inc	194,674	11,922
Garmin Ltd	17,765	2,342
Grand Canyon Education Inc *	20,428	2,188
Honda Motor Co Ltd ADR (A)	145,242	4,386
Murphy USA Inc	4,527	654
NIKE Inc, Cl B	29,871	3,970
Papa John’s International Inc, Cl A	3,306	293
Sonos Inc *	7,748	290
Starbucks Corp	3,501	383
Sturm Ruger & Co Inc	62,054	4,100
Target Corp, Cl A	98,529	19,516
Terminix Global Holdings Inc *	9,979	476
Toyota Motor Corp ADR (A)	47,464	7,407
Winmark Corp	503	94
XPEL Inc *	1,756	91
Yum China Holdings Inc	52,661	3,118

		80,602

Consumer Staples — 16.8%
Altria Group Inc	92,900	4,753

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B&G Foods Inc, Cl A (A)	5,182	$161
BellRing Brands, Cl A *	15,618	369
Boston Beer Co Inc/The, Cl A *	1,404	1,694
Bunge Ltd	50,386	3,994
Campbell Soup Co	46,746	2,350
Casey’s General Stores Inc	9,235	1,997
Clorox Co/The	13,841	2,670
Coca-Cola Co/The	105,116	5,541
Colgate-Palmolive Co	65,807	5,188
Conagra Brands Inc	287,811	10,822
Costco Wholesale Corp	8,862	3,124
Darling Ingredients Inc *	7,145	526
Estee Lauder Cos Inc/The, Cl A	14,647	4,260
Flowers Foods Inc	131,520	3,130
General Mills Inc	169,734	10,408
Hain Celestial Group Inc/The *	8,572	374
Herbalife Nutrition Ltd *	30,551	1,355
Hershey Co/The	42,124	6,662
Hormel Foods Corp	53,128	2,538
Hostess Brands Inc, Cl A *	34,718	498
Ingredion Inc	26,000	2,338
J M Smucker Co/The	121,998	15,436
John B Sanfilippo & Son	6,781	613
Kellogg Co	148,945	9,428
Kimberly-Clark Corp	90,908	12,641
Kraft Heinz Co/The	219,400	8,776
Kroger Co/The	405,027	14,577
Lancaster Colony Corp	2,722	477
Medifast Inc	1,318	279
MGP Ingredients Inc	6,382	377
Mondelez International Inc, Cl A	59,782	3,499
Monster Beverage Corp *	44,549	4,058
Natural Grocers by Vitamin Cottage Inc	18,579	326
PriceSmart Inc	5,602	542
Procter & Gamble Co/The	34,700	4,699
Sanderson Farms Inc	2,956	460
Seaboard Corp	64	236
Simply Good Foods Co/The *	9,676	294
Tyson Foods Inc, Cl A	144,449	10,733
Universal Corp/VA	10,842	640
USANA Health Sciences Inc *	7,167	699
Walmart Inc	25,700	3,491
WD-40 Co	1,114	341
Weis Markets Inc	5,174	292

		167,666

Energy — 0.6%
Antero Midstream Corp	363,939	3,287
DMC Global Inc *	3,575	194
Phillips 66	23,400	1,908

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RPC Inc *	20,419	$110

		5,499

Financials — 11.2%
Aflac Inc	221,967	11,360
Alerus Financial Corp	5,930	177
Allstate Corp/The	115,300	13,248
American Financial Group Inc/OH	23,700	2,704
American National Group Inc	2,079	224
Annaly Capital Management Inc ‡	253,100	2,177
Arbor Realty Trust Inc ‡	17,353	276
Bank of New York Mellon Corp/The	198,000	9,363
Berkshire Hathaway Inc, Cl B *	80,117	20,467
BRP Group Inc, Cl A *	6,157	168
Cboe Global Markets Inc	11,784	1,163
Columbia Financial Inc *	25,349	443
Community Bank System Inc	3,228	248
Employers Holdings Inc	9,517	410
Erie Indemnity Co, Cl A	3,442	760
Everest Re Group Ltd	12,673	3,141
Hanover Insurance Group Inc/The, Cl A	30,323	3,926
HarborOne Bancorp Inc	33,506	451
Hartford Financial Services Group Inc/The	69,100	4,615
HCI Group Inc	2,470	190
Houlihan Lokey Inc, Cl A	5,759	383
Kearny Financial Corp/MD	38,764	468
Kinsale Capital Group Inc	971	160
Loblaw Cos Ltd	70,000	3,910
MarketAxess Holdings Inc	1,623	808
Marsh & McLennan Cos Inc	43,980	5,357
Mercury General Corp	14,266	868
MFA Financial Inc ‡	54,537	222
Morningstar Inc, Cl A	15,774	3,550
MVB Financial Corp	3,576	121
National Bank Holdings Corp, Cl A	12,271	487
NI Holdings Inc *	1,708	32
Northeast Bank	2,247	59
Orchid Island Capital Inc, Cl A ‡	90,979	547
PCSB Financial Corp	20,853	346
Progressive Corp/The	41,750	3,992
Reliant Bancorp Inc	5,536	159
Safeguard Scientifics Inc *	15,832	108
Safety Insurance Group Inc	4,713	397
Sagen MI Canada	71,000	2,455
Stewart Information Services Corp	6,097	317
Timberland Bancorp Inc/WA	3,605	100
Tradeweb Markets Inc, Cl A	39,821	2,947
Trupanion Inc *	181	14
US Bancorp	125,400	6,936
Waterstone Financial Inc	19,067	389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
White Mountains Insurance Group Ltd	1,017	$1,134

		111,777

Health Care — 14.6%
AbbVie Inc	86,995	9,415
AdaptHealth Corp, Cl A *	7,321	269
Agilent Technologies Inc	1,663	211
Alkermes PLC *	5,460	102
Amgen Inc, Cl A	42,500	10,574
Amphastar Pharmaceuticals Inc *	4,915	90
Bristol-Myers Squibb Co	251,177	15,857
Cassava Sciences Inc *	2,604	117
Cigna Corp	1,426	345
CVS Health Corp	126,626	9,526
Danaher Corp, Cl A	9,853	2,218
DermTech *	3,250	165
Eli Lilly and Co	17,976	3,358
Gilead Sciences Inc	141,500	9,145
Haemonetics Corp *	8,954	994
Halozyme Therapeutics Inc *	524	22
Harrow Health *	13,610	92
HealthStream Inc *	7,683	172
Henry Schein Inc *	30,982	2,145
InfuSystem Holdings Inc *	2,116	43
Inogen Inc *	2,932	154
Ionis Pharmaceuticals Inc *	21,845	982
Johnson & Johnson	127,718	20,991
Joint Corp/The *	9,438	456
LeMaitre Vascular Inc	1,350	66
Masimo Corp *	4,359	1,001
Merck & Co Inc	315,164	24,296
Mettler-Toledo International Inc *	1,316	1,521
Omnicell Inc *	3,559	462
Organogenesis Holdings Inc, Cl A *	8,843	161
Patterson Cos Inc	8,135	260
Pfizer Inc	444,439	16,102
Phibro Animal Health Corp, Cl A	12,044	294
Premier Inc, Cl A	34,658	1,173
Prestige Consumer Healthcare Inc, Cl A *	7,289	321
QIAGEN NV *	1,824	89
Regeneron Pharmaceuticals Inc *	6,174	2,921
Sanofi ADR	57,200	2,829
Sharps Compliance Corp *	6,797	98
SIGA Technologies Inc *	33,244	216
Stereotaxis Inc *	41,845	281
Universal Health Services Inc, Cl B	21,700	2,895
Viatris Inc, Cl W *	70,563	986
Viemed Healthcare Inc *	34,170	346
Vocera Communications Inc *	5,331	205
West Pharmaceutical Services Inc	7,275	2,050

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XBiotech Inc *(A)	10,257	$176

		146,192

Industrials — 9.7%
3M Co	50,635	9,756
Allison Transmission Holdings Inc	133,047	5,432
Carrier Global Corp	66,500	2,808
CBIZ Inc *	14,707	480
CH Robinson Worldwide Inc	41,676	3,977
Copart Inc *	2,090	227
Cummins Inc	31,600	8,188
Expeditors International of Washington Inc	44,797	4,824
Exponent Inc	2,679	261
Fastenal Co, Cl A	100,012	5,029
Forward Air Corp	5,343	475
General Dynamics Corp	19,100	3,468
Huntington Ingalls Industries Inc, Cl A	21,662	4,459
JB Hunt Transport Services Inc	9,190	1,545
Landstar System Inc	8,812	1,455
Lindsay Corp	320	53
Lockheed Martin Corp	13,868	5,124
Miller Industries Inc/TN	2,075	96
Northrop Grumman Corp	29,432	9,525
Otis Worldwide Corp	33,250	2,276
Parsons Corp *	11,039	446
Red Violet Inc *(A)	12,735	235
Republic Services Inc	39,733	3,948
Rollins Inc	46,940	1,616
Snap-on Inc	44,000	10,152
Toro Co/The	46,280	4,773
Upwork Inc *	341	15
Vertiv Holdings Co, Cl A	80,417	1,608
Waste Management Inc	34,300	4,425
Werner Enterprises Inc	9,053	427
WillScot Mobile Mini Holdings, Cl A *	6,758	188

		97,291

Information Technology — 17.1%
A10 Networks Inc *	2,433	23
Agilysys Inc *	2,381	114
Amdocs Ltd	300,704	21,094
Amphenol Corp, Cl A	42,206	2,784
Arista Networks Inc *	3,934	1,188
Autodesk Inc, Cl A *	2,416	670
Avnet Inc	61,200	2,540
Broadridge Financial Solutions Inc	12,427	1,903
CACI International Inc, Cl A *	17,162	4,233
Canon Inc ADR	130,800	2,978
Cisco Systems Inc/Delaware	359,046	18,566
CommVault Systems Inc *	6,354	410
CSG Systems International Inc	7,719	347
DocuSign Inc, Cl A *	4,017	813
Dropbox Inc, Cl A *	62,074	1,655

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc, Cl A *	67,564	$14,095
Grid Dynamics Holdings *	6,387	102
Intel Corp	339,000	21,696
International Business Machines Corp	102,708	13,687
Intevac Inc *	2,658	19
J2 Global Inc *	50,200	6,017
Jack Henry & Associates Inc	4,829	733
Juniper Networks Inc	284,966	7,218
MAXIMUS Inc	5,235	466
Napco Security Technologies Inc *	943	33
Oracle Corp, Cl B	344,999	24,209
Progress Software Corp	9,611	424
QAD Inc, Cl A	3,716	247
Sapiens International Corp NV	13,572	432
Seagate Technology PLC	116,500	8,941
ShotSpotter Inc *	1,430	50
Smith Micro Software Inc *	27,444	151
SPS Commerce Inc *	4,568	454
Tucows Inc, Cl A *	3,808	295
Ubiquiti Inc	4,473	1,334
Western Union Co/The	424,181	10,460
Zoom Video Communications Inc, Cl A *	1,375	442

		170,823

Materials — 4.4%
AptarGroup Inc	29,801	4,222
Balchem Corp	5,137	644
Berry Global Group Inc *	80,975	4,972
Caledonia Mining	1,855	26
Linde PLC	22,103	6,192
NewMarket Corp	9,153	3,480
Newmont Corp	115,789	6,979
Novagold Resources Inc *	30,230	265
Ranpak Holdings Corp, Cl A *	22,649	454
Sealed Air Corp	80,978	3,710
Sensient Technologies Corp	3,863	301
Sherwin-Williams Co/The, Cl A	7,069	5,217
Silgan Holdings Inc	93,288	3,921
Sonoco Products Co	58,810	3,723

		44,106

Real Estate — 2.7%
Agree Realty Corp ‡	7,852	529
Brandywine Realty Trust ‡	248,750	3,211
Easterly Government Properties Inc ‡	8,722	181
Essential Properties Realty Trust Inc ‡	11,966	273
Extra Space Storage Inc ‡	12,467	1,652
Healthcare Realty Trust Inc ‡	12,086	366
Iron Mountain Inc ‡	146,700	5,429
Jones Lang LaSalle Inc *‡	181	32
Piedmont Office Realty Trust, Cl A ‡	226,600	3,936
PS Business Parks Inc ‡	2,501	387
Public Storage ‡	22,381	5,523

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RMR Group Inc/The, Cl A ‡	4,139	$169
St Joe Co/The ‡	8,033	345
Terreno Realty Corp ‡	8,751	506
VEREIT Inc ‡	123,647	4,775

		27,314

Utilities — 5.4%
American States Water Co	1,765	134
Artesian Resources Corp, Cl A	2,902	114
Atmos Energy Corp	46,063	4,553
Cadiz Inc *(A)	30,641	294
California Water Service Group, Cl A	5,294	298
Chesapeake Utilities Corp	4,276	496
DTE Energy Co	46,699	6,218
Entergy Corp	85,500	8,505
Evergy Inc	204,537	12,176
Exelon Corp	163,000	7,130
Genie Energy Ltd, Cl B	13,918	88
Hawaiian Electric Industries Inc	35,887	1,595
National Fuel Gas Co	78,800	3,939
NRG Energy Inc	2,526	95
ONE Gas Inc	570	44
Portland General Electric Co	134,094	6,365
Public Service Enterprise Group Inc	12,722	766
Pure Cycle Corp *	15,652	210
Spark Energy Inc, Cl A	11,425	122
Spire	5,701	421

		53,563

Total Common Stock (Cost $753,623) ($ Thousands)		986,198

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P. 0.020% **†(B)	11,340,643	11,343

Total Affiliated Partnership (Cost $11,343) ($ Thousands)		11,343

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	12,632,496	12,632

Total Cash Equivalent (Cost $12,632) ($ Thousands)		12,632

Total Investments in Securities — 101.1% (Cost $777,598) ($ Thousands)		$1,010,173

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

U.S. Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional Amount	Value	Appreciation
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	33	Jun-2021	$6,542	$6,546	$4

			$6,542	$6,546	$4

Percentages are based on Net Assets of $998,797 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $11,216 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $11,343 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	986,198	–	–	986,198
Affiliated Partnership	–	11,343	–	11,343
Cash Equivalent	12,632	–	–	12,632

Total Investments in Securities	998,830	11,343	–	1,010,173

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4

Total Other Financial Instruments	4	–	–	4

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$13,094	$39,459	$(41,209)	$(1)	$—	$11,343	11,340,643	$36	$—
SEI Daily Income Trust, Government Fund, Cl F	31,666	834,157	(853,191)	—	—	12,632	12,632,496	1	—

Totals	$44,760	$873,616	$(894,400)	$(1)	$—	$23,975		$37	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Australia — 2.0%
AusNet Services	101,243	$142
Coles Group Ltd	237,342	2,894
Evolution Mining Ltd	1,206,787	3,750
Medibank Pvt	291,205	621
Newcrest Mining Ltd	461,027	8,575
Regis Resources Ltd	847,574	1,872
Telstra Corp Ltd, Cl B	990,688	2,565

		20,419

Austria — 0.0%
Agrana Beteiligungs AG	2,042	42
Oberbank AG	81	8
Telekom Austria AG, Cl A	44,848	354

		404

Belgium — 0.3%
Elia System Operator SA/NV	2,256	249
Etablissements Franz Colruyt	50,659	3,028

		3,277

Bermuda — 0.2%
RenaissanceRe Holdings Ltd	14,365	2,302

Canada — 4.9%
Alimentation Couche-Tard Inc, Cl B	262,600	8,466
BCE Inc	145,249	6,557
Centerra Gold Inc	140,302	1,241
Empire Co Ltd, Cl A	202,512	6,313
Fairfax Financial Holdings Ltd	1,900	829
George Weston Ltd	104,821	9,281
Hydro One Ltd	59,100	1,376
Loblaw Cos Ltd	154,226	8,614
Metro Inc/CN, Cl A	135,500	6,181
North West Co Inc/The	53,100	1,543
Quebecor Inc, Cl B	14,300	384
Wheaton Precious Metals Corp	2,500	95

		50,880

Denmark — 1.0%
Coloplast A/S, Cl B	29,928	4,511
Novo Nordisk A/S, Cl B	82,245	5,586
Schouw & Co A/S	497	52

		10,149

Finland — 0.3%
Kesko Oyj, Cl B	102,239	3,134
Orion Oyj, Cl B	1,100	44

		3,178

France — 1.2%
ABC arbitrage	3,270	28
Carrefour SA	253,887	4,608
Danone SA	19,362	1,331
L’Oreal SA	1,499	576
Orange SA	6,212	77
Sanofi	60,998	6,040

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vivendi SA	2,518	$83

		12,743

Germany — 0.5%
Deutsche Telekom AG	18,448	372
Henkel AG & Co KGaA	14,619	1,451
Knorr-Bremse AG	23,180	2,899
McKesson Europe AG	874	27
Merck KGaA	1,617	277
Scout24	7,717	587

		5,613

Hong Kong — 1.8%
CITIC Telecom International Holdings	1,098,000	388
CK Hutchison Holdings Ltd	124,000	988
CLP Holdings Ltd, Cl B	869,156	8,441
HK Electric Investments & HK Electric
Investments Ltd	1,036,500	1,029
HKT Trust & HKT Ltd	3,509,000	5,001
Langham Hospitality Investments and
Langham Hospitality Investments Ltd *‡	425,500	65
Miramar Hotel & Investment	49,000	92
MTR Corp Ltd	227,000	1,286
PCCW Ltd	1,128,000	636
Regal Hotels International Holdings Ltd *	226,000	89
SmarTone Telecommunications Holdings	163,760	96
VTech Holdings Ltd	58,569	527

		18,638

Israel — 0.4%
Bank Hapoalim BM *	128,574	1,002
Bank Leumi Le-Israel BM *	230,773	1,522
Bezeq The Israeli Telecommunication Corp
Ltd *	557,025	597
First International Bank of Israel *	15,716	439
Isracard Ltd	5	–
Neto ME Holdings	982	48
Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd	3,823	249
Shufersal Ltd	75,644	623

		4,480

Italy — 0.4%
ACEA	22,354	490
Hera SpA	610,015	2,343
Iren SpA	596,683	1,652
Orsero SpA	2,595	25

		4,510

Japan — 10.2%
Aeon Hokkaido Corp	39,000	428
Ahjikan Co Ltd	2,176	17
Araya Industrial Co Ltd	2,600	41
Arcs Co Ltd	34,200	740
Atsugi Co Ltd *	11,750	59
Axial Retailing	5,200	227
Belc Co Ltd	4,200	235

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calbee Inc	33,400	$853
Can Do Co Ltd	2,500	46
Cawachi Ltd	18,000	469
C’BON COSMETICS Co Ltd *	1,100	20
Chugoku Electric Power Co Inc/The	14,292	176
Cosmos Pharmaceutical Corp	18,800	2,938
Create Medic Co Ltd	5,677	51
Daito Trust Construction Co Ltd	11,000	1,277
DyDo Group Holdings Inc (A)	14,690	707
Earth Chemical	19,300	1,163
Fujicco	12,000	212
Fujiya Co Ltd	10,500	216
Heiwado	9,200	187
Hitachi Ltd	569	26
Hokkaido Gas Co Ltd	2,400	35
Hokuto Corp	34,900	659
House Foods Group	2,700	89
Itochu-Shokuhin Co Ltd	2,003	99
Itoham Yonekyu Holdings	20,500	135
Japan Oil Transportation Co Ltd	2,100	52
Japan Tobacco Inc	397,100	7,637
JM Holdings	3,600	74
Kaken Pharmaceutical Co Ltd	21,700	851
Kakiyasu Honten Co Ltd	4,431	106
Kamigumi Co Ltd	54,900	1,042
Kato Sangyo Co Ltd	29,100	941
KDDI Corp	330,800	10,164
Kewpie Corp	5,400	123
King Jim Co Ltd	10,700	92
Kyokuyo Co Ltd	5,100	141
KYORIN Holdings Inc	104,700	1,827
Lawson Inc	9,900	486
Lion Corp	144,000	2,814
Marubeni Corp	36,900	307
Maxvalu Tokai	1,600	38
McDonald’s Holdings Co Japan Ltd	3,300	152
MEIJI Holdings Co Ltd	11,800	760
Ministop Co Ltd	10,600	140
Mitsubishi Shokuhin Co Ltd	17,000	476
Miyoshi Oil & Fat Co Ltd	16,300	191
Mochida Pharmaceutical Co Ltd	6,100	237
Morozoff Ltd	600	32
Musashi Co Ltd	2,400	44
Natori Co Ltd	500	9
Nihon Chouzai Co Ltd	15,600	252
Nintendo Co Ltd	11,600	6,489
Nippn	111,234	1,668
Nippon BS Broadcasting Corp	1,700	17
Nippon Express Co Ltd	18,600	1,387
Nippon Telegraph & Telephone Corp (A)	397,200	10,216
Nisshin Oillio Group Ltd/The	24,652	728
Nissin Foods Holdings Co Ltd	10,500	780

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okinawa Cellular Telephone Co	3,500	$161
Okinawa Electric Power Co Inc/The	47,017	660
Okuwa	7,100	78
Oracle Corp Japan *	13,600	1,329
Otsuka Holdings Co Ltd	7,000	297
OUG Holdings Inc	2,431	66
San Holdings Inc	3,800	38
San-A Co Ltd, Cl A	6,400	267
Seven & i Holdings Co Ltd	80,400	3,247
Shimamura Co Ltd	7,400	855
Showa Sangyo Co Ltd (A)	13,000	365
SKY Perfect JSAT Holdings Inc	20,400	91
Softbank Corp	1,147,600	14,940
ST Corp	6,300	111
Sugi Holdings Co Ltd	33,900	2,691
Sundrug Co Ltd	112,000	4,105
Toho Holdings Co Ltd	29,800	547
Toyo Suisan Kaisha Ltd	25,600	1,077
Trend Micro Inc/Japan	39,000	1,955
Tsuruha Holdings Inc	38,600	4,988
Unicafe Inc *	6,400	59
Unicharm Corp	82,500	3,468
United Super Markets Holdings Inc	91,700	968
Valor Holdings Co Ltd	19,500	439
Vital KSK Holdings Inc	72,000	514
Wowow Inc	7,424	189
Yaoko Co Ltd	6,100	375
Yokohama Reito	4,800	40
ZERIA Pharmaceutical	2,600	49

		105,347

Netherlands — 1.2%
Koninklijke Ahold Delhaize NV	444,731	12,414

New Zealand — 0.5%
Argosy Property Ltd ‡	22,075	22
Contact Energy Ltd	4,989	25
EBOS Group Ltd	8,368	173
Fisher & Paykel Healthcare Corp Ltd	78,811	1,772
Freightways Ltd	13,183	104
Mainfreight Ltd	8,377	407
Spark New Zealand Ltd	722,767	2,268
Trustpower Ltd	28,159	162
Vector Ltd	76,253	216
Warehouse Group Ltd/The	38,887	103

		5,252

Norway — 1.1%
Orkla ASA	806,339	7,920
Telenor ASA	202,726	3,574

		11,494

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,194

Singapore — 0.4%
Dairy Farm International Holdings Ltd	36,600	158

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fraser and Neave Ltd	20,400	$22
Genting Singapore Ltd	575,000	394
Sheng Siong Group Ltd	1,234,774	1,415
Singapore Exchange Ltd	258,897	1,921

		3,910

Spain — 0.5%
Endesa SA	90,221	2,392
Iberdrola SA	25,529	330
Red Electrica Corp SA (A)	108,910	1,933

		4,655

Sweden — 1.8%
Axfood AB (A)	327,941	7,856
Evolution Gaming Group	1,293	191
ICA Gruppen AB	176,368	8,640
Telefonaktiebolaget LM Ericsson, Cl B	156,607	2,076

		18,763

Switzerland — 4.9%
AEVIS VICTORIA SA *	1,870	27
Allreal Holding AG, Cl A ‡	11,197	2,265
BKW AG	7,977	871
Chocoladefabriken Lindt & Spruengli AG	258	2,262
Emmi	37	38
Logitech International SA	32,935	3,470
Nestle SA	68,522	7,670
Novartis AG	102,623	8,807
Orior AG	1,632	145
Plazza AG ‡	133	45
Roche Holding AG	29,133	9,455
Schindler Holding AG	8,925	2,621
Sonova Holding AG *	11,434	3,042
Swisscom AG (A)	18,237	9,824
TX Group AG *	491	39
Varia US Properties AG ‡	560	23

		50,604

United Kingdom — 2.7%
Fresnillo	86,305	1,029
Genus	18,801	1,260
GlaxoSmithKline PLC	408,444	7,258
Imperial Brands PLC	43,098	887
J Sainsbury PLC	1,021,632	3,418
Kingfisher PLC	699,736	3,073
Liberty Global PLC, Cl C *	272,459	6,959
Tate & Lyle PLC	211,095	2,234
Unilever PLC	23,783	1,331

		27,449

United States — 61.2%

Communication Services — 4.4%
Alphabet Inc, Cl A *	3,623	7,473
Alphabet Inc, Cl C *	502	1,039
AT&T Inc	411,885	12,468
ATN International Inc	3,022	148
Electronic Arts Inc	4,745	642

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fox Corp	91,116	$3,240
John Wiley & Sons Inc, Cl A	30,026	1,627
News Corp, Cl A	118,537	3,014
Omnicom Group Inc	12,793	948
Scholastic Corp, Cl B	53,176	1,601
Telephone and Data Systems Inc	10,041	231
Thryv Holdings *	6,500	152
Verizon Communications Inc	215,541	12,534

		45,117

Consumer Discretionary — 3.0%
Acushnet Holdings Corp	6,102	252
AutoZone Inc *	3,483	4,891
Chewy, Cl A *	3,042	258
Dollar General Corp	51,640	10,463
Dollar Tree Inc *	5,147	589
Domino’s Pizza Inc	6,248	2,298
Johnson Outdoors Inc, Cl A	2,547	364
Target Corp, Cl A	61,414	12,164

		31,279

Consumer Staples — 16.4%
Bunge Ltd	11,947	947
Campbell Soup Co	48,710	2,449
Casey’s General Stores Inc	42,324	9,150
Central Garden & Pet Co, Cl A *	39,802	2,065
Church & Dwight Co Inc	123,087	10,752
Clorox Co/The	55,958	10,793
Colgate-Palmolive Co	151,468	11,940
Costco Wholesale Corp	39,816	14,034
Flowers Foods Inc	261,214	6,217
General Mills Inc	170,104	10,431
Herbalife Nutrition Ltd *	13,152	583
Hershey Co/The	45,747	7,235
Hormel Foods Corp	64,110	3,063
Ingles Markets Inc, Cl A	481	30
J M Smucker Co/The	23,154	2,930
John B Sanfilippo & Son Inc	10,031	907
Kellogg Co	128,137	8,111
Keurig Dr Pepper Inc	24,170	831
Kimberly-Clark Corp	91,092	12,666
Kroger Co/The	317,561	11,429
Lancaster Colony Corp	20,558	3,605
McCormick & Co Inc/MD	8,805	785
Mondelez International Inc, Cl A	74,297	4,349
Nomad Foods *	50,102	1,376
PriceSmart Inc	9,803	948
Procter & Gamble Co/The	61,172	8,285
Spectrum Brands Holdings Inc	14,910	1,267
Sprouts Farmers Market Inc *	18,036	480
Tyson Foods Inc, Cl A	14,457	1,074
USANA Health Sciences Inc *	28,753	2,806
Village Super Market Inc, Cl A	1,246	29

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walmart Inc	90,846	$12,340
WD-40 Co	18,925	5,795
Weis Markets Inc	4,375	247

		169,949

Financials — 1.5%
American Business Bank *	1,245	50
BankFinancial Corp	10,739	111
Berkshire Hathaway Inc, Cl B *	25,805	6,592
BlackRock TCP Capital Corp	53,540	740
Cboe Global Markets Inc	53,456	5,276
Central Pacific Financial Corp	14,941	399
ESSA Bancorp Inc	1,559	25
HarborOne Bancorp Inc	9,243	124
HBT Financial Inc	1,681	29
HomeTrust Bancshares Inc	6,450	157
Independent Bank Corp/MI	4,848	115
Sixth Street Specialty Lending Inc	51	1
Territorial Bancorp Inc	1,031	27
Trustmark Corp	18,090	609
Waterstone Financial Inc	33,141	677
Westamerica BanCorp	3,138	197

		15,129

Health Care — 15.7%
Abbott Laboratories	26,677	3,197
AbbVie Inc	38,791	4,198
Agilent Technologies Inc	61,383	7,804
Amgen Inc, Cl A	32,320	8,042
Becton Dickinson and Co	4,190	1,019
Biogen Inc *	19,109	5,346
Bio-Rad Laboratories Inc, Cl A *	7,495	4,281
Bristol-Myers Squibb Co	6,365	402
Cerner Corp	144,178	10,363
Chemed Corp	21,520	9,895
Computer Programs and Systems Inc *	8,872	271
CVS Health Corp	61,171	4,602
DaVita Inc *	5,607	604
Eagle Pharmaceuticals Inc/DE *	6,585	275
Eli Lilly and Co	13,974	2,611
Enanta Pharmaceuticals Inc *	8,886	438
Encompass Health Corp	56,699	4,644
Gilead Sciences Inc	125,562	8,115
HealthStream Inc *	3,325	74
Henry Schein Inc *	37,159	2,573
Johnson & Johnson	79,844	13,122
Merck & Co Inc	115,941	8,938
Mettler-Toledo International Inc *	6,967	8,052
National HealthCare Corp	13,824	1,077
Orthofix Medical Inc *	21,666	939
PerkinElmer Inc	58,535	7,509
Pfizer Inc	117,998	4,275
Phibro Animal Health Corp, Cl A	9,042	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Prestige Consumer Healthcare Inc, Cl A *	42,441	$1,871
Quest Diagnostics Inc	33,711	4,326
Regeneron Pharmaceuticals Inc *	12,858	6,084
Thermo Fisher Scientific Inc	16,912	7,718
United Therapeutics Corp *	48,976	8,192
Vertex Pharmaceuticals Inc *	6,076	1,306
Waters Corp *	35,833	10,183

		162,567

Industrials — 3.9%
A O Smith Corp	33,370	2,256
AMERCO *	2,074	1,271
Brady Corp, Cl A	1,597	85
CH Robinson Worldwide Inc	42,994	4,103
Expeditors International of Washington Inc	61,494	6,622
JB Hunt Transport Services Inc	29,639	4,981
Lockheed Martin Corp	13,635	5,038
Northrop Grumman Corp	16,317	5,281
Republic Services Inc	14,720	1,463
Robert Half International Inc	42,300	3,302
Waste Management Inc	42,651	5,503

		39,905

Information Technology — 10.1%
ADTRAN Inc	11,593	193
Arista Networks Inc *	11,527	3,480
Arrow Electronics Inc, Cl A *	17,228	1,909
Calix Inc *	23,666	820
Check Point Software Technologies Ltd *	92,132	10,316
Ciena Corp *	69,355	3,795
Cisco Systems Inc/Delaware	221,897	11,474
Citrix Systems Inc	35,825	5,029
CommVault Systems Inc *	38,206	2,464
F5 Networks Inc, Cl A *	54,178	11,303
J2 Global Inc *	5,897	707
Juniper Networks Inc	366,962	9,295
Microsoft Corp	39,057	9,209
Motorola Solutions Inc	41,044	7,718
NETGEAR Inc *	37,227	1,530
NetScout Systems Inc *	67,876	1,911
NortonLifeLock Inc	128,426	2,730
Oracle Corp, Cl B	167,429	11,749
Progress Software Corp	42,336	1,865
QAD Inc, Cl A	9,855	656
Radware Ltd *	31,421	820
Sykes Enterprises Inc *	15,013	662
Texas Instruments Inc	12,456	2,354
Ubiquiti Inc	3,093	923
Viavi Solutions Inc *	115,475	1,813

		104,725

Materials — 3.5%
AptarGroup Inc	14,448	2,047
Kaiser Aluminum Corp	2,079	230

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Materion Corp	31,936	$2,115
Newmont Corp	122,131	7,361
Nucor Corp	30,801	2,472
Reliance Steel & Aluminum Co	57,596	8,771
Royal Gold Inc, Cl A	73,041	7,861
Silgan Holdings Inc	123,075	5,173

		36,030

Real Estate — 1.0%
Extra Space Storage Inc ‡	40,968	5,430
Public Storage ‡	18,337	4,525

		9,955

Utilities — 1.8%
Alliant Energy Corp	114,194	6,185
American Electric Power Co Inc	32,389	2,743
Consolidated Edison Inc	28,685	2,146
Hawaiian Electric Industries Inc	104,116	4,626
Public Service Enterprise Group Inc	46,951	2,827

		18,527
		633,183

Total Common Stock (Cost $891,428) ($ Thousands)		1,010,858

PREFERRED STOCK — 0.8%

Germany — 0.8%
Henkel AG & Co KGaA (B)	73,963	8,333

Total Preferred Stock (Cost $7,679) ($ Thousands)		8,333

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.020% **†(C)	16,384,413	$16,389

Total Affiliated Partnership (Cost $16,388) ($ Thousands)		16,389

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	3,749,889	3,750

Total Cash Equivalent (Cost $3,750) ($ Thousands)		3,750

Total Investments in Securities —100.5% (Cost $919,245) ($ Thousands)		$1,039,330

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	6	Jun-2021	$270	$272	$7
FTSE 100 Index	1	Jun-2021	92	92	–
Hang Seng Index	1	May-2021	182	182	1
S&P 500 Index E-MINI^	10	Jun-2021	1,963	1,984	20
SPI 200 Index	1	Jun-2021	129	129	1
TOPIX Index	1	Jun-2021	177	177	2

			$2,813	$2,836	$31

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/13/21	USD	25	SGD	34	$—
Brown Brothers Harriman	04/13/21	USD	73	SGD	98	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/13/21	USD	54	DKK	340	$—
Brown Brothers Harriman	04/13/21	USD	138	DKK	860	(2)
Brown Brothers Harriman	04/13/21	USD	267	SEK	2,283	(5)
Brown Brothers Harriman	04/13/21	USD	20	AUD	27	—
Brown Brothers Harriman	04/13/21	USD	331	AUD	428	(5)
Brown Brothers Harriman	04/13/21	USD	372	HKD	2,885	(1)
Brown Brothers Harriman	04/13/21	USD	94	GBP	69	—
Brown Brothers Harriman	04/13/21	USD	822	GBP	593	(4)
Brown Brothers Harriman	04/13/21	USD	640	NOK	5,489	3
Brown Brothers Harriman	04/13/21	USD	279	NOK	2,367	(2)
Brown Brothers Harriman	04/13/21	USD	928	EUR	780	(12)
Brown Brothers Harriman	04/13/21	USD	25	NZD	36	—
Brown Brothers Harriman	04/13/21	USD	945	NZD	1,324	(18)
Brown Brothers Harriman	04/13/21	USD	523	CAD	661	4
Brown Brothers Harriman	04/13/21	USD	465	CAD	582	(2)
Brown Brothers Harriman	04/13/21	USD	225	CHF	211	—
Brown Brothers Harriman	04/13/21	USD	1,047	CHF	972	(13)
Brown Brothers Harriman	04/13/21	USD	1,428	JPY	155,613	(19)
Brown Brothers Harriman	04/13/21	SGD	2,785	USD	2,093	21
Brown Brothers Harriman	04/13/21	SGD	698	USD	519	(1)
Brown Brothers Harriman	04/13/21	NZD	6,814	USD	4,955	183
Brown Brothers Harriman	04/13/21	NZD	98	USD	69	—
Brown Brothers Harriman	04/13/21	GBP	8,451	USD	11,790	131
Brown Brothers Harriman	04/13/21	GBP	232	USD	319	—
Brown Brothers Harriman	04/13/21	AUD	13,193	USD	10,290	241
Brown Brothers Harriman	04/13/21	CAD	465	USD	371	2
Brown Brothers Harriman	04/13/21	CAD	22,821	USD	18,076	(83)
Brown Brothers Harriman	04/13/21	CHF	26,133	USD	28,540	763
Brown Brothers Harriman	04/13/21	CHF	41	USD	43	—
Brown Brothers Harriman	04/13/21	EUR	28,665	USD	34,552	855
Brown Brothers Harriman	04/13/21	EUR	37	USD	44	—
Brown Brothers Harriman	04/13/21	DKK	44,587	USD	7,222	174
Brown Brothers Harriman	04/13/21	DKK	57	USD	9	—
Brown Brothers Harriman	04/13/21	NOK	63,571	USD	7,482	34
Brown Brothers Harriman	04/13/21	NOK	1,900	USD	222	(1)
Brown Brothers Harriman	04/13/21	HKD	81,680	USD	10,526	20
Brown Brothers Harriman	04/13/21	SEK	87,239	USD	10,362	351
Brown Brothers Harriman	04/13/21	SEK	257	USD	29	—
Brown Brothers Harriman	04/13/21	JPY	6,688,277	USD	62,560	2,021

						$4,635

Percentages are based on Net Assets of $1,034,108 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $16,081 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $16,389 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Global Managed Volatility Fund (Continued)

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,010,623	235	–	1,010,858
Preferred Stock	8,333	–	–	8,333
Affiliated Partnership	–	16,389	–	16,389
Cash Equivalent	3,750	–	–	3,750

Total Investments in Securities	1,022,706	16,624	–	1,039,330

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	31	–	–	31
Forwards Contracts*
Unrealized Appreciation	–	4,802	–	4,802
Unrealized Depreciation	–	(167)	–	(167)

Total Other Financial Instruments	31	4,635	–	4,666

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$11,893	$40,490	$(35,993)	$(2)	$1	$16,389	16,384,413	$27	$—
SEI Daily Income Trust, Government Fund, Cl F	15,236	92,339	(103,825)	—	—	3,750	3,749,889	—	—

Totals	$ 27,129	$ 132,829	$(139,818)	$(2)	$1	$ 20,139		$27	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 3.7%
Activision Blizzard Inc	40,408	$3,758
Alphabet Inc, Cl A *	520	1,073
Comcast Corp, Cl A	15,400	833
Fox Corp	83,711	3,023
John Wiley & Sons Inc, Cl A	55,784	3,023
Madison Square Garden Entertainment Corp *	15,358	1,256
Madison Square Garden Sports Corp *	8,586	1,541
New York Times Co/The, Cl A	79,939	4,047
Quebecor Inc, Cl B	40,500	1,087
SK Telecom Co Ltd ADR	129,800	3,534
Take-Two Interactive Software Inc, Cl A *	14,286	2,524
TELUS Corp	160,200	3,190
T-Mobile US Inc *	37,578	4,708
Verizon Communications Inc	25,768	1,498
Zynga Inc, Cl A *	163,146	1,666

		36,761

Consumer Discretionary — 6.4%
Amazon.com Inc, Cl A *	258	798
AutoZone Inc *	10,000	14,043
Darden Restaurants Inc	15,105	2,145
Dick’s Sporting Goods Inc	34,895	2,657
Dollar General Corp	8,848	1,793
eBay Inc	140,400	8,598
frontdoor Inc *	39,623	2,130
Graham Holdings Co, Cl B	4,037	2,270
McDonald’s Corp	26,822	6,012
Ollie’s Bargain Outlet Holdings Inc *	28,330	2,465
Target Corp, Cl A	68,000	13,469
Toyota Motor Corp ADR (A)	38,500	6,008

		62,388

Consumer Staples — 14.3%
Altria Group Inc	145,146	7,426
Bunge Ltd	11,344	899
Church & Dwight Co Inc	67,706	5,914
Clorox Co/The	23,930	4,616
Coca-Cola Co/The	63,107	3,326
Coca-Cola European Partners PLC	49,400	2,576
Colgate-Palmolive Co	33,005	2,602
Costco Wholesale Corp	21,538	7,592
General Mills Inc	5,382	330
Hershey Co/The	33,341	5,273
Hormel Foods Corp	87,010	4,157
J M Smucker Co/The	26,111	3,304
Kimberly-Clark Corp	20,683	2,876
Kraft Heinz Co/The	129,800	5,192
Kroger Co/The	432,009	15,548
Lamb Weston Holdings Inc	28,333	2,195
McCormick & Co Inc/MD	79,237	7,065
Metro Inc/CN, Cl A	58,400	2,664

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	56,305	$7,964
Procter & Gamble Co/The	12,011	1,627
Sanderson Farms Inc	20,200	3,147
Tyson Foods Inc, Cl A	183,000	13,597
Walmart Inc	224,473	30,490

		140,380

Energy — 0.3%
Williams Cos Inc/The	112,473	2,665

Financials — 11.5%
Aflac Inc	112,800	5,773
Allstate Corp/The	65,446	7,520
American Financial Group Inc/OH	41,500	4,735
Assurant Inc	10,566	1,498
Bank of America Corp	7,089	274
Bank of Hawaii Corp	9,849	881
Bank of New York Mellon Corp/The	72,600	3,433
Berkshire Hathaway Inc, Cl B *	64,800	16,555
Cboe Global Markets Inc	46,588	4,598
Chubb Ltd	12,399	1,959
Cullen/Frost Bankers Inc	10,482	1,140
Everest Re Group Ltd	39,096	9,689
Hanover Insurance Group Inc/The, Cl A	30,133	3,901
LPL Financial Holdings Inc	7,590	1,079
MarketAxess Holdings Inc	5,642	2,809
MGIC Investment Corp	141,647	1,962
Morningstar Inc, Cl A	21,864	4,920
National Bank of Canada	54,700	3,716
Progressive Corp/The	115,800	11,072
RenaissanceRe Holdings Ltd	31,431	5,037
TFS Financial Corp	146,062	2,975
Travelers Cos Inc/The	83,472	12,554
US Bancorp	33,210	1,837
White Mountains Insurance Group Ltd	3,014	3,360

		113,277

Health Care — 19.7%
AbbVie Inc	53,300	5,768
ABIOMED Inc *	9,693	3,089
Alexion Pharmaceuticals Inc *	28,199	4,312
AmerisourceBergen Corp, Cl A	14,727	1,739
Amgen Inc, Cl A	16,800	4,180
Anthem Inc	44,047	15,811
AstraZeneca PLC ADR (A)	93,200	4,634
Baxter International Inc	42,324	3,570
Bio-Rad Laboratories Inc, Cl A *	4,035	2,305
Bluebird Bio Inc *	5,620	169
Bristol-Myers Squibb Co	140,025	8,840
Chemed Corp	1,680	773
Covetrus Inc *	153,890	4,612
CVS Health Corp	31,417	2,364
Eli Lilly and Co	95,629	17,865

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences Inc	9,399	$607
Hill-Rom Holdings Inc	7,580	837
Humana Inc	30,097	12,618
Johnson & Johnson	168,900	27,759
McKesson Corp	8,957	1,747
Merck & Co Inc	247,609	19,088
Mettler-Toledo International Inc *	3,168	3,661
Pfizer Inc	597,905	21,662
Premier Inc, Cl A	34,825	1,179
Quest Diagnostics Inc	50,752	6,514
Reata Pharmaceuticals Inc, Cl A *	6,680	666
UnitedHealth Group Inc	35,650	13,264
Viatris Inc, Cl W *	13,886	194
Zoetis Inc, Cl A	18,364	2,892

		192,719

Industrials — 9.8%
Allison Transmission Holdings Inc	56,275	2,298
Carrier Global Corp	50,700	2,140
CH Robinson Worldwide Inc	33,696	3,216
Cummins Inc	23,200	6,011
EMCOR Group Inc	13,365	1,499
General Dynamics Corp	30,100	5,465
L3Harris Technologies Inc	26,704	5,412
Landstar System Inc	11,414	1,884
Lockheed Martin Corp	23,421	8,654
Northrop Grumman Corp	37,681	12,195
Quanta Services Inc	37,697	3,317
Raytheon Technologies Corp	135,100	10,439
Republic Services Inc	146,100	14,515
Schneider National Inc, Cl B	120,217	3,002
Waste Management Inc	124,467	16,059

		96,106

Information Technology — 19.5%
Amdocs Ltd	227,100	15,931
Apple Inc	303,048	37,018
Atlassian Corp PLC, Cl A *	15,315	3,228
Automatic Data Processing Inc	14,065	2,651
Ciena Corp *	25,083	1,373
Cisco Systems Inc/Delaware	306,400	15,844
Citrix Systems Inc	61,962	8,697
CSG Systems International Inc	37,600	1,688
DocuSign Inc, Cl A *	18,481	3,741
F5 Networks Inc, Cl A *	24,793	5,172
Intel Corp	307,300	19,667
Jack Henry & Associates Inc	10,939	1,660
Marvell Technology Group Ltd	24,484	1,199
Microsoft Corp	85,745	20,216
Motorola Solutions Inc	87,963	16,541
NetApp Inc	46,295	3,364
Oracle Corp, Cl B	176,000	12,350
Qorvo Inc *	29,645	5,416

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seagate Technology PLC	63,600	$4,881
Synopsys Inc *	41,600	10,308

		190,945

Materials — 3.5%
AptarGroup Inc	6,262	887
Avery Dennison Corp	31,600	5,803
Axalta Coating Systems Ltd *	79,039	2,338
Corteva Inc	84,619	3,945
Newmont Corp	45,279	2,729
Royal Gold Inc, Cl A	13,377	1,440
Sealed Air Corp	136,300	6,245
Silgan Holdings Inc	110,800	4,657
Sonoco Products Co	98,300	6,223

		34,267

Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,870
SBA Communications Corp, Cl A ‡	4,204	1,167

		3,037

Utilities — 9.1%
Ameren Corp	74,283	6,044
American Electric Power Co Inc	76,728	6,499
DTE Energy Co	38,099	5,073
Duke Energy Corp	41,536	4,009
Entergy Corp	119,200	11,857
Eversource Energy	83,105	7,196
Exelon Corp	158,000	6,911
National Fuel Gas Co	32,081	1,604
NextEra Energy Inc	116,564	8,813
Pinnacle West Capital Corp	48,930	3,980
Portland General Electric Co	73,374	3,483
Public Service Enterprise Group Inc	183,544	11,051
Southern Co/The	83,686	5,202
WEC Energy Group Inc	77,148	7,220

		88,942

Total Common Stock (Cost $485,152) ($ Thousands)		961,487

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P. 0.020% **†(B)	10,518,498	10,521

Total Affiliated Partnership (Cost $10,521) ($ Thousands)		10,521

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	18,130,278	$18,130

Total Cash Equivalent (Cost $18,130) ($ Thousands)		18,130

Total Investments in Securities — 101.0% (Cost $513,803) ($ Thousands)		$990,138

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	50	Jun-2021	$9,913	$9,919	$6

			$9,913	$9,919	$6

Percentages are based on Net Assets of $980,316 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $10,374 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $10,521 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	961,487	–	–	961,487
Affiliated Partnership	–	10,521	–	10,521
Cash Equivalent	18,130	–	–	18,130

Total Investments in Securities	979,617	10,521	–	990,138

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6

Total Other Financial Instruments	6	–	–	6

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 3,411	$ 16,662	$(9,552)	$—	$—	$ 10,521	10,518,498	$2	$—
SEI Daily Income Trust, Government Fund, Cl F	14,794	115,926	(112,590)	—	—	18,130	18,130,278	1	—

Totals	$ 18,205	$ 132,588	$(122,142)	$—	$—	$ 28,651		$3	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Australia — 4.2%
Abacus Property Group ‡	87,074	$186
AGL Energy Ltd	94,185	692
Ansell	27,374	818
ASX Ltd	5,643	305
Aurizon Holdings Ltd	565,871	1,681
AusNet Services	289,189	404
Bendigo & Adelaide Bank	74,373	570
Chorus	31,346	151
Coca-Cola Amatil Ltd	17,108	175
Coles Group Ltd	62,857	767
CSL Ltd	5,661	1,141
Fortescue Metals Group Ltd	12,348	188
Harvey Norman Holdings Ltd	399,926	1,745
Inghams Group Ltd	378,069	962
Medibank Pvt	47,280	101
Newcrest Mining Ltd	22,123	412
REA Group Ltd	3,994	431
Rio Tinto Ltd	9,772	824
Sonic Healthcare Ltd	25,082	670
Telstra Corp Ltd, Cl B	502,620	1,302
TPG Telecom	77,265	373
Treasury Wine Estates Ltd	37,848	298
Wesfarmers Ltd	36,388	1,460
Woolworths Group Ltd	21,286	663

		16,319

Austria — 1.0%
CA Immobilien Anlagen AG	4,737	201
Erste Group Bank AG *	6,526	222
EVN AG	6,728	145
Mayr Melnhof Karton	4,772	984
Oesterreichische Post AG (A)	37,629	1,649
S IMMO AG ‡	9,548	241
Telekom Austria AG, Cl A	81,520	644

		4,086

Belgium — 1.6%
Ageas	14,061	852
Etablissements Franz Colruyt	62,755	3,751
Proximus SADP	28,087	612
UCB SA, Cl A	11,564	1,103

		6,318

Canada — 2.3%
Bank of Nova Scotia/The, Cl C	8,211	514
Canadian Imperial Bank of Commerce (A)	11,311	1,107
Canadian Tire Corp Ltd, Cl A	16,691	2,368
Cogeco Communications	18,559	1,742
Empire Co Ltd, Cl A	31,361	978
Loblaw Cos Ltd	24,108	1,347
TELUS Corp	43,531	867

		8,923

Denmark — 2.4%
Carlsberg A/S, Cl B	10,243	1,577

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coloplast A/S, Cl B	10,603	$1,598
Danske Bank A/S	60,283	1,131
Genmab A/S *	1,487	490
Jyske Bank A/S	16,645	796
Novo Nordisk A/S, Cl B	13,953	948
Orsted A/S	1,184	192
Royal Unibrew A/S	2,426	254
RTX	3,573	109
Scandinavian Tobacco Group A/S	73,722	1,418
Solar, Cl B	3,143	238
Sydbank A/S	22,507	608
UIE	564	149

		9,508

Finland — 1.4%
Aspo	3,559	37
Elisa Oyj	6,082	366
Kemira	47,655	733
Kesko Oyj, Cl B	61,076	1,872
Orion Oyj, Cl B	19,556	786
TietoEVRY	37,802	1,174
Tokmanni Group	12,825	301

		5,269

France — 8.3%
ABC arbitrage	14,654	125
BNP Paribas SA	3,209	196
Bonduelle SCA	4,156	105
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	4,916	132
Caisse Regionale de Credit Agricole Mutuel Nord de France	3,948	106
Carrefour SA	215,049	3,904
Cie Generale des Etablissements Michelin SCA	17,959	2,694
Credit Agricole	22,471	326
Danone SA	3,206	220
Dassault Systemes SE	1,080	231
Engie SA	74,008	1,053
Eurofins Scientific	1,135	109
Eutelsat Communications SA	63,660	777
Faurecia SE	162	9
Hermes International	1,456	1,615
Iliad SA	1,741	332
Lagardere SCA	3,725	98
LNA Sante SA	2,819	152
L’Oreal SA	2,549	979
Metropole Television SA	56,336	1,206
Orange SA	385,969	4,765
Pernod Ricard SA	6,112	1,150
Prodware	6,476	46
PSB Industries SA	1,729	61
Publicis Groupe SA	1,746	107
Sanofi	66,653	6,600

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sartorius Stedim Biotech	1,058	$437
SCOR SE	4,791	164
SEB SA	2,409	426
Societe BIC SA	25,656	1,505
Societe LDC	865	100
Stellantis *	9,533	169
Suez	20,846	442
Veolia Environnement SA	22,400	575
Virbac *	506	131
Vivendi SA	33,794	1,112

		32,159

Germany — 5.9%
adidas AG	1,047	328
Deutsche Post AG	39,181	2,152
Deutsche Telekom AG	184,690	3,727
Freenet AG	69,630	1,670
Fresenius Medical Care AG & Co KGaA	7,389	545
Hannover Rueck SE	1,509	276
Henkel AG & Co KGaA	8,576	851
Hornbach Holding AG & Co KGaA	11,755	1,150
Knorr-Bremse AG	9,277	1,160
Merck KGaA	24,835	4,256
METRO AG	16,068	170
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	5,603	1,729
SAP SE	1,022	126
Scout24	8,855	673
Siemens Healthineers AG	6,608	359
Sirius Real Estate Ltd ‡	87,389	107
Talanx	3,767	160
Telefonica Deutschland Holding AG	366,634	1,077
Uniper SE	52,457	1,904
Vonovia SE ‡	5,398	353

		22,773

Hong Kong — 4.4%
BOC Hong Kong Holdings Ltd	207,500	725
China Motor Bus Co Ltd ‡	9,200	118
CK Hutchison Holdings Ltd	154,500	1,231
CK Infrastructure Holdings Ltd	94,000	559
CLP Holdings Ltd, Cl B	240,500	2,336
Dah Sing Banking Group Ltd	424,000	480
HK Electric Investments & HK Electric Investments Ltd	1,615,500	1,604
HKT Trust & HKT Ltd	1,455,000	2,074
Hutchison Telecommunications Hong Kong Holdings	2,456,000	468
Kerry Properties Ltd ‡	282,500	910
Lee & Man Paper Manufacturing Ltd	697,000	641
MTR Corp Ltd	74,500	422
Orange Sky Golden Harvest Entertainment Holdings *	1,240,000	19
Pacific Textiles Holdings	822,000	527

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paliburg Holdings Ltd	398,000	$108
PCCW Ltd	1,042,704	587
Power Assets Holdings Ltd	186,500	1,101
SmarTone Telecommunications Holdings	515,500	300
VTech Holdings Ltd	289,200	2,604
WH Group Ltd	159,500	129

		16,943

Ireland — 0.3%
ICON PLC *	3,420	672
Kerry Group PLC, Cl A	4,704	590
Total Produce PLC	17,637	41

		1,303

Israel — 0.6%
Albaad Massuot Yitzhak	8,411	186
Bank Leumi Le-Israel BM *	56,853	375
Elbit Systems Ltd	1,432	203
Isracard Ltd *	–	–
Kerur Holdings Ltd	4,093	121
Mizrahi Tefahot Bank Ltd *	12,013	314
Nice Ltd *	3,697	800
Shufersal Ltd	26,493	218

		2,217

Italy — 2.1%
A2A SpA	695,413	1,268
ACEA	54,526	1,195
Assicurazioni Generali SpA	16,518	331
Enel SpA	205,432	2,051
Hera SpA	309,958	1,190
Iren SpA	38,535	107
Terna Rete Elettrica Nazionale SpA	41,284	312
UnipolSai Assicurazioni (A)	589,309	1,776

		8,230

Japan — 27.4%

Communication Services — 4.0%
Kakaku.com Inc	2,800	77
KDDI Corp	169,900	5,220
Nexon Co Ltd	6,400	208
Nintendo Co Ltd	1,600	895
Nippon Telegraph & Telephone Corp	235,200	6,049
Nippon Television Holdings	79,100	1,041
Okinawa Cellular Telephone Co	3,100	143
Proto Corp	12,200	129
Softbank Corp	162,500	2,115

		15,877

Consumer Discretionary — 3.6%
Bandai Namco Holdings Inc	3,700	264
Bridgestone	32,900	1,332
Choushimaru Co Ltd	10,500	118
DCM Holdings Co Ltd	162,800	1,706
EDION Corp (A)	85,400	958
FJ Next Co Ltd (A)	16,100	163
Hard Off	12,300	93

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honda Motor Co Ltd	23,500	$706
Keiyo Co Ltd	47,600	316
Kohnan Shoji Co Ltd	6,000	173
Komeri Co Ltd	10,100	282
K’s Holdings Corp	7,500	103
McDonald’s Holdings Co Japan Ltd	32,100	1,482
Mizuno	6,300	124
Ootoya Holdings Co Ltd	100	2
Rinnai	1,800	202
Sankyo Co Ltd	19,600	520
Sekisui House	52,600	1,130
Shimamura Co Ltd	3,200	370
SPK Corp	9,000	105
Takihyo	3,000	51
Toyota Motor Corp	29,000	2,261
Yamada Denki Co Ltd	293,400	1,585
Yellow Hat Ltd	11,200	192

		14,238

Consumer Staples — 5.2%
Aeon Co Ltd, Cl H	11,200	334
Ain Holdings	1,800	116
Arcs Co Ltd	55,300	1,197
Chuo Gyorui	4,200	112
Cosmos Pharmaceutical Corp	900	141
Dairei	6,300	110
Earth	9,300	561
Fuji Nihon Seito	10,600	54
Heiwado	10,900	221
Itoham Yonekyu Holdings	15,100	100
Japan Tobacco Inc	86,400	1,662
Kadoya Sesame Mills Inc	2,600	99
Kato Sangyo Co Ltd	8,700	281
Kobayashi Pharmaceutical	2,700	252
Kyokuyo Co Ltd	3,800	105
Lawson Inc	11,900	585
Life Corp	2,500	76
Lion Corp	39,100	764
Matsumotokiyoshi Holdings Co Ltd	2,900	129
MEIJI Holdings Co Ltd	13,800	889
Ministop Co Ltd	7,200	95
Mitsubishi Shokuhin Co Ltd	37,300	1,045
Miyoshi Oil & Fat Co Ltd	10,200	120
Morishita Jintan Co Ltd	5,400	98
Nippn	57,000	855
Nisshin Oillio Group Ltd/The	34,800	1,028
Nissin Foods Holdings Co Ltd	3,900	290
Nitto Fuji Flour Milling Co Ltd	4,000	276
OUG Holdings Inc	4,800	129
Pola Orbis Holdings Inc	18,800	453
San-A Co Ltd, Cl A	2,500	104
Seven & i Holdings Co Ltd	59,100	2,387
Showa Sangyo Co Ltd	5,900	166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sugi Holdings Co Ltd	7,900	$627
Sundrug Co Ltd	23,000	843
Toyo Suisan Kaisha Ltd	37,500	1,578
Tsuruha Holdings Inc	6,800	879
Unicharm Corp	22,500	946
United Super Markets Holdings Inc	21,600	228
Valor Holdings Co Ltd	37,400	842
Welcia Holdings Co Ltd	5,500	189
Yamazaki Baking Co Ltd	6,200	100
Yaoko Co Ltd	5,400	332
Yuasa Funashoku Co Ltd	4,560	124

		21,522

Energy — 0.8%
Itochu Enex Co Ltd	68,900	681
Iwatani	16,500	1,020
JXTG Holdings Inc	251,700	1,143

		2,844

Financials — 2.9%
Aozora Bank Ltd	37,600	862
Japan Post Bank Co Ltd (A)	69,500	669
Japan Post Holdings Co Ltd	220,100	1,965
Mizuho Financial Group Inc	146,980	2,127
Nomura Holdings	256,800	1,351
ORIX	60,100	1,016
Resona Holdings	92,800	390
Sumitomo Mitsui Financial Group Inc	46,500	1,686
Yamaguchi Financial Group	99,700	664

		10,730

Health Care — 2.7%
Astellas Pharma Inc	135,200	2,082
Biofermin Pharmaceutical	3,900	101
Chugai Pharmaceutical Co Ltd	2,600	106
Daiichi Sankyo Co Ltd	7,500	219
Hoya Corp	1,500	177
Kaken Pharmaceutical Co Ltd (A)	27,100	1,063
KYORIN Holdings Inc	22,500	393
M3 Inc	800	55
Medipal Holdings Corp	53,000	1,019
Mochida Pharmaceutical Co Ltd	5,300	206
Ono Pharmaceutical Co Ltd	12,100	316
Otsuka Holdings Co Ltd	17,100	725
Sawai Pharmaceutical	6,100	296
Shionogi & Co Ltd	11,400	614
Suzuken Co Ltd/Aichi Japan	7,800	305
Techno Medica	7,000	105
Toho Holdings Co Ltd	55,000	1,010
Towa Pharmaceutical	15,400	340
ZERIA Pharmaceutical	11,800	225

		9,357

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 3.7%
Alps Logistics (A)	12,400	$106
COMSYS Holdings Corp	6,300	194
Daiichi Kensetsu	8,500	149
Inaba Denki Sangyo Co Ltd	50,800	1,227
ITOCHU Corp (A)	124,300	4,035
Kamigumi Co Ltd	124,600	2,365
Kinden Corp	69,800	1,191
Kyowa Exeo Corp	8,300	219
Mitsubishi Electric	38,900	594
Mitsui & Co Ltd	13,000	271
Nippo Corp	57,200	1,563
Nippon Express Co Ltd	1,300	97
Nippon Kanzai Co Ltd	5,500	109
Sankyu (A)	20,000	880
Seino Holdings	78,600	1,097
Shibusawa Warehouse Co Ltd/The	7,200	147
Shin-Keisei Electric Railway Co Ltd	4,800	97
Yasuda Logistics Corp	19,800	174
Zaoh	8,700	112

		14,627

Information Technology — 1.7%
Canon Inc	99,700	2,258
FUJIFILM Holdings Corp	36,000	2,141
Fujitsu Ltd	5,200	753
Kyocera Corp	4,000	254
Oracle Corp Japan	700	68
Otsuka Corp	9,100	427
Trend Micro Inc/Japan	4,000	201

		6,102

Materials — 1.9%
Daicel Corp	85,400	659
Daiki Aluminium Industry Co Ltd	26,000	252
EMS-Chemie Holding AG	1,134	1,017
Kaneka Corp	20,500	844
Kurimoto Ltd	7,200	114
Lintec	38,200	866
Rengo	107,600	936
Sumitomo Osaka Cement Co Ltd	22,300	711
Teijin Ltd	106,200	1,833

		7,232

Real Estate — 0.7%
AEON REIT Investment ‡	755	1,018
Daito Trust Construction Co Ltd	10,700	1,242
Keihanshin Building Co Ltd ‡	14,200	191

		2,451

Utilities — 0.2%
Chugoku Electric Power Co Inc/The	8,300	102
Hokkaido Gas Co Ltd	9,800	142
Kyushu Electric Power Co Inc	12,300	122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okinawa Electric Power Co Inc/The	11,851	$166
Tokyo Electric Power Co Holdings Inc *	38,800	130
Tokyo Gas Co Ltd	36,800	820

		1,482
		106,462

Netherlands — 2.9%
ABN AMRO Bank NV	11,695	142
Amsterdam Commodities NV	9,992	251
Heineken NV	7,311	753
Koninklijke Ahold Delhaize NV	203,347	5,676
Koninklijke KPN NV	185,686	632
NN Group NV	57,352	2,810
Signify NV	16,444	849

		11,113

New Zealand — 0.9%
Chorus Ltd	57,800	287
Contact Energy Ltd	77,203	379
EBOS Group Ltd	5,627	116
Fisher & Paykel Healthcare Corp Ltd	72,119	1,621
Goodman Property Trust ‡	149,541	237
Mercury NZ Ltd	109,078	497
Meridian Energy	35,190	133
Spark New Zealand Ltd	98,605	309

		3,579

Norway — 1.0%
Austevoll Seafood ASA	41,885	508
DNB ASA, Cl A	22,448	478
Norsk Hydro ASA	88,515	568
Orkla ASA	117,934	1,158
SpareBank 1 SR-Bank	17,208	212
Telenet Group Holding NV	13,557	551
Telenor ASA	32,284	569

		4,044

Portugal — 0.6%
Jeronimo Martins SGPS SA	86,576	1,460
REN - Redes Energeticas Nacionais SGPS SA	86,292	241
Sonae SGPS	572,432	524

		2,225

Singapore — 2.6%
Ascott Residence Trust ‡	174,874	139
Dairy Farm International Holdings Ltd	28,300	122
DBS Group Holdings Ltd	125,500	2,689
Haw Par	32,100	314
Mapletree Industrial Trust ‡	57,000	116
Mapletree Logistics Trust ‡	154,270	222
Olam International Ltd	102,300	131
Oversea-Chinese Banking Corp Ltd	112,800	986
Sheng Siong Group Ltd	332,000	381
Singapore Exchange Ltd	116,100	861
Singapore Telecommunications Ltd	569,700	1,035
Straits Trading	74,500	157
United Overseas Bank Ltd	48,300	929

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Venture Corp Ltd	25,600	$382
Wilmar International Ltd	428,200	1,727

		10,191

Spain — 3.1%
Cia de Distribucion Integral Logista Holdings	81,284	1,614
Ebro Foods SA	81,901	1,692
Endesa SA	126,770	3,361
Faes Farma	147,979	636
Grifols SA	7,375	194
Iberdrola SA	274,135	3,539
Red Electrica Corp SA	51,654	917

		11,953

Sweden — 2.6%
Axfood AB (A)	54,195	1,298
Epiroc AB, Cl B	14,793	309
Essity AB, Cl B	31,156	986
ICA Gruppen AB	52,686	2,581
KNOW IT AB	7,589	237
Nordea Bank Abp *	92,155	909
Nyfosa ‡	18,745	193
Resurs Holding AB	51,659	283
Samhallsbyggnadsbolaget i Norden ‡(A)	93,792	292
Svenska Cellulosa AB SCA, Cl B	11,438	203
Swedish Match AB	23,377	1,829
Telefonaktiebolaget LM Ericsson, Cl B	73,289	972

		10,092

Switzerland — 8.0%
Alcon Inc	3,374	237
Allreal Holding AG, Cl A ‡	1,305	264
ALSO Holding AG	606	175
Baloise Holding AG	6,068	1,037
Banque Cantonale Vaudoise	1,350	132
Barry Callebaut AG	129	293
Basellandschaftliche Kantonalbank	306	300
Berner Kantonalbank AG	473	107
BKW AG	22,015	2,405
Chocoladefabriken Lindt & Spruengli AG	80	951
dormakaba Holding	1,518	1,041
Emmi	493	500
Forbo Holding	82	149
Idorsia Ltd *	3,040	82
Intershop Holding AG ‡	203	135
Kuehne + Nagel International AG	410	118
Logitech International SA	834	88
Nestle SA	10,269	1,149
Novartis AG	32,351	2,776
Orior AG	2,667	236
PSP Swiss Property AG ‡	3,835	469
Roche Holding AG	25,339	8,224
Romande Energie Holding SA	76	99
Schindler Holding AG	2,723	803

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sika AG	2,966	$851
Sonova Holding AG	3,097	824
Swiss Life Holding AG	4,709	2,325
Swiss Prime Site AG ‡	7,577	702
Swisscom AG	6,006	3,236
Thurgauer Kantonalbank	927	104
TX Group AG	1,296	104
Valiant Holding AG	6,470	676
Zurich Insurance Group AG	926	397

		30,989

United Kingdom — 11.8%
3i Group	26,140	416
Anglo American PLC	11,596	455
Associated British Foods PLC	28,785	959
AstraZeneca PLC	8,511	851
Atalaya Mining *	70,542	302
Auto Trader Group PLC	82,006	627
B&M European Value Retail	113,051	823
BAE Systems PLC	342,600	2,387
Berkeley Group Holdings PLC	7,815	479
BHP Group	25,291	731
British American Tobacco PLC	52,707	2,017
Britvic PLC	17,747	205
BT Group PLC, Cl A	789,651	1,686
Bunzl PLC	49,731	1,594
CareTech Holdings	22,562	167
Coca-Cola HBC AG	3,561	114
Computacenter PLC	3,837	125
Craneware PLC	4,479	133
Cranswick PLC	2,824	142
Diageo PLC	12,148	501
Direct Line Insurance Group	330,070	1,427
Duke Royalty	381,565	201
Eco Animal Health Group	32,806	146
Finsbury Food Group PLC	134,390	146
Genus	13,420	900
GlaxoSmithKline PLC	256,871	4,565
Hikma Pharmaceuticals PLC	6,241	196
Imperial Brands PLC	127,933	2,633
Inchcape PLC	78,299	813
Intertek Group PLC	16,464	1,273
J Sainsbury PLC	596,752	1,997
Kingfisher PLC	610,073	2,679
National Grid PLC	131,657	1,569
QinetiQ Group PLC	414,692	1,808
Rio Tinto PLC	6,955	533
ScS Group	48,694	161
SSE PLC	8,061	162
Tate & Lyle PLC	333,398	3,529
Telecom Plus PLC	7,893	138
Tesco	710,347	2,243
Total Produce	61,978	150

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unilever PLC	14,750	$825
Vodafone Group PLC	355,015	646
Warehouse Reit PLC ‡	84,224	146
Wm Morrison Supermarkets PLC	792,496	1,995
YouGov	14,322	198

		45,793

United States — 0.9%
Atlantica Sustainable Infrastructure	3,060	112
Check Point Software Technologies Ltd *	12,229	1,369
Nomad Foods *	36,922	1,014
QIAGEN NV *	5,448	265
Radware Ltd *	16,157	422
Taro Pharmaceutical Industries Ltd *	4,059	299

		3,481

Total Common Stock (Cost $301,400) ($ Thousands)		373,970

PREFERRED STOCK — 0.7%

Germany — 0.7%
FUCHS PETROLUB SE (B)	19,169	920
Henkel AG & Co KGaA (B)	17,310	1,950

Total Preferred Stock (Cost $2,380) ($ Thousands)		2,870

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P. 0.020% **†(C)	11,864,892	11,868

Total Affiliated Partnership (Cost $11,867) ($ Thousands)		11,868

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	5,660,617	5,661

Total Cash Equivalent (Cost $5,661) ($ Thousands)		5,661

Total Investments in Securities — 101.6% (Cost $321,308) ($ Thousands)		$394,369

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Tax-Managed International Managed Volatility Fund  (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	36	Jun-2021	$1,621	$1,636	$36
FTSE 100 Index	5	Jun-2021	463	461	–
Hang Seng Index	3	May-2021	545	546	2
SPI 200 Index	3	Jun-2021	388	386	3
TOPIX Index	6	Jun-2021	1,073	1,061	4

			$4,090	$4,090	$45

Percentages are based on Net Assets of $388,342 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (see Note 10). The total market value of securities on loan at March 31, 2021 was $11,208 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2021 was $11,868 ($ Thousands).

Cl — Class

FTSE— Financial Times and Stock Exchange

L.P. — Limited Partnership

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	373,970	–	–	373,970
Preferred Stock	2,870	–	–	2,870
Affiliated Partnership	–	11,868	–	11,868
Cash Equivalent	5,661	–	–	5,661

Total Investments in Securities	382,501	11,868	–	394,369

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	45	—	—	45

Total Other Financial Instruments	45	—	—	45

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,302	$35,716	$(32,151)	$(1)	$2	$ 11,868	11,864,892	$43	$—
SEI Daily Income Trust, Government Fund, Cl F	2,764	22,387	(19,490)	—	—	5,661	5,660,617	—	—

Totals	$11,066	$58,103	$(51,641)	$(1)	$2	$ 17,529		$43	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.0%

Communication Services — 9.8%
Activision Blizzard Inc	17,200	$1,599
Alphabet Inc, Cl A *	6,710	13,839
Alphabet Inc, Cl C *	6,383	13,204
AT&T Inc	158,703	4,804
Charter Communications Inc, Cl A *	3,100	1,913
Comcast Corp, Cl A	101,680	5,502
Discovery Inc, Cl A *	3,529	153
Discovery Inc, Cl C *	6,485	239
DISH Network Corp, Cl A *	5,773	209
Electronic Arts Inc	6,328	857
Facebook Inc, Cl A *	53,451	15,743
Fox Corp	10,853	388
Interpublic Group of Cos Inc/The	8,997	263
Live Nation Entertainment Inc *	3,300	279
Lumen Technologies Inc	22,757	304
Netflix Inc *	9,781	5,102
News Corp, Cl A	9,030	230
News Corp, Cl B	2,600	61
Omnicom Group Inc	4,669	346
Take-Two Interactive Software Inc, Cl A *	2,600	459
T-Mobile US Inc *	13,000	1,629
Twitter Inc *	17,900	1,139
Verizon Communications Inc	92,098	5,356
ViacomCBS Inc, Cl B	12,720	574
Walt Disney Co/The	40,250	7,427

		81,619

Consumer Discretionary — 11.0%
Advance Auto Parts Inc	1,494	274
Amazon.com Inc, Cl A *	9,463	29,279
AutoZone Inc *	525	737
Best Buy Co Inc	5,178	594
Booking Holdings Inc *	923	2,150
BorgWarner Inc	5,501	255
Caesars Entertainment Inc *	4,700	411
CarMax Inc *	3,556	472
Carnival Corp *	17,480	464
Chipotle Mexican Grill Inc, Cl A *	643	914
Darden Restaurants Inc	2,934	417
Dollar General Corp	5,473	1,109
Dollar Tree Inc *	5,185	593
Domino’s Pizza Inc	800	294
DR Horton Inc	7,486	667
eBay Inc	14,247	873
Etsy Inc *	2,800	565
Expedia Group Inc	3,115	536
Ford Motor Co *	86,476	1,059
Gap Inc/The	4,298	128
Garmin Ltd	3,404	449
General Motors Co	28,377	1,631
Genuine Parts Co	3,304	382

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	8,067	$159
Hasbro Inc	2,898	279
Hilton Worldwide Holdings Inc *	6,200	750
Home Depot Inc/The	23,882	7,290
L Brands Inc *	5,108	316
Las Vegas Sands Corp	7,300	444
Leggett & Platt Inc	3,065	140
Lennar Corp, Cl A	6,174	625
LKQ Corp *	6,000	254
Lowe’s Cos Inc	16,245	3,089
Marriott International Inc/MD, Cl A	5,951	881
McDonald’s Corp	16,607	3,722
MGM Resorts International	9,000	342
Mohawk Industries Inc *	1,358	261
Newell Brands Inc, Cl B	8,713	233
NIKE Inc, Cl B	28,238	3,753
Norwegian Cruise Line Holdings Ltd *	7,800	215
NVR Inc *	80	377
O’Reilly Automotive Inc *	1,512	767
Penn National Gaming Inc *	3,400	356
Pool Corp	900	311
PulteGroup Inc	5,743	301
PVH Corp	1,620	171
Ralph Lauren Corp, Cl A	1,160	143
Ross Stores Inc	7,849	941
Royal Caribbean Cruises Ltd	4,810	412
Starbucks Corp	26,157	2,858
Tapestry Inc *	6,434	265
Target Corp, Cl A	11,084	2,195
Tesla Inc *	17,081	11,409
TJX Cos Inc/The	26,676	1,765
Tractor Supply Co	2,646	469
Ulta Beauty Inc *	1,200	371
Under Armour Inc, Cl A *	4,346	96
Under Armour Inc, Cl C *	4,081	75
VF Corp	7,140	571
Whirlpool Corp	1,409	310
Wynn Resorts Ltd	2,217	278
Yum! Brands Inc	6,597	714

		92,161

Consumer Staples — 5.5%
Altria Group Inc	41,269	2,111
Archer-Daniels-Midland Co	12,541	715
Brown-Forman Corp, Cl B	4,185	289
Campbell Soup Co	4,672	235
Church & Dwight Co Inc	5,400	472
Clorox Co/The	2,822	544
Coca-Cola Co/The	86,282	4,548
Colgate-Palmolive Co	18,848	1,486
Conagra Brands Inc	10,792	406
Constellation Brands Inc, Cl A	3,770	859
Costco Wholesale Corp	9,776	3,446

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	5,044	$1,467
General Mills Inc	13,541	830
Hershey Co/The	3,286	520
Hormel Foods Corp	6,216	297
J M Smucker Co/The	2,404	304
Kellogg Co	5,594	354
Kimberly-Clark Corp	7,477	1,040
Kraft Heinz Co/The	14,600	584
Kroger Co/The	16,748	603
Lamb Weston Holdings Inc	3,400	263
McCormick & Co Inc/MD	5,528	493
Molson Coors Beverage Co, Cl B	4,324	221
Mondelez International Inc, Cl A	31,353	1,835
Monster Beverage Corp *	8,165	744
PepsiCo Inc	30,640	4,334
Philip Morris International Inc	34,637	3,074
Procter & Gamble Co/The	54,766	7,417
Sysco Corp, Cl A	11,243	885
Tyson Foods Inc, Cl A	6,575	488
Walgreens Boots Alliance Inc	15,807	868
Walmart Inc	30,876	4,194

		45,926

Energy — 2.5%
APA Corp	8,701	156
Baker Hughes Co, Cl A	15,415	333
Cabot Oil & Gas Corp	9,398	176
Chevron Corp	42,823	4,487
ConocoPhillips	30,056	1,592
Devon Energy Corp	13,406	293
Diamondback Energy Inc, Cl A	3,600	265
EOG Resources Inc	12,927	938
Exxon Mobil Corp	94,200	5,259
Halliburton Co	19,642	421
Hess Corp	5,974	423
HollyFrontier Corp	3,400	122
Kinder Morgan Inc	43,714	728
Marathon Oil Corp	17,392	186
Marathon Petroleum Corp	14,650	784
NOV Inc	8,630	118
Occidental Petroleum Corp	18,628	496
ONEOK Inc	9,854	499
Phillips 66	9,599	783
Pioneer Natural Resources Co	4,572	726
Schlumberger NV, Cl A	30,837	838
Valero Energy Corp	9,197	659
Williams Cos Inc/The	27,246	645

		20,927

Financials — 9.8%
Aflac Inc	14,118	723
Allstate Corp/The	6,812	783
American Express Co	14,513	2,053

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group Inc	19,105	$883
Ameriprise Financial Inc	2,617	608
Arthur J Gallagher & Co	4,400	549
Assurant Inc	1,282	182
Bank of America Corp	169,073	6,541
Bank of New York Mellon Corp/The	17,843	844
Berkshire Hathaway Inc, Cl B *	42,330	10,814
BlackRock Inc	3,115	2,349
Capital One Financial Corp	10,115	1,287
Cboe Global Markets Inc	2,500	247
Charles Schwab Corp/The	33,235	2,166
Chubb Ltd	9,966	1,574
Cincinnati Financial Corp	3,293	339
Citigroup Inc	46,445	3,379
Citizens Financial Group Inc	9,600	424
CME Group Inc	7,948	1,623
Comerica Inc	3,173	228
Discover Financial Services	6,846	650
Everest Re Group Ltd	900	223
Fifth Third Bancorp	15,951	597
First Republic Bank/CA	3,900	650
Franklin Resources Inc	6,036	179
Globe Life Inc	2,035	197
Goldman Sachs Group Inc/The	7,601	2,485
Hartford Financial Services Group Inc/The	7,961	532
Huntington Bancshares Inc/OH	22,447	353
Intercontinental Exchange Inc	12,480	1,394
Invesco Ltd	8,712	220
JPMorgan Chase & Co	67,717	10,308
KeyCorp	21,652	433
Lincoln National Corp	4,009	250
Loews Corp	4,889	251
M&T Bank Corp	2,908	441
MarketAxess Holdings Inc	860	428
Marsh & McLennan Cos Inc	11,217	1,366
MetLife Inc	16,612	1,010
Moody’s Corp	3,604	1,076
Morgan Stanley	33,336	2,589
MSCI Inc, Cl A	1,800	755
Nasdaq Inc, Cl A	2,587	381
Northern Trust Corp	4,571	480
People’s United Financial Inc	9,789	175
PNC Financial Services Group Inc/The	9,397	1,648
Principal Financial Group Inc, Cl A	5,633	338
Progressive Corp/The	13,121	1,254
Prudential Financial Inc	8,777	800
Raymond James Financial Inc	2,800	343
Regions Financial Corp	21,560	445
S&P Global Inc	5,358	1,891
SVB Financial Group, Cl B *	1,200	592
Synchrony Financial	12,101	492
T Rowe Price Group Inc	5,040	865

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers Cos Inc/The	5,552	$835
Truist Financial Corp	29,882	1,743
Unum Group	4,763	133
US Bancorp	30,302	1,676
W R Berkley Corp	3,200	241
Wells Fargo & Co	91,933	3,592
Zions Bancorp NA	3,737	205

		82,112

Health Care — 11.1%
Abbott Laboratories	39,424	4,725
AbbVie Inc	39,241	4,247
ABIOMED Inc *	966	308
Agilent Technologies Inc	6,685	850
Alexion Pharmaceuticals Inc *	4,908	750
Align Technology Inc *	1,600	866
AmerisourceBergen Corp, Cl A	3,354	396
Amgen Inc, Cl A	12,863	3,200
Anthem Inc	5,438	1,952
Baxter International Inc	11,192	944
Becton Dickinson and Co	6,467	1,572
Biogen Inc *	3,350	937
Bio-Rad Laboratories Inc, Cl A *	500	286
Boston Scientific Corp *	31,392	1,213
Bristol-Myers Squibb Co	49,832	3,146
Cardinal Health Inc	6,503	395
Catalent Inc *	3,700	390
Centene Corp *	13,032	833
Cerner Corp	6,912	497
Cigna Corp	7,820	1,890
Cooper Cos Inc/The, Cl A	1,100	422
CVS Health Corp	29,160	2,194
Danaher Corp, Cl A	14,091	3,172
DaVita Inc *	1,657	179
DENTSPLY SIRONA Inc	4,971	317
Dexcom Inc *	2,100	755
Edwards Lifesciences Corp, Cl A *	14,016	1,172
Eli Lilly and Co	17,666	3,300
Gilead Sciences Inc	27,913	1,804
HCA Healthcare Inc	5,943	1,119
Henry Schein Inc *	3,044	211
Hologic Inc *	5,800	431
Humana Inc	2,890	1,212
IDEXX Laboratories Inc *	1,900	930
Illumina Inc *	3,200	1,229
Incyte Corp *	4,300	349
Intuitive Surgical Inc *	2,638	1,949
IQVIA Holdings Inc *	4,300	831
Johnson & Johnson	58,344	9,589
Laboratory Corp of America Holdings *	2,117	540
McKesson Corp	3,575	697
Merck & Co Inc	56,266	4,338
Mettler-Toledo International Inc *	545	630

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PerkinElmer Inc	2,569	$330
Pfizer Inc	124,057	4,495
Quest Diagnostics Inc	2,878	369
Regeneron Pharmaceuticals Inc *	2,275	1,076
ResMed Inc	3,200	621
Stryker Corp	7,276	1,772
Teleflex Inc	1,060	440
Thermo Fisher Scientific Inc	8,776	4,005
UnitedHealth Group Inc	20,991	7,810
Universal Health Services Inc, Cl B	1,742	232
Varian Medical Systems Inc *	2,065	365
Vertex Pharmaceuticals Inc *	5,758	1,237
Viatris Inc, Cl W *	26,911	376
Waters Corp *	1,420	404
West Pharmaceutical Services Inc	1,600	451
Zimmer Biomet Holdings Inc	4,653	745
Zoetis Inc, Cl A	10,573	1,665

		93,160

Industrials — 7.4%
3M Co	12,926	2,491
A O Smith Corp	3,100	210
Alaska Air Group Inc	2,900	201
American Airlines Group Inc	13,525	323
AMETEK Inc	5,164	660
Boeing Co/The *	12,209	3,110
Carrier Global Corp	18,407	777
Caterpillar Inc, Cl A	12,145	2,816
CH Robinson Worldwide Inc	3,087	295
Cintas Corp	1,952	666
Copart Inc *	4,600	500
CSX Corp	16,888	1,628
Cummins Inc	3,263	845
Deere & Co	6,913	2,586
Delta Air Lines Inc, Cl A *	14,322	691
Dover Corp	3,246	445
Emerson Electric Co	13,426	1,211
Equifax Inc	2,676	485
Expeditors International of Washington Inc	3,708	399
Fastenal Co, Cl A	12,844	646
FedEx Corp	5,369	1,525
Fortive Corp	7,554	534
Fortune Brands Home & Security Inc	3,200	307
Generac Holdings Inc *	1,400	458
General Dynamics Corp	5,165	938
General Electric Co	194,793	2,558
Honeywell International Inc	15,452	3,354
Howmet Aerospace Inc	8,992	289
Huntington Ingalls Industries Inc, Cl A	900	185
IDEX Corp	1,700	356
IHS Markit Ltd	8,400	813
Illinois Tool Works Inc	6,431	1,425
Ingersoll Rand Inc *	8,214	404

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jacobs Engineering Group Inc	2,821	$365
JB Hunt Transport Services Inc	1,845	310
Kansas City Southern	2,063	544
L3Harris Technologies Inc	4,571	926
Lockheed Martin Corp	5,493	2,030
Masco Corp	5,623	337
Norfolk Southern Corp	5,602	1,504
Northrop Grumman Corp	3,421	1,107
Old Dominion Freight Line Inc, Cl A	2,150	517
Otis Worldwide Corp	9,053	620
PACCAR Inc	7,819	726
Parker-Hannifin Corp, Cl A	2,852	900
Quanta Services Inc	3,082	271
Raytheon Technologies Corp	33,748	2,608
Republic Services Inc	4,662	463
Robert Half International Inc	2,559	200
Rockwell Automation Inc	2,535	673
Rollins Inc	5,175	178
Roper Technologies Inc	2,278	919
Snap-on Inc	1,255	290
Southwest Airlines Co, Cl A	13,233	808
Stanley Black & Decker Inc	3,611	721
Teledyne Technologies Inc *	800	331
Textron Inc	5,037	282
TransDigm Group Inc *	1,240	729
Union Pacific Corp	14,842	3,271
United Airlines Holdings Inc *	6,400	368
United Parcel Service Inc, Cl B	16,011	2,722
United Rentals Inc *	1,599	526
Verisk Analytics Inc, Cl A	3,600	636
Waste Management Inc	8,682	1,120
Westinghouse Air Brake Technologies Corp	4,090	324
WW Grainger Inc	947	380
Xylem Inc/NY	3,948	415

		62,252

Information Technology — 23.3%
Adobe Inc *	10,633	5,055
Advanced Micro Devices Inc *	26,800	2,104
Akamai Technologies Inc *	3,674	374
Amphenol Corp, Cl A	13,440	887
Analog Devices Inc	6,090	944
ANSYS Inc *	1,900	645
Apple Inc	350,560	42,821
Applied Materials Inc	20,371	2,722
Arista Networks Inc *	1,200	362
Autodesk Inc, Cl A *	4,905	1,359
Automatic Data Processing Inc	9,542	1,798
Broadcom Inc	9,075	4,208
Broadridge Financial Solutions Inc	2,600	398
Cadence Design Systems Inc *	6,100	836
CDW Corp/DE	3,200	530
Cisco Systems Inc/Delaware	93,972	4,859

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citrix Systems Inc	2,726	$383
Cognizant Technology Solutions Corp, Cl A	11,677	912
Corning Inc, Cl B	17,171	747
DXC Technology Co	5,876	184
Enphase Energy Inc *	2,800	454
F5 Networks Inc, Cl A *	1,391	290
Fidelity National Information Services Inc, Cl B	13,753	1,934
Fiserv Inc, Cl A *	12,764	1,519
FleetCor Technologies Inc *	1,800	484
FLIR Systems Inc	3,092	175
Fortinet Inc *	3,000	553
Gartner Inc *	2,000	365
Global Payments Inc	6,589	1,328
Hewlett Packard Enterprise Co	28,510	449
HP Inc	28,210	896
Intel Corp	90,397	5,785
International Business Machines Corp	19,868	2,648
Intuit Inc	6,045	2,316
IPG Photonics Corp *	800	169
Jack Henry & Associates Inc	1,700	258
Juniper Networks Inc	7,633	193
Keysight Technologies Inc *	4,200	602
KLA Corp	3,449	1,140
Lam Research Corp	3,160	1,881
Leidos Holdings Inc	2,900	279
Mastercard Inc, Cl A	19,482	6,937
Maxim Integrated Products Inc	10,429	953
Microchip Technology Inc	5,837	906
Micron Technology Inc *	24,871	2,194
Microsoft Corp	167,534	39,499
Monolithic Power Systems Inc	900	318
Motorola Solutions Inc	3,802	715
NetApp Inc	4,828	351
NortonLifeLock Inc	12,608	268
NVIDIA Corp	13,728	7,330
NXP Semiconductors NV	6,200	1,248
Oracle Corp, Cl B	41,233	2,893
Paychex Inc	7,200	706
Paycom Software Inc *	1,120	415
PayPal Holdings Inc *	25,985	6,310
Qorvo Inc *	2,505	458
QUALCOMM Inc	25,268	3,350
salesforce.com Inc *	20,372	4,316
ServiceNow Inc *	4,300	2,151
Skyworks Solutions Inc	3,707	680
Synopsys Inc *	3,400	842
TE Connectivity Ltd	7,303	943
Teradyne Inc	3,800	462
Texas Instruments Inc	20,511	3,876
Trimble Inc *	5,700	443
Tyler Technologies Inc *	918	390

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VeriSign Inc *	2,178	$433
Visa Inc, Cl A	37,732	7,989
Western Digital Corp	6,738	450
Western Union Co/The	9,277	229
Xilinx Inc	5,387	667
Zebra Technologies Corp, Cl A *	1,200	582

		195,150

Materials — 2.0%
Air Products and Chemicals Inc	4,861	1,368
Albemarle Corp	2,620	383
Avery Dennison Corp	1,876	345
Ball Corp	7,312	620
Celanese Corp, Cl A	2,500	375
CF Industries Holdings Inc	4,837	219
Corteva Inc	16,391	764
Dow Inc	16,525	1,057
DuPont de Nemours Inc	12,007	928
Eastman Chemical Co	3,098	341
Ecolab Inc	5,546	1,187
FMC Corp	2,949	326
Freeport-McMoRan Inc, Cl B	32,462	1,069
International Flavors & Fragrances Inc	5,562	776
International Paper Co	8,773	474
LyondellBasell Industries NV, Cl A	5,713	594
Martin Marietta Materials Inc, Cl A	1,365	458
Mosaic Co/The	7,810	247
Newmont Corp	17,704	1,067
Nucor Corp	6,748	542
Packaging Corp of America	2,100	282
PPG Industries Inc	5,270	792
Sealed Air Corp	3,658	168
Sherwin-Williams Co/The, Cl A	1,738	1,283
Vulcan Materials Co	2,930	494
Westrock Co	5,692	296

		16,455

Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	2,800	460
American Tower Corp, Cl A ‡	9,916	2,371
AvalonBay Communities Inc ‡	3,122	576
Boston Properties Inc ‡	3,108	315
CBRE Group Inc, Cl A *‡	7,325	579
Crown Castle International Corp ‡	9,528	1,640
Digital Realty Trust Inc, Cl A ‡	6,300	887
Duke Realty Corp ‡	8,100	340
Equinix Inc ‡	2,019	1,372
Equity Residential ‡	7,633	547
Essex Property Trust Inc ‡	1,460	397
Extra Space Storage Inc ‡	2,900	384
Federal Realty Investment Trust ‡	1,600	162
Healthpeak Properties Inc ‡	12,330	391
Host Hotels & Resorts Inc ‡	16,312	275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iron Mountain Inc ‡	6,676	$247
Kimco Realty Corp ‡	9,796	184
Mid-America Apartment Communities Inc ‡	2,600	375
Prologis Inc ‡	16,369	1,735
Public Storage ‡	3,400	839
Realty Income Corp ‡	7,818	496
Regency Centers Corp ‡	3,700	210
SBA Communications Corp, Cl A ‡	2,463	684
Simon Property Group Inc ‡	7,258	826
UDR Inc ‡	6,800	298
Ventas Inc ‡	8,310	443
Vornado Realty Trust ‡	3,631	165
Welltower Inc ‡	9,307	667
Weyerhaeuser Co ‡	16,860	600

		18,465

Utilities — 2.4%
AES Corp/The	15,212	408
Alliant Energy Corp	5,400	292
Ameren Corp	5,544	451
American Electric Power Co Inc	10,929	926
American Water Works Co Inc	4,100	615
Atmos Energy Corp	2,900	287
CenterPoint Energy Inc	12,017	272
CMS Energy Corp	6,313	387
Consolidated Edison Inc	7,478	559
Dominion Energy Inc	17,868	1,357
DTE Energy Co	4,341	578
Duke Energy Corp	16,598	1,602
Edison International	8,490	498
Entergy Corp	4,477	445
Evergy Inc	5,200	310
Eversource Energy	7,744	671
Exelon Corp	21,590	944
FirstEnergy Corp	12,021	417
NextEra Energy Inc	43,592	3,296
NiSource Inc	8,913	215
NRG Energy Inc	5,364	202
Pinnacle West Capital Corp	2,594	211
PPL Corp	17,139	494
Public Service Enterprise Group Inc	11,357	684
Sempra Energy	6,568	871
Southern Co/The	23,382	1,453
WEC Energy Group Inc	7,137	668

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	11,846	$788

		19,901

Total Common Stock (Cost $363,574) ($ Thousands)		728,128

FOREIGN COMMON STOCK — 2.2%

Ireland — 0.6%
Accenture PLC, Cl A	14,048	3,881
Eaton Corp PLC	8,839	1,222

		5,103

United Kingdom — 1.6%
Allegion PLC	2,094	263
Amcor PLC	35,009	409
Aon PLC, Cl A	5,009	1,153
Aptiv PLC *	6,041	833
Johnson Controls International PLC	15,938	951
Linde PLC	11,582	3,244
Medtronic PLC	29,941	3,537
Nielsen Holdings PLC	8,180	206
Pentair PLC	3,877	242

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Perrigo Co PLC	3,076	$124
Seagate Technology PLC	4,343	333
STERIS PLC	1,900	362
Trane Technologies PLC	5,303	878
Willis Towers Watson PLC	2,847	652

		13,187

Total Foreign Common Stock (Cost $9,664) ($ Thousands)		18,290

Total Investments in Securities — 89.2% (Cost $373,238) ($ Thousands)		$746,418

	Contracts

PURCHASED OPTION* — 0.4%
Total Purchased Option (A) (Cost $823) ($ Thousands)	185,919,788	$3,393

PURCHASED SWAPTIONS* — 2.3%
Total Purchased Swaptions (B) (Cost $5,038) ($ Thousands)	612,455,481	$19,052

A list of the open option contracts held by the Fund at March 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.4%

Call Options

EUR PUT USD CALL*	185,919,788	$823	$1.19	4/17/2021	$3,393

Total Purchased Option		$823			$3,393

† Represents Cost

A list of the open OTC swaption contracts held by the Fund at March 31, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 2.3%

Call Swaptions
CMS One Look*	Bank of America Merill Lynch	80,642,481	$2.00	08/19/2023	$11,776

CMS One Look*	Bank of America Merill Lynch	531,813,000	$0.14	07/17/2021	7,276

Total Purchased Swaptions		612,455,481			$19,052

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	114	Jun-2021	$12,502	$12,494	$(8)
S&P 500 Index E-MINI	364	Jun-2021	71,297	72,207	910

			$83,799	$84,701	$902

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized (Depreciation) (Thousands)
Bank of America	01/11/22	USD	170	SAR	637	$—
Bank of America	01/11/22	SAR	157,631	USD	41,965	(50)

						$(50)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
1Y CPI-CPURNSA	2.1475%	Annually	12/10/2030	USD	27,761	$1,265	$–	$1,265

A list of OTC swap agreements held by the fund at March 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	12 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	05/18/2021	USD	(47,209)	$(992)	$–	$(992)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	7 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	06/18/2021	USD	(33,924)	(268)	–	(268)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	0.10%	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	12/09/2021	USD	(37,166)	(861)	–	(861)
BNP Paribas	BLOOMBERG COMMODITY INDEX TOTAL RETURN	USD LIBOR 3-Months	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	12/16/2021	USD	(13,566)	(172)	–	(172)

								$(2,293)	$–	$(2,293)

Percentages are based on Net Assets of $836,723 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2021.
(A)	Refer to table below for details on Options Contracts.
(B)	Refer to table below for details on Swaption Contracts.

BPs— Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

OTC — Over The Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

USD — U.S. Dollar

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Dynamic Asset Allocation Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	728,128	—	—	728,128
Foreign Common Stock	18,290	—	—	18,290

Total Investments in Securities	746,418	—	—	746,418

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Option	3,393	—	—	3,393
Purchased Swaptions	—	19,052	—	19,052
Futures Contracts*
Unrealized Appreciation	910	—	—	910
Unrealized Depreciation	(8)	—	—	(8)
Forwards Contracts*
Unrealized Depreciation	—	(50)	—	(50)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,265	—	1,265
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	—	(2,293)	—	(2,293)

Total Other Financial Instruments	4,295	17,974	—	22,269

* Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instruments.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2021

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report. (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2021
By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 8, 2021